UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1.	Reports to Stockholders.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	INCOME EQUITY FUND
Ticker Symbol: NOIEX

17	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

22	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

26	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

30	SMALL CAP CORE FUND
Ticker Symbol: NSGRX

53	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

62	NOTES TO THE FINANCIAL STATEMENTS

74	FUND EXPENSES

75	APPROVAL OF MANAGEMENT AGREEMENT

80	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND	LARGE CAP VALUE FUND
ASSETS:
Investments, at value	$224,939	$219,209		$236,893	$90,397
Investments in affiliates, at value	2,595	599		1,376	704
Cash held at broker	–	1,061		–	–
Foreign currencies held at broker, at value (restricted $188)	–	188	(1)	–	–
Foreign currencies, at value (cost $3,259)	–	3,306		–	–
Dividend income receivable	404	764		255	106
Receivable for foreign tax reclaimable	–	511		–	–
Receivable for securities sold	–	–		–	–
Receivable for variation margin on futures contracts	9	32		5	2
Receivable for fund shares sold	2	51		23	5
Receivable from investment adviser	4	6		4	3
Prepaid and other assets	7	7		22	20
Total Assets	227,960	225,734		238,578	91,237
LIABILITIES:
Payable for securities purchased	–	–		–	–
Payable for fund shares redeemed	85	–		130	28
Payable to affiliates:
Management fees	35	18		17	8
Custody fees	3	6		–	–
Shareholder servicing fees	25	1		4	7
Transfer agent fees	1	–		1	–
Trustee fees	4	10		17	7
Outstanding options written, at value (premiums received $39, respectively)	60	–		–	–
Accrued other liabilities	29	32		27	38
Total Liabilities	242	67		196	88
Net Assets	$227,718	$225,667		$238,382	$91,149
ANALYSIS OF NET ASSETS:
Capital stock	$168,384	$322,269		$209,607	$142,033
Accumulated undistributed net investment income	83	4,044		137	1,790
Accumulated undistributed net realized gain (loss)	12,435	(128,508)		(2,760)	(60,089)
Net unrealized appreciation	46,816	27,862		31,398	7,415
Net Assets	$227,718	$225,667		$238,382	$91,149
Shares Outstanding ($.0001 par value, unlimited authorization)	16,003	22,258		13,240	5,770
Net Asset Value, Redemption and Offering Price Per Share	$14.23	$10.14		$18.00	$15.80
Investments, at cost	$178,115	$191,526		$205,511	$82,999
Investments in affiliates, at cost	2,595	599		1,376	704

(1)	Cost associated with foreign currencies held at broker is $189.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND

$467,097	$3,747,592
10,089	85,347
–	–
–	–
–	–
464	5,879
–	–
–	3,312
2	71
132	1,783
7	80
38	38
477,829	3,844,102

–	2,555
215	2,288
49	592
1	6
28	933
1	9
4	11
–	–
30	107
328	6,501
$477,501	$3,837,601

$302,810	$2,336,367
2,381	20,145
26,339	297,925
145,971	1,183,164
$477,501	$3,837,601
18,431	151,534
$25.91	$25.33
$321,641	$2,568,286
10,089	85,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND	LARGE CAP VALUE FUND
INVESTMENT INCOME:
Dividend income	$3,408	$3,872	(1)	$2,029	$1,446
Dividend income from investments in affiliates	6	10		3	2
Interest income	1	–		1	1
Total Investment Income	3,415	3,882		2,033	1,449
EXPENSES:
Management fees	1,078	787		373	335
Custody fees	18	106		25	11
Transfer agent fees	17	15		13	7
Registration fees	12	11		12	12
Printing fees	26	26		26	26
Professional fees	21	21		21	21
Shareholder servicing fees	73	4		8	20
Trustee fees	5	5		14	5
Other	6	6		7	11
Total Expenses	1,256	981		499	448
Less expenses reimbursed by investment adviser	(114)	(484)		(109)	(184)
Net Expenses	1,142	497		390	264
Net Investment Income	2,273	3,385		1,643	1,185
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	11,776	2,547		4,431	1,043
Futures contracts	40	68		44	40
Foreign currency transactions	–	91		–	–
Net changes in unrealized appreciation (depreciation) on:
Investments	1,879	14,692		5,284	1,112
Written options	(21)	–		–	–
Futures contracts	19	107		14	17
Foreign currency translations	–	102		–	–
Net Gains	13,693	17,607		9,773	2,212
Net Increase in Net Assets Resulting from Operations	$15,966	$20,992		$11,416	$3,397

(1)	Net of $373 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND

$3,550	$36,671
18	362
1	50
3,569	37,083

1,680	17,612
30	205
36	278
13	38
26	134
21	48
99	2,539
5	24
7	22

1,917	20,900
(358)	(2,327)
1,559	18,573
2,010	18,510

22,616	223,491
120	5,497
–	–

10,516	(47,654)
–	–
460	1,405
–	–
33,712	182,739
$35,722	$201,249

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP VALUE FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$2,273	$4,865	$3,385	$2,544	$1,643	$2,500	$1,185	$1,658
Net realized gains	11,816	8,194	2,706	13,886	4,475	4,217	1,083	8,793
Net change in unrealized appreciation (depreciation)	1,877	15,038	14,901	2,820	5,298	11,607	1,129	6,013
Net Increase in Net Assets Resulting from Operations	15,966	28,097	20,992	19,250	11,416	18,324	3,397	16,464
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(16,539)	(30,088)	49,891	(15,177)	101,240	(32,774)	(6,102)	(10,258)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,539)	(30,088)	49,891	(15,177)	101,240	(32,774)	(6,102)	(10,258)
DISTRIBUTIONS PAID:
From net investment income	(2,220)	(4,902)	–	(2,400)	(1,529)	(2,521)	–	(1,400)
From net realized gains	–	(2,136)	–	–	–	–	–	–
Total Distributions Paid	(2,220)	(7,038)	–	(2,400)	(1,529)	(2,521)	–	(1,400)
Total Increase (Decrease) in Net Assets	(2,793)	(9,029)	70,883	1,673	111,127	(16,971)	(2,705)	4,806
NET ASSETS:
Beginning of period	230,511	239,540	154,784	153,111	127,255	144,226	93,854	89,048
End of period	$227,718	$230,511	$225,667	$154,784	$238,382	$127,255	$91,149	$93,854
Accumulated Undistributed Net Investment Income	$83	$30	$4,044	$659	$137	$23	$1,790	$605

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2017

SMALL CAP CORE FUND		SMALL CAP VALUE FUND
SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017

$2,010	$3,028	$18,510	$29,229
22,736	5,535	228,988	116,593
10,976	89,109	(46,249)	550,901
35,722	97,672	201,249	696,723

(48,864)	82,463	(140,699)	247,481
(48,864)	82,463	(140,699)	247,481

–	(3,000)	–	(32,800)
–	(475)	–	(48,664)
–	(3,475)	–	(81,464)
(13,142)	176,660	60,550	862,740

490,643	313,983	3,777,051	2,914,311
$477,501	$490,643	$3,837,601	$3,777,051
$2,381	$371	$20,145	$1,635

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$13.39	$12.22	$12.74	$15.82	$14.52	$12.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.27	0.27	0.37	0.30	0.22
Net realized and unrealized gains (losses)	0.84	1.29	(0.09)	1.02	1.80	1.57
Total from Investment Operations	0.98	1.56	0.18	1.39	2.10	1.79
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.27)	(0.27)	(0.56)	(0.24)	(0.26)
From net realized gains	–	(0.12)	(0.43)	(3.91)	(0.56)	–
Total Distributions Paid	(0.14)	(0.39)	(0.70)	(4.47)	(0.80)	(0.26)
Net Asset Value, End of Period	$14.23	$13.39	$12.22	$12.74	$15.82	$14.52
Total Return(1)	7.32%	12.94%	1.62%	9.40%	14.72%	14.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$227,718	$230,511	$239,540	$331,857	$390,616	$360,423
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.01%	1.01%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.11%	1.15%	1.13%	1.16%	1.25%	1.23%
Net investment income, net of reimbursements and credits(3)	2.00%	2.07%	2.12%	2.22%	1.96%	1.85%
Net investment income, before reimbursements and credits	1.90%	1.93%	1.99%	2.06%	1.71%	1.62%
Portfolio Turnover Rate	14.39%	32.17%	13.14%	109.84%	14.34%	11.27%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and $5,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal year ended March 31, 2017, respectively, approximately $3,000, $2,000 and $7,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015 and 2014, respectively, and approximately $9,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2013. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$9.06	$8.12		$9.39	$10.05	$8.53	$7.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.14		0.17	0.20	0.31	0.14
Net realized and unrealized gains (losses)	0.94	0.93		(1.27)	(0.51)	1.39	0.58
Total from Investment Operations	1.08	1.07		(1.10)	(0.31)	1.70	0.72
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.13)		(0.17)	(0.35)	(0.15)	(0.14)
From net realized gains	–	–		–	–	(0.03)	–
Total Distributions Paid	–	(0.13)		(0.17)	(0.35)	(0.18)	(0.14)
Net Asset Value, End of Period	$10.14	$9.06		$8.12	$9.39	$10.05	$8.53
Total Return(2)	11.92%	13.32%		(11.78)%	(2.91)%	19.96%	9.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$225,667	$154,784		$153,111	$211,645	$253,233	$259,920
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.51%	0.93	%(5)	1.08%	1.09%	1.06%	1.06%
Expenses, before reimbursements and credits	1.00%	1.23%		1.22%	1.26%	1.32%	1.37%
Net investment income, net of reimbursements and credits(4)	3.45%	1.67	%(5)	1.66%	2.02%	3.00%	1.88%
Net investment income, before reimbursements and credits	2.96%	1.37%		1.52%	1.85%	2.74%	1.57%
Portfolio Turnover Rate	16.78%	101.07%		12.78%	13.02%	16.09%	27.40%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $1,000, which represents less than 0.01 percent and 0.005 percent of average net assets for each of the fiscal years ended March 31, 2017 and 2016, respectively, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000, which represents less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective January 1, 2017, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.50%. Prior to January 1, 2017, the expense limitation had been 1.06%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$16.98	$15.10		$15.42	$14.11	$11.43	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.30		0.28	0.21	0.20	0.21
Net realized and unrealized gains (losses)	1.01	1.88		(0.32)	1.30	2.68	1.27
Total from Investment Operations	1.17	2.18		(0.04)	1.51	2.88	1.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.30)		(0.28)	(0.20)	(0.20)	(0.22)
Total Distributions Paid	(0.15)	(0.30)		(0.28)	(0.20)	(0.20)	(0.22)
Net Asset Value, End of Period	$18.00	$16.98		$15.10	$15.42	$14.11	$11.43
Total Return(1)	6.90%	14.60%		(0.22)%	10.81%	25.31%	14.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$238,382	$127,255		$144,226	$169,711	$25,553	$12,564
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.46%	0.49	%(4)	0.59%	0.62%	0.62%	0.62%
Expenses, before reimbursements and credits	0.59%	0.63%		0.59%	0.83%	1.47%	1.98%
Net investment income, net of reimbursements and credits(3)	1.95%	1.85	%(4)	1.82%	1.57%	1.69%	2.05%
Net investment income, before reimbursements and credits	1.82%	1.71%		1.82%	1.36%	0.84%	0.69%
Portfolio Turnover Rate	37.64%	66.77%		56.10%	41.81%	95.11%	85.90%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016, and less than $1,000, which represents less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(4)	Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.45%. Prior to June 15, 2016, the expense limitation had been 0.60%.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$15.22	$12.95		$13.99	$13.00	$10.84	$9.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.27		0.22	0.23	0.38	0.25
Net realized and unrealized gains (losses)	0.37	2.22		(1.04)	1.12	2.03	0.99
Total from Investment Operations	0.58	2.49		(0.82)	1.35	2.41	1.24
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.22)		(0.22)	(0.36)	(0.25)	(0.28)
Total Distributions Paid	–	(0.22)		(0.22)	(0.36)	(0.25)	(0.28)
Net Asset Value, End of Period	$15.80	$15.22		$12.95	$13.99	$13.00	$10.84
Total Return(1)	3.81%	19.29%		(5.87)%	10.39%	22.30%	12.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$91,149	$93,854		$89,048	$104,545	$108,899	$107,774
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.58%	0.63	%(4)	0.87%	0.86%	0.85%	0.85%
Expenses, before reimbursements and credits	0.98%	1.12%		1.09%	1.18%	1.32%	1.35%
Net investment income, net of reimbursements and credits(3)	2.58%	1.80	%(4)	1.58%	1.47%	2.87%	2.18%
Net investment income, before reimbursements and credits	2.18%	1.31%		1.36%	1.15%	2.40%	1.68%
Portfolio Turnover Rate	15.01%	71.22%		60.22%	125.47%	23.90%	22.91%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, and approximately $1,000, $1,000, $3,000 and $3,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(4)	Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.55%. Prior to June 15, 2016, the expense limitation had been 0.85%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$24.01	$19.56		$22.26	$21.19	$18.39	$15.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.13		0.11	0.12	0.10	0.17
Net realized and unrealized gains (losses)	1.79	4.48		(2.15)	2.00	4.41	2.59
Total from Investment Operations	1.90	4.61		(2.04)	2.12	4.51	2.76
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.14)		(0.12)	(0.11)	(0.07)	(0.21)
From net realized gains	–	(0.02)		(0.54)	(0.94)	(1.64)	(0.03)
Total Distributions Paid	–	(0.16)		(0.66)	(1.05)	(1.71)	(0.24)
Net Asset Value, End of Period	$25.91	$24.01		$19.56	$22.26	$21.19	$18.39
Total Return(1)	7.91%	23.57%		(9.18)%	10.33%	24.95%	17.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$477,501	$490,643		$313,983	$279,689	$189,239	$212,559
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.65%	0.67	%(4)	0.75%	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.80%	0.88%		0.92%	0.96%	1.22%	1.23%
Net investment income, net of reimbursements and credits(3)	0.84%	0.67	%(4)	0.59%	0.67%	0.46%	1.03%
Net investment income (loss), before reimbursements and credits	0.69%	0.46%		0.42%	0.46%	(0.01)%	0.55%
Portfolio Turnover Rate	3.93%	16.21%		14.31%	12.84%	6.24%	12.23%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $17,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and for the fiscal year ended March 31, 2017, respectively, and approximately $12,000, $2,000, $4,000 and $9,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(4)	Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain expected expenses noted in the Notes to the Financial Statements) to 0.65%. Prior to June 15, 2016, the expense limitation had been 0.75%.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$24.00	$19.81	$21.61	$21.13	$18.43	$16.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.19	0.24	0.20	0.17	0.24
Net realized and unrealized gains (losses)	1.21	4.55	(1.17)	1.40	4.09	2.26
Total from Investment Operations	1.33	4.74	(0.93)	1.60	4.26	2.50
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.22)	(0.23)	(0.19)	(0.16)	(0.23)
From net realized gains	–	(0.33)	(0.64)	(0.93)	(1.40)	(0.41)
Total Distributions Paid	–	(0.55)	(0.87)	(1.12)	(1.56)	(0.64)
Net Asset Value, End of Period	$25.33	$24.00	$19.81	$21.61	$21.13	$18.43
Total Return(1)	5.54%	23.82%	(4.22)%	7.80%	23.48%	15.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,837,601	$3,777,051	$2,914,311	$3,007,717	$2,641,432	$2,076,853
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.13%	1.22%	1.23%	1.26%	1.40%	1.36%
Net investment income, net of reimbursements and credits(3)	1.00%	0.89%	1.13%	0.97%	0.85%	1.45%
Net investment income, before reimbursements and credits	0.87%	0.67%	0.90%	0.71%	0.45%	1.09%
Portfolio Turnover Rate	15.69%	11.48%	25.31%	16.22%	20.70%	26.09%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $74,000 and $184,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal year ended March 31, 2017, respectively, and approximately $91,000, $25,000, $72,000, and $81,000 which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7%

Aerospace & Defense – 6.1%

Boeing (The) Co.	25,719	$6,538

Lockheed Martin Corp.	19,848	6,159

United Technologies Corp.	10,537	1,223
		13,920

Apparel & Textile Products – 0.6%

VF Corp.	20,875	1,327

Asset Management – 1.3%

Ameriprise Financial, Inc.	9,268	1,376

BlackRock, Inc.	3,725	1,666
		3,042

Banking – 8.5%

Citigroup, Inc.	19,441	1,414

JPMorgan Chase & Co.	85,611	8,177

PNC Financial Services Group (The), Inc.	20,268	2,732

Wells Fargo & Co.	125,301	6,910
		19,233

Biotechnology & Pharmaceuticals – 9.3%

AbbVie, Inc.	64,694	5,749

Allergan PLC	7,185	1,472

Johnson & Johnson	13,675	1,778

Merck & Co., Inc.	84,529	5,412

Pfizer, Inc.	189,097	6,751
		21,162

Chemicals – 2.7%

3M Co.	19,771	4,150

LyondellBasell Industries N.V., Class A	19,766	1,958
		6,108

Commercial Services – 0.7%

H&R Block, Inc.	58,001	1,536

Consumer Products – 6.8%

Altria Group, Inc.	88,551	5,616

General Mills, Inc.	27,986	1,448

Kimberly-Clark Corp.	20,155	2,372

Philip Morris International, Inc.	24,438	2,713

Procter & Gamble (The) Co.	36,391	3,311
		15,460

Electrical Equipment – 1.9%

General Electric Co.	182,554	4,414

Forest & Paper Products – 0.4%

Domtar Corp.	21,692	941

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% – continued

Gaming, Lodging & Restaurants – 3.3%

Las Vegas Sands Corp.	30,443	$1,953

McDonald’s Corp.	35,470	5,558
		7,511

Hardware – 7.1%

Apple, Inc. (1)	71,729	11,055

Cisco Systems, Inc.	51,745	1,740

Corning, Inc.	19,489	583

HP, Inc.	142,387	2,842
		16,220

Health Care Facilities & Services – 1.9%

Aetna, Inc.	5,547	882

AmerisourceBergen Corp.	14,706	1,217

Anthem, Inc.	11,145	2,116
		4,215

Home & Office Products – 0.5%

Tupperware Brands Corp.	18,009	1,113

Insurance – 2.7%

Aflac, Inc.	42,352	3,447

Allstate (The) Corp.	29,888	2,747
		6,194

Machinery – 0.8%

Illinois Tool Works, Inc.	11,857	1,754

Medical Equipment & Devices – 1.1%

Baxter International, Inc.	41,162	2,583

Oil, Gas & Coal – 7.1%

Chevron Corp.	44,369	5,213

Exxon Mobil Corp.	46,957	3,850

Helmerich & Payne, Inc.	17,813	928

Occidental Petroleum Corp.	32,131	2,063

Valero Energy Corp.	42,660	3,282

Williams (The) Cos., Inc.	31,130	934
		16,270

Real Estate Investment Trusts – 4.9%

Digital Realty Trust, Inc.	19,563	2,315

Hospitality Properties Trust	103,160	2,939

Host Hotels & Resorts, Inc.	49,592	917

National Retail Properties, Inc.	43,959	1,831

Outfront Media, Inc.	48,676	1,226

Park Hotels & Resorts, Inc.	41,538	1,145

Two Harbors Investment Corp.	85,950	866
		11,239

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% – continued

Retail - Consumer Staples – 1.8%

CVS Health Corp.	14,502	$1,179

Wal-Mart Stores, Inc.	36,690	2,867
		4,046

Retail - Discretionary – 6.3%

Home Depot (The), Inc.	48,860	7,992

Kohl’s Corp.	33,659	1,536

Macy’s, Inc.	92,481	2,018

Nordstrom, Inc.	61,330	2,892
		14,438

Semiconductors – 6.2%

Analog Devices, Inc.	8,245	710

KLA-Tencor Corp.	27,101	2,873

QUALCOMM, Inc.	67,454	3,497

Texas Instruments, Inc.	57,156	5,123

Xilinx, Inc.	27,258	1,931
		14,134

Software – 1.8%

Activision Blizzard, Inc. (1)	42,036	2,712

Symantec Corp. (1)	43,064	1,413
		4,125

Specialty Finance – 2.1%

American Express Co.	31,107	2,814

Mastercard, Inc., Class A	13,500	1,906
		4,720

Technology Services – 3.7%

Accenture PLC, Class A	35,400	4,781

International Business Machines Corp.	3,519	511

Paychex, Inc.	52,895	3,172
		8,464

Telecom – 3.3%

AT&T, Inc.	30,986	1,213

Verizon Communications, Inc.	127,335	6,302
		7,515

Transportation & Logistics – 0.6%

United Parcel Service, Inc., Class B	11,725	1,408

Utilities – 5.2%

Consolidated Edison, Inc.	25,155	2,030

DTE Energy Co.	13,689	1,470

Edison International	13,590	1,049

Entergy Corp.	32,470	2,479

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.7% – continued

Utilities – 5.2% – continued

FirstEnergy Corp.	33,051	$1,019

Vectren Corp.	55,805	3,670
		11,717
Total Common Stocks
(Cost $177,986)		224,809

INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (2)(3)	2,595,011	2,595
Total Investment Companies
(Cost $2,595)		2,595

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%

U.S. Treasury Bill, 1.08%, 2/1/18 (4)(5)	$130	$130
Total Short-Term Investments
(Cost $129)		130

Total Investments – 99.9%
(Cost $180,710)		227,534

Other Assets less Liabilities – 0.1%		184
NET ASSETS – 100.0%		$227,718

(1)	Security represents underlying investment in open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	19	$2,390	Long	12/17	$13

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017 the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Activision Blizzard, Inc.,
Exp. Date 10/20/17, Strike Price $70.00	(200)	$1,290	$(2)
Apple, Inc.,
Exp. Date 10/20/17, Strike Price $180.00	(179)	2,759	(1)
Symantec Corp.,
Exp. Date 10/20/17, Strike Price $32.00	(430)	1,411	(57)
Total Written Option Contracts			$(60)
(Premiums Received $39)

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	8.7
Energy	7.2
Financials	14.3
Health Care	12.4
Industrials	11.4
Information Technology	20.0
Materials	1.3
Real Estate	4.6
Telecommunication Services	3.4
Utilities	5.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks (1)	$224,809	$–	$–	$224,809
Investment Companies	2,595	–	–	2,595
Short-Term Investments	–	130	–	130
Total Investments	$227,404	$130	$–	$227,534

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$13	$–	$–	$13
Liabilities
Written Options	(60)	–	–	(60)
Total Other Financial Instruments	$(47)	$–	$–	$(47)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1)

Australia – 6.3%

AGL Energy Ltd.	22,469	$413

Aristocrat Leisure Ltd.	24,734	409

Australia & New Zealand Banking

Group Ltd.	121,642	2,836

Bendigo & Adelaide Bank Ltd.	151,890	1,391

BHP Billiton Ltd.	20,709	419

CIMIC Group Ltd.	24,106	839

CSL Ltd.	3,212	338

Flight Centre Travel Group Ltd.	30,096	1,067

Fortescue Metals Group Ltd.	369,807	1,497

Harvey Norman Holdings Ltd.	206,619	631

Macquarie Group Ltd.	35,918	2,567

Origin Energy Ltd. *	68,725	405

Qantas Airways Ltd.	141,999	651

Sonic Healthcare Ltd.	18,000	296

Stockland	43,995	149

Telstra Corp. Ltd.	101,559	279

Woodside Petroleum Ltd.	1,536	35
		14,222

Austria – 0.7%

ANDRITZ A.G.	7,404	428

Raiffeisen Bank International A.G. *	14,765	495

voestalpine A.G.	10,653	543
		1,466

Belgium – 1.0%

Proximus SADP	62,307	2,150

China – 0.7%

Yangzijiang Shipbuilding Holdings Ltd.	1,481,800	1,564

Denmark – 1.1%

Vestas Wind Systems A/S	24,610	2,209

William Demant Holding A/S *	7,626	201
		2,410

Finland – 1.3%

Orion OYJ, Class B	28,896	1,341

UPM-Kymmene OYJ	62,123	1,685
		3,026

France – 10.8%

Atos S.E.	7,542	1,171

BNP Paribas S.A.	45,431	3,666

Christian Dior S.E.	1,323	424

Cie de Saint-Gobain	3,655	218

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1) – continued

France – 10.8% – continued

Cie Generale des Etablissements

Michelin	14,839	$2,169

CNP Assurances	94,888	2,226

Credit Agricole S.A.	28,182	512

Engie S.A.	10,710	182

Eutelsat Communications S.A.	60,445	1,791

Fonciere Des Regions	9,833	1,022

Hermes International	960	484

LVMH Moet Hennessy Louis Vuitton S.E.	3,875	1,068

Peugeot S.A.	3,978	95

Renault S.A.	4,504	442

Sanofi	40,064	3,983

Societe Generale S.A.	48,736	2,851

TOTAL S.A.	40,049	2,154
		24,458

Germany – 8.4%

Allianz S.E. (Registered)	1,639	368

BASF S.E.	36,755	3,911

Bayer A.G. (Registered)	13,498	1,839

Bayerische Motoren Werke A.G.	16,346	1,658

CECONOMY A.G.	64,449	759

Deutsche Lufthansa A.G. (Registered)	9,203	256

Deutsche Post A.G. (Registered)	8,642	385

E.ON S.E.	58,887	667

Fresenius Medical Care A.G. & Co. KGaA	6,029	590

HUGO BOSS A.G.	16,522	1,456

Innogy S.E. (2)	3,115	139

METRO A.G. *	64,449	1,363

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	857	183

RWE A.G. *	19,773	449

SAP S.E.	4,402	482

Siemens A.G. (Registered)	27,036	3,809

Vonovia S.E.	14,513	618
		18,932

Hong Kong – 3.0%

CK Asset Holdings Ltd.	46,680	388

CLP Holdings Ltd.	47,247	485

HK Electric Investments & HK Electric Investments Ltd. (2)	292,394	267

Hong Kong & China Gas Co. Ltd.	5,688	11

I-CABLE Communications Ltd. *	217,716	7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1) – continued

Hong Kong – 3.0% – continued

Link REIT	109,894	$892

NWS Holdings Ltd.	100,048	195

Sun Hung Kai Properties Ltd.	39,995	653

WH Group Ltd. (2)	1,512,028	1,610

Wharf Holdings (The) Ltd.	14,426	128

Wheelock & Co. Ltd.	297,007	2,089
		6,725

Israel – 1.1%

Bank Hapoalim B.M.	14,930	105

Check Point Software Technologies Ltd. *	21,147	2,411
		2,516

Italy – 1.4%

Atlantia S.p.A.	17,928	566

Enel S.p.A.	168,026	1,012

Leonardo S.p.A.	7,189	134

Mediobanca S.p.A.	53,764	577

Recordati S.p.A.	10,384	479

Terna Rete Elettrica Nazionale S.p.A.	64,670	378
		3,146

Japan – 22.8%

Alfresa Holdings Corp.	101,700	1,865

Asahi Glass Co. Ltd.	9,700	360

Asahi Group Holdings Ltd.	35,700	1,445

Astellas Pharma, Inc.	79,800	1,017

Bandai Namco Holdings, Inc.	21,600	741

Bridgestone Corp.	41,600	1,889

Brother Industries Ltd.	35,300	826

Canon, Inc.	29,000	991

Central Japan Railway Co.	14,400	2,526

Chubu Electric Power Co., Inc.	27,600	343

Daito Trust Construction Co. Ltd.	8,300	1,512

Daiwa House Industry Co. Ltd.	10,700	370

East Japan Railway Co.	9,600	887

Hitachi Chemical Co. Ltd.	7,000	192

Hoya Corp.	25,700	1,394

ITOCHU Corp.	163,000	2,671

Japan Airlines Co. Ltd.	5,100	173

KDDI Corp.	56,675	1,495

Kuraray Co. Ltd.	14,300	268

Kyocera Corp.	7,600	470

Marubeni Corp.	62,700	429

Medipal Holdings Corp.	500	9

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1) – continued

Japan – 22.8% – continued

MINEBEA MITSUMI, Inc.	11,000	$172

Mitsubishi Chemical Holdings Corp.	94,100	898

Mitsubishi Corp.	37,000	860

Mitsubishi UFJ Financial Group, Inc.	201,263	1,308

Mixi, Inc.	14,400	696

Mizuho Financial Group, Inc.	1,044,000	1,831

NH Foods Ltd.	47,000	1,293

Nippon Telegraph & Telephone Corp.	4,200	193

Nomura Real Estate Holdings, Inc.	7,100	152

NSK Ltd.	48,900	660

NTT DOCOMO, Inc.	18,100	414

ORIX Corp.	38,000	613

Osaka Gas Co. Ltd.	9,800	182

Resona Holdings, Inc.	138,300	711

Rohm Co. Ltd.	2,400	206

Shimamura Co. Ltd.	4,200	505

Subaru Corp.	54,300	1,960

Sumitomo Heavy Industries Ltd.	30,600	1,228

Sumitomo Mitsui Financial Group, Inc.	65,700	2,527

Sumitomo Rubber Industries Ltd.	25,800	473

Sundrug Co. Ltd.	3,000	124

Suzuki Motor Corp.	25,500	1,339

TDK Corp.	21,600	1,475

Tokyo Electric Power Co. Holdings, Inc. *	69,100	279

Tokyo Electron Ltd.	5,700	879

Tokyo Gas Co. Ltd.	12,600	309

Tosoh Corp.	62,500	1,409

Toyo Suisan Kaisha Ltd.	41,200	1,514

Toyota Motor Corp.	56,600	3,379

West Japan Railway Co.	10,700	744

Yahoo Japan Corp.	247,300	1,174
		51,380

Netherlands – 4.7%

ING Groep N.V.	177,619	3,276

NN Group N.V.	53,478	2,241

Randstad Holding N.V.	4,252	263

Royal Dutch Shell PLC, Class B	154,801	4,761
		10,541

New Zealand – 0.5%

Fletcher Building Ltd.	31,184	180

Spark New Zealand Ltd.	385,088	1,017
		1,197

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1) – continued

Norway – 0.4%

Norsk Hydro ASA	101,570	$739

Orkla ASA	24,684	253
		992

Portugal – 0.6%

Jeronimo Martins SGPS S.A.	65,573	1,293

Singapore – 1.3%

DBS Group Holdings Ltd.	28,000	431

United Overseas Bank Ltd.	145,500	2,521
		2,952

South Africa – 0.3%

Investec PLC	101,995	746

Spain – 3.9%

ACS Actividades de Construccion y Servicios S.A.	43,365	1,607

Amadeus IT Group S.A.	33,697	2,193

Distribuidora Internacional de Alimentacion S.A.	23,794	139

Endesa S.A.	15,044	339

Gas Natural SDG S.A.	2,248	50

Iberdrola S.A.	61,505	478

Repsol S.A.	154,434	2,849

Telefonica S.A.	110,984	1,207
		8,862

Sweden – 3.7%

Alfa Laval AB	25,292	618

Electrolux AB, Class B	14,655	498

ICA Gruppen AB	22,045	829

Investor AB, Class B	50,639	2,507

Skanska AB, Class B	45,255	1,049

SKF AB, Class B	45,888	1,003

Swedish Match AB	54,610	1,917
		8,421

Switzerland – 7.4%

ABB Ltd. (Registered)	4,900	121

Adecco Group A.G. (Registered)	30,385	2,366

Cie Financiere Richemont S.A. (Registered)	7,023	642

Ferguson PLC	9,466	621

Nestle S.A. (Registered)	23,196	1,943

Novartis A.G. (Registered)	8,634	741

Roche Holding A.G. (Genusschein)	19,155	4,890

Sika A.G. (Bearer)	253	1,882

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.9% (1) – continued
Switzerland – 7.4% – continued

Swiss Re A.G.	27,346	$2,477

Swisscom A.G. (Registered)	1,962	1,006
		16,689

United Kingdom – 15.5%

3i Group PLC	129,741	1,588

Anglo American PLC	99,328	1,783

Barclays PLC	368,679	957

Barratt Developments PLC	64,401	530

Berkeley Group Holdings (The) PLC	19,004	947

BP PLC	66,222	423

British American Tobacco PLC	16,813	1,051

BT Group PLC	234,657	893

Centrica PLC	31,012	78

Diageo PLC	88,451	2,908

Dixons Carphone PLC	11,763	31

easyJet PLC	54,023	882

GlaxoSmithKline PLC	176,327	3,517

HSBC Holdings PLC	82,204	811

IMI PLC	4,222	70

Legal & General Group PLC	700,351	2,439

Lloyds Banking Group PLC	2,218,582	2,014

Meggitt PLC	151,106	1,055

National Grid PLC	61,697	764

Old Mutual PLC	269,216	701

Persimmon PLC	73,092	2,529

Rio Tinto PLC	41,569	1,935

Royal Mail PLC	78,984	407

Severn Trent PLC	24	1

Smiths Group PLC	29,827	631

SSE PLC	17,052	319

Tate & Lyle PLC	180,875	1,572

Unilever N.V. – CVA	63,546	3,762

United Utilities Group PLC	875	10

Vodafone Group PLC	70,561	198

Wm Morrison Supermarkets PLC	45,494	143
		34,949
Total Common Stocks
(Cost $191,007)		218,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.2% (1)

Germany – 0.2%

Henkel A.G. & Co. KGaA, 1.33% (3)	4,198	$572
Total Preferred Stocks
(Cost $519)		572

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (4)(5)	599,401	599
Total Investment Companies
(Cost $599)		599

Total Investments – 97.4%
(Cost $192,125)		219,808

Other Assets less Liabilities – 2.6%		5,859
Net Assets – 100.0%		$225,667

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2017 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	67	$2,832	Long	12/17	$78
FTSE 100 Index (British Pound)	11	1,080	Long	12/17	(5)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
SPI 200 Index (Australian Dollar)	6	$667	Long	12/17	$(5)
Yen Denominated Nikkei 225 (Japanese Yen)	15	1,356	Long	12/17	47

Total					$115

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	10.8
Energy	4.9
Financials	21.7
Health Care	10.3
Industrials	14.9
Information Technology	5.9
Materials	7.9
Real Estate	3.6
Telecommunication Services	4.0
Utilities	3.3

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.5%
Japanese Yen	23.5
British Pound	17.0
Swiss Franc	7.3
Australian Dollar	6.5
All other currencies less than 5%	12.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices) The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Germany	$7,606	$11,326	$–	$18,932
Israel	2,411	105	–	2,516
Italy	1,967	1,179	–	3,146
All Other Countries (1)	–	194,043	–	194,043
Total Common Stocks	11,984	206,653	–	218,637
Preferred Stocks (1)	–	572	–	572
Investment Companies	599	–	–	599
Total Investments	$12,583	$207,225	–	$219,808

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$125	$–	$–	$125
Liabilities
Futures Contracts	(10)	–	–	(10)
Total Other Financial Instruments	$115	$–	$–	$115

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Values (000S)	Reason
Common Stocks
Germany	$590	Valuations at official close price with foreign fair value adjustment

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Values (000S)	Reason
Common Stocks
Germany	$2,290	Valuations at official close price
Italy	1,012	Valuations at official close price
Total	$3,302

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3%

Aerospace & Defense – 2.4%

Arconic, Inc.	61,093	$1,520

Boeing (The) Co.	12,343	3,138

General Dynamics Corp.	4,810	989
		5,647

Apparel & Textile Products – 1.3%

Michael Kors Holdings Ltd. *	34,451	1,648

Ralph Lauren Corp.	16,888	1,491
		3,139

Asset Management – 0.3%

Leucadia National Corp.	25,248	637

Banking – 6.2%

Bank of America Corp.	164,620	4,172

Citigroup, Inc.	51,766	3,765

Fifth Third Bancorp	63,452	1,775

JPMorgan Chase & Co.	22,832	2,181

Regions Financial Corp.	106,033	1,615

Wells Fargo & Co.	22,924	1,264
		14,772

Biotechnology & Pharmaceuticals – 7.9%

AbbVie, Inc.	3,119	277

Amgen, Inc.	16,620	3,099

Bioverativ, Inc. *	697	40

Celgene Corp. *	2,769	404

Eli Lilly & Co.	5,277	451

Gilead Sciences, Inc.	33,246	2,694

Johnson & Johnson	40,446	5,258

Merck & Co., Inc.	51,907	3,324

Pfizer, Inc.	94,626	3,378
		18,925

Chemicals – 2.9%

3M Co.	13,620	2,859

Eastman Chemical Co.	1,828	165

LyondellBasell Industries N.V., Class A	20,354	2,016

PPG Industries, Inc.	16,275	1,769
		6,809

Commercial Services – 1.2%

H&R Block, Inc.	49,413	1,308

Robert Half International, Inc.	32,818	1,652
		2,960

Consumer Products – 5.7%

Altria Group, Inc.	3,116	198

Campbell Soup Co.	27,762	1,300

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3% – continued

Consumer Products – 5.7% – continued

Clorox (The) Co.	1,352	$178

Coca-Cola (The) Co.	10,844	488

Hershey (The) Co.	14,575	1,591

Kimberly-Clark Corp.	15,231	1,792

PepsiCo, Inc.	27,769	3,094

Philip Morris International, Inc.	12,067	1,340

Procter & Gamble (The) Co.	40,785	3,711
		13,692

Containers & Packaging – 0.7%

Packaging Corp. of America	13,695	1,571

Distributors - Consumer Staples – 0.6%

Sysco Corp.	28,137	1,518

Electrical Equipment – 2.4%

Eaton Corp. PLC	14,027	1,077

Emerson Electric Co.	30,214	1,899

General Electric Co.	40,537	980

Ingersoll-Rand PLC	19,008	1,695
		5,651

Gaming, Lodging & Restaurants – 1.3%

Darden Restaurants, Inc.	17,848	1,406

McDonald’s Corp.	107	17

Royal Caribbean Cruises Ltd.	13,388	1,587
		3,010

Hardware – 6.1%

Apple, Inc.	54,720	8,433

Cisco Systems, Inc.	80,786	2,717

HP, Inc.	90,743	1,811

Motorola Solutions, Inc.	33	3

NetApp, Inc.	9,499	416

Seagate Technology PLC	36,328	1,205
		14,585

Health Care Facilities & Services – 3.1%

Anthem, Inc.	9,128	1,733

Cigna Corp.	11,155	2,085

Express Scripts Holding Co. *	25,736	1,630

Humana, Inc.	5,266	1,283

UnitedHealth Group, Inc.	3,382	662
		7,393

Home & Office Products – 1.3%

Masco Corp.	40,550	1,582

Snap-on, Inc.	9,622	1,434
		3,016

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3% – continued

Industrial Services – 0.7%

W.W. Grainger, Inc.	8,863	$1,593

Institutional Financial Services – 3.3%

Bank of New York Mellon (The) Corp.	27,386	1,452

Goldman Sachs Group (The), Inc.	10,227	2,426

Morgan Stanley	46,771	2,253

State Street Corp.	18,642	1,781
		7,912

Insurance – 3.9%

Aflac, Inc.	21,344	1,737

American International Group, Inc.	22,501	1,381

Berkshire Hathaway, Inc., Class B *	12,482	2,288

Lincoln National Corp.	22,881	1,681

Loews Corp.	9,163	439

Prudential Financial, Inc.	17,585	1,870
		9,396

Iron & Steel – 0.6%

Nucor Corp.	26,670	1,495

Leisure Products – 0.3%

Hasbro, Inc.	6,829	667

Media – 6.9%

Alphabet, Inc., Class A *	4,937	4,807

Cars.com, Inc. *	19,651	523

Comcast Corp., Class A	16,461	633

Facebook, Inc., Class A *	17,162	2,933

Interpublic Group of (The) Cos., Inc.	69,669	1,448

Omnicom Group, Inc.	20,172	1,494

Priceline Group (The), Inc. *	912	1,670

TEGNA, Inc.	50,874	678

VeriSign, Inc. *	12,640	1,345

Viacom, Inc., Class B	25,355	706

Walt Disney (The) Co.	2,263	223
		16,460

Medical Equipment & Devices – 3.1%

Baxter International, Inc.	29,612	1,858

C.R. Bard, Inc.	5,385	1,726

IDEXX Laboratories, Inc. *	9,861	1,533

Mettler-Toledo International, Inc. *	1,293	810

Varex Imaging Corp. *	235	8

Varian Medical Systems, Inc. *	15,051	1,506
		7,441

Oil, Gas & Coal – 6.0%

Chevron Corp.	33,392	3,924

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3% – continued

Oil, Gas & Coal – 6.0% – continued

ConocoPhillips	44,537	$2,229

Exxon Mobil Corp.	63,914	5,240

Marathon Petroleum Corp.	15,093	846

Schlumberger Ltd.	1,504	105

Valero Energy Corp.	26,703	2,054
		14,398

Passenger Transportation – 0.8%

Southwest Airlines Co.	31,860	1,783

United Continental Holdings, Inc. *	1,307	80
		1,863

Real Estate – 0.5%

CBRE Group, Inc., Class A *	28,844	1,093

Real Estate Investment Trusts – 2.4%

Duke Realty Corp.	40,734	1,174

Equity Residential	20,686	1,364

Host Hotels & Resorts, Inc.	84,867	1,569

Welltower, Inc.	23,261	1,635
		5,742

Retail - Consumer Staples – 2.7%

CVS Health Corp.	23,565	1,916

Target Corp.	30,683	1,811

Wal-Mart Stores, Inc.	34,391	2,687
		6,414

Retail - Discretionary – 4.4%

Amazon.com, Inc. *	2,925	2,812

Best Buy Co., Inc.	27,182	1,548

Gap (The), Inc.	62,420	1,843

Home Depot (The), Inc.	4,088	669

Kohl’s Corp.	24,560	1,121

Lowe’s Cos., Inc.	27,149	2,171

Ross Stores, Inc.	6,416	414
		10,578

Semiconductors – 4.5%

Applied Materials, Inc.	43,437	2,263

Intel Corp.	13,354	508

KLA-Tencor Corp.	16,818	1,783

Lam Research Corp.	10,973	2,030

Microchip Technology, Inc.	18,955	1,702

Texas Instruments, Inc.	28,491	2,554
		10,840

Software – 4.2%

CA, Inc.	45,730	1,526

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.3% – continued

Software – 4.2% continued

Citrix Systems, Inc. *	19,875	$1,527

Microsoft Corp.	89,134	6,640

Oracle Corp.	6,240	302
		9,995

Specialty Finance – 2.7%

Capital One Financial Corp.	14,050	1,190

Navient Corp.	102,341	1,537

Total System Services, Inc.	24,597	1,611

Visa, Inc., Class A	5,676	597

Western Union (The) Co.	77,363	1,485
		6,420

Technology Services – 2.7%

Accenture PLC, Class A	18,134	2,449

Cognizant Technology Solutions Corp., Class A	17,116	1,242

International Business Machines Corp.	19,043	2,763
		6,454

Telecom – 2.1%

AT&T, Inc.	103,001	4,034

Verizon Communications, Inc.	18,120	897
		4,931

Transportation & Logistics – 0.1%

JB Hunt Transport Services, Inc.	3,073	341

Transportation Equipment – 0.8%

Cummins, Inc.	10,858	1,824

Utilities – 3.2%

AES Corp.	116,665	1,286

Ameren Corp.	27,374	1,583

CenterPoint Energy, Inc.	612	18

Edison International	20,723	1,599

Entergy Corp.	218	16

FirstEnergy Corp.	50,238	1,549

NRG Energy, Inc.	18,129	464

Public Service Enterprise Group, Inc.	21,748	1,006
		7,521
Total Common Stocks
(Cost $205,321)		236,703

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (1)(2)	1,376,359	$1,376
Total Investment Companies
(Cost $1,376)		1,376

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (3)(4)	$190	$190
Total Short-Term Investments
(Cost $190)		190

Total Investments – 100.0%
(Cost $206,887)		238,269

Other Assets less Liabilities – 0.0%		113
NET ASSETS – 100.0%		$238,382

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	13	$1,635	Long	12/17	$16

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	8.4
Energy	6.1
Financials	15.0
Health Care	14.2
Industrials	10.3
Information Technology	23.3
Materials	3.0
Real Estate	2.9
Telecommunication Services	2.1
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$236,703	$–	$–	$236,703
Investment Companies	1,376	–	–	1,376
Short-Term Investments	–	190	–	190
Total Investments	$238,079	$190	$–	$238,269

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$–	$–	$16

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%

Aerospace & Defense – 2.4%

Harris Corp.	184	$24

Spirit AeroSystems Holdings, Inc., Class A	10,109	786

United Technologies Corp.	12,027	1,396
		2,206

Apparel & Textile Products – 0.6%

VF Corp.	7,924	504

Automotive – 0.9%

Lear Corp.	4,562	790

Banking – 11.9%

Bank of America Corp.	87,647	2,221

Citigroup, Inc.	39,987	2,909

Fifth Third Bancorp	3,002	84

JPMorgan Chase & Co.	25,385	2,425

PNC Financial Services Group (The), Inc.	7,950	1,071

US Bancorp	10,101	541

Wells Fargo & Co.	28,256	1,558
		10,809

Biotechnology & Pharmaceuticals – 7.1%

Amgen, Inc.	7,903	1,473

Johnson & Johnson	964	125

Merck & Co., Inc.	32,666	2,092

Pfizer, Inc.	77,390	2,763
		6,453

Chemicals – 1.5%

Air Products & Chemicals, Inc.	977	148

Cabot Corp.	11,903	664

Huntsman Corp.	20,437	560
		1,372

Commercial Services – 0.8%

ManpowerGroup, Inc.	6,185	729

Consumer Products – 6.3%

Archer-Daniels-Midland Co.	5,668	241

Edgewell Personal Care Co. *	3,814	278

Flowers Foods, Inc.	20,320	382

JM Smucker (The) Co.	5,692	597

Nu Skin Enterprises, Inc., Class A	6,361	391

Procter & Gamble (The) Co.	33,220	3,022

Tyson Foods, Inc., Class A	11,822	833
		5,744

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0% – continued

Consumer Services – 0.2%

Graham Holdings Co., Class B	323	$189

Containers & Packaging – 0.7%

Sonoco Products Co.	12,249	618

Design, Manufacturing & Distribution – 0.6%

Avnet, Inc.	14,279	561

Electrical Equipment – 3.8%

Eaton Corp. PLC	2,361	181

Emerson Electric Co.	12,644	795

General Electric Co.	103,132	2,494
		3,470

Engineering & Construction Services – 0.7%

Jacobs Engineering Group, Inc.	11,206	653

Hardware – 1.8%

Cisco Systems, Inc.	23,137	778

Corning, Inc.	4,959	148

NetApp, Inc.	4,135	181

Xerox Corp.	15,453	515
		1,622

Health Care Facilities & Services – 4.2%

Aetna, Inc.	2,105	335

Anthem, Inc.	7,505	1,425

Cardinal Health, Inc.	8,238	551

Cigna Corp.	934	175

Express Scripts Holding Co. *	2,741	173

Humana, Inc.	2,695	657

Laboratory Corp. of America Holdings *	184	28

McKesson Corp.	879	135

Patterson Cos., Inc.	8,143	315

Quest Diagnostics, Inc.	442	41
		3,835

Institutional Financial Services – 4.2%

Bank of New York Mellon (The) Corp.	11,117	589

Goldman Sachs Group (The), Inc.	8,389	1,990

Morgan Stanley	9,254	446

State Street Corp.	8,835	844
		3,869

Insurance – 6.5%

Aflac, Inc.	5,101	415

Assurant, Inc.	6,603	631

Assured Guaranty Ltd.	16,080	607

Axis Capital Holdings Ltd.	10,322	592

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0% – continued

Insurance – 6.5% – continued

Berkshire Hathaway, Inc., Class B *	1,421	$261

Chubb Ltd.	445	63

Everest Re Group Ltd.	2,782	635

Hartford Financial Services Group (The), Inc.	1,801	100

Lincoln National Corp.	1,984	146

Loews Corp.	6,884	329

RenaissanceRe Holdings Ltd.	4,951	669

Travelers (The) Cos., Inc.	6,191	759

White Mountains Insurance Group Ltd.	801	686
		5,893

Iron & Steel – 0.1%

Steel Dynamics, Inc.	1,269	44

Manufactured Goods – 0.7%

Valmont Industries, Inc.	4,307	681

Media – 1.0%

Discovery Communications, Inc., Class A *	3,476	74

TEGNA, Inc.	8,737	116

Twenty-First Century Fox, Inc., Class A	26,834	708
		898

Medical Equipment & Devices – 1.9%

Baxter International, Inc.	16,815	1,055

Danaher Corp.	3,496	300

Medtronic PLC	4,418	344
		1,699

Metals & Mining – 0.0%

Freeport-McMoRan, Inc. *	1,090	15

Oil, Gas & Coal – 11.8%

Chevron Corp.	19,577	2,300

ConocoPhillips	39,301	1,967

CONSOL Energy, Inc. *	33,091	561

Exxon Mobil Corp.	41,746	3,422

Helmerich & Payne, Inc.	10,551	550

Noble Energy, Inc.	11,690	332

Oceaneering International, Inc.	5,373	141

Phillips 66	2,399	220

Valero Energy Corp.	16,626	1,279
		10,772

Passenger Transportation – 0.8%

Delta Air Lines, Inc.	14,488	699

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0% – continued

Real Estate Investment Trusts – 5.9%

Equity Residential	13,253	$874

Highwoods Properties, Inc.	13,775	718

Host Hotels & Resorts, Inc.	39,176	724

Liberty Property Trust	8,337	342

Prologis, Inc.	19,109	1,213

Rayonier, Inc.	17,562	507

Welltower, Inc.	13,629	958
		5,336

Retail - Consumer Staples – 4.6%

CVS Health Corp.	8,810	716

Target Corp.	15,272	901

Walgreens Boots Alliance, Inc.	4,530	350

Wal-Mart Stores, Inc.	28,842	2,254
		4,221

Retail - Discretionary – 2.3%

Bed Bath & Beyond, Inc.	9,059	212

Best Buy Co., Inc.	12,904	735

eBay, Inc. *	5,026	193

GameStop Corp., Class A	1,836	38

Kohl’s Corp.	9,991	456

Macy’s, Inc.	10,573	231

Williams-Sonoma, Inc.	5,049	252
		2,117

Semiconductors – 2.8%

Intel Corp.	22,037	839

Maxim Integrated Products, Inc.	5,489	262

QUALCOMM, Inc.	27,546	1,428
		2,529

Software – 2.0%

ANSYS, Inc. *	5,389	661

CA, Inc.	20,072	670

Oracle Corp.	10,816	523
		1,854

Specialty Finance – 2.2%

Capital One Financial Corp.	3,447	292

Navient Corp.	42,300	635

Synchrony Financial	30,229	939

Total System Services, Inc.	2,420	158
		2,024

Technology Services – 1.3%

Conduent, Inc. *	12,363	194

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0% – continued

Technology Services – 1.3% – continued

DST Systems, Inc.	10,104	$554

Teradata Corp. *	13,709	463
		1,211

Telecom – 2.1%

AT&T, Inc.	33,875	1,327

CenturyLink, Inc.	30,400	575

United States Cellular Corp. *	1,302	46
		1,948

Transportation Equipment – 0.1%

Cummins, Inc.	656	110

Utilities – 5.2%

Ameren Corp.	262	15

American Electric Power Co., Inc.	9,164	644

Calpine Corp. *	52,927	781

Edison International	11,809	911

Exelon Corp.	5,037	190

Hawaiian Electric Industries, Inc.	21,192	707

OGE Energy Corp.	19,897	717

Vistra Energy Corp.	41,919	783
		4,748
Total Common Stocks
(Cost $82,824)		90,223

RIGHTS – 0.0%

Real Estate Investment Trusts – 0.0%

Property Development Centers LLC (Contingent Value Rights) *	24,083	1

Retail - Consumer Staples – 0.0%

Casa Ley (Contingent Value Rights) *	24,083	24
Total Rights
(Cost $26)		25

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (1)(2)	704,421	704
Total Investment Companies
(Cost $704)		704

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (3)(4)	$150	$149
Total Short-Term Investments
(Cost $149)		149

Total Investments – 99.9%
(Cost $83,703)		91,101

Other Assets less Liabilities – 0.1%		48
NET ASSETS – 100.0%		$91,149

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2017 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	6	$755	Long	12/17	$17

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.8%
Consumer Staples	10.1
Energy	11.9
Financials	24.9
Health Care	13.3
Industrials	9.4
Information Technology	9.0
Materials	2.3
Real Estate	5.9
Telecommunication Services	2.1
Utilities	5.3

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks (1)	$90,223	$–	$–	$90,223
Rights (1)	–	25	–	25
Investment Companies	704	–	–	704
Short-Term Investments	–	149	–	149
Total Investments	$90,927	$174	$–	$91,101

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$17	$–	$–	$17

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7%

Aerospace & Defense – 1.2%

AAR Corp.	8,621	$326

Aerojet Rocketdyne Holdings, Inc. *	12,902	452

Aerovironment, Inc. *	4,491	243

American Outdoor Brands Corp. *	13,261	202

Astronics Corp. *	6,924	206

Astronics Corp., Class B *	2,423	72

Axon Enterprise, Inc. *	13,603	308

Ducommun, Inc. *	2,931	94

Esterline Technologies Corp. *	7,540	680

KLX, Inc. *	13,484	714

Moog, Inc., Class A *	7,796	650

SIFCO Industries, Inc. *	160	1

Sturm Ruger & Co., Inc.	4,639	240

Triumph Group, Inc.	7,662	228

Woodward, Inc.	15,726	1,220
		5,636

Apparel & Textile Products – 0.8%

Albany International Corp., Class A	7,151	410

Cherokee, Inc. *(1)	8	–

Columbia Sportswear Co.	7,088	436

Crocs, Inc. *	18,917	184

Culp, Inc.	3,881	127

Deckers Outdoor Corp. *	4,454	305

Delta Apparel, Inc. *	8,300	179

Iconix Brand Group, Inc. *	3,616	21

Movado Group, Inc.	3,362	94

Oxford Industries, Inc.	2,899	184

Perry Ellis International, Inc. *	2,518	60

Steven Madden Ltd. *	13,820	598

Superior Uniform Group, Inc.	7,300	167

Unifi, Inc. *	6,538	233

Weyco Group, Inc.	3,302	94

Wolverine World Wide, Inc.	25,380	732
		3,824

Asset Management – 0.7%

Altisource Asset Management Corp. *	3,166	254

Artisan Partners Asset Management, Inc., Class A	8,478	276

Ashford, Inc. *	180	11

Associated Capital Group, Inc., Class A	6,057	216

B. Riley Financial, Inc.	5,235	89

Cohen & Steers, Inc.	5,684	225

Diamond Hill Investment Group, Inc.	999	212

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Asset Management – 0.7% – continued

Financial Engines, Inc.	11,547	$401

GAMCO Investors, Inc., Class A	2,480	74

Kennedy-Wilson Holdings, Inc.	20,765	385

Manning & Napier, Inc.	12,459	49

Pzena Investment Management, Inc., Class A	4,272	47

Safeguard Scientifics, Inc. *	2,953	39

Siebert Financial Corp.	919	4

StoneCastle Financial Corp.	3,579	74

Virtus Investment Partners, Inc.	2,306	268

Waddell & Reed Financial, Inc., Class A	18,898	379

Westwood Holdings Group, Inc.	2,423	163

WisdomTree Investments, Inc.	10,676	109
		3,275

Automotive – 1.0%

American Axle & Manufacturing Holdings, Inc. *	22,060	388

Cooper Tire & Rubber Co.	11,237	420

Cooper-Standard Holdings, Inc. *	3,399	394

Dana, Inc.	35,718	999

Dorman Products, Inc. *	9,428	675

Gentherm, Inc. *	8,936	332

Horizon Global Corp. *	2,425	43

Miller Industries, Inc.	8,369	234

Modine Manufacturing Co. *	2,473	48

Standard Motor Products, Inc.	6,898	333

Strattec Security Corp.	111	4

Superior Industries International, Inc.	4,680	78

Tenneco, Inc.	14,161	859

Unique Fabricating, Inc.	300	2
		4,809

Banking – 11.4%

1st Source Corp.	5,468	278

Access National Corp.	9,277	266

American National Bankshares, Inc.	2,647	109

Ameris Bancorp	5,606	269

Ames National Corp.	2,506	75

Arrow Financial Corp.	7,817	269

Astoria Financial Corp.	10,105	217

Athens Bancshares Corp.	2,700	101

BancFirst Corp.	7,098	403

Banco Latinoamericano de Comercio Exterior S.A.	8,134	239

Bancorp (The), Inc. *	800	7

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Banking – 11.4% – continued

BancorpSouth, Inc.	21,662	$694

Bank Mutual Corp.	5,074	51

Bank of Hawaii Corp.	9,799	817

Bank of Marin Bancorp	3,881	266

Bank of South Carolina Corp.	110	2

BankFinancial Corp.	1,631	26

Bankwell Financial Group, Inc.	1,021	38

Banner Corp.	2,509	154

Bar Harbor Bankshares	4,244	133

BCB Bancorp, Inc.	508	7

Beneficial Bancorp, Inc.	18,515	307

Berkshire Bancorp, Inc. *	121	1

Berkshire Hills Bancorp, Inc.	9,113	353

Blue Hills Bancorp, Inc.	7,356	141

BofI Holding, Inc. *	14,111	402

Boston Private Financial Holdings, Inc.	15,601	258

Bridge Bancorp, Inc.	3,779	128

Brookline Bancorp, Inc.	21,158	328

Bryn Mawr Bank Corp.	4,950	217

C&F Financial Corp.	450	25

California First National Bancorp	1,539	28

Camden National Corp.	3,960	173

Capital Bank Financial Corp., Class A	4,906	201

Capital City Bank Group, Inc.	4,018	96

Capitol Federal Financial, Inc.	31,536	464

Cathay General Bancorp	17,944	721

CenterState Bank Corp.	7,668	206

Central Pacific Financial Corp.	4,598	148

Century Bancorp, Inc., Class A	4,870	390

Chemical Financial Corp.	9,753	510

Citizens & Northern Corp.	752	18

City Holding Co.	4,896	352

Clifton Bancorp, Inc.	6,836	114

CoBiz Financial, Inc.	1,571	31

Columbia Banking System, Inc.	12,915	544

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	13,886	767

Community Trust Bancorp, Inc.	5,760	268

ConnectOne Bancorp, Inc.	5,061	124

Customers Bancorp, Inc. *	9,399	307

CVB Financial Corp.	23,724	573

Dime Community Bancshares, Inc.	7,271	156

DNB Financial Corp.	4,481	158

Eagle Bancorp, Inc. *	6,814	457

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Banking – 11.4% – continued

Enterprise Bancorp, Inc.	635	$23

Enterprise Financial Services Corp.	769	33

ESSA Bancorp, Inc.	9,672	152

Farmers Capital Bank Corp.	3,374	142

FCB Financial Holdings, Inc., Class A *	6,588	318

Fidelity Southern Corp.	1,625	38

Financial Institutions, Inc.	7,683	221

First Bancorp	7,836	270

First Bancorp, Inc.	2,996	91

First Busey Corp.	10,456	328

First Citizens BancShares, Inc., Class A	2,056	769

First Commonwealth Financial Corp.	19,919	281

First Community Bancshares, Inc.	4,615	134

First Connecticut Bancorp, Inc.	6,741	180

First Defiance Financial Corp.	6,815	358

First Financial Bancorp	13,953	365

First Financial Bankshares, Inc.	18,624	842

First Financial Corp.	2,586	123

First Financial Northwest, Inc.	699	12

First Internet Bancorp	7,356	238

First Interstate BancSystem, Inc., Class A	6,791	260

First Merchants Corp.	8,686	373

First Mid-Illinois Bancshares, Inc.	37	1

First Midwest Bancorp, Inc.	17,403	408

First of Long Island (The) Corp.	11,649	355

First South Bancorp, Inc.	344	6

Flagstar Bancorp, Inc. *	4,060	144

Flushing Financial Corp.	4,457	132

FNB Corp.	77,507	1,087

Fulton Financial Corp.	39,605	743

German American Bancorp, Inc.	510	19

Glacier Bancorp, Inc.	16,886	638

Great Southern Bancorp, Inc.	5,207	290

Great Western Bancorp, Inc.	7,073	292

Guaranty Bancorp	849	24

Hancock Holding Co.	17,434	845

Hanmi Financial Corp.	9,351	289

Hawthorn Bancshares, Inc.	1,072	22

Heartland Financial USA, Inc.	5,937	293

Heritage Financial Corp.	1,052	31

Hilltop Holdings, Inc.	16,874	439

Hingham Institution for Savings	65	12

Home BancShares, Inc.	25,572	645

Home Federal Bancorp, Inc.	2,715	72

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Banking – 11.4% – continued

HomeStreet, Inc. *	4,309	$116

Hope Bancorp, Inc.	22,659	401

IBERIABANK Corp.	8,589	706

Independent Bank Corp.	7,684	574

Independent Bank Corp. (Berlin Exchange)	4,490	102

Independent Bank Group, Inc.	3,881	234

International Bancshares Corp.	9,127	366

Investors Bancorp, Inc.	90,857	1,239

Kearny Financial Corp.	20,927	321

Kentucky First Federal Bancorp	724	7

Lake Shore Bancorp, Inc.	300	5

Lakeland Bancorp, Inc.	7,652	156

Lakeland Financial Corp.	4,905	239

Landmark Bancorp, Inc.	5,265	149

LegacyTexas Financial Group, Inc.	17,083	682

MainSource Financial Group, Inc.	1,183	42

MB Financial, Inc.	16,885	760

Mercantile Bank Corp.	5,314	185

Meridian Bancorp, Inc.	14,892	278

MidSouth Bancorp, Inc.	762	9

MidWestOne Financial Group, Inc.	464	16

MSB Financial Corp.	2,350	42

MutualFirst Financial, Inc.	378	15

NASB Financial, Inc.	4,247	153

National Bank Holdings Corp., Class A	7,960	284

National Bankshares, Inc.	1,751	79

National Commerce Corp. *	4,595	197

NBT Bancorp, Inc.	9,321	342

Northeast Community Bancorp, Inc.	897	8

Northfield Bancorp, Inc.	14,912	259

Northrim BanCorp, Inc.	3,009	105

Northwest Bancshares, Inc.	16,271	281

Norwood Financial Corp.	2,973	91

OceanFirst Financial Corp.	5,668	156

OFG Bancorp	7,408	68

Ohio Valley Banc Corp.	719	26

Old National Bancorp	37,091	679

Old Second Bancorp, Inc.	10,590	142

Opus Bank *	2,146	52

Oritani Financial Corp.	15,377	258

Pacific Continental Corp.	780	21

Pacific Premier Bancorp, Inc. *	4,493	170

Park National Corp.	2,120	229

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Banking – 11.4% – continued

Peapack Gladstone Financial Corp.	4,293	$145

Peoples Bancorp, Inc.	800	27

Peoples Financial Corp.	236	3

Peoples Financial Services Corp.	408	20

Pinnacle Financial Partners, Inc.	11,147	746

Popular, Inc.	21,655	778

Preferred Bank	2,554	154

Premier Financial Bancorp, Inc.	1,935	42

Prosperity Bancshares, Inc.	15,654	1,029

Provident Financial Services, Inc.	14,624	390

Prudential Bancorp, Inc.	1,021	19

QCR Holdings, Inc.	7,129	324

Renasant Corp.	8,980	385

Republic Bancorp, Inc., Class A	1,712	67

Republic First Bancorp, Inc. *	24,001	222

S&T Bancorp, Inc.	8,868	351

Sandy Spring Bancorp, Inc.	7,685	318

Seacoast Banking Corp. of Florida *	858	20

ServisFirst Bancshares, Inc.	10,112	393

Severn Bancorp, Inc. *	1,292	9

Shore Bancshares, Inc.	691	12

SI Financial Group, Inc.	797	12

Sierra Bancorp	800	22

Simmons First National Corp., Class A	6,763	392

South State Corp.	6,183	557

Southern National Bancorp of Virginia, Inc.	669	11

Southside Bancshares, Inc.	7,379	268

Southwest Bancorp, Inc.	794	22

State Bank Financial Corp.	12,768	366

Sterling Bancorp	30,005	740

Stock Yards Bancorp, Inc.	8,397	319

Sun Bancorp, Inc.	295	7

TCF Financial Corp.	36,756	626

Texas Capital Bancshares, Inc. *	5,840	501

Tompkins Financial Corp.	4,170	359

Towne Bank	10,454	350

TriCo Bancshares	2,958	121

TrustCo Bank Corp. NY	8,948	80

Trustmark Corp.	15,049	498

UMB Financial Corp.	10,650	793

Umpqua Holdings Corp.	49,449	965

Union Bankshares Corp.	9,550	337

United Bancorp, Inc.	498	6

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Banking – 11.4% – continued

United Bankshares, Inc.	22,053	$819

United Community Banks, Inc.	11,967	342

United Financial Bancorp, Inc.	6,156	113

Univest Corp. of Pennsylvania	2,873	92

Valley National Bancorp	49,393	595

Washington Federal, Inc.	21,248	715

Washington Trust Bancorp, Inc.	3,338	191

Waterstone Financial, Inc.	3,634	71

Webster Financial Corp.	20,337	1,069

WesBanco, Inc.	8,801	361

West Bancorporation, Inc.	2,808	69

Westamerica Bancorporation	5,733	341

Western New England Bancorp, Inc.	3,892	42

Wintrust Financial Corp.	6,110	478

WSFS Financial Corp.	10,740	524
		54,600

Biotechnology & Pharmaceuticals – 5.9%

ACADIA Pharmaceuticals, Inc. *	1,421	54

Aceto Corp.	16,869	189

Achillion Pharmaceuticals, Inc. *	2,084	9

Aclaris Therapeutics, Inc. *	5,518	142

Acorda Therapeutics, Inc. *	17,169	406

Adamas Pharmaceuticals, Inc. *	7,049	149

Adamis Pharmaceuticals Corp. *	3,060	16

Advaxis, Inc. *	4,487	19

Adverum Biotechnologies, Inc. *	262	1

Aerie Pharmaceuticals, Inc. *	9,501	462

Agenus, Inc. *	12,880	57

Agios Pharmaceuticals, Inc. *	8,743	584

Akorn, Inc. *	17,480	580

Alder Biopharmaceuticals, Inc. *	12,658	155

Aldeyra Therapeutics, Inc. *	480	3

AMAG Pharmaceuticals, Inc. *	18,549	342

Amicus Therapeutics, Inc. *	137	2

Amphastar Pharmaceuticals, Inc. *	12,870	230

ANI Pharmaceuticals, Inc. *	2,960	155

Anika Therapeutics, Inc. *	5,769	335

Aptevo Therapeutics, Inc. *	4,108	9

Aquinox Pharmaceuticals, Inc. *	16,447	233

Aralez Pharmaceuticals, Inc. *	5,944	14

Aratana Therapeutics, Inc. *	4,395	27

Ardelyx, Inc. *	7,762	43

Arena Pharmaceuticals, Inc. *	457	12

Array BioPharma, Inc. *	16,441	202

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97. 7% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Assembly Biosciences, Inc. *	7,049	$246

Asterias Biotherapeutics, Inc. *	258	1

Atara Biotherapeutics, Inc. *	5,458	90

Avexis, Inc. *	2,656	257

Bellicum Pharmaceuticals, Inc. *	8,941	103

BioCryst Pharmaceuticals, Inc. *	6,785	36

BioDelivery Sciences International, Inc. *	2,711	8

BioSpecifics Technologies Corp. *	4,342	202

Bluebird Bio, Inc. *	8,600	1,181

Blueprint Medicines Corp. *	3,371	235

Cambrex Corp. *	17,769	977

Cara Therapeutics, Inc. *	4,906	67

Celldex Therapeutics, Inc. *	6,381	18

Cellular Biomedicine Group, Inc. *	418	4

Chiasma, Inc. *	281	1

Clovis Oncology, Inc. *	13,296	1,096

Coherus Biosciences, Inc. *	4,089	55

Collegium Pharmaceutical, Inc. *	11,137	117

Concert Pharmaceuticals, Inc. *	14,711	217

Curis, Inc. *(1)	68	–

Cytokinetics, Inc. *	18,898	274

Depomed, Inc. *	12,707	74

Dermira, Inc. *	6,341	171

Dicerna Pharmaceuticals, Inc. *	395	2

Eagle Pharmaceuticals, Inc. *	3,853	230

Egalet Corp. *(1)	395	–

Emergent BioSolutions, Inc. *	10,017	405

Enanta Pharmaceuticals, Inc. *	7,254	339

Endo International PLC *	46,900	402

Epizyme, Inc. *	6,033	115

Esperion Therapeutics, Inc. *	9,705	486

FibroGen, Inc. *	6,545	352

Five Prime Therapeutics, Inc. *	6,340	259

Flexion Therapeutics, Inc. *	15,020	363

Geron Corp. *	1,382	3

Global Blood Therapeutics, Inc. *	5,927	184

Heron Therapeutics, Inc. *	1,237	20

Heska Corp. *	5,151	454

Horizon Pharma PLC *	37,500	475

Immune Design Corp. *	427	4

ImmunoGen, Inc. *	1,007	8

Immunomedics, Inc. *	17,358	243

Impax Laboratories, Inc. *	19,304	392

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Innoviva, Inc. *	20,023	$283

Inovio Pharmaceuticals, Inc. *	19,641	125

Insmed, Inc. *	18,394	574

Intersect ENT, Inc. *	12,024	375

Intra-Cellular Therapies, Inc. *	619	10

Iovance Biotherapeutics, Inc. *	2,964	23

Juniper Pharmaceuticals, Inc. *	814	4

Juno Therapeutics, Inc. *	7,800	350

KemPharm, Inc. *	287	1

Keryx Biopharmaceuticals, Inc. *	122	1

La Jolla Pharmaceutical Co. *	11,849	412

Lannett Co., Inc. *	9,711	179

Lexicon Pharmaceuticals, Inc. *	14,884	183

Ligand Pharmaceuticals, Inc. *	9,597	1,307

Lipocine, Inc. *(1)	100	–

Loxo Oncology, Inc. *	7,356	678

MacroGenics, Inc. *	14,160	262

Medicines (The) Co. *	10,732	398

Merrimack Pharmaceuticals, Inc.	84	1

Minerva Neurosciences, Inc. *	10,622	81

Mirati Therapeutics, Inc. *	262	3

Momenta Pharmaceuticals, Inc. *	11,429	211

Natural Alternatives International, Inc. *	729	8

Nature’s Sunshine Products, Inc.	6,744	68

Nektar Therapeutics *	31,031	745

Neurocrine Biosciences, Inc. *	16,371	1,003

Neuroderm Ltd. *	6,435	250

NewLink Genetics Corp. *	10,793	110

Novelion Therapeutics, Inc. *	955	7

Ocular Therapeutix, Inc. *	395	2

Omega Protein Corp.	949	16

Omeros Corp. *	15,890	344

OncoMed Pharmaceuticals, Inc. *	9,074	41

Osiris Therapeutics, Inc. *	2,678	12

Otonomy, Inc. *	7,528	24

Pacira Pharmaceuticals, Inc. *	5,939	223

Paratek Pharmaceuticals, Inc. *	12,263	308

PDL BioPharma, Inc. *	1,642	6

Pfenex, Inc. *	2,348	7

Phibro Animal Health Corp., Class A	9,705	360

Prestige Brands Holdings, Inc. *	12,512	627

Progenics Pharmaceuticals, Inc. *	2,200	16

ProQR Therapeutics N.V. *	154	1

Proteostasis Therapeutics, Inc. *	6,637	14

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Prothena Corp. PLC *	1,435	$93

PTC Therapeutics, Inc. *	10,763	215

Recro Pharma, Inc. *	2,048	18

Retrophin, Inc. *	7,340	183

Revance Therapeutics, Inc. *	11,545	318

Sangamo Therapeutics, Inc. *	20,892	313

Sarepta Therapeutics, Inc. *	3,497	159

SciClone Pharmaceuticals, Inc. *	18,130	203

Sorrento Therapeutics, Inc. *	19,852	34

Spark Therapeutics, Inc. *	2,250	201

Spectrum Pharmaceuticals, Inc. *	2,568	36

Stemline Therapeutics, Inc. *	277	3

Sucampo Pharmaceuticals, Inc., Class A *	10,958	129

Supernus Pharmaceuticals, Inc. *	6,333	253

TG Therapeutics, Inc. *	1,009	12

TherapeuticsMD, Inc. *	7,774	41

Theravance Biopharma, Inc. *	5,831	200

USANA Health Sciences, Inc. *	6,518	376

Vanda Pharmaceuticals, Inc. *	17,365	311

Versartis, Inc. *	15,936	39

Vital Therapies, Inc. *	560	3

WaVe Life Sciences Ltd. *	5,416	118

XBiotech, Inc. *	6,841	30

Xencor, Inc. *	8,899	204

ZIOPHARM Oncology, Inc. *	1,609	10

Zogenix, Inc. *	18,403	645
		28,396

Chemicals – 2.3%

A. Schulman, Inc.	9,541	326

American Vanguard Corp.	3,961	91

Balchem Corp.	7,836	637

Calgon Carbon Corp.	16,012	343

CSW Industrials, Inc. *	3,268	145

Ferro Corp. *	15,332	342

FutureFuel Corp.	13,279	209

GCP Applied Technologies, Inc. *	15,300	470

H.B. Fuller Co.	12,919	750

Hawkins, Inc.	5,510	225

Ingevity Corp. *	9,100	568

Innophos Holdings, Inc.	6,137	302

Innospec, Inc.	5,865	361

KMG Chemicals, Inc.	4,922	270

Koppers Holdings, Inc. *	11,107	512

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Chemicals – 2.3% – continued

Kraton Corp. *	8,363	$338

Kronos Worldwide, Inc.	700	16

Landec Corp. *	2,960	38

LSB Industries, Inc. *(1)	19	–

Lydall, Inc. *	2,858	164

Materion Corp.	8,203	354

Minerals Technologies, Inc.	7,337	518

Oil-Dri Corp. of America	3,164	155

Olin Corp.	11,645	399

OMNOVA Solutions, Inc. *	1,708	19

Platform Specialty Products Corp. *	33,814	377

PolyOne Corp.	5,714	229

Quaker Chemical Corp.	4,240	627

Sensient Technologies Corp.	12,038	926

Stepan Co.	4,131	346

Synalloy Corp. *	100	1

Trinseo S.A.	2,248	151

WD-40 Co.	5,833	653
		10,862

Commercial Services – 2.9%

ABM Industries, Inc.	14,220	593

Advisory Board (The) Co. *	8,320	446

AMN Healthcare Services, Inc. *	11,075	506

ARC Document Solutions, Inc. *	2,698	11

Ascent Capital Group, Inc., Class A *	127	2

Barrett Business Services, Inc.	3,810	215

Brady Corp., Class A	12,203	463

Brink’s (The) Co.	13,528	1,140

CBIZ, Inc. *	19,226	312

Cimpress N.V. *	7,647	747

Collectors Universe, Inc.	9,669	232

Computer Task Group, Inc. *	1,225	7

CorVel Corp. *	6,973	379

CRA International, Inc.	9,321	383

Cross Country Healthcare, Inc. *	14,039	200

Deluxe Corp.	12,807	934

Ennis, Inc.	4,837	95

Franklin Covey Co. *	957	19

FTI Consulting, Inc. *	10,680	379

GP Strategies Corp. *	8,360	258

Hackett Group (The), Inc.	10,152	154

Healthcare Services Group, Inc.	18,158	980

HMS Holdings Corp. *	19,845	394

Huron Consulting Group, Inc. *	4,947	170

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Commercial Services – 2.9% – continued

Information Services Group, Inc. *	10,169	$41

Innodata, Inc. *	1,821	3

Intersections, Inc. *(1)	38	–

Kelly Services, Inc., Class A	5,012	126

Kforce, Inc.	11,952	241

Korn/Ferry International	12,921	509

LSC Communications, Inc.	888	15

National Research Corp., Class A	6,991	263

Navigant Consulting, Inc. *	13,797	233

On Assignment, Inc. *	13,193	708

Quad/Graphics, Inc.	4,906	111

R.R. Donnelley & Sons Co.	2,168	22

Resources Connection, Inc.	7,970	111

RPX Corp. *	10,622	141

Sotheby’s *	13,659	630

SP Plus Corp. *	4,577	181

TriNet Group, Inc. *	4,598	155

TrueBlue, Inc. *	10,061	226

UniFirst Corp.	3,874	587

Vectrus, Inc. *	7,356	227

Viad Corp.	4,611	281

Volt Information Sciences, Inc. *	2,757	9

Where Food Comes From, Inc. *	1,100	3
		13,842

Construction Materials – 1.1%

Advanced Drainage Systems, Inc.	8,581	174

Apogee Enterprises, Inc.	7,070	341

Boise Cascade Co. *	10,214	356

Continental Building Products, Inc. *	4,904	128

Deltic Timber Corp.	3,719	329

Louisiana-Pacific Corp. *	36,507	989

Patrick Industries, Inc. *	4,904	412

Ply Gem Holdings, Inc. *	7,458	127

Summit Materials, Inc., Class A *	16,120	516

Tecnoglass, Inc.	5,824	39

Trex Co., Inc. *	7,070	637

United States Lime & Minerals, Inc.	3,975	334

Universal Forest Products, Inc.	4,968	488

US Concrete, Inc. *	3,268	249
		5,119

Consumer Products – 2.5%

Adecoagro S.A. *	23,685	256

Alico, Inc.	1,146	39

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Consumer Products – 2.5% – continued

B&G Foods, Inc.	12,312	$392

Bob Evans Farms, Inc.	4,486	348

Boston Beer (The) Co., Inc., Class A *	1,799	281

Bridgford Foods Corp. *	366	4

Cal-Maine Foods, Inc. *	5,839	240

Central Garden & Pet Co. *	200	8

Central Garden & Pet Co., Class A *	4,002	149

Clearwater Paper Corp. *	3,253	160

Coca-Cola Bottling Co. Consolidated	1,581	341

Craft Brew Alliance, Inc. *	7,161	126

Darling Ingredients, Inc. *	26,613	466

Dean Foods Co.	15,345	167

Farmer Brothers Co. *	6,653	219

Fresh Del Monte Produce, Inc.	6,537	297

Helen of Troy Ltd. *	6,974	676

HRG Group, Inc. *	12,502	195

Inter Parfums, Inc.	4,919	203

J&J Snack Foods Corp.	4,096	538

John B. Sanfilippo & Son, Inc.	2,350	158

Lancaster Colony Corp.	3,915	470

Lifeway Foods, Inc. *	296	3

National Beverage Corp.	15,369	1,907

Nomad Foods Ltd. *	37,100	541

Nu Skin Enterprises, Inc., Class A	10,400	639

Orchids Paper Products Co.	496	7

Revlon, Inc., Class A *	496	12

Sanderson Farms, Inc.	5,803	937

Seaboard Corp.	71	320

Seneca Foods Corp., Class A *	302	10

Snyder’s-Lance, Inc.	13,625	520

Tejon Ranch Co. *	2,898	61

Tootsie Roll Industries, Inc.	11,878	451

United-Guardian, Inc.	502	9

Universal Corp.	3,632	208

Vector Group Ltd.	18,443	378
		11,736

Consumer Services – 1.0%

Aaron’s, Inc.	16,029	699

Adtalem Global Education, Inc.	15,707	563

American Public Education, Inc. *	5,425	114

Bridgepoint Education, Inc. *	399	4

Bright Horizons Family Solutions, Inc. *	5,008	432

Capella Education Co.	3,173	223

Grand Canyon Education, Inc. *	11,513	1,046

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Consumer Services – 1.0% – continued

K12, Inc. *	8,653	$154

Matthews International Corp., Class A	8,401	523

Medifast, Inc.	496	30

Nutrisystem, Inc.	9,501	531

Regis Corp. *	9,131	130

Rent-A-Center, Inc.	551	6

Strayer Education, Inc.	3,880	339
		4,794

Containers & Packaging – 0.3%

Greif, Inc., Class A	7,766	455

KapStone Paper and Packaging Corp.	21,884	470

Multi-Color Corp.	3,143	258

Myers Industries, Inc.	3,537	74

Tredegar Corp.	12,905	232

UFP Technologies, Inc. *	5,008	141
		1,630

Design, Manufacturing & Distribution – 0.8%

Benchmark Electronics, Inc. *	11,548	394

CTS Corp.	6,954	168

Fabrinet *	8,274	307

Plexus Corp. *	7,718	433

Sanmina Corp. *	18,346	682

SYNNEX Corp.	6,727	851

Tech Data Corp. *	8,571	761

Transcat, Inc. *	83	1
		3,597

Distributors - Consumer Staples – 0.3%

Andersons (The), Inc.	4,334	149

Calavo Growers, Inc.	3,785	277

Core-Mark Holding Co., Inc.	11,259	362

Performance Food Group Co. *	14,200	401

United Natural Foods, Inc. *	9,819	408
		1,597

Distributors - Discretionary – 0.5%

ePlus, Inc. *	7,912	731

Essendant, Inc.	10,103	133

FTD Cos., Inc. *	7,637	99

G-III Apparel Group Ltd. *	8,274	240

Insight Enterprises, Inc. *	11,102	510

PC Connection, Inc.	8,362	236

PCM, Inc. *	977	14

ScanSource, Inc. *	7,677	335

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Distributors - Discretionary – 0.5% – continued

Veritiv Corp. *	2,858	$93

Wayside Technology Group, Inc.	6,040	82
		2,473

Electrical Equipment – 1.9%

AAON, Inc.	22,784	785

Argan, Inc.	4,129	278

Babcock & Wilcox Enterprises, Inc. *	13,688	46

Badger Meter, Inc.	9,726	477

Bel Fuse, Inc., Class B	10,425	325

Belden, Inc.	9,688	780

Chase Corp.	465	52

CompX International, Inc. (1)	1	–

CyberOptics Corp. *	2,346	38

ESCO Technologies, Inc.	6,701	402

Espey Manufacturing & Electronics Corp.	6,982	157

FARO Technologies, Inc. *	4,634	177

Generac Holdings, Inc. *	17,579	807

General Cable Corp.	8,785	166

Houston Wire & Cable Co. *	1,863	10

Itron, Inc. *	10,553	817

Kimball Electronics, Inc. *	2,602	56

Landauer, Inc.	4,802	323

Littelfuse, Inc.	5,205	1,020

LSI Industries, Inc.	447	3

Mesa Laboratories, Inc.	1,717	256

NL Industries, Inc. *	1,244	11

Novanta, Inc. *	12,869	561

OSI Systems, Inc. *	6,660	609

Powell Industries, Inc.	5,584	167

Preformed Line Products Co.	2,003	135

Stoneridge, Inc. *	987	20

Watts Water Technologies, Inc., Class A	7,195	498
		8,976

Engineering & Construction Services – 1.5%

Comfort Systems USA, Inc.	6,976	249

Dycom Industries, Inc. *	8,671	745

EMCOR Group, Inc.	15,963	1,108

ENGlobal Corp. *	150,500	191

Exponent, Inc.	14,147	1,046

Granite Construction, Inc.	10,084	584

Great Lakes Dredge & Dock Corp. *	3,940	19

IES Holdings, Inc. *	1,354	23

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Engineering & Construction Services – 1.5% – continued

Installed Building Products, Inc. *	6,435	$417

Kratos Defense & Security Solutions, Inc. *	382	5

MasTec, Inc. *	16,828	781

Mistras Group, Inc. *	5,212	107

MYR Group, Inc. *	6,905	201

NV5 Global, Inc. *	3,983	218

Orion Group Holdings, Inc. *(1)	17	–

Primoris Services Corp.	7,254	213

Team, Inc. *	8,794	117

TopBuild Corp. *	9,501	619

Tutor Perini Corp. *	9,501	270

VSE Corp.	6,036	343

Willbros Group, Inc. *	4,999	16
		7,272

Forest & Paper Products – 0.4%

Domtar Corp.	11,978	520

Mercer International, Inc.	9,399	111

Neenah Paper, Inc.	6,392	547

P.H. Glatfelter Co.	9,176	178

Resolute Forest Products, Inc. *	21,538	109

Schweitzer-Mauduit International, Inc.	9,357	388
		1,853

Gaming, Lodging & Restaurants – 2.7%

Belmond Ltd., Class A *	24,042	328

Biglari Holdings, Inc. *	517	172

BJ’s Restaurants, Inc. *	5,361	163

Bloomin’ Brands, Inc.	28,808	507

Bojangles’, Inc. *	9,705	131

Boyd Gaming Corp.	19,723	514

Brinker International, Inc.	1,599	51

Buffalo Wild Wings, Inc. *	4,649	491

Carrols Restaurant Group, Inc. *	10,357	113

Cheesecake Factory (The), Inc.	12,131	511

Choice Hotels International, Inc.	2,835	181

Churchill Downs, Inc.	3,222	664

Chuy’s Holdings, Inc. *	5,518	116

Cracker Barrel Old Country Store, Inc.	4,659	706

Dave & Buster’s Entertainment, Inc. *	6,029	316

Denny’s Corp. *	22,660	282

DineEquity, Inc.	4,201	181

El Pollo Loco Holdings, Inc. *	115	1

Eldorado Resorts, Inc. *	8,043	206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Famous Dave’s of America, Inc. *	144	$1

Fiesta Restaurant Group, Inc. *	5,829	111

Flanigan’s Enterprises, Inc.	3,154	77

Golden Entertainment, Inc. *	1,531	37

ILG, Inc.	6,806	182

Jack in the Box, Inc.	13,762	1,403

Kona Grill, Inc. *	4,970	19

La Quinta Holdings, Inc. *	23,090	404

Luby’s, Inc. *	1,382	4

Marriott Vacations Worldwide Corp.	5,764	718

Monarch Casino & Resort, Inc. *	921	36

Nathan’s Famous, Inc. *	1,532	113

Papa John’s International, Inc.	13,018	951

Penn National Gaming, Inc. *	10,622	250

Pinnacle Entertainment, Inc. *	12,264	261

Red Lion Hotels Corp. *	1,115	10

Red Robin Gourmet Burgers, Inc. *	6,029	404

Ruby Tuesday, Inc. *	500	1

Ruth’s Hospitality Group, Inc.	9,338	196

Scientific Games Corp., Class A *	8,578	393

Shake Shack, Inc., Class A *	246	8

Sonic Corp.	11,793	300

Texas Roadhouse, Inc.	17,230	847

Wendy’s (The) Co.	35,314	549

Zoe’s Kitchen, Inc. *	4,804	61
		12,970

Hardware – 2.3%

3D Systems Corp. *	16,038	215

ADTRAN, Inc.	9,409	226

AVX Corp.	10,724	195

Brocade Communications Systems, Inc.	10,076	120

CalAmp Corp. *	8,478	197

Ciena Corp. *	28,812	633

Clearfield, Inc. *	4,595	62

Communications Systems, Inc.	134	1

Comtech Telecommunications Corp.	3,341	69

Cray, Inc. *	4,002	78

Daktronics, Inc.	10,226	108

Diebold Nixdorf, Inc.	15,019	343

Digimarc Corp. *	3,825	140

Eastman Kodak Co. *	12,872	95

Electronics For Imaging, Inc. *	9,644	412

Extreme Networks, Inc. *	5,437	65

Finisar Corp. *	24,289	538

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Hardware – 2.3% – continued

Gigamon, Inc. *	6,435	$271

GoPro, Inc., Class A *	20,865	230

Harmonic, Inc. *	7,212	22

Immersion Corp. *	7,977	65

Infinera Corp. *	19,961	177

InterDigital, Inc.	8,461	624

Knowles Corp. *	20,330	310

Kopin Corp. *	6,955	29

KVH Industries, Inc. *	6,122	73

Lumentum Holdings, Inc. *	10,930	594

Mercury Systems, Inc. *	8,683	450

Methode Electronics, Inc.	7,340	311

NETGEAR, Inc. *	7,525	358

NetScout Systems, Inc. *	21,529	696

Numerex Corp., Class A *	1,677	6

PAR Technology Corp. *	3,628	38

PC-Tel, Inc.	1,266	8

Plantronics, Inc.	7,044	311

RELM Wireless Corp.	1,835	7

Sonus Networks, Inc. *	478	4

Stratasys Ltd. *	5,555	128

Super Micro Computer, Inc. *	8,944	198

TransAct Technologies, Inc.	376	4

TTM Technologies, Inc. *	2,051	32

Ubiquiti Networks, Inc. *	4,975	279

Universal Electronics, Inc. *	3,954	251

UTStarcom Holdings Corp. *(1)	1	–

VeriFone Systems, Inc. *	307	6

ViaSat, Inc. *	10,022	645

Viavi Solutions, Inc. *	54,554	516

Vishay Precision Group, Inc. *	7,025	171

Vocera Communications, Inc. *	15,122	474

VOXX International Corp. *	1,469	13
		10,798

Health Care Facilities & Services – 3.1%

Addus HomeCare Corp. *	6,032	213

Almost Family, Inc. *	4,628	248

Amedisys, Inc. *	9,739	545

American Renal Associates Holdings, Inc. *	9,800	147

BioScrip, Inc. *	399	1

Brookdale Senior Living, Inc. *	38,800	411

Capital Senior Living Corp. *	7,354	92

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Health Care Facilities & Services – 3.1% – continued

Charles River Laboratories International, Inc. *	8,990	$971

Chemed Corp.	6,698	1,353

Civitas Solutions, Inc. *	19,499	360

Community Health Systems, Inc. *	19,800	152

Digirad Corp.	2,007	7

Diplomat Pharmacy, Inc. *	9,700	201

Ensign Group (The), Inc.	13,172	298

Genesis Healthcare, Inc. *	12,716	15

Hanger, Inc. *	1,181	13

HealthEquity, Inc. *	8,529	431

HealthSouth Corp.	21,602	1,001

INC Research Holdings, Inc., Class A *	9,575	501

Independence Holding Co.	925	23

Kindred Healthcare, Inc.	996	7

LHC Group, Inc. *	3,055	217

LifePoint Health, Inc. *	5,776	334

Magellan Health, Inc. *	6,708	579

MedCath Corp. *(2)	7,953	–

Molina Healthcare, Inc. *	9,235	635

National HealthCare Corp.	3,238	203

NeoGenomics, Inc. *	22,988	256

Owens & Minor, Inc.	14,792	432

PAREXEL International Corp. *	12,954	1,141

PharMerica Corp. *	11,175	327

PRA Health Sciences, Inc. *	4,906	374

Premier, Inc., Class A *	10,800	352

Providence Service (The) Corp. *	5,021	271

Psychemedics Corp.	8,000	147

Select Medical Holdings Corp. *	24,717	475

Teladoc, Inc. *	12,666	420

Tenet Healthcare Corp. *	16,635	273

Tivity Health, Inc. *	14,140	577

Triple-S Management Corp., Class B *	18,502	438

U.S. Physical Therapy, Inc.	6,194	381
		14,822

Home & Office Products – 1.8%

ACCO Brands Corp. *	28,084	334

American Woodmark Corp. *	3,652	352

AV Homes, Inc. *	4,374	75

Beazer Homes USA, Inc. *	3,133	59

CalAtlantic Group, Inc.	14,241	522

Cavco Industries, Inc. *	2,693	397

Century Communities, Inc. *	9,705	240

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Home & Office Products – 1.8% – continued

CSS Industries, Inc.	7,851	$226

Flexsteel Industries, Inc.	5,044	256

Griffon Corp.	6,899	153

Herman Miller, Inc.	15,043	540

HNI Corp.	11,214	465

Hooker Furniture Corp.	5,056	241

Hovnanian Enterprises, Inc., Class A *(1)	203	–

Interface, Inc.	16,868	369

iRobot Corp. *	7,316	564

KB Home	21,186	511

Kimball International, Inc., Class B	3,571	71

Knoll, Inc.	12,476	250

LGI Homes, Inc. *	3,575	174

Libbey, Inc.	6,620	61

Lifetime Brands, Inc.	5,479	100

M/I Homes, Inc. *	5,186	139

Masonite International Corp. *	7,662	530

MDC Holdings, Inc.	12,102	402

Meritage Homes Corp. *	9,762	433

Nobility Homes, Inc.	876	16

PGT Innovations, Inc. *	612	9

Quanex Building Products Corp.	9,672	222

St. Joe (The) Co. *	12,800	241

Steelcase, Inc., Class A	17,356	267

Taylor Morrison Home Corp., Class A *	6,537	144

Virco Manufacturing Corp. *	1,676	9

William Lyon Homes, Class A *	8,683	200
		8,572

Industrial Services – 0.5%

Applied Industrial Technologies, Inc.	10,359	682

CAI International, Inc. *	2,208	67

DXP Enterprises, Inc. *	1,870	59

H&E Equipment Services, Inc.	3,355	98

Kaman Corp.	6,979	389

McGrath RentCorp	7,909	346

Neff Corp., Class A *	10,518	263

Systemax, Inc.	6,861	181

Textainer Group Holdings Ltd. *(1)	17	–

Titan Machinery, Inc. *	800	13

Triton International Ltd. *	3,009	100

Wesco Aircraft Holdings, Inc. *	15,732	148

WESCO International, Inc. *	1,532	89
		2,435

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	29,170	$422

Cowen, Inc. *	2,247	40

Evercore, Inc., Class A	7,650	614

Greenhill & Co., Inc.	3,173	53

INTL. FCStone, Inc. *	4,132	158

Investment Technology Group, Inc.	9,576	212

Moelis & Co., Class A	2,452	105

Piper Jaffray Cos.	5,172	307

PJT Partners, Inc., Class A	4,595	176

Stifel Financial Corp.	15,069	806
		2,893

Insurance – 2.8%

Ambac Financial Group, Inc. *	9,217	159

American Equity Investment Life Holding Co.	18,304	532

AMERISAFE, Inc.	3,527	205

Argo Group International Holdings Ltd.	8,599	529

Aspen Insurance Holdings Ltd.	2,056	83

Atlantic American Corp.	6,901	22

Baldwin & Lyons, Inc., Class B	3,223	73

Citizens, Inc. *	5,903	43

CNO Financial Group, Inc.	66,115	1,543

Crawford & Co., Class B	15,357	184

Donegal Group, Inc., Class A	1,573	25

eHealth, Inc. *	5,732	137

EMC Insurance Group, Inc.	8,174	230

Employers Holdings, Inc.	6,374	290

Enstar Group Ltd. *	2,054	457

FBL Financial Group, Inc., Class A	4,518	337

First Acceptance Corp. *	2,414	3

GAINSCO, Inc.	714	10

Genworth Financial, Inc., Class A *	118,353	456

Global Indemnity Ltd. *	501	21

Greenlight Capital Re Ltd., Class A *	9,258	200

Hallmark Financial Services, Inc. *	10,614	123

Hanover Insurance Group (The), Inc.	9,516	922

Horace Mann Educators Corp.	7,685	302

Infinity Property & Casualty Corp.	2,546	240

James River Group Holdings Ltd.	3,064	127

Kansas City Life Insurance Co.	1,915	94

Kemper Corp.	9,449	501

Maiden Holdings Ltd.	19,441	155

MBIA, Inc. *	33,508	291

Mercury General Corp.	3,063	174

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Insurance – 2.8% – continued

National General Holdings Corp.	11,034	$211

National Western Life Group, Inc., Class A	1,037	362

Navigators Group (The), Inc.	5,690	332

Primerica, Inc.	10,884	888

Radian Group, Inc.	40,591	759

RLI Corp.	11,332	650

Safety Insurance Group, Inc.	4,270	326

Selective Insurance Group, Inc.	12,870	693

State Auto Financial Corp.	4,904	129

Third Point Reinsurance Ltd. *	21,350	333

Unico American Corp. *	114	1

United Fire Group, Inc.	4,726	216

Universal Insurance Holdings, Inc.	8,307	191
		13,559

Iron & Steel – 0.9%

AK Steel Holding Corp. *	43,263	242

Allegheny Technologies, Inc. *	28,091	671

Carpenter Technology Corp.	12,053	579

Cleveland-Cliffs, Inc. *	46,275	331

Commercial Metals Co.	29,680	565

Haynes International, Inc.	5,906	212

Northwest Pipe Co. *	14,719	280

Olympic Steel, Inc.	772	17

Ryerson Holding Corp. *	7,151	77

Shiloh Industries, Inc. *	11,964	124

TimkenSteel Corp. *	4,705	78

Universal Stainless & Alloy Products, Inc. *	1,335	28

Worthington Industries, Inc.	18,548	853
		4,057

Leisure Products – 0.6%

Callaway Golf Co.	21,385	309

Johnson Outdoors, Inc., Class A	7,953	583

LCI Industries	8,530	988

Malibu Boats, Inc., Class A *	1,839	58

Marine Products Corp.	2,325	37

Nautilus, Inc. *	6,775	115

Vista Outdoor, Inc. *	9,297	213

Winnebago Industries, Inc.	10,914	488
		2,791

Machinery – 2.6%

Actuant Corp., Class A	14,376	368

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Machinery – 2.6% – continued

Alamo Group, Inc.	2,895	$311

Altra Industrial Motion Corp.	6,513	313

Astec Industries, Inc.	5,082	285

Briggs & Stratton Corp.	11,540	271

CIRCOR International, Inc.	4,596	250

ClearSign Combustion Corp. *	483	2

Columbus McKinnon Corp.	12,491	473

Curtiss-Wright Corp.	11,240	1,175

CVD Equipment Corp. *	1,610	18

Douglas Dynamics, Inc.	4,595	181

Federal Signal Corp.	13,177	280

Franklin Electric Co., Inc.	12,174	546

Gorman-Rupp (The) Co.	10,865	354

Graham Corp.	2,430	51

Hardinge, Inc.	7,668	117

Hillenbrand, Inc.	16,052	624

Hollysys Automation Technologies Ltd.	13,749	297

Hurco Cos., Inc.	1,122	47

Hyster-Yale Materials Handling, Inc.	2,422	185

John Bean Technologies Corp.	7,397	748

Kadant, Inc.	3,063	302

Kennametal, Inc.	20,125	812

Key Technology, Inc. *	4,453	84

Lindsay Corp.	2,495	229

Manitowoc (The) Co., Inc. *	37,797	340

MSA Safety, Inc.	6,456	513

MTS Systems Corp.	4,389	235

Mueller Water Products, Inc., Class A	40,885	523

Raven Industries, Inc.	10,930	354

Rexnord Corp. *	25,921	659

Standex International Corp.	6,271	666

Sun Hydraulics Corp.	7,531	407

Taylor Devices, Inc. *	1,545	18

Tennant Co.	4,877	323

Titan International, Inc.	1,005	10

Twin Disc, Inc. *	659	12

Welbilt, Inc. *	4,267	98
		12,481

Manufactured Goods – 1.3%

Aegion Corp. *	14,008	326

AZZ, Inc.	5,171	252

Barnes Group, Inc.	11,264	793

Chart Industries, Inc. *	10,616	416

Core Molding Technologies, Inc.	4,085	90

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Manufactured Goods – 1.3% – continued

Eastern (The) Co.	3,544	$102

EnPro Industries, Inc.	4,053	326

Gibraltar Industries, Inc. *	8,115	253

Global Brass & Copper Holdings, Inc.	3,983	135

Handy & Harman Ltd. *	2,149	70

Insteel Industries, Inc.	6,354	166

LB Foster Co., Class A *	1,434	33

Mueller Industries, Inc.	14,416	504

NCI Building Systems, Inc. *	5,010	78

Omega Flex, Inc.	2,643	190

Park-Ohio Holdings Corp.	3,677	168

Proto Labs, Inc. *	5,808	466

RBC Bearings, Inc. *	5,900	738

Rogers Corp. *	3,382	451

Simpson Manufacturing Co., Inc.	10,841	532

TriMas Corp. *	12,651	341
		6,430

Media – 2.6%

Autobytel, Inc. *	8,557	59

Bankrate, Inc. *	8,376	117

Blucora, Inc. *	9,530	241

Daily Journal Corp. *	429	94

Entercom Communications Corp., Class A	5,851	67

Eros International PLC *	4,191	60

EW Scripps (The) Co., Class A *	7,254	139

Gannett Co., Inc.	27,989	252

GoDaddy, Inc., Class A *	2,400	104

Gray Television, Inc. *	12,872	202

Groupon, Inc. *	83,257	433

GrubHub, Inc. *	17,571	925

HealthStream, Inc. *	10,792	252

Houghton Mifflin Harcourt Co. *	11,743	142

IMAX Corp. *	14,813	336

Liberty Expedia Holdings, Inc., Class A *	11,100	590

Liberty TripAdvisor Holdings, Inc., Class A *	9,290	115

Marchex, Inc., Class B *	179	1

MDC Partners, Inc., Class A *	500	5

Meredith Corp.	9,027	501

MSG Networks, Inc., Class A *	16,651	353

National CineMedia, Inc.	17,061	119

New Media Investment Group, Inc.	13,140	194

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Media – 2.6% – continued

New York Times (The) Co., Class A	26,977	$529

Nexstar Media Group, Inc., Class A	8,348	520

Quotient Technology, Inc. *	8,274	129

Reis, Inc.	5,613	101

Rubicon Project (The), Inc. *	8,022	31

Saga Communications, Inc., Class A	3,092	141

Scholastic Corp.	3,600	134

Shutterfly, Inc. *	6,341	307

Shutterstock, Inc. *	4,172	139

Sinclair Broadcast Group, Inc., Class A	16,572	531

Stamps.com, Inc. *	7,854	1,592

Time, Inc.	26,971	364

TiVo Corp.	20,517	407

Travelzoo *	9,482	82

tronc, Inc. *	4,500	65

Tucows, Inc., Class A *	3,064	179

Web.com Group, Inc. *	12,570	314

Wix.com Ltd. *	3,983	286

World Wrestling Entertainment, Inc., Class A	7,157	169

XO Group, Inc. *	12,402	244

Yelp, Inc. *	15,093	654
		12,219

Medical Equipment & Devices – 4.4%

Abaxis, Inc.	5,739	256

Accelerate Diagnostics, Inc. *	2,352	53

Accuray, Inc. *	8,867	35

Analogic Corp.	2,958	248

AngioDynamics, Inc. *	9,369	160

AtriCure, Inc. *	12,994	291

Atrion Corp.	776	521

BioTelemetry, Inc. *	7,864	259

Bovie Medical Corp. *	9,379	32

Bruker Corp.	26,995	803

Cardiovascular Systems, Inc. *	12,089	340

Catalent, Inc. *	19,756	789

Cerus Corp. *	8,681	24

ConforMIS, Inc. *	279	1

CONMED Corp.	4,932	259

CryoLife, Inc. *	9,435	214

Cutera, Inc. *	11,181	462

Daxor Corp.	559	3

Endologix, Inc. *	12,673	57

Entellus Medical, Inc. *	6,029	111

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Medical Equipment & Devices – 4.4% – continued

Exact Sciences Corp. *	22,667	$1,068

Exactech, Inc. *	6,963	229

Fluidigm Corp. *	11,241	57

FONAR Corp. *	6,435	196

Foundation Medicine, Inc. *	5,416	218

GenMark Diagnostics, Inc. *	29,105	280

Genomic Health, Inc. *	8,016	257

Glaukos Corp. *	7,049	233

Globus Medical, Inc., Class A *	16,210	482

Haemonetics Corp. *	12,797	574

Halyard Health, Inc. *	10,930	492

Harvard Bioscience, Inc. *	2,283	9

ICU Medical, Inc. *	2,933	545

Inogen, Inc. *	3,983	379

Insulet Corp. *	10,286	567

Integer Holdings Corp. *	4,839	247

Integra LifeSciences Holdings Corp. *	13,414	677

Invacare Corp.	7,154	113

iRhythm Technologies, Inc. *	4,600	239

IRIDEX Corp. *	100	1

K2M Group Holdings, Inc. *	13,178	279

LeMaitre Vascular, Inc.	12,808	479

LivaNova PLC *	9,844	690

Luminex Corp.	11,422	232

Masimo Corp. *	11,842	1,025

Meridian Bioscience, Inc.	8,329	119

Merit Medical Systems, Inc. *	13,691	580

MiMedx Group, Inc. *	25,948	308

Misonix, Inc. *	6,264	63

Myriad Genetics, Inc. *	8,300	300

NanoString Technologies, Inc. *	12,974	210

Natus Medical, Inc. *	10,036	376

Neogen Corp. *	8,788	681

NuVasive, Inc. *	11,327	628

Nuvectra Corp. *	1,647	22

NxStage Medical, Inc. *	10,438	288

OraSure Technologies, Inc. *	12,830	289

Orthofix International N.V. *	4,624	218

Oxford Immunotec Global PLC *	11,700	197

Pacific Biosciences of California, Inc. *	1,636	9

Penumbra, Inc. *	6,099	551

Quidel Corp. *	6,355	279

Repligen Corp. *	9,374	359

Rockwell Medical, Inc. *	1,112	10

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Medical Equipment & Devices – 4.4% – continued

RTI Surgical, Inc. *	3,948	$18

SeaSpine Holdings Corp. *	846	9

Sparton Corp. *	863	20

Surmodics, Inc. *	5,525	171

T2 Biosystems, Inc. *	289	1

Utah Medical Products, Inc.	2,367	174

Wright Medical Group N.V. *	23,894	618
		20,984

Metals & Mining – 0.6%

A-Mark Precious Metals, Inc.	6,435	106

Century Aluminum Co. *	17,061	283

Coeur Mining, Inc. *	33,037	304

Encore Wire Corp.	5,683	254

Ferroglobe PLC	9,016	119

Ferroglobe Representation & Warranty Insurance Trust * (2)	9,916	–

Harsco Corp. *	12,853	269

Hecla Mining Co.	85,254	428

Kaiser Aluminum Corp.	3,595	371

McEwen Mining, Inc. *	76,516	149

US Silica Holdings, Inc.	11,443	355
		2,638

Oil, Gas & Coal – 3.1%

Adams Resources & Energy, Inc.	4,947	205

Arch Coal, Inc., Class A	2,800	201

Archrock, Inc.	7,310	92

Atwood Oceanics, Inc. *	9,744	91

Bristow Group, Inc.	6,228	58

California Resources Corp. *	263	3

Callon Petroleum Co. *	6,492	73

CARBO Ceramics, Inc. *	154	1

Carrizo Oil & Gas, Inc. *	8,083	138

Clean Energy Fuels Corp. *	1,396	3

Cloud Peak Energy, Inc. *	7,888	29

Cobalt International Energy, Inc. *(1)	78	–

CONSOL Energy, Inc. *	42,295	716

Contango Oil & Gas Co. *	100	1

Dawson Geophysical Co. *	481	2

Delek U.S. Holdings, Inc.	19,370	518

Denbury Resources, Inc. *	45,107	60

Dril-Quip, Inc. *	4,700	208

EnLink Midstream LLC	3,407	59

Ensco PLC, Class A	31,100	186

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Oil, Gas & Coal – 3.1% – continued

EP Energy Corp., Class A *	44,800	$146

Era Group, Inc. *	416	5

Evolution Petroleum Corp.	7,387	53

Exterran Corp. *	3,704	117

Flotek Industries, Inc. *	13,935	65

Forum Energy Technologies, Inc. *	7,732	123

Geospace Technologies Corp. *	397	7

Gran Tierra Energy, Inc. *	333	1

Gulf Island Fabrication, Inc.	557	7

Gulfmark Offshore, Inc., Class A * (1)	300	–

Hallador Energy Co.	22,575	129

Helix Energy Solutions Group, Inc. *	23,973	177

Independence Contract Drilling, Inc. *	47,350	180

Isramco, Inc. *	1,670	194

Jones Energy, Inc., Class A *	112,100	215

Laredo Petroleum, Inc. *	18,796	243

Matador Resources Co. *	15,666	425

Matrix Service Co. *	4,406	67

McDermott International, Inc. *	60,729	442

MRC Global, Inc. *	26,254	459

Murphy USA, Inc. *	6,741	465

Nabors Industries Ltd.	44,600	360

NACCO Industries, Inc., Class A	1,422	122

Natural Gas Services Group, Inc. *	4,918	140

Newpark Resources, Inc. *	14,127	141

North Atlantic Drilling Ltd. *	80,400	38

NOW, Inc. *	27,277	377

Oasis Petroleum, Inc. *	31,091	284

Oceaneering International, Inc.	16,400	431

Oil States International, Inc. *	8,274	210

Panhandle Oil and Gas, Inc., Class A	14,640	348

Par Pacific Holdings, Inc. *	2,146	45

Patterson-UTI Energy, Inc.	13,790	289

PBF Energy, Inc., Class A	11,849	327

PDC Energy, Inc. *	6,991	343

Peabody Energy Corp. *	15,600	453

PHI, Inc. (Non Voting) *	3,356	39

PrimeEnergy Corp. *	1,272	58

Rice Energy, Inc. *	8,172	236

Ring Energy, Inc. *	5,008	73

RowanCos.PLC,Class A *	22,677	291

RSP Permian, Inc. *	11,251	389

SandRidge Energy, Inc. *	9,900	199

SEACOR Holdings, Inc. *	5,125	236

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Oil, Gas & Coal – 3.1% – continued

Seadrill Ltd. *	5,232	$2

SemGroup Corp., Class A	4,881	140

SM Energy Co.	11,659	207

Southwestern Energy Co. *	81,400	497

SRC Energy, Inc. *	8,285	80

Tesco Corp. *	51,446	280

Thermon Group Holdings, Inc. *	9,047	163

Tidewater, Inc. *(1)	6	–

Ultra Petroleum Corp. *	31,300	271

Unit Corp. *	11,849	244

Westmoreland Coal Co. *	609	2

Whiting Petroleum Corp. *	31,200	170

World Fuel Services Corp.	15,457	524

WPX Energy, Inc. *	42,598	490
		14,663

Passenger Transportation – 0.3%

Allegiant Travel Co.	3,626	478

Hawaiian Holdings, Inc. *	10,107	379

SkyWest, Inc.	13,484	592
		1,449

Real Estate – 0.3%

Alexander & Baldwin, Inc.	10,938	507

Consolidated-Tomoka Land Co.	4,508	271

Forestar Group, Inc. *	6,892	118

FRP Holdings, Inc. *	1,501	68

Griffin Industrial Realty, Inc.	779	28

Gyrodyne LLC	794	17

Marcus & Millichap, Inc. *	1,737	47

RE/MAX Holdings, Inc., Class A	2,044	130

RMR Group (The), Inc., Class A	3,832	197

Stratus Properties, Inc.	114	3

Trinity Place Holdings, Inc. *	998	7
		1,393

Real Estate Investment Trusts – 7.4%

Acadia Realty Trust	19,683	563

AG Mortgage Investment Trust, Inc.	6,028	116

Agree Realty Corp.	4,870	239

Alexander’s, Inc.	1,155	490

Altisource Residential Corp.	5,110	57

American Assets Trust, Inc.	6,100	243

Anworth Mortgage Asset Corp.	17,776	107

Apollo Commercial Real Estate Finance, Inc.	19,703	357

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.4% – continued

Arbor Realty Trust, Inc.	16,144	$132

Ares Commercial Real Estate Corp.	4,841	64

Armada Hoffler Properties, Inc.	5,479	76

ARMOUR Residential REIT, Inc.	5,340	144

Ashford Hospitality Prime, Inc.	4,027	38

Ashford Hospitality Trust, Inc.	16,833	112

Blackstone Mortgage Trust, Inc., Class A	8,198	254

Bluerock Residential Growth REIT, Inc.	5,008	55

Brandywine Realty Trust	40,605	710

BRT Apartments Corp.	15,541	167

Capstead Mortgage Corp.	26,749	258

CareTrust REIT, Inc.	6,458	123

CatchMark Timber Trust, Inc., Class A	4,039	51

Cedar Realty Trust, Inc.	32,336	182

Chatham Lodging Trust	4,579	98

Cherry Hill Mortgage Investment Corp.	2,835	51

Chesapeake Lodging Trust	13,162	355

Community Healthcare Trust, Inc.	4,493	121

CorEnergy Infrastructure Trust, Inc.	1,327	47

CoreSite Realty Corp.	4,858	544

Corporate Office Properties Trust	15,931	523

Cousins Properties, Inc.	70,851	662

CyrusOne, Inc.	10,804	637

CYS Investments, Inc.	23,294	201

DiamondRock Hospitality Co.	44,487	487

Digital Realty Trust, Inc.	10,519	1,245

Dynex Capital, Inc.	23,557	171

EastGroup Properties, Inc.	7,110	627

Education Realty Trust, Inc.	18,183	653

Ellington Residential Mortgage REIT	3,282	48

Empire State Realty Trust, Inc., Class A	13,793	283

Equity Commonwealth *	15,987	486

First Industrial Realty Trust, Inc.	24,546	739

First Potomac Realty Trust	10,129	113

First Real Estate Investment Trust of New Jersey	205	3

Four Corners Property Trust, Inc.	13,280	331

Franklin Street Properties Corp.	13,382	142

GEO Group (The), Inc.	36,512	982

Getty Realty Corp.	13,596	389

Gladstone Commercial Corp.	7,310	163

Gladstone Land Corp.	8,887	121

Global Net Lease, Inc.	12,529	274

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.4% – continued

Gramercy Property Trust	21,299	$644

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,950	218

Healthcare Realty Trust, Inc.	22,296	721

Hersha Hospitality Trust	5,388	101

Hudson Pacific Properties, Inc.	16,452	552

InfraREIT, Inc.	287	6

Invesco Mortgage Capital, Inc.	29,011	497

Investors Real Estate Trust	28,479	174

iStar, Inc. *	9,457	112

Kite Realty Group Trust	18,502	375

LaSalle Hotel Properties	24,950	724

Lexington Realty Trust	45,375	464

Life Storage, Inc.	7,450	609

LTC Properties, Inc.	8,300	390

Mack-Cali Realty Corp.	19,817	470

Medical Properties Trust, Inc.	51,719	679

Monmouth Real Estate Investment Corp.	19,659	318

MTGE Investment Corp.	9,705	188

National Health Investors, Inc.	8,335	644

New Residential Investment Corp.	50,804	850

New Senior Investment Group, Inc.	10,026	92

New York Mortgage Trust, Inc.	10,192	63

New York REIT, Inc.	35,959	282

One Liberty Properties, Inc.	9,381	228

Orchid Island Capital, Inc.	8,258	84

Parkway, Inc.	8,893	205

Pebblebrook Hotel Trust	15,854	573

Pennsylvania Real Estate Investment Trust	14,474	152

PennyMac Mortgage Investment Trust	5,880	102

Physicians Realty Trust	28,687	509

Potlatch Corp.	8,524	435

PS Business Parks, Inc.	3,343	446

QTS Realty Trust, Inc., Class A	6,159	322

RAIT Financial Trust	17,733	13

Ramco-Gershenson Properties Trust	17,430	227

Redwood Trust, Inc.	9,671	158

Resource Capital Corp.	410	4

Retail Opportunity Investments Corp.	22,070	420

Rexford Industrial Realty, Inc.	8,112	232

RLJ Lodging Trust	33,251	731

Ryman Hospitality Properties, Inc.	9,542	596

Sabra Health Care REIT, Inc.	14,345	315

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.4% – continued

Saul Centers, Inc.	2,409	$149

Select Income REIT	10,526	246

Sotherly Hotels, Inc.	3,954	23

STAG Industrial, Inc.	14,324	393

Starwood Waypoint Homes	3,677	134

STORE Capital Corp.	3,500	87

Summit Hotel Properties, Inc.	19,332	309

Sunstone Hotel Investors, Inc.	46,244	743

Sutherland Asset Management Corp.	1,025	16

Terreno Realty Corp.	9,430	341

Tier REIT, Inc.	5,212	101

UMH Properties, Inc.	16,764	261

Universal Health Realty Income Trust	3,245	245

Urban Edge Properties	19,715	476

Urstadt Biddle Properties, Inc., Class A	3,558	77

Washington Prime Group, Inc.	38,065	317

Washington Real Estate Investment Trust	14,957	490

Western Asset Mortgage Capital Corp.	6,570	69

Whitestone REIT	4,884	64

Winthrop Realty Trust *	9,142	66

Xenia Hotels & Resorts, Inc.	24,721	520
		35,086

Recreational Facilities & Services – 0.2%

AMC Entertainment Holdings, Inc., Class A	5,836	86

Bowl America, Inc., Class A	492	7

Drive Shack, Inc.	7,947	29

International Speedway Corp., Class A	7,831	282

Marcus (The) Corp.	2,343	65

RCI Hospitality Holdings, Inc.	12,418	307

Reading International, Inc., Class A *	3,059	48

SeaWorld Entertainment, Inc. *	16,855	219

Speedway Motorsports, Inc.	4,861	104

Town Sports International Holdings, Inc. *	2,621	18
		1,165

Renewable Energy – 0.6%

Advanced Energy Industries, Inc. *	9,311	752

Canadian Solar, Inc. *	6,976	117

EnerSys	11,267	779

Green Plains, Inc.	9,620	194

Pacific Ethanol, Inc. *	5,212	29

Renewable Energy Group, Inc. *	18,949	230

REX American Resources Corp. *	5,231	491

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Renewable Energy – 0.6% – continued

Silver Spring Networks, Inc. *	8,889	$144

SolarEdge Technologies, Inc. *	5,545	158

SunPower Corp. *	5,200	38

Sunworks, Inc. *	25,335	40

Ultralife Corp. *	846	6
		2,978

Retail - Consumer Staples – 0.5%

Big Lots, Inc.	10,604	568

Five Below, Inc. *	13,484	740

Fred’s, Inc., Class A	5,974	38

Ingles Markets, Inc., Class A	8,764	225

PriceSmart, Inc.	3,124	279

SpartanNash Co.	11,813	312

SUPERVALU, Inc. *	1,151	25

Village Super Market, Inc., Class A	1,375	34

Weis Markets, Inc.	3,671	160
		2,381

Retail - Discretionary – 2.7%

1-800-Flowers.com, Inc., Class A *	3,601	35

Abercrombie & Fitch Co., Class A	8,061	116

American Eagle Outfitters, Inc.	44,540	637

America’s Car-Mart, Inc. *	2,386	98

Asbury Automotive Group, Inc. *	7,700	470

Ascena Retail Group, Inc. *	17,792	44

Barnes & Noble Education, Inc. *	4,128	27

Barnes & Noble, Inc.	13,484	103

Bassett Furniture Industries, Inc.	6,435	243

Beacon Roofing Supply, Inc. *	12,706	651

Big 5 Sporting Goods Corp.	708	5

BMC Stock Holdings, Inc. *	4,187	89

Buckle (The), Inc.	5,129	86

Build-A-Bear Workshop, Inc. *	3,791	35

Builders FirstSource, Inc. *	6,949	125

Caleres, Inc.	12,036	367

Cato (The) Corp., Class A	6,222	82

Chico’s FAS, Inc.	32,795	294

Children’s Place (The), Inc.	5,146	608

Christopher & Banks Corp. *(1)	51	–

Citi Trends, Inc.	2,858	57

Conn’s, Inc. *	2,250	63

Destination Maternity Corp. *	343	1

DSW, Inc., Class A	12,359	265

Ethan Allen Interiors, Inc.	5,051	164

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Retail - Discretionary – 2.7% – continued

Express, Inc. *	20,801	$141

Finish Line (The), Inc., Class A	12,856	155

FirstCash, Inc.	13,758	869

Francesca’s Holdings Corp. *	6,435	47

Freshpet, Inc. *	11,443	179

Genesco, Inc. *	4,921	131

Group 1 Automotive, Inc.	5,710	414

Guess?, Inc.	15,122	258

Haverty Furniture Cos., Inc.	9,157	239

Hibbett Sports, Inc. *	4,753	68

HSN, Inc.	8,997	351

J.C. Penney Co., Inc. *	9,556	36

Kirkland’s, Inc. *	3,676	42

La-Z-Boy, Inc.	12,668	341

Liquidity Services, Inc. *	22,525	133

Lithia Motors,Inc.,Class A	4,704	566

Lumber Liquidators Holdings, Inc. *	1,816	71

MarineMax, Inc. *	6,945	115

Monro, Inc.	7,737	434

New York & Co., Inc. *	817	2

Office Depot, Inc.	104,600	475

Overstock.com, Inc. *	3,872	115

Penske Automotive Group, Inc.	9,131	434

PetMed Express, Inc.	11,058	367

Pier 1 Imports, Inc.	5,168	22

RH *	147	10

Rush Enterprises, Inc., Class A *	10,859	503

Sally Beauty Holdings, Inc. *	28,300	554

Select Comfort Corp. *	12,658	393

Shoe Carnival, Inc.	8,129	182

Sonic Automotive, Inc., Class A	7,407	151

Tailored Brands, Inc.	5,567	80

Tile Shop Holdings, Inc.	4,802	61

Tuesday Morning Corp. *(1)	147	–

Vera Bradley, Inc. *	12,872	113

Vitamin Shoppe, Inc. *	3,957	21

Winmark Corp.	1,350	178

Zumiez, Inc. *	10,803	196
		13,112

Semiconductors – 2.8%

Alpha & Omega Semiconductor Ltd. *	11,239	185

Ambarella, Inc. *	7,054	346

Amkor Technology, Inc. *	21,903	231

Brooks Automation, Inc.	18,880	573

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Semiconductors – 2.8% – continued

Cabot Microelectronics Corp.	2,591	$207

CEVA, Inc. *	4,906	210

Cirrus Logic, Inc. *	14,745	786

Cohu, Inc.	13,238	316

Diodes, Inc. *	11,201	335

DSP Group, Inc. *	2,366	31

Electro Scientific Industries, Inc. *	48	1

Entegris, Inc. *	32,685	943

FormFactor, Inc. *	4,405	74

II-VI, Inc. *	10,701	440

Integrated Device Technology, Inc. *	31,651	841

IXYS Corp. *	9,583	227

Kulicke & Soffa Industries, Inc. *	20,347	439

Lattice Semiconductor Corp. *	33,972	177

MACOM Technology Solutions Holdings, Inc. *	2,960	132

MaxLinear, Inc. *	12,872	306

MKS Instruments, Inc.	12,588	1,189

Monolithic Power Systems, Inc.	9,161	976

Nanometrics, Inc. *	6,827	197

NVE Corp.	2,980	235

Park Electrochemical Corp.	4,581	85

Photronics, Inc. *	10,874	96

Power Integrations, Inc.	6,974	511

Rambus, Inc. *	26,904	359

Rudolph Technologies, Inc. *	8,270	218

Semtech Corp. *	15,477	581

Silicon Laboratories, Inc. *	8,330	666

Synaptics, Inc. *	7,588	297

Veeco Instruments, Inc. *	13,606	291

Vishay Intertechnology, Inc.	31,594	594

Xcerra Corp. *	14,872	146

Xperi Corp.	12,333	312
		13,553

Software – 4.2%

2U, Inc. *	2,352	132

ACI Worldwide, Inc. *	27,721	631

Actua Corp. *	8,828	135

Acxiom Corp. *	18,222	449

Agilysys, Inc. *	8,527	102

Allscripts Healthcare Solutions, Inc. *	23,804	339

American Software, Inc., Class A	14,153	161

Appfolio, Inc., Class A *	7,049	338

Aspen Technology, Inc. *	20,013	1,257

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Software – 4.2% – continued

Avid Technology, Inc. *	537	$2

Aware, Inc. *	683	3

Barracuda Networks, Inc. *	9,195	223

Blackbaud, Inc.	10,880	955

BroadSoft, Inc. *	6,842	344

Callidus Software, Inc. *	6,908	170

ChannelAdvisor Corp. *	7,458	86

CommVault Systems, Inc. *	10,690	650

Computer Programs & Systems, Inc.	6,937	205

Concurrent Computer Corp.	13,223	79

Cornerstone OnDemand, Inc. *	12,715	516

CyberArk Software Ltd. *	7,664	314

Datawatch Corp. *	800	9

Digi International, Inc. *	9,094	96

Donnelley Financial Solutions, Inc. *	888	19

Ebix, Inc.	6,947	453

Envestnet, Inc. *	8,939	456

Evolent Health, Inc., Class A *	6,239	111

Exa Corp. *	9,414	228

FireEye, Inc. *	38,200	641

Hortonworks, Inc. *	287	5

HubSpot, Inc. *	7,200	605

Imperva, Inc. *	7,458	324

InnerWorkings, Inc. *	1,124	13

iPass, Inc. *	1,702	1

j2 Global, Inc.	11,238	830

KeyW Holding (The) Corp. *	11,341	86

LivePerson, Inc. *	6,118	83

LogMeIn, Inc.	4,633	510

Manhattan Associates, Inc. *	20,393	848

MicroStrategy, Inc., Class A *	2,227	284

MINDBODY, Inc., Class A *	7,458	193

Monotype Imaging Holdings, Inc.	9,295	179

Omnicell, Inc. *	8,916	455

Park City Group, Inc. *	1,533	19

Paycom Software, Inc. *	7,356	551

Paylocity Holding Corp. *	4,598	224

PDF Solutions, Inc. *	12,365	192

pdvWireless, Inc. *	4,906	146

Pegasystems, Inc.	13,236	763

Progress Software Corp.	8,952	342

Proofpoint, Inc. *	9,195	802

PROS Holdings, Inc. *	11,041	266

Q2 Holdings, Inc. *	1,072	45

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Software – 4.2% – continued

QAD, Inc., Class B	701	$19

Quality Systems, Inc. *	5,400	85

Qualys, Inc. *	7,868	408

Rapid7, Inc. *	8,274	146

RealPage, Inc. *	12,416	495

Rosetta Stone, Inc. *	9,195	94

Seachange International, Inc. *(1)	100	–

Simulations Plus, Inc.	9,399	146

SPS Commerce, Inc. *	4,478	254

Synchronoss Technologies, Inc. *	17,202	161

Varonis Systems, Inc. *	2,350	98

VASCO Data Security International, Inc. *	10,850	131

Verint Systems, Inc. *	14,230	596

VirnetX Holding Corp. *	398	2

Zedge, Inc., Class B *	658	1

Zendesk, Inc. *	8,785	256

Zynga, Inc., Class A *	125,754	475
		20,237

Specialty Finance – 2.2%

Aircastle Ltd.	16,237	362

Altisource Portfolio Solutions S.A. *	3,983	103

Arlington Asset Investment Corp., Class A	496	6

Blackhawk Network Holdings, Inc. *	10,494	460

Cardtronics PLC, Class A *	10,603	244

Cass Information Systems, Inc.	2,389	152

Ellie Mae, Inc. *	6,950	571

Encore Capital Group, Inc. *	4,582	203

Enova International, Inc. *	553	7

Essent Group Ltd. *	8,887	360

Euronet Worldwide, Inc. *	9,772	926

Everi Holdings, Inc. *	3,800	29

Federal Agricultural Mortgage Corp., Class C	100	7

GATX Corp.	10,520	648

Green Dot Corp., Class A *	8,172	405

HFF, Inc., Class A	5,859	232

Investors Title Co.	1,884	337

LendingClub Corp. *	62,023	378

LendingTree, Inc. *	1,861	455

Liberty Tax, Inc. (1)	17	–

Meta Financial Group, Inc.	4,653	365

MGIC Investment Corp. *	76,111	954

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Specialty Finance – 2.2% – continued

Nelnet, Inc., Class A	8,613	$435

Net 1 UEPS Technologies, Inc. *	7,846	76

NewStar Financial, Inc.	1,580	19

Ocwen Financial Corp. *	8,960	31

PennyMac Financial Services, Inc., Class A *	3,881	69

PHH Corp. *	7,001	97

PRA Group, Inc. *	14,364	411

Stewart Information Services Corp.	8,078	305

Walker & Dunlop, Inc. *	7,356	385

Walter Investment Management Corp. *(1)	131	–

WEX, Inc. *	9,251	1,038

Willis Lease Finance Corp. *	1,817	45

World Acceptance Corp. *	6,914	573
		10,688

Technology Services – 2.9%

AstroNova, Inc.	4,190	54

Black Box Corp. (1)	123	–

Bottomline Technologies de, Inc. *	9,754	310

CACI International, Inc., Class A *	5,555	774

Computer Services, Inc.	2,142	99

comScore, Inc. *	25,104	722

Convergys Corp.	23,009	596

CoreLogic, Inc. *	12,041	556

CSG Systems International, Inc.	7,856	315

Cubic Corp.	6,651	339

DMC Global, Inc.	1,113	19

Endurance International Group Holdings, Inc. *	683	6

Engility Holdings, Inc. *	6,888	239

EPAM Systems, Inc. *	11,375	1,000

EVERTEC, Inc.	15,732	249

ExlService Holdings, Inc. *	7,677	448

Fair Isaac Corp.	9,839	1,382

Forrester Research, Inc.	4,454	186

Globant S.A. *	3,983	160

ICF International, Inc. *	5,801	313

Luxoft Holding, Inc. *	4,551	217

ManTech International Corp., Class A	4,802	212

Mattersight Corp. *	921	3

MAXIMUS, Inc.	19,340	1,247

Medidata Solutions, Inc. *	13,014	1,016

NIC, Inc.	14,657	251

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Technology Services – 2.9% – continued

Perficient, Inc. *	8,196	$161

Science Applications International Corp.	10,839	725

StarTek, Inc. *	835	10

Sykes Enterprises, Inc. *	14,167	413

Syntel, Inc.	7,166	141

TeleTech Holdings, Inc.	6,922	289

TESSCO Technologies, Inc.	3,426	43

Travelport Worldwide Ltd.	26,869	422

Unisys Corp. *	541	5

Virtusa Corp. *	5,872	222

WageWorks, Inc. *	9,011	547
		13,691

Telecom – 1.3%

8x8, Inc. *	14,458	195

ATN International, Inc.	2,948	155

Cincinnati Bell, Inc. *	10,659	212

Cogent Communications Holdings, Inc.	16,334	799

Consolidated Communications Holdings, Inc.	15,094	288

DigitalGlobe, Inc. *	17,368	612

General Communication, Inc., Class A *	11,235	458

Globalstar, Inc. *	69,400	113

Gogo, Inc. *	551	7

GTT Communications, Inc. *	10,316	327

Hawaiian Telcom Holdco, Inc. *	6,131	183

IDT Corp., Class B	5,799	82

Intelsat S.A. *(1)	100	–

Internap Corp. *	280	1

Iridium Communications, Inc. *	12,768	132

Loral Space & Communications, Inc. *	1,677	83

Lumos Networks Corp. *	5,564	100

RigNet, Inc. *	14,481	249

RingCentral, Inc., Class A *	13,400	559

Shenandoah Telecommunications Co.	11,900	443

Spok Holdings, Inc.	9,459	145

Straight Path Communications, Inc., Class B *	1,969	356

Vonage Holdings Corp. *	29,422	239

West Corp.	13,280	312

Windstream Holdings, Inc.	43,778	77

Zix Corp. *	3,266	16
		6,143

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Transportation & Logistics – 1.4%

Air T, Inc. *	510	$9

Air Transport Services Group, Inc. *	14,125	344

ArcBest Corp.	3,779	126

Ardmore Shipping Corp. *	23,100	191

Atlas Air Worldwide Holdings, Inc. *	6,375	420

Celadon Group, Inc.	11,115	75

Covenant Transportation Group, Inc., Class A *	6,527	189

DHT Holdings, Inc.	54,495	217

Dorian LPG Ltd. *	985	7

Echo Global Logistics, Inc. *	10,316	194

Forward Air Corp.	7,807	447

GasLog Ltd.	2,966	52

Golar LNG Ltd.	16,371	370

Heartland Express, Inc.	15,356	385

Hornbeck Offshore Services, Inc. *	291	1

International Seaways, Inc. *	73	1

Knight-Swift Transportation Holdings, Inc. *	29,998	1,246

Marten Transport Ltd.	11,395	234

Matson, Inc.	11,035	311

Mobile Mini, Inc.	11,735	404

Navigator Holdings Ltd. *	275	3

Nordic American Offshore Ltd.	508	1

Nordic American Tankers Ltd.	11,813	63

P.A.M. Transportation Services, Inc. *	1,262	30

Patriot Transportation Holding, Inc. *	465	9

Saia, Inc. *	7,631	478

SEACOR Marine Holdings, Inc. *	5,154	81

Ship Finance International Ltd.	16,226	235

Tsakos Energy Navigation Ltd.	556	3

Universal Logistics Holdings, Inc.	4,491	92

USA Truck, Inc. *	500	7

Werner Enterprises, Inc.	11,218	410
		6,635

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	5,079	196

Conrad Industries, Inc.	2,556	47

FreightCar America, Inc.	3,833	75

Greenbrier (The) Cos., Inc.	8,517	410

Spartan Motors, Inc.	26,611	294

Wabash National Corp.	16,094	367
		1,389

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Utilities – 3.7%

ALLETE, Inc.	12,489	$965

American States Water Co.	9,579	472

Artesian Resources Corp., Class A	6,812	258

Atlantica Yield PLC	7,700	152

Avista Corp.	15,805	818

Black Hills Corp.	7,697	530

California Water Service Group	12,176	465

Chesapeake Utilities Corp.	4,514	353

Connecticut Water Service, Inc.	6,020	357

Consolidated Water Co. Ltd.	13,628	174

El Paso Electric Co.	13,091	723

IDACORP, Inc.	12,855	1,130

MGE Energy, Inc.	8,852	572

Middlesex Water Co.	9,163	360

New Jersey Resources Corp.	20,808	877

Northwest Natural Gas Co.	6,953	448

NorthWestern Corp.	11,966	681

NRG Yield, Inc., Class A	7,658	145

NRG Yield, Inc., Class C	3,477	67

ONE Gas, Inc.	13,350	983

Ormat Technologies, Inc.	9,382	573

Otter Tail Corp.	9,501	412

Pattern Energy Group, Inc.	14,099	340

PNM Resources, Inc.	20,189	814

Portland General Electric Co.	22,616	1,032

RGC Resources, Inc.	889	25

SJW Group	6,941	393

South Jersey Industries, Inc.	16,543	571

Southwest Gas Holdings, Inc.	11,966	929

Spire, Inc.	10,917	815

Unitil Corp.	3,654	181

WGL Holdings, Inc.	12,648	1,065

York Water (The) Co.	3,620	123
		17,803

Waste & Environment Services & Equipment – 0.5%

Advanced Emissions Solutions, Inc.	4,598	51

Cantel Medical Corp.	8,477	798

CECO Environmental Corp.	6,395	54

Covanta Holding Corp.	16,038	238

Heritage-Crystal Clean, Inc. *	508	11

Sharps Compliance Corp. *	1,999	10

Tetra Tech, Inc.	15,627	727

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.7% – continued

Waste & Environment Services & Equipment – 0.5% – continued

US Ecology, Inc.	4,601	$248

Vertex Energy, Inc. *	9,500	7
		2,144
Total Common Stocks
(Cost $321,010)		466,450

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Dyax Corp. (Contingent Value Rights) *(3)	3,415	6

Forest Laboratories, Inc. (Contingent Value Rights) *(2)	3,326	–

Tobira Therapeutics, Inc. (Contingent Value Rights) *(3)	16,926	140
		146

Media – 0.0%

Media General (Contingent Value Rights) *(3)	11,792	1

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. *(2)	13,109	–
Total Rights
(Cost $131)		147

OTHER – 0.0%

Escrow Adolor Corp. *(2)	1,241	–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%

Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00 *(1)	10	$–

Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00 *(1)	11	–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (4)(5)	10,088,701	$10,089
Total Investment Companies
(Cost $10,089)		10,089

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (6)(7)	$502	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 99.9%
(Cost $331,730)		477,186

Other Assets less Liabilities – 0.1%		315
NET ASSETS – 100.0%		$477,501

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2017 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	128	$9,555	Long	12/17	$515

At September 30, 2017, the industry sectors or the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	3.1
Energy	3.4
Financials	18.2
Health Care	15.0
Industrials	15.1
Information Technology	16.5
Materials	4.6
Real Estate	7.2
Telecommunication Services	0.8
Utilities	3.8

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Aerospace & Defense	$5,564		$72	$–	$5,636
Banking	54,345		255	–	54,600
Gaming, Lodging & Restaurants	12,893		77	–	12,970
Home & Office Products	8,556		16	–	8,572
Insurance	13,454		105	–	13,559
Medical Equipment & Devices	20,981		3	–	20,984
Real Estate	1,275		118	–	1,393
Real Estate Investment Trusts	35,017		69	–	35,086
All Other Industries (1)	313,650		–	–	313,650
Total Common Stocks	465,735		715	–	466,450
Rights (1)	–		–	147	147
Warrants	–	*	–	–	–	*
Investment Companies	10,089		–	–	10,089
Short-Term Investments	–		500	–	500
Total Investments	$475,824		$1,215	$147	$477,186

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$515		$–	$–	$515

*	Amount rounds to less than one thousand.
(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000S)	Reason
Common Stocks
Banking	$153	Valuations at bid price
Gaming, Lodging & Restaurants	77	Valuations at bid price
Insurance	94	Valuations at bid price
Real Estate	118	Valuations held at last trade price in an inactive market

Total	$442

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000S)	Reason
Common Stocks
Banking	$8	Valuations at official close price
Electrical Equipment	157	Valuations at official close price
Recreational Facilities & Services	7	Valuations at official close price

Total	$172

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000S)

Rights

Biotechnology & Pharmaceuticals	$138	$–	$8	$–	$–	$–	$–	$146	$8

Media	20	–	(19)	–	–	–	–	1	(19)

Total	$158	$–	$(11)	$–	$–	$–	$–	$147	$(11)

The Fund valued the securities included in the Balance as of 9/30/17 above using valuations provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Contingent Value Right	$146	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)
Contingent Value Right	1	Income Approach	Estimated Recovery Value(2)

(1)	The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in Estimated Recovery Value would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2%

Aerospace & Defense – 1.3%

AAR Corp.	416,351	$15,729

Esterline Technologies Corp. *	188,040	16,952

Moog, Inc., Class A *	183,112	15,277

Woodward, Inc.	45,044	3,496
		51,454

Apparel & Textile Products – 0.8%

Columbia Sportswear Co.	35,189	2,167

Deckers Outdoor Corp. *	104,451	7,146

Iconix Brand Group, Inc. *	187,238	1,065

Movado Group, Inc.	126,892	3,553

Perry Ellis International, Inc. *	104,198	2,465

Unifi, Inc. *	141,617	5,046

Wolverine World Wide, Inc.	293,486	8,467
		29,909

Automotive – 1.3%

Cooper Tire & Rubber Co.	441,414	16,509

Cooper-Standard Holdings, Inc. *	45,639	5,293

Dana, Inc.	345,900	9,671

Modine Manufacturing Co. *	193,502	3,725

Standard Motor Products, Inc.	169,915	8,198

Superior Industries International, Inc.	431,162	7,179
		50,575

Banking – 21.5%

1st Source Corp.	20,114	1,022

Arrow Financial Corp.	15,978	549

Astoria Financial Corp.	466,945	10,039

BancFirst Corp.	128,616	7,299

Banco Latinoamericano de Comercio Exterior S.A.	105,140	3,095

BancorpSouth, Inc.	637,033	20,417

Bank of Marin Bancorp	4,568	313

BankFinancial Corp.	122,344	1,944

Banner Corp.	35,204	2,157

Berkshire Hills Bancorp, Inc.	120,426	4,667

Boston Private Financial Holdings, Inc.	291,292	4,821

Brookline Bancorp, Inc.	238,250	3,693

Bryn Mawr Bank Corp.	18,821	824

Cathay General Bancorp	615,512	24,744

Central Pacific Financial Corp.	40,666	1,309

Chemical Financial Corp.	350,738	18,330

City Holding Co.	136,844	9,840

CNB Financial Corp.	11,076	303

CoBiz Financial, Inc.	18,649	366

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Banking – 21.5% – continued

Columbia Banking System, Inc.	220,695	$9,293

Community Bank System, Inc.	406,682	22,469

Community Trust Bancorp, Inc.	176,507	8,208

CVB Financial Corp.	515,578	12,462

Dime Community Bancshares, Inc.	466,510	10,030

Enterprise Financial Services Corp.	63,247	2,679

FCB Financial Holdings, Inc., Class A *	167,352	8,083

Financial Institutions, Inc.	50,551	1,456

First Busey Corp.	27,016	847

First Business Financial Services, Inc.	36,831	838

First Commonwealth Financial Corp.	163,458	2,310

First Defiance Financial Corp.	14,696	771

First Financial Bancorp	466,983	12,212

First Financial Corp.	129,531	6,166

First Interstate BancSystem, Inc., Class A	58,051	2,220

First Merchants Corp.	236,835	10,167

First Midwest Bancorp, Inc.	652,308	15,277

Flushing Financial Corp.	414,998	12,334

FNB Corp.	1,524,335	21,386

Fulton Financial Corp.	839,775	15,746

German American Bancorp, Inc.	9,044	344

Glacier Bancorp, Inc.	184,704	6,974

Great Southern Bancorp, Inc.	21,230	1,181

Great Western Bancorp, Inc.	294,528	12,158

Hancock Holding Co.	278,700	13,503

Hanmi Financial Corp.	105,669	3,270

Heartland Financial USA, Inc.	149,784	7,399

Heritage Financial Corp.	89,376	2,637

Home BancShares, Inc.	642,048	16,192

HomeStreet, Inc. *	86,149	2,326

Hope Bancorp, Inc.	753,017	13,336

IBERIABANK Corp.	225,670	18,539

Independent Bank Corp.	189,577	14,152

International Bancshares Corp.	531,030	21,294

Investors Bancorp, Inc.	715,283	9,756

Lakeland Bancorp, Inc.	354,800	7,238

Lakeland Financial Corp.	172,921	8,425

LegacyTexas Financial Group, Inc.	156,320	6,240

MainSource Financial Group, Inc.	64,720	2,321

MB Financial, Inc.	284,507	12,808

MidWestOne Financial Group, Inc.	8,302	280

NBT Bancorp, Inc.	275,376	10,112

Northwest Bancshares, Inc.	539,773	9,322

OceanFirst Financial Corp.	149,852	4,119

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Banking – 21.5% – continued

OFG Bancorp	152,857	$1,399

Old National Bancorp	482,870	8,837

Oritani Financial Corp.	130,144	2,186

Pacific Continental Corp.	8,870	239

Park National Corp.	79,753	8,613

Peapack Gladstone Financial Corp.	7,007	236

Pinnacle Financial Partners, Inc.	41,483	2,777

Preferred Bank	44,035	2,658

Prosperity Bancshares, Inc.	95,080	6,250

Provident Financial Services, Inc.	811,084	21,632

Renasant Corp.	301,190	12,921

S&T Bancorp, Inc.	245,448	9,715

Sandy Spring Bancorp, Inc.	122,130	5,061

Sierra Bancorp	148,086	4,021

Simmons First National Corp., Class A	74,312	4,303

South State Corp.	135,026	12,159

Southside Bancshares, Inc.	94,747	3,445

Southwest Bancorp, Inc.	8,656	238

Sterling Bancorp	532,746	13,132

Stock Yards Bancorp, Inc.	10,113	384

Texas Capital Bancshares, Inc. *	173,751	14,908

TriCo Bancshares	158,906	6,475

TrustCo Bank Corp. NY	138,114	1,229

Trustmark Corp.	515,086	17,060

UMB Financial Corp.	267,955	19,960

Umpqua Holdings Corp.	493,622	9,631

Union Bankshares Corp.	405,009	14,297

United Bankshares, Inc.	681,775	25,328

United Community Banks, Inc.	141,420	4,036

United Community Financial Corp.	60,673	582

United Financial Bancorp, Inc.	356,481	6,520

Univest Corp. of Pennsylvania	29,273	937

Valley National Bancorp	579,026	6,977

Washington Federal, Inc.	812,831	27,352

Washington Trust Bancorp, Inc.	163,032	9,334

WesBanco, Inc.	198,049	8,124

West Bancorporation, Inc.	12,343	301

Westamerica Bancorporation	23,923	1,424

Wintrust Financial Corp.	262,968	20,593

WSFS Financial Corp.	334,362	16,300
		826,186

Biotechnology & Pharmaceuticals – 1.2%

Aceto Corp.	563,600	6,329

Acorda Therapeutics, Inc. *	227,535	5,381

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Biotechnology & Pharmaceuticals – 1.2% – continued

Cambrex Corp. *	31,796	$1,749

Celldex Therapeutics, Inc. *	327,550	937

Chimerix, Inc. *	73,509	386

Emergent BioSolutions, Inc. *	267,477	10,820

Esperion Therapeutics, Inc. *	165,007	8,270

Infinity Pharmaceuticals, Inc. *	122,789	163

Innoviva, Inc. *	71,979	1,017

Karyopharm Therapeutics, Inc. *	13,504	148

PDL BioPharma, Inc. *	679,402	2,303

PTC Therapeutics, Inc. *	87,017	1,741

Retrophin, Inc. *	123,305	3,069

SciClone Pharmaceuticals, Inc. *	69,172	775

Tetraphase Pharmaceuticals, Inc. *	222,850	1,524
		44,612

Chemicals – 2.6%

A. Schulman, Inc.	242,219	8,272

Cabot Corp.	179,863	10,036

H.B. Fuller Co.	228,555	13,270

Innophos Holdings, Inc.	82,483	4,057

Innospec, Inc.	98,574	6,077

Kraton Corp. *	129,363	5,232

Materion Corp.	299,303	12,915

Minerals Technologies, Inc.	239,457	16,918

Rayonier Advanced Materials, Inc.	159,870	2,190

Sensient Technologies Corp.	247,248	19,018
		97,985

Commercial Services – 2.1%

ABM Industries, Inc.	440,990	18,394

Barrett Business Services, Inc.	34,652	1,959

CBIZ, Inc. *	113,032	1,837

Cimpress N.V. *	48,112	4,699

Ennis, Inc.	358,859	7,052

FTI Consulting, Inc. *	332,392	11,793

Huron Consulting Group, Inc. *	62,318	2,137

Kelly Services, Inc., Class A	147,131	3,692

Kforce, Inc.	140,263	2,833

Korn/Ferry International	344,951	13,601

Navigant Consulting, Inc. *	201,842	3,415

SP Plus Corp. *	10,589	418

UniFirst Corp.	49,948	7,567

Viad Corp.	47,460	2,890
		82,287

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Construction Materials – 0.2%

Boise Cascade Co. *	162,673	$5,677

Universal Forest Products, Inc.	24,427	2,398
		8,075

Consumer Products – 2.2%

Bob Evans Farms, Inc.	232,027	17,984

Cal-Maine Foods, Inc. *	43,632	1,793

Central Garden & Pet Co., Class A *	28,330	1,054

Clearwater Paper Corp. *	69,371	3,417

Darling Ingredients, Inc. *	687,752	12,049

Fresh Del Monte Produce, Inc.	141,352	6,426

Inter Parfums, Inc.	192,239	7,930

Orchids Paper Products Co.	51,941	731

Sanderson Farms, Inc.	89,976	14,533

Snyder’s-Lance, Inc.	102,498	3,909

Universal Corp.	259,333	14,860
		84,686

Consumer Services – 0.6%

Aaron’s, Inc.	276,023	12,043

Adtalem Global Education, Inc.	247,100	8,859

Regis Corp. *	195,468	2,789
		23,691

Containers & Packaging – 0.3%

KapStone Paper and Packaging Corp.	141,107	3,032

Myers Industries, Inc.	327,728	6,866
		9,898

Design, Manufacturing & Distribution – 2.7%

Benchmark Electronics, Inc. *	525,058	17,931

CTS Corp.	408,737	9,850

Fabrinet *	75,940	2,814

Plexus Corp. *	294,668	16,525

Sanmina Corp. *	648,367	24,087

SYNNEX Corp.	200,064	25,310

Tech Data Corp. *	58,478	5,196
		101,713

Distributors - Consumer Staples – 0.5%

Andersons (The), Inc.	410,178	14,049

Core-Mark Holding Co., Inc.	162,055	5,208
		19,257

Distributors - Discretionary – 1.1%

ePlus, Inc. *	16,338	1,510

FTD Cos., Inc. *	122,799	1,601

Insight Enterprises, Inc. *	522,616	23,999

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Distributors - Discretionary – 1.1% – continued

PC Connection, Inc.	274,939	$7,751

ScanSource, Inc. *	191,562	8,362
		43,223

Electrical Equipment – 0.6%

ESCO Technologies, Inc.	80,883	4,849

Watts Water Technologies, Inc., Class A	271,511	18,789
		23,638

Engineering & Construction Services – 1.2%

Dycom Industries, Inc. *	13,439	1,154

EMCOR Group, Inc.	293,638	20,373

Granite Construction, Inc.	282,081	16,347

Great Lakes Dredge & Dock Corp. *	18,537	90

Tutor Perini Corp. *	209,729	5,956

VSE Corp.	8,480	482
		44,402

Forest & Paper Products – 0.9%

Domtar Corp.	309,322	13,422

Mercer International, Inc.	563,010	6,672

Neenah Paper, Inc.	49,050	4,196

P.H. Glatfelter Co.	412,035	8,014

Schweitzer-Mauduit International, Inc.	31,574	1,309
		33,613

Gaming, Lodging & Restaurants – 0.8%

Belmond Ltd., Class A *	245,543	3,352

DineEquity, Inc.	20,852	896

ILG, Inc.	445,577	11,910

Marriott Vacations Worldwide Corp.	71,337	8,884

Monarch Casino & Resort, Inc. *	26,437	1,045

Texas Roadhouse, Inc.	100,071	4,917
		31,004

Hardware – 1.5%

ADTRAN, Inc.	203,974	4,895

Electronics For Imaging, Inc. *	164,961	7,041

Finisar Corp. *	742,598	16,463

Knowles Corp. *	376,538	5,750

Mercury Systems, Inc. *	122,307	6,345

NETGEAR, Inc. *	177,345	8,442

NetScout Systems, Inc. *	146,985	4,755

PC-Tel, Inc.	169,128	1,065

Plantronics, Inc.	43,997	1,946
		56,702

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Health Care Facilities & Services – 2.1%

Amedisys, Inc. *	194,889	$10,906

Capital Senior Living Corp. *	141,653	1,778

Diplomat Pharmacy, Inc. *	283,577	5,873

LHC Group, Inc. *	60,033	4,257

Magellan Health, Inc. *	206,388	17,811

MedCath Corp. *(1)	106,845	–

Molina Healthcare, Inc. *	86,558	5,952

National HealthCare Corp.	50,157	3,138

Owens & Minor, Inc.	488,314	14,259

PharMerica Corp. *	20,349	596

Select Medical Holdings Corp. *	432,659	8,307

Surgery Partners, Inc. *	32,157	333

Triple-S Management Corp., Class B *	383,723	9,087
		82,297

Home & Office Products – 1.1%

ACCO Brands Corp. *	434,078	5,165

Beazer Homes USA, Inc. *	222,402	4,168

CalAtlantic Group, Inc.	290,584	10,644

CSS Industries, Inc.	104,522	3,012

Hooker Furniture Corp.	130,404	6,227

MDC Holdings, Inc.	102,907	3,418

Meritage Homes Corp. *	178,459	7,924

Steelcase, Inc., Class A	74,059	1,140
		41,698

Industrial Services – 0.4%

Applied Industrial Technologies, Inc.	50,014	3,291

Kaman Corp.	84,365	4,706

McGrath RentCorp	101,309	4,432

Wesco Aircraft Holdings, Inc. *	486,348	4,572
		17,001

Institutional Financial Services – 0.3%

GAIN Capital Holdings, Inc.	355,667	2,273

Stifel Financial Corp.	199,933	10,688
		12,961

Insurance – 4.9%

American Equity Investment Life Holding Co.	542,725	15,782

AMERISAFE, Inc.	123,336	7,178

Argo Group International Holdings Ltd.	51,535	3,169

CNO Financial Group, Inc.	780,873	18,226

EMC Insurance Group, Inc.	130,183	3,665

Employers Holdings, Inc.	345,834	15,718

Enstar Group Ltd. *	40,169	8,932

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Insurance – 4.9% – continued

FBL Financial Group, Inc., Class A	81,007	$6,035

Federated National Holding Co.	6,747	105

Horace Mann Educators Corp.	424,070	16,687

Infinity Property & Casualty Corp.	6,479	610

Kemper Corp.	76,031	4,030

Maiden Holdings Ltd.	106,731	849

National General Holdings Corp.	145,766	2,786

Navigators Group (The), Inc.	325,400	18,987

ProAssurance Corp.	148,090	8,093

Radian Group, Inc.	1,196,579	22,364

RLI Corp.	200,740	11,514

Selective Insurance Group, Inc.	307,344	16,551

United Fire Group, Inc.	162,546	7,448
		188,729

Iron & Steel – 0.8%

Carpenter Technology Corp.	162,366	7,798

Cleveland-Cliffs, Inc. *	703,993	5,034

Commercial Metals Co.	477,943	9,095

Haynes International, Inc.	18,256	656

Olympic Steel, Inc.	30,212	665

Schnitzer Steel Industries, Inc., Class A	89,996	2,533

TimkenSteel Corp. *	211,914	3,497
		29,278

Leisure Products – 0.0%

Escalade, Inc.	3,191	43

Vista Outdoor, Inc. *	51,916	1,191
		1,234

Machinery – 1.8%

Alamo Group, Inc.	33,976	3,648

Briggs & Stratton Corp.	172,458	4,053

CIRCOR International, Inc.	21,483	1,169

Columbus McKinnon Corp.	81,447	3,084

Curtiss-Wright Corp.	250,467	26,184

Kadant, Inc.	71,154	7,012

MSA Safety, Inc.	25,615	2,037

Regal Beloit Corp.	92,653	7,320

Standex International Corp.	118,558	12,591
		67,098

Manufactured Goods – 2.3%

Aegion Corp. *	261,502	6,088

Barnes Group, Inc.	501,876	35,352

Chart Industries, Inc. *	122,858	4,820

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Manufactured Goods – 2.3% – continued

Insteel Industries, Inc.	8,797	$230

Rogers Corp. *	183,143	24,409

Simpson Manufacturing Co., Inc.	353,978	17,359
		88,258

Media – 1.6%

Bankrate, Inc. *	225,421	3,145

Entercom Communications Corp., Class A	557,335	6,381

EW Scripps (The) Co., Class A *	807,438	15,430

Hemisphere Media Group, Inc. *	92,320	1,103

Meredith Corp.	218,094	12,104

New York Times (The) Co., Class A	165,053	3,235

Scholastic Corp.	411,320	15,301

TiVo Corp.	294,896	5,854

Townsquare Media, Inc., Class A *	58,277	583
		63,136

Medical Equipment & Devices – 2.2%

Analogic Corp.	103,043	8,630

AngioDynamics, Inc. *	357,988	6,118

CONMED Corp.	142,479	7,476

CryoLife, Inc. *	366,178	8,312

Halyard Health, Inc. *	395,425	17,806

Integer Holdings Corp. *	206,178	10,546

Luminex Corp.	212,419	4,318

Myriad Genetics, Inc. *	287,506	10,402

Natus Medical, Inc. *	33,763	1,266

Nuvectra Corp. *	67,613	897

Orthofix International N.V. *	57,612	2,722

Wright Medical Group N.V. *	243,835	6,308
		84,801

Metals & Mining – 0.5%

Coeur Mining, Inc. *	119,697	1,100

Encore Wire Corp.	52,084	2,332

Kaiser Aluminum Corp.	114,802	11,841

US Silica Holdings, Inc.	114,031	3,543
		18,816

Oil, Gas & Coal – 4.1%

Abraxas Petroleum Corp. *	201,380	379

Adams Resources & Energy, Inc.	4,380	182

Approach Resources, Inc. *	33,060	83

Arch Coal, Inc., Class A	81,254	5,829

Atwood Oceanics, Inc. *	276,511	2,596

Callon Petroleum Co. *	682,638	7,673

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Oil, Gas & Coal – 4.1% – continued

Carrizo Oil & Gas, Inc. *	156,403	$2,679

Cloud Peak Energy, Inc. *	243,033	889

Delek U.S. Holdings, Inc.	182,754	4,885

Dril-Quip, Inc. *	222,256	9,813

Enbridge Energy Management LLC *	128,656	1,989

Ensco PLC, Class A	1,281,353	7,650

EP Energy Corp., Class A *	606,316	1,977

Forum Energy Technologies, Inc. *	212,520	3,379

Gulf Island Fabrication, Inc.	62,723	796

Halcon Resources Corp. *	508,003	3,454

Hallador Energy Co.	59,018	337

Matrix Service Co. *	216,949	3,298

McDermott International, Inc. *	1,042,587	7,580

Natural Gas Services Group, Inc. *	199,493	5,666

Newpark Resources, Inc. *	952,194	9,522

Oasis Petroleum, Inc. *	610,181	5,565

Oil States International, Inc. *	166,943	4,232

Parker Drilling Co. *	388,806	428

PDC Energy, Inc. *	314,281	15,409

RowanCos.PLC,Class A *	532,221	6,839

RSP Permian, Inc. *	173,689	6,008

SEACOR Holdings, Inc. *	60,055	2,769

SemGroup Corp., Class A	470,664	13,532

SRC Energy, Inc. *	572,656	5,537

Thermon Group Holdings, Inc. *	136,644	2,458

Ultra Petroleum Corp. *	691,800	5,998

Unit Corp. *	183,878	3,784

World Fuel Services Corp.	93,693	3,177
		156,392

Passenger Transportation – 0.1%

Hawaiian Holdings, Inc. *	46,366	1,741

Real Estate – 0.0%

RMR Group (The), Inc., Class A	2,128	109

Real Estate Investment Trusts – 9.8%

Acadia Realty Trust	349,015	9,989

Agree Realty Corp.	195,381	9,589

American Assets Trust, Inc.	104,453	4,154

Capstead Mortgage Corp.	669,478	6,460

CBL & Associates Properties, Inc.	383,325	3,216

Chatham Lodging Trust	210,143	4,480

Chesapeake Lodging Trust	670,865	18,093

CorEnergy Infrastructure Trust, Inc.	45,511	1,609

Corporate Office Properties Trust	113,367	3,722

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Real Estate Investment Trusts – 9.8% – continued

Cousins Properties, Inc.	837,459	$7,822

DiamondRock Hospitality Co.	1,504,849	16,478

Education Realty Trust, Inc.	269,133	9,670

First Industrial Realty Trust, Inc.	431,109	12,972

Franklin Street Properties Corp.	822,771	8,738

GEO Group (The), Inc.	621,179	16,710

Healthcare Realty Trust, Inc.	485,569	15,703

Hersha Hospitality Trust	54,882	1,025

Independence Realty Trust, Inc.	200,537	2,039

Kite Realty Group Trust	155,903	3,157

LaSalle Hotel Properties	934,929	27,132

LTC Properties, Inc.	368,428	17,309

Mack-Cali Realty Corp.	376,796	8,934

Medical Properties Trust, Inc.	1,622,488	21,303

MFA Financial, Inc.	920,572	8,064

Monmouth Real Estate Investment Corp.	86,050	1,393

National Health Investors, Inc.	136,609	10,559

New Residential Investment Corp.	420,382	7,033

New York Mortgage Trust, Inc.	382,249	2,351

One Liberty Properties, Inc.	133,303	3,247

Parkway, Inc.	104,720	2,412

Pebblebrook Hotel Trust	188,486	6,812

Pennsylvania Real Estate Investment Trust	504,664	5,294

Physicians Realty Trust	518,900	9,200

Piedmont Office Realty Trust, Inc., Class A	356,886	7,195

PS Business Parks, Inc.	77,386	10,331

Ramco-Gershenson Properties Trust	837,223	10,892

RLJ Lodging Trust	895,889	19,710

Sabra Health Care REIT, Inc.	234,457	5,144

Select Income REIT	287,550	6,734

Sunstone Hotel Investors, Inc.	921,087	14,802

Washington Real Estate Investment Trust	215,797	7,070

Weingarten Realty Investors	181,735	5,768

Winthrop Realty Trust *	35,149	254
		374,569

Recreational Facilities & Services – 0.7%

AMC Entertainment Holdings, Inc., Class A	346,763	5,097

International Speedway Corp., Class A	353,392	12,722

Marcus (The) Corp.	351,033	9,724

Speedway Motorsports, Inc.	23,392	498
		28,041

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Renewable Energy – 1.1%

Advanced Energy Industries, Inc. *	181,356	$14,646

EnerSys	115,566	7,994

Green Plains, Inc.	306,621	6,178

Pacific Ethanol, Inc. *	105,778	587

Renewable Energy Group, Inc. *	162,920	1,980

REX American Resources Corp. *	119,104	11,176
		42,561

Retail - Consumer Staples – 0.3%

Ingles Markets, Inc., Class A	38,511	990

PriceSmart, Inc.	24,571	2,193

SpartanNash Co.	151,034	3,983

Village Super Market, Inc., Class A	42,693	1,056

Weis Markets, Inc.	29,675	1,291
		9,513

Retail - Discretionary – 2.8%

American Eagle Outfitters, Inc.	119,984	1,716

Barnes & Noble, Inc.	216,353	1,644

BMC Stock Holdings, Inc. *	282,396	6,029

Boot Barn Holdings, Inc. *	88,380	787

Caleres, Inc.	105,388	3,216

Children’s Place (The), Inc.	29,196	3,450

Citi Trends, Inc.	8,824	175

Ethan Allen Interiors, Inc.	370,954	12,019

Genesco, Inc. *	165,066	4,391

Group 1 Automotive, Inc.	273,997	19,854

Haverty Furniture Cos., Inc.	208,426	5,450

La-Z-Boy, Inc.	300,340	8,079

Office Depot, Inc.	2,484,829	11,281

Rush Enterprises, Inc., Class A *	268,873	12,446

Shoe Carnival, Inc.	273,131	6,113

Sonic Automotive, Inc., Class A	453,792	9,257
		105,907

Semiconductors – 1.1%

Amkor Technology, Inc. *	881,593	9,301

Cavium, Inc. *	27,963	1,844

Cirrus Logic, Inc. *	66,979	3,571

Cohu, Inc.	14,539	347

Diodes, Inc. *	133,664	4,000

FormFactor, Inc. *	100,355	1,691

II-VI, Inc. *	70,951	2,920

IXYS Corp. *	27,455	651

Photronics, Inc. *	524,680	4,643

Power Integrations, Inc.	38,985	2,854

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Semiconductors – 1.1% – continued

Semtech Corp. *	55,322	$2,077

Vishay Intertechnology, Inc.	206,683	3,886

Xcerra Corp. *	225,901	2,225

Xperi Corp.	61,591	1,558
		41,568

Software – 0.6%

Acxiom Corp. *	306,989	7,564

Blackbaud, Inc.	33,454	2,937

Digi International, Inc. *	112,030	1,188

Donnelley Financial Solutions, Inc. *	1,595	35

Ebix, Inc.	62,685	4,090

KeyW Holding (The) Corp. *	208,926	1,590

Progress Software Corp.	156,728	5,982

Sapiens International Corp. N.V. *	25,852	341
		23,727

Specialty Finance – 2.5%

Air Lease Corp.	319,623	13,622

Aircastle Ltd.	805,800	17,961

Encore Capital Group, Inc. *	156,458	6,931

First American Financial Corp.	150,840	7,538

GATX Corp.	171,774	10,575

Marlin Business Services Corp.	18,758	539

Meta Financial Group, Inc.	6,486	509

MGIC Investment Corp. *	1,193,986	14,961

Nelnet, Inc., Class A	380,437	19,212

Ocwen Financial Corp. *	470,695	1,619

World Acceptance Corp. *	22,805	1,890
		95,357

Technology Services – 2.2%

CACI International, Inc., Class A *	183,802	25,613

Convergys Corp.	979,083	25,348

CSG Systems International, Inc.	35,930	1,441

Cubic Corp.	145,533	7,422

ICF International, Inc. *	73,788	3,981

ManTech International Corp., Class A	193,701	8,552

Perficient, Inc. *	189,839	3,734

Sykes Enterprises, Inc. *	139,334	4,063

TeleTech Holdings, Inc.	26,883	1,122

Virtusa Corp. *	127,127	4,803
		86,079

Telecom – 0.6%

ATN International, Inc.	9,333	492

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Telecom – 0.6% – continued

DigitalGlobe, Inc. *	220,368	$7,768

IDT Corp., Class B	26,618	375

Intelsat S.A. *	63,686	299

Iridium Communications, Inc. *	611,036	6,294

Lumos Networks Corp.. *	12,728	228

Shenandoah Telecommunications Co.	58,591	2,179

Telephone & Data Systems, Inc.	237,545	6,625
		24,260

Transportation & Logistics – 2.3%

ArcBest Corp.	83,273	2,785

Ardmore Shipping Corp. *	265,172	2,188

DHT Holdings, Inc.	297,320	1,183

Dorian LPG Ltd. *	92,585	631

Echo Global Logistics, Inc. *	122,972	2,318

Frontline Ltd.	828,718	5,005

Gener8 Maritime, Inc. *	115,185	520

Marten Transport Ltd.	171,818	3,531

Mobile Mini, Inc.	599,942	20,668

Navigator Holdings Ltd. *	238,573	2,648

Navios Maritime Acquisition Corp.	900,824	1,099

Nordic American Offshore Ltd.	34,238	48

Nordic American Tankers Ltd.	835,425	4,461

Roadrunner Transportation Systems, Inc. *	98,850	942

Saia, Inc. *	221,332	13,866

Scorpio Tankers, Inc.	96,958	333

SEACOR Marine Holdings, Inc. *	60,383	944

Ship Finance International Ltd.	1,311,764	19,021

Teekay Corp.	219,557	1,961

Teekay Tankers Ltd., Class A	1,031,250	1,671

Tsakos Energy Navigation Ltd.	453,832	2,038

Universal Logistics Holdings, Inc.	19,258	394
		88,255

Transportation Equipment – 0.3%

American Railcar Industries, Inc.	117,935	4,552

Greenbrier (The) Cos., Inc.	166,184	8,002
		12,554

Utilities – 6.8%

ALLETE, Inc.	314,326	24,294

Avista Corp.	542,505	28,085

El Paso Electric Co.	380,008	20,995

IDACORP, Inc.	337,548	29,681

NorthWestern Corp.	290,161	16,522

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.2% – continued

Utilities – 6.8% – continued

NRG Yield, Inc., Class A	110,592	$2,098

ONE Gas, Inc.	218,681	16,104

Otter Tail Corp.	225,166	9,761

PNM Resources, Inc.	482,075	19,428

Portland General Electric Co.	379,881	17,338

SJW Group	9,722	550

South Jersey Industries, Inc.	329,421	11,375

Southwest Gas Holdings, Inc.	333,378	25,877

Spire, Inc.	186,153	13,896

WGL Holdings, Inc.	271,598	22,868
		258,872

Waste & Environment Services & Equipment – 0.5%

Cantel Medical Corp.	157,502	14,832

Tetra Tech, Inc.	128,592	5,986
		20,818
Total Common Stocks
(Cost $2,550,943)		3,728,540

MASTER LIMITED PARTNERSHIPS – 0.2%

Asset Management – 0.2%

Compass Diversified Holdings	404,820	7,186
Total Master Limited Partnerships
(Cost $5,477)		7,186

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	2,100	–

Escrow Gerber Scientific, Inc. *	264,734	–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (2)(3)	85,347,053	85,347
Total Investment Companies
(Cost $85,347)		85,347

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 1.08%, 2/1/18 (4)(5)	$11,909	$11,866
Total Short-Term Investments
(Cost $11,866)		11,866

Total Investments – 99.9%
(Cost $2,653,633)		3,832,939

Other Assets less Liabilities – 0.1%		4,662
NET ASSETS – 100.0%		$3,837,601

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	1,124	$83,901	Long	12/17	$3,590
E-Mini S&P 500	130	16,354	Long	12/17	268

Total					$3,858

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.3%
Consumer Staples	2.8
Energy	5.9
Financials	29.8
Health Care	6.1
Industrials	13.9
Information Technology	10.3
Materials	5.2
Real Estate	9.4
Telecommunication Services	0.4
Utilities	6.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Real Estate Investment Trusts	$374,315	$254	$–	$374,569
All Other Industries (1)	3,353,971	–	–	3,353,971
Total Common Stocks	3,728,286	254	–	3,728,540

Master Limited Partnerships (1)	7,186	–	–	7,186
Investment Companies	85,347	–	–	85,347
Short-Term Investments	–	11,866	–	11,866
Total Investments	$3,820,819	$12,120	$–	$3,832,939

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,858	$–	$–	$3,858

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2017, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Income Equity	Long	Liquidity
International Equity	Long	Liquidity
Large Cap Core	Long	Liquidity
Large Cap Value	Long	Liquidity
Small Cap Core	Long and Short	Liquidity
Small Cap Value	Long and Short	Liquidity

At September 30, 2017, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Income Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $130,000, $190,000, $150,000, $500,000 and $11,866,000, respectively. At September 30, 2017, the aggregate fair value of foreign currencies to cover margin requirements for open positions for the International Equity Fund was approximately $188,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security of

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2017.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees were less than $1,000 for the six months ended September 30, 2017 and for the fiscal year ended March 31, 2017 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 9—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Income Equity	Monthly
International Equity	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
International Equity	$(346)	$(2,042)	$2,388
Large Cap Core	–	2,299	(2,299)
Small Cap Core	3	(3)	–
Small Cap Value	(825)	825	–

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2017, the capital loss carryforwards for U.S. federal income tax purposes and their respective year of expiration were as follows:

Amounts in thousands	MARCH 31, 2018
International Equity	$130,517	*
Large Cap Core	9,392	*
Large Cap Value	60,877

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2018.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

During the fiscal year ended March 31, 2017, the International Equity, Large Cap Core and Large Cap Value Funds utilized approximately $10,882,000, $1,312,000 and $8,338,000, respectively, in capital loss carryforwards.

The International Equity and Large Cap Core Funds had approximately $28,523,000 and $2,299,000, respectively, of capital loss carryforwards expire during the fiscal year ended March 31, 2017.

There were no post-enactment losses for the fiscal year ended March 31, 2017.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Income Equity	$34	$617	$44,941
International Equity	775	–	11,980
Large Cap Core	1,742	1,062	13,985
Large Cap Value	612	–	5,991
Small Cap Core	1,761	2,734	134,478
Small Cap Value	9,293	78,847	1,211,856

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$4,902	$2,136
International Equity	2,400	–
Large Cap Core	2,521	–
Large Cap Value	1,400	–
Small Cap Core	3,266	209
Small Cap Value	36,489	44,975

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$5,770	$8,579
International Equity	3,400	–
Large Cap Core	2,783	–
Large Cap Value	1,545	–
Small Cap Core	1,903	8,668
Small Cap Value	35,405	84,942

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2017, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed.

Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

$250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

During the six months ended September 30, 2017, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Large Cap Core	$100	2.23%
Large Cap Value	100	2.23

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
International Equity (1)	0.48%	0.50%
Large Cap Core	0.44%	0.45%

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Large Cap Value (2)	0.53%	0.55%
Small Cap Core (3)	0.63%	0.65%
Small Cap Value	0.95%	1.00%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Income Equity	0.95%	0.922%	0.894%	1.00%

(1)	Prior to July 31, 2017, the International Equity Fund’s contractual management fee rate was 1.00% on the first $1 billion, 0.97% on the next $1 billion and 0.941% over $2 billion of the Fund’s average daily net assets.

(2)	Prior to July 31, 2017, the Large Cap Value Fund’s contractual management fee rate was 0.83% on the first $1 billion, 0.805% on the next $1 billion and 0.781% over $2 billion of the Fund’s average daily net assets.

(3)	Prior to July 31, 2017, the Small Cap Core Fund’s contractual management fee rate was 0.74% of the Fund’s average daily net assets.

The contractual reimbursement arrangements are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. IN-KIND REDEMPTIONS

Certain investors in the Small Cap Value Fund elected to receive securities rather than cash for their redemptions. These investors received readily marketable securities that were valued on the redemption date using the same method employed in calculating the Fund’s NAV per share. For the six months ended September 30, 2017, the Small Cap Value Fund had in-kind redemptions of approximately $42,795,000. The redemption amounts are included in Net increase (decrease) in net assets resulting from capital share transactions on the Statements of Changes in Net Assets. Net gains of approximately $2,849,000 on the securities resulting from such in-kind redemptions are included in Net realized gains (losses) on investments in the Statements of Operations.

For financial reporting purposes, these transactions are treated as sales of securities and the resulting gains and losses are recognized based on the market value of the securities on the date of the redemption. For tax purposes, no gains or losses are recognized.

7. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2017, the uninvested cash of the Funds is invested in the Northern Institutional Funds Government Assets Portfolio (the Portfolio ). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2017, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

8. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Income Equity	$–	$32,295	$–	$48,675
International Equity	–	81,904	–	31,800
Large Cap Core	–	65,109	–	75,891
Large Cap Value	–	13,631	–	18,202
Small Cap Core	–	18,634	–	72,016
Small Cap Value	–	565,239	–	570,835

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REITs and PFICs.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Income Equity	$51,431	$(4,660)	$46,771	$180,716
International Equity	28,794	(1,741)	27,053	192,870
Large Cap Core	33,276	(2,556)	30,720	207,565
Large Cap Value	11,151	(4,005)	7,146	83,972
Small Cap Core	160,115	(14,719)	145,396	332,305
Small Cap Value	1,226,696	(58,925)	1,167,771	2,669,026

9. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	500		$6,831		114	$1,559	(1,824)	$(24,929)	(1,210)	$(16,539)
International Equity	5,875		56,671		–	–	(700)	(6,780)	5,175	49,891
Large Cap Core	6,684	*	117,586	*	66	1,165	(1,003)	(17,511)	5,747	101,240
Large Cap Value	143		2,179		–	–	(541)	(8,281)	(398)	(6,102)
Small Cap Core	1,122		27,466		–	–	(3,127)	(76,330)	(2,005)	(48,864)
Small Cap Value	13,234		316,354		–	–	(19,071)	(457,053)	(5,837)	(140,699)

*	Numbers include assets received in connection with fund reorganization of approximately 6,394,000 in shares sold and $112,529,000 in proceeds from shares sold. For further information on the reorganization, see Note 15.

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	2,096	$26,683	415	$5,326	(4,894)	$(62,097)	(2,383)	$(30,088)
International Equity	2,213	18,556	60	510	(4,047)	(34,243)	(1,774)	(15,177)
Large Cap Core	724	11,280	116	1,853	(2,901)	(45,907)	(2,061)	(32,774)
Large Cap Value	699	9,789	69	1,036	(1,478)	(21,083)	(710)	(10,258)
Small Cap Core	10,921	228,033	72	1,698	(6,609)	(147,268)	4,384	82,463
Small Cap Value	48,142	1,087,106	3,251	78,714	(41,100)	(918,339)	10,293	247,481

10 . INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Income Equity	Northern Institutional Funds – Government Assets Portfolio	$2,505	$17,352	$17,262	$–	$–	$6	$2,595	2,595

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
International Equity	Northern Institutional Funds – Government Assets Portfolio	$526	$47,395	$47,322	$–	$–	$10	$599	599
Large Cap Core	Northern Institutional Funds – Government Assets Portfolio	1,425	9,503	9,552	–	–	3	1,376	1,376
Large Cap Value	Northern Institutional Funds – Government Assets Portfolio	1,135	5,193	5,624	–	–	2	704	704
Small Cap Core	Northern Institutional Funds – Government Assets Portfolio	3,075	29,458	22,444	–	–	18	10,089	10,089
Small Cap Value	Northern Institutional Funds – Government Assets Portfolio	238,728	158,466	311,847	–	–	362	85,347	85,347

11. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2017:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Income Equity	Equity contracts	Net Assets – Net unrealized appreciation	$13	*	Net Assets – Net unrealized depreciation	$–
					Outstanding options written, at value	(60)
International Equity	Equity contracts	Net Assets – Net unrealized appreciation	125	*	Net Assets – Net unrealized depreciation	(10	)*
Large Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	16	*	Net Assets – Net unrealized depreciation	–
Large Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	17	*	Net Assets – Net unrealized depreciation	–
Small Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	515	*	Net Assets – Net unrealized depreciation	–
Small Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	3,858	*	Net Assets – Net unrealized depreciation	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2017:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$40
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	68

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	$44
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	40
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	120
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	5,497

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$19
		Net change in unrealized appreciation (depreciation) on written options	(21)
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	107
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	14
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	17
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	460
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,405

Volume of derivative activity for the six months ended September 30, 2017*:

	FUTURES EQUITY CONTRACTS		WRITTEN OPTIONS EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Income Equity	16	$1,224	4	$1,365
International Equity	213	322	—	—
Large Cap Core	28	407	—	—
Large Cap Value	18	346	—	—
Small Cap Core	36	1,371	—	—
Small Cap Value	48	8,136	—	—

*	Activity for the period is measured by number of trades during the period and average notional amount for futures and written option equity contracts.

**	Amounts in thousands.

12. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

13. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit and named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which was granted by the District Court. The District Court’s order dismissing the actions by the individual creditor was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions have filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court, which Petition remains pending. The motion to dismiss the Committee Action was also granted by the District Court. It is expected that the Plaintiff in the Committee Action will seek appellate review in the Second Circuit Court of Appeals.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

14. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

15. REORGANIZATION

On May 17, 2017, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of Large Cap Equity Fund of Northern Funds listed in the table below (the “Acquired Fund”) into Large Cap Core Fund of Northern Funds as set forth below under the heading Acquiring Fund (the “Acquiring Fund”). Pursuant to the Plan, all of the assets of the Acquired Fund were transferred to the Acquiring Fund, as shown in the table below, in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the current and future liabilities of the Acquired Fund. The cost basis of the investments received from the Acquired Fund was carried forward to the Acquiring Fund for U.S. GAAP and tax purposes. Immediately following the reorganization, holders of shares of the Acquired Fund held shares of the Acquiring Fund having aggregate net asset value equal to the aggregate net asset value of the shares held in the Acquired Fund immediately prior to the reorganization. The reorganization was accomplished by a tax-free exchange of shares and was completed on July 21, 2017 as set forth in the table.

	ACQUIRED FUND	ACQUIRING FUND
	LARGE CAP EQUITY	LARGE CAP CORE
Exchange Ratio	0.9405	N/A
Shares before the Reorganization	6,798	6,394
Acquired Fund’s Unrealized Appreciation	11,492	N/A
Net Assets before the Reorganization	112,529	127,231
Aggregated Net Assets immediately after the Reorganization	N/A	239,760

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EQUITY FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Assuming the reorganization had been completed on April 1, 2017, the beginning of the annual reporting period of the Acquiring Fund, Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2017 are as follows:

Amounts in thousands	NET INVESTMENT INCOME	NET REALIZED GAINS AND NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Large Cap Core	$1,936	$14,620	$16,556

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since July 21, 2017.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2017 - 9/30/2017 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 64), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 68), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	1.01%	$1,000.00	$1,073.20	$5.25
Hypothetical	1.01%	$1,000.00	$1,020.00	$5.11

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.51%	$1,000.00	$1,119.20	$2.71
Hypothetical	0.51%	$1,000.00	$1,022.51	$2.59

LARGE CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.46%	$1,000.00	$1,069.00	$2.39
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.58%	$1,000.00	$1,038.10	$2.96
Hypothetical	0.58%	$1,000.00	$1,022.16	$2.94

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.65%	$1,000.00	$1,079.10	$3.39
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	1.00%	$1,000.00	$1,055.40	$5.15
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust including the reviews of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent years, including in the area of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparation with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees also considered the Funds’ three-year performance versus net expenses as compared to their Broadridge peer groups. Among other performance data considered, the Trustees noted that:

The Income Equity Fund underperformed its Broadridge performance universe average for the one- and five-year periods and outperformed for the three-year period ended January 31, 2017; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2017.

The International Equity Fund outperformed its Broadridge performance universe average for the one- and five-year periods and underperformed for the three-year period ended January 31, 2017; and outperformed against its benchmark for the one-year period and underperformed against its benchmark for the three- and five-year periods ended March 31, 2017.

The Large Cap Core Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017; and underperformed its benchmark for the one-, three-, and five-year periods ended March 31, 2017.

The Large Cap Value Fund outperformed its Broadridge performance universe average for the one- and three-year periods and underperformed for the five-year period ended January 31, 2017; and outperformed against its benchmark for the one-year period and underperformed against its benchmark for the three- and five-year periods ended March 31, 2017.

The Small Cap Core Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017; and underperformed against its benchmark for the one-year period and outperformed against its benchmark for the three- and five-year periods ended March 31, 2017.

The Small Cap Value Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017; and underperformed against its benchmark for the one-year period and outperformed against its benchmark for the three- and five-year periods ended March 31, 2017.

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EQUITY FUNDS

The Trustees took into account management’s discussion of the Funds’ performance, including relative to their benchmarks and peers. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address any performance issues. The Trustees noted the change in investment strategy with respect to certain of the Funds and also took into account management’s discussion of proposed plans with respect to certain of the other Funds. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Funds’ net management fees (with the exception of the Income Equity Fund) were below their respective Broadridge peer group medians. The Trustees considered that the total expense ratios after reimbursement of expenses for each of the Funds (with the exception of the Income Equity Fund) were below their respective Broadridge category objective median and their respective expense peer group. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had reimbursed expenses for each of the Funds. The Trustees took into account the previous expense cap reductions with respect to certain Funds and the management fee reductions for the International Equity, Small Cap Core and Large Cap Value Funds, which were being proposed at the Annual Contract Meeting. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees took into account that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives

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EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern with respect to the Funds, if any, was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that once the approvals made at the Annual Contract Meeting were implemented, all of the Funds, other than the Income Equity Fund, would have a quantitative strategy with no breakpoints in the management fee structure. The Trustees determined that breakpoints were not necessary with the respect to those Funds at this time. The Trustees took into account the current level of assets of the Funds and also that the Funds’ net management fees (with the exception of the Income Equity Fund) were below the median of their respective expense peer groups. The Trustees also noted that the total expenses of all of the Funds after reimbursements were below the objective median of their respective Broadridge categories.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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EQUITY FUNDS

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EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

30	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

40	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbol: NSRIX

54	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

69	MID CAP INDEX FUND
Ticker Symbol: NOMIX

76	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

103	STOCK INDEX FUND
Ticker Symbol: NOSIX

111	NOTES TO THE FINANCIAL STATEMENTS

124	FUND EXPENSES

126	APPROVAL OF MANAGEMENT AGREEMENT

132	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$2,731,562	$1,838,272
Investments in affiliates, at value	39,807	2,379
Cash held at broker (restricted $1,579, $529 and $135, respectively)	2,300	529
Foreign currencies held at broker, at value (restricted $452, $108 and $5,420, respectively)	–	871 (1)
Foreign currencies, at value (cost $12,930, $4,104, $1,146 and $30,833, respectively)	12,971	4,107
Dividend income receivable	3,095	5,978
Receivable for foreign tax reclaimable	282	536
Receivable for securities sold	38	10,511
Receivable for variation margin on futures contracts	471	36
Receivable for fund shares sold	2,502	497
Receivable from investment adviser	17	7
Unrealized appreciation on forward foreign currency exchange contracts	26	8
Prepaid and other assets	25	18
Total Assets	2,793,096	1,863,749
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	–	20
Payable for securities purchased	19,098	416
Payable for variation margin on futures contracts	–	2
Payable for fund shares redeemed	227	1,159
Payable to affiliates:
Management fees	95	122
Custody fees	45	32
Shareholder servicing fees	–	5
Transfer agent fees	7	5
Trustee fees	7	6
Accrued other liabilities	68	35
Total Liabilities	19,547	1,802
Net Assets	$2,773,549	$1,861,947
ANALYSIS OF NET ASSETS:
Capital stock	$2,487,672	$2,045,665
Accumulated undistributed net investment income (loss)	25,434	(31,542)
Accumulated undistributed net realized gain (loss)	(414,378)	(590,420)
Net unrealized appreciation	674,821	438,244
Net Assets	$2,773,549	$1,861,947
Shares Outstanding ($.0001 par value, unlimited authorization)	226,732	176,159
Net Asset Value, Redemption and Offering Price Per Share	$12.23	$10.57
Investments, at cost	$2,056,578	$1,400,401
Investments in affiliates, at cost	39,807	2,379

(1)	Costs associated with foreign currencies held at broker are $864, $642 and $7,451, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$336,038		$5,614,017		$2,243,325	$1,220,770	$8,084,873
7,970		45,271		46,463	12,497	176,462
345		12		–	–	–
652	(1)	7,468	(1)	–	–	–
1,162		31,641		–	–	–
540		13,804		2,182	1,159	7,807
300		12,573		–	–	–
44		987		1,737	486	–
29		558		55	3	609
293		2,248		509	284	1,600
2		42		9	5	28
2		31		–	–	–
4		46		76	51	95
347,381		5,728,698		2,294,356	1,235,255	8,271,474

22		564		–	–	–
4,698		10,661		14,822	194	–
7		70		6	–	–
364		550		745	314	1,280

10		168		48	26	108
8		90		4	2	14
2		–		1	4	–
1		14		5	3	20
3		16		6	7	24
26		34		40	22	49
5,141		12,167		15,677	572	1,495
$342,240		$5,716,531		$2,278,679	$1,234,683	$8,269,979

$252,075		$5,112,975		$1,632,524	$780,499	$4,364,038
4,963		97,274		21,025	9,292	4,927
1,357		(652,197)		117,770	49,903	13,290
83,845		1,158,479		507,360	394,989	3,887,724
$342,240		$5,716,531		$2,278,679	$1,234,683	$8,269,979
24,934		448,674		116,573	87,952	272,698
$13.73		$12.74		$19.55	$14.04	$30.33
$252,464		$4,458,387		$1,737,742	$826,666	$4,203,307
7,857		45,271		46,463	12,497	173,441

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$40,952 (1)	$36,723 (1)
Non-cash dividend income	169	1,520
Dividend income from investments in affiliates	83	40
Interest income	30	24
Total Investment Income	41,234	38,307
EXPENSES:
Management fees	2,658	3,837
Custody fees	1,157	881
Transfer agent fees	190	144
Registration fees	15	16
Printing fees	17	17
Professional fees	35	35
Shareholder servicing fees	124	65
Trustee fees	14	15
Interest expense	12	–
Other	30	18
Total Expenses	4,252	5,028
Less expenses reimbursed by investment adviser	(422)	(211)
Net Expenses	3,830	4,817
Net Investment Income	37,404	33,490
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments (Note 6)	(7,393)	(5,273)
Futures contracts	5,573	604
Foreign currency transactions	23	793
Forward foreign currency exchange contracts	(160)	88
Net changes in unrealized appreciation (depreciation) on:
Investments	302,700	96,871
Investments in affiliates	–	–
Futures contracts	(989)	258
Foreign currency translations	(367)	(53)
Forward foreign currency exchange contracts	196	(83)
Net Gains	299,583	93,205
Net Increase in Net Assets Resulting from Operations	$336,987	$126,695

(1)	Net of $5,391, $1,739, $221, and $7,660, respectively, in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$4,072 (1)	$81,845 (1)	$17,004	$7,852	$80,852
179	7,062	–	3	–
26	136	141	65	477
–	–	20	9	34
4,277	89,043	17,165	7,929	81,363

287	4,605	1,425	762	3,114
161	2,320	116	66	396
24	384	164	88	584
16	25	18	15	36
6	24	14	6	38
22	48	35	21	74
15	48	53	35	63
5	24	14	5	44
–	–	–	–	–
6	59	23	7	42
542	7,537	1,862	1,005	4,391
(56)	(1,067)	(189)	(119)	(436)
486	6,470	1,673	886	3,955
3,791	82,573	15,492	7,043	77,408

2,930	10,766	85,098	38,115	42,170
460	2,531	709	1,056	5,475
125	1,014	–	–	–
115	2,095	–	–	–
19,961	464,095	8,815	47,273	443,964
19	–	–	–	432
134	2,116	1,460	409	3,216
42	1,750	–	–	–
(44)	(829)	–	–	–
23,742	483,538	96,082	86,853	495,257
$27,533	$566,111	$111,574	$93,896	$572,665

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$37,404	$36,852	$33,490	$48,243
Net realized gains (losses) (Note 6)	(1,957)	(21,597)	(3,788)	(2,219)
Net change in unrealized appreciation	301,540	291,834	96,993	5,797
Net Increase in Net Assets Resulting from Operations	336,987	307,089	126,695	51,821
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	139,747	472,822	(135,888)	(3,557)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	139,747	472,822	(135,888)	(3,557)
DISTRIBUTIONS PAID:
From net investment income	–	(36,000)	(18,657)	(69,189)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(36,000)	(18,657)	(69,189)
Total Increase (Decrease) in Net Assets	476,734	743,911	(27,850)	(20,925)
NET ASSETS:
Beginning of period	2,296,815	1,552,904	1,889,797	1,910,722
End of period	$2,773,549	$2,296,815	$1,861,947	$1,889,797
Accumulated Undistributed Net Investment Income (Loss)	$25,434	$(11,970)	$(31,542)	$(46,375)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2017

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017

$3,791	$5,863	$82,573	$124,720	$15,492	$25,657	$7,043	$12,137	$77,408	$142,606
3,630	4,629	16,406	(95,296)	85,807	117,385	39,171	46,072	47,645	102,306
20,112	24,151	467,132	444,907	10,275	216,619	47,682	183,320	447,612	906,195
27,533	34,643	566,111	474,331	111,574	359,661	93,896	241,529	572,665	1,151,107

18,300	27,748	748,753	(186,469)	(8,858)	251,366	(42,770)	32,700	227,325	(426,849)
18,300	27,748	748,753	(186,469)	(8,858)	251,366	(42,770)	32,700	227,325	(426,849)

–	(5,800)	–	(127,449)	–	(26,000)	–	(11,700)	(74,590)	(140,493)
–	(3,044)	–	–	–	(98,783)	–	(32,856)	–	(51,017)
–	(8,844)	–	(127,449)	–	(124,783)	–	(44,556)	(74,590)	(191,510)
45,833	53,547	1,314,864	160,413	102,716	486,244	51,126	229,673	725,400	532,748

296,407	242,860	4,401,667	4,241,254	2,175,963	1,689,719	1,183,557	953,884	7,544,579	7,011,831
$342,240	$296,407	$5,716,531	$4,401,667	$2,278,679	$2,175,963	$1,234,683	$1,183,557	$8,269,979	$7,544,579
$4,963	$1,172	$97,274	$14,701	$21,025	$5,533	$9,292	$2,249	$4,927	$2,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.68	$9.28	$10.86	$11.16	$11.58	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.20	0.22	0.26	0.25	0.23
Net realized and unrealized gains (losses)	1.38	1.38	(1.58)	(0.27)	(0.44)	(0.03)
Total from Investment Operations	1.55	1.58	(1.36)	(0.01)	(0.19)	0.20
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.18)	(0.22)	(0.29)	(0.23)	(0.27)
Total Distributions Paid	–	(0.18)	(0.22)	(0.29)	(0.23)	(0.27)
Net Asset Value, End of Period	$12.23	$10.68	$9.28	$10.86	$11.16	$11.58
Total Return(2)	14.51%	17.30%	(12.38)%	0.00%	(1.66)%	1.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,773,549	$2,296,815	$1,552,904	$1,718,336	$1,936,530	$2,144,269
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.34%	0.35%	0.35%	0.44%	0.72%	0.73%
Net investment income, net of reimbursements and credits(4)	2.96%	1.95%	2.36%	2.30%	2.25%	2.08%
Net investment income, before reimbursements and credits	2.92%	1.90%	2.31%	2.16%	1.83%	1.65%
Portfolio Turnover Rate	15.32%	30.14%	34.20%	23.08%	32.31%	26.98%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $32,000, $15,000, $3,000, $5,000 and $12,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$9.99	$10.08	$10.41	$9.39	$9.70	$8.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.25	0.27	0.32	0.22	0.24
Net realized and unrealized gains (losses)	0.51	0.02	(0.31)	0.96	(0.23)	1.40
Total from Investment Operations	0.68	0.27	(0.04)	1.28	(0.01)	1.64
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.10)	(0.36)	(0.29)	(0.26)	(0.30)	(0.32)
Total Distributions Paid	(0.10)	(0.36)	(0.29)	(0.26)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.57	$9.99	$10.08	$10.41	$9.39	$9.70
Total Return(2)	6.85%	2.81%	(0.25)%	13.82%	0.03%	20.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,861,947	$1,889,797	$1,910,722	$1,788,089	$1,388,286	$1,349,263
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before reimbursements and credits	0.52%	0.53%	0.53%	0.57%	0.73%	0.73%
Net investment income, net of reimbursements and credits(4)	3.49%	2.52%	2.59%	2.98%	2.32%	2.52%
Net investment income, before reimbursements and credits	3.47%	2.49%	2.56%	2.91%	2.09%	2.29%
Portfolio Turnover Rate	3.15%	5.96%	8.55%	5.98%	9.14%	7.75%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $24,000, $28,000, $4,000, $12,000 and $33,000, which represent less than 0.01 percent of net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$12.59	$11.47	$12.29	$11.87	$10.20	$9.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.27	0.24	0.22	0.29	0.24
Net realized and unrealized gains (losses)	0.99	1.26	(0.63)	0.47	1.59	0.94
Total from Investment Operations	1.14	1.53	(0.39)	0.69	1.88	1.18
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.27)	(0.22)	(0.27)	(0.21)	(0.24)
From net realized gains	–	(0.14)	(0.21)	–	–	–
Total Distributions Paid	–	(0.41)	(0.43)	(0.27)	(0.21)	(0.24)
Net Asset Value, End of Period	$13.73	$12.59	$11.47	$12.29	$11.87	$10.20
Total Return(2)	9.05%	13.55%	(3.11)%	5.82%	18.38%	13.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$342,240	$296,407	$242,860	$220,201	$177,675	$134,737
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.31%	0.31%	0.31%	0.30%	0.30%
Expenses, before reimbursements and credits	0.34%	0.36%	0.37%	0.47%	0.83%	0.87%
Net investment income, net of reimbursements and credits(4)	2.38%	2.19%	2.13%	2.02%	2.70%	2.43%
Net investment income, before reimbursements and credits	2.34%	2.14%	2.07%	1.86%	2.17%	1.86%
Portfolio Turnover Rate	5.25%	19.30%	16.97%	5.99%	12.32%	19.17%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $7,000, $4,000, $1,000, $1,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$11.39	$10.49	$11.78	$12.41	$10.78	$9.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.33	0.29	0.39	0.33	0.25
Net realized and unrealized gains (losses) (Note 6)	1.17 (1)	0.91	(1.29)	(0.57)	1.54	0.83
Total from Investment Operations	1.35	1.24	(1.00)	(0.18)	1.87	1.08
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.34)	(0.29)	(0.45)	(0.24)	(0.26)
Total Distributions Paid	–	(0.34)	(0.29)	(0.45)	(0.24)	(0.26)
Net Asset Value, End of Period	$12.74	$11.39	$10.49	$11.78	$12.41	$10.78
Total Return(3)	11.85%	12.07%	(8.50)%	(1.30)%	17.32%	11.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,716,531	$4,401,667	$4,241,254	$4,244,015	$4,608,961	$2,465,305
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.25%	0.25%	0.25%	0.26%	0.25%	0.25%
Expenses, before reimbursements and credits	0.29%	0.30%	0.29%	0.39%	0.61%	0.62%
Net investment income, net of reimbursements and credits(5)	3.23%	2.98%	2.76%	2.91%	3.53%	2.97%
Net investment income, before reimbursements and credits	3.19%	2.93%	2.72%	2.78%	3.17%	2.60%
Portfolio Turnover Rate	16.77%	28.03%	30.80%	48.57%	40.72%	25.01%

(1)	The Fund received reimbursements from NTI of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $24,000, $32,000, $19,000, $6,000, $30,000 and $14,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017, and less than 0.005 for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$18.59	$16.39	$18.43	$17.40	$14.96	$13.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.23	0.23	0.21	0.20	0.18
Net realized and unrealized gains (losses)	0.83	3.12	(0.97)	1.81	2.91	2.07
Total from Investment Operations	0.96	3.35	(0.74)	2.02	3.11	2.25
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.24)	(0.23)	(0.21)	(0.17)	(0.17)
From net realized gains	–	(0.91)	(1.07)	(0.78)	(0.50)	(0.30)
Total Distributions Paid	–	(1.15)	(1.30)	(0.99)	(0.67)	(0.47)
Net Asset Value, End of Period	$19.55	$18.59	$16.39	$18.43	$17.40	$14.96
Total Return(1)	5.16%	20.71%	(3.71)%	11.98%	21.11%	17.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,278,679	$2,175,963	$1,689,719	$1,664,307	$1,316,168	$980,340
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.18%	0.18%	0.26%	0.50%	0.51%
Net investment income, net of reimbursements and credits(3)	1.42%	1.35%	1.38%	1.27%	1.29%	1.47%
Net investment income, before reimbursements and credits	1.40%	1.32%	1.35%	1.16%	0.94%	1.11%
Portfolio Turnover Rate	11.38%	19.71%	20.43%	17.87%	12.72%	9.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $87,000, $38,000, $8,000, $20,000 and $29,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and for the fiscal year ended March 31, 2017, and less than 0.005 percent of average net asset for each of the fiscal years ended March 31, 2016, 2015, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$12.97	$10.70	$12.67	$12.38	$10.41	$9.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.14	0.13	0.13	0.12	0.13
Net realized and unrealized gains (losses)	0.99	2.64	(1.37)	0.82	2.43	1.33
Total from Investment Operations	1.07	2.78	(1.24)	0.95	2.55	1.46
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.13)	(0.14)	(0.13)	(0.10)	(0.15)
From net realized gains	–	(0.38)	(0.59)	(0.53)	(0.48)	(0.06)
Total Distributions Paid	–	(0.51)	(0.73)	(0.66)	(0.58)	(0.21)
Net Asset Value, End of Period	$14.04	$12.97	$10.70	$12.67	$12.38	$10.41
Total Return(1)	8.25%	26.11%	(9.91)%	8.02%	24.77%	16.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,234,683	$1,183,557	$953,884	$1,055,543	$985,665	$763,112
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.18%	0.18%	0.26%	0.51%	0.52%
Net investment income, net of reimbursements and credits(3)	1.20%	1.16%	1.13%	1.14%	1.06%	1.60%
Net investment income, before reimbursements and credits	1.18%	1.13%	1.10%	1.03%	0.70%	1.23%
Portfolio Turnover Rate	10.55%	19.37%	18.80%	17.34%	15.62%	13.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $28,000, $22,000, $5,000, 15,000 and $24,000 , which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$28.44	$24.94	$25.41	$23.17	$19.47	$17.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.53	0.54	0.46	0.43	0.37
Net realized and unrealized gains (losses)	1.88	3.68	(0.13)	2.45	3.76	2.01
Total from Investment Operations	2.17	4.21	0.41	2.91	4.19	2.38
LESS DISTRIBUTIONS PAID:
From net investment income	(0.28)	(0.52)	(0.55)	(0.46)	(0.42)	(0.37)
From net realized gains	–	(0.19)	(0.33)	(0.21)	(0.07)	–
Total Distributions Paid	(0.28)	(0.71)	(0.88)	(0.67)	(0.49)	(0.37)
Net Asset Value, End of Period	$30.33	$28.44	$24.94	$25.41	$23.17	$19.47
Total Return(1)	7.66%	17.06%	1.70%	12.59%	21.73%	13.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,269,979	$7,544,579	$7,011,831	$6,969,686	$5,635,985	$4,830,786
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses, before reimbursements and credits	0.11%	0.11%	0.11%	0.18%	0.38%	0.38%
Net investment income, net of reimbursements and credits(3)	1.99%	1.98%	2.14%	1.89%	1.96%	2.17%
Net investment income, before reimbursements and credits	1.98%	1.97%	2.13%	1.81%	1.68%	1.89%
Portfolio Turnover Rate	3.46%	3.88%	5.46%	3.03%	8.16%	7.38%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $75,000, $61,000, $72,000, $35,000, $71,000 and $121,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1)

Brazil – 4.7%

Ambev S.A.	2,249,960	$14,947

Ambev S.A. ADR	301,954	1,990

B3 S.A. – Brasil Bolsa Balcao *	1,114,482	8,400

Banco Bradesco S.A. *	495,749	5,236

Banco do Brasil S.A. *	465,044	5,132

Banco Santander Brasil S.A.	197,136	1,722

Banco Santander Brasil S.A. ADR	28,083	245

BB Seguridade Participacoes S.A.	378,201	3,403

BR Malls Participacoes S.A.	450,390	2,014

BRF S.A. *	242,320	3,504

CCR S.A.	658,100	3,699

Centrais Eletricas Brasileiras S.A. *	117,800	733

Cia de Saneamento Basico do Estado de Sao Paulo *	185,671	1,948

Cia Siderurgica Nacional S.A. *	339,890	1,030

Cielo S.A.	662,139	4,585

Cosan S.A. Industria e Comercio	89,347	1,019

CPFL Energia S.A.	138,921	1,195

Duratex S.A.	170,250	510

EDP – Energias do Brasil S.A. *	167,339	802

Embraer S.A.	362,062	2,050

Engie Brasil Energia S.A.	89,638	1,034

Equatorial Energia S.A.	107,614	2,085

Fibria Celulose S.A.	135,017	1,827

Hypermarcas S.A.	187,358	1,898

JBS S.A.	443,736	1,192

Klabin S.A.	319,441	1,868

Kroton Educacional S.A.	748,452	4,719

Localiza Rent a Car S.A. *	90,829	1,659

Lojas Americanas S.A. *	97,020	484

Lojas Renner S.A.	386,214	4,390

M Dias Branco S.A. *	53,700	848

Multiplan Empreendimentos Imobiliarios S.A. *	46,446	1,079

Natura Cosmeticos S.A.	91,214	901

Odontoprev S.A.	138,850	671

Petroleo Brasileiro S.A. *	1,459,978	7,339

Petroleo Brasileiro S.A. ADR *	76,267	766

Porto Seguro S.A. *	62,408	742

Qualicorp S.A.	124,400	1,474

Raia Drogasil S.A. *	123,907	2,933

Rumo S.A. *	435,700	1,662

Sul America S.A.	114,785	647

TIM Participacoes S.A.	456,936	1,675

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Brazil – 4.7% – continued

Transmissora Alianca de Energia Eletrica S.A.	96,000	$673

Ultrapar Participacoes S.A.	196,024	4,679

Vale S.A. *	1,554,367	15,734

Vale S.A. ADR *	84,210	848

WEG S.A.	303,880	2,059
		130,050

Chile – 1.1%

AES Gener S.A.	1,571,229	550

Aguas Andinas S.A., Class A	1,457,245	927

Banco de Chile	13,268,333	2,024

Banco de Credito e Inversiones	19,650	1,243

Banco Santander Chile	35,299,806	2,625

Banco Santander Chile ADR	1,400	42

Cencosud S.A.	768,420	2,349

Cia Cervecerias Unidas S.A.	78,626	1,059

Colbun S.A.	4,364,823	1,055

Empresa Nacional de Telecomunicaciones S.A.	80,136	829

Empresas CMPC S.A.	673,745	1,774

Empresas COPEC S.A.	247,780	3,244

Enel Americas S.A.	15,703,576	3,215

Enel Americas S.A. ADR	3,072	31

Enel Chile S.A.	10,602,675	1,293

Enel Chile S.A. ADR (New York Exchange)	3,072	18

Enel Generacion Chile S.A.	1,674,384	1,462

Enel Generacion Chile S.A. ADR	3,800	100

Itau CorpBanca	80,196,860	755

Latam Airlines Group S.A.	162,556	2,139

S.A.C.I. Falabella	397,856	3,880
		30,614

China – 25.1%

3SBio, Inc. *(2)	550,000	883

58.com, Inc. ADR *	49,133	3,102

AAC Technologies Holdings, Inc.	398,500	6,731

Agricultural Bank of China Ltd., Class H	14,134,367	6,356

Air China Ltd., Class H	980,705	815

Alibaba Group Holding Ltd. ADR *	615,792	106,353

Aluminum Corp. of China Ltd., Class H *	2,137,435	1,902

Anhui Conch Cement Co. Ltd., Class H	662,575	2,650

ANTA Sports Products Ltd.	581,432	2,439

Autohome, Inc. ADR *	28,219	1,695

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

China – 25.1% – continued

AviChina Industry & Technology Co. Ltd., Class H	1,123,313	$680

Baidu, Inc. ADR *	148,137	36,692

Bank of China Ltd., Class H	42,971,652	21,254

Bank of Communications Co. Ltd., Class H	4,743,117	3,470

Beijing Capital International Airport Co. Ltd., Class H	816,000	1,218

BYD Co. Ltd., Class H	344,199	3,212

CGN Power Co. Ltd., Class H (2)	5,728,000	1,587

China Cinda Asset Management Co. Ltd., Class H	4,746,000	1,760

China CITIC Bank Corp. Ltd., Class H	4,839,286	3,082

China Coal Energy Co. Ltd., Class H	1,068,232	506

China Communications Construction Co. Ltd., Class H	2,399,287	3,000

China Communications Services Corp. Ltd., Class H	1,263,035	652

China Conch Venture Holdings Ltd.	891,500	1,735

China Construction Bank Corp., Class H	45,517,693	37,927

China Everbright Bank Co. Ltd., Class H	1,466,000	679

China Everbright International Ltd.	1,352,000	1,702

China Evergrande Group *	1,764,411	6,187

China Galaxy Securities Co. Ltd., Class H	1,798,500	1,583

China Huarong Asset Management Co. Ltd., Class H (2)	3,400,000	1,527

China Huishan Dairy Holdings Co. Ltd. *	1,922,380	103

China Life Insurance Co. Ltd., Class H	4,023,544	12,047

China Longyuan Power Group Corp. Ltd., Class H	1,737,473	1,301

China Medical System Holdings Ltd.	679,000	1,188

China Mengniu Dairy Co. Ltd. *	1,487,870	4,178

China Merchants Bank Co. Ltd., Class H	2,110,933	7,448

China Minsheng Banking Corp. Ltd., Class H	2,970,712	2,731

China National Building Material Co. Ltd., Class H	1,566,000	1,088

China Oilfield Services Ltd., Class H	948,757	870

China Pacific Insurance Group Co. Ltd., Class H	1,425,337	6,163

China Petroleum & Chemical Corp., Class H	13,820,628	10,402

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

China – 25.1% – continued

China Railway Construction Corp. Ltd., Class H	1,067,500	$1,356

China Railway Group Ltd., Class H	2,193,827	1,819

China Shenhua Energy Co. Ltd., Class H	1,839,636	4,349

China Southern Airlines Co. Ltd., Class H	960,530	663

China Telecom Corp. Ltd., Class H	7,546,339	3,859

China Vanke Co. Ltd., Class H	640,572	2,110

Chongqing Changan Automobile Co. Ltd., Class B	482,200	639

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,343,434	854

CITIC Securities Co. Ltd., Class H	1,222,000	2,695

CNOOC Ltd.	9,681,433	12,526

Country Garden Holdings Co. Ltd.	2,885,303	4,626

CRRC Corp. Ltd., Class H	2,233,991	1,990

CSPC Pharmaceutical Group Ltd.	2,298,000	3,860

Ctrip.com International Ltd. ADR *	212,620	11,214

Dongfeng Motor Group Co. Ltd., Class H	1,459,169	1,934

ENN Energy Holdings Ltd.	410,279	2,983

Fosun International Ltd.	1,393,365	2,961

Fuyao Glass Industry Group Co. Ltd., Class H (2)	275,200	999

Geely Automobile Holdings Ltd.	2,653,641	7,513

GF Securities Co. Ltd., Class H	735,800	1,604

GOME Retail Holdings Ltd.	5,717,970	644

Great Wall Motor Co. Ltd., Class H	1,677,796	2,062

Guangzhou Automobile Group Co. Ltd., Class H	1,129,760	2,620

Guangzhou R&F Properties Co. Ltd., Class H	522,814	1,222

Haitian International Holdings Ltd.	340,000	980

Haitong Securities Co. Ltd., Class H	1,735,633	2,814

Hengan International Group Co. Ltd.	392,398	3,633

Huaneng Power International, Inc., Class H	2,306,501	1,423

Huaneng Renewables Corp. Ltd., Class H	2,616,357	867

Huatai Securities Co. Ltd., Class H (2)	885,200	1,967

Industrial & Commercial Bank of China Ltd., Class H	39,902,023	29,808

JD.com, Inc. ADR *	355,061	13,563

Jiangsu Expressway Co. Ltd., Class H	652,000	999

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

China – 25.1% – continued

Jiangxi Copper Co. Ltd., Class H	663,000	$1,048

Kingsoft Corp. Ltd.	426,903	999

Lenovo Group Ltd.	3,878,000	2,144

Longfor Properties Co. Ltd.	796,231	2,020

Minth Group Ltd.	370,000	1,942

Momo,Inc.ADR *	58,236	1,825

NetEase, Inc. ADR	42,611	11,241

New China Life Insurance Co. Ltd., Class H	419,352	2,378

New Oriental Education & Technology Group, Inc. ADR	72,522	6,401

People’s Insurance Co. Group of China (The) Ltd., Class H	3,762,535	1,689

PetroChina Co. Ltd., Class H	11,445,438	7,296

PICC Property & Casualty Co. Ltd., Class H	2,486,906	4,402

Ping An Insurance Group Co. of China Ltd., Class H	2,818,906	21,750

Semiconductor Manufacturing International Corp. *	1,524,000	1,705

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	980,116	697

Shanghai Electric Group Co. Ltd., Class H *	1,482,000	653

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	263,000	1,095

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	491,234	782

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	361,500	887

Shenzhou International Group Holdings Ltd.	407,000	3,204

Sihuan Pharmaceutical Holdings Group Ltd.	1,978,000	722

SINA Corp. *	30,733	3,524

Sino-Ocean Group Holding Ltd.	1,631,048	1,097

Sinopec Engineering Group Co. Ltd., Class H	649,000	573

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,930,005	1,149

Sinopharm Group Co. Ltd., Class H	639,514	2,823

SOHO China Ltd. *	1,146,778	657

Sunac China Holdings Ltd.	1,117,000	5,162

Sunny Optical Technology Group Co. Ltd.	385,625	6,188

TAL Education Group ADR	151,175	5,096

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

China – 25.1% – continued

Tencent Holdings Ltd.	3,075,668	$132,968

Tingyi Cayman Islands Holding Corp.	1,064,435	1,604

TravelSky Technology Ltd., Class H	507,000	1,322

Tsingtao Brewery Co. Ltd., Class H	189,767	728

Vipshop Holdings Ltd. ADR *	220,049	1,934

Want Want China Holdings Ltd.	2,724,870	1,915

Weibo Corp. ADR *	25,114	2,485

Weichai Power Co. Ltd., Class H	1,059,812	1,166

Yanzhou Coal Mining Co. Ltd., Class H	999,138	991

YY, Inc. ADR *	23,380	2,029

Zhejiang Expressway Co. Ltd., Class H	753,294	938

Zhuzhou CRRC Times Electric Co. Ltd., Class H	295,674	1,659

Zijin Mining Group Co. Ltd., Class H	3,154,162	1,079

ZTE Corp., Class H *	389,117	1,282
		695,303

Colombia – 0.3%

Bancolombia S.A.	124,625	1,378

Cementos Argos S.A.	255,760	1,017

Ecopetrol S.A.	2,589,433	1,235

Ecopetrol S.A. ADR	5,700	54

Grupo Argos S.A.	153,738	1,103

Grupo de Inversiones Suramericana S.A.	128,783	1,798

Interconexion Electrica S.A. ESP	211,443	985
		7,570

Czech Republic – 0.2%

CEZ A.S.	88,611	1,779

Komercni banka A.S.	41,376	1,809

Moneta Money Bank A.S. (2)	267,380	942

O2 Czech Republic A.S.	34,886	428
		4,958

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.	571,344	2,642

Egyptian Financial Group-Hermes Holding Co. S.A.E.	270,426	339

Global Telecom Holding S.A.E. *	1,082,289	394
		3,375

Greece – 0.3%

Alpha Bank A.E. *	753,345	1,493

Eurobank Ergasias S.A. *	1,000,059	884

FF Group *	18,664	406

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Greece – 0.3% – continued

Hellenic Telecommunications Organization S.A.	132,127	$1,598

JUMBO S.A.	53,700	888

National Bank of Greece S.A. *	2,975,273	1,013

OPAP S.A.	122,191	1,293

Piraeus Bank S.A. *	148,248	508

Titan Cement Co. S.A.	24,953	632
		8,715

Hong Kong – 3.6%

Alibaba Health Information Technology Ltd. *	1,784,000	896

Alibaba Pictures Group Ltd. *	6,900,000	1,104

Beijing Enterprises Holdings Ltd.	275,771	1,489

Beijing Enterprises Water Group Ltd. *	2,581,886	2,084

Brilliance China Automotive Holdings Ltd.	1,637,944	4,402

China Everbright Ltd.	507,110	1,167

China Gas Holdings Ltd.	931,495	2,805

China Jinmao Holdings Group Ltd.	2,025,791	1,023

China Merchants Port Holdings Co. Ltd.	704,931	2,182

China Mobile Ltd.	3,324,508	33,631

China Overseas Land & Investment Ltd.	2,077,695	6,775

China Power International Development Ltd.	1,796,000	591

China Resources Beer Holdings Co. Ltd.	870,948	2,362

China Resources Gas Group Ltd.	477,958	1,670

China Resources Land Ltd.	1,501,432	4,609

China Resources Power Holdings Co. Ltd.	1,033,735	1,867

China State Construction International Holdings Ltd.	1,099,600	1,604

China Taiping Insurance Holdings Co. Ltd.	866,104	2,327

China Unicom Hong Kong Ltd. *	3,242,494	4,536

CITIC Ltd.	3,161,803	4,674

COSCO SHIPPING Ports Ltd.	889,742	992

Far East Horizon Ltd.	1,082,000	1,018

Fullshare Holdings Ltd. *	3,740,000	1,628

GCL-Poly Energy Holdings Ltd. *	6,955,810	956

Guangdong Investment Ltd.	1,590,514	2,276

Haier Electronics Group Co. Ltd. *	683,000	1,671

Kunlun Energy Co. Ltd.	1,741,230	1,703

Nine Dragons Paper Holdings Ltd.	885,923	1,747

Shanghai Industrial Holdings Ltd.	273,043	829

Shimao Property Holdings Ltd.	642,903	1,407

	NUMBER OF SHARES	VALUE (000S)
COMMON STOC KS – 94.0% (1) – continued

Hong Kong – 3.6% – continued

Sino Biopharmaceutical Ltd.	2,408,000	$2,553

Sun Art Retail Group Ltd.	1,296,000	1,203
		99,781

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	198,016	2,253

OTP Bank PLC	128,930	4,838

Richter Gedeon Nyrt.	75,207	1,868
		8,959

India–8.2%

ACC Ltd.	24,076	611

Adani Ports & Special Economic Zone Ltd.	389,147	2,249

Ambuja Cements Ltd.	326,342	1,331

Apollo Hospitals Enterprise Ltd.	43,496	671

Ashok Leyland Ltd.	612,834	1,158

Asian Paints Ltd.	154,208	2,673

Aurobindo Pharma Ltd.	142,169	1,510

Axis Bank Ltd.	907,778	7,091

Bajaj Auto Ltd.	45,145	2,153

Bajaj Finance Ltd.	88,543	2,500

Bajaj Finserv Ltd.	20,749	1,640

Bharat Forge Ltd.	113,938	1,027

Bharat Heavy Electricals Ltd.	464,584	599

Bharat Petroleum Corp. Ltd.	411,307	2,971

Bharti Airtel Ltd.	649,976	3,882

Bharti Infratel Ltd.	300,907	1,836

Bosch Ltd.	3,985	1,254

Cadila Healthcare Ltd.	111,555	806

Cipla Ltd.	186,584	1,675

Coal India Ltd.	369,436	1,532

Container Corp. of India Ltd.	21,979	454

Dabur India Ltd.	287,877	1,345

Dr. Reddy’s Laboratories Ltd.	46,966	1,679

Dr. Reddy’s Laboratories Ltd. ADR	15,005	535

Eicher Motors Ltd.	7,230	3,457

GAIL India Ltd.	275,659	1,773

Glenmark Pharmaceuticals Ltd.	72,422	664

Godrej Consumer Products Ltd.	129,295	1,823

Grasim Industries Ltd.	178,341	3,098

Havells India Ltd.	133,854	992

HCL Technologies Ltd.	309,111	4,141

Hero MotoCorp Ltd.	27,191	1,576

Hindalco Industries Ltd.	626,569	2,316

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

India – 8.2% – continued

Hindustan Petroleum Corp. Ltd.	329,416	$2,153

Hindustan Unilever Ltd.	351,263	6,325

Housing Development Finance Corp. Ltd.	816,635	21,801

ICICI Bank Ltd.	996,197	4,233

ICICI Bank Ltd. ADR	143,390	1,227

Idea Cellular Ltd.	785,871	928

IDFC Bank Ltd.	718,584	621

Indiabulls Housing Finance Ltd.	172,230	3,188

Indian Oil Corp. Ltd.	315,660	1,940

Infosys Ltd.	872,720	12,064

Infosys Ltd. ADR	121,548	1,773

ITC Ltd.	1,840,588	7,281

JSW Steel Ltd.	462,765	1,761

Larsen & Toubro Ltd.	247,603	4,331

Larsen & Toubro Ltd. GDR (Registered)	10,575	187

LIC Housing Finance Ltd.	161,688	1,558

Lupin Ltd.	120,246	1,870

Mahindra & Mahindra Financial Services Ltd.	151,521	959

Mahindra & Mahindra Ltd.	202,428	3,888

Marico Ltd.	246,227	1,173

Maruti Suzuki India Ltd.	57,237	7,001

Motherson Sumi Systems Ltd.	342,065	1,762

Nestle India Ltd.	12,606	1,394

NTPC Ltd.	885,012	2,268

Oil & Natural Gas Corp. Ltd.	691,796	1,815

Piramal Enterprises Ltd.	42,137	1,692

Power Finance Corp. Ltd.	329,786	618

Reliance Industries Ltd.	1,194,960	14,316

Reliance Industries Ltd. GDR (2)	106,052	2,529

Rural Electrification Corp. Ltd.	375,276	881

Shree Cement Ltd.	4,565	1,299

Shriram Transport Finance Co. Ltd.	80,218	1,300

Siemens Ltd.	37,214	678

State Bank of India	934,454	3,643

Sun Pharmaceutical Industries Ltd.	519,719	4,006

Tata Consultancy Services Ltd.	248,523	9,273

Tata Motors Ltd. *	824,522	5,069

Tata Motors Ltd. ADR *	7,068	221

Tata Motors Ltd., Class A (Differential Voting Rights) *	204,333	698

Tata Power (The) Co. Ltd.	596,277	713

Tata Steel Ltd.	164,502	1,648

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

India – 8.2% – continued

Tech Mahindra Ltd.	251,801	$1,765

Titan Co. Ltd.	168,509	1,508

UltraTech Cement Ltd.	47,802	2,823

United Spirits Ltd. *	31,555	1,160

UPL Ltd.	190,415	2,273

Vedanta Ltd.	807,214	3,886

Wipro Ltd.	627,680	2,693

Wipro Ltd. ADR	31,080	177

Yes Bank Ltd.	914,438	4,902

Zee Entertainment Enterprises Ltd.	285,701	2,275
		228,569

Indonesia – 2.2%

Adaro Energy Tbk PT	7,819,920	1,063

AKR Corporindo Tbk PT	997,500	527

Astra International Tbk PT	10,971,360	6,434

Bank Central Asia Tbk PT	5,332,892	8,040

Bank Danamon Indonesia Tbk PT	1,810,443	699

Bank Mandiri Persero Tbk PT	10,100,510	5,053

Bank Negara Indonesia Persero Tbk PT	4,006,309	2,201

Bank Rakyat Indonesia Persero Tbk PT	6,004,058	6,823

Bumi Serpong Damai Tbk PT	4,046,700	532

Charoen Pokphand Indonesia Tbk PT	3,874,235	788

Gudang Garam Tbk PT	261,715	1,278

Hanjaya Mandala Sampoerna Tbk PT	5,066,300	1,452

Indocement Tunggal Prakarsa Tbk PT	1,001,603	1,412

Indofood CBP Sukses Makmur Tbk PT	1,250,900	811

Indofood Sukses Makmur Tbk PT	2,399,971	1,504

Jasa Marga Persero Tbk PT	1,133,627	472

Kalbe Farma Tbk PT	11,553,980	1,429

Lippo Karawaci Tbk PT	7,790,600	419

Matahari Department Store Tbk PT	1,349,973	932

Media Nusantara Citra Tbk PT	3,154,800	309

Pakuwon Jati Tbk PT	11,510,000	523

Perusahaan Gas Negara Persero Tbk	5,703,012	667

Semen Indonesia Persero Tbk PT	1,618,555	1,220

Summarecon Agung Tbk PT	5,356,865	425

Surya Citra Media Tbk PT	3,060,900	498

Telekomunikasi Indonesia Persero Tbk PT	27,281,162	9,434

Tower Bersama Infrastructure Tbk PT	1,065,300	520

Unilever Indonesia Tbk PT	828,028	3,008

United Tractors Tbk PT	909,771	2,163

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Indonesia – 2.2% – continued

Waskita Karya Persero Tbk PT	2,638,100	$348

XL Axiata Tbk PT *	1,813,575	504
		61,488

Malaysia – 2.2%

AirAsia Bhd.	811,000	663

Alliance Bank Malaysia Bhd.	545,500	504

AMMB Holdings Bhd.	872,937	901

Astro Malaysia Holdings Bhd.	871,400	582

Axiata Group Bhd.	1,461,238	1,814

British American Tobacco Malaysia Bhd.	76,500	792

CIMB Group Holdings Bhd.	2,407,530	3,594

Dialog Group Bhd.	1,668,244	790

DiGi.Com Bhd.	1,690,700	1,963

Felda Global Ventures Holdings Bhd.	801,200	321

Gamuda Bhd.	901,400	1,127

Genting Bhd.	1,228,100	2,778

Genting Malaysia Bhd.	1,605,600	2,047

Genting Plantations Bhd.	124,100	303

HAP Seng Consolidated Bhd.	330,000	712

Hartalega Holdings Bhd.	343,800	567

Hong Leong Bank Bhd.	349,798	1,314

Hong Leong Financial Group Bhd.	121,228	476

IHH Healthcare Bhd.	1,122,700	1,529

IJM Corp. Bhd.	1,589,040	1,242

IOI Corp. Bhd.	1,234,440	1,328

IOI Properties Group Bhd.	869,760	416

Kuala Lumpur Kepong Bhd.	262,350	1,526

Malayan Banking Bhd.	1,934,187	4,365

Malaysia Airports Holdings Bhd.	451,293	909

Maxis Bhd.	1,022,451	1,404

MISC Bhd.	732,860	1,269

Petronas Chemicals Group Bhd.	1,308,900	2,262

Petronas Dagangan Bhd.	132,100	762

Petronas Gas Bhd.	373,500	1,584

PPB Group Bhd.	252,200	1,007

Public Bank Bhd.	1,571,161	7,606

RHB Bank Bhd.	423,146	504

RHB Capital Bhd. *(3)	297,992	—

Sapura Energy Bhd.	2,142,400	772

Sime Darby Bhd.	1,275,428	2,726

Telekom Malaysia Bhd.	601,986	928

Tenaga Nasional Bhd.	1,834,750	6,227

UMW Holdings Bhd. *	225,200	296

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Malaysia – 2.2% – continued

Westports Holdings Bhd.	533,900	$483

YTL Corp. Bhd.	2,380,780	767

YTL Power International Bhd.	997,013	323
		61,483

Mexico – 3.4%

Alfa S.A.B. de C.V., Series A	1,646,180	2,075

America Movil S.A.B. de C.V., Series L	18,068,706	16,044

Arca Continental S.A.B. de C.V.	239,084	1,632

Cemex S.A.B. de C.V., Series CPO *	7,882,478	7,160

Coca-Cola Femsa S.A.B. de C.V., Series L	267,022	2,062

El Puerto de Liverpool S.A.B. de C.V., Series C1	102,970	832

Fibra Uno Administracion S.A. de C.V.	1,419,500	2,395

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,052,577	10,051

Gentera S.A.B. de C.V.	534,472	866

Gruma S.A.B. de C.V., Series B	117,255	1,722

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	192,152	1,968

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	111,565	2,128

Grupo Bimbo S.A.B. de C.V., Series A	884,328	2,140

Grupo Carso S.A.B. de C.V., Series A1	246,073	971

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,348,818	9,286

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,250,443	2,286

Grupo Financiero Santander Mexico

S.A.B. de C.V., Series B	981,800	1,993

Grupo Lala S.A.B. de C.V.	329,480	558

Grupo Mexico S.A.B. de C.V., Series B	2,070,636	6,341

Grupo Televisa S.A.B., Series CPO	1,324,314	6,527

Industrias Penoles S.A.B. de C.V.	75,752	1,886

Infraestructura Energetica Nova S.A.B. de C.V.	292,300	1,637

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	825,227	1,682

Mexichem S.A.B. de C.V.	572,080	1,508

Promotora y Operadora de Infraestructura S.A.B. de C.V.	123,730	1,306

Wal-Mart de Mexico S.A.B. de C.V.	2,837,137	6,497
		93,553

Pakistan – 0.1%

Engro Corp. Ltd.	132,800	382

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Pakistan – 0.1% – continued

Habib Bank Ltd.	320,300	$550

Lucky Cement Ltd.	65,600	352

MCB Bank Ltd.	234,000	464

Oil & Gas Development Co. Ltd.	360,500	509

United Bank Ltd.	271,800	490
		2,747

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR	104,693	1,339

Credicorp Ltd.	36,609	7,506

Southern Copper Corp.	45,783	1,820
		10,665

Philippines – 1.1%

Aboitiz Equity Ventures, Inc.	1,073,339	1,549

Aboitiz Power Corp.	815,144	688

Alliance Global Group, Inc. *	2,140,124	676

Ayala Corp.	133,277	2,546

Ayala Land, Inc.	3,990,380	3,421

Bank of the Philippine Islands	415,893	814

BDO Unibank, Inc.	1,069,389	2,751

DMCI Holdings, Inc.	2,161,700	663

Energy Development Corp.	5,091,450	563

Globe Telecom, Inc.	17,895	722

GT Capital Holdings, Inc.	47,280	1,081

International Container Terminal Services, Inc.	272,810	559

JG Summit Holdings, Inc.	1,549,911	2,290

Jollibee Foods Corp.	229,493	1,101

Megaworld Corp.	5,882,000	607

Metro Pacific Investments Corp.	7,800,400	1,029

Metropolitan Bank & Trust Co.	341,858	583

PLDT, Inc.	47,130	1,549

Robinsons Land Corp.	886,400	442

Security Bank Corp.	126,380	605

SM Investments Corp.	129,487	2,253

SM Prime Holdings, Inc.	4,708,913	3,195

Universal Robina Corp.	476,910	1,435
		31,122

Poland – 1.3%

Alior Bank S.A. *	48,383	908

Bank Handlowy w Warszawie S.A.	18,280	346

Bank Millennium S.A. *	331,701	638

Bank Pekao S.A.	85,471	2,999

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Poland – 1.3% – continued

Bank Zachodni WBK S.A.	18,828	$1,805

CCC S.A.	15,668	1,187

Cyfrowy Polsat S.A.	123,242	877

Eurocash S.A.	42,457	450

Grupa Azoty S.A.	23,109	506

Grupa Lotos S.A.	50,355	825

Jastrzebska Spolka Weglowa S.A. *	28,293	748

KGHM Polska Miedz S.A.	75,085	2,416

LPP S.A.	699	1,566

mBank S.A. *	7,937	912

Orange Polska S.A. *	348,554	506

PGE Polska Grupa Energetyczna S.A. *	456,809	1,670

Polski Koncern Naftowy ORLEN S.A.	162,058	5,420

Polskie Gornictwo Naftowe i Gazownictwo S.A.	923,181	1,718

Powszechna Kasa Oszczednosci Bank Polski S.A. *	507,681	4,918

Powszechny Zaklad Ubezpieczen S.A.	326,596	4,118

Synthos S.A.	273,252	385

Tauron Polska Energia S.A. *	595,353	612
		35,530

Qatar – 0.6%

Barwa Real Estate Co.	49,612	437

Commercial Bank PQSC (The) *	105,765	844

Doha Bank QPSC	79,759	635

Ezdan Holding Group QSC	434,810	1,254

Industries Qatar QSC	81,298	2,043

Masraf Al Rayan QSC	197,424	2,014

Ooredoo QSC	42,387	963

Qatar Electricity & Water Co. QSC	14,464	694

Qatar Gas Transport Co. Ltd.	144,927	629

Qatar Insurance Co. S.A.Q.	71,446	1,028

Qatar Islamic Bank S.A.Q.	31,152	780

Qatar National Bank QPSC	125,691	4,213
		15,534

Romania – 0.1%

NEPI Rockcastle PLC	173,479	2,357

Russia – 3.2%

Alrosa PJSC	1,404,511	2,008

Gazprom PJSC	1,305,324	2,773

Gazprom PJSC ADR	2,230,808	9,348

Inter RAO UES PJSC	16,984,000	1,095

LUKOIL PJSC	60,587	3,225

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Russia – 3.2% – continued

LUKOIL PJSC ADR	8,433	$447

LUKOIL PJSC ADR (London Exchange)	161,150	8,530

Magnit PJSC	3,011	528

Magnit PJSC GDR (Registered)	151,354	6,192

MMC Norilsk Nickel PJSC	15,783	2,722

MMC Norilsk Nickel PJSC ADR	80,388	1,383

MMC Norilsk Nickel PJSC ADR (London Exchange)	105,708	1,820

Mobile TeleSystems PJSC ADR	269,887	2,818

Moscow Exchange MICEX-RTS PJSC	801,636	1,609

Novatek PJSC GDR (Registered)	49,280	5,781

Novolipetsk Steel PJSC	654,460	1,504

PhosAgro PJSC GDR (Registered)	64,005	912

Rosneft Oil Co. PJSC	161,265	894

Rosneft Oil Co. PJSC GDR (Registered)	469,989	2,611

Rostelecom PJSC	407,817	491

Rostelecom PJSC ADR	10,070	73

RusHydro PJSC	23,736,245	351

RusHydro PJSC ADR	266,069	382

Sberbank of Russia PJSC	56,000	187

Sberbank of Russia PJSC (Moscow Exchange)	5,187,482	17,340

Sberbank of Russia PJSC ADR	148,057	2,111

Severstal PJSC	21,020	317

Severstal PJSC GDR (Registered)	71,003	1,061

Sistema PJSC FC GDR (Registered)	90,468	434

Surgutneftegas OJSC	918,167	471

Surgutneftegas OJSC ADR	120,622	612

Surgutneftegas OJSC ADR (London Exchange)	172,604	875

Tatneft PJSC	345,728	2,470

Tatneft PJSC ADR	1,663	70

Tatneft PJSC ADR (London Exchange)	78,260	3,342

VTB Bank PJSC	2,014,716,738	2,157

VTB Bank PJSC GDR (2)	11,036	24

VTB Bank PJSC GDR (Registered)	384,561	827
		89,795

South Africa – 6.1%

Anglo American Platinum Ltd. *	29,422	750

AngloGold Ashanti Ltd.	221,770	2,072

Aspen Pharmacare Holdings Ltd.	210,246	4,716

Barclays Africa Group Ltd.	367,360	3,776

Bid Corp. Ltd.	181,851	4,083

Bidvest Group (The) Ltd.	181,234	2,313

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

South Africa – 6.1% – continued

Brait S.E. *	193,373	$764

Capitec Bank Holdings Ltd.	21,893	1,390

Coronation Fund Managers Ltd.	124,224	618

Discovery Ltd.	191,535	1,992

Exxaro Resources Ltd.	111,042	1,015

FirstRand Ltd.	1,822,942	7,016

Fortress Income Fund Ltd.	433,574	1,241

Fortress Income Fund Ltd., Class A	550,446	701

Foschini Group (The) Ltd.	121,655	1,229

Gold Fields Ltd.	445,864	1,928

Growthpoint Properties Ltd.	1,185,982	2,134

Hyprop Investments Ltd.	137,407	1,073

Impala Platinum Holdings Ltd. *	331,295	758

Imperial Holdings Ltd.	81,906	1,158

Investec Ltd.	148,388	1,074

Liberty Holdings Ltd.	67,540	526

Life Healthcare Group Holdings Ltd.	719,584	1,261

Massmart Holdings Ltd.	58,789	484

MMI Holdings Ltd.	495,239	635

Mondi Ltd.	63,769	1,703

Mr Price Group Ltd.	130,609	1,737

MTN Group Ltd.	918,486	8,444

Naspers Ltd., Class N	237,072	51,751

Nedbank Group Ltd.	121,610	1,822

Netcare Ltd.	560,913	988

Pick n Pay Stores Ltd.	191,455	815

Pioneer Foods Group Ltd.	67,825	565

PSG Group Ltd.	50,473	873

Rand Merchant Investment Holdings Ltd.	371,582	1,138

Redefine Properties Ltd.	2,749,486	2,171

Remgro Ltd.	287,563	4,365

Resilient REIT Ltd.	161,845	1,592

RMB Holdings Ltd.	386,082	1,825

Sanlam Ltd.	759,923	3,803

Sappi Ltd.	301,810	2,055

Sasol Ltd.	299,957	8,232

Shoprite Holdings Ltd.	241,600	3,692

Sibanye-Stillwater	924,465	1,035

SPAR Group (The) Ltd.	105,215	1,299

Standard Bank Group Ltd.	700,262	8,172

Steinhoff International Holdings N.V.	1,633,022	7,244

Telkom S.A. SOC Ltd.	138,928	608

Tiger Brands Ltd.	87,517	2,439

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

South Africa – 6.1% – continued

Truworths International Ltd.	238,929	$1,364

Vodacom Group Ltd.	327,106	3,896

Woolworths Holdings Ltd.	533,461	2,362
		170,697

South Korea – 13.8%

Amorepacific Corp.	17,438	3,950

AMOREPACIFIC Group	15,690	1,692

BGF retail Co. Ltd.	13,627	988

BNK Financial Group, Inc.	142,454	1,245

Celltrion, Inc. *	43,119	5,364

Cheil Worldwide, Inc.	38,317	609

CJ CheilJedang Corp.	4,357	1,349

CJ Corp.	7,994	1,193

CJ E&M Corp.	9,903	669

CJ Logistics Corp. *	4,161	594

Coway Co. Ltd.	28,686	2,355

Daelim Industrial Co. Ltd.	15,421	1,079

Daewoo Engineering & Construction Co. Ltd. *	66,362	418

DGB Financial Group, Inc.	88,952	817

Dongbu Insurance Co. Ltd.	26,691	1,703

Dongsuh Cos., Inc.	18,229	427

Doosan Bobcat, Inc.	18,292	584

Doosan Heavy Industries & Construction Co. Ltd.	29,837	446

E-MART, Inc.	11,305	2,061

GS Engineering & Construction Corp. *	26,856	626

GS Holdings Corp.	27,842	1,596

GS Retail Co. Ltd.	14,195	428

Hana Financial Group, Inc.	160,189	6,634

Hankook Tire Co. Ltd.	40,230	2,115

Hanmi Pharm Co. Ltd. *	3,340	1,329

Hanmi Science Co. Ltd. *	6,531	526

Hanon Systems	100,269	1,104

Hanssem Co. Ltd.	5,621	744

Hanwha Chemical Corp.	58,319	1,659

Hanwha Corp.	24,615	947

Hanwha Life Insurance Co. Ltd.	143,902	863

Hanwha Techwin Co. Ltd. *	19,516	566

Hotel Shilla Co. Ltd.	16,392	834

Hyosung Corp.	11,476	1,457

Hyundai Department Store Co. Ltd.	7,308	564

Hyundai Development Co. – Engineering & Construction	33,128	1,033

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

South Korea – 13.8% – continued

Hyundai Engineering & Construction Co. Ltd.	42,698	$1,432

Hyundai Glovis Co. Ltd.	10,245	1,323

Hyundai Heavy Industries Co. Ltd. *	16,861	2,144

Hyundai Marine & Fire Insurance Co. Ltd.	33,897	1,343

Hyundai Mobis Co. Ltd.	36,902	7,733

Hyundai Motor Co.	83,492	10,981

Hyundai Robotics Co. Ltd. *	5,299	1,971

Hyundai Steel Co.	42,996	1,983

Hyundai Wia Corp.	8,511	485

Industrial Bank of Korea	137,348	1,728

Kakao Corp.	18,352	2,318

Kangwon Land, Inc.	64,128	1,961

KB Financial Group, Inc.	214,988	10,555

KCC Corp.	3,096	1,013

KEPCO Plant Service & Engineering Co. Ltd.	11,789	427

Kia Motors Corp.	143,186	3,958

Korea Aerospace Industries Ltd.	36,994	1,416

Korea Electric Power Corp.	139,335	4,718

Korea Gas Corp. *	14,539	535

Korea Investment Holdings Co. Ltd.	21,233	1,135

Korea Zinc Co. Ltd.	4,566	1,974

Korean Air Lines Co. Ltd. *	26,438	713

KT Corp.	7,884	201

KT Corp. ADR	6,526	91

KT&G Corp.	63,307	5,831

Kumho Petrochemical Co. Ltd.	9,526	600

LG Chem Ltd.	24,845	8,535

LG Corp.	51,492	3,629

LG Display Co. Ltd.	126,020	3,377

LG Electronics, Inc.	57,587	4,161

LG Household & Health Care Ltd.	5,089	4,159

LG Innotek Co. Ltd.	7,714	1,041

Lotte Chemical Corp.	8,262	2,733

Lotte Chilsung Beverage Co. Ltd.	328	388

Lotte Confectionery Co. Ltd.	3,037	440

Lotte Shopping Co. Ltd.	6,858	1,476

Medy-Tox, Inc.	2,305	997

Mirae Asset Daewoo Co. Ltd.	199,088	1,719

NAVER Corp.	15,165	9,886

NCSoft Corp.	9,493	3,862

Netmarble Games Corp. *(2)	9,227	1,223

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

South Korea – 13.8% – continued

NH Investment & Securities Co. Ltd.	76,764	$917

OCI Co. Ltd.	8,714	780

Orion Corp. *	12,937	1,096

Ottogi Corp.	683	438

Pan Ocean Co. Ltd. *	111,312	524

POSCO	39,003	10,809

POSCO ADR	4,628	321

Posco Daewoo Corp.	19,280	325

S-1 Corp.	8,911	694

Samsung Biologics Co. Ltd. *(2)	8,880	2,630

Samsung C&T Corp.	41,112	4,862

Samsung Card Co. Ltd.	15,038	484

Samsung Electro-Mechanics Co. Ltd.	30,035	2,693

Samsung Electronics Co. Ltd.	53,009	119,149

Samsung Fire & Marine Insurance Co. Ltd.	16,666	4,080

Samsung Heavy Industries Co. Ltd. *	138,157	1,356

Samsung Life Insurance Co. Ltd.	37,856	3,738

Samsung SDI Co. Ltd.	29,775	5,184

Samsung SDS Co. Ltd.	18,660	2,746

Samsung Securities Co. Ltd.	36,730	1,113

Shinhan Financial Group Co. Ltd.	231,070	10,194

Shinsegae, Inc.	3,918	668

SK Holdings Co. Ltd.	17,166	4,324

SK Hynix, Inc.	315,047	22,879

SK Innovation Co. Ltd.	35,080	6,109

SK Networks Co. Ltd.	71,089	448

SK Telecom Co. Ltd.	9,684	2,154

SK Telecom Co. Ltd. ADR	10,300	253

S-Oil Corp.	24,157	2,695

Woori Bank	200,033	3,116

Yuhan Corp.	4,393	792
		384,334

Taiwan – 11.3%

Acer, Inc.*	1,535,800	770

Advanced Semiconductor Engineering, Inc.	3,585,856	4,393

Advantech Co. Ltd.	188,551	1,324

Asia Cement Corp.	1,285,567	1,138

Asia Pacific Telecom Co. Ltd. *	1,163,000	393

Asustek Computer, Inc.	382,546	3,129

AU Optronics Corp.	4,694,215	1,881

Catcher Technology Co. Ltd.	354,111	3,445

Cathay Financial Holding Co. Ltd.	4,400,075	6,994

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Taiwan – 11.3% – continued

Chailease Holding Co. Ltd.	555,028	$1,369

Chang Hwa Commercial Bank Ltd.	2,525,270	1,366

Cheng Shin Rubber Industry Co. Ltd.	1,053,184	2,098

Chicony Electronics Co. Ltd.	298,110	708

China Airlines Ltd. *	1,453,307	542

China Development Financial Holding Corp.	7,238,868	2,175

China Life Insurance Co. Ltd.	1,707,648	1,627

China Steel Corp.	6,842,156	5,517

Chunghwa Telecom Co. Ltd.	2,053,493	7,077

Compal Electronics, Inc.	2,281,759	1,607

CTBC Financial Holding Co. Ltd.	9,462,878	5,960

Delta Electronics, Inc.	1,055,343	5,447

E.Sun Financial Holding Co. Ltd.	4,925,401	2,948

Eclat Textile Co. Ltd.	96,182	1,194

Eva Airways Corp.	1,113,848	544

Evergreen Marine Corp. Taiwan Ltd. *	912,752	549

Far Eastern New Century Corp.	1,745,789	1,387

Far EasTone Telecommunications Co. Ltd.	858,345	2,055

Feng TAY Enterprise Co. Ltd.	179,582	817

First Financial Holding Co. Ltd.	4,940,680	3,185

Formosa Chemicals & Fibre Corp.	1,589,499	4,828

Formosa Petrochemical Corp.	720,487	2,519

Formosa Plastics Corp.	2,242,682	6,789

Formosa Taffeta Co. Ltd.	391,827	397

Foxconn Technology Co. Ltd.	500,131	1,460

Fubon Financial Holding Co. Ltd.	3,594,025	5,594

General Interface Solution Holding Ltd.	94,000	956

Giant Manufacturing Co. Ltd.	157,483	743

Globalwafers Co. Ltd.	121,000	1,203

Highwealth Construction Corp.	422,490	573

Hiwin Technologies Corp.	114,038	1,025

Hon Hai Precision Industry Co. Ltd.	8,435,596	29,765

Hotai Motor Co. Ltd.	148,900	1,724

HTC Corp. *	352,220	872

Hua Nan Financial Holdings Co. Ltd.	3,858,327	2,099

Innolux Corp.	4,843,900	2,260

Inventec Corp.	1,368,314	1,022

Largan Precision Co. Ltd.	53,835	9,542

Lite-On Technology Corp.	1,150,964	1,640

MediaTek, Inc.	812,334	7,809

Mega Financial Holding Co. Ltd.	5,858,543	4,588

Merida Industry Co. Ltd.	116,900	522

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Taiwan – 11.3% – continued

Micro-Star International Co. Ltd.	354,000	$766

Nan Ya Plastics Corp.	2,578,951	6,378

Nanya Technology Corp.	372,000	1,059

Nien Made Enterprise Co. Ltd.	79,000	810

Novatek Microelectronics Corp.	314,850	1,189

Pegatron Corp.	1,033,594	2,713

Phison Electronics Corp.	78,608	933

Pou Chen Corp.	1,193,093	1,495

Powertech Technology, Inc.	382,568	1,120

President Chain Store Corp.	306,220	2,570

Quanta Computer, Inc.	1,464,576	3,376

Realtek Semiconductor Corp.	239,457	841

Ruentex Development Co. Ltd. *	502,929	465

Ruentex Industries Ltd. *	296,906	444

Shin Kong Financial Holding Co. Ltd.	4,392,458	1,325

Siliconware Precision Industries Co. Ltd.	1,091,480	1,744

SinoPac Financial Holdings Co. Ltd.	5,659,326	1,695

Standard Foods Corp.	325,355	794

Synnex Technology International Corp.	744,940	894

TaiMed Biologics, Inc. *	95,000	627

Taishin Financial Holding Co. Ltd.	5,067,448	2,181

Taiwan Business Bank	2,092,895	572

Taiwan Cement Corp.	1,800,055	2,006

Taiwan Cooperative Financial Holding Co. Ltd.	4,258,474	2,198

Taiwan Fertilizer Co. Ltd.	401,000	519

Taiwan High Speed Rail Corp.	878,000	698

Taiwan Mobile Co. Ltd.	871,076	3,117

Taiwan Semiconductor Manufacturing Co. Ltd.	13,323,584	95,125

Teco Electric and Machinery Co. Ltd.	999,000	903

Transcend Information, Inc.	96,442	275

Uni-President Enterprises Corp.	2,614,150	5,422

United Microelectronics Corp.	6,491,043	3,211

Vanguard International Semiconductor Corp.	472,000	816

Wistron Corp.	1,410,245	1,139

WPG Holdings Ltd.	852,316	1,134

Ya Hsin Industrial Co. Ltd. *(3)	121,548	—

Yuanta Financial Holding Co. Ltd.	5,474,814	2,365

Yulon Motor Co. Ltd.	446,257	381

Zhen Ding Technology Holding Ltd.	230,850	473
		313,342

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Thailand – 2.2%

Advanced Info Service PCL (Registered)	194,000	$1,111

Advanced Info Service PCL NVDR	373,499	2,139

Airports of Thailand PCL NVDR	2,329,400	4,129

Bangkok Bank PCL (Registered)	118,000	690

Bangkok Bank PCL NVDR	14,100	79

Bangkok Dusit Medical Services PCL NVDR	2,135,100	1,313

Bangkok Expressway & Metro PCL NVDR	4,163,798	1,005

Banpu PCL (Registered)	233,500	123

Banpu PCL NVDR	904,820	478

BEC World PCL (Registered)	196,500	96

BEC World PCL NVDR	281,307	138

Berli Jucker PCL NVDR	662,900	1,049

BTS Group Holdings PCL NVDR	3,057,700	784

Bumrungrad Hospital PCL NVDR	197,087	1,272

Central Pattana PCL NVDR	738,700	1,727

Charoen Pokphand Foods PCL NVDR	1,632,457	1,310

CP ALL PCL (Registered)	905,200	1,812

CP ALL PCL NVDR	1,780,936	3,565

Delta Electronics Thailand PCL NVDR	262,000	686

Electricity Generating PCL NVDR	75,300	530

Energy Absolute PCL NVDR	584,700	672

Glow Energy PCL (Registered)	87,100	233

Glow Energy PCL NVDR	183,402	491

Home Product Center PCL NVDR	2,116,004	775

Indorama Ventures PCL NVDR	761,547	965

IRPC PCL (Registered)	1,860,900	351

IRPC PCL NVDR	3,405,181	643

Kasikornbank PCL (Registered)	191,500	1,231

Kasikornbank PCL NVDR	769,597	4,785

KCE Electronics PCL NVDR	149,100	447

Krung Thai Bank PCL (Registered)	699,750	394

Krung Thai Bank PCL NVDR	1,156,393	652

Minor International PCL NVDR	1,191,830	1,456

PTT Exploration & Production PCL (Registered)	242,500	651

PTT Exploration & Production PCL NVDR	505,043	1,357

PTT Global Chemical PCL (Registered)	189,814	438

PTT Global Chemical PCL NVDR	970,576	2,245

PTT PCL (Registered)	183,500	2,245

PTT PCL NVDR	390,300	4,780

Robinson PCL NVDR	261,400	506

Siam Cement (The) PCL (Registered)	51,000	765

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

Thailand – 2.2% – continued

Siam Cement (The) PCL NVDR	170,098	$2,552

Siam Commercial Bank (The) PCL (Registered)	232,700	1,067

Siam Commercial Bank (The) PCL NVDR	728,076	3,345

Thai Oil PCL (Registered)	97,800	271

Thai Oil PCL NVDR	353,295	981

Thai Union Group PCL NVDR	1,000,300	600

TMB Bank PCL NVDR	6,995,000	529

True Corp. PCL NVDR *	5,504,552	1,009

		60,472

Turkey – 1.1%

Akbank Turk A.S.	1,199,799	3,169

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	109,388	642

Arcelik A.S.	132,258	844

Aselsan Elektronik Sanayi Ve Ticaret A.S.	106,586	788

BIM Birlesik Magazalar A.S.	113,818	2,374

Coca-Cola Icecek A.S.	39,368	412

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. *	1,019,402	767

Eregli Demir ve Celik Fabrikalari T.A.S.	754,368	1,637

Ford Otomotiv Sanayi A.S.	38,626	494

Haci Omer Sabanci Holding A.S.	506,148	1,424

Is Gayrimenkul Yatirim Ortakligi A.S. (4)	1	–

KOC Holding A.S.	408,999	1,878

Petkim Petrokimya Holding A.S.	348,618	586

TAV Havalimanlari Holding A.S.	86,797	430

Tofas Turk Otomobil Fabrikasi A.S.	68,067	590

Tupras Turkiye Petrol Rafinerileri A.S.	67,088	2,294

Turk Hava Yollari A.O. *	309,577	760

Turk Telekomunikasyon A.S. *	268,162	512

Turkcell Iletisim Hizmetleri A.S.	536,012	1,911

Turkiye Garanti Bankasi A.S.	1,259,109	3,424

Turkiye Halk Bankasi A.S.	346,042	1,177

Turkiye Is Bankasi, Class C	865,825	1,649

Turkiye Sise ve Cam Fabrikalari A.S.	403,690	465

Turkiye Vakiflar Bankasi T.A.O., Class D	397,368	700

Ulker Biskuvi Sanayi A.S.	79,697	433

Yapi ve Kredi Bankasi A.S. *	449,068	545

		29,905

United Arab Emirates – 0.7%

Abu Dhabi Commercial Bank PJSC	1,116,890	2,160
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 94.0% (1) – continued

United Arab Emirates – 0.7% – continued

Aldar Properties PJSC	1,745,403	$1,109

DAMAC Properties Dubai Co. PJSC	965,117	999

DP World Ltd.	89,305	2,006

Dubai Islamic Bank PJSC	652,160	1,074

DXB Entertainments PJSC *	1,722,373	356

Emaar Malls PJSC	1,050,860	667

Emaar Properties PJSC	1,909,318	4,415

Emirates Telecommunications Group Co. PJSC	946,488	4,462

First Abu Dhabi Bank PJSC	757,963	2,105

		19,353

United States – 0.3%

Yum China Holdings, Inc. *	207,986	8,313
Total Common Stocks
(Cost $1,947,272)		2,608,584

PREFERRED STOCKS – 3.9% (1)

Brazil – 2.7%

Banco Bradesco S.A. ADR, 2.05% (5)	117,525	1,301

Banco Bradesco S.A., 1.97% 5)	1,534,722	17,047

Braskem S.A., Class A *	93,841	1,255

Centrais Eletricas Brasileiras S.A., Class B, 7.16% (5)	122,241	879

Cia Brasileira de Distribuicao *	86,142	2,042

Cia Energetica de Minas Gerais, 1.59% (5)	409,747	1,035

Cia Paranaense de Energia, Class B, 3.48% (5)	56,144	497

Gerdau S.A., 0.19% (5)	494,061	1,721

Itau Unibanco Holding S.A., 0.44% (5)	1,747,493	24,001

Itausa – Investimentos Itau S.A., 0.58% (5)	2,138,639	7,462

Lojas Americanas S.A., 0.15% (5)	394,030	2,398

Petroleo Brasileiro S.A. *	1,826,795	8,848

Petroleo Brasileiro S.A. ADR *	148,341	1,433

Suzano Papel e Celulose S.A., Class A, 1.69% (5)	216,200	1,256

Telefonica Brasil S.A. ADR, 0.39% (5)	22,109	350

Telefonica Brasil S.A., 2.32% (5)	221,273	3,519

		75,044

Chile – 0.1%

Embotelladora Andina S.A., Class B, 1.92% (5)	141,976	663

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 3.9% (1) – continued

Chile – 0.1% – continued

Sociedad Quimica y Minera de Chile S.A. ADR, 1.89% (5)	3,193	$178

Sociedad Quimica y Minera de Chile S.A., Class B, 1.87% (5)	48,520	2,692

		3,533

Colombia – 0.2%

Bancolombia S.A. ADR, 3.39% (5)	6,452	296

Bancolombia S.A., 3.27% (5)	216,530	2,489

Grupo Aval Acciones y Valores S.A., 4.54% (5)	1,918,800	866

Grupo de Inversiones Suramericana S.A., 1.31% (5)	58,831	803

		4,454

Russia – 0.1%

Surgutneftegas OJSC ADR, 2.01% (5)	140,161	724

Surgutneftegas OJSC, 2.04% (5)	2,331,037	1,199

Transneft PJSC, 4.40% (5)	244	752

		2,675

South Korea – 0.8%

Amorepacific Corp., 0.90% (5)	4,692	639

Hyundai Motor Co. Ltd. (Korea Exchange), 3.91% (5)	13,028	1,067

Hyundai Motor Co. Ltd., 3.53% (5)	20,452	1,831

LG Chem Ltd., 1.89% (5)	4,039	896

LG Household & Health Care Ltd., 1.15% (5)	1,164	609

Samsung Electronics Co. Ltd., 1.20% (5)	9,582	17,308

		22,350
Total Preferred Stocks
(Cost $95,166)		108,056

INVESTMENT COMPANIES – 2.0%

iShares MSCI Emerging Markets ETF	333,000	14,922

Northern Institutional Funds – Government Assets Portfolio, 0.82% (6)(7)	39,806,909	39,807
Total Investment Companies
(Cost $53,947)		54,729

Total Investments – 99.9%
(Cost $2,096,385)		2,771,369

Other Assets less Liabilities – 0.1%		2,180
Net Assets – 100.0%		$2,773,549

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) 000S)
BNP	Brazilian Real	1,735	United States Dollar	548	12/20/17	$6
BNP	Indian Rupee	10,016	United States Dollar	155	12/20/17	3
BNP	Korean Won	1,161,923	United States Dollar	1,030	12/20/17	15
BNP	Taiwan Dollar	6,124	United States Dollar	205	12/20/17	2

Total						$26

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index	748	$40,740	Long	12/17	$(176)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.2%
Consumer Staples	6.4
Energy	6.7
Financials	23.8
Health Care	2.3
Industrials	5.4
Information Technology	27.5
Materials	7.2
Real Estate	2.9
Telecommunication Services	5.0
Utilities	2.6

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	21.5%
Korean Won	14.9
Taiwan Dollar	11.5
United States Dollar	11.3
Indian Rupee	8.1
Brazilian Real	7.3
South African Rand	6.3
All other currencies less than 5%	19.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$130,050	$–	$–	$ 130,050
Chile	30,614	–	–	30,614
China	207,155	488,148	–	695,303
Colombia	7,570	–	–	7,570
Egypt	3,375	–	–	3,375
India	3,934	224,635	–	228,569
Malaysia	504	60,979	–	61,483
Mexico	93,553	–	–	93,553
Peru	10,665	–	–	10,665
Russia	19,331	70,464	–	89,795
South Korea	665	383,669	–	384,334
Taiwan	313,342	–	–	313,342
Thailand	1,061	59,411	–	60,472
United States	8,313	–	–	8,313
All Other Countries (1)	–	491,146	–	491,146
Total Common Stocks	830,132	1,778,452	–	2,608,584
Preferred Stocks
South Korea	–	22,350	–	22,350
All Other Countries (1)	85,706	–	–	85,706
Total Preferred Stocks	85,706	22,350	–	108,056
Investment Companies	54,729	–	–	54,729
Total Investments	$970,567	$1,800,802	$–	$2,771,369

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$26	$–	$26
Liabilities
Futures Contracts	(176)	–	–	(176)
Total Other Financial Instruments	$(176)	$26	$–	$(150)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000S)	Reason
Common Stocks
Greece	$1,598	Valuations at official close price with foreign fair value adjustment
India	1,299	Valuations at official close price with foreign fair value adjustment
Malaysia	1,242	Valuations at official close price with foreign fair value adjustment

Total	$4,139

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000S)	Reason
Common Stocks
Malaysia	$504	Valuations at official close price
Russia	12,567	Valuations at official close price
Taiwan	310,484	Valuations at official close price
Thailand	1,060	Valuations at official close price
Preferred Stocks
Russia	1,951	Valuations at official close price

Total	$326,566

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1)

Australia – 5.0%

BGP Holdings PLC (2)	6,535,576	$–

BWP Trust	554,403	1,287

Charter Hall Retail REIT	384,967	1,196

Cromwell Property Group	1,688,041	1,265

Dexus	1,149,554	8,600

Goodman Group	1,990,686	12,923

GPT Group (The)	2,059,582	8,043

Investa Office Fund	638,419	2,261

Mirvac Group	4,231,639	7,628

Scentre Group	5,804,221	17,943

Shopping Centres Australasia Property Group	851,432	1,534

Stockland	2,732,753	9,246

Vicinity Centres	3,744,619	7,836

Westfield Corp.	2,171,988	13,375

		93,137

Austria – 0.3%

BUWOG A.G. *	120,917	3,628

CA Immobilien Anlagen A.G.	78,155	2,247

		5,875

Belgium – 0.6%

Aedifica S.A.	20,304	1,916

Befimmo S.A.	21,884	1,380

Cofinimmo S.A.	23,355	3,001

Intervest Offices & Warehouses N.V.	18,304	480

Leasinvest Real Estate S.C.A.	2,232	264

Retail Estates N.V.	6,159	536

Warehouses De Pauw – CVA	18,888	2,132

Wereldhave Belgium N.V.	2,516	277

Xior Student Housing N.V.	7,085	334

		10,320

Brazil – 0.7%

Aliansce Shopping Centers S.A. *	91,403	535

BR Malls Participacoes S.A.	938,313	4,195

BR Properties S.A.	97,752	343

Construtora Tenda S.A. *	62,000	320

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	321,785	1,395

Direcional Engenharia S.A. *	79,230	146

Even Construtora e Incorporadora S.A. *	133,269	234

Ez Tec Empreendimentos e Participacoes S.A.	64,165	464

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Brazil – 0.7% – continued

Gafisa S.A. *	28,062	$121

Helbor Empreendimentos S.A. *	141,597	111

Iguatemi Empresa de Shopping Centers S.A.	98,403	1,215

JHSF Participacoes S.A. *	197,916	146

MRV Engenharia e Participacoes S.A.	300,212	1,298

Multiplan Empreendimentos Imobiliarios S.A. *	101,224	2,351

Sao Carlos Empreendimentos e Participacoes S.A.	17,900	230

Sonae Sierra Brasil S.A.	25,715	233

Tecnisa S.A. *	78,495	57

		13,394

Canada – 2.5%

Allied Properties Real Estate Investment Trust	93,982	3,001

Artis Real Estate Investment Trust	171,667	1,819

Boardwalk Real Estate Investment Trust	42,450	1,293

Canadian Apartment Properties REIT	152,060	4,111

Canadian Real Estate Investment Trust	80,764	2,986

Chartwell Retirement Residences	213,890	2,554

Cominar Real Estate Investment Trust	206,688	2,248

Crombie Real Estate Investment Trust	100,468	1,098

Dream Global Real Estate Investment Trust	153,247	1,352

Dream Office Real Estate Investment Trust	87,889	1,481

First Capital Realty, Inc.	166,957	2,633

Granite Real Estate Investment Trust	52,764	2,117

H&R Real Estate Investment Trust	321,073	5,543

Killam Apartment Real Estate Investment Trust	83,746	885

Northview Apartment Real Estate Investment Trust	56,992	1,025

Pure Industrial Real Estate Trust	307,831	1,569

RioCan Real Estate Investment Trust	364,892	6,998

Smart Real Estate Investment Trust	130,593	3,081

		45,794

Chile – 0.1%

Parque Arauco S.A.	656,456	1,795

China – 3.2%

Agile Group Holdings Ltd.	1,599,226	2,347

Beijing Capital Land Ltd., Class H	1,182,000	661

Beijing North Star Co. Ltd., Class H	775,662	290

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

China – 3.2% – continued

China Aoyuan Property Group Ltd.	1,407,000	$788

China Electronics Optics Valley Union Holding Co. Ltd.	3,484,000	340

China Evergrande Group *	3,316,000	11,628

China SCE Property Holdings Ltd.	1,355,000	662

China Vanke Co. Ltd., Class H	1,501,041	4,945

CIFI Holdings Group Co. Ltd.	3,668,882	2,050

Country Garden Holdings Co. Ltd.	5,996,181	9,614

Fantasia Holdings Group Co. Ltd.	1,906,500	271

Greenland Hong Kong Holdings Ltd.	894,000	340

Greentown China Holdings Ltd.	865,000	1,042

Guangzhou R&F Properties Co. Ltd., Class H	1,175,402	2,747

Guorui Properties Ltd.	874,000	299

KWG Property Holding Ltd.	1,425,094	1,528

Logan Property Holdings Co. Ltd.	1,152,000	1,193

Longfor Properties Co. Ltd.	1,667,500	4,231

Powerlong Real Estate Holdings Ltd.	1,556,000	794

Redco Properties Group Ltd. (3)	1,004,000	473

Ronshine China Holdings Ltd. *	392,000	452

Shui On Land Ltd.	3,928,277	1,012

SOHO China Ltd. *	2,157,256	1,236

Sunac China Holdings Ltd.	2,197,050	10,154

Yuzhou Properties Co. Ltd.	1,409,000	763

		59,860

Egypt – 0.0%

Emaar Misr for Development S.A.E. *	719,915	134

Finland – 0.1%

Citycon OYJ	439,251	1,156

Technopolis OYJ	161,694	751

		1,907

France – 2.9%

ANF Immobilier	7,554	197

Carmila S.A.	24,457	702

Fonciere Des Regions	43,794	4,553

Gecina S.A.	50,250	8,149

ICADE	39,893	3,560

Klepierre S.A.	231,699	9,095

Mercialys S.A.	46,467	928

Unibail-Rodamco S.E.	111,754	27,205

		54,389

Germany – 3.4%

ADLER Real Estate A.G. *	35,136	556

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Germany – 3.4% – continued

ADO Properties S.A. (3)	32,905	$1,627

alstria office REIT-A.G.	150,539	2,150

Deutsche EuroShop A.G.	54,866	2,058

Deutsche Wohnen S.E.	400,422	17,005

DIC Asset A.G.	49,149	543

Grand City Properties S.A.	123,615	2,610

Hamborner REIT A.G.	86,227	933

LEG Immobilien A.G.	71,264	7,209

TAG Immobilien A.G.	167,074	2,807

TLG Immobilien A.G.	74,840	1,726

Vonovia S.E.	547,765	23,310

WCM Beteiligungs & Grundbesitz-A.G.	92,524	366

		62,900

Greece – 0.0%

Grivalia Properties REIC A.E.	54,127	557

Hong Kong – 9.5%

Champion REIT	2,232,846	1,542

China Jinmao Holdings Group Ltd.	5,602,000	2,829

China Merchants Land Ltd.	1,386,000	278

China Overseas Grand Oceans Group Ltd.	889,000	577

China Overseas Land & Investment Ltd.	4,356,542	14,206

China Resources Land Ltd.	3,028,155	9,297

CK Asset Holdings Ltd.	3,058,500	25,438

Gemdale Properties & Investment Corp. Ltd.	6,094,000	689

Glorious Property Holdings Ltd. *	2,948,100	328

Hang Lung Properties Ltd.	2,310,452	5,491

Henderson Land Development Co. Ltd.	1,209,005	8,033

Hongkong Land Holdings Ltd.	1,317,118	9,486

Hopson Development Holdings Ltd.	696,000	796

Hui Xian Real Estate Investment Trust	76,699	35

Hui Xian Real Estate Investment Trust (Hong Kong Exchange)	2,431,836	1,116

Hysan Development Co. Ltd.	699,045	3,293

I-CABLE Communications Ltd. *	384,721	12

Jiayuan International Group Ltd. *	1,000,000	685

K Wah International Holdings Ltd.	1,379,496	832

Kerry Properties Ltd.	675,099	2,803

Link REIT	2,510,300	20,367

Liu Chong Hing Investment Ltd.	206,000	345

LVGEM China Real Estate Investment Co. Ltd.	1,144,000	332

Minmetals Land Ltd.	1,458,000	226

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Hong Kong – 9.5% – continued

New World Development Co. Ltd.	6,205,774	$8,935

Poly Property Group Co. Ltd. *	2,166,000	1,115

Road King Infrastructure Ltd.	284,000	457

Shanghai Industrial Urban Development Group Ltd.	1,422,000	314

Shenzhen Investment Ltd.	3,436,182	1,558

Shimao Property Holdings Ltd.	1,369,869	2,998

Sino Land Co. Ltd.	3,318,666	5,828

Sinolink Worldwide Holdings Ltd. *	2,252,000	366

Spring Real Estate Investment Trust	883,000	393

Sun Hung Kai Properties Ltd.	1,613,425	26,333

Swire Properties Ltd.	1,203,000	4,084

Wharf Holdings (The) Ltd.	1,376,317	12,267

Yuexiu Property Co. Ltd.	7,085,442	1,446

Yuexiu Real Estate Investment Trust	1,288,000	812

		175,942

India – 0.1%

DLF Ltd.	481,361	1,216

Oberoi Realty Ltd.	95,435	620

Prestige Estates Projects Ltd.	131,308	550

Unitech Ltd. *	2,146,698	227

		2,613

Indonesia – 0.3%

Alam Sutera Realty Tbk PT	13,154,640	370

Bumi Serpong Damai Tbk PT	8,615,000	1,133

Ciputra Development Tbk PT	15,803,136	1,403

Intiland Development Tbk PT	6,173,600	189

Pakuwon Jati Tbk PT	26,302,940	1,194

Puradelta Lestari Tbk PT	13,916,000	207

Sentul City Tbk PT *	49,552,100	549

Summarecon Agung Tbk PT	12,398,900	983

		6,028

Ireland – 0.2%

Green REIT PLC	765,638	1,364

Hibernia REIT PLC	776,955	1,401

Irish Residential Properties REIT PLC	391,097	682

		3,447

Israel – 0.1%

Azrieli Group Ltd.	33,751	1,874

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Italy – 0.1%

Beni Stabili S.p.A. SIIQ	1,150,479	$998

Immobiliare Grande Distribuzione SIIQ S.p.A.	411,982	430

		1,428

Japan – 8.7%

Activia Properties, Inc.	683	2,837

Advance Residence Investment Corp.	1,433	3,524

Aeon Mall Co. Ltd.	135,466	2,412

AEON REIT Investment Corp.	1,558	1,577

Daiwa House REIT Investment Corp.	1,723	4,125

Daiwa Office Investment Corp.	318	1,592

Frontier Real Estate Investment Corp.	504	2,045

Fukuoka REIT Corp.	711	1,012

GLP J-REIT	2,785	2,903

Hulic Co. Ltd.	406,140	3,982

Hulic REIT, Inc.	1,055	1,557

Industrial & Infrastructure Fund Investment Corp.	413	1,751

Invincible Investment Corp.	3,507	1,450

Japan Excellent, Inc.	1,369	1,627

Japan Hotel REIT Investment Corp.	4,585	2,900

Japan Logistics Fund, Inc.	951	1,771

Japan Prime Realty Investment Corp.	965	3,224

Japan Real Estate Investment Corp.	1,402	6,741

Japan Rental Housing Investments, Inc.	1,711	1,208

Japan Retail Fund Investment Corp.	3,046	5,465

Kenedix Office Investment Corp.	408	2,243

Kenedix Retail REIT Corp.	574	1,194

Mitsubishi Estate Co. Ltd.	1,338,280	23,288

Mitsui Fudosan Co. Ltd.	1,071,062	23,246

Mori Hills REIT Investment Corp.	1,641	1,968

Mori Trust Sogo REIT, Inc.	1,125	1,684

Nippon Accommodations Fund, Inc.	507	1,969

Nippon Building Fund, Inc.	1,446	7,210

Nippon Prologis REIT, Inc.	1,954	4,118

Nomura Real Estate Holdings, Inc.	136,600	2,920

Nomura Real Estate Master Fund, Inc.	4,542	5,911

NTT Urban Development Corp.	123,000	1,225

Orix JREIT, Inc.	2,909	4,178

Premier Investment Corp.	1,442	1,369

Sekisui House REIT, Inc.	1,008	1,165

Sekisui House Residential Investment Corp.	1,214	1,189

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Japan – 8.7% – continued

Sumitomo Realty & Development Co. Ltd.	488,425	$14,794

Tokyo Tatemono Co. Ltd.	235,900	3,019

Tokyu REIT, Inc.	1,003	1,222

United Urban Investment Corp.	3,318	4,864

		162,479

Jersey – 0.0%

Target Healthcare REIT Ltd.	264,269	414

Malaysia – 0.4%

Capitaland Malaysia Mall Trust	1,249,400	420

Eastern & Oriental Bhd.	963,353	361

Eco World Development Group Bhd. *	1,096,800	403

IGB Real Estate Investment Trust	1,895,000	785

IOI Properties Group Bhd.	2,127,900	1,018

KLCCP Stapled Group	499,848	947

KSL Holdings Bhd. *	508,920	153

Mah Sing Group Bhd.	1,730,220	611

Malaysian Resources Corp. Bhd.	1,204,200	302

Pavilion Real Estate Investment Trust	872,800	362

SP Setia Bhd. Group	1,085,400	936

Sunway Real Estate Investment Trust	1,917,100	781

UEM Sunrise Bhd. *	1,801,200	486

UOA Development Bhd.	633,400	388

		7,953

Mexico – 0.6%

Concentradora Fibra Danhos S.A. de C.V.	255,553	437

Concentradora Fibra Hotelera Mexicana S.A. de C.V.	473,800	364

Consorcio ARA S.A.B. de C.V.	768,661	267

Corp. Inmobiliaria Vesta S.A.B. de C.V.	656,100	935

Fibra Uno Administracion S.A. de C.V.	3,039,109	5,127

Macquarie Mexico Real Estate Management S.A. de C.V. *	916,489	1,212

PLA Administradora Industrial S. de R.L. de C.V. *	684,400	1,178

Prologis Property Mexico S.A. de C.V.	383,300	758

		10,278

Netherlands – 0.3%

Eurocommercial Properties N.V. – CVA	52,999	2,266

NSI N.V.	19,966	787

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Netherlands – 0.3% – continued

Vastned Retail N.V.	20,899	$931

Wereldhave N.V.	45,386	2,141

		6,125

New Zealand – 0.1%

Kiwi Property Group Ltd.	1,626,103	1,586

Norway – 0.1%

Entra ASA (3)	122,882	1,682

Philippines – 0.9%

Ayala Land, Inc.	7,902,951	6,776

Filinvest Land, Inc.	10,917,989	436

Megaworld Corp.	13,167,401	1,358

Robinsons Land Corp.	1,789,475	892

SM Prime Holdings, Inc.	10,287,053	6,979

		16,441

Singapore – 3.0%

Ascendas Real Estate Investment Trust	2,666,353	5,238

Ascott Residence Trust	1,254,860	1,087

CapitaLand Commercial Trust	2,291,914	2,796

CapitaLand Ltd.	2,831,215	7,488

CapitaLand Mall Trust	2,627,415	3,877

CapitaLand Retail China Trust	613,409	726

CDL Hospitality Trusts	882,292	1,053

City Developments Ltd.	535,600	4,486

First Real Estate Investment Trust	596,951	588

Fortune Real Estate Investment Trust	1,498,920	1,762

Global Logistic Properties Ltd.	3,298,793	8,026

Keppel REIT	2,210,020	1,923

Lippo Malls Indonesia Retail Trust	2,262,100	717

Mapletree Commercial Trust	2,167,902	2,432

Mapletree Greater China Commercial Trust	2,163,700	1,842

Mapletree Industrial Trust	1,423,507	1,968

Mapletree Logistics Trust	1,674,774	1,532

Suntec Real Estate Investment Trust	2,811,291	3,872

UOL Group Ltd.	542,797	3,254

Yanlord Land Group Ltd.	755,100	1,032

		55,699

South Africa – 1.1%

Arrowhead Properties Ltd.	1,121,100	689

Attacq Ltd. *	697,035	953

Balwin Properties Ltd.	271,517	134

Delta Property Fund Ltd.	616,408	337

Emira Property Fund Ltd.	427,517	419

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

South Africa – 1.1% – continued

Growthpoint Properties Ltd.	3,079,772	$5,541

Hyprop Investments Ltd.	275,315	2,150

MAS Real Estate, Inc.	280,653	597

Rebosis Property Fund Ltd.	554,616	453

Redefine Properties Ltd.	5,713,352	4,511

Resilient REIT Ltd.	342,420	3,369

SA Corporate Real Estate Ltd.	2,822,898	1,020

Texton Property Fund Ltd.	159,003	81

Vukile Property Fund Ltd.	780,586	1,140

		21,394

Spain – 0.7%

Axiare Patrimonio SOCIMI S.A.	70,305	1,437

Hispania Activos Inmobiliarios SOCIMI S.A.	99,450	1,792

Inmobiliaria Colonial Socimi S.A.	283,558	2,816

Lar Espana Real Estate Socimi S.A.	101,208	984

Merlin Properties Socimi S.A.	375,855	5,210

		12,239

Sweden – 1.3%

Castellum AB	301,658	4,734

Catena AB	17,579	317

D Carnegie & Co. AB *	40,925	575

Dios Fastigheter AB	96,647	617

Fabege AB	146,484	3,005

Fastighets AB Balder, Class B *	109,721	2,854

Hemfosa Fastigheter AB	169,232	2,153

Hufvudstaden AB, Class A	123,386	2,107

Klovern AB, Class B	644,768	860

Kungsleden AB	212,787	1,465

Pandox AB	75,531	1,438

Wallenstam AB, Class B	208,235	2,074

Wihlborgs Fastigheter AB	75,185	1,841

		24,040

Switzerland – 0.9%

Allreal Holding A.G. (Registered) *	15,884	2,783

Mobimo Holding A.G. (Registered) *	6,872	1,857

PSP Swiss Property A.G. (Registered)	44,299	4,081

Swiss Prime Site A.G. (Registered) *	79,595	7,156

		15,877

Taiwan – 0.0%

Hong Pu Real Estate Development Co. Ltd.	250,585	174

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Thailand – 0.6%

AP Thailand PCL (Registered)	441,405	$104

AP Thailand PCL NVDR	2,174,104	512

Central Pattana PCL (Registered)	825,726	1,931

Central Pattana PCL NVDR	1,993,498	4,662

LPN Development PCL (Registered)	8,475	3

LPN Development PCL NVDR	1,097,601	408

Origin Property PCL NVDR	865,500	481

Pruksa Holding PCL NVDR	634,200	447

Sansiri PCL NVDR	10,546,966	721

SC Asset Corp. PCL (Registered)	747,984	77

SC Asset Corp. PCL NVDR	957,424	98

Siam Future Development PCL NVDR	1,082,894	208

Supalai PCL (Registered)	224,356	156

Supalai PCL NVDR	956,500	664

TICON Industrial Connection PCL NVDR	626,005	302

WHA Corp. PCL NVDR	7,998,200	854

		11,628

Turkey – 0.1%

Dogus Gayrimenkul Yatirim Ortakligi A.S. *	75,221	62

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. *	2,106,645	1,585

Is Gayrimenkul Yatirim Ortakligi A.S.	435,745	168

Torunlar Gayrimenkul Yatirim Ortakligi A.S.	87,311	161

		1,976

United Arab Emirates – 0.1%

Emaar Malls PJSC	2,286,003	1,451

RAK Properties PJSC	1,133,104	213

		1,664

United Kingdom – 4.2%

Assura PLC	2,017,923	1,696

Big Yellow Group PLC	163,234	1,655

British Land (The) Co. PLC	1,157,965	9,347

Capital & Counties Properties PLC	824,367	2,925

Capital & Regional PLC	592,598	451

Custodian REIT PLC	373,147	576

Daejan Holdings PLC	5,215	403

Derwent London PLC	112,881	4,227

Empiric Student Property PLC	667,564	906

F&C UK Real Estate Investment Ltd.	276,363	393

GCP Student Living PLC	438,211	851

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

United Kingdom – 4.2% – continued

Grainger PLC	463,378	$1,665

Great Portland Estates PLC	367,876	3,014

Hammerson PLC	891,984	6,420

Hansteen Holdings PLC	902,588	1,669

Helical PLC	111,845	451

Intu Properties PLC	999,883	3,089

Kennedy Wilson Europe Real Estate PLC	109,695	1,599

Land Securities Group PLC	806,375	10,511

LondonMetric Property PLC	712,468	1,587

NewRiver REIT PLC	334,751	1,519

Phoenix Spree Deutschland Ltd.	87,539	388

Primary Health Properties PLC	649,811	1,065

Redefine International PLC	1,351,790	688

Regional REIT Ltd. (3)	274,432	386

Safestore Holdings PLC	228,385	1,338

Schroder Real Estate Investment Trust Ltd.	582,653	480

Segro PLC	1,125,038	8,088

Shaftesbury PLC	253,278	3,448

Standard Life Investment Property Income Trust Ltd.	428,886	527

Tritax Big Box REIT PLC	1,538,076	2,935

UNITE Group (The) PLC	268,510	2,474

Workspace Group PLC	135,840	1,617

		78,388

United States – 46.4%

Acadia Realty Trust	92,664	2,652

Agree Realty Corp.	30,837	1,514

Alexander’s, Inc.	2,398	1,017

Alexandria Real Estate Equities, Inc.	104,000	12,373

American Assets Trust, Inc.	45,143	1,795

American Campus Communities, Inc.	150,131	6,628

American Homes 4 Rent, Class A	269,567	5,852

Apartment Investment & Management Co., Class A	175,460	7,696

Apple Hospitality REIT, Inc.	235,837	4,460

Ashford Hospitality Trust, Inc.	86,948	580

AvalonBay Communities, Inc.	154,858	27,630

Boston Properties, Inc.	173,216	21,285

Brandywine Realty Trust	193,970	3,393

Brixmor Property Group, Inc.	343,064	6,450

Camden Property Trust	102,089	9,336

CareTrust REIT, Inc.	84,075	1,601

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

United States – 46.4% – continued

CBL & Associates Properties, Inc.	188,303	$1,580

Cedar Realty Trust, Inc.	93,218	524

Chatham Lodging Trust	43,677	931

Chesapeake Lodging Trust	66,005	1,780

Columbia Property Trust, Inc.	137,340	2,990

Corporate Office Properties Trust	111,854	3,672

Cousins Properties, Inc.	466,929	4,361

CubeSmart	202,242	5,250

DCT Industrial Trust, Inc.	103,544	5,997

DDR Corp.	347,455	3,183

DiamondRock Hospitality Co.	223,380	2,446

Digital Realty Trust, Inc.	229,642	27,174

Douglas Emmett, Inc.	162,578	6,409

Duke Realty Corp.	399,631	11,517

EastGroup Properties, Inc.	37,547	3,309

Education Realty Trust, Inc.	82,126	2,951

Empire State Realty Trust, Inc., Class A	143,054	2,938

EPR Properties	70,517	4,918

Equity Commonwealth *	135,128	4,108

Equity Commonwealth – (Fractional Shares) *(2)	75,000	–

Equity LifeStyle Properties, Inc.	91,452	7,781

Equity Residential	400,942	26,434

Essex Property Trust, Inc.	73,481	18,666

Extra Space Storage, Inc.	136,800	10,933

Federal Realty Investment Trust	80,865	10,044

First Industrial Realty Trust, Inc.	132,937	4,000

First Potomac Realty Trust	65,371	728

Forest City Realty Trust, Inc., Class A	272,339	6,947

Four Corners Property Trust, Inc.	68,838	1,715

Franklin Street Properties Corp.	116,794	1,240

Gaming and Leisure Properties, Inc.	225,985	8,337

Getty Realty Corp.	34,991	1,001

GGP, Inc.	692,831	14,390

Global Net Lease, Inc.	74,833	1,638

Government Properties Income Trust	105,131	1,973

Gramercy Property Trust	169,010	5,113

HCP, Inc.	527,896	14,691

Healthcare Realty Trust, Inc.	137,069	4,433

Healthcare Trust of America, Inc., Class A	222,618	6,634

Hersha Hospitality Trust	43,154	806

Highwoods Properties, Inc.	113,787	5,927

Hospitality Properties Trust	181,413	5,168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

United States – 46.4% – continued

Host Hotels & Resorts, Inc.	820,760	$15,176

Hudson Pacific Properties, Inc.	175,510	5,885

Investors Real Estate Trust	134,298	821

Invitation Homes, Inc.	98,899	2,240

JBG SMITH Properties *	96,681	3,307

Kilroy Realty Corp.	108,395	7,709

Kimco Realty Corp.	463,855	9,068

Kite Realty Group Trust	92,547	1,874

LaSalle Hotel Properties	127,114	3,689

Lexington Realty Trust	262,786	2,686

Liberty Property Trust	164,905	6,771

Life Storage, Inc.	51,445	4,209

LTC Properties, Inc.	43,740	2,055

Macerich (The) Co.	153,894	8,460

Mack-Cali Realty Corp.	101,159	2,399

Medical Properties Trust, Inc.	404,745	5,314

Mid-America Apartment Communities, Inc.	127,364	13,613

Monmouth Real Estate Investment Corp.	77,855	1,260

National Health Investors, Inc.	44,376	3,430

National Retail Properties, Inc.	166,800	6,949

National Storage Affiliates Trust	49,266	1,194

New Senior Investment Group, Inc.	91,399	836

Omega Healthcare Investors, Inc.	218,376	6,968

Paramount Group, Inc.	222,772	3,564

Park Hotels & Resorts, Inc.	161,473	4,450

Parkway, Inc.	46,687	1,075

Pebblebrook Hotel Trust	76,905	2,779

Pennsylvania Real Estate Investment Trust	75,627	793

Physicians Realty Trust	201,189	3,567

Piedmont Office Realty Trust, Inc., Class A	162,714	3,280

Prologis, Inc.	592,954	37,629

PS Business Parks, Inc.	22,060	2,945

Public Storage	166,432	35,615

QTS Realty Trust, Inc., Class A	53,471	2,800

Quality Care Properties, Inc. *	105,536	1,636

Ramco-Gershenson Properties Trust	87,002	1,132

Realty Income Corp.	307,123	17,564

Regency Centers Corp.	167,602	10,398

Retail Opportunity Investments Corp.	121,011	2,300

Retail Properties of America, Inc., Class A	259,541	3,408

Rexford Industrial Realty, Inc.	78,842	2,256

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

United States – 46.4% – continued

RLJ Lodging Trust	189,491	$4,169

Ryman Hospitality Properties, Inc.	49,403	3,087

Sabra Health Care REIT, Inc.	195,472	4,289

Saul Centers, Inc.	12,306	762

Select Income REIT	70,504	1,651

Senior Housing Properties Trust	262,960	5,141

Seritage Growth Properties, Class A	28,166	1,298

Simon Property Group, Inc.	349,800	56,321

SL Green Realty Corp.	108,408	10,984

Spirit Realty Capital, Inc.	543,659	4,659

STAG Industrial, Inc.	103,792	2,851

Starwood Waypoint Homes	142,766	5,192

STORE Capital Corp.	191,594	4,765

Summit Hotel Properties, Inc.	115,796	1,852

Sun Communities, Inc.	85,336	7,312

Sunstone Hotel Investors, Inc.	252,044	4,050

Tanger Factory Outlet Centers, Inc.	103,486	2,527

Taubman Centers, Inc.	66,290	3,295

Terreno Realty Corp.	57,332	2,074

Tier REIT, Inc.	52,813	1,019

TravelCenters of America LLC – (Fractional Shares) *(2)	50,000	–

UDR, Inc.	298,285	11,344

Universal Health Realty Income Trust	14,042	1,060

Urban Edge Properties	109,159	2,633

Urstadt Biddle Properties, Inc., Class A	33,160	720

Ventas, Inc.	398,862	25,978

VEREIT, Inc.	1,097,537	9,099

Vornado Realty Trust	193,374	14,867

Washington Prime Group, Inc.	208,376	1,736

Washington Real Estate Investment Trust	86,273	2,826

Weingarten Realty Investors	134,870	4,281

Welltower, Inc.	412,336	28,979

WP Carey, Inc.	118,644	7,995

Xenia Hotels & Resorts, Inc.	120,196	2,530
		863,349
Total Common Stocks
(Cost $1,397,477)		1,834,780

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (4)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

Malaysia – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21 (MYR) (5)(6)	$114	$13
Total Convertible Bonds
(Cost $25)		13

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Singapore – 0.0%

CapitaLand Commercial Trust *	380,457	$82

Mapletree Logistics Trust *	167,477	12
		94
Total Rights
(Cost $–)		94

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Thailand – 0.0%

Supalai PCL, Exp. 10/20/18, Strike $4.00 *	56,089	$33
Total Warrants
(Cost $–)		33

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.3%

F&C Commercial Property Trust Ltd. (1)	587,295	$1,173

MedicX Fund Ltd. (1)	472,138	576

Northern Institutional Funds – Government Assets Portfolio, 0.82% (7)(8)	2,378,610	2,379

Picton Property Income (The) Ltd. (1)	603,538	689

UK Commercial Property Trust Ltd. (1)	741,777	914
Total Investment Companies
(Cost $5,278)		5,731

Total Investments – 98.9%
(Cost $1,402,780)		1,840,651

Other Assets less Liabilities – 1.1%		21,296
Net Assets – 100.0%		$1,861,947

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Principal amount is in USD unless otherwise indicated.
(5)	Level 3 asset.
(6)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Canadian Dollar	17	United States Dollar	14	12/20/17	$1
BNY Mellon	Hong Kong Dollar	3,897	United States Dollar	500	12/20/17	–	*
Citibank	Japanese Yen	14,472	United States Dollar	131	12/20/17	2
Toronto-Dominion Bank	Japanese Yen	44,237	United States Dollar	400	12/20/17	5
Subtotal Appreciation						8
Bank of Montreal	Euro	169	United States Dollar	200	12/20/17	(1)
BNP	United States Dollar	142	Australian Dollar	178	12/20/17	(2)
BNP	United States Dollar	873	Euro	726	12/20/17	(11)
Citibank	United States Dollar	6	Singapore Dollar	9	12/20/17	–	*
Goldman Sachs	British Pound	522	United States Dollar	700	12/20/17	(1)
Goldman Sachs	United States Dollar	117	Swedish Krona	928	12/20/17	(3)
Morgan Stanley	United States Dollar	10	Bristish Pound	7	12/20/17	–	*
Morgan Stanley	United States Dollar	1,166	Hong Kong Dollar	9,084	12/20/17	–	*
Societe Generale	Japanese Yen	67,355	United States Dollar	600	12/20/17	(1)
Societe Generale	United States Dollar	84	Swiss Franc	80	12/20/17	(1)
Subtotal Depreciation						(20)

Total						$(12)

*	Amount rounds to less than one thousand.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P Midcap 400 (United States Dollar)	90	$16,161	Long	12/17	$322
FTSE 100 Index (British Pound)	43	4,223	Long	12/17	(4)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Hang Seng Index (Hong Kong Dollar)	4	$704	Long	10/17	$5
SPI 200 Index (Australian Dollar)	18	2,001	Long	12/17	(14)
Topix Index (Japanese Yen)	11	1,637	Long	12/17	71

Total					$380

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	9.2%
Diversified REITs	11.0
Health Care REITs	6.6
Industrial REITs	6.8
Office REITs	10.5
Real Estate Development	8.1
Real Estate Operating Companies	9.6
Residential REITs	9.5
Retail REITs	19.1
Specialized REITs	5.7
Other Industries less than 5%	3.9

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.5%
Hong Kong Dollar	12.3
Japanese Yen	8.8
Euro	8.7
Australian Dollar	5.1
All other currencies less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$13,394	$–	$–	$13,394
Canada	45,794	–	–	45,794
Chile	1,795	–	–	1,795
Egypt	134	–	–	134
Germany	9,301	53,599	–	62,900
Italy	998	430	–	1,428
Mexico	10,278	–	–	10,278
Taiwan	174	–	–	174
United States	863,349	–	–	863,349
All Other Countries (1)	–	835,534	–	835,534
Total Common Stocks	945,217	889,563	–	1,834,780
Convertible Bonds (1)	–	–	13	13
Rights (1)	–	94	–	94
Warrants (1)	–	33	–	33
Investment Companies	2,379	3,352	–	5,731
Total Investments	$947,596	$893,042	$13	$1,840,651

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$8	$–	$8
Futures Contracts	398	–	–	398
Liabilities
Forward Foreign Currency Exchange Contracts	–	(20)	–	(20)
Futures Contracts	(18)	–	–	(18)
Total Other Financial Instruments	$380	$(12)	$–	$368

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000s)	Reason
Common Stocks
Germany	$3,153	Valuations at official close price with foreign fair value adjustment
Italy	430	Valuations at official close price with foreign fair value adjustment

Total	$3,583

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000s)	Reason
Common Stocks
Germany	$8,935	Valuations at official close price
Taiwan	174	Valuations at official close price

Total	$9,109

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (LOSSES) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/17 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000s)

Convertible Bond

Malaysia	$12	$1	$–	$–*	$–	$–	$–	$–	$13	$–*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 9/30/17 above using evaluated prices provided by a third party provider.

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

REIT - Real Estate Investment Trust

USD - United States Dollar

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1)

Australia – 3.4%

AGL Energy Ltd.	11,297	$208

Amcor Ltd.	20,579	246

AMP Ltd.	49,980	190

APA Group	18,419	121

ASX Ltd.	3,233	133

Aurizon Holdings Ltd.	37,460	145

AusNet Services	27,225	36

Australia & New Zealand Banking Group Ltd.	52,151	1,216

Bendigo & Adelaide Bank Ltd.	8,291	76

BlueScope Steel Ltd.	9,568	82

Boral Ltd.	19,544	104

Brambles Ltd.	28,588	202

Caltex Australia Ltd.	4,355	110

Coca-Cola Amatil Ltd.	11,227	68

Cochlear Ltd.	958	120

Commonwealth Bank of Australia	30,589	1,812

Computershare Ltd.	8,063	92

Dexus	16,951	127

Flight Centre Travel Group Ltd.	923	33

Goodman Group	30,465	198

GPT Group (The)	33,450	131

Healthscope Ltd.	32,163	42

Insurance Australia Group Ltd.	42,460	213

LendLease Group	10,710	151

Macquarie Group Ltd.	5,708	408

Mirvac Group	62,116	112

National Australia Bank Ltd.	47,684	1,185

Newcrest Mining Ltd.	13,755	226

Ramsay Health Care Ltd.	2,592	127

Scentre Group	95,237	294

SEEK Ltd.	5,503	72

South32 Ltd. (Athens Stock Exchange)	90,731	234

Stockland	41,017	139

Sydney Airport	18,821	105

Telstra Corp. Ltd.	74,491	204

Transurban Group	37,541	351

Wesfarmers Ltd.	20,317	659

Westpac Banking Corp.	59,421	1,497

Woodside Petroleum Ltd.	13,483	309
		11,778

Austria – 0.0%

OMV A.G.	2,468	144

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Belgium – 0.2%

Colruyt S.A.	1,039	$53

KBC Group N.V.	4,414	374

Umicore S.A.	1,589	132
		559

Canada – 4.2%

Agnico Eagle Mines Ltd.	4,139	187

Agrium, Inc.	2,527	271

Alimentation Couche-Tard, Inc., Class B	7,400	337

AltaGas Ltd.	2,627	61

ARC Resources Ltd.	6,074	84

Atco Ltd., Class I	1,241	46

Bank of Montreal	11,411	864

Bank of Nova Scotia (The)	21,276	1,368

BlackBerry Ltd. *	8,400	94

CAE, Inc.	4,700	82

Canadian Imperial Bank of Commerce	7,695	673

Canadian National Railway Co.	13,402	1,110

Canadian Tire Corp. Ltd., Class A	1,259	157

Canadian Utilities Ltd., Class A	2,192	68

Cenovus Energy, Inc.	19,169	192

CGI Group, Inc., Class A *	3,819	198

Empire Co. Ltd., Class A	3,119	55

Enbridge, Inc.	28,867	1,206

Encana Corp.	18,047	213

Finning International, Inc.	3,304	76

First Capital Realty, Inc.	2,700	43

Fortis, Inc.	7,255	260

Franco-Nevada Corp.	3,215	249

Gildan Activewear, Inc.	4,012	125

Hydro One Ltd. (2)	5,000	91

Jean Coutu Group PJC (The), Inc., Class A	1,400	27

Kinross Gold Corp. *	20,743	88

Loblaw Cos. Ltd.	3,743	204

Lululemon Athletica, Inc. *	2,037	127

Magna International, Inc.	6,444	344

Metro, Inc.	3,863	133

National Bank of Canada	6,044	291

Open Text Corp.	4,412	142

Pembina Pipeline Corp.	7,151	251

Potash Corp. of Saskatchewan, Inc.	14,976	288

PrairieSky Royalty Ltd.	4,065	104

Rogers Communications, Inc., Class B	6,445	332

Shaw Communications, Inc., Class B	7,127	164

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Canada – 4.2% – continued

Sun Life Financial, Inc.	10,706	$426

Suncor Energy, Inc.	29,602	1,037

Teck Resources Ltd., Class B	10,111	213

TELUS Corp.	3,223	116

TELUS Corp. (New York Exchange)	624	22

Toronto-Dominion Bank (The)	32,586	1,835
		14,254

Denmark – 0.9%

Chr Hansen Holding A/S	1,651	142

Coloplast A/S, Class B	1,990	161

Genmab A/S *	1,032	228

ISS A/S	2,788	112

Novo Nordisk A/S, Class B	32,992	1,584

Novozymes A/S, Class B	3,966	204

Pandora A/S	1,868	184

Tryg A/S	1,801	42

Vestas Wind Systems A/S	3,733	335
		2,992

Finland – 0.3%

Neste OYJ	2,411	105

Nokian Renkaat OYJ	2,178	97

Orion OYJ, Class B	1,799	84

Stora Enso OYJ (Registered)	9,230	131

UPM-Kymmene OYJ	9,489	257

Wartsila OYJ Abp	2,807	199
		873

France – 3.6%

Accor S.A.	3,101	154

Aeroports de Paris	514	83

Air Liquide S.A.	6,979	930

AXA S.A.	34,521	1,044

Capgemini S.E.	2,935	344

Carrefour S.A.	9,827	198

Casino Guichard Perrachon S.A.	966	57

Cie de Saint-Gobain	8,684	518

Cie Generale des Etablissements Michelin	3,010	440

CNP Assurances	2,964	70

Danone S.A.	10,365	813

Essilor International S.A.	3,603	446

Eurazeo S.A.	739	66

Gecina S.A.	788	128

Imerys S.A.	582	53

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

France – 3.6% – continued

JCDecaux S.A.	1,208	$45

Kering	1,368	545

Lagardere S.C.A.	1,858	62

L’Oreal S.A.	4,487	953

Natixis S.A.	15,774	126

Orange S.A.	34,667	568

Renault S.A.	3,138	308

Rexel S.A.	5,324	92

Schneider Electric S.E. (Euronext Paris Exchange) *	9,876	860

SES S.A.	6,679	146

Societe BIC S.A.	457	55

Suez	6,775	124

TOTAL S.A.	41,058	2,208

Unibail-Rodamco S.E.	1,743	424

Vivendi S.A.	18,101	458

Wendel S.A.	449	73
		12,391

Germany – 3.6%

adidas A.G.	3,353	758

Allianz S.E. (Registered)	8,082	1,814

BASF S.E.	16,246	1,729

Bayerische Motoren Werke A.G.	5,792	588

Beiersdorf A.G.	1,732	186

Commerzbank A.G. *	19,007	259

Deutsche Boerse A.G.	3,370	365

Deutsche Post A.G. (Registered)	17,296	770

Evonik Industries A.G.	2,723	97

Fraport A.G. Frankfurt Airport Services Worldwide	690	65

HeidelbergCement A.G.	2,749	283

Henkel A.G. & Co. KGaA	1,939	236

Merck KGaA	2,300	256

METRO A.G. *	3,088	65

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,699	577

OSRAM Licht A.G.	1,528	122

ProSiebenSat.1 Media S.E.	3,893	133

SAP S.E.	17,376	1,904

Siemens A.G. (Registered)	13,526	1,906

Symrise A.G.	2,357	179
		12,292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Hong Kong – 0.7%

BOC Hong Kong Holdings Ltd.	65,000	$316

CLP Holdings Ltd.	29,306	301

Hang Lung Properties Ltd.	33,000	78

Hang Seng Bank Ltd.	13,978	341

Henderson Land Development Co. Ltd.	19,800	132

Hong Kong & China Gas Co. Ltd.	155,186	292

Hong Kong Exchanges & Clearing Ltd.	20,486	555

Hysan Development Co. Ltd.	10,000	47

Li & Fung Ltd.	90,000	45

MTR Corp. Ltd.	25,297	148

Shangri-La Asia Ltd.	22,000	41

Swire Pacific Ltd., Class A	8,500	83

Swire Properties Ltd.	18,878	64

Yue Yuen Industrial Holdings Ltd.	13,000	50
		2,493

Ireland – 0.8%

Accenture PLC, Class A	10,960	1,480

Allegion PLC	1,600	138

CRH PLC (Dublin Exchange)	14,618	553

DCC PLC	1,633	159

Kerry Group PLC, Class A	2,815	271
		2,601

Israel – 0.1%

Bank Hapoalim B.M.	17,881	125

Bank Leumi Le-Israel B.M.	24,250	129

Mizrahi Tefahot Bank Ltd.	2,345	42
		296

Italy – 0.5%

Assicurazioni Generali S.p.A.	21,704	405

Intesa Sanpaolo S.p.A.	222,752	788

Intesa Sanpaolo S.p.A. (RSP)	15,191	50

Snam S.p.A.	40,536	195

Tenaris S.A.	7,996	113

Terna Rete Elettrica Nazionale S.p.A.	23,752	139

UnipolSai Assicurazioni S.p.A.	16,508	39
		1,729

Japan – 8.2%

Aeon Co. Ltd.	10,200	151

AEON Financial Service Co. Ltd.	1,690	35

Aeon Mall Co. Ltd.	1,680	30

Aisin Seiki Co. Ltd.	3,000	158

Ajinomoto Co., Inc.	10,300	201

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Japan – 8.2% – continued

Alfresa Holdings Corp.	2,900	$53

Amada Holdings Co. Ltd.	5,800	64

ANA Holdings, Inc.	2,000	76

Asahi Glass Co. Ltd.	3,400	126

Asahi Kasei Corp.	22,000	271

Asics Corp.	2,500	37

Astellas Pharma, Inc.	36,400	464

Benesse Holdings, Inc.	1,200	43

Casio Computer Co. Ltd.	3,500	49

Central Japan Railway Co.	2,500	439

Chugai Pharmaceutical Co. Ltd.	3,810	158

Dai Nippon Printing Co. Ltd.	4,500	108

Daicel Corp.	4,400	53

Daikin Industries Ltd.	4,500	456

Daiwa House Industry Co. Ltd.	10,300	356

Denso Corp.	8,600	436

Dentsu, Inc.	3,700	163

East Japan Railway Co.	5,900	545

Eisai Co. Ltd.	4,905	252

Fast Retailing Co. Ltd.	1,000	295

FUJIFILM Holdings Corp.	7,600	296

Fujitsu Ltd.	35,000	261

Hino Motors Ltd.	4,200	51

Hitachi Chemical Co. Ltd.	1,917	53

Hitachi Construction Machinery Co. Ltd.	1,700	50

Hitachi High-Technologies Corp.	1,143	42

Hitachi Metals Ltd.	3,900	54

Honda Motor Co. Ltd.	30,100	892

Hulic Co. Ltd.	4,600	45

Inpex Corp.	15,900	169

Kajima Corp.	15,000	149

Kaneka Corp.	5,000	39

Kansai Paint Co. Ltd.	3,300	83

Kao Corp.	8,600	507

Kawasaki Heavy Industries Ltd.	2,500	83

KDDI Corp.	32,300	852

Keio Corp.	2,000	83

Keyence Corp.	1,700	906

Kikkoman Corp.	2,500	77

Kobe Steel Ltd.	4,955	57

Komatsu Ltd.	16,200	461

Konica Minolta, Inc.	8,200	67

Kubota Corp.	18,700	341

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Japan – 8.2% – continued

Kuraray Co. Ltd.	6,000	$112

Kurita Water Industries Ltd.	1,500	43

Kyocera Corp.	5,900	365

Kyowa Hakko Kirin Co. Ltd.	4,500	77

Lawson, Inc.	800	53

Marui Group Co. Ltd.	3,300	47

Mazda Motor Corp.	10,300	158

McDonald’s Holdings Co. Japan Ltd.	1,100	49

Miraca Holdings, Inc.	1,000	47

Mitsubishi Corp.	26,400	614

Mitsubishi Electric Corp.	33,500	524

Mitsubishi Estate Co. Ltd.	22,000	383

Mitsubishi Materials Corp.	2,100	73

Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	43

Mitsui Chemicals, Inc.	3,200	97

Mitsui Fudosan Co. Ltd.	15,700	341

Mitsui OSK Lines Ltd.	1,900	58

Mizuho Financial Group, Inc.	429,473	753

Murata Manufacturing Co. Ltd.	3,315	490

Nabtesco Corp.	2,000	74

NEC Corp.	4,300	117

NGK Insulators Ltd.	4,500	84

NGK Spark Plug Co. Ltd.	2,900	62

Nikon Corp.	6,000	104

Nippon Express Co. Ltd.	1,400	91

Nippon Prologis REIT, Inc.	34	72

Nippon Yusen K.K. *	13,500	281

Nissan Motor Co. Ltd.	40,400	400

Nissin Foods Holdings Co. Ltd.	1,100	67

Nitto Denko Corp.	2,800	234

Nomura Real Estate Holdings, Inc.	2,000	43

Nomura Research Institute Ltd.	2,492	97

NSK Ltd.	8,000	108

NTT DOCOMO, Inc.	23,900	546

Obayashi Corp.	12,700	152

Omron Corp.	3,500	178

Oriental Land Co. Ltd.	4,000	305

Osaka Gas Co. Ltd.	6,200	115

Panasonic Corp.	38,400	557

Resona Holdings, Inc.	37,200	191

Rinnai Corp.	600	52

Santen Pharmaceutical Co. Ltd.	6,300	99

Secom Co. Ltd.	3,600	263

Sekisui Chemical Co. Ltd.	7,000	138

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Japan – 8.2% – continued

Sekisui House Ltd.	10,300	$174

Seven & i Holdings Co. Ltd.	13,600	525

Shimadzu Corp.	4,800	95

Shimizu Corp.	10,400	115

Shin-Etsu Chemical Co. Ltd.	7,000	626

Shionogi & Co. Ltd.	5,300	290

Shiseido Co. Ltd.	6,800	273

Showa Shell Sekiyu K.K.	2,800	32

Sompo Holdings, Inc.	6,300	246

Sony Corp.	22,100	823

Stanley Electric Co. Ltd.	2,333	80

Subaru Corp.	10,908	394

Sumitomo Chemical Co. Ltd.	28,000	175

Sumitomo Corp.	21,000	302

Sumitomo Dainippon Pharma Co. Ltd.	2,435	32

Sumitomo Electric Industries Ltd.	13,700	224

Sumitomo Heavy Industries Ltd.	2,000	80

Sumitomo Metal Mining Co. Ltd.	4,500	145

Sumitomo Mitsui Trust Holdings, Inc.	6,200	224

Sumitomo Rubber Industries Ltd.	3,100	57

Suntory Beverage & Food Ltd.	2,300	103

Suzuken Co. Ltd.	1,238	44

Sysmex Corp.	2,742	175

T&D Holdings, Inc.	9,900	144

Takashimaya Co. Ltd.	5,000	47

Takeda Pharmaceutical Co. Ltd.	12,500	692

TDK Corp.	2,200	150

Teijin Ltd.	3,000	59

Toho Co. Ltd.	2,000	70

Toho Gas Co. Ltd.	1,200	35

Tokyo Electron Ltd.	2,800	432

Tokyo Gas Co. Ltd.	6,600	162

Tokyu Corp.	9,000	128

Tokyu Fudosan Holdings Corp.	8,400	51

Toppan Printing Co. Ltd.	9,000	89

Toray Industries, Inc.	26,200	254

TOTO Ltd.	2,500	105

Toyo Suisan Kaisha Ltd.	1,600	59

Toyoda Gosei Co. Ltd.	1,100	26

Toyota Tsusho Corp.	3,600	118

USS Co. Ltd.	3,500	71

West Japan Railway Co.	3,100	216

Yakult Honsha Co. Ltd.	1,500	108

Yamada Denki Co. Ltd.	10,260	56

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Japan – 8.2% – continued

Yamaha Corp.	2,800	$103

Yamaha Motor Co. Ltd.	4,700	141

Yaskawa Electric Corp.	4,700	150

Yokogawa Electric Corp.	3,700	63
		28,157

Netherlands – 1.5%

Aegon N.V.	31,202	182

Akzo Nobel N.V.	4,396	406

ASML Holding N.V.	6,640	1,133

Core Laboratories N.V.	789	78

EXOR N.V.	1,894	120

Gemalto N.V.	1,381	61

ING Groep N.V.	68,865	1,270

Koninklijke Ahold Delhaize N.V.	22,335	418

Koninklijke DSM N.V.	3,114	255

Koninklijke KPN N.V.	58,286	200

Koninklijke Philips N.V.	16,334	675

Koninklijke Vopak N.V.	1,087	48

NN Group N.V.	5,605	235

QIAGEN N.V. *	3,583	113
		5,194

New Zealand – 0.1%

Auckland International Airport Ltd.	16,389	76

Contact Energy Ltd.	11,067	44

Fletcher Building Ltd.	12,259	71

Mercury NZ Ltd.	13,455	33

Meridian Energy Ltd.	20,707	43

Ryman Healthcare Ltd.	7,209	48
		315

Norway – 0.4%

DNB ASA	17,407	351

Marine Harvest ASA *	7,289	144

Norsk Hydro ASA	22,935	167

Orkla ASA	14,937	153

Statoil ASA	20,196	405

Telenor ASA	13,373	284
		1,504

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) *(3)	29,034	—

EDP – Energias de Portugal S.A.	42,809	161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Portugal – 0.1% – continued

Galp Energia SGPS S.A.	8,511	$151

Jeronimo Martins SGPS S.A.	4,759	94
		406

Singapore – 0.5%

Ascendas Real Estate Investment Trust	39,800	78

CapitaLand Commercial Trust	34,100	42

CapitaLand Ltd.	42,500	112

CapitaLand Mall Trust	39,600	58

City Developments Ltd.	6,500	54

DBS Group Holdings Ltd.	31,533	485

Global Logistic Properties Ltd.	44,000	107

Jardine Cycle & Carriage Ltd.	1,544	45

Keppel Corp. Ltd.	25,000	120

Singapore Airlines Ltd.	9,700	72

Singapore Press Holdings Ltd.	24,800	50

Singapore Telecommunications Ltd.	143,400	389

StarHub Ltd.	10,300	20

UOL Group Ltd.	8,082	49
		1,681

South Africa – 0.1%

Investec PLC	10,872	79

Mediclinic International PLC	6,453	56

Mondi PLC	6,575	177
		312

Spain – 1.4%

Amadeus IT Group S.A.	7,622	496

Banco Bilbao Vizcaya Argentaria S.A.	116,651	1,040

Banco de Sabadell S.A.	101,185	212

Bankinter S.A.	11,307	107

CaixaBank S.A.	62,993	316

Distribuidora Internacional de Alimentacion S.A.	11,984	70

Enagas S.A.	3,811	107

Ferrovial S.A.	8,188	180

Gas Natural SDG S.A.	5,870	130

Iberdrola S.A.	102,692	798

Industria de Diseno Textil S.A.	19,188	723

Red Electrica Corp. S.A.	7,443	156

Repsol S.A.	21,888	404
		4,739

Sweden – 1.7%

Assa Abloy AB, Class B	17,707	405

Atlas Copco AB, Class A	12,187	517

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Sweden – 1.7% – continued

Atlas Copco AB, Class B	6,991	$272

Autoliv, Inc.	1,513	187

Boliden AB	4,675	158

Essity AB, Class B *	10,779	294

Hennes & Mauritz AB, Class B	16,661	432

Husqvarna AB, Class B	6,716	69

ICA Gruppen AB	1,241	47

Industrivarden AB, Class C	2,608	66

Kinnevik AB, Class B	4,031	132

L E Lundbergforetagen AB, Class B	639	51

Nordea Bank AB	54,301	738

Sandvik AB	20,555	355

Skandinaviska Enskilda Banken AB, Class A	27,031	357

Skanska AB, Class B	6,238	145

SKF AB, Class B	6,421	140

Svenska Handelsbanken AB, Class A	26,854	406

Swedbank AB, Class A	15,933	441

Telefonaktiebolaget LM Ericsson, Class B	54,139	312

Telia Co. AB	44,004	207
		5,731

Switzerland – 4.2%

ABB Ltd. (Registered)	35,000	865

Adecco Group A.G. (Registered)	2,781	217

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	17	97

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	139

Chubb Ltd.	8,265	1,178

Cie Financiere Richemont S.A. (Registered)	9,165	838

Coca-Cola HBC A.G. – CDI *	3,102	105

Ferguson PLC	4,491	295

Garmin Ltd.	2,100	113

Givaudan S.A. (Registered)	164	357

Kuehne + Nagel International A.G. (Registered)	976	181

LafargeHolcim Ltd. (Registered) *	5,556	325

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	2,416	141

Lonza Group A.G. (Registered) *	1,310	344

Novartis A.G. (Registered)	39,292	3,372

Roche Holding A.G. (Genusschein)	12,411	3,168

SGS S.A. (Registered)	99	237

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

Switzerland – 4.2% – continued

Sika A.G. (Bearer)	38	$283

Swiss Re A.G.	5,632	510

Swisscom A.G. (Registered)	438	224

TE Connectivity Ltd.	6,378	530

Weatherford International PLC *	14,997	69

Zurich Insurance Group A.G.	2,637	805
		14,393

United Kingdom – 6.2%

3i Group PLC	17,529	214

Aon PLC	4,611	674

Associated British Foods PLC	6,366	273

Aviva PLC	70,898	489

Barratt Developments PLC	16,880	139

Berkeley Group Holdings (The) PLC	2,205	110

British Land (The) Co. PLC	17,932	145

BT Group PLC	147,456	561

Burberry Group PLC	7,908	187

Capita PLC	11,235	85

CNH Industrial N.V.	17,419	209

Coca-Cola European Partners PLC	636	27

Coca-Cola European Partners PLC (New York Exchange)	3,245	135

Croda International PLC	2,190	111

Delphi Automotive PLC	4,695	462

easyJet PLC	2,585	42

GlaxoSmithKline PLC	86,980	1,735

Hammerson PLC	13,140	95

IHS Markit Ltd. *	7,092	313

InterContinental Hotels Group PLC	3,285	173

Intertek Group PLC	2,919	195

ITV PLC	62,020	145

J Sainsbury PLC	26,695	85

Johnson Matthey PLC	3,632	167

Kingfisher PLC	41,938	168

Land Securities Group PLC	12,634	165

Legal & General Group PLC	108,137	377

Liberty Global PLC, Class A *	3,886	132

Liberty Global PLC, Class C *	10,110	331

London Stock Exchange Group PLC	5,575	286

Marks & Spencer Group PLC	27,439	130

Meggitt PLC	13,206	92

Merlin Entertainments PLC (2)	11,222	67

Michael Kors Holdings Ltd. *	2,636	126

National Grid PLC	60,379	747

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United Kingdom – 6.2% – continued

Next PLC	2,465	$174

Old Mutual PLC	88,269	230

Pearson PLC	14,318	117

Pentair PLC	3,117	212

Prudential PLC	46,012	1,102

Reckitt Benckiser Group PLC	11,874	1,085

RELX N.V.	17,119	365

RELX PLC	6,480	142

RELX PLC (London Exchange)	13,036	286

RSA Insurance Group PLC	17,294	144

Schroders PLC	2,082	94

Segro PLC	16,472	118

Sky PLC	17,602	216

SSE PLC	17,618	330

Standard Chartered PLC *	58,941	586

Standard Life Aberdeen PLC	46,743	272

Tate & Lyle PLC	8,113	70

Taylor Wimpey PLC	59,052	155

TechnipFMC PLC *	3,534	98

TechnipFMC PLC (New York Exchange) *	3,924	109

Tesco PLC *	143,832	361

Travis Perkins PLC	4,402	85

Unilever N.V. – CVA	28,816	1,706

Unilever PLC	22,710	1,314

United Utilities Group PLC	12,388	142

Vodafone Group PLC	472,099	1,322

Whitbread PLC	3,126	158

Willis Towers Watson PLC	2,322	358

Wm Morrison Supermarkets PLC	40,778	128

WPP PLC	22,398	416
		21,287

United States – 55.4%

3M Co.	10,547	2,214

A.O. Smith Corp.	2,682	159

Acuity Brands, Inc.	800	137

Advance Auto Parts, Inc.	1,360	135

AES Corp.	10,900	120

Aflac, Inc.	7,078	576

AGCO Corp.	1,036	76

Agilent Technologies, Inc.	5,659	363

Air Products & Chemicals, Inc.	3,902	590

Albemarle Corp.	1,900	259

Alexandria Real Estate Equities, Inc.	1,626	193

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Align Technology, Inc. *	1,300	$242

Alliant Energy Corp.	4,059	169

Allstate (The) Corp.	6,520	599

Ally Financial, Inc.	7,800	189

Alphabet, Inc., Class C *	5,507	5,282

AMERCO	100	37

American Express Co.	13,462	1,218

American Financial Group, Inc.	1,350	140

American International Group, Inc.	16,378	1,005

American Tower Corp.	7,435	1,016

American Water Works Co., Inc.	3,192	258

Ameriprise Financial, Inc.	2,626	390

AmerisourceBergen Corp.	2,894	239

AMETEK, Inc.	4,212	278

Amgen, Inc.	12,991	2,422

Analog Devices, Inc.	6,572	566

Andeavor	2,648	273

Annaly Capital Management, Inc.	19,165	234

ANSYS, Inc. *	1,525	187

Antero Resources Corp. *	3,715	74

Anthem, Inc.	4,734	899

Apache Corp.	6,756	309

Applied Materials, Inc.	18,989	989

Aramark	4,100	166

Arch Capital Group Ltd. *	2,300	227

Arconic, Inc.	7,187	179

Arthur J. Gallagher & Co.	3,200	197

Assurant, Inc.	900	86

Autodesk, Inc. *	3,515	395

Automatic Data Processing, Inc.	7,845	858

AutoNation, Inc. *	1,100	52

Avery Dennison Corp.	1,602	158

Axalta Coating Systems Ltd. *	4,009	116

Axis Capital Holdings Ltd.	1,447	83

Baker Hughes a GE Co.	7,394	271

Ball Corp.	5,892	243

Bank of New York Mellon (The) Corp.	18,535	983

BB&T Corp.	14,413	677

Becton Dickinson and Co.	4,045	793

Best Buy Co., Inc.	4,820	275

Biogen, Inc. *	3,794	1,188

BioMarin Pharmaceutical, Inc. *	3,056	284

BlackRock, Inc.	2,162	967

BorgWarner, Inc.	3,608	185

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Boston Properties, Inc.	2,836	$348

Bristol-Myers Squibb Co.	29,109	1,855

Brixmor Property Group, Inc.	5,000	94

Bunge Ltd.	2,534	176

C.H. Robinson Worldwide, Inc.	2,370	180

CA, Inc.	5,328	178

Camden Property Trust	1,745	160

Campbell Soup Co.	3,320	155

Cardinal Health, Inc.	5,578	373

CarMax, Inc. *	3,348	254

Caterpillar, Inc.	10,411	1,298

CBRE Group, Inc., Class A *	5,126	194

Celanese Corp., Series A	2,380	248

Celgene Corp. *	13,802	2,013

Centene Corp. *	3,079	298

CenterPoint Energy, Inc.	7,013	205

CenturyLink, Inc.	9,895	187

Charles Schwab (The) Corp.	21,025	920

Charter Communications, Inc., Class A *	3,816	1,387

Cheniere Energy, Inc. *	3,431	154

Cigna Corp.	4,463	834

Cimarex Energy Co.	1,606	183

Cisco Systems, Inc.	88,186	2,966

CIT Group, Inc.	2,482	122

Citizens Financial Group, Inc.	9,048	343

Citrix Systems, Inc. *	2,600	200

Clorox (The) Co.	2,202	290

CME Group, Inc.	6,042	820

CMS Energy Corp.	4,964	230

Coach, Inc.	5,066	204

Coca-Cola (The) Co.	71,669	3,226

Cognizant Technology Solutions Corp., Class A	10,520	763

Colgate-Palmolive Co.	14,920	1,087

Comerica, Inc.	3,170	242

Concho Resources, Inc. *	2,648	349

ConocoPhillips	21,643	1,083

Consolidated Edison, Inc.	5,334	430

Continental Resources, Inc. *	1,514	58

Corning, Inc.	15,962	478

CSX Corp.	16,300	884

Cummins, Inc.	2,815	473

Darden Restaurants, Inc.	2,234	176

Deere & Co.	4,707	591

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Dell Technologies, Inc. Class V *	3,600	$278

Delta Air Lines, Inc.	3,325	160

DENTSPLY SIRONA, Inc.	3,966	237

Devon Energy Corp.	8,820	324

Dick’s Sporting Goods, Inc.	1,400	38

Discover Financial Services	6,855	442

Discovery Communications, Inc., Class A *	2,392	51

Discovery Communications, Inc., Class C *	3,690	75

Dollar General Corp.	4,955	402

Dominion Energy, Inc.	10,993	846

Domino’s Pizza, Inc.	800	159

Dover Corp.	2,789	255

Dr. Pepper Snapple Group, Inc.	3,262	289

Duke Realty Corp.	5,953	172

E*TRADE Financial Corp. *	4,630	202

East West Bancorp, Inc.	2,400	143

Eastman Chemical Co.	2,601	235

Eaton Corp. PLC	7,821	601

Eaton Vance Corp.	2,000	99

Ecolab, Inc.	4,555	586

Edison International	5,700	440

Edwards Lifesciences Corp. *	3,787	414

Envision Healthcare Corp. *	2,001	90

EOG Resources, Inc.	10,139	981

EQT Corp.	3,094	202

Equinix, Inc.	1,407	628

Estee Lauder (The) Cos., Inc., Class A	3,919	423

Eversource Energy	5,572	337

Expeditors International of Washington, Inc.	3,266	195

Fastenal Co.	5,179	236

Federal Realty Investment Trust	1,250	155

Fifth Third Bancorp	13,174	369

First Republic Bank	2,758	288

Flex Ltd. *	9,118	151

Flowserve Corp.	2,200	94

Foot Locker, Inc.	2,300	81

Ford Motor Co.	66,052	791

Fortune Brands Home & Security, Inc.	2,600	175

Franklin Resources, Inc.	6,014	268

Gap (The), Inc.	3,987	118

General Mills, Inc.	10,020	519

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Gilead Sciences, Inc.	23,091	$1,871

Hanesbrands, Inc.	6,200	153

Harley-Davidson, Inc.	2,901	140

Hartford Financial Services Group (The), Inc.	6,314	350

Hasbro, Inc.	1,900	186

HCA Healthcare, Inc. *	5,100	406

HCP, Inc.	8,622	240

Henry Schein, Inc. *	2,774	227

Hess Corp.	5,136	241

Hewlett Packard Enterprise Co.	29,000	427

Hilton Worldwide Holdings, Inc.	3,621	251

Hologic, Inc. *	5,052	185

Hormel Foods Corp.	5,201	167

Host Hotels & Resorts, Inc.	13,215	244

HP, Inc.	30,293	605

Humana, Inc.	2,578	628

IDEXX Laboratories, Inc. *	1,500	233

Illinois Tool Works, Inc.	5,439	805

Ingersoll-Rand PLC	4,622	412

Intel Corp.	82,827	3,154

Intercontinental Exchange, Inc.	10,565	726

International Business Machines Corp.	15,746	2,284

International Flavors & Fragrances, Inc.	1,350	193

International Paper Co.	6,950	395

Intuit, Inc.	4,280	608

Invesco Ltd.	7,238	254

Iron Mountain, Inc.	4,336	169

Johnson & Johnson	47,503	6,176

Johnson Controls International PLC	16,682	672

Jones Lang LaSalle, Inc.	800	99

Kansas City Southern	1,800	196

Kellogg Co.	4,664	291

KeyCorp	19,109	360

Kimberly-Clark Corp.	6,342	746

Kinder Morgan, Inc.	35,648	684

Kohl’s Corp.	2,941	134

Kraft Heinz (The) Co.	10,850	841

L3 Technologies, Inc.	1,385	261

Laboratory Corp. of America Holdings *	1,797	271

Lam Research Corp.	2,850	527

Lennox International, Inc.	700	125

Level 3 Communications, Inc. *	5,469	291

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Liberty Broadband Corp., Class C *	1,953	$186

Liberty Property Trust	2,400	99

Lincoln National Corp.	4,074	299

LKQ Corp. *	5,217	188

Loews Corp.	5,122	245

Lowe’s Cos., Inc.	15,109	1,208

LyondellBasell Industries N.V., Class A	5,947	589

M&T Bank Corp.	2,446	394

Macerich (The) Co.	2,107	116

ManpowerGroup, Inc.	1,183	139

Marathon Oil Corp.	15,614	212

Marathon Petroleum Corp.	9,302	522

Marriott International, Inc., Class A	5,663	624

Marsh & McLennan Cos., Inc.	9,058	759

Marvell Technology Group Ltd.	6,700	120

Masco Corp.	5,716	223

Mastercard, Inc., Class A	16,747	2,365

Mattel, Inc.	5,545	86

McCormick & Co., Inc. (Non Voting)	2,046	210

McDonald’s Corp.	14,403	2,257

MEDNAX, Inc. *	1,500	65

Merck & Co., Inc.	48,316	3,094

Mettler-Toledo International, Inc. *	446	279

Microchip Technology, Inc.	3,999	359

Microsoft Corp.	129,330	9,634

Mohawk Industries, Inc. *	1,103	273

Mondelez International, Inc., Class A	26,993	1,097

Moody’s Corp.	3,016	420

Mosaic (The) Co.	6,112	132

Motorola Solutions, Inc.	2,776	236

Nasdaq, Inc.	1,980	154

National Oilwell Varco, Inc.	6,847	245

Netflix, Inc. *	7,641	1,386

New York Community Bancorp, Inc.	8,236	106

Newell Brands, Inc.	8,432	360

Newfield Exploration Co. *	3,300	98

NIKE, Inc., Class B	23,378	1,212

NiSource, Inc.	5,400	138

Noble Energy, Inc.	8,428	239

Nordstrom, Inc.	2,195	103

Norfolk Southern Corp.	5,050	668

Northern Trust Corp. (4)	3,447	317

Nucor Corp.	5,648	316

NVIDIA Corp.	10,489	1,875

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Occidental Petroleum Corp.	13,551	$870

ONEOK, Inc.	6,834	379

Oracle Corp.	54,449	2,633

PACCAR, Inc.	6,181	447

Parker-Hannifin Corp.	2,299	402

Patterson Cos., Inc.	1,345	52

People’s United Financial, Inc.	6,388	116

PepsiCo, Inc.	25,233	2,812

Phillips 66	7,775	712

Pinnacle West Capital Corp.	2,016	170

Pioneer Natural Resources Co.	3,004	443

PNC Financial Services Group (The), Inc.	8,595	1,158

Polaris Industries, Inc.	1,000	105

PPG Industries, Inc.	4,500	489

Praxair, Inc.	5,093	712

Priceline Group (The), Inc. *	870	1,593

Principal Financial Group, Inc.	5,095	328

Procter & Gamble (The) Co.	45,115	4,105

Progressive (The) Corp.	10,118	490

Prologis, Inc.	9,485	602

Prudential Financial, Inc.	7,586	807

Public Service Enterprise Group, Inc.	8,965	415

PVH Corp.	1,375	173

Quest Diagnostics, Inc.	2,443	229

Quintiles IMS Holdings, Inc. *	2,400	228

Range Resources Corp.	4,100	80

Raymond James Financial, Inc.	2,204	186

Regions Financial Corp.	21,400	326

Reinsurance Group of America, Inc.	1,100	153

RenaissanceRe Holdings Ltd.	745	101

ResMed, Inc.	2,381	183

Robert Half International, Inc.	2,200	111

Rockwell Automation, Inc.	2,279	406

Rockwell Collins, Inc.	2,938	384

Roper Technologies, Inc.	1,839	448

Ross Stores, Inc.	7,063	456

Royal Caribbean Cruises Ltd.	3,029	359

S&P Global, Inc.	4,500	703

salesforce.com, Inc. *	12,022	1,123

SBA Communications Corp. *	2,097	302

Schlumberger Ltd.	24,560	1,713

Scripps Networks Interactive, Inc., Class A	1,666	143

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

Sealed Air Corp.	3,504	$150

SEI Investments Co.	2,267	138

Sempra Energy	4,149	473

Sensata Technologies Holding N.V. *	3,143	151

Sherwin-Williams (The) Co.	1,501	537

Signature Bank *	900	115

Signet Jewelers Ltd.	1,100	73

Skyworks Solutions, Inc.	3,352	342

Snap-on, Inc.	1,000	149

Southern (The) Co.	17,783	874

Southwest Airlines Co.	2,503	140

Sprint Corp. *	13,133	102

Stanley Black & Decker, Inc.	2,712	409

Starbucks Corp.	25,615	1,376

State Street Corp.	6,600	631

SVB Financial Group *	900	168

Symantec Corp.	11,015	361

T. Rowe Price Group, Inc.	4,393	398

TD Ameritrade Holding Corp.	4,513	220

TESARO, Inc. *	600	77

Tesla, Inc. *	2,296	783

Texas Instruments, Inc.	17,562	1,574

Tiffany & Co.	2,126	195

Time Warner, Inc.	13,735	1,407

Tractor Supply Co.	2,281	144

TransDigm Group, Inc.	900	230

Travelers (The) Cos., Inc.	4,904	601

Trimble, Inc. *	4,237	166

UDR, Inc.	4,625	176

Ulta Beauty, Inc. *	1,089	246

Under Armour, Inc., Class A *	3,215	53

Under Armour, Inc., Class C *	3,319	50

Union Pacific Corp.	14,242	1,652

United Parcel Service, Inc., Class B	12,186	1,463

United Rentals, Inc. *	1,453	202

US Bancorp	29,715	1,592

Vail Resorts, Inc.	700	160

Valero Energy Corp.	7,900	608

Varian Medical Systems, Inc. *	1,756	176

Verizon Communications, Inc.	71,985	3,563

Vertex Pharmaceuticals, Inc. *	4,357	662

VF Corp.	5,905	375

Vornado Realty Trust	3,082	237

Voya Financial, Inc.	3,100	124

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.1% (1) – continued

United States – 55.4% – continued

W.W. Grainger, Inc.	967	$174

WABCO Holdings, Inc. *	900	133

Walt Disney (The) Co.	27,637	2,724

Waste Management, Inc.	7,788	610

Waters Corp. *	1,394	250

WEC Energy Group, Inc.	5,522	347

Welltower, Inc.	6,641	467

Western Union (The) Co.	8,000	154

WestRock Co.	4,659	264

Weyerhaeuser Co.	13,138	447

Whirlpool Corp.	1,276	235

Williams (The) Cos., Inc.	14,431	433

Workday, Inc., Class A *	2,288	241

Wyndham Worldwide Corp.	1,768	186

Xcel Energy, Inc.	8,848	419

Xerox Corp.	3,582	119

XL Group Ltd.	4,500	177

Xylem, Inc.	3,179	199

Zayo Group Holdings, Inc. *	3,449	119

Zions Bancorporation	3,400	160

Zoetis, Inc.	8,517	543
		189,724
Total Common Stocks
(Cost $252,357)		335,845

PREFERRED STOCKS – 0.2% (1)

Germany – 0.2%

Bayerische Motoren Werke A.G., 4.61% (5)	945	84

Henkel A.G. & Co. KGaA, 1.33% (5)	3,124	425
		509
Total Preferred Stocks
(Cost $311)		509

RIGHTS – 0.0%

Singapore – 0.0%

CapitaLand Commercial Trust *	5,660	1
Total Rights
(Cost $–)		1

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (6)(7)	7,652,832	$7,653
Total Investment Companies
(Cost $7,653)		7,653

Total Investments – 100.5%
(Cost $260,321)		344,008

Liabilities less Other Assets – (0.5%)		(1,768)
Net Assets – 100.0%		$342,240

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	200	British Pound	149	12/20/17	$1
Morgan Stanley	British Pound	79	United States Dollar	107	12/20/17	1
Subtotal Appreciation						2
BNP	United States Dollar	59	Australian Dollar	74	12/20/17	(1)
BNP	United States Dollar	284	Canadian Dollar	347	12/20/17	(6)
BNP	United States Dollar	424	Euro	353	12/20/17	(5)
BNY Mellon	United States Dollar	270	Japanese Yen	29,742	12/20/17	(5)
Citibank	United States Dollar	98	Japanese Yen	10,829	12/20/17	(2)
Goldman Sachs	United States Dollar	63	Swedish Krona	498	12/20/17	(1)
JPMorgan Chase	United States Dollar	240	Euro	201	12/20/17	(1)
Societe General	United States Dollar	105	Swiss Franc	100	12/20/17	(1)
Subtotal Depreciation						(22)

Total						$(20)

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500 (United States Dollar)	30	$3,774	Long	12/17	$77
Euro Stoxx 50 (Euro)	22	930	Long	12/17	28
FTSE 100 Index (British Pound)	3	295	Long	12/17	3
S&P/TSX 60 Index (Canadian Dollar)	1	147	Long	12/17	6
SPI 200 Index (Australian Dollar)	2	222	Long	12/17	(1)
Topix Index (Japanese Yen)	4	595	Long	12/17	32

Total					$145

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	8.9
Energy	5.9
Financials	17.9
Health Care	12.9
Industrials	11.8
Information Technology	15.6
Materials	5.4
Real Estate	3.2
Telecommunication Services	3.0
Utilities	3.1

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.4%
Euro	12.6
Japanese Yen	8.4
British Pound	5.0
All other currencies less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Canada	$14,254	$–	$–	$14,254
Germany	5,338	6,954	–	12,292
Ireland	1,618	983	–	2,601
Italy	1,015	714	–	1,729
Netherlands	198	4,996	–	5,194
Sweden	187	5,544	–	5,731
Switzerland	2,029	12,364	–	14,393
United Kingdom	2,851	18,436	–	21,287
United States	189,724	–	–	189,724
All Other Countries (1)	–	68,640	–	68,640
Total Common Stocks	217,214	118,631	–	335,845
Preferred Stocks (1)	–	509	–	509
Rights (1)	–	1	–	1
Investment Companies	7,653	–	–	7,653
Total Investments	$224,867	$119,141	$–	$344,008

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$2	$–	$2
Futures Contracts	146	–	–	146
Liabilities
Forward Foreign Currency Exchange Contracts	–	(22)	–	(22)
Futures Contracts	(1)	–	–	(1)
Total Other Financial Instruments	$145	$(20)	$–	$125

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund has tranfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
	Value (000s)	Reason
Common Stocks
Germany	$547	Valuations at official close price with foreign fair value adjustment
Italy	405	Valuations at official close price with foreign fair value adjustment
Netherlands	113	Valuations at official close price with foreign fair value adjustment

Total	$1,065

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000s)	Reason
Common Stocks
Germany	$1,164	Valuations at official close price
Italy	977	Valuations at official close price
Netherlands	120	Valuations at official close price
Switzerland	139	Valuations at official close price

Total	$2,400

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/17 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000s)

Common Stock

Portugal	$– *	$–	$– *	$–	$–	$–	$–	$–	$– *

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1)

Australia – 6.7%

AGL Energy Ltd.	247,164	$4,544

Alumina Ltd.	899,795	1,558

Amcor Ltd.	450,450	5,390

AMP Ltd.	1,142,000	4,343

APA Group	418,938	2,752

Aristocrat Leisure Ltd.	205,014	3,391

ASX Ltd.	73,244	3,022

Aurizon Holdings Ltd.	805,770	3,108

AusNet Services	708,338	943

Australia & New Zealand Banking

Group Ltd.	1,131,247	26,371

Bank of Queensland Ltd.	146,207	1,494

Bendigo & Adelaide Bank Ltd.	174,779	1,601

BGP Holdings PLC (2)	1,085,479	—

BHP Billiton Ltd.	1,237,463	25,018

BHP Billiton PLC	811,353	14,295

BlueScope Steel Ltd.	210,621	1,814

Boral Ltd.	431,433	2,302

Brambles Ltd.	619,998	4,391

Caltex Australia Ltd.	96,547	2,438

Challenger Ltd.	213,607	2,095

CIMIC Group Ltd.	36,875	1,283

Coca-Cola Amatil Ltd.	221,097	1,343

Cochlear Ltd.	21,654	2,710

Commonwealth Bank of Australia	666,098	39,449

Computershare Ltd.	184,647	2,104

Crown Resorts Ltd.	142,713	1,269

CSL Ltd.	175,078	18,407

Dexus	383,479	2,869

Domino’s Pizza Enterprises Ltd.	23,749	856

Flight Centre Travel Group Ltd.	19,289	683

Fortescue Metals Group Ltd.	612,717	2,481

Goodman Group	697,949	4,531

GPT Group (The)	682,521	2,665

Harvey Norman Holdings Ltd.	212,610	649

Healthscope Ltd.	661,641	870

Incitec Pivot Ltd.	612,746	1,740

Insurance Australia Group Ltd.	923,347	4,636

LendLease Group	205,350	2,898

Macquarie Group Ltd.	125,228	8,950

Medibank Pvt Ltd.	1,019,061	2,341

Mirvac Group	1,403,292	2,529

National Australia Bank Ltd.	1,030,988	25,612

Newcrest Mining Ltd.	298,640	4,907

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Australia – 6.7% – continued

Oil Search Ltd.	507,839	$2,800

Orica Ltd.	148,753	2,316

Origin Energy Ltd. *	658,847	3,884

Qantas Airways Ltd.	188,315	864

QBE Insurance Group Ltd.	535,278	4,228

Ramsay Health Care Ltd.	53,359	2,617

REA Group Ltd.	19,916	1,053

Santos Ltd. *	689,558	2,187

Scentre Group	2,068,071	6,393

SEEK Ltd.	119,856	1,567

Sonic Healthcare Ltd.	149,961	2,468

South32 Ltd.	683,909	1,767

South32 Ltd. (Athens Stock Exchange)	1,369,422	3,530

Stockland	914,540	3,094

Suncorp Group Ltd.	503,342	5,176

Sydney Airport	411,181	2,302

Tabcorp Holdings Ltd.	313,626	1,053

Tatts Group Ltd.	510,211	1,599

Telstra Corp. Ltd.	1,621,819	4,448

TPG Telecom Ltd.	140,719	539

Transurban Group	795,892	7,443

Treasury Wine Estates Ltd.	278,137	2,998

Vicinity Centres	1,325,811	2,774

Wesfarmers Ltd.	437,810	14,199

Westfield Corp.	770,203	4,743

Westpac Banking Corp.	1,292,751	32,567

Woodside Petroleum Ltd.	294,290	6,745

Woolworths Ltd.	500,776	9,923
		381,929

Austria – 0.2%

ANDRITZ A.G.	26,243	1,517

Erste Group Bank A.G. *	116,854	5,063

OMV A.G.	57,566	3,355

Raiffeisen Bank International A.G. *	54,906	1,840

voestalpine A.G.	45,109	2,301
		14,076

Belgium – 1.1%

Ageas	71,943	3,381

Anheuser-Busch InBev S.A./N.V.	293,259	35,052

Colruyt S.A.	24,003	1,230

Groupe Bruxelles Lambert S.A.	31,531	3,319

KBC Group N.V.	97,053	8,227

Proximus SADP	55,940	1,930

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Belgium – 1.1% – continued

Solvay S.A., Class A	28,849	$4,315

Telenet Group Holding N.V. *	19,843	1,314

UCB S.A.	47,780	3,404

Umicore S.A.	37,299	3,086
		65,258

Chile – 0.0%

Antofagasta PLC	153,818	1,957

China – 0.0%

Yangzijiang Shipbuilding Holdings Ltd.	814,366	860

Denmark – 1.8%

AP Moller – Maersk A/S, Class A	1,474	2,709

AP Moller – Maersk A/S, Class B	2,539	4,824

Carlsberg A/S, Class B	41,574	4,554

Chr Hansen Holding A/S	38,643	3,314

Coloplast A/S, Class B	46,302	3,758

Danske Bank A/S	289,362	11,572

DONG Energy A/S (3)	65,634	3,757

DSV A/S	73,779	5,581

Genmab A/S *	22,467	4,966

H Lundbeck A/S	26,449	1,526

ISS A/S	63,688	2,562

Novo Nordisk A/S, Class B	717,589	34,450

Novozymes A/S, Class B	86,842	4,457

Pandora A/S	40,805	4,028

TDC A/S	298,127	1,748

Tryg A/S	41,987	970

Vestas Wind Systems A/S	82,702	7,422

William Demant Holding A/S *	45,342	1,197
		103,395

Finland – 1.0%

Elisa OYJ	53,379	2,298

Fortum OYJ	167,024	3,336

Kone OYJ, Class B	130,881	6,931

Metso OYJ	40,621	1,490

Neste OYJ	47,193	2,062

Nokia OYJ	105,543	632

Nokia OYJ (Helsinki Exchange)	2,145,777	12,886

Nokian Renkaat OYJ	45,799	2,038

Orion OYJ, Class B	39,435	1,831

Sampo OYJ, Class A	172,757	9,137

Stora Enso OYJ (Registered)	207,737	2,938

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Finland – 1.0% – continued

UPM-Kymmene OYJ	206,724	$5,607

Wartsila OYJ Abp	57,630	4,084
		55,270

France – 10.2%

Accor S.A.	72,296	3,590

Aeroports de Paris	11,719	1,895

Air Liquide S.A.	149,952	19,985

Airbus S.E.	223,434	21,267

Alstom S.A.	58,851	2,503

Arkema S.A.	26,675	3,269

Atos S.E.	36,739	5,705

AXA S.A.	744,084	22,510

BNP Paribas S.A.	431,122	34,789

Bollore S.A.	322,065	1,611

Bouygues S.A.	80,129	3,803

Bureau Veritas S.A.	98,164	2,534

Capgemini S.E.	62,238	7,290

Carrefour S.A.	220,251	4,449

Casino Guichard Perrachon S.A.	20,505	1,216

Cie de Saint-Gobain	192,908	11,499

Cie Generale des Etablissements

Michelin	65,550	9,580

CNP Assurances	62,136	1,458

Credit Agricole S.A.	437,826	7,961

Danone S.A.	227,495	17,850

Dassault Aviation S.A.	962	1,555

Dassault Systemes S.E.	50,152	5,071

Edenred	87,361	2,377

Eiffage S.A.	28,789	2,981

Electricite de France S.A.	202,594	2,461

Engie S.A.	701,877	11,913

Essilor International S.A.	80,169	9,919

Eurazeo S.A.	15,814	1,414

Eurofins Scientific S.E.	4,162	2,630

Eutelsat Communications S.A.	68,953	2,043

Fonciere Des Regions	12,130	1,261

Gecina S.A.	17,540	2,844

Groupe Eurotunnel S.E. (Registered)	177,571	2,141

Hermes International	12,195	6,148

ICADE	12,407	1,107

Iliad S.A.	9,966	2,651

Imerys S.A.	13,315	1,203

Ingenico Group S.A.	21,521	2,042

Ipsen S.A.	13,941	1,855

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

France – 10.2% – continued

JCDecaux S.A.	25,793	$965

Kering	29,167	11,610

Klepierre S.A.	85,911	3,372

Lagardere S.C.A.	43,424	1,455

Legrand S.A.	102,990	7,436

L’Oreal S.A.	96,700	20,546

LVMH Moet Hennessy Louis Vuitton S.E.	107,083	29,522

Natixis S.A.	368,832	2,952

Orange S.A.	769,813	12,605

Pernod Ricard S.A.	81,982	11,336

Peugeot S.A.	199,035	4,741

Publicis Groupe S.A.	79,038	5,518

Remy Cointreau S.A.	8,473	1,003

Renault S.A.	68,258	6,706

Rexel S.A.	110,674	1,915

Safran S.A.	120,422	12,303

Sanofi	436,186	43,359

Schneider Electric S.E.	4,873	422

Schneider Electric S.E. (Euronext Paris Exchange) *	212,095	18,461

SCOR S.E.	67,667	2,838

SEB S.A.	8,304	1,524

SES S.A.	142,338	3,112

Societe BIC S.A.	10,998	1,319

Societe Generale S.A.	295,230	17,271

Sodexo S.A.	34,742	4,337

Suez	136,333	2,488

Thales S.A.	41,160	4,658

TOTAL S.A.	893,749	48,069

Unibail-Rodamco S.E.	38,528	9,379

Valeo S.A.	92,228	6,854

Veolia Environnement S.A.	186,319	4,304

Vinci S.A.	194,110	18,449

Vivendi S.A.	398,132	10,082

Wendel S.A.	10,230	1,658

Zodiac Aerospace	77,776	2,249
		583,198

Germany – 9.0%

adidas A.G.	72,438	16,386

Allianz S.E. (Registered)	175,359	39,371

Axel Springer S.E.	17,486	1,124

BASF S.E.	352,652	37,529

Bayer A.G. (Registered)	318,038	43,340

Bayerische Motoren Werke A.G.	126,658	12,849

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Germany – 9.0% – continued

Beiersdorf A.G.	39,244	$4,222

Brenntag A.G.	60,365	3,364

Commerzbank A.G. *	401,137	5,457

Continental A.G.	42,035	10,669

Covestro A.G. (3)	43,216	3,716

Daimler A.G. (Registered)	369,259	29,446

Deutsche Bank A.G. (Registered)	795,850	13,761

Deutsche Boerse A.G.	74,667	8,093

Deutsche Lufthansa A.G. (Registered)	92,262	2,564

Deutsche Post A.G. (Registered)	372,977	16,604

Deutsche Telekom A.G. (Registered)	1,259,976	23,506

Deutsche Wohnen S.E.	137,582	5,843

E.ON S.E.	847,950	9,597

Evonik Industries A.G.	64,310	2,298

Fraport A.G. Frankfurt Airport Services Worldwide	16,542	1,571

Fresenius Medical Care A.G. & Co. KGaA	83,220	8,145

Fresenius S.E. & Co. KGaA	160,197	12,922

GEA Group A.G.	71,430	3,250

Hannover Rueck S.E.	23,613	2,846

HeidelbergCement A.G.	57,755	5,937

Henkel A.G. & Co. KGaA	40,381	4,915

HOCHTIEF A.G.	6,969	1,176

HUGO BOSS A.G.	24,270	2,139

Infineon Technologies A.G.	437,750	11,005

Innogy S.E. (3)	53,079	2,362

K+S A.G. (Registered)	72,710	1,981

KION Group A.G.	26,344	2,521

LANXESS A.G.	35,866	2,831

Linde A.G.	71,615	14,935

MAN S.E.	12,753	1,439

Merck KGaA	50,151	5,581

METRO A.G. *	69,367	1,467

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	59,551	12,732

OSRAM Licht A.G.	32,849	2,622

ProSiebenSat.1 Media S.E.	90,915	3,098

RTL Group S.A.	14,647	1,109

RWE A.G. *	201,261	4,572

SAP S.E.	377,278	41,331

Siemens A.G. (Registered)	294,300	41,462

Symrise A.G.	48,121	3,657

Telefonica Deutschland Holding A.G.	272,218	1,528

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Germany – 9.0% – continued

thyssenkrupp A.G.	167,629	$4,968

TUI A.G. – CDI	82,086	1,396

TUI A.G. – CDI (London Exchange)	90,295	1,533

United Internet A.G. (Registered)	46,391	2,890

Volkswagen A.G.	11,903	2,015

Vonovia S.E.	182,375	7,761

Zalando S.E. *(3)	41,639	2,087
		511,523

Hong Kong – 3.3%

AIA Group Ltd.	4,648,286	34,473

ASM Pacific Technology Ltd.	102,800	1,486

Bank of East Asia (The) Ltd.	483,711	2,091

BOC Hong Kong Holdings Ltd.	1,433,608	6,975

CK Asset Holdings Ltd.	993,638	8,264

CK Hutchison Holdings Ltd.	1,042,138	13,374

CK Infrastructure Holdings Ltd.	249,853	2,155

CLP Holdings Ltd.	636,514	6,529

First Pacific Co. Ltd.	749,539	598

Galaxy Entertainment Group Ltd.	914,148	6,460

Hang Lung Group Ltd.	320,000	1,152

Hang Lung Properties Ltd.	751,501	1,786

Hang Seng Bank Ltd.	296,479	7,236

Henderson Land Development Co. Ltd.	445,471	2,960

HK Electric Investments & HK Electric Investments Ltd. (3)	1,024,227	934

HKT Trust & HKT Ltd.	1,379,220	1,678

Hong Kong & China Gas Co. Ltd.	3,256,399	6,121

Hong Kong Exchanges & Clearing Ltd.	454,414	12,322

Hongkong Land Holdings Ltd.	446,000	3,212

Hysan Development Co. Ltd.	237,501	1,119

I-CABLE Communications Ltd. *	560,814	18

Jardine Matheson Holdings Ltd.	84,200	5,335

Jardine Strategic Holdings Ltd.	83,900	3,630

Kerry Properties Ltd.	246,703	1,024

Li & Fung Ltd.	2,333,218	1,171

Link REIT	857,771	6,960

Melco Resorts & Entertainment Ltd. ADR	91,521	2,207

MGM China Holdings Ltd.	330,516	794

MTR Corp. Ltd.	577,837	3,382

New World Development Co. Ltd.	2,303,780	3,317

NWS Holdings Ltd.	598,011	1,167

PCCW Ltd.	1,617,926	877

Power Assets Holdings Ltd.	539,817	4,688

Sands China Ltd.	943,899	4,930

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Hong Kong – 3.3% – continued

Shangri-La Asia Ltd.	432,574	$806

Sino Land Co. Ltd.	1,202,039	2,111

SJM Holdings Ltd.	687,572	631

Sun Hung Kai Properties Ltd.	560,258	9,144

Swire Pacific Ltd., Class A	197,051	1,913

Swire Properties Ltd.	430,187	1,461

Techtronic Industries Co. Ltd.	509,333	2,724

WH Group Ltd. (3)	3,151,713	3,356

Wharf Holdings (The) Ltd.	456,766	4,071

Wheelock & Co. Ltd.	300,021	2,110

Wynn Macau Ltd.	568,946	1,537

Yue Yuen Industrial Holdings Ltd.	279,710	1,066
		191,355

Ireland – 0.6%

AerCap Holdings N.V. *	56,900	2,908

Bank of Ireland Group PLC *	358,876	2,940

CRH PLC	30,814	1,172

CRH PLC (Dublin Exchange)	292,096	11,056

DCC PLC	34,831	3,384

Irish Bank Resolution Corp. Ltd. *(2)	99,788	–

James Hardie Industries PLC – CDI	162,842	2,273

Kerry Group PLC, Class A	61,481	5,912

Paddy Power Betfair PLC	31,353	3,129

Ryanair Holdings PLC *	3,071	59

Ryanair Holdings PLC ADR *	5,723	603
		33,436

Israel – 0.5%

Azrieli Group Ltd.	16,303	905

Bank Hapoalim B.M.	403,532	2,824

Bank Leumi Le-Israel B.M.	548,010	2,908

Bezeq The Israeli Telecommunication Corp. Ltd.	799,151	1,142

Check Point Software Technologies Ltd. *	50,739	5,785

Elbit Systems Ltd.	8,927	1,313

Frutarom Industries Ltd.	14,470	1,113

Israel Chemicals Ltd.	177,677	791

Mizrahi Tefahot Bank Ltd.	56,528	1,013

Nice Ltd.	23,002	1,854

Taro Pharmaceutical Industries Ltd. *	4,900	552

Teva Pharmaceutical Industries Ltd. ADR	354,194	6,234
		26,434

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Italy – 2.1%

Assicurazioni Generali S.p.A.	481,345	$8,979

Atlantia S.p.A.	176,202	5,563

Enel S.p.A.	3,129,986	18,848

Eni S.p.A.	980,979	16,251

Ferrari N.V.	21,082	2,333

Ferrari N.V. (New York Exchange)	26,244	2,899

Intesa Sanpaolo S.p.A.	4,881,336	17,262

Intesa Sanpaolo S.p.A. (RSP)	364,646	1,207

Leonardo S.p.A.	157,776	2,956

Luxottica Group S.p.A.	66,094	3,699

Mediobanca S.p.A.	210,522	2,259

Poste Italiane S.p.A. (3)	202,326	1,490

Prysmian S.p.A.	76,510	2,588

Recordati S.p.A.	39,524	1,823

Saipem S.p.A. *	222,953	963

Snam S.p.A.	857,431	4,132

Telecom Italia S.p.A. *	4,287,865	4,021

Telecom Italia S.p.A. (RSP)	2,226,446	1,676

Tenaris S.A.	185,481	2,629

Terna Rete Elettrica Nazionale S.p.A.	549,779	3,211

UniCredit S.p.A. *	771,227	16,426

UnipolSai Assicurazioni S.p.A.	337,261	788
		122,003

Japan – 22.4%

ABC-Mart, Inc.	13,300	702

Acom Co. Ltd. *	139,300	540

Aeon Co. Ltd.	230,900	3,413

AEON Financial Service Co. Ltd.	38,800	814

Aeon Mall Co. Ltd.	39,780	708

Air Water, Inc.	57,269	1,057

Aisin Seiki Co. Ltd.	66,700	3,516

Ajinomoto Co., Inc.	213,800	4,173

Alfresa Holdings Corp.	70,500	1,293

Alps Electric Co. Ltd.	75,400	1,993

Amada Holdings Co. Ltd.	129,900	1,426

ANA Holdings, Inc.	41,900	1,589

Aozora Bank Ltd.	43,200	1,645

Asahi Glass Co. Ltd.	76,400	2,837

Asahi Group Holdings Ltd.	151,000	6,113

Asahi Kasei Corp.	494,000	6,087

Asics Corp.	60,600	904

Astellas Pharma, Inc.	802,800	10,228

Bandai Namco Holdings, Inc.	74,600	2,560

Bank of Kyoto (The) Ltd.	22,794	1,159

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Benesse Holdings, Inc.	26,400	$953

Bridgestone Corp.	252,200	11,453

Brother Industries Ltd.	87,300	2,042

Calbee, Inc.	29,900	1,054

Canon, Inc.	412,800	14,110

Casio Computer Co. Ltd.	68,200	961

Central Japan Railway Co.	56,000	9,824

Chiba Bank (The) Ltd.	255,000	1,825

Chubu Electric Power Co., Inc.	255,100	3,169

Chugai Pharmaceutical Co. Ltd.	88,555	3,678

Chugoku Bank (The) Ltd.	63,800	875

Chugoku Electric Power (The) Co., Inc.	102,400	1,088

Coca-Cola Bottlers Japan, Inc.	45,100	1,464

Concordia Financial Group Ltd.	465,500	2,305

Credit Saison Co. Ltd.	56,000	1,163

CYBERDYNE, Inc. *	35,100	468

Dai Nippon Printing Co. Ltd.	99,500	2,384

Daicel Corp.	102,300	1,233

Dai-ichi Life Holdings, Inc.	420,400	7,558

Daiichi Sankyo Co. Ltd.	222,500	5,022

Daikin Industries Ltd.	96,700	9,803

Daito Trust Construction Co. Ltd.	26,200	4,774

Daiwa House Industry Co. Ltd.	220,500	7,618

Daiwa House REIT Investment Corp.	509	1,219

Daiwa Securities Group, Inc.	622,000	3,527

DeNA Co. Ltd.	40,700	913

Denso Corp.	185,100	9,374

Dentsu, Inc.	80,818	3,550

Disco Corp.	10,700	2,183

Don Quijote Holdings Co. Ltd.	48,300	1,811

East Japan Railway Co.	128,312	11,853

Eisai Co. Ltd.	104,500	5,368

Electric Power Development Co. Ltd.	52,900	1,329

FamilyMart UNY Holdings Co. Ltd.	29,600	1,561

FANUC Corp.	75,000	15,207

Fast Retailing Co. Ltd.	20,700	6,113

Fuji Electric Co. Ltd.	220,000	1,222

FUJIFILM Holdings Corp.	160,800	6,269

Fujitsu Ltd.	769,000	5,730

Fukuoka Financial Group, Inc.	284,000	1,314

Hachijuni Bank (The) Ltd.	142,395	891

Hakuhodo DY Holdings, Inc.	83,200	1,094

Hamamatsu Photonics K.K.	51,170	1,547

Hankyu Hanshin Holdings, Inc.	95,400	3,621

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Hikari Tsushin, Inc.	8,300	$1,043

Hino Motors Ltd.	95,100	1,164

Hirose Electric Co. Ltd.	12,160	1,713

Hiroshima Bank (The) Ltd.	87,000	705

Hisamitsu Pharmaceutical Co., Inc.	23,500	1,128

Hitachi Chemical Co. Ltd.	39,100	1,073

Hitachi Construction Machinery Co. Ltd.	37,600	1,116

Hitachi High-Technologies Corp.	25,800	936

Hitachi Ltd.	1,872,000	13,205

Hitachi Metals Ltd.	79,800	1,111

Honda Motor Co. Ltd.	664,700	19,705

Hoshizaki Corp.	19,900	1,750

Hoya Corp.	151,500	8,217

Hulic Co. Ltd.	112,400	1,102

Idemitsu Kosan Co. Ltd.	49,600	1,402

IHI Corp.	57,600	2,006

Iida Group Holdings Co. Ltd.	56,664	1,011

Inpex Corp.	358,700	3,823

Isetan Mitsukoshi Holdings Ltd.	121,460	1,273

Isuzu Motors Ltd.	219,800	2,916

ITOCHU Corp.	581,200	9,523

J Front Retailing Co. Ltd.	87,000	1,204

Japan Airlines Co. Ltd.	45,100	1,527

Japan Airport Terminal Co. Ltd.	16,200	578

Japan Exchange Group, Inc.	197,100	3,492

Japan Post Bank Co. Ltd.	153,500	1,898

Japan Post Holdings Co. Ltd.	605,200	7,151

Japan Prime Realty Investment Corp.	315	1,053

Japan Real Estate Investment Corp.	461	2,216

Japan Retail Fund Investment Corp.	971	1,742

Japan Tobacco, Inc.	425,500	13,949

JFE Holdings, Inc.	197,100	3,854

JGC Corp.	76,800	1,244

JSR Corp.	71,400	1,357

JTEKT Corp.	82,900	1,150

JXTG Holdings, Inc.	1,204,897	6,214

Kajima Corp.	335,000	3,331

Kakaku.com, Inc.	48,300	616

Kamigumi Co. Ltd.	43,000	998

Kaneka Corp.	108,000	840

Kansai Electric Power (The) Co., Inc.	264,900	3,391

Kansai Paint Co. Ltd.	77,800	1,960

Kao Corp.	191,800	11,309

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Kawasaki Heavy Industries Ltd.	57,200	$1,898

KDDI Corp.	699,500	18,454

Keihan Holdings Co. Ltd.	34,200	1,002

Keikyu Corp.	86,500	1,755

Keio Corp.	44,200	1,824

Keisei Electric Railway Co. Ltd.	50,800	1,407

Keyence Corp.	37,578	20,034

Kikkoman Corp.	59,800	1,840

Kintetsu Group Holdings Co. Ltd.	67,700	2,519

Kirin Holdings Co. Ltd.	338,000	7,958

Kobe Steel Ltd.	115,900	1,326

Koito Manufacturing Co. Ltd.	42,414	2,662

Komatsu Ltd.	358,500	10,211

Konami Holdings Corp.	35,500	1,708

Konica Minolta, Inc.	182,000	1,495

Kose Corp.	11,100	1,276

Kubota Corp.	411,100	7,488

Kuraray Co. Ltd.	132,500	2,480

Kurita Water Industries Ltd.	38,000	1,098

Kyocera Corp.	125,000	7,737

Kyowa Hakko Kirin Co. Ltd.	98,700	1,681

Kyushu Electric Power Co., Inc.	172,600	1,836

Kyushu Financial Group, Inc.	128,300	790

Kyushu Railway Co.	60,000	1,785

Lawson, Inc.	18,600	1,232

LINE Corp. *	14,500	524

Lion Corp.	86,200	1,579

LIXIL Group Corp.	100,400	2,667

M3, Inc.	78,900	2,257

Mabuchi Motor Co. Ltd.	18,500	927

Makita Corp.	88,600	3,582

Marubeni Corp.	650,200	4,444

Marui Group Co. Ltd.	70,600	1,012

Maruichi Steel Tube Ltd.	23,000	670

Mazda Motor Corp.	225,800	3,463

McDonald’s Holdings Co. Japan Ltd.	25,100	1,111

Mebuki Financial Group, Inc.	385,410	1,491

Medipal Holdings Corp.	64,000	1,112

MEIJI Holdings Co. Ltd.	48,126	3,816

MINEBEA MITSUMI, Inc.	146,300	2,290

Miraca Holdings, Inc.	21,941	1,021

MISUMI Group, Inc.	102,500	2,709

Mitsubishi Chemical Holdings Corp.	560,400	5,345

Mitsubishi Corp.	584,700	13,599

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Mitsubishi Electric Corp.	749,200	$11,719

Mitsubishi Estate Co. Ltd.	486,700	8,469

Mitsubishi Gas Chemical Co., Inc.	65,500	1,536

Mitsubishi Heavy Industries Ltd.	125,800	4,976

Mitsubishi Materials Corp.	41,500	1,435

Mitsubishi Motors Corp.	254,000	2,012

Mitsubishi Tanabe Pharma Corp.	84,400	1,940

Mitsubishi UFJ Financial Group, Inc.	4,645,595	30,186

Mitsubishi UFJ Lease & Finance Co. Ltd.	163,400	867

Mitsui & Co. Ltd.	662,500	9,799

Mitsui Chemicals, Inc.	69,200	2,104

Mitsui Fudosan Co. Ltd.	347,400	7,540

Mitsui OSK Lines Ltd.	41,500	1,259

Mixi, Inc.	15,700	759

Mizuho Financial Group, Inc.	9,323,189	16,349

MS&AD Insurance Group Holdings, Inc.	185,443	5,985

Murata Manufacturing Co. Ltd.	74,197	10,970

Nabtesco Corp.	41,899	1,559

Nagoya Railroad Co. Ltd.	70,200	1,515

NEC Corp.	96,700	2,623

Nexon Co. Ltd. *	75,000	1,958

NGK Insulators Ltd.	99,200	1,860

NGK Spark Plug Co. Ltd.	65,100	1,388

NH Foods Ltd.	66,000	1,816

Nidec Corp.	92,500	11,384

Nikon Corp.	129,600	2,249

Nintendo Co. Ltd.	43,800	16,234

Nippon Building Fund, Inc.	503	2,508

Nippon Electric Glass Co. Ltd.	33,100	1,282

Nippon Express Co. Ltd.	31,200	2,034

Nippon Paint Holdings Co. Ltd.	61,000	2,075

Nippon Prologis REIT, Inc.	754	1,589

Nippon Steel & Sumitomo Metal Corp.	296,261	6,809

Nippon Telegraph & Telephone Corp.	267,856	12,284

Nippon Yusen K.K. *	60,500	1,259

Nissan Chemical Industries Ltd.	44,200	1,557

Nissan Motor Co. Ltd.	902,000	8,938

Nisshin Seifun Group, Inc.	74,105	1,242

Nissin Foods Holdings Co. Ltd.	21,500	1,306

Nitori Holdings Co. Ltd.	31,400	4,492

Nitto Denko Corp.	64,500	5,385

NOK Corp.	33,200	747

Nomura Holdings, Inc.	1,413,000	7,917

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Nomura Real Estate Holdings, Inc.	43,400	$928

Nomura Real Estate Master Fund, Inc.	1,417	1,844

Nomura Research Institute Ltd.	49,674	1,939

NSK Ltd.	144,100	1,946

NTT Data Corp.	235,700	2,523

NTT DOCOMO, Inc.	528,700	12,085

Obayashi Corp.	242,100	2,904

Obic Co. Ltd.	24,000	1,511

Odakyu Electric Railway Co. Ltd.	110,500	2,098

Oji Holdings Corp.	314,000	1,695

Olympus Corp.	114,900	3,893

Omron Corp.	75,900	3,866

Ono Pharmaceutical Co. Ltd.	156,000	3,544

Oracle Corp. Japan	14,600	1,148

Oriental Land Co. Ltd.	85,200	6,494

ORIX Corp.	514,900	8,312

Osaka Gas Co. Ltd.	149,200	2,775

Otsuka Corp.	19,000	1,221

Otsuka Holdings Co. Ltd.	152,415	6,058

Panasonic Corp.	855,800	12,408

Park24 Co. Ltd.	38,900	949

Pola Orbis Holdings, Inc.	32,000	967

Rakuten, Inc.	366,500	4,000

Recruit Holdings Co. Ltd.	428,500	9,283

Renesas Electronics Corp. *	186,000	2,029

Resona Holdings, Inc.	868,610	4,464

Ricoh Co. Ltd.	265,800	2,587

Rinnai Corp.	12,800	1,098

Rohm Co. Ltd.	35,200	3,025

Ryohin Keikaku Co. Ltd.	8,900	2,623

Sankyo Co. Ltd.	14,700	469

Santen Pharmaceutical Co. Ltd.	147,000	2,318

SBI Holdings, Inc.	75,660	1,140

Secom Co. Ltd.	82,000	5,981

Sega Sammy Holdings, Inc.	61,800	864

Seibu Holdings, Inc.	73,600	1,258

Seiko Epson Corp.	104,500	2,531

Sekisui Chemical Co. Ltd.	150,400	2,962

Sekisui House Ltd.	227,200	3,832

Seven & i Holdings Co. Ltd.	292,000	11,278

Seven Bank Ltd.	209,800	757

Sharp Corp. *	59,100	1,785

Shimadzu Corp.	95,000	1,879

Shimamura Co. Ltd.	8,300	997

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Shimano, Inc.	27,800	$3,708

Shimizu Corp.	209,300	2,322

Shin-Etsu Chemical Co. Ltd.	150,500	13,469

Shinsei Bank Ltd.	59,700	957

Shionogi & Co. Ltd.	115,700	6,329

Shiseido Co. Ltd.	148,400	5,958

Shizuoka Bank (The) Ltd.	196,000	1,764

Showa Shell Sekiyu K.K.	65,400	754

SMC Corp.	22,300	7,870

SoftBank Group Corp.	318,500	25,744

Sohgo Security Services Co. Ltd.	26,800	1,231

Sompo Holdings, Inc.	138,245	5,391

Sony Corp.	488,100	18,168

Sony Financial Holdings, Inc.	64,100	1,052

Stanley Electric Co. Ltd.	53,500	1,835

Start Today Co. Ltd.	72,900	2,313

Subaru Corp.	239,300	8,639

Sumitomo Chemical Co. Ltd.	595,000	3,721

Sumitomo Corp.	463,600	6,674

Sumitomo Dainippon Pharma Co. Ltd.	63,000	820

Sumitomo Electric Industries Ltd.	296,100	4,842

Sumitomo Heavy Industries Ltd.	44,400	1,782

Sumitomo Metal Mining Co. Ltd.	92,000	2,958

Sumitomo Mitsui Financial Group, Inc.	518,742	19,955

Sumitomo Mitsui Trust Holdings, Inc.	130,319	4,709

Sumitomo Realty & Development Co. Ltd.	141,000	4,271

Sumitomo Rubber Industries Ltd.	71,800	1,317

Sundrug Co. Ltd.	28,100	1,164

Suntory Beverage & Food Ltd.	52,000	2,318

Suruga Bank Ltd.	64,800	1,399

Suzuken Co. Ltd.	25,836	921

Suzuki Motor Corp.	134,000	7,035

Sysmex Corp.	58,998	3,766

T&D Holdings, Inc.	205,800	2,989

Taiheiyo Cement Corp.	49,100	1,898

Taisei Corp.	78,000	4,093

Taisho Pharmaceutical Holdings Co. Ltd.	10,700	812

Taiyo Nippon Sanso Corp.	45,300	537

Takashimaya Co. Ltd.	113,000	1,059

Takeda Pharmaceutical Co. Ltd.	275,200	15,241

TDK Corp.	49,000	3,345

Teijin Ltd.	68,600	1,353

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Japan – 22.4% – continued

Terumo Corp.	126,600	$4,983

THK Co. Ltd.	43,800	1,500

Tobu Railway Co. Ltd.	78,000	2,143

Toho Co. Ltd.	42,100	1,471

Toho Gas Co. Ltd.	29,200	855

Tohoku Electric Power Co., Inc.	167,000	2,125

Tokio Marine Holdings, Inc.	262,900	10,298

Tokyo Electric Power Co. Holdings, Inc. *	541,600	2,187

Tokyo Electron Ltd.	61,000	9,404

Tokyo Gas Co. Ltd.	146,600	3,595

Tokyo Tatemono Co. Ltd.	80,000	1,024

Tokyu Corp.	210,900	2,988

Tokyu Fudosan Holdings Corp.	191,800	1,158

Toppan Printing Co. Ltd.	197,000	1,955

Toray Industries, Inc.	574,500	5,575

Toshiba Corp. *	1,516,000	4,246

Tosoh Corp.	108,000	2,434

TOTO Ltd.	51,500	2,172

Toyo Seikan Group Holdings Ltd.	62,800	1,050

Toyo Suisan Kaisha Ltd.	32,900	1,209

Toyoda Gosei Co. Ltd.	22,400	530

Toyota Industries Corp.	64,500	3,711

Toyota Motor Corp.	1,007,044	60,120

Toyota Tsusho Corp.	79,500	2,614

Trend Micro, Inc.	44,100	2,172

Tsuruha Holdings, Inc.	15,000	1,793

Unicharm Corp.	150,800	3,461

United Urban Investment Corp.	1,133	1,661

USS Co. Ltd.	80,200	1,619

West Japan Railway Co.	64,600	4,493

Yahoo Japan Corp.	528,800	2,510

Yakult Honsha Co. Ltd.	35,300	2,540

Yamada Denki Co. Ltd.	237,190	1,296

Yamaguchi Financial Group, Inc.	69,000	808

Yamaha Corp.	63,600	2,347

Yamaha Motor Co. Ltd.	104,400	3,130

Yamato Holdings Co. Ltd.	139,100	2,810

Yamazaki Baking Co. Ltd.	51,105	925

Yaskawa Electric Corp.	96,200	3,063

Yokogawa Electric Corp.	83,400	1,422

Yokohama Rubber (The) Co. Ltd.	44,400	917
		1,280,368

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Jordan – 0.0%

Hikma Pharmaceuticals PLC	49,696	$807

Mexico – 0.0%

Fresnillo PLC	82,121	1,546

Netherlands – 4.6%

ABN AMRO Group N.V. – CVA (3)	162,563	4,870

Aegon N.V.	701,285	4,086

Akzo Nobel N.V.	96,997	8,957

Altice N.V., Class A *	186,008	3,731

Altice N.V., Class B *	32,352	647

ArcelorMittal *	256,421	6,620

ASML Holding N.V.	143,288	24,444

Boskalis Westminster	34,442	1,205

EXOR N.V.	40,187	2,548

Gemalto N.V.	26,164	1,169

Gemalto N.V.	3,862	172

Heineken Holding N.V.	44,276	4,164

Heineken N.V.	99,604	9,858

ING Groep N.V.	1,491,592	27,509

Koninklijke Ahold Delhaize N.V.	494,954	9,259

Koninklijke DSM N.V.	68,785	5,634

Koninklijke KPN N.V.	1,328,003	4,561

Koninklijke Philips N.V.	358,634	14,834

Koninklijke Vopak N.V.	26,232	1,152

NN Group N.V.	121,694	5,100

NXP Semiconductors N.V. *	132,751	15,013

QIAGEN N.V. *	81,793	2,576

Randstad Holding N.V.	46,698	2,892

Royal Dutch Shell PLC, Class A	314	9

Royal Dutch Shell PLC, Class A (London Exchange)	1,727,282	52,052

Royal Dutch Shell PLC, Class B	1,439,339	44,262

Wolters Kluwer N.V.	117,254	5,418
		262,742

New Zealand – 0.2%

Auckland International Airport Ltd.	363,319	1,691

Contact Energy Ltd.	274,963	1,093

Fletcher Building Ltd.	276,265	1,596

Mercury NZ Ltd.	266,378	653

Meridian Energy Ltd.	469,553	965

Ryman Healthcare Ltd.	144,932	971

Spark New Zealand Ltd.	695,133	1,835
		8,804

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Norway – 0.7%

DNB ASA	376,810	$7,593

Gjensidige Forsikring ASA	72,251	1,258

Marine Harvest ASA *	162,871	3,225

Norsk Hydro ASA	520,334	3,784

Orkla ASA	318,503	3,270

Schibsted ASA, Class A	27,772	716

Schibsted ASA, Class B	32,729	773

Statoil ASA	446,148	8,950

Telenor ASA	291,102	6,169

Yara International ASA	69,323	3,112
		38,850

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) *(2)	882,815	—

EDP – Energias de Portugal S.A.	927,287	3,491

Galp Energia SGPS S.A.	195,904	3,474

Jeronimo Martins SGPS S.A.	93,183	1,838
		8,803

Singapore – 1.2%

Ascendas Real Estate Investment Trust	982,979	1,931

CapitaLand Commercial Trust	844,800	1,030

CapitaLand Ltd.	950,050	2,513

CapitaLand Mall Trust	988,000	1,458

City Developments Ltd.	153,600	1,286

ComfortDelGro Corp. Ltd.	862,900	1,327

DBS Group Holdings Ltd.	689,170	10,604

Genting Singapore PLC	2,245,380	1,941

Global Logistic Properties Ltd.	987,939	2,404

Golden Agri-Resources Ltd.	2,458,692	680

Hutchison Port Holdings Trust, Class U	1,940,400	834

Jardine Cycle & Carriage Ltd.	36,973	1,074

Keppel Corp. Ltd.	538,550	2,581

Oversea-Chinese Banking Corp. Ltd.	1,215,244	10,019

SATS Ltd.	265,200	903

Sembcorp Industries Ltd.	343,444	751

Singapore Airlines Ltd.	198,334	1,470

Singapore Exchange Ltd.	298,000	1,626

Singapore Press Holdings Ltd.	602,295	1,208

Singapore Technologies Engineering Ltd.	571,400	1,452

Singapore Telecommunications Ltd.	3,156,825	8,566

StarHub Ltd.	211,500	406

Suntec Real Estate Investment Trust	922,200	1,270

United Overseas Bank Ltd.	509,349	8,827

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Singapore – 1.2% – continued

UOL Group Ltd.	185,880	$1,114

Wilmar International Ltd.	620,200	1,459
		68,734

South Africa – 0.1%

Investec PLC	259,504	1,897

Mediclinic International PLC	146,815	1,280

Mondi PLC	143,109	3,848
		7,025

Spain – 3.3%

Abertis Infraestructuras S.A.	269,068	5,438

ACS Actividades de Construccion y Servicios S.A.	92,380	3,424

Aena S.M.E. S.A.(3)	26,218	4,739

Amadeus IT Group S.A.	169,518	11,034

Banco Bilbao Vizcaya Argentaria S.A.	2,565,945	22,868

Banco de Sabadell S.A.	2,074,633	4,337

Banco Santander S.A.	6,164,418	43,038

Bankia S.A.	374,279	1,805

Bankinter S.A.	249,174	2,357

CaixaBank S.A.	1,386,048	6,959

Distribuidora Internacional de Alimentacion S.A.	230,315	1,344

Enagas S.A.	88,996	2,506

Endesa S.A.	124,266	2,802

Ferrovial S.A.	182,399	4,019

Gas Natural SDG S.A.	134,644	2,983

Grifols S.A.	116,563	3,396

Iberdrola S.A.	2,207,956	17,150

Industria de Diseno Textil S.A.	420,533	15,848

Mapfre S.A.	394,006	1,283

Red Electrica Corp. S.A.	163,208	3,430

Repsol S.A.	476,758	8,796

Siemens Gamesa Renewable Energy S.A.	88,699	1,158

Telefonica S.A.	1,747,259	19,006
		189,720

Sweden – 2.9%

Alfa Laval AB	111,149	2,717

Assa Abloy AB, Class B	387,670	8,871

Atlas Copco AB, Class A	258,424	10,959

Atlas Copco AB, Class B	150,361	5,848

Boliden AB	106,662	3,615

Electrolux AB, Class B	93,984	3,196

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Sweden – 2.9% – continued

Essity AB, Class B *	234,712	$6,392

Getinge AB, Class B	84,356	1,584

Hennes & Mauritz AB, Class B	366,929	9,520

Hexagon AB, Class B	99,714	4,954

Husqvarna AB, Class B	152,231	1,567

ICA Gruppen AB	29,954	1,126

Industrivarden AB, Class C	66,458	1,685

Investor AB, Class B	174,785	8,654

Kinnevik AB, Class B	91,832	3,000

L E Lundbergforetagen AB, Class B	14,370	1,149

Lundin Petroleum AB	72,168	1,580

Millicom International Cellular S.A. SDR	24,581	1,625

Nordea Bank AB	1,167,758	15,862

Sandvik AB	437,091	7,550

Securitas AB, Class B	114,178	1,915

Skandinaviska Enskilda Banken AB, Class A	587,657	7,757

Skanska AB, Class B	133,173	3,086

SKF AB, Class B	147,645	3,227

Svenska Handelsbanken AB, Class A	590,093	8,919

Swedbank AB, Class A	349,134	9,655

Swedish Match AB	69,579	2,443

Tele2 AB, Class B	138,207	1,583

Telefonaktiebolaget LM Ericsson, Class B	1,185,713	6,842

Telia Co. AB	979,578	4,619

Volvo AB, Class B	598,098	11,531
		163,031

Switzerland – 8.6%

ABB Ltd. (Registered)	768,275	18,994

Adecco Group A.G. (Registered)	63,228	4,924

Baloise Holding A.G. (Registered)	19,552	3,097

Barry Callebaut A.G. (Registered) *	825	1,264

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	387	2,207

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	38	2,635

Cie Financiere Richemont S.A. (Registered)	201,188	18,387

Coca-Cola HBC A.G. – CDI *	71,267	2,414

Credit Suisse Group A.G. (Registered) *	936,663	14,829

Dufry A.G. (Registered) *	13,801	2,195

EMS-Chemie Holding A.G. (Registered)	3,112	2,072

Ferguson PLC	98,169	6,441

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

Switzerland – 8.6% – continued

Geberit A.G. (Registered)	14,351	$6,789

Givaudan S.A. (Registered)	3,574	7,777

Glencore PLC *	4,700,242	21,547

Julius Baer Group Ltd. *	86,963	5,154

Kuehne + Nagel International A.G. (Registered)	20,408	3,779

LafargeHolcim Ltd. (Registered) *	117,249	6,863

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	58,340	3,410

Lonza Group A.G. (Registered) *	28,784	7,550

Nestle S.A. (Registered)	1,195,246	100,103

Novartis A.G. (Registered)	854,921	73,362

Pargesa Holding S.A. (Bearer)	14,051	1,169

Partners Group Holding A.G.	6,533	4,439

Roche Holding A.G. (Genusschein)	269,951	68,914

Schindler Holding A.G. (Participation Certificate)	15,338	3,388

Schindler Holding A.G. (Registered)	7,439	1,602

SGS S.A. (Registered)	2,128	5,105

Sika A.G. (Bearer)	834	6,205

Sonova Holding A.G. (Registered)	20,428	3,466

STMicroelectronics N.V.	246,730	4,786

Straumann Holding A.G. (Registered)	3,569	2,296

Swatch Group (The) A.G. (Bearer)	11,988	4,987

Swatch Group (The) A.G. (Registered)	21,472	1,713

Swiss Life Holding A.G. (Registered) *	12,637	4,451

Swiss Prime Site A.G. (Registered) *	27,104	2,437

Swiss Re A.G.	124,799	11,306

Swisscom A.G. (Registered)	10,061	5,156

UBS Group A.G. (Registered) *	1,408,260	24,069

Vifor Pharma A.G.	18,020	2,130

Zurich Insurance Group A.G.	58,116	17,748
		491,160

United Kingdom – 15.3%

3i Group PLC	376,251	4,604

Admiral Group PLC	73,758	1,797

Anglo American PLC	514,069	9,229

Ashtead Group PLC	194,468	4,694

Associated British Foods PLC	137,316	5,880

AstraZeneca PLC	486,629	32,442

Auto Trader Group PLC (3)	378,552	1,991

Aviva PLC	1,554,454	10,728

Babcock International Group PLC	94,994	1,053

BAE Systems PLC	1,227,372	10,387

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

United Kingdom – 15.3% – continued

Barclays PLC	6,545,611	$16,986

Barratt Developments PLC	374,472	3,084

Berkeley Group Holdings (The) PLC	49,815	2,481

BP PLC	7,571,498	48,410

British American Tobacco PLC	883,921	55,263

British Land (The) Co. PLC	382,860	3,091

BT Group PLC	3,263,685	12,417

Bunzl PLC	126,558	3,847

Burberry Group PLC	170,398	4,025

Capita PLC	244,867	1,854

Centrica PLC	2,121,023	5,315

CNH Industrial N.V.	396,476	4,761

Cobham PLC	885,741	1,729

Coca-Cola European Partners PLC	81,612	3,423

Compass Group PLC	610,199	12,955

ConvaTec Group PLC(3)	536,195	1,969

Croda International PLC	48,681	2,475

Diageo PLC	966,747	31,781

Direct Line Insurance Group PLC	519,724	2,533

Dixons Carphone PLC	348,725	905

easyJet PLC	60,977	995

Experian PLC	364,565	7,324

Fiat Chrysler Automobiles N.V.	150,233	2,692

Fiat Chrysler Automobiles N.V. (New York Exchange) *	262,441	4,700

G4S PLC	587,810	2,192

GKN PLC	668,593	3,104

GlaxoSmithKline PLC	1,890,385	37,711

Hammerson PLC	301,563	2,170

Hargreaves Lansdown PLC	100,051	1,985

HSBC Holdings PLC	7,698,900	76,000

IMI PLC	101,364	1,690

Imperial Brands PLC	369,686	15,775

Inmarsat PLC	180,170	1,554

InterContinental Hotels Group PLC	70,440	3,717

International Consolidated Airlines Group S.A. – CDI	248,832	1,983

Intertek Group PLC	61,029	4,078

Intu Properties PLC	337,450	1,042

ITV PLC	1,418,097	3,320

J Sainsbury PLC	624,688	1,992

Johnson Matthey PLC	73,187	3,357

Kingfisher PLC	847,274	3,390

Land Securities Group PLC	288,828	3,765

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

United Kingdom – 15.3% – continued

Legal & General Group PLC	2,285,501	$7,960

Lloyds Banking Group PLC	27,566,176	25,021

London Stock Exchange Group PLC	118,538	6,090

Marks & Spencer Group PLC	602,668	2,854

Meggitt PLC	295,253	2,062

Merlin Entertainments PLC(3)	282,308	1,686

Micro Focus International PLC	168,612	5,394

National Grid PLC	1,318,126	16,319

Next PLC	57,517	4,055

Old Mutual PLC	1,906,225	4,966

Pearson PLC	322,809	2,647

Persimmon PLC	120,190	4,159

Provident Financial PLC	56,905	634

Prudential PLC	991,346	23,737

Randgold Resources Ltd.	36,650	3,578

Reckitt Benckiser Group PLC	256,474	23,435

RELX N.V.	373,800	7,961

RELX PLC (London Exchange)	414,227	9,092

Rio Tinto Ltd.	164,306	8,609

Rio Tinto PLC	473,993	22,064

Rolls-Royce Holdings PLC *	638,141	7,586

Royal Bank of Scotland Group PLC *	1,368,354	4,921

Royal Mail PLC	331,374	1,706

RSA Insurance Group PLC	399,217	3,333

Sage Group (The) PLC	421,365	3,947

Schroders PLC	46,131	2,076

Segro PLC	382,157	2,747

Severn Trent PLC	88,035	2,564

Sky PLC	400,707	4,916

Smith & Nephew PLC	339,220	6,134

Smiths Group PLC	147,159	3,114

SSE PLC	389,717	7,294

St. James’s Place PLC	206,630	3,177

Standard Chartered PLC *	1,264,859	12,572

Standard Life Aberdeen PLC	1,039,796	6,042

Tate & Lyle PLC	167,641	1,457

Taylor Wimpey PLC	1,278,513	3,349

Tesco PLC *	3,168,082	7,946

Travis Perkins PLC	93,076	1,806

Unilever N.V. – CVA	625,056	37,008

Unilever PLC	491,347	28,440

United Utilities Group PLC	266,600	3,053

Vodafone Group PLC	10,215,568	28,615

Weir Group (The) PLC	82,946	2,184

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.4% (1) – continued

United Kingdom – 15.3% – continued

Whitbread PLC	71,608	$3,614

Wm Morrison Supermarkets PLC	869,253	2,727

Worldpay Group PLC (3)	753,154	4,108

WPP PLC	492,849	9,148
		874,552

United States – 0.4%

Carnival PLC	72,274	4,599

Shire PLC	348,889	17,774
		22,373
Total Common Stocks
(Cost $4,360,842)		5,509,209

PREFERRED STOCKS – 0.5% (1)

Germany – 0.5%

Bayerische Motoren Werke A.G., 4.61% (4)	20,132	1,794

FUCHS PETROLUB S.E., 1.83% (4)	25,390	1,503

Henkel A.G. & Co. KGaA, 1.33% (4)	68,862	9,374

Porsche Automobil Holding S.E., 1.55% (4)	57,663	3,687

Schaeffler A.G., 3.65% (4)	62,495	1,008

Volkswagen A.G., 1.26% (4)	71,145	11,604
		28,970
Total Preferred Stocks
(Cost $23,379)		28,970

RIGHTS – 0.0%

Singapore – 0.0%

CapitaLand Commercial Trust *	140,236	30
Total Rights
(Cost $–)		30

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%

iShares MSCI EAFE ETF	1,107,020	$75,808

Northern Institutional Funds - Government Assets Portfolio, 0.82% (5)(6)	45,270,671	45,271
Total Investment Companies
(Cost $119,437)		121,079

Total Investments – 99.0%
(Cost $4,503,658)		5,659,288

Other Assets less Liabilities – 1.0%		57,243
Net Assets – 100.0%		$5,716,531

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Morgan Stanley	Hong Kong Dollar	100	United States Dollar	13	12/20/2017	$–	*
Toronto-Dominion Bank	United States Dollar	1,500	British Pound	1,118	12/20/2017	2
Toronto-Dominion Bank	United States Dollar	3,100	Euro	2,630	12/20/2017	24
Toronto-Dominion Bank	United States Dollar	700	Swiss Franc	679	12/20/2017	5
Subtotal Appreciation						31
BNP	United States Dollar	1,907	Australian Dollar	2,390	12/20/2017	(34)
BNP	United States Dollar	16,730	Euro	13,920	12/20/2017	(202)
Citibank	United States Dollar	1,100	Euro	919	12/20/2017	(9)
Citibank	United States Dollar	10,531	Japanese Yen	1,160,560	12/20/2017	(174)
Citibank	United States Dollar	163	Singapore Dollar	220	12/20/2017	(1)
Goldman Sachs	United States Dollar	2	Danish Krone	10	12/20/2017	–	*
Goldman Sachs	United States Dollar	935	Swedish Krona	7,399	12/20/2017	(22)
Morgan Stanley	United States Dollar	9,286	British Pound	6,833	12/20/2017	(106)
Societe Generale	United States Dollar	460	Swiss Franc	439	12/20/2017	(4)
Toronto-Dominion Bank	Japanese Yen	740,674	United States Dollar	6,600	12/20/2017	(10)
Toronto-Dominion Bank	United States Dollar	600	Australian Dollar	764	12/20/2017	(2)
Subtotal Depreciation						(564)

Total						$(533)

*	Amount rounds to less than one thousand.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	1,022	$43,195	Long	12/17	$1,237
FTSE 100 Index (British Pound)	209	20,527	Long	12/17	(134)
Hang Seng Index (Hong Kong Dollar)	22	3,875	Long	10/17	19
SPI 200 Index (Australian Dollar)	80	8,892	Long	12/17	(65)
Topix Index (Japanese Yen)	184	27,389	Long	12/17	1,337

Total					$2,394

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	11.1
Energy	5.0
Financials	22.6
Health Care	10.4
Industrials	14.2
Information Technology	6.2
Materials	7.7
Real Estate	3.5
Telecommunication Services	4.0
Utilities	3.3

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.4%
Japanese Yen	22.8
British Pound	17.5
Swiss Franc	8.1
Australian Dollar	6.7
All other currencies less than 5%	12.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$–	$381,929	$–	$381,929
Germany	254,624	256,899	–	511,523
Hong Kong	2,207	189,148	–	191,355
Ireland	3,512	29,924	–	33,436
Israel	12,571	13,863	–	26,434
Italy	62,899	59,104	–	122,003
Netherlands	17,734	245,008	–	262,742
Portugal	–	8,803	–	8,803
Switzerland	2,635	488,525	–	491,160
United Kingdom	7,392	867,160	–	874,552
All Other Countries (1)	–	2,605,272	–	2,605,272
Total Common Stocks	363,574	5,145,635	–	5,509,209
Preferred Stocks (1)	14,115	14,855	–	28,970
Rights (1)	–	30	–	30
Investment Companies	121,079	–	–	121,079
Total Investments	$498,768	$5,160,520	$–	$5,659,288

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$31	$–	$31
Futures Contracts	2,593	–	–	2,593
Liabilities
Forward Foreign Currency Exchange Contracts	–	(564)	–	(564)
Futures Contracts	(199)	–	–	(199)
Total Other Financial Instruments	$2,394	$(533)	$–	$1,861

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$35,936	Valuations at official close price with foreign fair value adjustment
Italy	13,057	Valuations at official close price with foreign fair value adjustment
Netherlands	2,576	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Germany	3,687	Valuations at official close price with foreign fair value adjustment

Total	$55,256

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Germany	$117,880	Valuations at official close price
Italy	40,528	Valuations at official close price
Netherlands	2,548	Valuations at official close price
Switzerlands	2,635	Valuations at official close price
United Kingdom	2,692	Valuations at official close price
Preferred Stocks
Germany	12,612	Valuations at official close price

Total	$178,895

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000S)

Common Stocks

Portugal	$9	$–	$(9)	$–	$–	$–	$–	$–	$(9)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2%

Aerospace & Defense – 1.9%

Esterline Technologies Corp. *	35,084	$3,163

Huntington Ingalls Industries, Inc.	60,359	13,668

KLX, Inc. *	68,260	3,613

Orbital ATK, Inc.	76,661	10,208

Teledyne Technologies, Inc. *	46,859	7,459

Woodward, Inc.	73,261	5,686
		43,797

Apparel & Textile Products – 0.6%

Carter’s, Inc.	63,609	6,281

Deckers Outdoor Corp. *	42,501	2,907

Skechers U.S.A., Inc., Class A *	177,741	4,460
		13,648

Asset Management – 1.1%

Eaton Vance Corp.	152,779	7,543

Federated Investors, Inc., Class B	126,857	3,767

Janus Henderson Group PLC	239,634	8,349

Legg Mason, Inc.	115,793	4,552
		24,211

Automotive – 0.7%

Cooper Tire & Rubber Co.	69,388	2,595

Dana, Inc.	192,013	5,369

Gentex Corp.	379,632	7,517
		15,481

Banking – 9.0%

Associated Banc-Corp	200,782	4,869

BancorpSouth, Inc.	112,516	3,606

Bank of Hawaii Corp.	56,758	4,731

Bank of the Ozarks	161,331	7,752

Cathay General Bancorp	100,979	4,059

Chemical Financial Corp.	94,468	4,937

Commerce Bancshares, Inc.	118,847	6,866

Cullen/Frost Bankers, Inc.	77,714	7,377

East West Bancorp, Inc.	191,978	11,476

First Horizon National Corp.	310,540	5,947

FNB Corp.	429,027	6,019

Fulton Financial Corp.	232,196	4,354

Hancock Holding Co.	113,015	5,476

Home BancShares, Inc.	210,071	5,298

International Bancshares Corp.	71,997	2,887

MB Financial, Inc.	111,459	5,018

New York Community Bancorp, Inc.	649,580	8,373

PacWest Bancorp	159,954	8,079

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Banking – 9.0% – continued

Pinnacle Financial Partners, Inc.	98,052	$6,565

Prosperity Bancshares, Inc.	92,298	6,067

Signature Bank *	73,068	9,356

Sterling Bancorp	298,539	7,359

SVB Financial Group *	70,023	13,101

Synovus Financial Corp.	161,517	7,439

TCF Financial Corp.	227,421	3,875

Texas Capital Bancshares, Inc. *	65,847	5,650

Trustmark Corp.	90,130	2,985

UMB Financial Corp.	58,746	4,376

Umpqua Holdings Corp.	292,799	5,713

United Bankshares, Inc.	139,275	5,174

Valley National Bancorp	350,331	4,221

Washington Federal, Inc.	117,755	3,962

Webster Financial Corp.	122,476	6,436

Wintrust Financial Corp.	74,397	5,826
		205,229

Biotechnology & Pharmaceuticals – 1.3%

Akorn, Inc. *	124,545	4,133

Bioverativ, Inc. *	143,701	8,201

Endo International PLC *	267,215	2,289

Mallinckrodt PLC *	129,216	4,829

Prestige Brands Holdings, Inc. *	70,327	3,523

United Therapeutics Corp. *	57,758	6,769
		29,744

Chemicals – 3.0%

Ashland Global Holdings, Inc.	83,161	5,438

Cabot Corp.	82,983	4,630

Chemours (The) Co.	245,712	12,435

Minerals Technologies, Inc.	46,581	3,291

NewMarket Corp.	12,283	5,230

Olin Corp.	221,416	7,584

PolyOne Corp.	108,727	4,352

RPM International, Inc.	177,460	9,111

Sensient Technologies Corp.	58,311	4,485

Valvoline, Inc.	269,336	6,316

Versum Materials, Inc.	144,378	5,605
		68,477

Commercial Services – 1.3%

Brink’s (The) Co.	67,077	5,651

Deluxe Corp.	64,405	4,699

ManpowerGroup, Inc.	88,703	10,451

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Commercial Services – 1.3% – continued

Rollins, Inc.	127,442	$5,880

Sotheby’s *	49,736	2,294
		28,975

Construction Materials – 1.2%

Carlisle Cos., Inc.	83,999	8,424

Eagle Materials, Inc.	64,486	6,881

Louisiana-Pacific Corp. *	192,227	5,205

MDU Resources Group, Inc.	259,487	6,734
		27,244

Consumer Products – 3.4%

Avon Products, Inc. *	586,228	1,366

Boston Beer (The) Co., Inc., Class A *	11,859	1,852

Dean Foods Co.	121,409	1,321

Edgewell Personal Care Co. *	75,766	5,514

Energizer Holdings, Inc.	82,128	3,782

Flowers Foods, Inc.	244,558	4,600

Hain Celestial Group (The), Inc. *	138,211	5,687

Helen of Troy Ltd. *	36,274	3,515

Ingredion, Inc.	95,228	11,488

Lamb Weston Holdings, Inc.	194,245	9,108

Lancaster Colony Corp.	25,888	3,110

Nu Skin Enterprises, Inc., Class A	65,977	4,056

Post Holdings, Inc. *	88,014	7,769

Sanderson Farms, Inc.	26,602	4,297

Snyder’s-Lance, Inc.	112,991	4,309

Tootsie Roll Industries, Inc.	25,411	966

TreeHouse Foods, Inc. *	76,126	5,156
		77,896

Consumer Services – 0.8%

Aaron’s, Inc.	82,700	3,608

Adtalem Global Education, Inc.	82,535	2,959

Graham Holdings Co., Class B	6,128	3,585

Service Corp. International	248,860	8,586
		18,738

Containers & Packaging – 1.3%

AptarGroup, Inc.	83,388	7,197

Bemis Co., Inc.	120,753	5,503

Greif, Inc., Class A	34,278	2,007

Owens-Illinois, Inc. *	216,036	5,435

Silgan Holdings, Inc.	98,312	2,893

Sonoco Products Co.	132,014	6,660
		29,695

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Design, Manufacturing & Distribution – 1.4%

Arrow Electronics, Inc. *	117,345	$9,436

Avnet, Inc.	163,700	6,433

Jabil, Inc.	238,266	6,803

SYNNEX Corp.	38,711	4,897

Tech Data Corp. *	46,084	4,095
		31,664

Distributors – Consumer Staples – 0.1%

United Natural Foods, Inc. *	67,255	2,797

Electrical Equipment – 3.2%

Belden, Inc.	56,151	4,522

Cognex Corp.	115,119	12,695

Cree, Inc. *	129,244	3,643

Hubbell, Inc.	72,738	8,439

Keysight Technologies, Inc. *	246,420	10,266

Lennox International, Inc.	50,460	9,031

Littelfuse, Inc.	30,148	5,905

National Instruments Corp.	142,231	5,998

Trimble, Inc. *	336,806	13,220
		73,719

Engineering & Construction Services – 1.0%

AECOM *	208,312	7,668

Dycom Industries, Inc. *	41,313	3,548

EMCOR Group, Inc.	78,849	5,471

Granite Construction, Inc.	52,860	3,063

KBR, Inc.	185,973	3,325
		23,075

Forest & Paper Products – 0.2%

Domtar Corp.	83,345	3,616

Gaming, Lodging & Restaurants – 2.3%

Brinker International, Inc.	64,990	2,071

Buffalo Wild Wings, Inc. *	20,611	2,179

Cheesecake Factory (The), Inc.	58,141	2,449

Churchill Downs, Inc.	17,194	3,545

Cracker Barrel Old Country Store, Inc.	31,943	4,843

Domino’s Pizza, Inc.	64,142	12,735

Dunkin’ Brands Group, Inc.	119,979	6,369

ILG, Inc.	141,093	3,772

Jack in the Box, Inc.	39,080	3,983

Papa John’s International, Inc.	35,160	2,569

Texas Roadhouse, Inc.	86,856	4,268

Wendy’s (The) Co.	242,774	3,770
		52,553

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Hardware – 2.5%

3D Systems Corp. *	151,325	$2,026

ARRIS International PLC *	234,673	6,686

Brocade Communications Systems, Inc.	550,118	6,574

Ciena Corp. *	188,325	4,137

Diebold Nixdorf, Inc.	100,280	2,291

InterDigital, Inc.	46,075	3,398

Knowles Corp. *	118,561	1,810

NCR Corp. *	161,871	6,073

NetScout Systems, Inc. *	119,066	3,852

Pitney Bowes, Inc.	247,743	3,471

Plantronics, Inc.	44,406	1,964

VeriFone Systems, Inc. *	148,310	3,008

ViaSat, Inc. *	71,745	4,615

Zebra Technologies Corp., Class A *	70,591	7,665
		57,570

Health Care Facilities & Services – 2.4%

Acadia Healthcare Co., Inc. *	108,583	5,186

Charles River Laboratories International, Inc. *	63,298	6,837

HealthSouth Corp.	131,210	6,081

INC Research Holdings, Inc., Class A *	74,676	3,905

LifePoint Health, Inc. *	53,573	3,102

MEDNAX, Inc. *	124,434	5,366

Molina Healthcare, Inc. *	58,468	4,020

Owens & Minor, Inc.	81,429	2,378

PAREXEL International Corp. *	67,946	5,985

Tenet Healthcare Corp. *	107,297	1,763

WellCare Health Plans, Inc. *	59,106	10,151
		54,774

Home & Office Products – 2.2%

CalAtlantic Group, Inc.	101,108	3,704

Herman Miller, Inc.	79,922	2,869

HNI Corp.	58,770	2,437

KB Home	110,459	2,664

NVR, Inc. *	4,631	13,221

Scotts Miracle-Gro (The) Co.	54,347	5,290

Tempur Sealy International, Inc. *	60,993	3,935

Toll Brothers, Inc.	202,215	8,386

TRI Pointe Group, Inc. *	201,201	2,779

Tupperware Brands Corp.	67,386	4,166
		49,451

Industrial Services – 0.7%

MSC Industrial Direct Co., Inc., Class A	59,883	4,525

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Industrial Services – 0.7% – continued

Pool Corp.	54,949	$5,944

Watsco, Inc.	40,367	6,502
		16,971

Institutional Financial Services – 0.7%

SEI Investments Co.	174,410	10,649

Stifel Financial Corp.	90,904	4,860
		15,509

Insurance – 3.9%

Alleghany Corp. *	20,504	11,359

American Financial Group, Inc.	91,219	9,437

Aspen Insurance Holdings Ltd.	79,616	3,217

Brown & Brown, Inc.	154,224	7,432

CNO Financial Group, Inc.	224,668	5,244

Genworth Financial, Inc., Class A *	666,167	2,565

Hanover Insurance Group (The), Inc.	56,334	5,461

Kemper Corp.	64,926	3,441

Mercury General Corp.	48,681	2,760

Old Republic International Corp.	325,535	6,410

Primerica, Inc.	59,648	4,864

Reinsurance Group of America, Inc.	85,748	11,964

RenaissanceRe Holdings Ltd.	53,540	7,235

WR Berkley Corp.	127,334	8,498
		89,887

Iron & Steel – 1.6%

Allegheny Technologies, Inc. *	144,497	3,454

Carpenter Technology Corp.	62,045	2,980

Commercial Metals Co.	154,120	2,933

Reliance Steel & Aluminum Co.	96,749	7,369

Steel Dynamics, Inc.	319,036	10,997

United States Steel Corp.	232,016	5,954

Worthington Industries, Inc.	59,611	2,742
		36,429

Leisure Products – 1.0%

Brunswick Corp.	117,960	6,602

Polaris Industries, Inc.	77,352	8,093

Thor Industries, Inc.	65,005	8,185
		22,880

Machinery – 4.2%

AGCO Corp.	87,687	6,469

Crane Co.	67,185	5,374

Curtiss-Wright Corp.	58,811	6,148

Graco, Inc.	74,425	9,206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Machinery – 4.2% – continued

IDEX Corp.	101,649	$12,347

ITT, Inc.	116,967	5,178

Kennametal, Inc.	107,008	4,317

Lincoln Electric Holdings, Inc.	82,534	7,567

MSA Safety, Inc.	45,175	3,592

Nordson Corp.	67,489	7,997

Oshkosh Corp.	99,358	8,201

Regal Beloit Corp.	59,092	4,668

Terex Corp.	112,918	5,083

Toro (The) Co.	143,472	8,904
		95,051

Manufactured Goods – 0.4%

Timken (The) Co.	91,113	4,424

Valmont Industries, Inc.	29,994	4,742
		9,166

Media – 1.1%

AMC Networks, Inc., Class A *	69,191	4,046

Cable One, Inc.	6,233	4,501

Cars.com, Inc. *	95,081	2,530

John Wiley & Sons, Inc., Class A	59,494	3,183

Meredith Corp.	52,490	2,913

New York Times (The) Co., Class A	167,041	3,274

TEGNA, Inc.	285,207	3,802
		24,249

Medical Equipment & Devices – 3.8%

ABIOMED, Inc. *	55,681	9,388

Bio-Rad Laboratories, Inc., Class A *	26,737	5,941

Bio-Techne Corp.	49,607	5,997

Catalent, Inc. *	174,596	6,970

Globus Medical, Inc., Class A *	95,935	2,851

Halyard Health, Inc. *	62,338	2,807

Hill-Rom Holdings, Inc.	87,567	6,480

LivaNova PLC *	57,601	4,035

Masimo Corp. *	63,502	5,497

NuVasive, Inc. *	67,306	3,733

STERIS PLC	112,845	9,975

Teleflex, Inc.	59,899	14,494

West Pharmaceutical Services, Inc.	98,356	9,468
		87,636

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Metals & Mining – 0.5%

Compass Minerals International, Inc.	45,001	$2,921

Royal Gold, Inc.	86,790	7,467
		10,388

Oil, Gas & Coal – 4.2%

Callon Petroleum Co. *	267,661	3,009

CONSOL Energy, Inc. *	275,500	4,667

Core Laboratories N.V.	58,602	5,784

Diamond Offshore Drilling, Inc. *	86,875	1,260

Dril-Quip, Inc. *	50,276	2,220

Energen Corp. *	128,896	7,048

Ensco PLC, Class A	402,414	2,402

Gulfport Energy Corp. *	219,001	3,140

HollyFrontier Corp.	235,520	8,472

Matador Resources Co. *	118,712	3,223

Murphy Oil Corp.	215,052	5,712

Murphy USA, Inc. *	44,555	3,074

Nabors Industries Ltd.	379,077	3,059

NOW, Inc. *	142,986	1,975

Oceaneering International, Inc.	130,249	3,422

Patterson-UTI Energy, Inc.	283,849	5,944

PBF Energy, Inc., Class A	145,650	4,021

QEP Resources, Inc. *	319,310	2,736

Rowan Cos. PLC, Class A *	151,339	1,945

SM Energy Co.	136,273	2,417

Southwestern Energy Co. *	677,492	4,139

Superior Energy Services, Inc. *	203,817	2,177

Transocean Ltd. *	519,506	5,590

TravelCenters of America LLC – (Fractional Shares) *(1)	80,000	–

World Fuel Services Corp.	90,880	3,082

WPX Energy, Inc. *	527,956	6,071
		96,589

Passenger Transportation – 0.4%

JetBlue Airways Corp. *	437,164	8,101

Real Estate – 0.4%

Alexander & Baldwin, Inc.	61,552	2,852

Jones Lang LaSalle, Inc.	60,158	7,429
		10,281

Real Estate Investment Trusts – 9.0%

American Campus Communities, Inc.	181,487	8,013

Camden Property Trust	122,841	11,234

CoreCivic, Inc.	156,958	4,202

CoreSite Realty Corp.	45,424	5,083

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Real Estate Investment Trusts – 9.0% – continued

Corporate Office Properties Trust	132,113	$4,337

Cousins Properties, Inc.	560,135	5,232

CyrusOne, Inc.	121,367	7,152

DCT Industrial Trust, Inc.	123,809	7,171

Douglas Emmett, Inc.	203,707	8,030

Education Realty Trust, Inc.	97,211	3,493

EPR Properties	85,104	5,935

First Industrial Realty Trust, Inc.	159,517	4,800

GEO Group (The), Inc.	165,309	4,447

Healthcare Realty Trust, Inc.	164,323	5,314

Highwoods Properties, Inc.	137,439	7,159

Hospitality Properties Trust	218,225	6,217

JBG SMITH Properties *	124,455	4,258

Kilroy Realty Corp.	130,580	9,287

Lamar Advertising Co., Class A	111,435	7,637

LaSalle Hotel Properties	150,427	4,365

Liberty Property Trust	195,586	8,031

Life Storage, Inc.	61,758	5,052

Mack-Cali Realty Corp.	119,285	2,828

Medical Properties Trust, Inc.	483,522	6,349

National Retail Properties, Inc.	198,113	8,253

Omega Healthcare Investors, Inc.	262,447	8,375

Potlatch Corp.	53,952	2,751

Quality Care Properties, Inc. *	123,714	1,917

Rayonier, Inc.	171,185	4,945

Rayonier, Inc. – (Fractional Shares) (1)	50,000	–

Sabra Health Care REIT, Inc.	233,737	5,128

Senior Housing Properties Trust	315,535	6,169

Tanger Factory Outlet Centers, Inc.	126,485	3,089

Taubman Centers, Inc.	80,616	4,007

Uniti Group, Inc.	219,387	3,216

Urban Edge Properties	140,910	3,399

Washington Prime Group, Inc.	246,061	2,050

Weingarten Realty Investors	158,978	5,046
		203,971

Recreational Facilities & Services – 0.9%

Cinemark Holdings, Inc.	140,737	5,096

International Speedway Corp., Class A	33,424	1,203

Live Nation Entertainment, Inc. *	178,240	7,763

Six Flags Entertainment Corp.	105,792	6,447
		20,509

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Renewable Energy – 0.4%

EnerSys	57,805	$3,998

First Solar, Inc. *	108,252	4,967
		8,965

Retail – Consumer Staples – 0.5%

Big Lots, Inc.	58,738	3,147

Casey’s General Stores, Inc.	50,810	5,561

Sprouts Farmers Market, Inc. *	167,557	3,145
		11,853

Retail – Discretionary – 2.2%

American Eagle Outfitters, Inc.	223,594	3,197

AutoNation, Inc. *	86,731	4,116

Avis Budget Group, Inc. *	96,691	3,680

Bed Bath & Beyond, Inc.	192,000	4,506

Copart, Inc. *	266,249	9,151

Dick’s Sporting Goods, Inc.	112,550	3,040

Dillard’s, Inc., Class A	27,932	1,566

GameStop Corp., Class A	134,353	2,776

HSN, Inc.	42,206	1,648

Michaels (The) Cos., Inc. *	146,748	3,151

Office Depot, Inc.	686,330	3,116

Sally Beauty Holdings, Inc. *	174,631	3,419

Urban Outfitters, Inc. *	108,058	2,583

Williams-Sonoma, Inc.	106,232	5,297
		51,246

Semiconductors – 2.9%

Cirrus Logic, Inc. *	84,779	4,520

Coherent, Inc. *	32,715	7,694

Cypress Semiconductor Corp.	441,921	6,638

Integrated Device Technology, Inc. *	177,928	4,729

IPG Photonics Corp. *	50,109	9,273

Microsemi Corp. *	153,404	7,897

Monolithic Power Systems, Inc.	50,752	5,408

Silicon Laboratories, Inc. *	56,691	4,530

Synaptics, Inc. *	44,772	1,754

Teradyne, Inc.	262,813	9,800

Vishay Intertechnology, Inc.	178,070	3,348
		65,591

Software – 4.0%

ACI Worldwide, Inc. *	156,818	3,572

Acxiom Corp. *	105,924	2,610

Allscripts Healthcare Solutions, Inc. *	241,025	3,430

Blackbaud, Inc.	63,819	5,603

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Software – 4.0% – continued

CDK Global, Inc.	175,085	$11,046

CommVault Systems, Inc. *	56,260	3,421

Fortinet, Inc. *	200,905	7,200

j2 Global, Inc.	64,459	4,762

LogMeIn, Inc.	69,991	7,703

Manhattan Associates, Inc. *	91,975	3,823

PTC, Inc. *	153,485	8,638

Take-Two Interactive Software, Inc. *	141,578	14,474

Tyler Technologies, Inc. *	46,103	8,037

Ultimate Software Group (The), Inc. *	37,661	7,141
		91,460

Specialty Finance – 1.5%

First American Financial Corp.	147,176	7,354

GATX Corp.	51,465	3,168

Jack Henry & Associates, Inc.	102,877	10,575

SLM Corp. *	572,580	6,568

WEX, Inc. *	53,049	5,953
		33,618

Technology Services – 4.7%

Broadridge Financial Solutions, Inc.	154,826	12,513

Convergys Corp.	123,701	3,203

CoreLogic, Inc. *	112,430	5,196

DST Systems, Inc.	80,467	4,416

Dun & Bradstreet (The) Corp.	49,012	5,705

FactSet Research Systems, Inc.	52,160	9,395

Fair Isaac Corp.	40,711	5,720

Leidos Holdings, Inc.	188,946	11,189

MarketAxess Holdings, Inc.	49,937	9,214

MAXIMUS, Inc.	86,116	5,554

Medidata Solutions, Inc. *	77,721	6,067

MSCI, Inc.	119,717	13,995

Sabre Corp.	277,349	5,020

Science Applications International Corp.	58,065	3,882

Teradata Corp. *	167,533	5,661
		106,730

Telecom – 0.2%

Frontier Communications Corp.	104,390	1,231

Telephone & Data Systems, Inc.	122,019	3,403
		4,634

Transportation & Logistics – 1.8%

Genesee & Wyoming, Inc., Class A *	81,750	6,050

Kirby Corp. *	71,734	4,731

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Transportation & Logistics – 1.8% – continued

Knight-Swift Transportation Holdings, Inc. *	169,650	$7,049

Landstar System, Inc.	55,777	5,558

Old Dominion Freight Line, Inc.	90,849	10,003

Ryder System, Inc.	70,440	5,956

Werner Enterprises, Inc.	59,892	2,189
		41,536

Transportation Equipment – 0.7%

Trinity Industries, Inc.	200,997	6,412

Wabtec Corp.	113,575	8,603
		15,015

Utilities – 5.1%

Aqua America, Inc.	235,959	7,831

Atmos Energy Corp.	141,264	11,844

Black Hills Corp.	71,004	4,890

Great Plains Energy, Inc.	286,357	8,677

Hawaiian Electric Industries, Inc.	144,504	4,822

IDACORP, Inc.	67,001	5,891

National Fuel Gas Co.	113,469	6,423

New Jersey Resources Corp.	114,808	4,839

NorthWestern Corp.	64,363	3,665

OGE Energy Corp.	265,353	9,561

ONE Gas, Inc.	69,658	5,130

PNM Resources, Inc.	105,786	4,263

Southwest Gas Holdings, Inc.	63,158	4,902

UGI Corp.	230,678	10,810

Vectren Corp.	110,251	7,251

Westar Energy, Inc.	188,727	9,361

WGL Holdings, Inc.	68,059	5,731
		115,891

Waste & Environment Services & Equipment – 0.5%

Clean Harbors, Inc. *	69,273	3,928

Donaldson Co., Inc.	174,263	8,005
		11,933
Total Common Stocks
(Cost $1,732,860)		2,238,443

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (2)(3)	46,462,619	46,463
Total Investment Companies
(Cost $46,463)		46,463

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.08%, 2/1/18 (4)(5)	$4,900	$4,882
Total Short-Term Investments
(Cost $4,882)		4,882

Total Investments – 100.5%
(Cost $1,784,205)		2,289,788

Liabilities less Other Assets – (0.5%)		(11,109)
NET ASSETS – 100.0%		$2,278,679

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P MidCap 400	257	$46,149	Long	12/17	$1,777

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	3.8
Energy	4.1
Financials	17.0
Health Care	8.1
Industrials	15.5
Information Technology	17.3
Materials	7.2
Real Estate	9.6
Telecommunication Services	0.2
Utilities	5.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$2,238,443	$–	$–	$2,238,443
Investment Companies	46,463	–	–	46,463
Short-Term Investments	–	4,882	–	4,882
Total Investments	$2,284,906	$4,882	$–	$2,289,788

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,777	$–	$–	$1,777

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Aerospace & Defense – 1.1% – continued

AAR Corp.	19,182	$725

Aerojet Rocketdyne Holdings, Inc. *	41,162	1,441

Aerovironment, Inc. *	12,209	661

American Outdoor Brands Corp. *	33,399	509

Astronics Corp. *	12,786	380

Axon Enterprise, Inc. *	31,045	704

Ducommun, Inc. *	6,274	201

Esterline Technologies Corp. *	15,586	1,405

KLX, Inc. *	30,803	1,630

Moog, Inc., Class A *	18,931	1,579

National Presto Industries, Inc.	2,970	316

Sturm Ruger & Co., Inc.	10,151	525

Triumph Group, Inc.	29,060	865

Woodward, Inc.	31,736	2,463
		13,404

Apparel & Textile Products – 0.8%

Albany International Corp., Class A	17,171	986

Columbia Sportswear Co.	17,431	1,073

Crocs, Inc. *	43,980	426

Culp, Inc.	6,349	208

Deckers Outdoor Corp. *	18,831	1,288

Delta Apparel, Inc. *	4,121	89

Fossil Group, Inc. *	25,913	242

Iconix Brand Group, Inc. *	29,873	170

Movado Group, Inc.	8,967	251

Oxford Industries, Inc.	9,853	626

Perry Ellis International, Inc. *	7,229	171

Sequential Brands Group, Inc. *	22,843	68

Steven Madden Ltd. *	35,270	1,527

Superior Uniform Group, Inc.	5,014	115

Unifi, Inc. *	9,265	330

Weyco Group, Inc.	3,880	110

Wolverine World Wide, Inc.	56,211	1,622
		9,302

Asset Management – 0.7%

Artisan Partners Asset Management, Inc., Class A	26,512	864

Associated Capital Group, Inc., Class A	3,065	110

B. Riley Financial, Inc.	12,561	214

Cohen & Steers, Inc.	12,534	495

Community Bankers Trust Corp. *	12,814	118

Diamond Hill Investment Group, Inc.	1,899	403

Fifth Street Asset Management, Inc.	3,402	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Asset Management – 0.7% – continued

Financial Engines, Inc.	34,840	$1,211

GAMCO Investors, Inc., Class A	2,593	77

Granite Point Mortgage Trust, Inc.	6,002	112

Hamilton Lane, Inc., Class A	8,197	220

Kennedy-Wilson Holdings, Inc.	49,527	919

Ladenburg Thalmann Financial Services, Inc.	57,686	166

Medley Management, Inc., Class A	3,439	21

OM Asset Management PLC	44,768	668

Oppenheimer Holdings, Inc., Class A	6,016	104

Pzena Investment Management, Inc., Class A	10,898	119

Safeguard Scientifics, Inc. *	11,887	159

Silvercrest Asset Management Group, Inc., Class A	4,158	61

Virtus Investment Partners, Inc.	3,998	464

Waddell & Reed Financial, Inc., Class A	48,283	969

Westwood Holdings Group, Inc.	4,698	316

Wins Finance Holdings, Inc. *	175	37

WisdomTree Investments, Inc.	68,202	694
		8,534

Automotive – 1.0%

American Axle & Manufacturing

Holdings, Inc. *	49,725	874

Cooper Tire & Rubber Co.	31,625	1,183

Cooper-Standard Holdings, Inc. *	10,447	1,211

Dana, Inc.	86,583	2,421

Dorman Products, Inc. *	16,312	1,168

Gentherm, Inc. *	21,799	810

Horizon Global Corp. *	15,191	268

Miller Industries, Inc.	6,287	176

Modine Manufacturing Co. *	29,428	566

Motorcar Parts of America, Inc. *	10,938	322

Standard Motor Products, Inc.	12,820	619

Superior Industries International, Inc.	14,995	250

Tenneco, Inc.	31,708	1,924

Tower International, Inc.	11,395	310
		12,102

Banking – 11.7%

1st Source Corp.	9,653	490

Access National Corp.	9,083	260

ACNB Corp.	3,473	96

Allegiance Bancshares, Inc. *	7,014	258

American National Bankshares, Inc.	4,755	196

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

Ameris Bancorp	21,713	$1,042

Ames National Corp.	5,280	158

Arrow Financial Corp.	7,059	242

ASB Bancorp, Inc. *	1,689	76

Astoria Financial Corp.	55,074	1,184

Atlantic Capital Bancshares, Inc. *	12,428	226

Banc of California, Inc.	25,853	536

BancFirst Corp.	10,038	570

Banco Latinoamericano de Comercio Exterior S.A.	17,902	527

Bancorp (The), Inc. *	29,197	241

BancorpSouth, Inc.	51,210	1,641

Bank Mutual Corp.	25,641	260

Bank of Commerce Holdings	9,240	106

Bank of Marin Bancorp	3,569	244

Bank of NT Butterfield & Son (The) Ltd.	32,008	1,173

BankFinancial Corp.	8,704	138

Bankwell Financial Group, Inc.	3,336	123

Banner Corp.	19,637	1,203

Bar Harbor Bankshares	8,815	276

BCB Bancorp, Inc.	5,629	79

Bear State Financial, Inc.	12,482	128

Beneficial Bancorp, Inc.	41,331	686

Berkshire Hills Bancorp, Inc.	23,735	920

Blue Hills Bancorp, Inc.	14,204	273

BofI Holding, Inc. *	35,803	1,019

Boston Private Financial Holdings, Inc.	49,919	826

Bridge Bancorp, Inc.	11,385	387

Brookline Bancorp, Inc.	44,626	692

Bryn Mawr Bank Corp.	9,918	434

BSB Bancorp, Inc. *	4,653	139

Byline Bancorp, Inc. *	3,934	84

C&F Financial Corp.	1,874	103

Cadence BanCorp *	5,182	119

California First National Bancorp	1,665	30

Camden National Corp.	9,083	396

Capital Bank Financial Corp., Class A	17,303	710

Capital City Bank Group, Inc.	6,742	162

Capitol Federal Financial, Inc.	76,041	1,118

Capstar Financial Holdings, Inc. *	5,146	101

Carolina Financial Corp.	8,564	307

Cathay General Bancorp	44,834	1,802

CenterState Bank Corp.	32,085	860

Central Pacific Financial Corp.	17,777	572

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

Central Valley Community Bancorp	5,913	$132

Century Bancorp, Inc., Class A	1,829	147

Charter Financial Corp.	7,363	136

Chemical Financial Corp.	42,182	2,204

Chemung Financial Corp.	1,830	86

Citizens & Northern Corp.	6,879	169

City Holding Co.	9,165	659

Civista Bancshares, Inc.	5,914	132

Clifton Bancorp, Inc.	11,751	197

CNB Financial Corp.	8,993	246

CoBiz Financial, Inc.	23,158	455

Codorus Valley Bancorp, Inc.	4,705	145

Columbia Banking System, Inc.	34,838	1,467

Commerce Union Bancshares, Inc.	4,158	96

Community Bank System, Inc.	29,232	1,615

Community Financial (The) Corp.	2,355	83

Community Trust Bancorp, Inc.	9,145	425

ConnectOne Bancorp, Inc.	18,328	451

County Bancorp, Inc.	2,821	85

CU Bancorp *	9,678	375

Customers Bancorp, Inc. *	16,632	543

CVB Financial Corp.	61,654	1,490

Dime Community Bancshares, Inc.	18,499	398

DNB Financial Corp.	1,855	65

Eagle Bancorp, Inc. *	18,776	1,259

Entegra Financial Corp. *	3,796	95

Enterprise Bancorp, Inc.	5,462	198

Enterprise Financial Services Corp.	13,277	562

Equity Bancshares, Inc., Class A *	6,351	226

ESSA Bancorp, Inc.	4,751	75

Evans Bancorp, Inc.	2,757	119

Farmers & Merchants Bancorp, Inc.	5,276	192

Farmers Capital Bank Corp.	4,276	180

Farmers National Banc Corp.	14,882	224

FB Financial Corp. *	7,736	292

FCB Financial Holdings, Inc., Class A *	20,942	1,012

Fidelity Southern Corp.	13,079	309

Financial Institutions, Inc.	8,114	234

First Bancorp	14,617	503

First BanCorp *	114,149	584

First Bancorp, Inc.	6,066	184

First Bancshares (The), Inc.	5,071	153

First Busey Corp.	22,702	712

First Business Financial Services, Inc.	4,794	109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

First Citizens BancShares, Inc., Class A	4,412	$1,650

First Commonwealth Financial Corp.	57,416	811

First Community Bancshares, Inc.	10,047	292

First Connecticut Bancorp, Inc.	8,546	229

First Defiance Financial Corp.	5,955	313

First Financial Bancorp	36,704	960

First Financial Bankshares, Inc.	37,757	1,707

First Financial Corp.	6,356	303

First Financial Northwest, Inc.	4,549	77

First Foundation, Inc. *	16,846	301

First Guaranty Bancshares, Inc.	2,327	63

First Internet Bancorp	3,834	124

First Interstate BancSystem, Inc., Class A	15,350	587

First Merchants Corp.	24,339	1,045

First Mid-Illinois Bancshares, Inc.	5,995	230

First Midwest Bancorp, Inc.	60,769	1,423

First Northwest Bancorp *	6,405	110

First of Long Island (The) Corp.	13,941	425

Flagstar Bancorp, Inc. *	12,930	459

Flushing Financial Corp.	16,485	490

FNB Bancorp	3,158	107

Franklin Financial Network, Inc. *	6,818	243

Fulton Financial Corp.	102,004	1,913

German American Bancorp, Inc.	12,624	480

Glacier Bancorp, Inc.	45,664	1,724

Great Southern Bancorp, Inc.	6,494	361

Great Western Bancorp, Inc.	35,390	1,461

Green Bancorp, Inc. *	13,028	308

Greene County Bancorp, Inc.	1,789	54

Guaranty Bancorp	13,974	389

Guaranty Bancshares, Inc.	1,205	39

Hancock Holding Co.	50,013	2,423

Hanmi Financial Corp.	18,586	575

HarborOne Bancorp, Inc. *	7,635	144

Heartland Financial USA, Inc.	14,616	722

Heritage Commerce Corp.	21,673	308

Heritage Financial Corp.	17,766	524

Hilltop Holdings, Inc.	44,411	1,155

Hingham Institution for Savings	817	155

Home Bancorp, Inc.	3,359	140

Home BancShares, Inc.	93,740	2,364

HomeStreet, Inc. *	14,602	394

HomeTrust Bancshares, Inc. *	9,902	254

Hope Bancorp, Inc.	76,990	1,364

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

Horizon Bancorp	12,670	$370

Howard Bancorp, Inc. *	5,252	110

IBERIABANK Corp.	30,098	2,473

Independent Bank Corp.	15,876	1,185

Independent Bank Corp. (Berlin Exchange)	12,149	275

Independent Bank Group, Inc.	10,504	633

International Bancshares Corp.	32,790	1,315

Investar Holding Corp.	4,874	117

Investors Bancorp, Inc.	154,090	2,102

Kearny Financial Corp.	50,654	778

Lakeland Bancorp, Inc.	26,690	544

Lakeland Financial Corp.	14,379	701

LCNB Corp.	5,117	107

LegacyTexas Financial Group, Inc.	28,111	1,122

Live Oak Bancshares, Inc.	13,512	317

Macatawa Bank Corp.	15,426	158

MainSource Financial Group, Inc.	14,872	533

Malvern Bancorp, Inc. *	3,845	103

MB Financial, Inc.	48,193	2,170

MBT Financial Corp.	10,370	114

Mercantile Bank Corp.	9,526	332

Meridian Bancorp, Inc.	28,516	532

Middlefield Banc Corp.	1,560	72

Midland States Bancorp, Inc.	9,111	289

MidSouth Bancorp, Inc.	8,658	104

MidWestOne Financial Group, Inc.	6,658	225

MutualFirst Financial, Inc.	3,659	141

National Bank Holdings Corp., Class A	14,612	522

National Bankshares, Inc.	4,049	182

National Commerce Corp. *	6,286	269

NBT Bancorp, Inc.	25,390	932

Nicolet Bankshares, Inc. *	5,348	308

Northeast Bancorp	4,341	114

Northfield Bancorp, Inc.	25,912	450

Northrim BanCorp, Inc.	3,928	137

Northwest Bancshares, Inc.	56,637	978

Norwood Financial Corp.	3,418	104

OceanFirst Financial Corp.	18,831	518

Oconee Federal Financial Corp.	763	21

OFG Bancorp	25,965	238

Ohio Valley Banc Corp.	2,436	89

Old Line Bancshares, Inc.	4,880	137

Old National Bancorp	80,187	1,467

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

Old Point Financial Corp.	2,174	$70

Old Second Bancorp, Inc.	16,920	228

Opus Bank *	12,352	296

Oritani Financial Corp.	23,867	401

Orrstown Financial Services, Inc.	4,316	107

Pacific Continental Corp.	12,912	348

Pacific Mercantile Bancorp *	8,971	82

Pacific Premier Bancorp, Inc. *	23,324	881

Paragon Commercial Corp. *	2,508	142

Park National Corp.	7,948	858

Park Sterling Corp.	30,366	377

Parke Bancorp, Inc.	3,417	76

PCSB Financial Corp. *	10,818	204

Peapack Gladstone Financial Corp.	10,001	337

Penns Woods Bancorp, Inc.	2,657	123

Peoples Bancorp of North Carolina, Inc.	2,518	90

Peoples Bancorp, Inc.	9,607	323

Peoples Financial Services Corp.	4,068	194

People’s Utah Bancorp	8,219	267

Preferred Bank	7,799	471

Premier Financial Bancorp, Inc.	5,440	119

Provident Bancorp, Inc. *	2,654	61

Provident Financial Holdings, Inc.	3,872	76

Provident Financial Services, Inc.	36,356	970

Prudential Bancorp, Inc.	4,946	92

QCR Holdings, Inc.	7,090	323

RBB Bancorp *	2,251	52

Renasant Corp.	25,797	1,107

Republic Bancorp, Inc., Class A	5,652	220

Republic First Bancorp, Inc. *	29,864	276

Riverview Bancorp, Inc.	11,618	98

S&T Bancorp, Inc.	20,389	807

Sandy Spring Bancorp, Inc.	13,948	578

Seacoast Banking Corp. of Florida *	23,776	568

ServisFirst Bancshares, Inc.	27,566	1,071

Shore Bancshares, Inc.	7,261	121

SI Financial Group, Inc.	6,516	97

Sierra Bancorp	7,605	206

Simmons First National Corp., Class A	17,999	1,042

SmartFinancial, Inc. *	4,281	103

South State Corp.	17,195	1,548

Southern First Bancshares, Inc. *	3,865	141

Southern Missouri Bancorp, Inc.	3,422	125

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

Southern National Bancorp of Virginia, Inc.	11,008	$187

Southside Bancshares, Inc.	16,537	601

Southwest Bancorp, Inc.	10,738	296

State Bank Financial Corp.	22,396	642

Sterling Bancorp	78,391	1,932

Stock Yards Bancorp, Inc.	13,087	497

Summit Financial Group, Inc.	6,488	167

Sun Bancorp, Inc.	6,292	156

Sunshine Bancorp, Inc. *	4,395	102

Territorial Bancorp, Inc.	4,787	151

Texas Capital Bancshares, Inc. *	29,608	2,540

Timberland Bancorp, Inc.	3,750	118

Tompkins Financial Corp.	8,669	747

Towne Bank	33,429	1,120

TriCo Bancshares	12,054	491

TriState Capital Holdings, Inc. *	13,627	312

Triumph Bancorp, Inc. *	10,409	336

TrustCo Bank Corp. NY	54,069	481

Trustmark Corp.	40,345	1,336

Two River Bancorp	4,296	85

UMB Financial Corp.	26,995	2,011

Umpqua Holdings Corp.	131,709	2,570

Union Bankshares Corp.	25,538	902

Union Bankshares, Inc.	2,279	110

United Bankshares, Inc.	59,529	2,212

United Community Banks, Inc.	41,887	1,195

United Community Financial Corp.	29,827	286

United Financial Bancorp, Inc.	30,090	550

United Security Bancshares	7,768	74

Unity Bancorp, Inc.	4,602	91

Univest Corp. of Pennsylvania	15,295	489

Valley National Bancorp	153,371	1,848

Veritex Holdings, Inc. *	8,539	230

Washington Federal, Inc.	52,552	1,768

Washington Trust Bancorp, Inc.	8,782	503

WashingtonFirst Bankshares, Inc.	5,809	207

Waterstone Financial, Inc.	15,223	297

WesBanco, Inc.	25,039	1,027

West Bancorporation, Inc.	9,599	234

Westamerica Bancorporation	15,052	896

Western New England Bancorp, Inc.	16,556	180

Wintrust Financial Corp.	33,014	2,585

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Banking – 11.7% – continued

WSFS Financial Corp.	18,018	$878

Xenith Bankshares, Inc. *	3,068	100
		144,040

Biotechnology & Pharmaceuticals – 7.6%

Abeona Therapeutics, Inc. *	14,353	245

Acceleron Pharma, Inc. *	19,057	711

Aceto Corp.	17,151	193

Achaogen, Inc. *	20,293	324

Achillion Pharmaceuticals, Inc. *	69,388	312

Aclaris Therapeutics, Inc. *	12,000	310

Acorda Therapeutics, Inc. *	26,231	620

Adamas Pharmaceuticals, Inc. *	8,694	184

Aduro Biotech, Inc. *	24,365	259

Advaxis, Inc. *	21,376	89

Aerie Pharmaceuticals, Inc. *	19,488	947

Agenus, Inc. *	41,982	185

Aileron Therapeutics, Inc. *	3,021	40

Aimmune Therapeutics, Inc. *	20,887	518

Akcea Therapeutics, Inc. *	8,907	246

Akebia Therapeutics, Inc. *	26,587	523

Alder Biopharmaceuticals, Inc. *	37,657	461

AMAG Pharmaceuticals, Inc. *	20,766	383

Amicus Therapeutics, Inc. *	98,152	1,480

Amphastar Pharmaceuticals, Inc. *	21,969	393

AnaptysBio, Inc. *	7,118	249

Anavex Life Sciences Corp. *	22,200	92

ANI Pharmaceuticals, Inc. *	4,655	244

Anika Therapeutics, Inc. *	8,495	493

Antares Pharma, Inc. *	85,446	277

Aratana Therapeutics, Inc. *	24,159	148

Ardelyx, Inc. *	19,779	111

Arena Pharmaceuticals, Inc. *	23,357	596

Array BioPharma, Inc. *	101,999	1,255

Assembly Biosciences, Inc. *	8,343	291

Asterias Biotherapeutics, Inc. *	18,406	63

Atara Biotherapeutics, Inc. *	15,145	251

Athenex, Inc. *	4,141	72

Athersys, Inc. *	60,646	125

Audentes Therapeutics, Inc. *	9,059	254

Avexis, Inc. *	14,616	1,414

Axovant Sciences Ltd. *	17,774	122

Bellicum Pharmaceuticals, Inc. *	16,716	193

BioCryst Pharmaceuticals, Inc. *	48,882	256

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Biotechnology & Pharmaceuticals – 7.6% – continued

Biohaven Pharmaceutical Holding Co. Ltd. *	5,936	$222

BioSpecifics Technologies Corp. *	3,189	148

BioTime, Inc. *	46,963	133

Bluebird Bio, Inc. *	26,687	3,665

Blueprint Medicines Corp. *	23,092	1,609

Calithera Biosciences, Inc. *	18,214	287

Cambrex Corp. *	19,413	1,068

Cara Therapeutics, Inc. *	15,994	219

Cascadian Therapeutics, Inc. *	20,333	83

Catalyst Pharmaceuticals, Inc. *	42,492	107

Celldex Therapeutics, Inc. *	71,913	206

Cempra, Inc. *	30,122	98

ChemoCentryx, Inc. *	13,840	103

Chimerix, Inc. *	28,696	151

Clearside Biomedical, Inc. *	12,322	108

Clovis Oncology, Inc. *	25,767	2,123

Coherus Biosciences, Inc. *	22,799	304

Collegium Pharmaceutical, Inc. *	13,510	142

Conatus Pharmaceuticals, Inc. *	15,198	83

Concert Pharmaceuticals, Inc. *	10,559	156

Corbus Pharmaceuticals Holdings, Inc. *	26,315	188

Corcept Therapeutics, Inc. *	54,222	1,046

Corium International, Inc. *	11,852	131

Corvus Pharmaceuticals, Inc. *	4,995	80

Curis, Inc. *	66,618	99

Cytokinetics, Inc. *	24,684	358

CytomX Therapeutics, Inc. *	17,256	314

Depomed, Inc. *	33,965	197

Dermira, Inc. *	22,682	612

Dova Pharmaceuticals, Inc. *	3,047	74

Durect Corp. *	77,601	137

Dynavax Technologies Corp. *	36,149	777

Eagle Pharmaceuticals, Inc. *	4,896	292

Edge Therapeutics, Inc. *	11,788	126

Editas Medicine, Inc. *	20,101	483

Emergent BioSolutions, Inc. *	19,888	804

Enanta Pharmaceuticals, Inc. *	9,215	431

Epizyme, Inc. *	24,793	472

Esperion Therapeutics, Inc. *	10,079	505

Fate Therapeutics, Inc. *	22,623	90

FibroGen, Inc. *	39,402	2,120

Five Prime Therapeutics, Inc. *	15,963	653

Flexion Therapeutics, Inc. *	16,817	407

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Biotechnology & Pharmaceuticals – 7.6% – continued

Fortress Biotech, Inc. *	19,998	$88

G1 Therapeutics, Inc. *	4,670	116

Genocea Biosciences, Inc. *	16,998	25

Geron Corp. *	90,972	198

Global Blood Therapeutics, Inc. *	21,955	682

Halozyme Therapeutics, Inc. *	70,889	1,231

Heron Therapeutics, Inc. *	27,169	439

Heska Corp. *	3,761	331

Horizon Pharma PLC *	97,059	1,231

Idera Pharmaceuticals, Inc. *	62,171	139

Ignyta, Inc. *	29,722	367

Immune Design Corp. *	10,482	108

ImmunoGen, Inc. *	49,369	378

Immunomedics, Inc. *	60,776	850

Impax Laboratories, Inc. *	44,092	895

Innoviva, Inc. *	45,170	638

Inovio Pharmaceuticals, Inc. *	48,388	307

Insmed, Inc. *	44,192	1,379

Insys Therapeutics, Inc. *	14,793	131

Intellia Therapeutics, Inc. *	8,431	210

Intersect ENT,Inc. *	15,321	477

Intra-Cellular Therapies, Inc. *	19,921	314

Iovance Biotherapeutics, Inc. *	31,185	242

Ironwood Pharmaceuticals, Inc. *	80,040	1,262

Jounce Therapeutics, Inc. *	8,599	134

Kala Pharmaceuticals, Inc. *	4,850	111

Karyopharm Therapeutics, Inc. *	20,083	221

Keryx Biopharmaceuticals, Inc. *	49,883	354

Kindred Biosciences, Inc. *	12,488	98

Kite Pharma, Inc. *	29,045	5,223

Kura Oncology, Inc. *	8,460	126

La Jolla Pharmaceutical Co. *	10,706	372

Lannett Co., Inc. *	17,055	315

Lexicon Pharmaceuticals, Inc. *	25,170	309

Ligand Pharmaceuticals, Inc. *	12,172	1,657

Loxo Oncology, Inc. *	13,575	1,251

MacroGenics, Inc. *	19,803	366

Madrigal Pharmaceuticals, Inc. *	2,349	106

Matinas BioPharma Holdings, Inc. *	31,353	41

Medicines (The) Co. *	41,057	1,521

MediciNova, Inc. *	20,467	130

Merrimack Pharmaceuticals, Inc.	7,133	104

Mersana Therapeutics, Inc. *	3,001	52

Minerva Neurosciences, Inc. *	14,941	114

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Biotechnology & Pharmaceuticals – 7.6% – continued

Miragen Therapeutics, Inc. *	7,505	$69

Momenta Pharmaceuticals, Inc. *	43,665	808

MyoKardia, Inc. *	11,405	489

NantKwest, Inc. *	18,164	100

Natural Health Trends Corp.	4,315	103

Nature’s Sunshine Products, Inc.	6,437	65

Nektar Therapeutics *	88,187	2,116

Neos Therapeutics, Inc. *	11,116	102

NewLink Genetics Corp. *	13,409	136

Novavax, Inc. *	172,219	196

Novelion Therapeutics, Inc. *	8,907	63

Ocular Therapeutix, Inc. *	13,278	82

Omega Protein Corp.	13,042	217

Omeros Corp. *	24,774	536

Oncocyte Corp. *	3,232	24

Organovo Holdings, Inc. *	59,600	132

Otonomy, Inc. *	16,762	54

Ovid therapeutics, Inc. *	2,980	26

Pacira Pharmaceuticals, Inc. *	23,380	878

Paratek Pharmaceuticals, Inc. *	14,033	352

PDL BioPharma, Inc. *	97,826	332

Phibro Animal Health Corp., Class A	11,250	417

Pieris Pharmaceuticals, Inc. *	20,412	118

Portola Pharmaceuticals, Inc. *	32,791	1,772

Prestige Brands Holdings, Inc. *	31,708	1,588

Progenics Pharmaceuticals, Inc. *	42,467	313

Protagonist Therapeutics, Inc. *	5,874	104

Prothena Corp. PLC *	22,774	1,475

PTC Therapeutics, Inc. *	23,817	477

Puma Biotechnology, Inc. *	17,051	2,042

Ra Pharmaceuticals, Inc. *	6,981	102

Radius Health, Inc. *	22,125	853

Reata Pharmaceuticals, Inc., Class A *	6,721	209

Recro Pharma, Inc. *	8,056	72

REGENXBIO, Inc. *	16,356	539

Retrophin, Inc. *	22,622	563

Revance Therapeutics, Inc. *	13,360	368

Rigel Pharmaceuticals, Inc. *	75,600	192

Sage Therapeutics, Inc. *	20,554	1,281

Sangamo Therapeutics, Inc. *	49,269	739

Sarepta Therapeutics, Inc. *	35,217	1,597

SciClone Pharmaceuticals, Inc. *	30,199	338

Selecta Biosciences, Inc. *	6,962	127

Seres Therapeutics, Inc. *	12,148	195

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7%

Biotechnology & Pharmaceuticals – 7.6% – continued

Sienna Biopharmaceuticals, Inc. *	2,991	$67

Spark Therapeutics, Inc. *	15,874	1,415

Spectrum Pharmaceuticals, Inc. *	46,170	650

Stemline Therapeutics, Inc. *	12,835	142

Strongbridge Biopharma PLC *	13,034	90

Sucampo Pharmaceuticals, Inc., Class A *	13,940	164

Supernus Pharmaceuticals, Inc. *	28,063	1,123

Syndax Pharmaceuticals, Inc. *	5,238	61

Synergy Pharmaceuticals, Inc. *	134,841	391

Syros Pharmaceuticals, Inc. *	7,438	109

Teligent, Inc. *	24,303	163

Tetraphase Pharmaceuticals, Inc. *	30,245	207

TG Therapeutics, Inc. *	28,856	342

TherapeuticsMD, Inc. *	91,488	484

Theravance Biopharma, Inc. *	24,844	851

Tocagen, Inc. *	4,953	62

Trevena, Inc. *	32,925	84

Ultragenyx Pharmaceutical, Inc. *	23,537	1,254

USANA Health Sciences, Inc. *	6,931	400

Vanda Pharmaceuticals, Inc. *	26,137	468

VBI Vaccines, Inc. *	12,876	50

Versartis, Inc. *	19,757	48

Voyager Therapeutics, Inc. *	8,653	178

vTv Therapeutics, Inc., Class A *	4,422	26

WaVe Life Sciences Ltd. *	7,087	154

XBiotech, Inc. *	10,183	44

Xencor, Inc. *	22,926	525

ZIOPHARM Oncology, Inc. *	78,095	479

Zogenix, Inc. *	14,699	515

Zynerba Pharmaceuticals, Inc. *	6,790	57
		93,947

Chemicals – 2.3%

A. Schulman, Inc.	16,953	579

AdvanSix, Inc. *	17,823	708

AgroFresh Solutions, Inc. *	12,798	90

American Vanguard Corp.	16,952	388

Balchem Corp.	18,928	1,539

Calgon Carbon Corp.	29,870	639

Calyxt, Inc. *	4,830	118

Codexis, Inc. *	24,285	161

CSW Industrials, Inc. *	8,563	380

Ferro Corp. *	49,754	1,109

FutureFuel Corp.	14,852	234

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Chemicals – 2.3% – continued

GCP Applied Technologies, Inc. *	42,618	$1,308

H.B. Fuller Co.	30,135	1,750

Hawkins, Inc.	5,692	232

Ingevity Corp. *	25,304	1,581

Innophos Holdings, Inc.	11,373	559

Innospec, Inc.	14,382	887

Intrepid Potash, Inc. *	56,377	246

KMG Chemicals, Inc.	5,666	311

Koppers Holdings, Inc. *	12,396	572

Kraton Corp. *	18,030	729

Kronos Worldwide, Inc.	13,656	312

Landec Corp. *	15,848	205

LSB Industries, Inc. *	12,436	99

Lydall, Inc. *	9,820	563

Materion Corp.	11,899	513

Minerals Technologies, Inc.	20,872	1,475

Nexeo Solutions, Inc. *	15,658	114

Oil-Dri Corp. of America	2,982	146

OMNOVA Solutions, Inc. *	25,528	280

PolyOne Corp.	48,428	1,939

Quaker Chemical Corp.	7,720	1,142

Rayonier Advanced Materials, Inc.	25,503	349

Sensient Technologies Corp.	26,324	2,025

Stepan Co.	11,955	1,000

Trecora Resources *	11,446	152

Trinseo S.A.	26,407	1,772

Tronox Ltd., Class A	38,416	811

Valhi, Inc.	15,993	39

WD-40 Co.	8,229	921
		27,977

Commercial Services – 2.6%

ABM Industries, Inc.	33,104	1,381

Acacia Research Corp. *	28,967	132

Advisory Board (The) Co. *	24,039	1,289

Alarm.com Holdings, Inc. *	12,077	546

AMN Healthcare Services, Inc. *	27,882	1,274

ARC Document Solutions, Inc. *	23,833	98

Ascent Capital Group, Inc., Class A *	7,077	92

Barrett Business Services, Inc.	4,196	237

BG Staffing, Inc.	4,150	69

Brady Corp., Class A	27,439	1,041

Brink’s (The) Co.	27,371	2,306

Care.com, Inc. *	8,524	135

CBIZ, Inc. *	30,475	495

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Commercial Services – 2.6% – continued

Cimpress N.V. *	14,856	$1,451

Collectors Universe, Inc.	4,333	104

CorVel Corp. *	5,665	308

CRA International, Inc.	4,746	195

Cross Country Healthcare, Inc. *	21,426	305

Deluxe Corp.	28,887	2,108

Emerald Expositions Events, Inc.	9,218	214

Ennis, Inc.	15,383	302

Franklin Covey Co. *	5,975	121

FTI Consulting, Inc. *	23,418	831

GP Strategies Corp. *	7,649	236

Hackett Group (The), Inc.	14,412	219

Healthcare Services Group, Inc.	42,332	2,285

Heidrick & Struggles International, Inc.	10,935	231

Hill International, Inc. *	21,662	103

HMS Holdings Corp. *	49,861	990

Huron Consulting Group, Inc. *	12,852	441

Information Services Group, Inc. *	18,151	73

Insperity, Inc.	10,901	959

Kelly Services, Inc., Class A	18,266	458

Kforce, Inc.	13,974	282

Korn/Ferry International	30,465	1,201

LSC Communications, Inc.	19,899	329

National Research Corp., Class A	5,647	213

Navigant Consulting, Inc. *	28,091	475

On Assignment, Inc. *	30,216	1,622

Pendrell Corp. *	7,220	49

Quad/Graphics, Inc.	18,673	422

R.R. Donnelley & Sons Co.	41,726	430

Resources Connection, Inc.	16,970	236

RPX Corp. *	26,879	357

Sotheby’s *	22,680	1,046

SP Plus Corp. *	10,174	402

TriNet Group, Inc. *	24,326	818

TrueBlue, Inc. *	25,009	561

UniFirst Corp.	9,077	1,375

Vectrus, Inc. *	6,612	204

Viad Corp.	11,913	726

Willdan Group, Inc. *	4,487	146
		31,923

Construction Materials – 1.0%

Advanced Drainage Systems, Inc.	21,255	430

Apogee Enterprises, Inc.	16,904	816

Boise Cascade Co. *	23,026	804

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Construction Materials – 1.0% – continued

Continental Building Products, Inc. *	23,568	$613

Deltic Timber Corp.	6,586	582

Forterra, Inc. *	11,076	50

Louisiana-Pacific Corp. *	86,683	2,347

Patrick Industries, Inc. *	9,686	815

Ply Gem Holdings, Inc. *	13,104	223

Summit Materials, Inc., Class A *	63,410	2,031

Trex Co., Inc. *	17,647	1,590

United States Lime & Minerals, Inc.	1,278	107

Universal Forest Products, Inc.	11,879	1,166

US Concrete, Inc. *	9,076	693
		12,267

Consumer Products – 2.0%

Alico, Inc.	2,118	72

Amplify Snack Brands, Inc. *	19,701	140

B&G Foods, Inc.	39,104	1,245

Bob Evans Farms, Inc.	11,798	914

Boston Beer (The) Co., Inc., Class A *	5,243	819

Cadiz, Inc. *	12,400	157

Cal-Maine Foods, Inc. *	18,381	755

Central Garden & Pet Co. *	6,058	235

Central Garden & Pet Co., Class A *	20,999	781

Clearwater Paper Corp. *	9,634	474

Coca-Cola Bottling Co. Consolidated	2,793	603

Craft Brew Alliance, Inc. *	7,384	130

Darling Ingredients, Inc. *	97,679	1,711

Dean Foods Co.	53,936	587

elf Beauty, Inc. *	12,346	278

Farmer Brothers Co. *	5,435	179

Fresh Del Monte Produce, Inc.	19,712	896

Helen of Troy Ltd. *	16,254	1,575

Hostess Brands, Inc. *	47,605	650

HRG Group, Inc. *	71,028	1,109

Inter Parfums, Inc.	10,370	428

J&J Snack Foods Corp.	8,966	1,177

John B. Sanfilippo & Son, Inc.	4,991	336

Lancaster Colony Corp.	11,169	1,342

Lifeway Foods, Inc. *	2,538	23

Limoneira Co.	6,974	162

MGP Ingredients, Inc.	7,848	476

National Beverage Corp.	7,033	872

Orchids Paper Products Co.	5,488	77

Primo Water Corp. *	15,091	179

Revlon, Inc., Class A *	6,919	170

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Consumer Products – 2.0% – continued

Sanderson Farms, Inc.	12,000	$1,938

Seneca Foods Corp., Class A *	4,341	150

Snyder’s-Lance, Inc.	51,204	1,953

Tejon Ranch Co. *	9,084	192

Tootsie Roll Industries, Inc.	10,118	385

Turning Point Brands, Inc. *	3,477	59

Universal Corp.	14,794	848

Vector Group Ltd.	58,373	1,195
		25,272

Consumer Services – 1.0%

Aaron’s, Inc.	37,743	1,647

Adtalem Global Education, Inc.	36,978	1,326

American Public Education, Inc. *	9,129	192

Bridgepoint Education, Inc. *	10,654	102

Cambium Learning Group, Inc. *	6,958	46

Capella Education Co.	6,913	485

Career Education Corp. *	39,965	415

Carriage Services, Inc.	9,236	236

Grand Canyon Education, Inc. *	27,934	2,537

K12, Inc. *	20,172	360

Laureate Education, Inc., Class A *	21,558	314

Matthews International Corp., Class A	18,628	1,160

Medifast, Inc.	6,135	364

Nutrisystem, Inc.	17,754	992

Regis Corp. *	21,222	303

Rent-A-Center, Inc.	25,516	293

Strayer Education, Inc.	6,233	544

Weight Watchers International, Inc. *	16,613	723
		12,039

Containers & Packaging – 0.3%

Greif, Inc., Class A	15,194	889

Greif, Inc., Class B	3,336	214

KapStone Paper and Packaging Corp.	51,775	1,113

Multi-Color Corp.	8,112	665

Myers Industries, Inc.	13,938	292

Tredegar Corp.	15,215	274

UFP Technologies, Inc. *	3,750	105
		3,552

Design, Manufacturing & Distribution – 0.7%

Benchmark Electronics, Inc. *	29,602	1,011

CTS Corp.	19,209	463

Fabrinet *	21,708	804

Plexus Corp. *	19,896	1,116

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Design, Manufacturing & Distribution – 0.7% – continued

Sanmina Corp. *	43,795	$1,627

SYNNEX Corp.	17,260	2,183

Tech Data Corp. *	20,875	1,855
		9,059

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	15,911	545

Calavo Growers, Inc.	9,424	690

Castle Brands, Inc. *	51,719	69

Chefs’ Warehouse (The), Inc. *	11,611	224

Core-Mark Holding Co., Inc.	27,171	873

Performance Food Group Co. *	50,693	1,432

United Natural Foods, Inc. *	30,212	1,257
		5,090

Distributors – Discretionary – 0.3%

ePlus, Inc. *	7,923	732

Essendant, Inc.	22,193	292

FTD Cos., Inc. *	10,219	133

G-III Apparel Group Ltd. *	25,497	740

Insight Enterprises, Inc. *	21,193	973

PC Connection, Inc.	6,864	194

PCM, Inc. *	5,976	84

ScanSource, Inc. *	14,769	645

Veritiv Corp. *	6,832	222
		4,015

Electrical Equipment – 1.6%

AAON, Inc.	24,549	846

Allied Motion Technologies, Inc.	4,026	102

Argan, Inc.	8,643	581

Babcock & Wilcox Enterprises, Inc. *	29,146	97

Badger Meter, Inc.	16,709	819

Bel Fuse, Inc., Class B	5,500	172

Belden, Inc.	24,952	2,009

Chase Corp.	4,258	474

CompX International, Inc.	850	13

Cree, Inc. *	58,143	1,639

CyberOptics Corp. *	4,102	67

Energous Corp. *	11,200	142

ESCO Technologies, Inc.	15,216	912

FARO Technologies, Inc. *	9,976	382

Generac Holdings, Inc. *	36,557	1,679

General Cable Corp.	29,792	562

Iteris, Inc. *	14,032	93

Itron, Inc. *	20,334	1,575

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Electrical Equipment – 1.6% – continued

Kimball Electronics, Inc. *	15,842	$343

Landauer, Inc.	5,344	360

Littelfuse, Inc.	13,436	2,632

LSI Industries, Inc.	13,999	92

Mesa Laboratories, Inc.	1,914	286

Napco Security Technologies, Inc. *	7,109	69

NL Industries, Inc. *	6,115	56

Novanta, Inc. *	18,951	826

OSI Systems,Inc. *	10,353	946

Powell Industries, Inc.	5,081	152

Preformed Line Products Co.	1,821	122

Revolution Lighting Technologies, Inc. *	7,348	48

SPX Corp. *	25,382	745

Stoneridge, Inc. *	15,791	313

Watts Water Technologies, Inc., Class A	16,689	1,155
		20,309

Engineering & Construction Services – 1.4%

Chicago Bridge & Iron Co. N.V.	59,949	1,007

Comfort Systems USA, Inc.	21,929	783

Dycom Industries, Inc. *	18,146	1,558

EMCOR Group, Inc.	35,069	2,433

Exponent, Inc.	15,275	1,129

Granite Construction, Inc.	23,734	1,375

Great Lakes Dredge & Dock Corp. *	35,653	173

IES Holdings, Inc. *	5,603	97

Installed Building Products, Inc. *	12,862	834

KBR, Inc.	83,578	1,494

Kratos Defense & Security Solutions, Inc. *	42,633	558

Layne Christensen Co. *	10,606	133

MasTec, Inc. *	39,445	1,830

Mistras Group, Inc. *	10,179	209

MYR Group, Inc. *	9,517	277

NV5 Global, Inc. *	4,715	258

Orion Group Holdings, Inc. *	15,679	103

Primoris Services Corp.	23,287	685

Sterling Construction Co., Inc. *	15,369	234

Team, Inc. *	17,132	229

TopBuild Corp. *	22,020	1,435

Tutor Perini Corp. *	22,253	632

VSE Corp.	5,200	296

Willbros Group, Inc. *	25,261	81
		17,843

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Forest & Paper Products – 0.2%

Neenah Paper, Inc.	9,874	$845

P.H. Glatfelter Co.	25,691	500

Schweitzer-Mauduit International, Inc.	18,007	746

Verso Corp., Class A *	20,075	102
		2,193

Gaming, Lodging & Restaurants – 2.7%

Belmond Ltd., Class A *	53,298	728

Biglari Holdings, Inc. *	608	203

BJ’s Restaurants, Inc. *	12,417	378

Bloomin’ Brands, Inc.	55,094	970

Bojangles’, Inc. *	10,350	140

Boyd Gaming Corp.	49,410	1,287

Brinker International, Inc.	29,281	933

Buffalo Wild Wings, Inc. *	9,198	972

Caesars Acquisition Co., Class A *	29,464	632

Caesars Entertainment Corp. *	33,721	450

Carrols Restaurant Group, Inc. *	20,398	222

Century Casinos, Inc. *	12,408	102

Cheesecake Factory (The), Inc.	26,719	1,125

Churchill Downs, Inc.	8,090	1,668

Chuy’s Holdings, Inc. *	9,624	203

Cracker Barrel Old Country Store, Inc.	11,415	1,731

Dave & Buster’s Entertainment, Inc. *	25,049	1,315

Del Frisco’s Restaurant Group, Inc. *	13,024	190

Del Taco Restaurants, Inc. *	19,686	302

Denny’s Corp. *	40,821	508

DineEquity, Inc.	10,239	440

El Pollo Loco Holdings, Inc. *	11,798	143

Eldorado Resorts, Inc. *	27,603	708

Empire Resorts, Inc. *	2,388	53

Fiesta Restaurant Group, Inc. *	15,045	286

Fogo De Chao, Inc. *	5,656	70

Golden Entertainment, Inc. *	5,938	145

Habit Restaurants (The), Inc., Class A *	12,043	157

ILG, Inc.	63,296	1,692

Inspired Entertainment, Inc. *	2,360	31

J. Alexander’s Holdings, Inc. *	7,567	88

Jack in the Box, Inc.	17,494	1,783

La Quinta Holdings, Inc. *	48,554	850

Lindblad Expeditions Holdings, Inc. *	12,043	129

Marriott Vacations Worldwide Corp.	13,051	1,625

Monarch Casino & Resort, Inc. *	6,210	246

Nathan’s Famous, Inc. *	1,776	131

Noodles & Co. *	6,779	30

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Papa John’s International, Inc.	16,298	$1,191

Penn National Gaming, Inc. *	50,468	1,180

Pinnacle Entertainment, Inc. *	31,415	669

Potbelly Corp. *	13,830	172

Red Lion Hotels Corp. *	11,009	95

Red Robin Gourmet Burgers, Inc. *	7,609	510

Red Rock Resorts, Inc., Class A	40,425	936

Ruby Tuesday, Inc. *	36,152	77

Ruth’s Hospitality Group, Inc.	17,711	371

Scientific Games Corp., Class A *	31,597	1,449

Shake Shack, Inc., Class A *	13,073	434

Sonic Corp.	24,151	615

Texas Roadhouse, Inc.	39,850	1,958

Wingstop, Inc.	17,303	575

Zoe’s Kitchen, Inc. *	11,323	143
		33,041

Hardware – 3.0%

3D Systems Corp. *	65,040	871

A10 Networks, Inc. *	29,159	220

Acacia Communications, Inc. *	11,001	518

ADTRAN, Inc.	29,027	697

Aerohive Networks, Inc. *	18,781	77

Akoustis Technologies, Inc. *	5,161	34

AVX Corp.	28,123	513

CalAmp Corp. *	20,571	478

Ciena Corp. *	83,965	1,845

Clearfield, Inc. *	6,658	91

Comtech Telecommunications Corp.	14,029	288

Control4 Corp. *	14,527	428

Cray, Inc. *	23,771	462

Daktronics, Inc.	21,789	230

Diebold Nixdorf, Inc.	44,963	1,027

Digimarc Corp. *	5,778	211

Eastman Kodak Co. *	10,088	74

Electronics For Imaging, Inc. *	27,556	1,176

EMCORE Corp. *	16,676	137

ExOne (The) Co. *	6,210	71

Extreme Networks, Inc. *	64,955	772

Finisar Corp. *	66,383	1,472

Fitbit, Inc., Class A *	103,980	724

Gigamon, Inc. *	21,500	906

GoPro, Inc., Class A *	63,694	701

Harmonic, Inc. *	45,912	140

Immersion Corp. *	17,241	141

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Hardware – 3.0% – continued

Infinera Corp. *	85,687	$760

InterDigital, Inc.	20,609	1,520

Knowles Corp. *	52,924	808

Kopin Corp. *	36,463	152

KVH Industries, Inc. *	8,541	102

Lumentum Holdings, Inc. *	36,272	1,971

Mercury Systems, Inc. *	27,967	1,451

Methode Electronics, Inc.	21,305	902

MicroVision, Inc. *	40,628	113

NETGEAR, Inc. *	19,215	915

NetScout Systems, Inc. *	51,523	1,667

Nutanix, Inc., Class A *	33,719	755

Plantronics, Inc.	19,912	881

Pure Storage, Inc., Class A *	55,385	886

Quantenna Communications, Inc. *	12,575	211

Quantum Corp. *	16,630	102

Radisys Corp. *	20,735	28

Sonus Networks, Inc. *	27,628	211

Stratasys Ltd. *	29,898	691

Super Micro Computer, Inc. *	22,838	505

Telenav, Inc. *	17,198	109

TTM Technologies, Inc. *	54,967	845

Ubiquiti Networks, Inc. *	13,763	771

Universal Electronics, Inc. *	8,399	532

VeriFone Systems, Inc. *	66,266	1,344

ViaSat, Inc. *	31,701	2,039

Viavi Solutions, Inc. *	136,220	1,289

Vicor Corp. *	9,882	233

Vishay Precision Group, Inc. *	6,047	148

Vocera Communications, Inc. *	16,604	521

VOXX International Corp. *	11,975	102

ZAGG, Inc. *	16,169	255
		37,123

Health Care Facilities & Services – 2.4%

AAC Holdings, Inc. *	5,773	57

Addus HomeCare Corp. *	4,445	157

Almost Family, Inc. *	7,609	409

Amedisys, Inc. *	16,999	951

American Renal Associates Holdings, Inc. *	5,994	90

BioScrip, Inc. *	72,136	198

Capital Senior Living Corp. *	14,594	183

Chemed Corp.	9,363	1,892

Civitas Solutions, Inc. *	9,788	181

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Health Care Facilities & Services – 2.4% – continued

Community Health Systems, Inc. *	56,604	$435

Diplomat Pharmacy, Inc. *	28,445	589

Ensign Group (The), Inc.	28,521	644

Enzo Biochem, Inc. *	24,561	257

Genesis Healthcare, Inc. *	22,138	26

HealthEquity, Inc. *	29,654	1,500

HealthSouth Corp.	58,509	2,712

INC Research Holdings, Inc., Class A *	32,489	1,699

Independence Holding Co.	4,138	104

Invitae Corp. *	23,126	217

Kindred Healthcare, Inc.	50,142	341

LHC Group, Inc. *	9,377	665

Magellan Health, Inc. *	14,194	1,225

Medpace Holdings, Inc. *	4,131	132

Molina Healthcare, Inc. *	26,221	1,803

Natera, Inc. *	18,648	240

National HealthCare Corp.	6,649	416

NeoGenomics, Inc. *	33,954	378

Owens & Minor, Inc.	36,209	1,057

PAREXEL International Corp. *	29,926	2,636

PharMerica Corp. *	17,626	516

PRA Health Sciences, Inc. *	29,077	2,215

Providence Service (The) Corp. *	6,796	367

RadNet, Inc. *	22,655	262

Select Medical Holdings Corp. *	63,789	1,225

Surgery Partners, Inc. *	11,604	120

Teladoc, Inc. *	32,013	1,061

Tenet Healthcare Corp. *	48,363	795

Tivity Health, Inc. *	21,745	887

Triple-S Management Corp., Class B *	13,960	331

U.S. Physical Therapy, Inc.	7,093	436
		29,409

Home & Office Products – 1.8%

ACCO Brands Corp. *	65,091	775

American Woodmark Corp. *	8,394	808

Armstrong Flooring, Inc. *	13,951	220

AV Homes, Inc. *	6,871	118

Beazer Homes USA, Inc. *	18,910	354

Caesarstone Ltd. *	13,519	403

Cavco Industries, Inc. *	5,043	744

Century Communities, Inc. *	11,441	283

CSS Industries, Inc.	5,101	147

Flexsteel Industries, Inc.	4,563	231

Green Brick Partners, Inc. *	13,599	135

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Home & Office Products – 1.8% – continued

Griffon Corp.	17,475	$388

Herman Miller, Inc.	35,409	1,271

HNI Corp.	26,277	1,090

Hooker Furniture Corp.	6,680	319

Hovnanian Enterprises, Inc., Class A *	70,883	137

Interface, Inc.	37,080	812

iRobot Corp. *	15,748	1,213

JELD-WEN Holding, Inc. *	32,574	1,157

KB Home	49,869	1,203

Kimball International, Inc., Class B	21,757	430

Knoll, Inc.	28,446	569

LGI Homes, Inc. *	10,309	501

Libbey, Inc.	12,770	118

Lifetime Brands, Inc.	5,498	101

M/I Homes, Inc. *	14,070	376

Masonite International Corp. *	17,721	1,226

MDC Holdings, Inc.	24,738	821

Meritage Homes Corp. *	22,901	1,017

New Home (The) Co., Inc. *	7,957	89

PGT Innovations, Inc. *	28,586	427

PICO Holdings, Inc. *	13,084	218

Quanex Building Products Corp.	20,340	467

St. Joe (The) Co. *	28,691	541

Steelcase, Inc., Class A	50,992	785

Taylor Morrison Home Corp., Class A *	42,410	935

TRI Pointe Group, Inc. *	89,143	1,231

William Lyon Homes, Class A *	14,240	327
		21,987

Industrial Services – 0.8%

Anixter International, Inc. *	17,234	1,465

Applied Industrial Technologies, Inc.	22,816	1,501

CAI International, Inc. *	9,399	285

DXP Enterprises, Inc. *	9,208	290

EnviroStar, Inc.	2,092	58

H&E Equipment Services, Inc.	18,437	538

Herc Holdings, Inc. *	14,408	708

Kaman Corp.	15,878	886

McGrath RentCorp	13,987	612

Neff Corp., Class A *	4,408	110

SiteOne Landscape Supply, Inc. *	20,207	1,174

Systemax, Inc.	7,162	189

Textainer Group Holdings Ltd. *	16,146	277

Titan Machinery, Inc. *	11,166	174

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Industrial Services – 0.8% – continued

Triton International Ltd. *	25,838	$860

Wesco Aircraft Holdings, Inc. *	32,480	305
		9,432

Institutional Financial Services – 0.6%

Cowen, Inc. *	15,921	283

Evercore, Inc., Class A	23,247	1,866

GAIN Capital Holdings, Inc.	21,619	138

Greenhill & Co., Inc.	16,108	267

Houlihan Lokey, Inc.	14,879	582

INTL. FCStone, Inc. *	8,842	339

Investment Technology Group, Inc.	19,433	430

Moelis & Co., Class A	18,551	799

Piper Jaffray Cos.	8,528	506

PJT Partners, Inc., Class A	10,937	419

Stifel Financial Corp.	39,647	2,120

Virtu Financial, Inc., Class A	14,687	238
		7,987

Insurance – 2.6%

Ambac Financial Group, Inc. *	27,505	475

American Equity Investment Life Holding Co.	51,388	1,494

AMERISAFE, Inc.	11,512	670

AmTrust Financial Services, Inc.	50,740	683

Argo Group International Holdings Ltd.	17,190	1,057

Atlas Financial Holdings, Inc. *	6,110	116

Baldwin & Lyons, Inc., Class B	5,786	130

Blue Capital Reinsurance Holdings Ltd.	3,373	56

Citizens, Inc. *	27,280	201

CNO Financial Group, Inc.	100,353	2,342

Crawford & Co., Class B	6,958	83

Donegal Group, Inc., Class A	5,584	90

eHealth, Inc. *	9,257	221

EMC Insurance Group, Inc.	5,374	151

Employers Holdings, Inc.	18,930	860

Enstar Group Ltd. *	6,694	1,488

FBL Financial Group, Inc., Class A	5,833	435

Federated National Holding Co.	7,369	115

Fidelity & Guaranty Life	6,955	216

Genworth Financial, Inc., Class A *	297,612	1,146

Global Indemnity Ltd. *	4,987	211

Greenlight Capital Re Ltd., Class A *	18,269	396

Hallmark Financial Services, Inc. *	8,430	98

HCI Group, Inc.	4,717	180

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Insurance – 2.6% – continued

Health Insurance Innovations, Inc., Class A *	6,662	$97

Heritage Insurance Holdings, Inc.	15,685	207

Horace Mann Educators Corp.	24,154	950

Infinity Property & Casualty Corp.	6,405	603

James River Group Holdings Ltd.	13,367	554

Kemper Corp.	23,740	1,258

Kingstone Cos., Inc.	5,412	88

Kinsale Capital Group, Inc.	8,601	371

Maiden Holdings Ltd.	41,965	334

MBIA, Inc. *	74,562	649

National General Holdings Corp.	29,371	561

National Western Life Group, Inc., Class A	1,335	466

Navigators Group (The), Inc.	12,267	716

NI Holdings, Inc. *	6,141	110

NMI Holdings, Inc., Class A *	33,967	421

Primerica, Inc.	27,109	2,211

Radian Group, Inc.	128,529	2,402

RLI Corp.	22,836	1,310

Safety Insurance Group, Inc.	8,668	661

Selective Insurance Group, Inc.	34,088	1,836

State Auto Financial Corp.	9,191	241

State National Cos., Inc.	17,046	358

Third Point Reinsurance Ltd. *	45,767	714

Tiptree, Inc.	13,867	87

Trupanion, Inc. *	13,365	353

United Fire Group, Inc.	12,778	586

United Insurance Holdings Corp.	10,178	166

Universal Insurance Holdings, Inc.	18,873	434

WMIH Corp. *	118,424	113
		31,771

Iron & Steel – 0.8%

AK Steel Holding Corp. *	187,047	1,046

Allegheny Technologies, Inc. *	65,110	1,556

Carpenter Technology Corp.	27,677	1,329

Cleveland-Cliffs, Inc. *	177,222	1,267

Commercial Metals Co.	68,948	1,312

Haynes International, Inc.	7,337	264

Northwest Pipe Co. *	5,696	108

Olympic Steel, Inc.	5,248	116

Ryerson Holding Corp. *	9,475	103

Schnitzer Steel Industries, Inc., Class A	16,171	455

Shiloh Industries, Inc. *	5,187	54

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Iron & Steel – 0.8% – continued

SunCoke Energy, Inc. *	38,499	$352

TimkenSteel Corp. *	24,189	399

Warrior Met Coal, Inc.	9,985	235

Worthington Industries, Inc.	26,571	1,222
		9,818

Leisure Products – 0.6%

Acushnet Holdings Corp.	13,369	238

Callaway Golf Co.	55,807	805

Camping World Holdings, Inc., Class A	13,968	569

Clarus Corp. *	12,426	93

Escalade, Inc.	6,801	93

Fox Factory Holding Corp. *	20,868	899

Johnson Outdoors, Inc., Class A	2,748	201

LCI Industries	14,446	1,674

Malibu Boats, Inc., Class A *	10,757	340

Marine Products Corp.	4,724	76

MCBC Holdings, Inc. *	11,035	225

Nautilus, Inc. *	18,111	306

Vista Outdoor, Inc. *	34,051	781

Winnebago Industries, Inc.	18,765	840
		7,140

Machinery – 2.3%

Actuant Corp., Class A	35,149	900

Alamo Group, Inc.	5,647	606

Altra Industrial Motion Corp.	17,050	820

Astec Industries, Inc.	12,686	711

Briggs & Stratton Corp.	24,839	584

CIRCOR International, Inc.	9,829	535

Columbus McKinnon Corp.	12,873	487

Curtiss-Wright Corp.	26,321	2,752

Douglas Dynamics, Inc.	13,158	518

Federal Signal Corp.	35,129	748

Franklin Electric Co., Inc.	27,709	1,243

Gencor Industries, Inc. *	4,506	79

Gorman-Rupp (The) Co.	10,373	338

Graham Corp.	5,545	115

Hardinge, Inc.	6,817	104

Hillenbrand, Inc.	37,672	1,464

Hurco Cos., Inc.	3,679	153

Hyster-Yale Materials Handling, Inc.	6,145	470

Ichor Holdings Ltd. *	10,717	287

Intevac, Inc. *	11,566	98

John Bean Technologies Corp.	18,663	1,887

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Machinery – 2.3% – continued

Kadant, Inc.	6,420	$633

Kennametal, Inc.	47,867	1,931

Lindsay Corp.	6,240	573

Manitowoc (The) Co., Inc. *	75,985	684

Milacron Holdings Corp. *	32,307	545

MSA Safety, Inc.	19,836	1,577

MTS Systems Corp.	9,967	533

Mueller Water Products, Inc., Class A	91,713	1,174

NN, Inc.	16,172	469

Raven Industries, Inc.	21,520	697

Rexnord Corp. *	61,924	1,573

SPX FLOW, Inc. *	24,631	950

Standex International Corp.	7,506	797

Sun Hydraulics Corp.	14,268	770

Tennant Co.	10,458	692

Titan International, Inc.	29,640	301

Twin Disc, Inc. *	5,090	95
		28,893

Manufactured Goods – 1.3%

Aegion Corp. *	19,789	461

Ampco-Pittsburgh Corp.	4,971	86

Atkore International Group, Inc. *	19,523	381

AZZ, Inc.	15,459	753

Barnes Group, Inc.	29,820	2,101

Chart Industries, Inc. *	18,169	713

Core Molding Technologies, Inc.	4,374	96

Eastern (The) Co.	3,328	96

EnPro Industries, Inc.	12,583	1,013

Gibraltar Industries, Inc. *	18,728	583

Global Brass & Copper Holdings, Inc.	13,107	443

Handy & Harman Ltd. *	2,031	66

Insteel Industries, Inc.	10,798	282

Lawson Products, Inc. *	3,618	91

LB Foster Co., Class A *	4,950	113

Mueller Industries, Inc.	34,060	1,190

NCI Building Systems, Inc. *	23,884	373

Omega Flex, Inc.	1,858	133

Park-Ohio Holdings Corp.	5,468	249

Proto Labs, Inc. *	14,761	1,185

RBC Bearings, Inc. *	13,767	1,723

Rogers Corp. *	10,730	1,430

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Manufactured Goods – 1.3% – continued

Simpson Manufacturing Co., Inc.	24,647	$1,209

TriMas Corp. *	26,753	722
		15,492

Media – 2.7%

Bankrate, Inc. *	28,096	392

Beasley Broadcast Group, Inc., Class A	2,874	34

Blucora, Inc. *	24,514	620

Boingo Wireless, Inc. *	21,270	454

Cars.com, Inc. *	42,837	1,140

Carvana Co. *	9,029	133

Central European Media Enterprises Ltd., Class A *	48,466	196

Clear Channel Outdoor Holdings, Inc., Class A	20,905	97

Daily Journal Corp. *	644	141

DHI Group, Inc. *	29,101	76

Entercom Communications Corp., Class A	17,126	196

Entravision Communications Corp., Class A	38,819	221

Eros International PLC *	15,600	223

EW Scripps (The) Co., Class A *	34,250	654

Gannett Co., Inc.	67,794	610

Global Eagle Entertainment, Inc. *	32,373	111

Gray Television, Inc. *	38,258	601

Groupon, Inc. *	202,211	1,051

GrubHub, Inc. *	51,118	2,692

HealthStream, Inc. *	15,473	362

Hemisphere Media Group, Inc. *	8,744	104

Houghton Mifflin Harcourt Co. *	61,572	742

IMAX Corp. *	34,207	775

Leaf Group Ltd. *	7,048	49

Liberty Media Corp.-Liberty Braves, Class A *	6,043	153

Liberty Media Corp.-Liberty Braves, Class C *	20,244	512

Liberty TripAdvisor Holdings, Inc., Class A *	42,690	527

MDC Partners, Inc., Class A *	32,432	357

Meet Group (The), Inc. *	39,859	145

Meredith Corp.	23,474	1,303

MSG Networks, Inc., Class A *	35,374	750

National CineMedia, Inc.	37,531	262

New Media Investment Group, Inc.	30,218	447

New York Times (The) Co., Class A	74,613	1,462

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Media – 2.7% – continued

Nexstar Media Group, Inc., Class A	26,955	$1,679

Ominto, Inc. *	8,441	38

QuinStreet, Inc. *	21,776	160

Quotient Technology, Inc. *	43,838	686

Reis, Inc.	5,692	102

Rubicon Project (The), Inc. *	26,448	103

Saga Communications, Inc., Class A	1,997	91

Salem Media Group, Inc., Class A	6,411	42

Scholastic Corp.	16,818	626

Shutterfly, Inc. *	20,265	982

Shutterstock, Inc. *	10,926	364

Sinclair Broadcast Group, Inc., Class A	42,858	1,374

Stamps.com, Inc. *	9,423	1,910

TechTarget, Inc. *	11,701	140

Time, Inc.	59,464	803

TiVo Corp.	69,563	1,381

Townsquare Media, Inc., Class A *	5,010	50

Trade Desk (The), Inc., Class A *	14,079	866

tronc, Inc. *	11,454	166

TrueCar, Inc. *	41,172	650

Tucows, Inc., Class A *	5,351	313

Web.com Group, Inc. *	22,821	570

WideOpenWest, Inc. *	12,586	190

World Wrestling Entertainment, Inc., Class A	22,536	531

XO Group, Inc. *	14,219	280

Yelp, Inc. *	46,217	2,001

Yext, Inc. *	7,206	96
		33,786

Medical Equipment & Devices – 4.3%

Abaxis, Inc.	13,029	582

Accelerate Diagnostics, Inc. *	15,496	348

Accuray, Inc. *	46,764	187

Analogic Corp.	7,592	636

AngioDynamics, Inc. *	21,738	372

AtriCure, Inc. *	18,666	418

Atrion Corp.	846	569

AxoGen, Inc. *	15,900	308

BioTelemetry, Inc. *	16,483	544

Cardiovascular Systems, Inc. *	18,867	531

Catalent, Inc. *	74,870	2,989

Cerus Corp. *	60,206	164

ConforMIS, Inc. *	25,051	88

CONMED Corp.	16,306	856

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Medical Equipment & Devices – 4.3% – continued

Corindus Vascular Robotics, Inc. *	49,925	$76

CryoLife, Inc. *	18,792	427

Cutera, Inc. *	7,868	325

Endologix, Inc. *	48,117	215

Entellus Medical, Inc. *	7,207	133

Exact Sciences Corp. *	69,859	3,292

Exactech, Inc. *	6,429	212

Fluidigm Corp. *	15,971	81

FONAR Corp. *	3,640	111

Foundation Medicine, Inc. *	8,514	342

GenMark Diagnostics, Inc. *	26,549	256

Genomic Health, Inc. *	11,786	378

Glaukos Corp. *	17,037	562

Globus Medical, Inc., Class A *	41,950	1,247

Haemonetics Corp. *	31,151	1,398

Halyard Health, Inc. *	28,024	1,262

ICU Medical, Inc. *	8,945	1,662

Inogen, Inc. *	10,116	962

Insulet Corp. *	34,701	1,911

Integer Holdings Corp. *	18,623	953

Integra LifeSciences Holdings Corp. *	37,798	1,908

Invacare Corp.	18,855	297

iRhythm Technologies, Inc. *	8,201	425

K2M Group Holdings, Inc. *	24,112	511

Lantheus Holdings, Inc. *	18,121	323

LeMaitre Vascular, Inc.	8,820	330

LivaNova PLC *	28,873	2,023

Luminex Corp.	24,310	494

Masimo Corp. *	26,678	2,309

Meridian Bioscience, Inc.	24,777	354

Merit Medical Systems,Inc. *	29,150	1,235

MiMedx Group, Inc. *	61,528	731

Myriad Genetics, Inc. *	38,199	1,382

NanoString Technologies, Inc. *	10,547	170

Natus Medical, Inc. *	19,289	723

Neogen Corp. *	22,182	1,718

Nevro Corp. *	16,482	1,498

Novocure Ltd. *	34,357	682

NuVasive, Inc. *	30,185	1,674

NxStage Medical, Inc. *	38,848	1,072

Nymox Pharmaceutical Corp. *	16,936	65

Obalon Therapeutics, Inc. *	5,135	49

OraSure Technologies, Inc. *	33,681	758

Orthofix International N.V. *	10,064	476

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Medical Equipment & Devices – 4.3% – continued

Oxford Immunotec Global PLC *	13,268	$223

Pacific Biosciences of California, Inc. *	61,556	323

Penumbra, Inc. *	17,434	1,574

Pulse Biosciences, Inc. *	5,421	101

Quidel Corp. *	16,741	734

Quotient Ltd. *	15,897	78

Repligen Corp. *	22,312	855

Rockwell Medical, Inc. *	28,060	240

RTI Surgical, Inc. *	33,887	154

Sientra, Inc. *	8,526	131

Sparton Corp. *	5,498	128

STAAR Surgical Co. *	23,892	297

Surmodics, Inc. *	7,627	236

Tactile Systems Technology, Inc. *	5,434	168

Utah Medical Products, Inc.	2,071	152

Varex Imaging Corp. *	22,405	758

Veracyte, Inc. *	14,012	123

ViewRay, Inc. *	17,411	100

Viveve Medical, Inc. *	8,911	47

Wright Medical Group N.V. *	62,054	1,605
		53,631

Metals & Mining – 0.7%

Century Aluminum Co. *	29,551	490

Coeur Mining, Inc. *	107,780	991

Compass Minerals International, Inc.	20,149	1,308

Encore Wire Corp.	11,966	536

Fairmount Santrol Holdings, Inc. *	92,300	441

Ferroglobe Representation & Warranty Insurance Trust *(1)	38,340	–

Gold Resource Corp.	29,096	109

Harsco Corp. *	47,836	1,000

Hecla Mining Co.	234,406	1,177

Kaiser Aluminum Corp.	9,991	1,030

Klondex Mines Ltd. *	104,632	381

Smart Sand, Inc. *	13,022	88

Uranium Energy Corp. *	81,310	112

US Silica Holdings, Inc.	48,608	1,510
		9,173

Oil, Gas & Coal – 3.2%

Abraxas Petroleum Corp. *	89,751	169

Adams Resources & Energy, Inc.	1,163	48

Approach Resources, Inc. *	25,712	65

Arch Coal, Inc., Class A	12,653	908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Oil, Gas & Coal – 3.2% – continued

Archrock, Inc.	41,053	$515

Atwood Oceanics, Inc. *	46,585	437

Basic Energy Services, Inc. *	10,363	200

Bill Barrett Corp. *	45,018	193

Bonanza Creek Energy, Inc. *	12,092	399

Bristow Group, Inc.	19,944	187

C&J Energy Services, Inc. *	27,613	828

California Resources Corp. *	25,364	265

Callon Petroleum Co. *	120,051	1,349

CARBO Ceramics, Inc. *	13,631	118

Carrizo Oil & Gas, Inc. *	45,968	787

Clean Energy Fuels Corp. *	81,591	202

Cloud Peak Energy, Inc. *	44,100	161

Contango Oil & Gas Co. *	13,008	65

CVR Energy, Inc.	9,238	239

Delek U.S. Holdings, Inc.	46,667	1,247

Denbury Resources, Inc. *	236,686	317

Diamond Offshore Drilling, Inc. *	38,521	559

Dril-Quip, Inc. *	22,561	996

Earthstone Energy, Inc., Class A *	11,531	127

Eclipse Resources Corp. *	52,101	130

Energy XXI Gulf Coast, Inc. *	17,613	182

Ensco PLC, Class A	181,330	1,083

EP Energy Corp., Class A *	22,531	73

Era Group, Inc. *	11,155	125

Evolution Petroleum Corp.	16,174	116

Exterran Corp. *	18,972	600

Flotek Industries, Inc. *	32,547	151

Forum Energy Technologies, Inc. *	41,074	653

Frank’s International N.V.	29,733	230

Gastar Exploration, Inc. *	103,955	91

Geospace Technologies Corp. *	7,494	134

Gulf Island Fabrication, Inc.	8,171	104

Halcon Resources Corp. *	76,802	522

Hallador Energy Co.	9,605	55

Helix Energy Solutions Group, Inc. *	84,266	623

Independence Contract Drilling, Inc. *	22,172	84

Isramco, Inc. *	410	48

Jagged Peak Energy, Inc. *	34,060	465

Jones Energy, Inc., Class A *	25,632	49

Keane Group, Inc. *	18,955	316

Key Energy Services, Inc. *	6,141	81

Lilis Energy, Inc. *	25,500	114

Mammoth Energy Services, Inc. *	4,660	79

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Oil, Gas & Coal – 3.2% – continued

Matador Resources Co. *	53,153	$1,443

Matrix Service Co. *	15,832	241

McDermott International, Inc. *	168,572	1,226

Midstates Petroleum Co., Inc. *	6,762	105

MRC Global, Inc. *	53,189	930

NACCO Industries, Inc., Class A	2,505	215

Natural Gas Services Group, Inc. *	7,206	205

NCS Multistage Holdings, Inc. *	6,575	158

Newpark Resources, Inc. *	52,035	520

Noble Corp. PLC *	145,306	668

NOW, Inc. *	63,222	873

Oasis Petroleum, Inc. *	140,296	1,280

Oil States International, Inc. *	30,515	774

Panhandle Oil and Gas, Inc., Class A	9,230	220

Par Pacific Holdings, Inc. *	19,270	401

Parker Drilling Co. *	82,330	91

PDC Energy, Inc. *	39,371	1,930

Peabody Energy Corp. *	36,925	1,071

Penn Virginia Corp. *	8,504	340

PHI, Inc. (Non Voting) *	6,947	82

Pioneer Energy Services Corp. *	45,482	116

ProPetro Holding Corp. *	15,042	216

Ramaco Resources, Inc. *	3,696	25

Ranger Energy Services, Inc. *	3,518	52

Resolute Energy Corp. *	12,921	384

Ring Energy, Inc. *	27,045	392

Rosehill Resources, Inc. *	1,980	16

Rowan Cos. PLC, Class A *	69,421	892

Sanchez Energy Corp. *	41,644	201

SandRidge Energy, Inc. *	20,853	419

SEACOR Holdings, Inc. *	9,747	449

Select Energy Services, Inc., Class A *	5,481	87

SemGroup Corp., Class A	39,784	1,144

SilverBow Resources, Inc. *	4,171	102

Solaris Oilfield Infrastructure, Inc., Class A *	6,047	105

SRC Energy, Inc. *	119,739	1,158

Stone Energy Corp. *	11,625	338

Superior Energy Services, Inc. *	90,608	968

Tellurian, Inc. *	32,999	352

Tesco Corp. *	27,309	149

TETRA Technologies, Inc. *	67,637	193

Thermon Group Holdings, Inc. *	19,241	346

Ultra Petroleum Corp. *	116,116	1,007

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Oil, Gas & Coal – 3.2% – continued

Unit Corp. *	30,860	$635

W&T Offshore, Inc. *	55,768	170

Westmoreland Coal Co. *	10,960	28

WildHorse Resource Development Corp. *	12,194	162
		39,368

Passenger Transportation – 0.3%

Allegiant Travel Co.	7,523	991

Hawaiian Holdings, Inc. *	31,729	1,191

SkyWest, Inc.	30,114	1,322
		3,504

Real Estate – 0.3%

Alexander & Baldwin, Inc.	27,629	1,280

Consolidated-Tomoka Land Co.	2,359	142

Forestar Group, Inc. *	24,540	422

FRP Holdings, Inc. *	4,018	182

Griffin Industrial Realty, Inc.	648	23

Marcus & Millichap, Inc. *	9,597	259

Maui Land & Pineapple Co., Inc. *	3,993	56

RE/MAX Holdings, Inc., Class A	10,551	670

Redfin Corp. *	6,370	160

RMR Group (The), Inc., Class A	4,019	206

Stratus Properties, Inc.	3,618	110

Trinity Place Holdings, Inc. *	10,837	76
		3,586

Real Estate Investment Trusts – 7.5%

Acadia Realty Trust	50,013	1,431

AG Mortgage Investment Trust, Inc.	16,553	318

Agree Realty Corp.	16,488	809

Alexander’s, Inc.	1,263	536

Altisource Residential Corp.	29,478	327

American Assets Trust, Inc.	24,059	957

Anworth Mortgage Asset Corp.	56,084	337

Apollo Commercial Real Estate Finance, Inc.	62,876	1,139

Ares Commercial Real Estate Corp.	15,463	206

Armada Hoffler Properties, Inc.	26,655	368

ARMOUR Residential REIT, Inc.	24,371	656

Ashford Hospitality Prime, Inc.	15,773	150

Ashford Hospitality Trust, Inc.	46,423	310

Bluerock Residential Growth REIT, Inc.	14,068	156

Capstead Mortgage Corp.	56,569	546

CareTrust REIT, Inc.	42,934	817

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Real Estate Investment Trusts – 7.5% – continued

CatchMark Timber Trust, Inc., Class A	23,539	$297

CBL & Associates Properties, Inc.	101,266	850

Cedar Realty Trust, Inc.	48,940	275

Chatham Lodging Trust	22,379	477

Cherry Hill Mortgage Investment Corp.	6,963	126

Chesapeake Lodging Trust	35,260	951

City Office REIT, Inc.	17,699	244

Clipper Realty, Inc.	8,895	95

Community Healthcare Trust, Inc.	10,219	276

CorEnergy Infrastructure Trust, Inc.	7,105	251

Cousins Properties, Inc.	249,025	2,326

CYS Investments, Inc.	89,958	777

DiamondRock Hospitality Co.	119,065	1,304

Dynex Capital, Inc.	28,432	207

Easterly Government Properties, Inc.	22,292	461

EastGroup Properties, Inc.	19,768	1,742

Education Realty Trust, Inc.	43,806	1,574

Ellington Residential Mortgage REIT	4,922	71

Farmland Partners, Inc.	18,991	172

First Industrial Realty Trust, Inc.	69,253	2,084

First Potomac Realty Trust	34,589	385

Four Corners Property Trust, Inc.	36,160	901

Franklin Street Properties Corp.	62,242	661

GEO Group (The), Inc.	72,759	1,957

Getty Realty Corp.	18,386	526

Gladstone Commercial Corp.	15,028	335

Global Medical REIT, Inc.	8,822	79

Global Net Lease, Inc.	40,143	879

Government Properties Income Trust	56,271	1,056

Gramercy Property Trust	90,057	2,724

Great Ajax Corp.	8,819	124

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,332	715

Healthcare Realty Trust, Inc.	72,912	2,358

Hersha Hospitality Trust	22,649	423

Independence Realty Trust, Inc.	41,337	420

InfraREIT, Inc.	25,371	568

Invesco Mortgage Capital, Inc.	66,444	1,138

Investors Real Estate Trust	72,200	441

iStar, Inc. *	41,005	484

Jernigan Capital, Inc.	7,832	161

Kite Realty Group Trust	49,778	1,008

Ladder Capital Corp.	45,363	625

LaSalle Hotel Properties	67,758	1,966

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Real Estate Investment Trusts – 7.5% – continued

Lexington Realty Trust	128,980	$1,318

LTC Properties, Inc.	23,473	1,103

Mack-Cali Realty Corp.	53,677	1,273

MedEquities Realty Trust, Inc.	17,233	202

Monmouth Real Estate Investment Corp.	41,099	665

MTGE Investment Corp.	27,149	527

National Health Investors, Inc.	23,662	1,829

National Storage Affiliates Trust	26,367	639

New Senior Investment Group, Inc.	48,698	446

New York Mortgage Trust, Inc.	65,280	401

NexPoint Residential Trust, Inc.	10,150	241

NorthStar Realty Europe Corp.	32,341	414

One Liberty Properties, Inc.	8,658	211

Orchid Island Capital, Inc.	25,733	262

Owens Realty Mortgage, Inc.	5,816	106

Parkway, Inc.	24,989	575

Pebblebrook Hotel Trust	40,990	1,481

Pennsylvania Real Estate Investment Trust	40,202	422

PennyMac Mortgage Investment Trust	39,109	680

Physicians Realty Trust	106,994	1,897

Potlatch Corp.	24,015	1,225

Preferred Apartment Communities, Inc., Class A	18,158	343

PS Business Parks, Inc.	11,725	1,565

QTS Realty Trust, Inc., Class A	27,819	1,457

Quality Care Properties, Inc. *	56,273	872

RAIT Financial Trust	52,827	39

Ramco-Gershenson Properties Trust	46,802	609

Redwood Trust, Inc.	45,433	740

Resource Capital Corp.	17,521	189

Retail Opportunity Investments Corp.	64,629	1,229

Rexford Industrial Realty, Inc.	41,926	1,200

RLJ Lodging Trust	101,016	2,222

Ryman Hospitality Properties, Inc.	26,380	1,648

Sabra Health Care REIT, Inc.	103,971	2,281

Safety Income and Growth, Inc.	6,152	115

Saul Centers, Inc.	6,634	411

Select Income REIT	37,441	877

Seritage Growth Properties, Class A	14,805	682

STAG Industrial, Inc.	55,194	1,516

Starwood Waypoint Homes	75,946	2,762

Summit Hotel Properties, Inc.	60,907	974

Sunstone Hotel Investors, Inc.	131,637	2,115

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Real Estate Investment Trusts – 7.5% – continued

Sutherland Asset Management Corp.	9,996	$157

Terreno Realty Corp.	30,497	1,103

Tier REIT, Inc.	28,428	549

TPG RE Finance Trust, Inc. *	6,601	131

Transcontinental Realty Investors, Inc. *	994	27

UMH Properties, Inc.	16,960	264

Universal Health Realty Income Trust	7,477	564

Urban Edge Properties	58,156	1,403

Urstadt Biddle Properties, Inc., Class A	17,506	380

Washington Prime Group, Inc.	111,559	929

Washington Real Estate Investment Trust	46,007	1,507

Western Asset Mortgage Capital Corp.	24,341	255

Whitestone REIT	21,919	286

Xenia Hotels & Resorts, Inc.	64,097	1,349
		92,224

Recreational Facilities & Services – 0.3%

AMC Entertainment Holdings, Inc., Class A	32,740	481

Drive Shack, Inc.	36,862	133

International Speedway Corp., Class A	14,911	537

Marcus (The) Corp.	11,142	309

Planet Fitness, Inc., Class A	50,161	1,353

RCI Hospitality Holdings, Inc.	5,411	134

Reading International, Inc., Class A *	9,639	152

SeaWorld Entertainment, Inc. *	40,682	528

Speedway Motorsports, Inc.	7,166	153
		3,780

Renewable Energy – 0.5%

Advanced Energy Industries, Inc. *	23,686	1,913

Ameresco, Inc., Class A *	10,975	86

EnerSys	25,952	1,795

Green Plains, Inc.	22,157	446

Pacific Ethanol, Inc. *	24,542	136

Plug Power, Inc. *	133,017	347

Renewable Energy Group, Inc. *	22,935	279

REX American Resources Corp. *	3,379	317

Silver Spring Networks, Inc. *	24,891	403

SunPower Corp. *	35,550	259

Sunrun, Inc. *	50,569	281

TerraForm Global, Inc., Class A *	54,359	258

TPI Composites, Inc. *	6,370	142

Vivint Solar, Inc. *	15,491	53
		6,715

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Retail – Consumer Staples – 0.6%

Big Lots, Inc.	26,625	$1,426

Five Below, Inc. *	32,209	1,768

Fred’s, Inc., Class A	21,900	141

Ingles Markets, Inc., Class A	8,654	223

Natural Grocers by Vitamin Cottage, Inc. *	5,446	30

Ollie’s Bargain Outlet Holdings, Inc. *	28,391	1,317

PriceSmart, Inc.	13,161	1,175

Smart & Final Stores, Inc. *	13,410	105

SpartanNash Co.	22,495	593

SUPERVALU, Inc. *	22,476	489

Village Super Market, Inc., Class A	4,956	123

Weis Markets, Inc.	5,773	251
		7,641

Retail – Discretionary – 3.1%

1-800-Flowers.com, Inc., Class A *	15,097	149

Abercrombie & Fitch Co., Class A	40,442	584

American Eagle Outfitters, Inc.	96,708	1,383

America’s Car-Mart, Inc. *	4,262	175

Asbury Automotive Group, Inc. *	11,178	683

Ascena Retail Group, Inc. *	103,000	252

At Home Group, Inc. *	3,063	70

Avis Budget Group, Inc. *	44,554	1,696

Barnes & Noble Education, Inc. *	22,394	146

Barnes & Noble, Inc.	35,256	268

Bassett Furniture Industries, Inc.	5,952	224

Beacon Roofing Supply, Inc. *	39,670	2,033

Big 5 Sporting Goods Corp.	12,587	96

BMC Stock Holdings, Inc. *	38,993	833

Boot Barn Holdings, Inc. *	7,978	71

Buckle (The), Inc.	16,791	283

Build-A-Bear Workshop, Inc. *	7,781	71

Builders FirstSource, Inc. *	57,586	1,036

Caleres, Inc.	25,096	766

Cato (The) Corp., Class A	14,298	189

Chegg, Inc. *	56,568	840

Chico’s FAS, Inc.	76,156	682

Children’s Place (The), Inc.	10,277	1,214

Citi Trends, Inc.	8,644	172

Conn’s, Inc. *	10,949	308

Container Store Group (The), Inc. *	8,503	36

Dillard’s, Inc., Class A	8,319	466

DSW, Inc., Class A	39,245	843

Duluth Holdings, Inc., Class B *	5,554	113

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Retail – Discretionary – 3.1% – continued

Ethan Allen Interiors, Inc.	14,539	$471

Etsy, Inc. *	68,881	1,163

Express, Inc. *	46,039	311

EZCORP, Inc., Class A *	30,486	290

Finish Line (The), Inc., Class A	23,805	286

FirstCash, Inc.	28,226	1,783

Foundation Building Materials, Inc. *	7,884	112

Francesca’s Holdings Corp. *	21,890	161

Freshpet, Inc. *	14,595	228

Gaia, Inc. *	5,607	67

Genesco, Inc. *	11,600	309

GMS, Inc. *	16,323	578

GNC Holdings, Inc., Class A	40,226	356

Group 1 Automotive, Inc.	12,175	882

Guess?, Inc.	35,784	609

Haverty Furniture Cos., Inc.	11,062	289

Hertz Global Holdings, Inc. *	32,558	728

Hibbett Sports, Inc. *	12,768	182

HSN, Inc.	19,055	744

Huttig Building Products, Inc. *	14,231	101

J. Jill, Inc. *	7,080	77

J.C. Penney Co., Inc. *	184,771	704

Kirkland’s, Inc. *	8,694	99

Lands’ End, Inc. *	7,598	100

La-Z-Boy, Inc.	28,807	775

Liquidity Services, Inc. *	15,055	89

Lithia Motors, Inc., Class A	13,876	1,669

Lumber Liquidators Holdings, Inc. *	16,753	653

MarineMax, Inc. *	15,312	253

Monro, Inc.	18,802	1,054

Office Depot, Inc.	305,046	1,385

Overstock.com, Inc. *	10,033	298

Party City Holdco, Inc. *	16,041	217

PetIQ, Inc. *	4,314	117

PetMed Express, Inc.	11,796	391

Pier 1 Imports, Inc.	47,903	201

RH *	11,939	840

Rush Enterprises, Inc., Class A *	17,931	830

Rush Enterprises, Inc., Class B *	3,054	133

Sears Holdings Corp. *	6,606	48

Select Comfort Corp. *	24,495	761

Shoe Carnival, Inc.	7,005	157

Sonic Automotive, Inc., Class A	15,918	325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Retail – Discretionary – 3.1% – continued

Sportsman’s Warehouse Holdings, Inc. *	21,595	$97

Tailored Brands, Inc.	28,841	416

Tile Shop Holdings, Inc.	23,654	300

Tilly’s, Inc., Class A	8,275	99

Vera Bradley, Inc. *	11,799	104

Vitamin Shoppe, Inc. *	12,680	68

Winmark Corp.	1,364	180

Zumiez, Inc. *	10,507	190
		37,962

Semiconductors – 3.2%

Alpha & Omega Semiconductor Ltd. *	11,017	182

Ambarella, Inc. *	19,157	939

Amkor Technology, Inc. *	60,902	643

Applied Optoelectronics, Inc. *	10,980	710

Axcelis Technologies, Inc. *	17,910	490

AXT, Inc. *	22,146	203

Brooks Automation, Inc.	40,662	1,235

Cabot Microelectronics Corp.	14,818	1,184

CEVA, Inc. *	12,763	546

Cirrus Logic, Inc. *	38,388	2,047

Cohu, Inc.	15,738	375

Diodes, Inc. *	22,728	680

DSP Group, Inc. *	12,985	169

Electro Scientific Industries, Inc. *	18,790	262

Entegris, Inc. *	84,488	2,437

FormFactor, Inc. *	42,847	722

GSI Technology, Inc. *	8,524	62

II-VI, Inc. *	36,244	1,491

Impinj, Inc. *	10,720	446

Inphi Corp. *	25,006	993

Integrated Device Technology, Inc. *	79,762	2,120

IXYS Corp. *	14,395	341

KEMET Corp. *	27,169	574

Lattice Semiconductor Corp. *	74,046	386

MACOM Technology Solutions Holdings, Inc. *	24,130	1,076

MaxLinear, Inc. *	35,798	850

Maxwell Technologies, Inc. *	21,554	111

MKS Instruments, Inc.	32,037	3,026

Monolithic Power Systems, Inc.	23,764	2,532

Nanometrics, Inc. *	14,062	405

NeoPhotonics Corp. *	20,001	111

NVE Corp.	2,828	223

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Semiconductors – 3.2% – continued

Oclaro, Inc. *	98,567	$851

Park Electrochemical Corp.	11,510	213

Photronics, Inc. *	39,863	353

Pixelworks, Inc. *	17,002	80

Power Integrations, Inc.	17,081	1,250

Rambus, Inc. *	66,142	883

Rudolph Technologies, Inc. *	18,550	488

Semtech Corp. *	38,790	1,457

Sigma Designs, Inc. *	23,582	149

Silicon Laboratories, Inc. *	24,847	1,985

SMART Global Holdings, Inc. *	12,108	324

Synaptics, Inc. *	20,507	803

Ultra Clean Holdings, Inc. *	19,209	588

Veeco Instruments, Inc. *	28,196	603

Vishay Intertechnology, Inc.	80,146	1,507

Xcerra Corp. *	31,433	310

Xperi Corp.	28,912	731
		40,146

Software – 4.8%

2U, Inc. *	26,043	1,459

ACI Worldwide, Inc. *	69,462	1,582

Actua Corp. *	18,687	286

Acxiom Corp. *	46,606	1,148

Agilysys, Inc. *	8,650	103

Allscripts Healthcare Solutions, Inc. *	108,001	1,537

Alteryx, Inc., Class A *	5,281	108

Amber Road, Inc. *	12,062	93

American Software, Inc., Class A	16,423	187

Appfolio, Inc., Class A *	4,913	236

Apptio, Inc., Class A *	13,208	244

Aspen Technology, Inc. *	44,657	2,805

Avid Technology, Inc. *	21,204	96

Barracuda Networks, Inc. *	14,961	363

Bazaarvoice, Inc. *	49,083	243

Benefitfocus, Inc. *	9,456	318

Blackbaud, Inc.	28,405	2,494

Blackline, Inc. *	9,321	318

Box, Inc., Class A *	46,702	902

Brightcove, Inc. *	20,432	147

BroadSoft, Inc. *	18,340	923

Calix, Inc. *	25,129	127

Callidus Software, Inc. *	38,372	946

Carbonite, Inc. *	14,696	323

Castlight Health, Inc., Class B *	38,059	164

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Software – 4.8% – continued

ChannelAdvisor Corp. *	15,261	$175

Cloudera, Inc. *	8,279	138

CommerceHub, Inc., Series A *	8,153	184

CommerceHub, Inc., Series C *	17,280	369

CommVault Systems, Inc. *	23,238	1,413

Computer Programs & Systems, Inc.	6,568	194

Cornerstone OnDemand, Inc. *	30,962	1,257

Cotiviti Holdings, Inc. *	21,840	786

Coupa Software, Inc. *	17,732	552

Digi International, Inc. *	15,486	164

Donnelley Financial Solutions, Inc. *	19,905	429

Ebix, Inc.	14,301	933

Envestnet, Inc. *	25,673	1,309

Everbridge, Inc. *	10,085	266

Evolent Health, Inc., Class A *	31,288	557

Exa Corp. *	8,054	195

Five9, Inc. *	31,002	741

Glu Mobile, Inc. *	59,829	225

Hortonworks, Inc. *	28,465	482

HubSpot, Inc. *	20,026	1,683

Imperva, Inc. *	19,925	865

InnerWorkings, Inc. *	26,991	304

Inovalon Holdings, Inc., Class A *	37,234	635

Instructure, Inc. *	12,623	418

j2 Global, Inc.	27,633	2,042

KeyW Holding (The) Corp. *	28,716	219

Limelight Networks, Inc. *	41,887	166

LivePerson, Inc. *	32,251	437

Majesco *	2,000	10

MicroStrategy, Inc., Class A *	5,694	727

MINDBODY, Inc., Class A *	25,242	653

Mitek Systems, Inc. *	19,091	181

MobileIron, Inc. *	32,647	121

Model N, Inc. *	14,327	214

Monotype Imaging Holdings, Inc.	24,816	478

MuleSoft, Inc., Class A *	14,446	291

NantHealth, Inc. *	10,613	44

New Relic, Inc. *	17,429	868

Okta, Inc. *	8,027	226

Omnicell, Inc. *	21,980	1,122

Park City Group, Inc. *	7,278	88

Paycom Software, Inc. *	29,329	2,199

Paylocity Holding Corp. *	15,465	755

PDF Solutions, Inc. *	16,724	259

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Software – 4.8% – continued

pdvWireless, Inc. *	5,680	$169

Pegasystems, Inc.	21,852	1,260

Progress Software Corp.	28,333	1,081

Proofpoint, Inc. *	25,554	2,229

PROS Holdings, Inc. *	15,676	378

Q2 Holdings, Inc. *	18,630	776

QAD, Inc., Class A	6,163	212

Quality Systems, Inc. *	31,531	496

Qualys, Inc. *	18,680	968

Rapid7, Inc. *	12,587	222

RealNetworks, Inc. *	12,780	61

RealPage, Inc. *	34,909	1,393

Rosetta Stone, Inc. *	9,650	99

Simulations Plus, Inc.	6,485	101

SPS Commerce, Inc. *	10,088	572

Synchronoss Technologies, Inc. *	25,180	235

Tabula Rasa HealthCare, Inc. *	5,545	148

Tintri, Inc. *	4,930	15

Twilio, Inc., Class A *	36,996	1,104

Upland Software, Inc. *	4,319	91

USA Technologies, Inc. *	24,287	152

Varonis Systems, Inc. *	11,381	477

VASCO Data Security International, Inc. *	17,957	216

Verint Systems, Inc. *	37,383	1,564

Veritone, Inc. *	1,492	68

VirnetX Holding Corp. *	29,405	115

Workiva, Inc. *	14,778	308

Zendesk, Inc. *	57,829	1,683
		58,719

Specialty Finance – 1.9%

Aircastle Ltd.	28,291	631

Altisource Portfolio Solutions S.A. *	6,717	174

Arlington Asset Investment Corp., Class A	14,169	180

Blackhawk Network Holdings, Inc. *	32,538	1,425

Cardtronics PLC, Class A *	27,040	622

Cass Information Systems, Inc.	6,493	412

Elevate Credit, Inc. *	8,505	52

Ellie Mae, Inc. *	20,141	1,654

Encore Capital Group, Inc. *	14,165	628

Enova International, Inc. *	19,587	264

Essent Group Ltd. *	48,349	1,958

Everi Holdings, Inc. *	37,844	287

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Specialty Finance – 1.9% – continued

Federal Agricultural Mortgage Corp., Class C	5,331	$388

FNFV Group *	37,542	644

GATX Corp.	23,214	1,429

Green Dot Corp., Class A *	27,188	1,348

HFF, Inc., Class A	21,918	867

Impac Mortgage Holdings, Inc. *	5,980	78

Investors Title Co.	838	150

KKR Real Estate Finance Trust, Inc.	6,135	129

LendingClub Corp. *	189,060	1,151

LendingTree, Inc. *	3,786	926

Liberty Tax, Inc.	3,838	55

Marlin Business Services Corp.	5,018	144

Meta Financial Group, Inc.	5,334	418

MGIC Investment Corp. *	220,399	2,762

MoneyGram International, Inc. *	17,610	284

Nationstar Mortgage Holdings, Inc. *	17,381	323

Nelnet, Inc., Class A	11,830	597

NewStar Financial, Inc.	18,365	216

Ocwen Financial Corp. *	59,853	206

On Deck Capital, Inc. *	27,914	130

PennyMac Financial Services, Inc., Class A *	9,456	168

PHH Corp. *	31,766	443

Planet Payment, Inc. *	24,629	106

PRA Group, Inc. *	27,546	789

R1 RCM, Inc. *	59,737	222

Regional Management Corp. *	6,172	149

Stewart Information Services Corp.	12,570	475

Walker & Dunlop, Inc. *	16,385	857

Willis Lease Finance Corp. *	1,834	45

World Acceptance Corp. *	3,516	291
		24,077

Technology Services – 2.3%

Bottomline Technologies de, Inc. *	23,684	754

CACI International, Inc., Class A *	14,494	2,020

Cogint, Inc. *	12,613	62

Convergys Corp.	55,935	1,448

CPI Card Group, Inc.	13,527	16

CSG Systems International, Inc.	19,929	799

Cubic Corp.	14,982	764

DMC Global, Inc.	8,193	138

Endurance International Group Holdings, Inc. *	35,400	290

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Technology Services – 2.3% – continued

Engility Holdings, Inc. *	10,617	$368

EPAM Systems, Inc. *	29,257	2,573

EVERTEC, Inc.	35,987	570

ExlService Holdings, Inc. *	19,444	1,134

Fair Isaac Corp.	18,102	2,543

Forrester Research, Inc.	5,921	248

ICF International, Inc. *	10,760	581

ManTech International Corp., Class A	15,342	677

MAXIMUS, Inc.	38,222	2,465

Medidata Solutions, Inc. *	33,537	2,618

NIC, Inc.	37,817	649

Perficient, Inc. *	20,127	396

Presidio, Inc. *	11,303	160

Science Applications International Corp.	26,058	1,742

SecureWorks Corp., Class A *	5,391	67

ServiceSource International, Inc. *	45,142	156

StarTek, Inc. *	6,060	71

Sykes Enterprises, Inc. *	23,594	688

Syntel, Inc.	20,141	396

TeleTech Holdings, Inc.	8,259	345

Travelport Worldwide Ltd.	73,778	1,158

Unisys Corp. *	29,467	250

Value Line, Inc.	650	11

Virtusa Corp. *	16,269	615

WageWorks, Inc. *	23,634	1,435
		28,207

Telecom – 1.3%

8x8, Inc. *	52,552	709

ATN International, Inc.	6,448	340

Cincinnati Bell, Inc. *	24,914	495

Cogent Communications Holdings, Inc.	24,777	1,212

Consolidated Communications Holdings, Inc.	38,628	737

DigitalGlobe, Inc. *	36,787	1,297

Frontier Communications Corp.	46,805	552

General Communication, Inc., Class A *	15,710	641

Globalstar, Inc. *	264,255	431

Gogo, Inc. *	33,431	395

GTT Communications, Inc. *	18,411	583

Hawaiian Telcom Holdco, Inc. *	3,488	104

HC2 Holdings, Inc. *	24,155	128

IDT Corp., Class B	10,168	143

Intelsat S.A. *	20,073	94

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Telecom – 1.3% – continued

Internap Corp. *	47,511	$207

Iridium Communications, Inc. *	49,166	506

Loral Space & Communications, Inc. *	7,506	372

Lumos Networks Corp. *	13,103	235

Ooma, Inc. *	10,152	107

ORBCOMM, Inc. *	38,687	405

RigNet, Inc. *	7,350	126

RingCentral, Inc., Class A *	37,129	1,550

Shenandoah Telecommunications Co.	27,648	1,028

Spok Holdings, Inc.	12,056	185

Straight Path Communications, Inc., Class B *	5,819	1,051

Vonage Holdings Corp. *	118,971	968

West Corp.	25,666	602

Windstream Holdings, Inc.	114,968	203

Zix Corp. *	30,401	149
		15,555

Transportation & Logistics – 1.6%

Air Transport Services Group, Inc. *	34,932	850

ArcBest Corp.	15,536	520

Ardmore Shipping Corp. *	16,877	139

Atlas Air Worldwide Holdings, Inc. *	13,840	911

Costamare, Inc.	29,847	184

Covenant Transportation Group, Inc., Class A *	6,800	197

Daseke, Inc. *	12,208	159

DHT Holdings, Inc.	45,980	183

Dorian LPG Ltd. *	11,259	77

Eagle Bulk Shipping, Inc. *	22,722	103

Echo Global Logistics, Inc. *	16,320	308

Forward Air Corp.	17,858	1,022

Frontline Ltd.	45,994	278

GasLog Ltd.	24,208	422

Genco Shipping & Trading Ltd. *	4,518	52

Gener8 Maritime, Inc. *	28,133	127

Golar LNG Ltd.	56,935	1,287

Heartland Express, Inc.	28,095	705

Hub Group, Inc., Class A *	19,421	834

International Seaways, Inc. *	17,537	346

Knight-Swift Transportation Holdings, Inc. *	74,700	3,104

Marten Transport Ltd.	23,695	487

Matson, Inc.	25,416	716

Mobile Mini, Inc.	26,177	902

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Transportation & Logistics – 1.6% – continued

Navios Maritime Acquisition Corp.	44,628	$54

Navios Maritime Holdings, Inc. *	52,894	88

Nordic American Tankers Ltd.	58,889	314

Overseas Shipholding Group, Inc., Class A *	29,594	78

Radiant Logistics, Inc. *	23,139	123

Roadrunner Transportation Systems, Inc. *	17,789	170

Safe Bulkers, Inc. *	28,443	78

Saia, Inc. *	15,008	940

Schneider National, Inc., Class B	19,394	491

Scorpio Bulkers, Inc. *	36,018	254

Scorpio Tankers, Inc.	126,023	432

SEACOR Marine Holdings, Inc. *	9,799	153

Ship Finance International Ltd.	35,344	513

Teekay Corp.	32,467	290

Teekay Tankers Ltd., Class A	67,819	110

Universal Logistics Holdings, Inc.	4,687	96

Werner Enterprises, Inc.	28,406	1,038

YRC Worldwide, Inc. *	18,892	261
		19,396

Transportation Equipment – 0.4%

American Railcar Industries, Inc.	4,537	175

Blue Bird Corp. *	4,296	89

Commercial Vehicle Group, Inc. *	14,965	110

FreightCar America, Inc.	6,969	136

Greenbrier (The) Cos., Inc.	16,162	778

Meritor, Inc. *	50,089	1,303

Navistar International Corp. *	29,535	1,302

REV Group, Inc.	7,699	221

Spartan Motors, Inc.	21,276	235

Wabash National Corp.	35,415	808
		5,157

Utilities – 3.5%

ALLETE, Inc.	30,426	2,352

American States Water Co.	21,600	1,064

Artesian Resources Corp., Class A	4,790	181

Atlantic Power Corp. *	69,148	169

Avista Corp.	38,506	1,993

Black Hills Corp.	31,790	2,189

California Water Service Group	28,785	1,098

Chesapeake Utilities Corp.	9,383	734

Connecticut Water Service, Inc.	6,468	384

Consolidated Water Co. Ltd.	8,618	110

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Utilities – 3.5% – continued

Dynegy, Inc. *	65,723	$643

El Paso Electric Co.	23,965	1,324

Genie Energy Ltd., Class B	9,016	59

Global Water Resources, Inc.	6,575	62

IDACORP, Inc.	30,008	2,639

MGE Energy, Inc.	20,798	1,344

Middlesex Water Co.	9,449	371

New Jersey Resources Corp.	51,111	2,154

Northwest Natural Gas Co.	16,954	1,092

NorthWestern Corp.	29,112	1,658

NRG Yield, Inc., Class A	20,949	397

NRG Yield, Inc., Class C	37,659	727

ONE Gas, Inc.	31,063	2,288

Ormat Technologies, Inc.	23,560	1,438

Otter Tail Corp.	23,407	1,015

Pattern Energy Group, Inc.	41,759	1,006

PNM Resources, Inc.	47,409	1,911

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	53,122	2,425

Pure Cycle Corp. *	10,187	76

RGC Resources, Inc.	3,982	114

SJW Group	9,735	551

South Jersey Industries, Inc.	47,497	1,640

Southwest Gas Holdings, Inc.	28,309	2,197

Spark Energy, Inc., Class A	6,862	103

Spire, Inc.	28,053	2,094

TerraForm Power, Inc., Class A *	47,788	632

Unitil Corp.	8,224	407

WGL Holdings, Inc.	30,533	2,571

York Water (The) Co.	7,647	259
		43,471

Waste & Environment Services & Equipment – 0.6%

Advanced Disposal Services, Inc. *	25,972	654

Advanced Emissions Solutions, Inc.	12,568	138

Aqua Metals, Inc. *	9,910	68

AquaVenture Holdings Ltd. *	6,894	93

Cantel Medical Corp.	21,570	2,031

Casella Waste Systems, Inc., Class A *	22,800	429

CECO Environmental Corp.	17,524	148

Covanta Holding Corp.	69,691	1,035

Energy Recovery, Inc. *	22,295	176

Heritage-Crystal Clean, Inc. *	8,990	195

Hudson Technologies, Inc. *	21,864	171

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Waste & Environment Services & Equipment – 0.6% – continued

Tetra Tech, Inc.	34,042	$1,585

US Ecology, Inc.	13,005	700
		7,423
Total Common Stocks
(Cost $824,533)		1,218,482

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Dyax Corp. (Contingent Value Rights) *(2)	80,916	153

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) *(1)	3,681	–

Tobira Therapeutics, Inc. (Contingent Value Rights) *(2)	5,175	43
		196
Total Rights
(Cost $40)		196

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	1,200	–

Escrow Gerber Scientific, Inc. *	9,016	–

Escrow Position PetroCorp *	420	–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Asterias Biotherapeutics, Inc. Exp. 9/30/20, Strike $5.00 *(3)	1,136	–
Total Warrants
(Cost $1)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (4)(5)	12,496,595	12,497
Total Investment Companies
(Cost $12,497)		12,497

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.08%, 2/1/18 (6)(7)	$2,100	$2,092
Total Short-Term Investments
(Cost $2,092)		2,092

Total Investments – 99.9%
(Cost $839,163)		1,233,267

Other Assets less Liabilities – 0.1%		1,416
NET ASSETS – 100.0%		$1,234,683

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Amount rounds to less than one thousand.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2017 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets. The classifications shown on the Schedule of Investments and in the tables herein are unaudited.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	256	$19,109	Long	12/17	$885

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	2.7
Energy	3.7
Financials	18.1
Health Care	15.7
Industrials	15.1
Information Technology	16.8
Materials	4.4
Real Estate	7.2
Telecommunication Services	0.8
Utilities	3.6

Total	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Asset Management	$8,497	$37		$–	$8,534
Real Estate	3,164	422		–	3,586
All Other Industries (1)	1,206,362	–		–	1,206,362
Total Common Stocks	1,218,023	459		–	1,218,482
Rights (1)	–	–		196	196
Warrants	–	–	*	–	–	*
Investment Companies	12,497	–		–	12,497
Short-Term Investments	–	2,092		–	2,092
Total Investments	$1,230,520	$2,551		$196	$1,233,267

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$885	$–		$–	$885

(1)	Classifications as defined in Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000s)		Reason
Common Stocks
Asset Management	$37		Valuations held at last trade price in an inactive market
Real Estate	422		Valuations held at last trade price in an inactive market
Warrants	–	*	Valuations at binding or corroborated indicative quote
Total	$459

*	Amount rounds to less than one thousand.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/17 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000s)

Rights

Biotechnology &

Pharmaceuticals	$193	$–	$3	$–	$–	$–	$–	$196	$3

Other	–	1	–	–	(1)	–	–	–	–

Total	$193	$1	$3	$–	$(1)	$–	$–	$196	$3

The Fund valued the securities included in the Balance as of 9/30/17 above using valuations provided by the adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/17 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Contingent Value Right	$196	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows (1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Aerospace & Defense – 2.5%

Arconic, Inc.	145,443	$3,619

Boeing (The) Co.	208,151	52,914

General Dynamics Corp.	104,349	21,452

Harris Corp.	44,829	5,903

L3 Technologies, Inc.	29,182	5,499

Lockheed Martin Corp.	93,876	29,129

Northrop Grumman Corp.	65,234	18,769

Raytheon Co.	108,753	20,291

Rockwell Collins, Inc.	60,850	7,954

Textron, Inc.	99,237	5,347

TransDigm Group, Inc.	18,096	4,626

United Technologies Corp.	278,317	32,307
		207,810

Apparel & Textile Products – 0.6%

Hanesbrands, Inc.	136,479	3,363

Michael Kors Holdings Ltd. *	56,874	2,721

NIKE, Inc., Class B	492,326	25,527

PVH Corp.	28,849	3,637

Ralph Lauren Corp.	20,551	1,814

Under Armour, Inc., Class A *	69,207	1,140

Under Armour, Inc., Class C *	69,081	1,038

VF Corp.	122,491	7,787
		47,027

Asset Management – 1.0%

Affiliated Managers Group, Inc.	20,932	3,974

Ameriprise Financial, Inc.	56,170	8,342

BlackRock, Inc.	46,434	20,760

Charles Schwab (The) Corp.	446,491	19,529

E*TRADE Financial Corp. *	102,935	4,489

Franklin Resources, Inc.	123,284	5,487

Invesco Ltd.	152,462	5,342

Leucadia National Corp.	118,763	2,999

T. Rowe Price Group, Inc.	89,826	8,143
		79,065

Automotive – 0.7%

BorgWarner, Inc.	74,757	3,830

Delphi Automotive PLC	99,878	9,828

Ford Motor Co.	1,465,607	17,543

General Motors Co.	491,204	19,835

Goodyear Tire & Rubber (The) Co.	94,354	3,137

Harley-Davidson, Inc.	63,897	3,081
		57,254
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Banking – 6.3%

Bank of America Corp.	3,676,055	$93,151

BB&T Corp.	302,812	14,214

Citigroup, Inc.	1,020,771	74,251

Citizens Financial Group, Inc.	187,694	7,108

Comerica, Inc.	65,581	5,001

Fifth Third Bancorp	276,150	7,727

Huntington Bancshares, Inc.	407,380	5,687

JPMorgan Chase & Co.	1,318,334	125,914

KeyCorp	407,596	7,671

M&T Bank Corp.	56,942	9,170

People’s United Financial, Inc.	128,992	2,340

PNC Financial Services Group (The), Inc.	179,551	24,198

Regions Financial Corp.	446,811	6,805

SunTrust Banks, Inc.	179,927	10,754

US Bancorp	595,406	31,908

Wells Fargo & Co.	1,673,717	92,305

Zions Bancorporation	75,937	3,583
		521,787

Biotechnology & Pharmaceuticals – 7.9%

AbbVie, Inc.	597,175	53,065

Alexion Pharmaceuticals, Inc. *	83,610	11,730

Allergan PLC	125,238	25,667

Amgen, Inc.	273,345	50,965

Biogen, Inc. *	79,206	24,801

Bristol-Myers Squibb Co.	614,324	39,157

Celgene Corp. *	293,071	42,736

Eli Lilly & Co.	362,924	31,044

Gilead Sciences, Inc.	489,091	39,626

Incyte Corp. *	64,098	7,483

Johnson & Johnson	1,005,456	130,719

Merck & Co., Inc.	1,024,971	65,629

Mylan N.V. *	200,916	6,303

Perrigo Co. PLC	49,685	4,206

Pfizer, Inc.	2,236,379	79,839

Regeneron Pharmaceuticals, Inc. *	28,780	12,868

Vertex Pharmaceuticals, Inc. *	94,445	14,359

Zoetis, Inc.	183,919	11,727
		651,924

Chemicals – 2.6%

3M Co.	223,529	46,919

Air Products & Chemicals, Inc.	81,588	12,338

Albemarle Corp.	41,504	5,657

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Chemicals – 2.6% – continued

Avery Dennison Corp.	33,191	$3,264

CF Industries Holdings, Inc.	87,362	3,072

DowDuPont, Inc.	874,198	60,521

Eastman Chemical Co.	54,062	4,892

FMC Corp.	50,216	4,485

International Flavors & Fragrances, Inc.	29,593	4,229

LyondellBasell Industries N.V., Class A	121,639	12,048

Monsanto Co.	164,443	19,703

Mosaic (The) Co.	131,534	2,840

PPG Industries, Inc.	96,007	10,432

Praxair, Inc.	107,121	14,969

Sherwin-Williams (The) Co.	30,815	11,033
		216,402

Commercial Services – 0.3%

Cintas Corp.	31,979	4,614

Ecolab, Inc.	97,437	12,531

H&R Block, Inc.	77,634	2,056

Robert Half International, Inc.	47,657	2,399
		21,600

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	23,470	4,840

Vulcan Materials Co.	49,523	5,923
		10,763

Consumer Products – 6.3%

Altria Group, Inc.	718,659	45,577

Archer-Daniels-Midland Co.	210,777	8,960

Brown-Forman Corp., Class B	73,331	3,982

Campbell Soup Co.	72,913	3,414

Church & Dwight Co., Inc.	93,411	4,526

Clorox (The) Co.	48,263	6,366

Coca-Cola (The) Co.	1,437,751	64,713

Colgate-Palmolive Co.	330,012	24,041

Conagra Brands, Inc.	155,767	5,256

Constellation Brands, Inc., Class A	64,493	12,863

Coty, Inc., Class A	176,498	2,917

Dr. Pepper Snapple Group, Inc.	68,037	6,019

Estee Lauder (The) Cos., Inc., Class A	83,894	9,047

General Mills, Inc.	215,894	11,175

Hershey (The) Co.	52,962	5,782

Hormel Foods Corp.	101,085	3,249

JM Smucker (The) Co.	42,580	4,468

Kellogg Co.	93,139	5,809

Kimberly-Clark Corp.	132,375	15,578
	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Consumer Products – 6.3% – continued

Kraft Heinz (The) Co.	223,585	$17,339

McCormick & Co., Inc. (Non Voting)	44,580	4,576

Molson Coors Brewing Co., Class B	69,195	5,649

Mondelez International, Inc., Class A	564,845	22,967

Monster Beverage Corp. *	155,349	8,583

PepsiCo, Inc.	535,316	59,650

Philip Morris International, Inc.	582,029	64,611

Procter & Gamble (The) Co.	955,270	86,910

Tyson Foods, Inc., Class A	107,999	7,609
		521,636

Containers & Packaging – 0.3%

Ball Corp.	131,204	5,418

International Paper Co.	154,730	8,792

Packaging Corp. of America	35,322	4,051

Sealed Air Corp.	71,320	3,047

WestRock Co.	95,236	5,403
		26,711

Distributors – Consumer Staples – 0.1%

Sysco Corp.	181,960	9,817

Distributors – Discretionary – 0.1%

Fastenal Co.	108,396	4,941

LKQ Corp. *	115,536	4,158
		9,099

Electrical Equipment – 2.8%

A.O. Smith Corp.	55,234	3,283

Acuity Brands, Inc.	15,779	2,703

Allegion PLC	35,704	3,087

AMETEK, Inc.	86,222	5,694

Amphenol Corp., Class A	114,527	9,694

Eaton Corp. PLC	166,659	12,798

Emerson Electric Co.	239,789	15,068

Fortive Corp.	114,241	8,087

General Electric Co.	3,243,455	78,427

Honeywell International, Inc.	285,681	40,492

Ingersoll-Rand PLC	95,014	8,472

Johnson Controls International PLC	349,129	14,066

Rockwell Automation, Inc.	47,982	8,551

Roper Technologies, Inc.	38,236	9,307

TE Connectivity Ltd.	132,411	10,998
		230,727

Engineering & Construction Services – 0.1%

Fluor Corp.	52,370	2,205

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Engineering & Construction Services – 0.1% – continued

Jacobs Engineering Group, Inc.	45,120	$2,629

Quanta Services, Inc. *	56,867	2,125
		6,959

Gaming, Lodging & Restaurants – 1.7%

Carnival Corp.	152,740	9,862

Chipotle Mexican Grill, Inc. *	9,402	2,894

Darden Restaurants, Inc.	47,211	3,719

Hilton Worldwide Holdings, Inc.	76,781	5,333

Marriott International, Inc., Class A	117,175	12,920

McDonald’s Corp.	303,421	47,540

MGM Resorts International	193,946	6,321

Royal Caribbean Cruises Ltd.	64,447	7,640

Starbucks Corp.	540,909	29,052

Wyndham Worldwide Corp.	38,496	4,058

Wynn Resorts Ltd.	29,921	4,456

Yum! Brands, Inc.	129,129	9,505
		143,300

Hardware – 5.2%

Apple, Inc.	1,935,035	298,228

Cisco Systems, Inc.	1,873,714	63,013

Corning, Inc.	338,432	10,126

F5 Networks, Inc. *	23,804	2,870

FLIR Systems, Inc.	51,134	1,990

Garmin Ltd.	41,494	2,239

Hewlett Packard Enterprise Co.	615,418	9,053

HP, Inc.	625,615	12,487

Juniper Networks, Inc.	143,181	3,985

Motorola Solutions, Inc.	60,689	5,151

NetApp, Inc.	101,540	4,443

Seagate Technology PLC	107,819	3,576

Western Digital Corp.	110,464	9,544

Xerox Corp.	79,996	2,663
		429,368

Health Care Facilities & Services – 2.7%

Aetna, Inc.	124,295	19,764

AmerisourceBergen Corp.	60,770	5,029

Anthem, Inc.	98,389	18,682

Cardinal Health, Inc.	118,368	7,921

Centene Corp. *	64,553	6,247

Cigna Corp.	94,344	17,637

DaVita, Inc. *	57,370	3,407

Envision Healthcare Corp. *	45,318	2,037

Express Scripts Holding Co. *	216,446	13,705

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Health Care Facilities & Services – 2.7% – continued

HCA Healthcare, Inc. *	108,330	$8,622

Henry Schein, Inc. *	59,426	4,872

Humana, Inc.	54,077	13,175

Laboratory Corp. of America Holdings *	38,016	5,739

McKesson Corp.	78,710	12,091

Patterson Cos., Inc.	31,119	1,203

Quest Diagnostics, Inc.	51,259	4,800

Quintiles IMS Holdings, Inc. *	56,807	5,400

UnitedHealth Group, Inc.	362,231	70,943

Universal Health Services, Inc., Class B	33,053	3,667
		224,941

Home & Office Products – 0.6%

D.R. Horton, Inc.	128,079	5,114

Fortune Brands Home & Security, Inc.	57,658	3,876

Leggett & Platt, Inc.	49,581	2,366

Lennar Corp., Class A	76,138	4,020

Masco Corp.	119,902	4,677

Mohawk Industries, Inc. *	23,674	5,860

Newell Brands, Inc.	183,567	7,833

PulteGroup, Inc.	103,821	2,837

Snap-on, Inc.	21,715	3,236

Stanley Black & Decker, Inc.	57,326	8,655

Whirlpool Corp.	27,325	5,040
		53,514

Industrial Services – 0.1%

United Rentals, Inc. *	31,670	4,394

W.W. Grainger, Inc.	19,648	3,532
		7,926

Institutional Financial Services – 1.7%

Bank of New York Mellon (The) Corp.	387,054	20,522

CBOE Holdings, Inc.	42,251	4,547

CME Group, Inc.	127,331	17,276

Goldman Sachs Group (The), Inc.	134,799	31,973

Intercontinental Exchange, Inc.	220,466	15,146

Morgan Stanley	529,813	25,521

Nasdaq, Inc.	43,749	3,394

Northern Trust Corp. (1)	80,837	7,431

Raymond James Financial, Inc.	48,035	4,051

State Street Corp.	140,097	13,385
		143,246

Insurance – 4.3%

Aflac, Inc.	148,073	12,052

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Insurance – 4.3% – continued

Allstate (The) Corp.	135,376	$12,442

American International Group, Inc.	338,494	20,780

Aon PLC	95,280	13,920

Arthur J. Gallagher & Co.	67,254	4,140

Assurant, Inc.	19,999	1,910

Berkshire Hathaway, Inc., Class B *	720,847	132,146

Brighthouse Financial, Inc. *	35,899	2,183

Chubb Ltd.	174,362	24,855

Cincinnati Financial Corp.	56,157	4,300

Everest Re Group Ltd.	15,391	3,515

Hartford Financial Services Group (The), Inc.	136,493	7,566

Lincoln National Corp.	83,007	6,099

Loews Corp.	103,435	4,950

Marsh & McLennan Cos., Inc.	192,001	16,092

MetLife, Inc.	398,196	20,686

Principal Financial Group, Inc.	100,445	6,463

Progressive (The) Corp.	217,695	10,541

Prudential Financial, Inc.	159,975	17,009

Torchmark Corp.	40,772	3,265

Travelers (The) Cos., Inc.	103,388	12,667

Unum Group	84,487	4,320

Willis Towers Watson PLC	50,315	7,760

XL Group Ltd.	96,658	3,813
		353,474

Iron & Steel – 0.1%

Nucor Corp.	119,559	6,700

Leisure Products – 0.1%

Hasbro, Inc.	42,687	4,169

Mattel, Inc.	128,366	1,987
		6,156

Machinery – 1.0%

Caterpillar, Inc.	221,384	27,609

Deere & Co.	119,823	15,049

Dover Corp.	58,334	5,331

Flowserve Corp.	48,941	2,084

Illinois Tool Works, Inc.	116,010	17,165

Parker-Hannifin Corp.	49,909	8,735

Pentair PLC	61,868	4,204

Xylem, Inc.	67,347	4,218
		84,395

Media – 8.2%

Alphabet, Inc., Class A *	111,656	108,722

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Media – 8.2% – continued

Alphabet, Inc., Class C *	113,086	$108,462

CBS Corp., Class B (Non Voting)	136,395	7,911

Charter Communications, Inc., Class A *	75,357	27,386

Comcast Corp., Class A	1,762,228	67,810

Discovery Communications, Inc., Class A *	57,596	1,226

Discovery Communications, Inc., Class C *	76,257	1,545

DISH Network Corp., Class A *	85,243	4,623

Expedia, Inc.	45,890	6,605

Facebook, Inc., Class A *	887,993	151,731

Interpublic Group of (The) Cos., Inc.	148,058	3,078

Netflix, Inc. *	161,780	29,339

News Corp., Class A	143,180	1,899

News Corp., Class B	45,132	616

Omnicom Group, Inc.	86,455	6,404

Priceline Group (The), Inc. *	18,377	33,645

Scripps Networks Interactive, Inc., Class A	35,938	3,087

Time Warner, Inc.	291,371	29,851

TripAdvisor, Inc. *	40,584	1,645

Twenty-First Century Fox, Inc., Class A	394,344	10,403

Twenty-First Century Fox, Inc., Class B	164,570	4,244

VeriSign, Inc. *	32,205	3,426

Viacom, Inc., Class B	132,016	3,675

Walt Disney (The) Co.	578,235	56,997
		674,330

Medical Equipment & Devices – 3.5%

Abbott Laboratories	651,226	34,749

Agilent Technologies, Inc.	120,017	7,705

Align Technology, Inc. *	27,021	5,033

Baxter International, Inc.	187,782	11,783

Becton Dickinson and Co.	85,198	16,695

Boston Scientific Corp. *	513,152	14,969

C.R. Bard, Inc.	27,292	8,747

Cooper (The) Cos., Inc.	18,308	4,341

Danaher Corp.	228,897	19,635

DENTSPLY SIRONA, Inc.	85,896	5,137

Edwards Lifesciences Corp. *	79,117	8,648

Hologic, Inc. *	104,924	3,850

IDEXX Laboratories, Inc. *	32,702	5,085

Illumina, Inc. *	54,711	10,898

Intuitive Surgical, Inc. *	13,968	14,609

Medtronic PLC	507,472	39,466

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Medical Equipment & Devices – 3.5% – continued

Mettler-Toledo International, Inc. *	9,597	$6,009

PerkinElmer, Inc.	41,236	2,844

ResMed, Inc.	53,209	4,095

Stryker Corp.	120,510	17,115

Thermo Fisher Scientific, Inc.	149,949	28,370

Varian Medical Systems, Inc. *	34,446	3,447

Waters Corp. *	29,990	5,384

Zimmer Biomet Holdings, Inc.	75,835	8,880
		287,494

Metals & Mining – 0.2%

Freeport-McMoRan, Inc. *	504,227	7,080

Newmont Mining Corp.	199,822	7,495
		14,575

Oil, Gas & Coal – 6.0%

Anadarko Petroleum Corp.	209,972	10,257

Andeavor	54,102	5,581

Apache Corp.	142,537	6,528

Baker Hughes a GE Co.	160,808	5,889

Cabot Oil & Gas Corp.	172,554	4,616

Chesapeake Energy Corp. *	340,727	1,465

Chevron Corp.	709,965	83,421

Cimarex Energy Co.	35,637	4,051

Concho Resources, Inc. *	55,522	7,313

ConocoPhillips	456,027	22,824

Devon Energy Corp.	196,985	7,231

EOG Resources, Inc.	216,329	20,928

EQT Corp.	64,948	4,237

Exxon Mobil Corp.	1,587,245	130,122

Halliburton Co.	325,152	14,967

Helmerich & Payne, Inc.	40,668	2,119

Hess Corp.	101,257	4,748

Kinder Morgan, Inc.	719,455	13,799

Marathon Oil Corp.	318,482	4,319

Marathon Petroleum Corp.	189,713	10,639

National Oilwell Varco, Inc.	142,377	5,087

Newfield Exploration Co. *	74,632	2,214

Noble Energy, Inc.	182,445	5,174

Occidental Petroleum Corp.	286,517	18,397

ONEOK, Inc.	142,363	7,888

Phillips 66	161,025	14,752

Pioneer Natural Resources Co.	63,740	9,404

Range Resources Corp.	84,730	1,658

Schlumberger Ltd.	520,662	36,322

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Oil, Gas & Coal – 6.0% – continued

TechnipFMC PLC (New York Exchange) *	164,365	$4,589

Valero Energy Corp.	165,495	12,732

Williams (The) Cos., Inc.	309,644	9,293
		492,564

Passenger Transportation – 0.5%

Alaska Air Group, Inc.	46,319	3,533

American Airlines Group, Inc.	162,372	7,711

Delta Air Lines, Inc.	249,479	12,030

Southwest Airlines Co.	206,245	11,545

United Continental Holdings, Inc. *	96,875	5,898
		40,717

Real Estate – 0.1%

CBRE Group, Inc., Class A *	112,679	4,268

Real Estate Investment Trusts – 2.9%

Alexandria Real Estate Equities, Inc.	35,097	4,175

American Tower Corp.	160,785	21,976

Apartment Investment & Management Co., Class A	58,835	2,580

AvalonBay Communities, Inc.	51,634	9,213

Boston Properties, Inc.	57,654	7,085

Crown Castle International Corp.	152,203	15,217

Digital Realty Trust, Inc.	76,659	9,071

Duke Realty Corp.	133,310	3,842

Equinix, Inc.	29,197	13,031

Equity Residential	137,587	9,071

Essex Property Trust, Inc.	24,771	6,293

Extra Space Storage, Inc.	47,184	3,771

Federal Realty Investment Trust	27,070	3,362

GGP, Inc.	234,677	4,874

HCP, Inc.	175,590	4,887

Host Hotels & Resorts, Inc.	277,205	5,125

Iron Mountain, Inc.	99,056	3,853

Kimco Realty Corp.	159,502	3,118

Macerich (The) Co.	40,825	2,244

Mid-America Apartment Communities, Inc.	42,555	4,548

Prologis, Inc.	199,506	12,661

Public Storage	56,027	11,989

Realty Income Corp.	102,322	5,852

Regency Centers Corp.	55,594	3,449

SBA Communications Corp. *	45,102	6,497

Simon Property Group, Inc.	116,459	18,751

SL Green Realty Corp.	37,115	3,760

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Real Estate Investment Trusts – 2.9% – continued

UDR, Inc.	100,199	$3,811

Ventas, Inc.	133,716	8,709

Vornado Realty Trust	64,551	4,963

Welltower, Inc.	138,201	9,713

Weyerhaeuser Co.	281,536	9,581
		237,072

Retail – Consumer Staples – 2.0%

Costco Wholesale Corp.	164,355	27,002

CVS Health Corp.	380,852	30,971

Dollar General Corp.	97,657	7,915

Dollar Tree, Inc. *	88,701	7,701

Kroger (The) Co.	336,241	6,745

Target Corp.	204,697	12,079

Walgreens Boots Alliance, Inc.	344,784	26,624

Wal-Mart Stores, Inc.	548,348	42,848
		161,885

Retail – Discretionary – 4.2%

Advance Auto Parts, Inc.	27,673	2,745

Amazon.com, Inc. *	149,366	143,593

AutoZone, Inc. *	10,460	6,225

Best Buy Co., Inc.	99,430	5,664

CarMax, Inc. *	68,666	5,206

Coach, Inc.	106,576	4,293

eBay, Inc. *	372,940	14,343

Foot Locker, Inc.	49,182	1,732

Gap (The), Inc.	82,506	2,436

Genuine Parts Co.	55,234	5,283

Home Depot (The), Inc.	441,620	72,231

Kohl’s Corp.	62,755	2,865

L Brands, Inc.	93,504	3,891

Lowe’s Cos., Inc.	316,280	25,283

Macy’s, Inc.	114,115	2,490

Nordstrom, Inc.	43,646	2,058

O’Reilly Automotive, Inc. *	32,983	7,104

Ross Stores, Inc.	145,833	9,417

Signet Jewelers Ltd.	22,662	1,508

Tiffany & Co.	38,253	3,511

TJX (The) Cos., Inc.	238,385	17,576

Tractor Supply Co.	47,371	2,998

Ulta Beauty, Inc. *	21,853	4,940
		347,392

Semiconductors – 3.6%

Advanced Micro Devices, Inc. *	301,518	3,844

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Semiconductors – 3.6% – continued

Analog Devices, Inc.	137,533	$11,851

Applied Materials, Inc.	399,677	20,819

Broadcom Ltd.	152,332	36,947

Intel Corp.	1,760,499	67,040

KLA-Tencor Corp.	58,744	6,227

Lam Research Corp.	60,878	11,265

Microchip Technology, Inc.	87,243	7,833

Micron Technology, Inc. *	417,409	16,417

NVIDIA Corp.	224,780	40,184

Qorvo, Inc. *	47,626	3,366

QUALCOMM, Inc.	553,653	28,701

Skyworks Solutions, Inc.	68,681	6,998

Texas Instruments, Inc.	371,004	33,257

Xilinx, Inc.	92,956	6,584
		301,333

Software – 5.1%

Activision Blizzard, Inc.	282,803	18,244

Adobe Systems, Inc. *	184,817	27,571

Akamai Technologies, Inc. *	63,712	3,104

ANSYS, Inc. *	31,658	3,885

Autodesk, Inc. *	82,112	9,218

CA, Inc.	118,920	3,969

Cadence Design Systems, Inc. *	104,957	4,143

Cerner Corp. *	118,026	8,418

Citrix Systems, Inc. *	53,932	4,143

Electronic Arts, Inc. *	115,653	13,654

Intuit, Inc.	91,212	12,965

Microsoft Corp.	2,885,424	214,935

Oracle Corp.	1,131,256	54,696

Red Hat, Inc. *	66,621	7,386

salesforce.com, Inc. *	255,772	23,894

Symantec Corp.	230,228	7,554

Synopsys, Inc. *	56,323	4,536
		422,315

Specialty Finance – 3.0%

Alliance Data Systems Corp.	18,087	4,007

American Express Co.	274,925	24,870

Capital One Financial Corp.	180,981	15,322

Discover Financial Services	139,622	9,003

Fidelity National Information Services, Inc.	124,512	11,628

Fiserv, Inc. *	78,838	10,167

Global Payments, Inc.	57,139	5,430

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Specialty Finance – 3.0% – continued

Mastercard, Inc., Class A	349,793	$49,391

Navient Corp.	102,848	1,545

PayPal Holdings, Inc. *	423,410	27,111

Synchrony Financial	280,204	8,700

Total System Services, Inc.	62,800	4,113

Visa, Inc., Class A	685,298	72,121

Western Union (The) Co.	173,821	3,337
		246,745

Technology Services – 2.2%

Accenture PLC, Class A	231,497	31,268

Automatic Data Processing, Inc.	166,467	18,198

Cognizant Technology Solutions Corp., Class A	221,407	16,061

CSRA, Inc.	61,264	1,977

DXC Technology Co.	106,695	9,163

Equifax, Inc.	45,046	4,774

Gartner, Inc. *	33,889	4,216

IHS Markit Ltd. *	136,011	5,995

International Business Machines Corp.	324,682	47,105

Moody’s Corp.	62,371	8,683

Nielsen Holdings PLC	125,855	5,217

Paychex, Inc.	119,807	7,184

S&P Global, Inc.	96,280	15,049

Verisk Analytics, Inc. *	58,226	4,844
		179,734

Telecom – 2.1%

AT&T, Inc.	2,300,250	90,101

CenturyLink, Inc.	205,635	3,887

Level 3 Communications, Inc. *	109,684	5,845

Verizon Communications, Inc.	1,528,700	75,655
		175,488

Transportation & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.	52,796	4,018

CSX Corp.	342,133	18,564

Expeditors International of Washington, Inc.	67,518	4,042

FedEx Corp.	92,444	20,853

JB Hunt Transport Services, Inc.	32,149	3,571

Kansas City Southern	39,284	4,269

Norfolk Southern Corp.	107,958	14,276

Union Pacific Corp.	299,841	34,773

United Parcel Service, Inc., Class B	258,112	30,997
		135,363

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Transportation Equipment – 0.2%

Cummins, Inc.	59,019	$9,917

PACCAR, Inc.	131,641	9,523
		19,440

Utilities – 3.0%

AES Corp.	247,328	2,726

Alliant Energy Corp.	86,597	3,600

Ameren Corp.	90,925	5,259

American Electric Power Co., Inc.	184,267	12,943

American Water Works Co., Inc.	66,771	5,403

CenterPoint Energy, Inc.	161,496	4,717

CMS Energy Corp.	106,133	4,916

Consolidated Edison, Inc.	116,000	9,359

Dominion Energy, Inc.	240,635	18,512

DTE Energy Co.	67,225	7,217

Duke Energy Corp.	262,281	22,011

Edison International	122,097	9,422

Entergy Corp.	67,239	5,134

Eversource Energy	118,763	7,178

Exelon Corp.	359,672	13,549

FirstEnergy Corp.	166,281	5,127

NextEra Energy, Inc.	175,449	25,712

NiSource, Inc.	121,194	3,101

NRG Energy, Inc.	112,706	2,884

PG&E Corp.	192,095	13,080

Pinnacle West Capital Corp.	41,809	3,535

PPL Corp.	256,021	9,716

Public Service Enterprise Group, Inc.	189,572	8,768

SCANA Corp.	53,550	2,597

Sempra Energy	94,000	10,728

Southern (The) Co.	374,366	18,396

WEC Energy Group, Inc.	118,260	7,424

Xcel Energy, Inc.	190,301	9,005
		252,019

Waste & Environment Services & Equipment – 0.2%

Republic Services, Inc.	86,149	5,691

Stericycle, Inc. *	31,949	2,288

Waste Management, Inc.	151,519	11,860
		19,839
Total Common Stocks
(Cost $4,199,587)		8,084,174

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (2)(3)	169,030,574	$169,031
Total Investment Companies
(Cost $169,031)		169,031

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (4)(5)	$8,160	8,130
Total Short-Term Investments
(Cost $8,130)		8,130

Total Investments – 99.9%
(Cost $4,376,748)		8,261,335

Other Assets less Liabilities – 0.1%		8,644
NET ASSETS – 100.0%		$8,269,979

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini S&P 500	1,472	$185,178	Long	12/17	$3,137

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	8.2
Energy	6.1
Financials	14.6
Health Care	14.5
Industrials	10.2
Information Technology	23.2
Materials	3.0
Real Estate	3.0
Telecommunication Services	2.2
Utilities	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$8,084,174	$–	$–	$8,084,174
Investment Companies	169,031	–	–	169,031
Short-Term Investments	–	8,130	–	8,130
Total Investments	$8,253,205	$8,130	$–	$8,261,335

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,137	$–	$–	$3,137

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2017 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2017, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Emerging Markets Equity Index	Long	Hedge/Liquidity

Global Real Estate Index	Long	Hedge/Liquidity

Global Sustainability Index	Long	Hedge/Liquidity

International Equity Index	Long	Hedge/Liquidity

Mid Cap Index	Long	Hedge/Liquidity

Small Cap Index	Long	Hedge/Liquidity

Stock Index	Long	Hedge/Liquidity

At September 30, 2017, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $4,882,000, $2,092,000 and $8,130,000, respectively. At September 30, 2017, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $1,579,000, $981,000, $243,000, and $5,420,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2017, were approximately $1,000, $1,000, $3,000 and $1,000 for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. Redemption fees were approximately $1,000, $5,000, $1,000 and $46,000 for the fiscal year ended March 31, 2017, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. These amounts are included in “Payments for Shares Redeemed” in Note 8—Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share for both fiscal periods.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

International Equity Index	Annually

Mid Cap Index	Annually

Small Cap Index	Annually

Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$168	$12,626	$(12,794)
Global Real Estate Index	2,167	97,020	(99,187)
Global Sustainability Index	(95)	95	–
International Equity Index	(1,487)	60,680	(59,193)
Small Cap Index	30	(341)	311
Stock Index	–	(2,323)	2,323

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2016 through the fiscal year ended March 31, 2017, the following Fund incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
International Equity Index	$46,616

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Emerging Markets Equity Index Fund and International Equity Index Fund had approximately $12,794,000 and $67,464,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2017.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$8,939	$270,124
International Equity Index*	13,589	270,496

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2017, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2018	MARCH 31, 2019
Emerging Markets Equity Index	$101,299	$4,624
International Equity Index*	193,709	8,431

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

The Global Real Estate Index Fund had approximately $97,594,000 of capital loss carryforwards expire during the fiscal year ended November 30, 2016.

At November 30, 2016, the Global Real Estate Index Fund’s last tax year end, the non-expiring long-term capital loss was approximately $2,128,000. The Fund may offset future capital gains with these capital loss carryforwards.

EQUITY INDEX FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

At November 30, 2016, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$496,445	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED		UNREALIZED GAINS
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$3,948	$–	$329,934

Global Sustainability Index	1,935	753	59,948

International Equity Index	33,787	–	517,140

Mid Cap Index	11,934	43,363	479,290

Small Cap Index	3,681	18,473	336,170

Stock Index	7,603	56,617	3,322,288

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2016, the Global Real Estate Index Fund’s last tax year end, were as follows:

Amounts in thousands	UNDISTRIBUTED		UNREALIZED GAINS
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Real Estate Index	$15,948	$–	$151,305

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

Amounts in thousands	DISTRIBUTIONS FROM
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$36,000	$–

Global Sustainability Index	6,120	2,724

International Equity Index	127,449	–

Mid Cap Index	26,452	98,331

Amounts in thousands	DISTRIBUTIONS FROM
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Small Cap Index	$11,700	$32,856

Stock Index	142,940	48,570

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$39,101	$ –

Global Sustainability Index	4,360	3,997

International Equity Index	116,683	–

Mid Cap Index	26,149	95,448

Small Cap Index	14,733	45,858

Stock Index	156,980	84,790

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2016 and November 30, 2015 was designated for the purpose of the dividends paid deductions as follows:

Amounts in thousands	NOVEMBER 30, 2016 AND NOVEMBER 30, 2015 DISTRIBUTIONS FROM
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Global Real Estate Index (2016)	$44,163	$–	$–

Global Real Estate Index (2015)	49,559	–	6,949

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2016 through March 31, 2017 will be determined at the end of its tax year.

As of March 31, 2017, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns for three years after they are filed, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	115	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

During the six months ended September 30, 2017, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index	$17,333	2.07%
Global Real Estate Index	3,600	2.23

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES	CONTRACTUAL EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.21%	0.30%
Global Real Estate Index	0.40%	0.50%
Global Sustainability Index	0.18%	0.30%
International Equity Index	0.18%	0.25%
Mid Cap Index	0.13%	0.15%
Small Cap Index	0.13%	0.15%

EQUITY INDEX FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

	CONTRACTUAL ANNUAL MANAGEMENT FEES	CONTRACTUAL EXPENSE LIMITATIONS
Stock Index	0.08%	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2018. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio (formerly known as the Diversified Assets Portfolio) of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2017, the uninvested cash of the Funds is invested in the Northern Institutional Funds Government Assets Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

During the six months ended September 30, 2017, International Equity Index Fund received reimbursements from NTI of approximately $137,000 in connection with an error. This reimbursement is included in Net realized gains (losses) on investments in the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2017, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$–	$552,082	$–	$381,682
Global Real Estate Index	–	58,982	–	162,595
Global Sustainability Index	–	41,566	–	16,284
International Equity Index	–	1,635,357	–	842,015
Mid Cap Index	–	259,167	–	245,382
Small Cap Index	–	122,233	–	148,808
Stock Index	–	452,522	–	264,920

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Emerging Markets Equity Index	$784,272	$(163,820)	$620,452	$2,150,767
Global Real Estate Index	412,062	(77,482)	334,580	1,506,439
Global Sustainability Index	87,671	(7,384)	80,287	263,846
International Equity Index	1,219,423	(236,646)	982,777	4,678,372
Mid Cap Index	583,032	(91,536)	491,496	1,800,069
Small Cap Index	456,698	(71,998)	384,700	849,452
Stock Index	3,860,189	(85,053)	3,775,136	4,489,336

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	32,156	$372,225	–	$–	(20,391)	$(232,478)	11,765	$139,747
Global Real Estate Index	11,327	117,571	297	3,118	(24,598)	(256,577)	(12,974)	(135,888)
Global Sustainability Index	3,529	46,192	–	–	(2,133)	(27,892)	1,396	18,300
International Equity Index	81,218	979,844	–	–	(19,104)	(231,091)	62,114	748,753
Mid Cap Index	10,091	190,084	–	–	(10,580)	(198,942)	(489)	(8,858)
Small Cap Index	6,632	87,331	–	–	(9,905)	(130,101)	(3,273)	(42,770)
Stock Index	30,166	888,978	636	18,900	(23,401)	(680,553)	7,401	227,325

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	89,890	$886,601	1,106	$10,537	(43,333)	$(424,316)	47,663	$472,822
Global Real Estate Index	36,173	362,476	1,133	11,094	(37,796)	(377,127)	(490)	(3,557)
Global Sustainability Index	5,988	71,800	401	4,786	(4,024)	(48,838)	2,365	27,748
International Equity Index	103,096	1,119,072	1,723	18,130	(122,747)	(1,323,671)	(17,928)	(186,469)
Mid Cap Index	30,315	538,716	5,384	96,866	(21,746)	(384,216)	13,953	251,366

EQUITY INDEX FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Index	20,120	$246,377	2,588	$32,965	(20,590)	$(246,642)	2,118	$32,700

Stock Index	46,506	1,239,637	2,781	75,110	(65,138)	(1,741,596)	(15,851)	(426,849)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Emerging Markets Equity Index	Northern Institutional Funds – Government Assets Portfolio	$20,524	$258,559	$239,276	$–	$–	$83	$39,807	39,807

Global Real Estate Index	Northern Institutional Funds – Government Assets Portfolio	18,248	93,022	108,891	–	–	40	2,379	2,379

Global Sustainability Index	Northern Institutional Funds – Government Assets Portfolio	5,884	35,525	33,756	–	–	23	7,653	7,653

	Northern Trust Corp.	298	–	–	19	–	3	317	3,447

	Total	$6,182	$35,525	$33,756	$19	$–	$26	$7,970	11,100

International Equity Index	Northern Institutional Funds – Government Assets Portfolio	8,207	510,267	473,203	–	–	136	45,271	45,271

Mid Cap Index	Northern Institutional Funds – Government Assets Portfolio	42,668	165,927	162,132	–	–	141	46,463	46,463

Small Cap Index	Northern Institutional Funds – Government Assets Portfolio	25,388	61,432	74,323	–	–	65	12,497	12,497

Stock Index	Northern Institutional Funds – Government Assets Portfolio	116,231	574,547	521,747	–	–	412	169,031	169,031

	Northern Trust Corp.	6,999	–	–	432	–	65	7,431	80,837

	Total	$123,320	$574,547	$521,747	$432	$–	$477	$176,462	249,868

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2017:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE	STATEMENT OF LIABILITIES LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net Assets-Net unrealized appreciation	$–	Net Assets-Net unrealized depreciation	$(176	)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	26	Unrealized depreciation on forward foreign currency exchange contracts	–

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE

Global Real Estate Index	Equity contracts	Net Assets-Net unrealized appreciation	$398	*	Net Assets-Net unrealized depreciation	$(18	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	8		Unrealized depreciation on forward foreign currency exchange contracts	(20)

Global Sustainability Index	Equity contracts	Net Assets-Net unrealized appreciation	146	*	Net Assets-Net unrealized depreciation	(1	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2		Unrealized depreciation on forward foreign currency exchange contracts	(22)

International Equity Index	Equity contracts	Net Assets-Net unrealized appreciation	2,593	*	Net Assets-Net unrealized depreciation	(199	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	31		Unrealized depreciation on forward foreign currency exchange contracts	(564)

Mid Cap Index	Equity contracts	Net Assets-Net unrealized appreciation	1,777	*	Net Assets-Net unrealized depreciation	–

Small Cap Index	Equity Contracts	Net Assets-Net unrealized appreciation	885	*	Net Assets-Net unrealized depreciation	–

Stock Index	Equity Contracts	Net Assets-Net unrealized appreciation	3,137	*	Net Assets-Net unrealized depreciation	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2017, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Emerging Markets Equity Index	BNP	$26		$–	$–	$26

	Total	$26		$–	$–	$26

Global Real Estate Index	BNP	$1		$(1)	$–	$–

	BNY Mellon	–	*	–	–	–	*

	Citibank	2		– *	–	2

	Toronto-Dominion Bank	5		–	–	5

	Total	$8		$(1)	$–	$7

Global Sustainability Index	JPMorgan Chase	$1		$(1)	$–	$–

	Morgan Stanley	1		–	–	1

EQUITY INDEX FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

	Total	$2		$(1)	$–	$1

International Equity Index	Morgan Stanley	$–	*	$– *	$–	$–

	Toronto-Dominion Bank	31		(12)	–	19

	Total	$31		$(12)	$–	$19

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS		CASH COLLATERAL PLEDGED	NET AMOUNT

Global Real Estate Index	Bank of Montreal	$(1)	$–		$–	$(1)

	BNP	(13)	1		–	(12)

	Citibank	– *	–	*	–	–

	Goldman Sachs	(4)	–		–	(4)

	Morgan Stanley	– *	–		–	– *

	Societe Generale	(2)	–		–	(2)

	Total	$(20)	$1		$–	$(19)

Global Sustainability Index	BNP	$(12)	$–		$–	$(12)

	BNY Mellon	(5)	–		–	(5)

	Citibank	(2)	–		–	(2)

	Goldman Sachs	(1)	–		–	(1)

	JPMorgan Chase	(1)	1		–	–

	Societe Generale	(1)	–		–	(1)

	Total	$(22)	$1		$–	$(21)

International Equity Index	BNP	$(236)	$–		$–	$(236)

	Citibank	(184)	–		–	(184)

	Goldman Sachs	(22)	–		–	(22)

	Morgan Stanley	(106)	–	*	–	(106)

	Societe Generale	(4)	–		–	(4)

	Toronto-Dominion Bank	(12)	12		–	–

	Total	$(564)	$12		$–	$(552)

*	Amount rounds to less than one thousand.

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2017:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$5,573

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(160)

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	$ 604

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	88

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	460

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	115

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	2,531

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	2,095

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	709

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,506

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	5,475

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (989)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	196

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	258

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(83)

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	134

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(44)

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	2,116

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(829)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,460

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	409

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	3,216

Volume of derivative activity for the six months ended September 30, 2017*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Emerging Markets Equity Index	36	$866	75	$2,363

Global Real Estate Index	132	477	185	793

Global Sustainability Index	54	279	283	192

International Equity Index	113	1,949	180	1,561

Mid Cap Index	–	–	119	2,129

Small Cap Index	–	–	145	1,112

Stock Index	–	$–	126	$4,565

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

EQUITY INDEX FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al.v. A.G.Edwards,Inc.et al.), in which Northern Funds was named as a defendant. On June 2, 2011 the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit and named Northern Funds as a defendant in the U.S. District Count for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which were granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions have filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court, which Petition remains pending. The motion to dismiss the Committee Action was also granted by the District Court. It is expected that the Plaintiff in the Committee Action will seek appellate review in the Second Circuit Court of Appeals.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the NIF Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 113), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 117), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.30%	$1,000.00	$1,145.10	$1.61
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.50%	$1,000.00	$1,068.50	$2.59
Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.30%	$1,000.00	$1,090.50	$1.57
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.25%	$1,000.00	$1,118.50	$1.33
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.15%	$1,000.00	$1,051.60	$0.77
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.15%	$1,000.00	$1,082.50	$0.78
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.10%	$1,000.00	$1,076.60	$0.52
Hypothetical	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and qualify of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds. They also considered Northern’s preparations with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees also considered the Fund’s three-year performance versus net expenses as compared to its Broadridge peer group. Among other performance data considered, the Trustees noted that:

The Emerging Markets Equity Index and Global Real Estate Index Funds outperformed their respective Broadridge performance universe averages for the one- and three-year periods ended January 31, 2017, and underperformed for the five-year period. The Emerging Markets Equity Index Fund outperformed its benchmark for the one-year period ended March 31, 2017 and underperformed for the three- and five-year periods; and the Global Real Estate Index Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2017.

The Global Sustainability Index and International Equity Index Funds underperformed their respective Broadridge performance universe averages for the one-year period ended January 31, 2017, and outperformed for the three- and five-year periods ended January 31, 2017. The Global Sustainability Index Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2017; and the International Equity Index Fund outperformed its benchmark for the one-year period and underperformed for the three- and five-year periods ended March 31, 2017.

The Mid Cap Index, Small Cap Index and Stock Index Funds outperformed their respective Broadridge performance universe averages for the one-, three- and five-year periods ended January 31, 2017 and slightly underperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2017.

The Trustees took into account management’s discussion of the Funds’ performance, including the Funds’ performance relative to their benchmarks and to their peers. The Trustees also considered the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee for each of the Funds was below its respective Broadridge peer group median. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective expense peer group median and its Broadridge category objective median.

The Trustees also noted that Northern had reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees took into account that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers.

They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not currently have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that the Funds’ net management fees were below the median of their respective expense peer groups and that total expenses of each of the Funds after reimbursements was below the objective median of their respective Broadridge category.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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EQUITY INDEX FUNDS

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EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

28	FIXED INCOME FUND
Ticker Symbol: NOFIX

41	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

49	SHORT BOND FUND
Ticker Symbol: BSBAX

60	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

63	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

84	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

96	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

99	NOTES TO THE FINANCIAL STATEMENTS

109	FUND EXPENSES

111	APPROVAL OF MANAGEMENT AGREEMENT

116	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:
Investments, at value	$238,686	$1,130,709
Investments in affiliates, at value	15,663	51,203
Foreign currencies, at value (cost $46)	–	–
Interest income receivable	1,383	7,976
Dividend income receivable	4	12
Receivable for foreign tax reclaimable	14	13
Receivable for securities sold	11,776	14,452
Receivable for variation margin on futures contracts	15	64
Receivable for fund shares sold	109	577
Receivable from investment adviser	3	6
Prepaid and other assets	10	4
Total Assets	267,663	1,205,016
LIABILITIES:
Payable for securities purchased	9,241	7,623
Payable for when-issued securities	4,823	22,465
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	52	353
Distributions payable to shareholders	92	492
Payable to affiliates:
Management fees	16	83
Custody fees	7	12
Shareholder servicing fees	–	16
Transfer agent fees	1	3
Trustee fees	4	15
Accrued other liabilities	22	27
Total Liabilities	14,258	31,089
Net Assets	$253,405	$1,173,927
ANALYSIS OF NET ASSETS:
Capital stock	$255,923	$1,176,992
Accumulated undistributed net investment income (loss)	(424)	(2,227)
Accumulated undistributed net realized gain (loss)	(4,168)	(18,320)
Net unrealized appreciation (depreciation)	2,074	17,482
Net Assets	$253,405	$1,173,927
Shares Outstanding ($.0001 par value, unlimited authorization)	24,692	114,878
Net Asset Value, Redemption and Offering Price Per Share	$10.26	$10.22
Investments, at cost	$236,695	$1,113,572
Investments in affiliates, at cost	15,663	51,203

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,150,409	$503,820	$119,083	$3,964,854	$1,959,035	$21,541
104,546	11,383	12,418	15,384	39,606	3,499
51	–	–	–	–	–
81,100	2,376	261	24,642	5,514	55
100	5	6	–	19	2
–	–	–	–	–	–
34,783	671	1,633	97,796	–	–
–	–	9	–	–	–
1,977	396	–	3,051	3,290	1
20	3	2	4	7	2
19	14	4	33	32	4
4,373,005	518,668	133,416	4,105,764	2,007,503	25,104

35,543	5,671	1,630	31,181	2,000	–
32,394	–	12,052	79,352	–	2,340
–	–	1	–	–	–
2,323	178	6	3,307	15,536	63
3,432	112	21	507	402	4

540	32	7	146	75	1
11	5	4	10	7	4
112	–	1	–	–	1
11	1	–	10	5	–
19	4	8	8	4	3
60	22	24	41	32	23
74,445	6,025	13,754	114,562	18,061	2,439
$4,298,560	$512,643	$119,662	$3,991,202	$1,989,442	$22,665

$4,602,554	$520,326	$123,088	$3,989,047	$1,984,817	$23,519
186	(222)	(100)	(221)	(9)	74
(401,461)	(8,152)	(2,720)	337	1,083	(847)
97,281	691	(606)	2,039	3,551	(81)
$4,298,560	$512,643	$119,662	$3,991,202	$1,989,442	$22,665
621,602	27,173	12,217	393,672	194,735	2,350
$6.92	$18.87	$9.79	$10.14	$10.22	$9.64
$4,053,134	$503,129	$119,766	$3,962,815	$1,955,484	$21,629
104,546	11,383	12,418	15,384	39,606	3,499

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$3,517	$19,080	$146,179
Dividend income	–	–	797
Dividend income from investments in affiliates	50	222	656
Total Investment Income	3,567	19,302	147,632
EXPENSES:
Management fees	482	2,552	16,686
Custody fees	28	78	236
Transfer agent fees	19	89	328
Blue sky fees	11	12	19
SEC fees	1	1	6
Printing fees	7	11	40
Audit fees	9	9	23
Legal fees	12	12	31
Shareholder servicing fees	1	49	274
Trustee fees	5	5	29
Other	7	7	30
Total Expenses	582	2,825	17,702
Less expenses reimbursed by investment adviser	(68)	(147)	(199)
Net Expenses	514	2,678	17,503
Net Investment Income	3,053	16,624	130,129
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	370	537	21,913
Futures contracts	(277)	(1,100)	–
Net changes in unrealized appreciation (depreciation) on:
Investments	2,973	13,618	23,580
Futures contracts	100	286	–
Foreign currency translations	–	–	4
Net Gains (Losses)	3,166	13,341	45,497
Net Increase in Net Assets Resulting from Operations	$6,219	$29,965	$175,626

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,981	$930	$22,227	$16,726	$200
–	–	–	–	–
29	36	259	122	6
5,010	966	22,486	16,848	206

952	238	4,227	2,362	45
37	14	197	112	13
38	9	284	155	2
10	10	14	17	9
1	1	5	3	1
7	7	28	16	7
9	9	20	15	9
12	12	28	20	12
–	4	5	2	1
5	5	24	15	5
7	7	25	14	6
1,078	316	4,857	2,731	110
(69)	(59)	(93)	(122)	(56)
1,009	257	4,764	2,609	54
4,001	709	17,722	14,239	152

41	444	345	1,066	108
(66)	(99)	–	–	–

542	(534)	1,561	975	(87)
(10)	82	–	–	8
–	–	–	–	–
507	(107)	1,906	2,041	29
$4,508	$602	$19,628	$16,280	$181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$3,053	$4,987	$16,624	$31,979	$130,129	$289,676	$4,001	$7,146
Net realized gains (losses)	93	(2,342)	(563)	(5,514)	21,913	80,305	(25)	(218)
Net change in unrealized appreciation (depreciation)	3,073	(2,568)	13,904	(7,106)	23,584	230,137	532	563
Net Increase (Decrease) in Net Assets Resulting from Operations	6,219	77	29,965	19,359	175,626	600,118	4,508	7,491
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(9,426)	20,464	(18,586)	(156,397)	(179,460)	(1,003,548)	17,688	(66,267)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,426)	20,464	(18,586)	(156,397)	(179,460)	(1,003,548)	17,688	(66,267)
DISTRIBUTIONS PAID:
From net investment income	(3,339)	(5,625)	(17,962)	(35,089)	(129,605)	(288,997)	(4,020)	(7,407)
From net realized gains	–	(1,783)	–	–	–	–	–	–
Total Distributions Paid	(3,339)	(7,408)	(17,962)	(35,089)	(129,605)	(288,997)	(4,020)	(7,407)
Total Increase (Decrease) in Net Assets	(6,546)	13,133	(6,583)	(172,127)	(133,439)	(692,427)	18,176	(66,183)
NET ASSETS:
Beginning of period	259,951	246,818	1,180,510	1,352,637	4,431,999	5,124,426	494,467	560,650
End of period	$253,405	$259,951	$1,173,927	$1,180,510	$4,298,560	$4,431,999	$512,643	$494,467
Accumulated Undistributed Net Investment Income (Loss)	$(424)	$(138)	$(2,227)	$(889)	$186	$(338)	$(222)	$(203)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2017

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017

$709	$1,103	$17,722	$27,761	$14,239	$20,546	$152	$239
345	(1,217)	345	1,499	1,066	1,892	108	(330)
(452)	(942)	1,561	912	975	3,394	(79)	(242)
602	(1,056)	19,628	30,172	16,280	25,832	181	(333)

(12,943)	(31,154)	444,760	171,965	(220,340)	659,869	(1,360)	(1,201)

(12,943)	(31,154)	444,760	171,965	(220,340)	659,869	(1,360)	(1,201)

(809)	(1,340)	(17,722)	(27,761)	(14,238)	(20,543)	(169)	(279)
–	–	–	–	–	–	–	–
(809)	(1,340)	(17,722)	(27,761)	(14,238)	(20,543)	(169)	(279)
(13,150)	(33,550)	446,666	174,376	(218,298)	665,158	(1,348)	(1,813)

132,812	166,362	3,544,536	3,370,160	2,207,740	1,542,582	24,013	25,826
$119,662	$132,812	$3,991,202	$3,544,536	$1,989,442	$2,207,740	$22,665	$24,013
$(100)	$–	$(221)	$(221)	$(9)	$(10)	$74	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FOUR MONTHS ENDED MAR 31, 2013	FISCAL YEAR ENDED NOV 30, 2012
Net Asset Value, Beginning of Period	$10.15	$10.40	$10.62	$10.27	$10.55	$10.96	$10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.19	0.20	0.20	0.24	0.08	0.29
Net realized and unrealized gains (losses)	0.12	(0.15)	(0.10)	0.42	(0.26)	(0.10)	0.56
Total from Investment Operations	0.25	0.04	0.10	0.62	(0.02)	(0.02)	0.85
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.22)	(0.22)	(0.21)	(0.25)	(0.10)	(0.32)
From net realized gains	–	(0.07)	(0.10)	(0.06)	(0.01)	(0.29)	(0.31)
Total Distributions Paid	(0.14)	(0.29)	(0.32)	(0.27)	(0.26)	(0.39)	(0.63)
Net Asset Value, End of Period	$10.26	$10.15	$10.40	$10.62	$10.27	$10.55	$10.96
Total Return(1)	2.42%	0.36%	1.00%	6.04%	0.02%	(0.33)%	8.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$253,405	$259,951	$246,818	$223,549	$104,195	$77,663	$85,447
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%	0.40%	0.41%	0.40%	0.40%	0.39%	0.35%
Expenses, before reimbursements and credits	0.46%	0.46%	0.45%	0.53%	0.84%	0.89%	0.68%
Net investment income, net of reimbursements and credits(3)	2.40%	1.87%	1.92%	1.86%	2.32%	2.44%	2.72%
Net investment income, before reimbursements and credits	2.35%	1.81%	1.88%	1.73%	1.88%	1.94%	2.39%
Portfolio Turnover Rate	201.46%	517.18%	680.40%	813.91%	1,163.54%	417.78%	704.37%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of $11,000, $57,000, $32,000, $5,000, $5,000, $4,000 and $9,000 , which represent less than 0.01, 0.02, less than 0.01, 0.005, 0.01, 0.01 and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015 and 2014, the four months ended March 31, 2013 and the fiscal year ended November 30, 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.12	$10.23	$10.53	$10.24	$10.54	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.24	0.25	0.29	0.30	0.29
Net realized and unrealized gains (losses)	0.11	(0.08)	(0.20)	0.30	(0.22)	0.34
Total from Investment Operations	0.26	0.16	0.05	0.59	0.08	0.63
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)	(0.27)	(0.28)	(0.30)	(0.32)	(0.32)
From net realized gains	–	–	(0.07)	–	(0.06)	(0.23)
Total Distributions Paid	(0.16)	(0.27)	(0.35)	(0.30)	(0.38)	(0.55)
Net Asset Value, End of Period	$10.22	$10.12	$10.23	$10.53	$10.24	$10.54
Total Return(2)	2.53%	1.58%	0.53%	5.78%	0.85%	6.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,173,927	$1,180,510	$1,352,637	$1,929,692	$1,487,531	$1,754,426
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.44%	0.43%
Expenses, before reimbursements and credits	0.48%	0.48%	0.47%	0.52%	0.69%	0.80%
Net investment income, net of reimbursements and credits(4)	2.80%	2.40%	2.52%	2.69%	2.99%	2.75%
Net investment income, before reimbursements and credits	2.77%	2.37%	2.50%	2.62%	2.74%	2.38%
Portfolio Turnover Rate	181.86%	454.23%	554.71%	663.50%	869.07%	1,049.21%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $47,000, $207,000, $148,000, $35,000, $76,000, and $321,000 which represent less than 0.01, 0.02, less than 0.01, 0.005, 0.005, and 0.02 of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$6.84	$6.42	$7.12	$7.61	$7.66	$7.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.40	0.39	0.43	0.47	0.51
Net realized and unrealized gains (losses)	0.08	0.42	(0.70)	(0.35)	0.10	0.35
Total from Investment Operations	0.29	0.82	(0.31)	0.08	0.57	0.86
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.21)	(0.40)	(0.39)	(0.43)	(0.47)	(0.51)
From net realized gains	–	–	–	(0.14)	(0.15)	–
Total Distributions Paid	(0.21)	(0.40)	(0.39)	(0.57)	(0.62)	(0.51)
Net Asset Value, End of Period	$6.92	$6.84	$6.42	$7.12	$7.61	$7.66
Total Return(2)	4.07%	13.07%	(4.38)%	1.04%	7.71%	12.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,298,560	$4,431,999	$5,124,426	$5,350,702	$5,715,393	$5,885,570
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.80%	0.80%	0.80%	0.80%	0.78%	0.75%
Expenses, before reimbursements and credits	0.81%	0.81%	0.81%	0.85%	0.95%	0.95%
Net investment income, net of reimbursements and credits(4)	5.96%	5.98%	5.83%	5.75%	6.14%	6.86%
Net investment income, before reimbursements and credits	5.95%	5.97%	5.82%	5.70%	5.97%	6.66%
Portfolio Turnover Rate	50.91%	117.53%	80.15%	91.47%	94.10%	115.51%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $124,000, $261,000, $236,000, $47,000, $124,000, and $343,000 which represent less than 0.01, less than 0.01, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FOUR MONTHS ENDED MAR 31, 2013	FISCAL YEAR ENDED NOV 30, 2012
Net Asset Value, Beginning of Period	$18.85	$18.86	$19.03	$19.12	$19.27	$19.27	$18.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.27	0.24	0.23	0.28	0.06	0.26
Net realized and unrealized gains (losses)	0.03	–	(0.16)	(0.08)	(0.14)	–	0.40
Total from Investment Operations	0.18	0.27	0.08	0.15	0.14	0.06	0.66
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.28)	(0.25)	(0.24)	(0.29)	(0.06)	(0.30)
Total Distributions Paid	(0.16)	(0.28)	(0.25)	(0.24)	(0.29)	(0.06)	(0.30)
Net Asset Value, End of Period	$18.87	$18.85	$18.86	$19.03	$19.12	$19.27	$19.27
Total Return(1)	0.91%	1.45%	0.42%	0.80%	0.75%	0.34%	3.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$512,643	$494,467	$560,650	$697,075	$441,787	$310,171	$162,513
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.38%	0.35%
Expenses, before reimbursements and credits	0.43%	0.43%	0.42%	0.49%	0.71%	0.74%	0.61%
Net investment income, net of reimbursements and credits(3)	1.60%	1.43%	1.25%	1.21%	1.44%	0.89%	1.39%
Net investment income, before reimbursements and credits	1.57%	1.40%	1.23%	1.12%	1.13%	0.53%	1.13%
Portfolio Turnover Rate	75.87%	242.73%	268.41%	277.34%	424.85%	181.67%	517.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $29,000, $25,000, $6,000, $18,000, $19,000, and $21,000, which represent less than 0.01, 0.01, 0.005, 0.005, 0.005, 0.02, and 0.01 percent of average net assets for the six months ended September 30, 2017, the fiscal years ended March 31, 2017, 2016, 2015 and 2014, the four months ended March 31, 2013, and the fiscal year ended November 30, 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$9.81		$9.97		$9.89		$9.77	$9.97		$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.07		0.06		0.05	0.03		0.03
Net realized and unrealized gains (losses)	(0.01)		(0.15)		0.08		0.12	(0.19)		0.15
Total from Investment Operations	0.05		(0.08)		0.14		0.17	(0.16)		0.18
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.08)		(0.06)		(0.05)	(0.04)		(0.06)
From net realized gains	–		–		–		–	–		(0.28)
Total Distributions Paid	(0.07)		(0.08)		(0.06)		(0.05)	(0.04)		(0.34)
Net Asset Value, End of Period	$9.79		$9.81		$9.97		$9.89	$9.77		$9.97
Total Return(1)	0.45%		(0.74)%		1.38%		1.75%	(1.57)%		1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$119,662		$132,812		$166,362		$182,241	$217,733		$268,597
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41%	0.40	%(3)	0.38	%(3)
Expenses, before reimbursements and credits	0.51%		0.49%		0.47%		0.54%	0.73%		0.85%
Net investment income, net of reimbursements and credits	1.14	%(3)	0.71	%(3)	0.55	%(3)	0.47%	0.32	%(3)	0.34	%(3)
Net investment income (loss), before reimbursements and credits	1.04%		0.63%		0.49%		0.34%	(0.01)%		(0.13)%
Portfolio Turnover Rate	221.15%		905.27%		783.51%		670.75%	1,567.58%		2,309.43%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $31,000, $16,000, $5,000, and $55,000, which represent less than 0.01, 0.02, less than 0.01, 0.005, and 0.02 percent of average net assets for the six months ended September 30, 2017, the fiscal years ended March 31, 2017, 2016, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.13		$10.12		$10.15	$10.16		$10.16		$10.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.08		0.07	0.06		0.06		0.07
Net realized and unrealized gains (losses)	0.01		0.01		(0.03)	(0.01)		–	(1)	0.04
Total from Investment Operations	0.06		0.09		0.04	0.05		0.06		0.11
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.08)		(0.07)	(0.05)		(0.06)		(0.08)
From net realized gains	–		–		– (1)	(0.01)		–	(1)	–
Total Distributions Paid	(0.05)		(0.08)		(0.07)	(0.06)		(0.06)		(0.08)
Net Asset Value, End of Period	$10.14		$10.13		$10.12	$10.15		$10.16		$10.16
Total Return(2)	0.57%		0.94%		0.41%	0.52%		0.63%		1.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,991,202		$3,544,536		$3,370,160	$3,181,724		$2,828,389		$2,244,236
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.25%	0.25	%(4)	0.25	%(4)	0.20	%(4)
Expenses, before reimbursements and credits	0.26%		0.26%		0.26%	0.30%		0.43%		0.43%
Net investment income, net of reimbursements and credits	0.94	%(4)	0.84	%(4)	0.66%	0.55	%(4)	0.60	%(4)	0.62	%(4)
Net investment income, before reimbursements and credits	0.93%		0.83%		0.65%	0.50%		0.42%		0.39%
Portfolio Turnover Rate	21.61%		51.98%		52.48%	131.54	%(5)	41.85%		32.02%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $49,000, $64,000, $1,000, $3,000 and $17,000 , which represent less than 0.01, less than 0.01, less than 0.005, less than 0.001, and less than 0.001 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Portfolio Turnover would have been 59.34% with the exclusion of short term investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.21	$10.18	$10.21	$10.22	$10.22	$10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.12	0.09	0.08	0.07	0.10
Net realized and unrealized gains (losses)	0.01	0.03	(0.02)	– (1)	0.01	0.05
Total from Investment Operations	0.08	0.15	0.07	0.08	0.08	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.12)	(0.09)	(0.08)	(0.07)	(0.10)
From net realized gains	–	–	(0.01)	(0.01)	(0.01)	(0.01)
Total Distributions Paid	(0.07)	(0.12)	(0.10)	(0.09)	(0.08)	(0.11)
Net Asset Value, End of Period	$10.22	$10.21	$10.18	$10.21	$10.22	$10.22
Total Return(2)	0.79%	1.45%	0.70%	0.77%	0.77%	1.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,989,442	$2,207,740	$1,542,582	$1,611,089	$1,700,630	$1,101,143
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.26%	0.26%	0.26%	0.31%	0.44%	0.45%
Net investment income, net of reimbursements and credits(4)	1.38%	1.15%	0.90%	0.75%	0.70%	0.90%
Net investment income, before reimbursements and credits	1.37%	1.14%	0.89%	0.69%	0.51%	0.70%
Portfolio Turnover Rate	23.70%	52.98%	50.95%	62.53%	36.50%	49.42%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $23,000 and $74,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017, and approximately $42,000, $6,000, $14,000, and $26,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$9.64		$9.87		$9.76		$9.53	$9.85		$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07		0.09		0.08		0.08	0.07		0.06
Net realized and unrealized gains (losses)	–		(0.21)		0.11		0.23	(0.32)		0.22
Total from Investment Operations	0.07		(0.12)		0.19		0.31	(0.25)		0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.11)		(0.08)		(0.08)	(0.07)		(0.07)
From net realized gains	–		–		–		–	–		(0.33)
Total Distributions Paid	(0.07)		(0.11)		(0.08)		(0.08)	(0.07)		(0.40)
Net Asset Value, End of Period	$9.64		$9.64		$9.87		$9.76	$9.53		$9.85
Total Return(1)	0.83%		(1.26)%		1.99%		3.24%	(2.52)%		2.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,665		$24,013		$25,826		$29,043	$34,146		$49,724
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.45	%(3)	0.44	%(3)	0.43%	0.41	%(3)	0.39	%(3)
Expenses, before reimbursements and credits	0.94%		0.90%		0.81%		0.98%	1.31%		1.22%
Net investment income, net of reimbursements and credits	1.29	%(3)	0.94	%(3)	0.83	%(3)	0.78%	0.65	%(3)	0.51	%(3)
Net investment income (loss), before reimbursements and credits	0.81%		0.49%		0.46%		0.23%	(0.25)%		(0.32)%
Portfolio Turnover Rate	183.43%		665.24%		601.88%		545.92%	1,734.43%		2,761.35%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $4,000, $2,000, $1,000 and $11,000, which represent less than 0.01, 0.02, less than 0.01, 0.005 and 0.02 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.9%

Commercial Mortgage-Backed Securities – 2.9%

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	$1,345	$1,355

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,210	1,234

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	1,285	1,305

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	1,350	1,413

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2 3.10%, 12/15/47	830	848

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	150	153

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	1,030	1,075
		7,383
Total Asset-Backed Securities
(Cost $7,364)		7,383

CORPORATE BONDS – 36.1%

Aerospace & Defense – 0.5%

L3 Technologies, Inc., 3.85%, 12/15/26	895	929

Northrop Grumman Corp., 3.25%, 8/1/23	375	386
		1,315

Automobiles Manufacturing – 0.8%

American Honda Finance Corp., (Floating, ICE LIBOR USD 3M + 0.27%), 1.58%, 7/20/20 (1)	580	581

Ford Motor Co., 7.45%, 7/16/31	153	198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Automobiles Manufacturing – 0.8% – continued

Ford Motor Credit Co. LLC, (Floating, ICE LIBOR USD 3M + 1.00%), 2.30%, 1/9/20 (1)	$275	$277
3.66%, 9/8/24	550	552

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 1/14/22 (1)	340	347
		1,955

Banks – 0.7%

Capital One N.A., (Floating, ICE LIBOR USD 3M + 1.15%), 2.46%, 1/30/23 (1)	305	306

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (2)	625	642

US Bancorp, 3.10%, 4/27/26	270	269
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 4/15/27 (2)	540	589
		1,806

Biotechnology – 0.4%

Amgen, Inc., 4.40%, 5/1/45	320	339

Biogen, Inc., 2.90%, 9/15/20	195	200

Celgene Corp., 5.25%, 8/15/43	345	395
		934

Cable & Satellite – 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	435	460
6.48%, 10/23/45	565	663

Comcast Corp., 6.30%, 11/15/17	425	428
		1,551

Chemicals – 0.4%

Eastman Chemical Co., 4.65%, 10/15/44	310	328

Sherwin-Williams (The) Co., 3.45%, 6/1/27	435	438

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Chemicals – 0.4% – continued

Westlake Chemical Corp., 3.60%, 8/15/26	$305	$305
		1,071

Commercial Finance – 0.3%

Penske Truck Leasing Co. L.P., 2.70%, 3/14/23 (3)	650	645

Communications Equipment – 0.2%

Apple, Inc., 2.70%, 5/13/22	480	489

Construction Materials Manufacturing – 0.3%

Owens Corning, 4.20%, 12/1/24	430	453

Vulcan Materials Co., 4.50%, 4/1/25	410	437
		890

Consumer Finance – 1.4%

American Express Co., (Floating, ICE LIBOR USD 3M + 0.61%), 1.92%, 8/1/22 (1)	580	579

Capital One Bank USA N.A., 3.38%, 2/15/23	140	142

Capital One Financial Corp., 4.20%, 10/29/25	1,040	1,069
3.75%, 3/9/27	420	425

Discover Financial Services, 4.10%, 2/9/27	1,055	1,072

Visa, Inc., 2.80%, 12/14/22	305	312
		3,599

Consumer Products – 0.4%

Church & Dwight Co., Inc. , (Floating, ICE LIBOR USD 3M + 0.15%), 1.46%, 1/25/19 (1)	935	934

Containers & Packaging – 0.3%

International Paper Co., 4.40%, 8/15/47	645	652

Diversified Banks – 5.8%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 0.66%), 1.97%, 7/21/21 (1)	685	687
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 10/21/22 (1)	185	188

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Diversified Banks – 5.8% – continued

(Variable, ICE LIBOR USD 3M + 1.16%), 3.12%, 1/20/23 (1)	$400	$407
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 4/24/23 (1)	610	615
4.20%, 8/26/24	840	883
4.00%, 1/22/25	1,015	1,050
3.50%, 4/19/26	350	356
3.25%, 10/21/27	160	157
6.11%, 1/29/37	395	494
5.00%, 1/21/44	587	680

Citigroup, Inc., 2.90%, 12/8/21	395	400
(Floating, ICE LIBOR USD 3M + 0.96%), 2.27%, 4/25/22 (1)	415	417
(Floating, ICE LIBOR USD 3M + 0.95%), 2.26%, 7/24/23 (1)	620	621
(Floating, ICE LIBOR USD 3M + 1.10%), 2.41%, 5/17/24 (1)	685	686
3.40%, 5/1/26	470	471
4.45%, 9/29/27	718	758
4.13%, 7/25/28	505	520
6.68%, 9/13/43	523	709

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.47%), 7.90%, 4/30/18 (2)	318	328
(Variable, ICE LIBOR USD 3M + 3.32%), 5.00%, 7/1/19 (2)	265	269
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (2)	280	292
2.55%, 3/1/21	55	56
(Floating, ICE LIBOR USD 3M + 0.90%), 2.21%, 4/25/23 (1)	415	418
3.90%, 7/15/25	900	948
4.25%, 10/1/27	675	712

Wells Fargo & Co., (Variable, ICE LIBOR USD 3M + 3.77%), 7.98%,3/15/18 (2)	125	129
2.15%, 1/30/20	170	170
3.07%, 1/24/23	410	417
3.00%, 4/22/26	410	403
4.75%, 12/7/46	510	560
		14,801

Electrical Equipment Manufacturing – 1.0%

General Electric Co., 6.75%, 3/15/32	425	588

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Electrical Equipment Manufacturing – 1.0% – continued

Keysight Technologies, Inc., 3.30%, 10/30/19	$235	$238
4.60%, 4/6/27	320	337

Roper Technologies, Inc., 6.25%, 9/1/19	125	135
3.00%, 12/15/20	620	633
3.85%, 12/15/25	510	527
		2,458

Entertainment Content – 0.6%

Time Warner, Inc., 6.10%, 7/15/40	1,250	1,465

Exploration & Production – 0.4%

Hess Corp., 7.13%, 3/15/33	910	1,060

Financial Services – 4.1%

Ares Capital Corp., 3.50%, 2/10/23	435	430

Blackstone Holdings Finance Co. LLC, 3.15%, 10/2/27 (3)(4)	340	335

E*TRADE Financial Corp., 3.80%, 8/24/27	200	202

FMR LLC, 6.45%, 11/15/39 (3)	675	901

Goldman Sachs Group (The), Inc., 5.75%, 1/24/22	830	930
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 7/24/23 (1)	658	660
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (1)	465	466
3.75%, 2/25/26	457	468
6.75%, 10/1/37	280	369
4.80%, 7/8/44	675	756

Intercontinental Exchange, Inc., 3.10%, 9/15/27	450	446

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (3)	105	117

Morgan Stanley, 2.63%, 11/17/21	255	256
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 1/20/22 (1)	340	345
(Floating, ICE LIBOR USD 3M + 0.93%), 2.24%, 7/22/22 (1)	675	678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Financial Services – 4.1% – continued
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 10/24/23 (1)	$520	$532
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 5/8/24 (1)	620	628
4.00%, 7/23/25	975	1,028
5.00%, 11/24/25	305	334
3.88%, 1/27/26	175	182
4.30%, 1/27/45	336	352
		10,415

Food & Beverage – 1.8%

Anheuser-Busch InBev Finance, Inc., (Floating, ICE LIBOR USD 3M + 1.26%), 2.57%, 2/1/21 (1)	670	692
4.90%, 2/1/46	865	977

Beam Suntory, Inc., 3.25%, 6/15/23	390	397

Constellation Brands, Inc., 4.75%, 12/1/25	610	666

Molson Coors Brewing Co., 2.25%, 3/15/20 (3)	405	405
3.00%, 7/15/26	490	477
5.00%, 5/1/42	315	351

Smithfield Foods, Inc., 2.65%, 10/3/21 (3)(4)	175	175

Tyson Foods, Inc., 2.65%, 8/15/19	300	304
		4,444

Hardware – 0.5%

Hewlett Packard Enterprise Co., 2.10%, 10/4/19 (3)	430	430
6.35%, 10/15/45	570	604

NetApp, Inc., 2.00%, 12/15/17	227	227
		1,261

Health Care Facilities & Services – 0.7%

Cardinal Health, Inc., 3.41%, 6/15/27	370	371
4.50%, 11/15/44	635	661

Laboratory Corp. of America Holdings, 3.25%, 9/1/24	260	261

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Health Care Facilities & Services – 0.7% – continued

McKesson Corp., 4.88%, 3/15/44	$460	$510
		1,803

Home Improvement – 0.5%

Masco Corp., 4.38%, 4/1/26	465	494

Stanley Black & Decker, Inc., 1.62%, 11/17/18	670	668
		1,162

Homebuilders – 0.2%

D.R. Horton, Inc., 5.75%, 8/15/23	445	506

Life Insurance – 0.7%

MetLife, Inc., 6.40%, 12/15/36	237	273

Protective Life Corp., 8.45%, 10/15/39	510	756

Protective Life Global Funding, 2.62%, 8/22/22 (3)(4)	160	160

Prudential Financial, Inc., 2.35%, 8/15/19	195	196

Reinsurance Group of America, Inc., 4.70%, 9/15/23	439	476
		1,861

Machinery Manufacturing – 0.1%

Parker-Hannifin Corp., 4.20%, 11/21/34	345	364

Managed Care – 0.7%

Anthem, Inc., 2.25%, 8/15/19	515	517

Humana, Inc., 4.63%, 12/1/42	245	265

Magellan Health, Inc., 4.40%, 9/22/24	505	503

UnitedHealth Group, Inc., 3.10%, 3/15/26	505	511
		1,796

Mass Merchants – 0.1%

Dollar General Corp., 3.88%, 4/15/27	320	333

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Medical Equipment & Devices Manufacturing – 0.7%

Abbott Laboratories, 2.55%, 3/15/22	$885	$885

Becton Dickinson and Co., 3.70%, 6/6/27	635	642

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	285	288
		1,815

Metals & Mining – 0.2%

Glencore Funding LLC, 4.00%, 3/27/27 (3)	585	589

Pharmaceuticals – 0.2%

AbbVie, Inc., 4.50%, 5/14/35	230	247

Mylan, Inc., 5.40%, 11/29/43	335	358
		605

Pipeline – 1.0%

Boardwalk Pipelines L.P., 5.95%, 6/1/26	465	520

Energy Transfer L.P., 3.60%, 2/1/23	320	325
4.20%, 4/15/27	170	172

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	430	436

Kinder Morgan, Inc., 5.05%, 2/15/46	335	343

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	235	243
3.90%, 7/15/26	620	615
		2,654

Power Generation – 0.3%

Exelon Generation Co. LLC, 2.95%, 1/15/20	100	102
4.00%, 10/1/20	425	444
3.40%, 3/15/22	295	302
		848

Property & Casualty Insurance – 0.1%

Chubb INA Holdings, Inc., 2.30%, 11/3/20	200	201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Publishing & Broadcasting – 0.2%

21st Century Fox America, Inc., 7.25%, 5/18/18	$215	$222

Discovery Communications LLC, 2.95%, 3/20/23	270	271
		493

Real Estate – 1.5%

American Tower Corp., 3.13%, 1/15/27	550	528

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	460	460

EPR Properties, 4.50%, 4/1/25	600	613
4.50%, 6/1/27	490	496

Host Hotels & Resorts L.P., 4.00%, 6/15/25	250	256

Omega Healthcare Investors, Inc., 5.25%, 1/15/26	410	433
4.75%, 1/15/28	210	211

Ventas Realty L.P., 5.70%, 9/30/43	230	272

Welltower, Inc., 4.25%, 4/1/26	435	460
		3,729

Refining & Marketing – 0.2%

Phillips 66, 4.65%, 11/15/34	395	418

Retail - Consumer Discretionary – 1.0%

Amazon.com, Inc., 1.90%, 8/21/20 (3)	240	241
2.80%, 8/22/24 (3)	345	346
4.05%, 8/22/47 (3)	225	229

AutoZone, Inc., 3.75%, 6/1/27	320	323

eBay, Inc., 3.60%, 6/5/27	370	368

ERAC USA Finance LLC, 3.85%, 11/15/24 (3)	125	130
7.00%, 10/15/37 (3)	315	414
4.50%, 2/15/45 (3)	85	85

TJX (The) Cos., Inc., 2.25%, 9/15/26	405	377
		2,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Retail - Consumer Staples – 0.2%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	$115	$127
3.75%, 9/25/27	300	300
		427

Semiconductors – 0.5%

Applied Materials, Inc., 3.30%, 4/1/27	255	260

KLA-Tencor Corp., 4.13%, 11/1/21	375	396
5.65%, 11/1/34	135	153

Maxim Integrated Products, Inc., 3.45%, 6/15/27	270	272

QUALCOMM, Inc., 3.25%, 5/20/27	270	272
		1,353

Software & Services – 0.2%

CA, Inc., 2.88%, 8/15/18	205	207

Oracle Corp., 2.40%, 9/15/23	345	343
		550

Supermarkets & Pharmacies – 0.4%

CVS Health Corp., 2.75%, 12/1/22	475	476
5.13%, 7/20/45	265	305

Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	180	186
		967

Tobacco – 0.9%

Altria Group, Inc., 5.38%, 1/31/44	655	789

BAT Capital Corp., (Floating, ICE LIBOR USD 3M + 0.88%), 2.20%, 8/15/22 (1)(3)	250	251

Reynolds American, Inc., 4.45%, 6/12/25	480	515
5.85%, 8/15/45	560	685
		2,240

Transportation & Logistics – 0.3%

FedEx Corp., 4.75%, 11/15/45	600	653

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Travel & Lodging – 0.1%

Wyndham Worldwide Corp., 4.50%, 4/1/27	$315	$316

Utilities – 2.6%

Arizona Public Service Co., 4.35%, 11/15/45	1,150	1,246

CenterPoint Energy, Inc., 2.50%, 9/1/22	350	349

CMS Energy Corp., 8.75%, 6/15/19	135	150

Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44	255	267

Dominion Energy, Inc., 2.50%, 12/1/19	280	282

Duke Energy Corp., 2.65%, 9/1/26	565	540

Duke Energy Florida LLC, 3.40%, 10/1/46	225	212

Exelon Corp., 5.63%, 6/15/35	170	205

Jersey Central Power & Light Co., 4.70%, 4/1/24 (3)	225	244

NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	330	332

NiSource Finance Corp., 3.95%, 3/30/48	650	641

Pennsylvania Electric Co., 3.25%, 3/15/28 (3)	340	336

PPL Capital Funding, Inc., 4.00%, 9/15/47	545	542

Southern Power Co., 4.95%, 12/15/46	570	606

Virginia Electric & Power Co., 3.50%, 3/15/27	534	554
		6,506

Wireless Telecommunications Services – 2.0%

AT&T, Inc., (Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 2/14/23 (1)	305	304
4.25%, 3/1/27	1,040	1,071
4.50%, 5/15/35	255	252
4.80%, 6/15/44	870	846
5.15%, 2/14/50	1,395	1,402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 36.1% – continued

Wireless Telecommunications Services – 2.0% – continued

Verizon Communications, Inc., 4.15%, 3/15/24	$430	$455
3.38%, 2/15/25 (3)	771	774
		5,104
Total Corporate Bonds
(Cost $89,499)		91,551

FOREIGN ISSUER BONDS – 11.4%

Banks – 1.7%

Australia & New Zealand Banking Group Ltd., (Floating, ICE LIBOR USD 3M + 0.66%), 1.99%, 9/23/19 (1)(3)	275	277
4.50%, 3/19/24 (3)	460	483

Commonwealth Bank of Australia, (Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/10/22 (1)(3)	490	491

Credit Suisse A.G., 5.40%, 1/14/20	345	369
3.00%, 10/29/21	280	287

Lloyds Bank PLC, 6.50%, 9/14/20 (3)	215	238

Lloyds Banking Group PLC, 4.50%, 11/4/24	50	52
5.30%, 12/1/45	150	175

National Australia Bank Ltd., (Floating, ICE LIBOR USD 3M + 0.59%), 1.89%, 1/10/20 (1)(3)	335	337

Santander UK Group Holdings PLC, 4.75%, 9/15/25 (3)	785	820

Swedbank AB, (Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/14/22 (1)(3)	370	373

Toronto-Dominion Bank (The), (Variable, USD Swap 5Y + 2.21%), 3.63%, 9/15/31 (1)	335	334
		4,236

Chemicals – 0.0%

Agrium, Inc., 4.90%, 6/1/43	115	126

Commercial Finance – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27	285	283

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.4% – continued

Consumer Products – 0.5%

Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22 (3)	$1,210	$1,206

Diversified Banks – 3.3%

Banco Santander S.A., 3.50%, 4/11/22	195	200

Bank of Nova Scotia (The), (Floating, ICE LIBOR USD 3M + 0.64%), 1.96%, 3/7/22 (1)	190	190

Barclays PLC, 3.25%, 1/12/21	305	311
4.34%, 1/10/28	495	511

BNP Paribas S.A., 2.95%, 5/23/22 (3)	360	363
4.38%, 9/28/25 (3)	510	529
4.63%, 3/13/27 (3)	705	746

Credit Agricole S.A., 3.25%, 10/4/24 (3)	345	345

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.63%), 5.63%, 1/17/20 (2)	445	457
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 3/13/28 (1)	720	752
5.25%, 3/14/44	695	817

Mitsubishi UFJ Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 0.79%), 2.10%, 7/25/22 (1)	680	683

Mizuho Financial Group, Inc., 3.48%, 4/12/26 (3)	400	405

Nordea Bank AB, (Variable, USD ICE Swap Rate 5Y + 3.56%), 5.50%, 9/23/19 (2)(3)	305	314

Royal Bank of Canada, 4.65%, 1/27/26	415	444

Royal Bank of Scotland Group PLC, (Floating, ICE LIBOR USD 3M + 1.47%), 2.79%, 5/15/23 (1)	825	831

Societe Generale S.A., 3.25%, 1/12/22 (3)	300	305
4.00%, 1/12/27 (3)	145	149
		8,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.4% – continued

Electrical Equipment Manufacturing – 0.6%

Siemens Financieringsmaatschappij N.V., (Floating, ICE LIBOR USD 3M + 0.61%), 1.93%, 3/16/22 (1)(3)	$850	$856
2.00%, 9/15/23 (3)	590	571

Tyco Electronics Group S.A., 6.55%, 10/1/17	180	180
		1,607

Financial Services – 0.7%

UBS Group Funding Switzerland A.G., 2.95%, 9/24/20 (3)	460	467
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 5/23/23 (1)(3)	680	691
(Floating, ICE LIBOR USD 3M + 0.95%), 2.27%, 8/15/23 (1)(3)	255	255
4.25%, 3/23/28 (3)	475	498
		1,911

Food & Beverage – 0.7%

Danone S.A., 2.59%, 11/2/23 (3)	550	540

Pernod Ricard S.A., 4.25%, 7/15/22 (3)	385	414
3.25%, 6/8/26 (3)	230	231

Suntory Holdings Ltd., 2.55%, 6/28/22 (3)	645	643
		1,828

Integrated Oils – 1.3%

BP Capital Markets PLC, 1.38%, 11/6/17	365	365
3.02%, 1/16/27	415	408
3.28%, 9/19/27	495	494

Petro-Canada, 6.05%, 5/15/18	345	354

Petroleos Mexicanos, 5.38%, 3/13/22 (3)	1,060	1,133

Shell International Finance B.V., 2.13%, 5/11/20	265	267

Suncor Energy, Inc., 3.60%, 12/1/24	365	377
		3,398

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.4% – continued

Metals & Mining – 1.3%

Anglo American Capital PLC, 3.75%, 4/10/22 (3)	$765	$784
3.63%, 9/11/24 (3)(4)	115	115
4.88%, 5/14/25 (3)(4)	210	223
4.00%, 9/11/27 (3)(4)	230	227

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22 (3)	275	309

Goldcorp, Inc., 3.63%, 6/9/21	130	135
3.70%, 3/15/23	275	286

Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	250	264
7.13%, 7/15/28	230	306

Vale Overseas Ltd., 4.38%, 1/11/22	725	755
		3,404

Pharmaceuticals – 0.3%

Allergan Funding SCS, 4.55%, 3/15/35	135	144

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	525	518
		662

Pipeline – 0.2%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 3.53%, 5/15/67 (1)	499	461

Property & Casualty Insurance – 0.2%

Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	384	414

Utilities – 0.4%

SP PowerAssets Ltd., 3.00%, 9/26/27 (3)(4)	930	926

Wireline Telecommunications Services – 0.1%

Deutsche Telekom International Finance B.V., 2.23%, 1/17/20 (3)	180	180
Total Foreign Issuer Bonds
(Cost $28,485)		28,994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.4% (5)

Fannie Mae – 29.9%

Pool #535714, 7.50%, 1/1/31	$7	$8

Pool #555599, 7.00%, 4/1/33	17	20

Pool #712130, 7.00%, 6/1/33	10	12

Pool #845182, 5.50%, 11/1/35	16	18

Pool #890009, 5.50%, 9/1/36	80	90

Pool #890384, 4.50%, 10/1/41	16	17

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%), 3.59%, 9/1/36 (1)	101	107

Pool #932638, 5.00%, 3/1/40	236	261

Pool #AA7583, 4.50%, 6/1/39	18	20

Pool #AB1470, 4.50%, 9/1/40	236	255

Pool #AB3114, 5.00%, 6/1/41	160	176

Pool #AB9522, 3.50%, 5/1/43	1,271	1,313

Pool #AC6118, 4.50%, 11/1/39	228	247

Pool #AC9581, 5.50%, 1/1/40	124	138

Pool #AD0915, 5.50%, 12/1/38	124	139

Pool #AD1645, 5.00%, 3/1/40	24	26

Pool #AD6929, 5.00%, 6/1/40	157	172

Pool #AD7775, 4.50%, 8/1/40	501	547

Pool #AH1507, 4.50%, 12/1/40	313	341

Pool #AH9109, 4.50%, 4/1/41	18	20

Pool #AI8193, 4.50%, 8/1/41	876	948

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.4% (5) – continued

Fannie Mae – 29.9% – continued

Pool #AL4408, 4.50%, 11/1/43	$1,278	$1,395

Pool #AL4908, 4.00%, 2/1/44	331	352

Pool #AL5686, 4.00%, 9/1/44	927	985

Pool #AL8352, 3.00%, 10/1/44	3,923	3,957

Pool #AL9069, 3.00%, 3/1/44	4,166	4,202

Pool #AQ9333, 4.00%, 1/1/43	887	944

Pool #AS3473, 4.00%, 10/1/44	1,812	1,910

Pool #AS3655, 4.50%, 10/1/44	755	812

Pool #AS3797, 5.00%, 11/1/44	633	692

Pool #AS5722, 3.50%, 9/1/45	388	400

Pool #AS6075, 4.00%, 10/1/45	1,817	1,914

Pool #AS6184, 3.50%, 11/1/45	3,118	3,239

Pool #AS6520, 3.50%, 1/1/46	1,260	1,300

Pool #AS6730, 3.50%, 2/1/46	1,968	2,030

Pool #AS7568, 4.50%, 7/1/46	2,943	3,160

Pool #AS8699, 4.00%, 1/1/47	2,261	2,382

Pool #AU7032, 4.00%, 11/1/43	3,214	3,420

Pool #AW2706, 4.00%, 4/1/44	1,344	1,417

Pool #AW6233, 4.50%, 6/1/44	840	917

Pool #AZ7903, 4.00%, 6/1/41	1,264	1,337

Pool #BC0326, 3.50%, 12/1/45	2,113	2,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.4% (5) – continued

Fannie Mae – 29.9% – continued

Pool #BC4898, 3.50%, 2/1/46	$2,128	$2,195

Pool #BD1165, 3.00%, 10/1/46	1,403	1,409

Pool #BD2440, 3.50%, 1/1/47	2,508	2,587

Pool #BD5046, 3.50%, 2/1/47	1,681	1,735

Pool #BD7081, 4.00%, 3/1/47	2,279	2,401

Pool #BE3619, 4.00%, 5/1/47 (6)	2,399	2,527

Pool #BE3702, 4.00%, 6/1/47 (6)	2,180	2,296

Pool #BE5651, 3.00%, 2/1/47	1,381	1,387

Pool #BM2000, 3.50%, 5/1/47	2,447	2,524

Pool #MA2522, 3.50%, 2/1/46	1,448	1,494

Pool #MA2642, 3.50%, 6/1/46	1,165	1,202

Pool #MA2705, 3.00%, 8/1/46	1,356	1,361

Pool #MA2864, 3.50%, 1/1/47	1,435	1,481

Pool #MA2907, 4.00%, 2/1/47	2,452	2,583

Pool #MA2929, 3.50%, 3/1/47	1,863	1,922

Pool #MA3027, 4.00%, 6/1/47	2,613	2,752
		75,676

Freddie Mac – 0.1%

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%), 3.75%, 9/1/37 (1)	5	6

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 1.77%), 5.56%, 11/1/37 (1)	103	107

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.89%), 3.62%, 4/1/37 (1)	90	94

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 30.4% (5) – continued

Freddie Mac – 0.1% – continued

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%), 3.65%, 9/1/37 (1)	$131	$138
		345

Freddie Mac Gold – 0.4%

Pool #A65182, 6.50%, 9/1/37	252	285

Pool #C02790, 6.50%, 4/1/37	141	164

Pool #C02838, 5.50%, 5/1/37	110	122

Pool #C03517, 4.50%, 9/1/40	172	185

Pool #G01954, 5.00%, 11/1/35	109	120
		876

Government National Mortgage Association I – 0.0%

Pool #604183, 5.50%, 4/15/33	5	5

Pool #633627, 5.50%, 9/15/34	3	4
		9
Total U.S. Government Agencies
(Cost $77,371)		76,906

U.S. GOVERNMENT OBLIGATIONS – 12.3%

U.S. Treasury Bonds – 2.4%

3.00%, 5/15/47	6,000	6,174

U.S. Treasury Inflation Indexed Bonds – 0.5%

0.88%, 2/15/47	1,260	1,259

U.S. Treasury Inflation Indexed Notes – 2.5%

0.13%, 4/15/18	2,380	2,522
0.13%, 4/15/22	2,480	2,496
0.38%, 7/15/27	1,260	1,249
		6,267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 12.3% – continued

U.S. Treasury Notes – 6.9%

1.50%, 8/15/20	$9,125	$9,098
1.63%, 8/31/22	8,515	8,398
		17,496
Total U.S. Government Obligations
(Cost $31,333)		31,196

MUNICIPAL BONDS – 0.7%

Alabama – 0.2%

Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B, 3.16%, 9/15/25	395	402

California – 0.3%

California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train, (Adjustable, Bloomberg Barclays Municipal BITR + 0.48%), 2.19%, 4/1/20 (7)	635	635

Wisconsin – 0.2%

Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C, 3.15%, 5/1/27	615	619
Total Municipal Bonds
(Cost $1,644)		1,656

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.2%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (8)(9)	15,663,281	$15,663
Total Investment Companies
(Cost $15,663)		15,663

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 1.05%, 10/26/17 (10)(11)	$1,000	$1,000
Total Short-Term Investments
(Cost $999)		1,000

Total Investments – 100.4%
(Cost $252,358)		254,349

Liabilities less Other Assets – (0.4%)		(944)
NET ASSETS – 100.0%		$253,405

(1)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $2,161,000 or 0.9% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Anglo American Capital PLC, 3.63%, 9/11/24	9/6/17	$115

Anglo American Capital PLC, 4.00%, 9/11/27	9/6/17	230

Anglo American Capital PLC, 4.88%, 5/14/25	9/21/17	223

Blackstone Holdings Finance Co. LLC, 3.15%, 10/2/27	9/25/17	339

Protective Life Global Funding, 2.62%, 8/22/22	8/15/17	160

Smithfield Foods, Inc., 2.65%, 10/3/21	9/28/17	174

SP PowerAssets Ltd., 3.00%, 9/26/27	9/19/17	929

(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(7)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2017 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(66)	$8,271	Short	12/2017	$83

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	12.6%
U.S. Agency	30.2
AAA	2.9
AA	2.0
A	13.6
BBB	32.5
Cash Equivalents	6.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities (1)	$–	$7,383	$–	$7,383
Corporate Bonds (1)	–	91,551	–	91,551
Foreign Issuer Bonds (1)	–	28,994	–	28,994
U.S Government Agencies (1)	–	76,906	–	76,906
U.S Government Obligations (1)	–	31,196	–	31,196
Municipal Bonds (1)	–	1,656	–	1,656
Investment Companies	15,663	–	–	15,663
Short-Term Investments	–	1,000	–	1,000
Total Investments	$15,663	$238,686	$–	$254,349

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$83	$–	$–	$83

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.1%

Commercial Mortgage-Backed Securities – 3.1%

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	$7,315	$7,370

Commercial Mortgage Trust, Series 2015-CR23, Class A2 2.85%, 5/10/48	690	702

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,030	1,051

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	10,910	11,077

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	6,185	6,475

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2 3.10%, 12/15/47	2,485	2,540

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	1,495	1,525

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	4,680	4,883

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2 2.63%, 5/15/48	300	303
		35,926
Total Asset-Backed Securities
(Cost $35,738)		35,926

CORPORATE BONDS – 41.2%

Aerospace & Defense – 0.1%

L3 Technologies, Inc., 3.85%, 12/15/26	780	809

Automobiles Manufacturing – 1.1%

American Honda Finance Corp., (Floating, ICE LIBOR USD 3M + 0.27%), 1.58%, 7/20/20 (1)	2,830	2,832

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Automobiles Manufacturing – 1.1% – continued

Ford Motor Co., 7.45%, 7/16/31	$895	$1,159

Ford Motor Credit Co. LLC, (Floating, ICE LIBOR USD 3M + 1.00%), 2.30%, 1/9/20 (1)	1,349	1,360
3.66%, 9/8/24	3,540	3,552

General Motors Co., 6.25%, 10/2/43	1,795	2,051

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 1/14/22 (1)	1,540	1,573
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2)	660	684
		13,211

Banks – 0.6%

Capital One N.A., (Floating, ICE LIBOR USD 3M + 1.15%), 2.46%, 1/30/23 (1)	1,160	1,166

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (2)	3,495	3,591

US Bancorp, 3.10%, 4/27/26	2,060	2,050
		6,807

Biotechnology – 0.4%

Amgen, Inc., 4.40%, 5/1/45	870	921

Biogen, Inc., 2.90%, 9/15/20	1,195	1,224

Celgene Corp., 5.25%, 8/15/43	2,510	2,878
		5,023

Cable & Satellite – 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	2,325	2,460
6.48%, 10/23/45	2,765	3,245

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (3)	1,090	1,066
		6,771

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Casinos & Gaming – 0.1%

Eldorado Resorts, Inc., 7.00%, 8/1/23	$1,000	$1,083

Chemicals – 1.0%

CF Industries, Inc., 5.15%, 3/15/34	1,520	1,516

Eastman Chemical Co., 3.80%, 3/15/25	1,119	1,149
4.65%, 10/15/44	1,756	1,858

Olin Corp., 5.13%, 9/15/27	3,340	3,491

Sherwin-Williams (The) Co., 3.45%, 6/1/27	2,055	2,069

Westlake Chemical Corp., 3.60%, 8/15/26	1,420	1,418
		11,501

Commercial Finance – 0.3%

Penske Truck Leasing Co. L.P., 2.70%, 3/14/23 (3)	3,035	3,009

Communications Equipment – 0.1%

Apple, Inc., 2.70%, 5/13/22	1,285	1,309

Construction Materials Manufacturing – 0.2%

Owens Corning, 4.20%, 12/1/24	2,015	2,122

Consumer Finance – 0.9%

American Express Co., (Floating, ICE LIBOR USD 3M + 0.61%), 1.92%, 8/1/22 (1)	2,835	2,833

Capital One Bank USA N.A., 3.38%, 2/15/23	680	690

Capital One Financial Corp., 4.20%, 10/29/25	2,025	2,081

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (3)	4,515	4,605
		10,209

Consumer Services – 0.3%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (3)	1,350	1,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Consumer Services – 0.3% – continued

Service Corp. International, 5.38%, 1/15/22	$1,600	$1,644
		3,134

Containers & Packaging – 0.5%

BWAY Holding Co., 7.25%, 4/15/25 (3)	2,805	2,889

International Paper Co., 4.40%, 8/15/47	2,500	2,529
		5,418

Diversified Banks – 6.9%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 0.66%), 1.97%, 7/21/21 (1)	3,365	3,373
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 10/21/22 (1)	905	920
(Variable, ICE LIBOR USD 3M + 1.16%), 3.12%, 1/20/23 (1)	1,905	1,939
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 4/24/23 (1)	2,760	2,784
4.20%, 8/26/24	4,070	4,281
4.00%, 1/22/25	3,695	3,824
4.45%, 3/3/26	2,288	2,419
3.25%, 10/21/27	695	681
6.11%, 1/29/37	2,725	3,407
5.00%, 1/21/44	3,409	3,951

Citigroup, Inc., 2.90%, 12/8/21	1,830	1,853
(Floating, ICE LIBOR USD 3M + 0.96%), 2.27%, 4/25/22 (1)	1,880	1,891
(Floating, ICE LIBOR USD 3M + 0.95%), 2.26%, 7/24/23 (1)	3,020	3,027
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 5/15/24 (2)	2,080	2,257
(Floating, ICE LIBOR USD 3M + 1.10%), 2.41%, 5/17/24 (1)	3,180	3,187
3.88%, 3/26/25	2,480	2,538
3.40%, 5/1/26	1,860	1,864
4.45%, 9/29/27	2,350	2,481
4.13%, 7/25/28	2,475	2,547
6.68%, 9/13/43	2,872	3,891

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.32%), 5.00%, 7/1/19 (2)	3,185	3,239

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Diversified Banks – 6.9% – continued

(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (2)	$2,415	$2,518
2.55%, 3/1/21	320	323
(Floating, ICE LIBOR USD 3M + 0.90%), 2.21%, 4/25/23 (1)	1,880	1,893
3.90%, 7/15/25	2,460	2,590
4.25%, 10/1/27	3,315	3,496

Wells Fargo & Co., (Variable, ICE LIBOR USD 3M + 3.77%), 7.98%, 3/15/18 (2)	2,575	2,652
2.15%, 1/30/20	1,525	1,529
3.07%, 1/24/23	2,000	2,034
3.00%, 4/22/26	1,785	1,753
3.90%, 5/1/45	3,311	3,314
4.75%, 12/7/46	2,385	2,618
		81,074

Electrical Equipment Manufacturing – 0.9%

Fortive Corp., 3.15%, 6/15/26	2,855	2,846

Keysight Technologies, Inc., 3.30%, 10/30/19	1,480	1,501
4.60%, 4/6/27	1,430	1,504

Roper Technologies, Inc., 6.25%, 9/1/19	1,750	1,887
3.85%, 12/15/25	2,475	2,559
		10,297

Entertainment Content – 0.1%

Time Warner, Inc., 4.85%, 7/15/45	1,635	1,662

Exploration & Production – 1.3%

Hess Corp., 7.13%, 3/15/33	1,000	1,165

Murphy Oil Corp., 6.88%, 8/15/24	3,270	3,487
6.13%, 12/1/42	3,560	3,417

SM Energy Co., 5.63%, 6/1/25	3,565	3,387
6.75%, 9/15/26	890	890

Southwestern Energy Co., 6.70%, 1/23/25	2,655	2,695
		15,041

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Financial Services – 5.2%

Ares Capital Corp., 4.88%, 11/30/18	$1,923	$1,978
3.50%, 2/10/23	2,125	2,101

Blackstone Holdings Finance Co. LLC, 3.15%, 10/2/27 (3)(4)	1,600	1,578

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 3.32%), 4.63%, 3/1/22 (2)	3,310	3,393

E*TRADE Financial Corp., 3.80%, 8/24/27	945	956

FMR LLC, 6.45%, 11/15/39 (3)	3,915	5,226

Goldman Sachs Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.92%), 5.38%, 5/10/20 (2)	1,910	1,979
5.75%, 1/24/22	3,625	4,063
(Floating, ICE LIBOR USD 3M + 1.11%), 2.42%, 4/26/22 (1)	835	844
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 7/24/23 (1)	3,250	3,261
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (1)	2,175	2,178
3.75%, 2/25/26	1,340	1,372
6.75%, 10/1/37	1,722	2,272
4.80%, 7/8/44	3,650	4,085

Intercontinental Exchange, Inc., 3.10%, 9/15/27	2,205	2,185

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (3)	2,195	2,447

Morgan Stanley, 2.63%, 11/17/21	1,205	1,209
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 1/20/22 (1)	1,625	1,648
(Floating, ICE LIBOR USD 3M + 0.93%), 2.24%, 7/22/22 (1)	3,325	3,337
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 10/24/23 (1)	2,370	2,424
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 5/8/24 (1)	2,815	2,850
4.00%, 7/23/25	4,740	4,997
5.00%, 11/24/25	1,630	1,786
3.88%, 1/27/26	282	293
4.30%, 1/27/45	2,572	2,696
		61,158

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Food & Beverage – 2.0%

Anheuser-Busch InBev Finance, Inc., (Floating, ICE LIBOR USD 3M + 1.26%), 2.57%, 2/1/21 (1)	$3,335	$3,447
4.90%, 2/1/46	1,965	2,220

Beam Suntory, Inc., 3.25%, 6/15/23	2,150	2,191

Constellation Brands, Inc., 4.75%, 12/1/25	2,845	3,106
3.70%, 12/6/26	845	864

Cott Holdings, Inc., 5.50%, 4/1/25 (3)	2,710	2,825

Molson Coors Brewing Co., 3.00%, 7/15/26	2,310	2,247
5.00%, 5/1/42	1,608	1,793

Post Holdings, Inc., 5.75%, 3/1/27 (3)	2,095	2,158

Smithfield Foods, Inc., 2.65%, 10/3/21 (3)(4)	810	809

Tyson Foods, Inc., 2.65%, 8/15/19	1,370	1,386
		23,046

Hardware – 0.4%

Hewlett Packard Enterprise Co., 2.10%, 10/4/19 (3)	2,020	2,021
6.35%, 10/15/45	2,570	2,724
		4,745

Health Care Facilities & Services – 0.9%

Cardinal Health, Inc., 3.41%, 6/15/27	1,610	1,616
4.50%, 11/15/44	2,245	2,336

HCA, Inc., 5.50%, 6/15/47	1,445	1,497

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	715	723
3.25%, 9/1/24	1,200	1,203

McKesson Corp., 4.88%, 3/15/44	2,375	2,636
		10,011

Home Improvement – 0.3%

Masco Corp., 4.38%, 4/1/26	1,515	1,609

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Home Improvement – 0.3% – continued

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (3)	$2,300	$2,363
		3,972

Homebuilders – 0.0%

D.R. Horton, Inc., 5.75%, 8/15/23	180	205

Industrial Other – 0.3%

H&E Equipment Services, Inc., 5.63%, 9/1/25 (3)	1,550	1,635

United Rentals North America, Inc., 5.50%, 5/15/27	1,585	1,690
		3,325

Life Insurance – 0.9%

MetLife, Inc., 6.40%, 12/15/36	746	860

Protective Life Corp., 8.45%, 10/15/39	4,725	7,008

Protective Life Global Funding, 2.62%, 8/22/22 (3)(4)	750	749

Prudential Financial, Inc., 2.35%, 8/15/19	1,775	1,787
		10,404

Machinery Manufacturing – 0.2%

Parker-Hannifin Corp., 4.20%, 11/21/34	2,000	2,109

Managed Care – 0.6%

Anthem, Inc., 3.50%, 8/15/24	1,500	1,543

Humana, Inc., 4.63%, 12/1/42	1,425	1,539

Magellan Health, Inc., 4.40%, 9/22/24	2,370	2,362

UnitedHealth Group, Inc., 3.10%, 3/15/26	2,025	2,049
		7,493

Mass Merchants – 0.1%

Dollar General Corp., 3.88%, 4/15/27	1,430	1,486

Medical Equipment & Devices Manufacturing – 0.3%

Becton Dickinson and Co., 3.70%, 6/6/27	2,870	2,902

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Medical Equipment & Devices Manufacturing – 0.3% – continued

Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	$1,025	$1,035
		3,937

Metals & Mining – 0.5%

Freeport-McMoRan, Inc., 3.55%, 3/1/22	1,500	1,477

Glencore Funding LLC, 4.00%, 3/27/27 (3)	2,715	2,732

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (3)	1,170	1,310
		5,519

Oil & Gas Services & Equipment – 0.4%

Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19	2,515	2,590

Rowan Cos., Inc., 7.38%, 6/15/25	2,665	2,605
		5,195

Pharmaceuticals – 0.2%

AbbVie, Inc., 4.50%, 5/14/35	585	629

Mylan, Inc., 5.40%, 11/29/43	1,535	1,639
		2,268

Pipeline – 1.9%

Boardwalk Pipelines L.P., 5.95%, 6/1/26	1,930	2,159

Energy Transfer Equity L.P., 5.50%, 6/1/27	2,105	2,215

Energy Transfer L.P., 4.20%, 4/15/27	805	815

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	2,495	2,467

Kinder Morgan, Inc., 5.05%, 2/15/46	1,625	1,662

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	2,830	2,908

SemGroup Corp., 6.38%, 3/15/25 (3)	2,705	2,651

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Pipeline – 1.9% – continued

Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	$1,015	$1,007

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 5/1/23	2,290	2,336

Williams (The) Cos., Inc., 5.75%, 6/24/44	3,705	3,918
		22,138

Power Generation – 0.2%

Exelon Generation Co. LLC, 2.95%, 1/15/20	740	753
4.00%, 10/1/20	1,630	1,704
		2,457

Property & Casualty Insurance – 0.2%

Berkshire Hathaway, Inc., 2.20%, 3/15/21	850	856

Chubb INA Holdings, Inc., 2.30%, 11/3/20	1,230	1,239
		2,095

Publishing & Broadcasting – 0.6%

21st Century Fox America, Inc., 7.25%, 5/18/18	1,145	1,183

CBS Radio, Inc., 7.25%, 11/1/24 (3)	2,340	2,498

Discovery Communications LLC, 2.95%, 3/20/23	1,325	1,328

Sirius XM Radio, Inc., 5.00%, 8/1/27 (3)	2,010	2,050
		7,059

Real Estate – 2.1%

American Tower Corp., 3.13%, 1/15/27	2,700	2,590

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	1,515	1,516

EPR Properties, 4.50%, 4/1/25	1,500	1,532
4.50%, 6/1/27	2,215	2,243

ESH Hospitality, Inc., 5.25%, 5/1/25 (3)	1,180	1,220

Host Hotels & Resorts L.P., 4.00%, 6/15/25	1,225	1,255

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Real Estate – 2.1% – continued

Howard Hughes (The) Corp., 5.38%, 3/15/25 (3)	$2,105	$2,147

Iron Mountain, Inc., 4.88%, 9/15/27 (3)	2,065	2,096

iStar, Inc., 6.50%, 7/1/21	2,020	2,111

Omega Healthcare Investors, Inc., 5.25%, 1/15/26	1,925	2,033
4.75%, 1/15/28	965	969

Ventas Realty L.P., 3.25%, 10/15/26	1,560	1,518
5.70%, 9/30/43	1,290	1,525

Welltower, Inc., 4.25%, 4/1/26	2,060	2,178
		24,933

Refining & Marketing – 0.2%

Murphy Oil USA, Inc., 5.63%, 5/1/27	1,685	1,811

Phillips 66, 4.65%, 11/15/34	1,000	1,059
		2,870

Restaurants – 0.2%

Landry’s, Inc., 6.75%, 10/15/24 (3)	2,920	2,953

Retail - Consumer Discretionary – 1.2%

Amazon.com, Inc., 1.90%, 8/21/20 (3)	1,130	1,133
2.80%, 8/22/24 (3)	1,620	1,626
4.05%, 8/22/47 (3)	1,075	1,096

eBay, Inc., 3.60%, 6/5/27	500	497

ERAC USA Finance LLC, 3.85%, 11/15/24 (3)	1,515	1,573
7.00%, 10/15/37 (3)	1,885	2,480
4.50%, 2/15/45 (3)	670	666

Penske Automotive Group, Inc., 5.50%, 5/15/26	2,675	2,765

TJX (The) Cos., Inc., 2.25%, 9/15/26	2,040	1,898
		13,734

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Retail - Consumer Staples – 0.3%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	$1,535	$1,695
3.75%, 9/25/27	1,410	1,408
		3,103

Semiconductors – 0.3%

Applied Materials, Inc., 3.30%, 4/1/27	250	255

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20 (3)	1,135	1,141

Maxim Integrated Products, Inc., 3.45%, 6/15/27	1,200	1,207

QUALCOMM, Inc., 3.25%, 5/20/27	1,235	1,245
		3,848

Software & Services – 0.5%

CA, Inc., 2.88%, 8/15/18	1,325	1,337

Nuance Communications, Inc., 5.63%, 12/15/26 (3)	4,730	5,014
		6,351

Supermarkets & Pharmacies – 0.4%

CVS Health Corp., 2.75%, 12/1/22	2,330	2,335
5.13%, 7/20/45	1,650	1,898

Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,005	1,040
		5,273

Tobacco – 0.9%

Altria Group, Inc., 5.38%, 1/31/44	2,680	3,229

BAT Capital Corp., (Floating, ICE LIBOR USD 3M + 0.88%), 2.20%, 8/15/22 (1)(3)	1,230	1,234

Reynolds American, Inc., 5.85%, 8/15/45	2,372	2,903

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	2,475	2,727
		10,093

Utilities – 2.2%

AES Corp., 5.50%, 3/15/24	1,850	1,926

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Utilities – 2.2% – continued

5.50%, 4/15/25	$2,435	$2,560

CMS Energy Corp., 8.75%, 6/15/19	1,335	1,481

Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44	2,005	2,099

Duke Energy Florida LLC, 3.40%, 10/1/46	1,135	1,070

Exelon Corp., 5.63%, 6/15/35	2,695	3,243

Jersey Central Power & Light Co., 4.70%, 4/1/24 (3)	1,305	1,417

NiSource Finance Corp., 3.95%, 3/30/48	3,045	3,001

Pennsylvania Electric Co., 3.25%, 3/15/28 (3)	1,600	1,580

PPL Capital Funding, Inc., 4.00%, 9/15/47	2,540	2,525

Southern Power Co., 4.95%, 12/15/46	2,745	2,919

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 3/1/27	2,465	2,440
		26,261

Waste & Environment Services & Equipment – 0.2%

Advanced Disposal Services, Inc., 5.63%, 11/15/24 (3)	2,360	2,466

Wireless Telecommunications Services – 2.0%

AT&T, Inc., 3.00%, 6/30/22	1,995	2,014
(Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 2/14/23 (1)	1,485	1,482
4.80%, 6/15/44	4,470	4,349
5.15%, 2/14/50	6,680	6,713

Sprint Capital Corp., 8.75%, 3/15/32	2,830	3,619

Sprint Corp., 7.13%, 6/15/24	1,705	1,918

Verizon Communications, Inc., 4.15%, 3/15/24	3,070	3,250
		23,345

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.2% – continued

Wireline Telecommunications Services – 0.1%

Windstream Services LLC, 7.75%, 10/15/20	$1,770	$1,416
Total Corporate Bonds
(Cost $468,819)		483,748

FOREIGN ISSUER BONDS – 10.9%

Auto Parts Manufacturing – 0.2%

Dana Financing Luxembourg S.a.r.l., 6.50%, 6/1/26 (3)	2,135	2,306

Banks – 1.7%

Australia & New Zealand Banking Group Ltd., (Floating, ICE LIBOR USD 3M + 0.66%), 1.99%, 9/23/19 (1)(3)	1,365	1,375

Commonwealth Bank of Australia, (Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/10/22 (1)(3)	2,255	2,259

Credit Suisse A.G., 5.40%, 1/14/20	2,560	2,738
3.00%, 10/29/21	375	385

Lloyds Bank PLC, 6.50%, 9/14/20 (3)	3,200	3,538

Lloyds Banking Group PLC, 4.50%, 11/4/24	1,272	1,333
5.30%, 12/1/45	794	929

National Australia Bank Ltd., 2.25%, 1/10/20	310	311

Santander UK Group Holdings PLC, 4.75%, 9/15/25 (3)	3,795	3,964

Swedbank AB, (Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/14/22 (1)(3)	1,715	1,728

Toronto-Dominion Bank (The), (Variable, USD Swap 5Y + 2.21%), 3.63%, 9/15/31 (1)	1,675	1,668
		20,228

Cable & Satellite – 1.0%

Altice Financing S.A., 6.63%, 2/15/23 (3)	2,050	2,173
7.50%, 5/15/26 (3)	3,550	3,905

Altice Luxembourg S.A., 7.75%, 5/15/22 (3)	2,435	2,584

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 10.9% – continued

Cable & Satellite – 1.0% – continued

VTR Finance B.V., 6.88%, 1/15/24 (3)	$1,000	$1,059

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (3)	2,345	2,403
		12,124

Chemicals – 0.4%

Agrium, Inc., 4.90%, 6/1/43	680	743

NOVA Chemicals Corp., 4.88%, 6/1/24 (3)	2,020	2,045

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (3)	1,545	1,589
		4,377

Commercial Finance – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27	1,435	1,424

Containers & Packaging – 0.2%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (3)	1,970	2,161

Diversified Banks – 2.8%

Banco Santander S.A., 3.50%, 4/11/22	735	753

Bank of Nova Scotia (The), (Floating, ICE LIBOR USD 3M + 0.64%), 1.96%, 3/7/22 (1)	940	941

Barclays PLC, 4.34%, 1/10/28	2,335	2,411

BNP Paribas S.A., 2.95%, 5/23/22 (3)	1,025	1,034
4.38%, 9/28/25 (3)	3,670	3,808
4.63%, 3/13/27 (3)(5)	3,255	3,446

Credit Agricole S.A., 3.25%, 10/4/24 (3)	1,605	1,606

HSBC Holdings PLC, (Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 3/13/28 (1)	3,355	3,503
5.25%, 3/14/44	3,746	4,402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 10.9% – continued

Diversified Banks – 2.8% – continued

Mitsubishi UFJ Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 0.79%), 2.10%, 7/25/22 (1)	$3,340	$3,352

Mizuho Financial Group, Inc., 3.48%, 4/12/26 (3)	1,935	1,961

Royal Bank of Scotland Group PLC, (Floating, ICE LIBOR USD 3M + 1.47%), 2.79%, 5/15/23 (1)	3,925	3,955

Societe Generale S.A., 3.25%, 1/12/22 (3)	1,395	1,419
4.00%, 1/12/27 (3)	665	684
		33,275

Electrical Equipment Manufacturing – 0.2%

Siemens Financieringsmaatschappij N.V., 2.00%, 9/15/23 (3)	1,880	1,819

Financial Services – 0.3%

UBS Group Funding Switzerland A.G., 2.95%, 9/24/20 (3)	2,140	2,172
(Floating, ICE LIBOR USD 3M + 0.95%), 2.27%, 8/15/23 (1)(3)	1,160	1,160
		3,332

Food & Beverage – 0.4%

Danone S.A., 2.59%, 11/2/23 (3)	2,245	2,205

Suntory Holdings Ltd., 2.55%, 6/28/22 (3)	3,085	3,077
		5,282

Integrated Oils – 0.5%

BP Capital Markets PLC, 3.02%, 1/16/27	2,100	2,067
3.28%, 9/19/27	2,330	2,328

Petro-Canada, 6.05%, 5/15/18	960	986
		5,381

Metals & Mining – 2.3%

Alcoa Nederland Holding B.V., 6.75%, 9/30/24 (3)	950	1,052

Anglo American Capital PLC, 3.75%, 4/10/22 (3)	3,585	3,677
3.63%, 9/11/24 (3)(4)	535	534
4.88%, 5/14/25 (3)(4)	790	838

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 10.9% – continued

Metals & Mining – 2.3% – continued

4.00%, 9/11/27 (3)(4)	$1,070	$1,058

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22 (3)	1,265	1,422
4.75%, 5/15/22 (3)	3,520	3,564

Goldcorp, Inc., 3.63%, 6/9/21	620	642
3.70%, 3/15/23	1,310	1,364

IAMGOLD Corp., 7.00%, 4/15/25 (3)	2,800	2,957

Kinross Gold Corp., 4.50%, 7/15/27 (3)	1,400	1,412

New Gold, Inc., 6.38%, 5/15/25 (3)	1,115	1,179

Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	1,165	1,228
7.13%, 7/15/28	1,069	1,422

Teck Resources Ltd., 6.25%, 7/15/41	2,120	2,394

Vale Overseas Ltd., 4.38%, 1/11/22	2,530	2,636
		27,379

Pharmaceuticals – 0.3%

Allergan Funding SCS, 4.55%, 3/15/35	1,035	1,104

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	2,385	2,351
		3,455

Pipeline – 0.2%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 3.53%, 5/15/67 (1)	2,470	2,284

Property & Casualty Insurance – 0.2%

Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	2,070	2,231

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 10.9% – continued

Wireline Telecommunications Services – 0.1%

Deutsche Telekom International Finance B.V., 2.23%, 1/17/20 (3)	$850	$851
Total Foreign Issuer Bonds
(Cost $124,819)		127,909

U.S. GOVERNMENT AGENCIES – 31.0% (6)

Fannie Mae – 30.2%

Pool #255498, 5.50%, 12/1/34	199	223

Pool #256883, 6.00%, 9/1/37	17	20

Pool #535714, 7.50%, 1/1/31	25	28

Pool #545003, 8.00%, 5/1/31	1	2

Pool #545437, 7.00%, 2/1/32	55	64

Pool #545556, 7.00%, 4/1/32	35	40

Pool #555189, 7.00%, 12/1/32	243	275

Pool #581806, 7.00%, 7/1/31	58	62

Pool #585617, 7.00%, 5/1/31 (7)	–	–

Pool #745148, 5.00%, 1/1/36	122	134

Pool #888538, 5.50%, 1/1/37	290	324

Pool #890009, 5.50%, 9/1/36	1,297	1,454

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%), 3.59%, 9/1/36 (1)	1,116	1,182

Pool #929035, 6.50%, 1/1/38	244	273

Pool #932638, 5.00%, 3/1/40	4,455	4,940

Pool #955782, 6.50%, 10/1/37	69	77

Pool #990702, 6.50%, 9/1/38	1,599	1,800

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.0% (6) – continued

Fannie Mae – 30.2% – continued

Pool #AB1470, 4.50%, 9/1/40	$1,743	$1,887

Pool #AB3114, 5.00%, 6/1/41	2,064	2,279

Pool #AB9522, 3.50%, 5/1/43	18,062	18,667

Pool #AC6767, 4.50%, 1/1/40	1,494	1,627

Pool #AC9581, 5.50%, 1/1/40	3,108	3,483

Pool #AD0915, 5.50%, 12/1/38	110	123

Pool #AD6929, 5.00%, 6/1/40	1,959	2,138

Pool #AH1166, 4.50%, 12/1/40	2,230	2,410

Pool #AH1507, 4.50%, 12/1/40	5,929	6,458

Pool #AL4408, 4.50%, 11/1/43	7,231	7,895

Pool #AL5686, 4.00%, 9/1/44	4,821	5,126

Pool #AL8352, 3.00%, 10/1/44	21,528	21,716

Pool #AL9069, 3.00%, 3/1/44	10,447	10,537

Pool #AQ9333, 4.00%, 1/1/43	4,400	4,682

Pool #AS2703, 4.00%, 6/1/44	5,068	5,380

Pool #AS3473, 4.00%, 10/1/44	7,968	8,398

Pool #AS3655, 4.50%, 10/1/44	2,840	3,054

Pool #AS6075, 4.00%, 10/1/45	4,431	4,667

Pool #AS6184, 3.50%, 11/1/45	13,368	13,887

Pool #AS6520, 3.50%, 1/1/46	5,494	5,668

Pool #AS6730, 3.50%, 2/1/46	10,278	10,603

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.0% (6) – continued

Fannie Mae – 30.2% – continued

Pool #AS7568, 4.50%, 7/1/46	$10,446	$11,218

Pool #AS8699, 4.00%, 1/1/47	6,316	6,653

Pool #AU7032, 4.00%, 11/1/43	26,413	28,108

Pool #AW6233, 4.50%, 6/1/44	6,828	7,453

Pool #AZ7903, 4.00%, 6/1/41	4,795	5,070

Pool #BC0326, 3.50%, 12/1/45	5,124	5,286

Pool #BC4898, 3.50%, 2/1/46	9,536	9,838

Pool #BD1165, 3.00%, 10/1/46	7,877	7,909

Pool #BD2440, 3.50%, 1/1/47	11,535	11,900

Pool #BD5046, 3.50%, 2/1/47	4,723	4,873

Pool #BD7081, 4.00%, 3/1/47	10,900	11,481

Pool #BE3619, 4.00%, 5/1/47 (8)	11,104	11,697

Pool #BE3702, 4.00%, 6/1/47 (8)	10,026	10,561

Pool #BE5651, 3.00%, 2/1/47	7,735	7,766

Pool #BM2000, 3.50%, 5/1/47	11,218	11,574

Pool #MA2522, 3.50%, 2/1/46	7,023	7,245

Pool #MA2642, 3.50%, 6/1/46	8,143	8,400

Pool #MA2705, 3.00%, 8/1/46	7,627	7,658

Pool #MA2864, 3.50%, 1/1/47	4,029	4,157

Pool #MA2907, 4.00%, 2/1/47	11,118	11,711

Pool #MA2929, 3.50%, 3/1/47	5,233	5,399

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.0% (6) – continued

Fannie Mae – 30.2% – continued

Pool #MA3027, 4.00%, 6/1/47	$7,326	$7,717
		355,257

Freddie Mac – 0.3%

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%), 3.75%, 9/1/37 (1)	65	66

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 1.77%), 5.56%, 11/1/37 (1)	1,083	1,128

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.89%), 3.62%, 4/1/37 (1)	648	681

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%), 3.65%, 9/1/37 (1)	963	1,018

Pool #848076, (Floating, ICE LIBOR USD 1Y + 1.98%), 4.46%, 6/1/38 (1)	363	368
		3,261

Freddie Mac Gold – 0.5%

Pool #A65182, 6.50%, 9/1/37	1,761	1,990

Pool #A92650, 5.50%, 6/1/40	142	156

Pool #C00910, 7.50%, 1/1/30	195	227

Pool #C02790, 6.50%, 4/1/37	930	1,083

Pool #C02838, 5.50%, 5/1/37	1,221	1,355

Pool #G01954, 5.00%, 11/1/35	765	839

Pool #G18643, 2.50%, 5/1/32	289	291
		5,941
Total U.S. Government Agencies
(Cost $364,990)		364,459

U.S. GOVERNMENT OBLIGATIONS – 9.5%

U.S. Treasury Bonds – 1.8%

3.00%, 5/15/47	20,875	21,480

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 9.5% – continued

U.S. Treasury Inflation Indexed Bonds – 0.5%

0.88%, 2/15/47	$5,845	$5,842

U.S. Treasury Inflation Indexed Notes – 2.5%

0.13%, 4/15/18	11,155	11,818
0.13%, 4/15/22	11,625	11,702
0.38%, 7/15/27	5,865	5,813
		29,333

U.S. Treasury Notes – 4.7%

1.50%, 8/15/20	29,385	29,298
1.63%, 8/31/22	26,205	25,844
		55,142
Total U.S. Government Obligations
(Cost $112,370)		111,797

MUNICIPAL BONDS – 0.2%

Alabama – 0.2%

Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B, 3.16%, 9/15/25	1,740	1,773
Total Municipal Bonds
(Cost $1,740)		1,773

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.4%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (9)(10)	51,202,817	$51,203
Total Investment Companies
(Cost $51,203)		51,203

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 1.05%, 10/26/17 (11)(12)	$5,100	$5,097
Total Short-Term Investments
(Cost $5,096)		5,097

Total Investments – 100.7%
(Cost $1,164,775)		1,181,912

Liabilities less Other Assets – (0.7%)		(7,985)
NET ASSETS – 100.0%		$1,173,927

(1)	Variable rate security. Rate as of September 30, 2017 is disclosed.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At September 30,2017, the value of these restricted illiquid securities amounted to approximately $5,566,000 or 0.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Anglo American Capital PLC, 3.63%, 9/11/24	9/6/17	$535

Anglo American Capital PLC, 4.00%, 9/11/27	9/6/17	1,070

Anglo American Capital PLC, 4.88%, 5/14/25	9/21/17	840

Blackstone Holdings Finance Co. LLC, 3.15%, 10/2/27	9/25/17	1,593

Protective Life Global Funding, 2.62%, 8/22/22	8/15/17	750

Smithfield Foods, Inc., 2.65%, 10/3/21	9/28/17	807

(5)	Perpetual call security.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2017 is disclosed.
(11)	Discount rate at the time of purchase.
(12)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(275)	$34,461	Short	12/2017	$345

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	9.9%
U.S. Agency	30.9
AAA	3.0
AA	0.7
A	11.0
BBB	27.7
BB	6.1
B	5.6
CCC	0.8
Cash Equivalents	4.3

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities (1)	$–	$35,926	$–	$35,926
Corporate Bonds (1)	–	483,748	–	483,748
Foreign Issuer Bonds (1)	–	127,909	–	127,909
U.S Government Agencies (1)	–	364,459	–	364,459
U.S Government Obligations (1)	–	111,797	–	111,797
Municipal Bonds (1)	–	1,773	–	1,773
Investment Companies	51,203	–	–	51,203
Short-Term Investments	–	5,097	–	5,097
Total Investments	$51,203	$1,130,709	$–	$1,181,912

OTHER FINANCIAL INSTRUMENTS
Assets
Future Contracts	$345	$–	$–	$345

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0%

Aerospace & Defense – 1.2%

StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23 (1)	$22,950	$25,417

Triumph Group, Inc., 7.75%, 8/15/25 (1)	25,550	26,892
		52,309

Auto Parts Manufacturing – 1.0%

Allison Transmission, Inc., 4.75%, 10/1/27	23,125	23,298

American Axle & Manufacturing, Inc., 6.25%, 4/1/25 (1)	19,575	19,967
		43,265

Automobiles Manufacturing – 0.6%

General Motors Financial Co., Inc., (Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27(2)	24,100	24,974

Banks – 0.6%

CIT Group, Inc., (Variable, ICE LIBOR USD 3M + 3.97%), 5.80%, 6/15/22 (2)	26,600	27,631

Biotechnology – 0.7%

Sterigenics-Nordion Topco LLC (100% Cash), 8.13%, 11/1/21 (1)(3)	31,275	31,901

Building Materials – 0.5%

FBM Finance, Inc., 8.25%, 8/15/21 (1)	20,325	21,748

Cable & Satellite – 3.4%

CSC Holdings LLC, 10.88%, 10/15/25 (1)	25,975	32,111

DISH DBS Corp., 7.75%, 7/1/26	22,617	25,968

Hughes Satellite Systems Corp., 6.63%, 8/1/26	27,980	29,939

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	30,900	30,205

WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/1/20 (1)	28,849	29,498
		147,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Casinos & Gaming – 0.6%

Eldorado Resorts, Inc., 6.00%, 4/1/25	$6,450	$6,772

Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (1)	18,250	19,391
		26,163

Chemicals – 2.2%

CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (1)	28,225	30,060

Hexion, Inc., 6.63%, 4/15/20	17,300	15,483
10.00%, 4/15/20	8,500	8,139

Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25 (1)	17,269	18,521

Tronox Finance LLC, 7.50%, 3/15/22 (1)	20,413	21,510
		93,713

Coal Operations – 1.1%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 5/1/25 (1)	23,775	24,666

Peabody Energy Corp., 6.38%, 3/31/25 (1)	19,950	20,499
		45,165

Commercial Finance – 1.2%

DAE Funding LLC, 5.00%, 8/1/24 (1)	24,475	25,087

Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (1)	23,375	24,310
		49,397

Consumer Finance – 3.0%

Alliance Data Systems Corp., 5.38%, 8/1/22 (1)	27,190	28,006

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25	23,125	22,908

OneMain Financial Holdings LLC, 7.25%, 12/15/21 (1)	25,521	26,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Consumer Finance – 3.0% – continued

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (1)	$22,819	$23,960

Quicken Loans, Inc., 5.75%, 5/1/25 (1)	23,991	25,191
		126,702

Consumer Products – 0.6%

Avon International Operations, Inc., 7.88%, 8/15/22 (1)	4,540	4,710

Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23 (1)	17,475	17,038

Revlon Consumer Products Corp., 6.25%, 8/1/24	4,812	3,718
		25,466

Consumer Services – 0.7%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	26,910	29,697

Containers & Packaging – 1.4%

BWAY Holding Co., 7.25%, 4/15/25 (1)	30,425	31,338

Flex Acquisition Co., Inc., 6.88%, 1/15/25 (1)	26,303	27,306
		58,644

Diversified Manufacturing – 0.4%

Vertiv Intermediate Holding Corp. (100% Cash), 12.00%, 2/15/22 (1)(3)	16,350	18,394

Entertainment Resources – 0.5%

AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	22,505	22,196

Exploration & Production – 5.4%

Chesapeake Energy Corp., 8.00%, 1/15/25 (1)	22,875	23,104
1/15/25 (1)(4)	1,600	1,616

Comstock Resources, Inc. (100% Cash), 10.00%, 3/15/20 (3)	27,300	27,164

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	23,858	23,291

EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25 (1)	8,507	6,625

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Exploration & Production – 5.4% – continued

Gulfport Energy Corp., 6.00%, 10/15/24	$21,265	$21,424

Murphy Oil Corp., 6.13%, 12/1/42	3,975	3,816

Oasis Petroleum, Inc., 6.88%, 3/15/22	21,225	21,596

SM Energy Co., 6.13%, 11/15/22	10,775	10,802
5.63%, 6/1/25	13,110	12,455

Southwestern Energy Co., 6.70%, 1/23/25	23,343	23,693
7.50%, 4/1/26	8,325	8,658

Ultra Resources, Inc., 7.13%, 4/15/25 (1)	23,125	23,356

WildHorse Resource Development Corp., 6.88%, 2/1/25 (1)	26,550	26,517
		234,117

Financial Services – 2.8%

CSTN Merger Sub, Inc., 6.75%, 8/15/24 (1)	10,250	10,224

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	30,375	31,490

NFP Corp., 6.88%, 7/15/25 (1)	23,200	23,548

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	26,400	26,664

VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	27,990	29,145
		121,071

Food & Beverage – 1.8%

Cott Holdings, Inc., 5.50%, 4/1/25 (1)	4,040	4,212

Dole Food Co., Inc., 7.25%, 6/15/25 (1)	24,650	26,653

Post Holdings, Inc., 5.75%, 3/1/27 (1)	23,275	23,973

Simmons Foods, Inc., 7.88%, 10/1/21 (1)	23,139	24,550
		79,388

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Hardware – 0.6%

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	$24,375	$24,664

Health Care Facilities & Services – 5.8%

AMN Healthcare, Inc., 5.13%, 10/1/24 (1)	22,469	23,284

CHS/Community Health Systems, Inc., 7.13%, 7/15/20	30,050	27,120

Eagle Holding Co. II LLC, 7.63%, 5/15/22 (1)(3)	28,405	29,470

Envision Healthcare Corp., 6.25%, 12/1/24 (1)	15,475	16,597

HCA, Inc., 5.50%, 6/15/47	37,700	39,067

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	27,950	29,382

Team Health Holdings, Inc., 6.38%, 2/1/25 (1)	28,900	27,383

Tenet Healthcare Corp., 8.13%, 4/1/22	28,025	28,515

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	27,425	27,288
		248,106

Homebuilders – 2.2%

AV Homes, Inc., 6.63%, 5/15/22	25,700	26,503

Beazer Homes USA, Inc., 10/15/27 (1)(4)	16,625	16,625

Century Communities, Inc., 5.88%, 7/15/25 (1)	25,075	25,200

TRI Pointe Group, Inc., 5.25%, 6/1/27	10,375	10,544

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	13,610	14,563
		93,435

Industrial Other – 0.7%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	17,575	16,081

BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (1)	14,125	15,202
		31,283

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Investment Companies – 0.7%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 2/1/24	$28,536	$30,105

Machinery Manufacturing – 0.4%

Xerium Technologies, Inc., 9.50%, 8/15/21	18,150	18,785

Managed Care – 0.8%

MPH Acquisition Holdings LLC, 7.13%, 6/1/24(1)	30,650	32,949

Media Non-Cable – 0.6%

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19	23,800	24,455

Metals & Mining – 3.3%

AK Steel Corp., 7.00%, 3/15/27	23,479	23,919

Aleris International, Inc., 9.50%, 4/1/21 (1)	22,210	23,654

Allegheny Technologies, Inc., 9.38%, 6/1/19	10,475	11,444

Freeport-McMoRan, Inc., 5.45%, 3/15/43	23,725	22,168

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	29,443	32,976

United States Steel Corp., 6.88%, 8/15/25	28,825	29,474
		143,635

Oil & Gas Services & Equipment – 0.7%

Rowan Cos., Inc., 7.38%, 6/15/25	28,569	27,926

Pharmaceuticals – 1.5%

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	12,442	13,811

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(5)	8,000	4,000

Valeant Pharmaceuticals International, 6.38%, 10/15/20 (1)	41,775	41,879
6.75%, 8/15/21 (1)	4,200	4,121
		63,811

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Pipeline – 4.3%

American Midstream Partners L.P./American Midstream Finance Corp., 8.50%, 12/15/21 (1)	$24,244	$25,032

Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 5/15/23	21,979	21,814

Global Partners L.P./GLP Finance Corp., 7.00%, 6/15/23	25,179	25,305

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	22,980	23,497

NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/1/23	23,150	23,034

PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (1)	18,900	19,325

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	27,557	28,315

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 3/1/27	19,745	19,548
		185,870

Power Generation – 1.1%

Calpine Corp., 5.50%, 2/1/24	27,805	26,415

Dynegy, Inc., 7.63%, 11/1/24	18,930	19,616
		46,031

Property & Casualty Insurance – 1.3%

Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash), 8.13%, 7/15/19 (1)(3)	8,150	8,170

HUB International Ltd., 7.88%, 10/1/21 (1)	22,506	23,434

USIS Merger Sub, Inc., 6.88%, 5/1/25 (1)	24,984	25,453
		57,057

Publishing & Broadcasting – 2.2%

CBS Radio, Inc., 7.25%, 11/1/24 (1)	29,350	31,331

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Publishing & Broadcasting – 2.2% – continued

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	$33,796	$35,106

Sirius XM Radio, Inc., 5.00%, 8/1/27 (1)	29,112	29,694
		96,131

Real Estate – 1.1%

Crescent Communities LLC/Crescent Ventures, Inc., 8.88%, 10/15/21 (1)	27,020	28,641

Howard Hughes (The) Corp., 5.38%, 3/15/25 (1)	17,000	17,340
		45,981

Real Estate Investment Trusts – 0.8%

iStar, Inc., 6.00%, 4/1/22	26,800	27,738

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (1)	9,900	8,390
		36,128

Refining & Marketing – 1.4%

Citgo Holding, Inc., 10.75%, 2/15/20 (1)	28,404	30,605

Murphy Oil USA, Inc., 5.63%, 5/1/27	27,345	29,396
		60,001

Restaurants – 0.8%

Landry’s, Inc., 6.75%, 10/15/24 (1)	34,435	34,822

Retail - Consumer Discretionary – 1.5%

Asbury Automotive Group, Inc., 6.00%, 12/15/24	13,713	14,330

Penske Automotive Group, Inc., 5.50%, 5/15/26	24,249	25,067

Sonic Automotive, Inc., 6.13%, 3/15/27	26,000	26,650
		66,047

Retail - Consumer Staples – 0.5%

C&S Group Enterprises LLC, 5.38%, 7/15/22 (1)	22,360	22,136

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Software & Services – 2.5%

Nuance Communications, Inc., 5.63%, 12/15/26 (1)	$16,999	$18,019

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	27,725	29,585

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	24,740	28,165

Sophia L.P./Sophia Finance, Inc., 9.00%, 9/30/23 (1)	30,530	31,637
		107,406

Supermarkets & Pharmacies – 0.6%

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	24,225	25,746

Utilities – 0.6%

AES Corp., 6.00%, 5/15/26	10,810	11,634
5.13%, 9/1/27	12,475	12,787
		24,421

Waste & Environment Services & Equipment – 1.0%

Advanced Disposal Services, Inc., 5.63%, 11/15/24 (1)	22,065	23,058

Covanta Holding Corp., 5.88%, 7/1/25	17,947	17,655
		40,713

Wireless Telecommunications Services – 2.0%

Sprint Capital Corp., 6.88%, 11/15/28	12,550	14,056
8.75%, 3/15/32	35,383	45,246

Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22 (1)	24,300	25,333
		84,635

Wireline Telecommunications Services – 1.3%

Frontier Communications Corp., 10.50%, 9/15/22	30,990	26,884

GCI, Inc., 6.88%, 4/15/25	11,441	12,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 70.0% – continued

Wireline Telecommunications Services – 1.3% – continued

Windstream Services LLC, 7.75%, 10/15/20	$22,542	$18,033
		57,216
Total Corporate Bonds
(Cost $2,949,488)		3,009,157

FOREIGN ISSUER BONDS – 23.2%

Airlines – 1.3%

Virgin Australia Holdings Ltd., 7.88%, 10/15/21 (1)	30,600	31,862

VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.75%, 6/1/20 (1)	25,919	23,327
		55,189

Auto Parts Manufacturing – 0.8%

Dana Financing Luxembourg S.a.r.l., 6.50%, 6/1/26 (1)	23,760	25,661

Delphi Jersey Holdings PLC, 5.00%, 10/1/25 (1)	8,425	8,572
		34,233

Banks – 0.7%

ING Groep N.V., (Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2)	28,135	30,141

Cable & Satellite – 2.3%

Altice Financing S.A., 7.50%, 5/15/26 (1)	26,395	29,035

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	30,125	28,995

VTR Finance B.V., 6.88%, 1/15/24 (1)	18,252	19,327

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (1)	22,250	22,799
		100,156

Chemicals – 1.2%

NOVA Chemicals Corp., 5.25%, 6/1/27 (1)	26,550	26,815

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (1)	25,275	26,002
		52,817

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 23.2% – continued

Consumer Services – 0.6%

Atento Luxco 1 S.A., 6.13%, 8/10/22 (1)	$22,375	$23,360

Containers & Packaging – 0.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (1)	24,150	26,490

Diversified Banks – 3.5%

Barclays PLC, (Variable, USD Swap 5Y + 5.02%), 6.63%, 9/15/19 (2)	8,561	8,777

(Variable, USD Swap 5Y + 6.77%), 7.88%, 3/15/22 (2)	17,425	19,015

Credit Agricole S.A., (Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1)(2)	26,362	29,483

Credit Suisse Group A.G., (Variable, USD Swap 5Y + 4.60%), 7.50%, 12/11/23 (1)(2)	1,282	1,449

HSBC Holdings PLC, (Variable, USD ICE LIBOR Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (2)	29,075	30,409

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 5.80%), 7.50%, 8/10/20 (2)	25,860	27,082

Standard Chartered PLC, (Variable, USD Swap 5Y + 6.30%), 7.50%, 4/2/22 (1)(2)	29,700	31,705
		147,920

Food & Beverage – 0.6%

Marfrig Holdings Europe B.V., 8.00%, 6/8/23(1)	24,100	24,930

Foreign Wireless – 0.8%

SFR Group S.A., 7.38%, 5/1/26 (1)	31,800	34,344

Hardware – 0.6%

Seagate HDD Cayman, 4.75%, 1/1/25	25,575	24,897

Integrated Oils – 1.2%

Petrobras Global Finance B.V., 6.88%, 1/20/40	6,875	6,961
6.75%, 1/27/41	16,175	16,094

Petroleos Mexicanos, 6.50%, 3/13/27 (1)	5,850	6,483

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 23.2% – continued

Integrated Oils – 1.2% continued
6.50%, 6/2/41	$9,900	$10,351
6.75%, 9/21/47 (1)	10,000	10,639
		50,528

Metals & Mining – 3.8%

ArcelorMittal, 7.25%, 3/1/41	27,097	32,076

Constellium N.V., 6.63%, 3/1/25 (1)	17,225	17,634

First Quantum Minerals Ltd., 7.25%, 4/1/23 (1)	20,325	20,935

Petra Diamonds US Treasury PLC, 7.25%, 5/1/22 (1)	24,201	24,685

Teck Resources Ltd., 6.00%, 8/15/40	8,575	9,304
6.25%, 7/15/41	7,800	8,808

Vale Overseas Ltd., 6.88%, 11/21/36	23,925	27,394

Vedanta Resources PLC, 6.38%, 7/30/22 (1)	17,575	18,278
6.13%, 8/9/24 (1)	5,525	5,607
		164,721

Oil & Gas Services & Equipment – 1.3%

Ensco PLC, 5.75%, 10/1/44	19,186	13,766

Noble Holding International Ltd., 7.75%, 1/15/24	26,489	23,509

Weatherford International Ltd., 8.25%, 6/15/23	15,425	15,888
		53,163

Paper & Packaging – 0.3%

Coveris Holdings S.A., 7.88%, 11/1/19 (1)	13,328	13,128

Pharmaceuticals – 0.6%

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	32,621	26,912

Property & Casualty Insurance – 0.6%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	25,500	26,839

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 23.2% – continued

Technology – 0.5%

Sixsigma Networks Mexico S.A. de C.V., 8.25%, 11/7/21 (1)	$21,367	$22,158

Trucking & Leasing – 0.3%

Fly Leasing Ltd., 10/15/24(4)	14,125	14,160

Wireless Telecommunications Services – 1.6%

C&W Senior Financing Designated Activity Co., 6.88%, 9/15/27 (1)	22,325	23,218

Digicel Group Ltd., 8.25%, 9/30/20 (1)	21,339	20,846

Millicom International Cellular S.A., 5.13%, 1/15/28 (1)	26,025	26,246
		70,310
Total Foreign Issuer Bonds
(Cost $958,333)		996,396

TERM LOANS – 2.8% (6)

Consumer Services – 0.5%

TruGreen L.P., Initial Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 5.24%, 4/13/23	22,442	22,694

Department Stores – 0.6%

J.C. Penney Corp., Inc., Loan, (Floating, ICE LIBOR USD 3M + 4.25%), 5.57%, 6/23/23	26,418	25,758

Pharmaceuticals – 0.5%

Alvogen Pharma US, Inc., Loan, (Floating, ICE LIBOR USD 1M + 5.00%), 6.24%, 4/1/22	21,105	20,914

Refining & Marketing – 0.7%

Citgo Holding, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 8.50%), 9.80%, 5/12/18	8,457	8,516

Gulf Finance, LLC, Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 5.25%), 6.59%, 8/25/23	21,530	20,211
		28,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 2 .8% (6) – continued

Retail – Consumer Discretionary – 0.5%

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%), 6.24%, 12/15/23	$23,900	$22,496
Total Term Loans
(Cost $122,887)		120,589

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.6%

Banks – 0.6%

GMAC Capital Trust I (Floating, ICE LIBOR USD 3M + 5.79%), 7.10%	919,209	$24,267
Total Preferred Stocks
(Cost $22,426)		24,267

INVESTMENT COMPANIES – 2 .4%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (7)(8)	104,545,546	104,546
Total Investment Companies
(Cost $104,546)		104,546

Total Investments – 99.0%
(Cost $4,157,680)		4,254,955

Other Assets less Liabilities – 1.0%		43,605
NET ASSETS – 100.0%		$4,298,560

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(5)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

(6)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.6%
BB	23.0
B	49.0
CCC	21.7
Not Rated	1.3
Cash Equivalents	2.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$ –	$3,009,157	$–	$3,009,157
Foreign Issuer Bonds(1)	–	996,396	–	996,396
Term Loans(1)	–	120,589	–	120,589
Preferred Stocks(1)	24,267	–	–	24,267
Investment Companies	104,546	–	–	104,546
Total Investments	$128,813	$4,126,142	$–	$4,254,955

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.3%

Commercial Mortgage-Backed Securities – 6.4%

Commercial Mortgage Trust, Series 2014-CR16, Class A2 3.04%, 4/10/47	$2,230	$2,265

Commercial Mortgage Trust, Series 2014-CR19, Class A2 2.97%, 8/10/47	490	499

Commercial Mortgage Trust, Series 2014-LC15, Class A2 2.84%, 4/10/47	5,375	5,441

Commercial Mortgage Trust, Series 2015-PC1, Class A2 3.15%, 7/10/50	1,950	1,989

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2 3.05%, 4/15/47	5,655	5,742

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A2 3.18%, 9/15/47	720	732

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A2 3.02%, 1/15/48	900	916

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A2 2.77%, 10/15/48	1,182	1,198

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C29, Class A2 2.92%, 5/15/48	880	895

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2 2.92%, 2/15/47	681	690

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2 2.85%, 6/15/47	2,200	2,230

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2 3.12%, 8/15/47	1,947	1,984

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.3% – continued

Commercial Mortgage-Backed Securities – 6.4% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2 3.10%, 12/15/47	$1,270	$1,298

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2 2.98%, 7/15/50	905	923

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2 2.63%, 5/15/48	430	435

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.02%, 7/15/58	2,770	2,824

WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A2 2.93%, 3/15/46	520	525

WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2 3.04%, 5/15/47	2,055	2,086
		32,672

Credit Card – 5.6%

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	5,000	5,007

Capital One Multi-Asset Execution Trust, Series 2016-A6, Class A6 1.82%, 9/15/22	4,630	4,628

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	4,610	4,603

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/8/22	5,000	4,989

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	4,370	4,336

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	5,000	4,990
		28,553

Other – 1.3%

CNH Equipment Trust, Series 2016-B, Class A3 1.63%, 8/15/21	600	599

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND (continued)	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.3% – continued

Other – 1.3% – continued

CNH Equipment Trust, Series 2016-C, Class A3 1.44%, 12/15/21	$710	$705

CNH Equipment Trust, Series 2017-A, Class A3 2.07%, 5/16/22	5,645	5,658
		6,962
Total Asset-Backed Securities
(Cost $68,345)		68,187

CORPORATE BONDS – 44.2%

Aerospace & Defense – 0.9%

Lockheed Martin Corp., 1.85%, 11/23/18	795	796
2.50%, 11/23/20	1,245	1,264

Raytheon Co., 3.13%, 10/15/20	522	540

United Technologies Corp., 1.50%, 11/1/19	1,900	1,890
		4,490

Automobiles Manufacturing – 3.8%

American Honda Finance Corp., 1.70%, 2/22/19	335	335
1.20%, 7/12/19	535	530
2.25%, 8/15/19	673	678
(Floating, ICE LIBOR USD 3M + 0.34%), 1.65%, 2/14/20 (1)	623	626

Ford Motor Credit Co. LLC, 2.55%, 10/5/18	2,675	2,692
2.94%, 1/8/19	2,800	2,832

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 0.93%), 2.23%, 4/13/20 (1)	2,015	2,026
(Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 1/14/22 (1)	620	633

Hyundai Capital America, 2.40%, 10/30/18 (2)	500	502
2.00%, 7/1/19 (2)	1,000	991

Nissan Motor Acceptance Corp., 2.25%, 1/13/20 (2)	2,145	2,156
2.15%, 9/28/20 (2)(3)	1,625	1,626

Toyota Motor Credit Corp., 1.55%, 10/18/19	1,065	1,059

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Automobiles Manufacturing – 3.8% – continued
1.95%, 4/17/20	$1,845	$1,846

Volkswagen Group of America Finance LLC, 1.60%, 11/20/17 (2)	1,040	1,040
		19,572

Banks – 3.4%

BB&T Corp., (Floating, ICE LIBOR USD 3M + 0.57%), 1.89%, 6/15/20 (1)	1,175	1,182
(Floating, ICE LIBOR USD 3M + 0.65%), 1.99%, 4/1/22 (1)	1,380	1,389

Capital One N.A., 2.35%, 1/31/20	2,950	2,966
(Floating, ICE LIBOR USD 3M + 1.15%), 2.46%, 1/30/23 (1)	2,440	2,452

Citibank N.A., (Floating, ICE LIBOR USD 3M + 0.34%), 1.67%, 3/20/19 (1)	1,210	1,212
1.85%, 9/18/19	1,950	1,949
2.10%, 6/12/20	745	746

Citizens Bank N.A., (Floating, ICE LIBOR USD 3M + 0.54%), 1.86%, 3/2/20 (1)	475	475

Discover Bank, 2.60%, 11/13/18	250	252

HSBC Bank USA N.A., 4.88%, 8/24/20	1,630	1,753

PNC Bank N.A., 1.95%, 3/4/19	175	175

SunTrust Bank, 2.25%, 1/31/20	795	799

US Bank N.A., 1.40%, 4/26/19	2,060	2,049
		17,399

Biotechnology – 0.7%

Amgen, Inc., 2.20%, 5/11/20	1,425	1,429

Gilead Sciences, Inc., 1.85%, 9/20/19	680	681

Roche Holdings, Inc., (Floating, ICE LIBOR USD 3M + 0.34%), 1.68%, 9/30/19 (1)(2)	1,380	1,386
		3,496

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND (continued)	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Cable & Satellite – 0.9%

Comcast Corp., 6.30%, 11/15/17	$1,275	$1,282
5.70%, 7/1/19	295	315
5.15%, 3/1/20	2,584	2,782

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (2)	420	411
		4,790

Casinos & Gaming – 0.1%

Eldorado Resorts, Inc., 7.00%, 8/1/23	425	460

Chemicals – 0.6%

E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,145	1,213

Sherwin-Williams (The) Co., 2.25%, 5/15/20	1,775	1,782
		2,995

Commercial Finance – 0.4%

Air Lease Corp., 2.13%, 1/15/20	1,860	1,857

Communications Equipment – 0.4%

Apple, Inc., 1.50%, 9/12/19	2,100	2,096

Cisco Systems, Inc., (Floating, ICE LIBOR USD 3M + 0.50%), 1.82%, 3/1/19 (1)	150	151
		2,247

Consumer Finance – 1.9%

Ally Financial, Inc., 3.25%, 2/13/18	1,000	1,007

American Express Co., (Variable, ICE LIBOR USD 3M + 3.29%), 4.90%, 3/15/20 (4)	1,320	1,345

American Express Credit Corp., 2.60%, 9/14/20	1,560	1,584
(Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/3/22 (1)	1,395	1,403

Capital One Bank USA N.A., 2.25%, 2/13/19	755	757

Capital One Financial Corp., (Floating, ICE LIBOR USD 3M + 0.76%), 2.07%, 5/12/20 (1)	1,235	1,241
2.50%, 5/12/20	1,315	1,321

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Consumer Finance – 1.9% – continued
(Floating, ICE LIBOR USD 3M + 0.95%), 2.27%, 3/9/22 (1)	$735	$735

Visa, Inc., 2.20%, 12/14/20	440	445
		9,838

Consumer Products – 0.8%

Church & Dwight Co., Inc. , (Floating, ICE LIBOR USD 3M + 0.15%), 1.46%, 1/25/19 (1)	1,950	1,949

Kimberly-Clark Corp., 1.40%, 2/15/19	555	553

Procter & Gamble (The) Co., 1.90%, 11/1/19	1,370	1,377
		3,879

Consumer Services – 0.2%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (2)	500	552

Service Corp. International, 5.38%, 1/15/22	550	565
		1,117

Diversified Banks – 5.1%

Bank of America Corp., 2.25%, 4/21/20	1,000	1,002
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/1/21 (1)	1,020	1,018
(Floating, ICE LIBOR USD 3M + 1.16%), 2.47%, 1/20/23 (1)	1,390	1,412

Citigroup, Inc., (Variable, ICE LIBOR USD 3M + 4.09%), 5.80%, 11/15/19 (4)	3,515	3,629
(Floating, ICE LIBOR USD 3M + 0.79%), 2.09%, 1/10/20 (1)	1,750	1,763
2.45%, 1/10/20	2,370	2,389
(Floating, ICE LIBOR USD 3M + 1.43%), 2.75%, 9/1/23 (1)	765	785

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.47%), 7.90%, 4/30/18 (4)	1,370	1,411
2.25%, 1/23/20	3,592	3,611
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 5/1/20 (4)	875	912
(Floating, ICE LIBOR USD 3M + 0.55%), 1.87%, 3/9/21 (1)	1,455	1,456

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND (continued)	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Diversified Banks – 5.1% – continued
(Floating, ICE LIBOR USD 3M + 0.68%), 2.00%, 6/1/21 (1)	$1,660	$1,669
(Floating, ICE LIBOR USD 3M + 0.90%), 2.21%, 4/25/23 (1)	2,000	2,014

Wells Fargo & Co., (Variable, ICE LIBOR USD 3M + 3.77%), 7.98%, 3/15/18 (4)	1,370	1,411
2.15%, 1/30/20	1,275	1,279
2.60%, 7/22/20	410	416
		26,177

Electrical Equipment Manufacturing – 1.1%

General Electric Co., 2.20%, 1/9/20	1,015	1,024

Honeywell International, Inc., 1.40%, 10/30/19	2,870	2,852

Roper Technologies, Inc., 1.85%, 11/15/17	560	560
3.00%, 12/15/20	1,395	1,424
		5,860

Entertainment Content – 0.3%

Time Warner, Inc., 2.10%, 6/1/19	81	81

Walt Disney (The) Co., 1.65%, 1/8/19	555	555
0.88%, 7/12/19	420	414
2.15%, 9/17/20	390	393
		1,443

Financial Services – 3.5%

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 3.32%), 4.63%, 3/1/22 (4)	1,070	1,097

Goldman Sachs Group (The), Inc., 2.30%, 12/13/19	1,395	1,401
(Variable, ICE LIBOR USD 3M + 3.92%), 5.38%, 5/10/20 (4)	400	414
(Floating, ICE LIBOR USD 3M + 1.11%), 2.42%, 4/26/22 (1)	2,215	2,239
(Floating, ICE LIBOR USD 3M + 1.05%), 2.37%, 6/5/23 (1)	3,710	3,731

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	1,000	1,043

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Financial Services – 3.5% – continued

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.38%), 2.69%, 2/1/19 (1)	$1,090	$1,106
2.65%, 1/27/20	2,620	2,650
(Floating, ICE LIBOR USD 3M + 0.80%), 2.11%, 2/14/20 (1)	760	764
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 4/21/21 (1)	1,685	1,730
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 1/20/22 (1)	990	1,004
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 10/24/23 (1)	840	859
		18,038

Food & Beverage – 3.4%

Anheuser-Busch InBev Finance, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%), 1.71%, 2/1/19 (1)	1,500	1,506
1.90%, 2/1/19	1,086	1,089

Coca-Cola (The) Co., 1.38%, 5/30/19	1,045	1,042

Constellation Brands, Inc., 3.88%, 11/15/19	2,625	2,724

General Mills, Inc., 1.40%, 10/20/17	1,000	1,000

Kraft Heinz Foods Co., (Floating, ICE LIBOR USD 3M + 0.82%), 2.13%, 8/10/22 (1)	1,800	1,802

Mead Johnson Nutrition Co., 3.00%, 11/15/20	205	210

Molson Coors Brewing Co., 1.90%, 3/15/19 (2)	1,940	1,937
2.25%, 3/15/20 (2)	2,340	2,338

PepsiCo, Inc., 1.35%, 10/4/19	2,406	2,399
1.85%, 4/30/20	1,142	1,143

Smithfield Foods, Inc., 2.65%, 10/3/21 (2)(3)	350	350
		17,540

Hardware – 0.2%

Hewlett Packard Enterprise Co., 2.10%, 10/4/19 (2)	865	865

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Hardware – 0.2% continued

NetApp, Inc., 2.00%, 12/15/17	$162	$162
		1,027

Health Care Facilities & Services – 0.1%
Cardinal Health, Inc., 2.40%, 11/15/19	575	579

Home & Office Products Manufacturing – 0.8%
Newell Brands, Inc., 2.15%, 10/15/18	3,810	3,824

Home Improvement – 0.3%

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (2)	775	796

Stanley Black & Decker, Inc., 2.45%, 11/17/18	900	906
		1,702

Industrial Other – 0.2%

H&E Equipment Services, Inc., 5.63%, 9/1/25 (2)	660	696

United Rentals North America, Inc., 5.50%, 5/15/27	390	416
		1,112

Integrated Oils – 0.7%

Chevron Corp., 1.35%, 11/15/17	820	820
1.10%, 12/5/17	1,333	1,332
2.19%, 11/15/19	640	646

Exxon Mobil Corp., 1.71%, 3/1/19	815	816
		3,614

Life Insurance – 1.6%

MassMutual Global Funding II, 1.95%, 9/22/20 (2)	1,545	1,541

Metropolitan Life Global Funding I, 1.75%, 9/19/19 (2)(3)	510	509

New York Life Global Funding, 1.55%, 11/2/18 (2)	445	445

Pricoa Global Funding I, 2.45%, 9/21/22 (2)(3)	635	636

Principal Life Global Funding II, 2.15%, 1/10/20 (2)	1,425	1,426

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Life Insurance – 1.6% continued

Protective Life Global Funding, 2.16%, 9/25/20 (2)	$3,165	$3,160

2.62%, 8/22/22 (2)(3)	320	319
		8,036

Machinery Manufacturing – 1.5%

Caterpillar Financial Services Corp., 1.35%, 5/18/19	1,205	1,197
(Floating, ICE LIBOR USD 3M + 0.51%), 1.81%, 1/10/20 (1)	940	945
(Floating, ICE LIBOR USD 3M + 0.59%), 1.91%, 6/6/22 (1)	1,380	1,384

John Deere Capital Corp., 1.95%, 3/4/19	1,230	1,234
(Floating, ICE LIBOR USD 3M + 0.29%), 1.59%, 10/9/19 (1)	1,625	1,632
(Floating, ICE LIBOR USD 3M + 0.30%), 1.62%, 3/13/20 (1)	1,145	1,148
		7,540

Managed Care – 0.3%

UnitedHealth Group, Inc., 1.40%, 10/15/17	65	65
1.40%, 12/15/17	605	605

1.70%, 2/15/19	795	794
		1,464

Mass Merchants – 0.2%
Costco Wholesale Corp., 1.75%, 2/15/20	920	918

Medical Equipment & Devices Manufacturing – 0.7%

Abbott Laboratories, 5.13%, 4/1/19	480	503

Becton Dickinson and Co., 2.40%, 6/5/20	1,610	1,616

Zimmer Biomet Holdings, Inc., 2.00%, 4/1/18	1,500	1,501
		3,620

Metals & Mining – 0.2%

Freeport-McMoRan, Inc., 3.55%, 3/1/22	500	492

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (2)	495	555
		1,047

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Oil & Gas Services & Equipment – 0.2%
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19	$1,055	$1,087

Pharmaceuticals – 0.4%

AbbVie, Inc., 2.50%, 5/14/20	533	539

Bristol-Myers Squibb Co., 1.75%, 3/1/19	380	381

Johnson & Johnson, 1.13%, 3/1/19	985	978

Pfizer, Inc., 2.10%, 5/15/19	360	363
		2,261

Pipeline – 0.8%

Energy Transfer L.P./Regency Energy

Finance Corp., 5.88%, 3/1/22	760	841

Enterprise Products Operating LLC, 1.65%, 5/7/18	1,365	1,365

Genesis Energy L.P./Genesis Energy

Finance Corp., 6.50%, 10/1/25	1,060	1,048

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 5/1/23	775	790
		4,044

Power Generation – 0.4%
Exelon Generation Co. LLC, 2.95%, 1/15/20	1,885	1,918

Property & Casualty Insurance – 0.6%

American International Group, Inc., 2.30%, 7/16/19	725	729

Berkshire Hathaway, Inc., 2.10%, 8/14/19	2,100	2,120
		2,849

Publishing & Broadcasting – 0.4%

21st Century Fox America, Inc., 7.25%, 5/18/18	460	475

CBS Radio, Inc., 7.25%, 11/1/24 (2)	765	817

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Publishing & Broadcasting – 0.4% – continued

Discovery Communications LLC, 2.20%, 9/20/19	$765	$767
		2,059

Railroad – 0.1%
Union Pacific Corp., 1.80%, 2/1/20	325	324

Real Estate – 0.6%

ESH Hospitality, Inc., 5.25%, 5/1/25 (2)	385	398

Howard Hughes (The) Corp., 5.38%, 3/15/25 (2)	870	887

Iron Mountain, Inc., 4.88%, 9/15/27 (2)	875	888

iStar, Inc., 6.50%, 7/1/21	840	878
		3,051

Retail – Consumer Discretionary – 1.4%

Amazon.com, Inc., 2.60%, 12/5/19	1,280	1,304

1.90%, 8/21/20 (2)	485	486

AutoZone, Inc., 1.63%, 4/21/19	1,314	1,307

eBay, Inc., 2.15%, 6/5/20	600	601

Home Depot (The), Inc.,

(Floating, ICE LIBOR USD 3M + 0.15%), 1.47%, 6/5/20 (1)	1,230	1,233

1.80%, 6/5/20	765	766

Lowe’s Cos., Inc., 1.15%, 4/15/19	500	496

Penske Automotive Group, Inc., 5.50%, 5/15/26	950	982
		7,175

Semiconductors – 0.9%

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 1/15/20 (2)	750	754

Intel Corp., 2.45%, 7/29/20	1,005	1,023

KLA-Tencor Corp., 2.38%, 11/1/17	510	510

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Semiconductors – 0.9% continued

QUALCOMM, Inc., (Floating, ICE LIBOR USD 3M + 0.45%), 1.77%, 5/20/20 (1)	$1,090	$1,097
2.10%, 5/20/20	1,160	1,169
		4,553

Software & Services – 0.5%

International Business Machines Corp., 1.63%, 5/15/20	1,025	1,021

Microsoft Corp., 1.10%, 8/8/19	397	393

Oracle Corp., (Floating, ICE LIBOR USD 3M + 0.58%), 1.88%, 1/15/19 (1)	610	614
2.25%, 10/8/19	306	310
		2,338

Supermarkets & Pharmacies – 0.4%

CVS Health Corp., 2.25%, 8/12/19	1,512	1,519
2.80%, 7/20/20	525	534
		2,053

Tobacco – 0.9%

BAT Capital Corp., (Floating, ICE LIBOR USD 3M + 0.88%), 2.20%, 8/15/22 (1) (2)	515	517

Philip Morris International, Inc., 2.00%, 2/21/20	1,265	1,267

Reynolds American, Inc., 2.30%, 6/12/18	1,850	1,858
3.25%, 6/12/20	1,173	1,205
		4,847

Utilities – 1.3%

CenterPoint Energy Resources Corp., 6.13%, 11/1/17	45	45

Dominion Energy, Inc., 1.88%, 1/15/19	1,520	1,518

Georgia Power Co., 2.00%, 3/30/20	1,825	1,827
2.00%, 9/8/20	1,555	1,551

Public Service Electric & Gas Co., 2.30%, 9/15/18	16	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 44.2% – continued

Utilities – 1.3% continued

Public Service Enterprise Group, Inc., 1.60%, 11/15/19	$1,935	$1,914
		6,871

Waste & Environment Services & Equipment – 0.2%

Advanced Disposal Services, Inc., 5.63%, 11/15/24 (2)	760	794

Wireless Telecommunications Services – 0.8%

AT&T, Inc., 1.40%, 12/1/17	1,200	1,200
(Floating, ICE LIBOR USD 3M + 0.93%), 2.26%, 6/30/20 (1)	1,180	1,196
2.45%, 6/30/20	1,265	1,274
(Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 2/14/23 (1)	645	643
		4,313
Total Corporate Bonds
(Cost $225,349)		226,218

FOREIGN ISSUER BONDS – 16 .2%

Banks – 6.7%

Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.31%), 1.65%, 10/5/20 (1)	1,515	1,516
(Floating, ICE LIBOR USD 3M + 0.72%), 2.04%, 6/16/22 (1)	1,680	1,688

Commonwealth Bank of Australia, 2.05%, 9/18/20 (2)	3,230	3,224
(Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/10/22 (1) (2)	930	932

Credit Suisse A.G., 5.40%, 1/14/20	250	267

Danske Bank A/S,
(Floating, ICE LIBOR USD 3M + 0.51%), 1.83%, 3/2/20 (1) (2)	1,510	1,514

DBS Group Holdings Ltd., (Floating, ICE LIBOR USD 3M + 0.49%), 1.81%, 6/8/20 (1) (2)	2,640	2,643

DNB Bank ASA, 2.13%, 10/2/20 (2) (3)	2,670	2,668

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 2.48%, 3/29/22 (1)	2,365	2,407

Lloyds Bank PLC, 6.50%, 9/14/20 (2)	364	402

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 16.2% – continued

Banks – 6.7% continued

Macquarie Bank Ltd., 1.60%, 10/27/17 (2)	$3,135	$3,135

National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.59%), 1.89%, 1/10/20 (1)(2)	640	644

National Bank of Canada, 2.15%, 6/12/20	1,325	1,325

Santander UK Group Holdings PLC, 2.88%, 10/16/20	1,445	1,465

Skandinaviska Enskilda Banken AB, 1.50%, 9/13/19	1,300	1,287
(Floating, ICE LIBOR USD 3M + 0.57%), 1.89%, 9/13/19 (1)(2)	2,040	2,051

Sumitomo Mitsui Banking Corp., 2.45%, 1/16/20	200	202

Svenska Handelsbanken AB,
(Floating, ICE LIBOR USD 3M + 0.49%), 1.81%, 9/6/19 (1)	1,520	1,527

Swedbank AB,
(Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/14/22 (1)(2)	705	710

Toronto-Dominion Bank (The), 1.95%, 1/22/19	810	812

Westpac Banking Corp.,
(Floating, ICE LIBOR USD 3M + 0.56%), 1.88%, 8/19/19 (1)	2,190	2,203
(Floating, ICE LIBOR USD 3M + 0.43%), 1.75%, 3/6/20 (1)	1,520	1,525
		34,147

Cable & Satellite – 0.6%

Altice Financing S.A., 6.63%, 2/15/23 (2)	650	689

Altice Luxembourg S.A., 7.75%, 5/15/22 (2)	980	1,040

VTR Finance B.V., 6.88%, 1/15/24 (2)	415	439

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (2)	755	774
		2,942

Chemicals – 0.1%

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (2)	665	684
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 16.2% – continued

Commercial Finance – 0.3%

Aircastle Ltd., 5.00%, 4/1/23	$1,225	$1,311

Consumer Products – 0.6%

Reckitt Benckiser Treasury Services PLC, (Floating, ICE LIBOR USD 3M + 0.56%), 1.89%, 6/24/22 (1) (2)	3,170	3,180

Containers & Packaging – 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (2)	530	581

Diversified Banks – 2.4%

Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.64%), 1.96%, 3/7/22 (1)	1,390	1,391

Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 0.80%), 2.10%, 4/15/19 (1) (2)	2,000	2,018

HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%), 5.63%, 1/17/20 (4)	1,705	1,750
(Floating, ICE LIBOR USD 3M + 1.50%), 2.84%, 1/5/22 (1)	1,225	1,264

Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.92%), 2.23%, 2/22/22 (1)	1,220	1,228
(Floating, ICE LIBOR USD 3M + 0.79%), 2.10%, 7/25/22 (1)	400	402

Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.94%), 2.26%, 2/28/22 (1)	1,350	1,357

Nordea Bank AB,
(Variable, USD ICE Swap Rate 5Y + 3.56%), 5.50%, 9/23/19 (2)(4)	1,430	1,472

Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.38%), 1.70%, 3/2/20 (1)	810	811

Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%), 2.79%, 5/15/23 (1)	835	841
		12,534

Electrical Equipment Manufacturing – 2.0%

Siemens Financieringsmaatschappij N.V., 1.30%, 9/13/19 (2)	2,420	2,392

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 16 .2% – continued

Electrical Equipment Manufacturing – 2.0% – continued
(Floating, ICE LIBOR USD 3M + 0.32%), 1.64%, 9/13/19 (1)(2)	$1,670	$1,676
(Floating, ICE LIBOR USD 3M + 0.34%), 1.66%, 3/16/20 (1) (2)	850	852
2.20%, 3/16/20 (2)	3,290	3,323
(Floating, ICE LIBOR USD 3M + 0.61%), 1.93%, 3/16/22 (1) (2)	1,390	1,400

Tyco Electronics Group S.A., 6.55%, 10/1/17	660	660
		10,303

Financial Services – 1.4%

GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	2,208	2,231

UBS A.G., 2.20%, 6/8/20 (2)	3,185	3,190

UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 5/23/23 (1)(2)	1,200	1,219
(Floating, ICE LIBOR USD 3M + 0.95%), 2.27%, 8/15/23 (1) (2)	505	505
		7,145

Food & Beverage – 0.4%

Danone S.A., 1.69%, 10/30/19 (2)	1,775	1,763

Diageo Capital PLC, 5.75%, 10/23/17	319	320
		2,083

Integrated Oils – 0.5%

BP Capital Markets PLC, 1.77%, 9/19/19	420	420
4.50%, 10/1/20	320	343

Shell International Finance B.V., 1.38%, 5/10/19	540	538
1.38%, 9/12/19	1,060	1,053
2.25%, 11/10/20	490	494
		2,848

Machinery Manufacturing – 0.2%

Pentair Finance S.a.r.l., 2.65%, 12/1/19	805	807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 16 .2% – continued

Metals & Mining – 0.1%

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22(2)	$505	$568

Pharmaceuticals – 0.5%

Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,405	2,400

Pipeline – 0.2%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%),3.53%,5/15/67 (1)	1,050	971

Wireline Telecommunications Services – 0.1%

Deutsche Telekom International Finance B.V., 2.23%, 1/17/20 (2)	635	636
Total Foreign Issuer Bonds
(Cost $82,856)		83,140
U.S. GOVERNMENT AGENCIES – 1.1% (5)

Fannie Mae – 0.1%

Pool#555649, 7.50%, 10/1/32	22	24

Pool#893082,

(Floating, ICE LIBOR USD 1Y + 1.91%), 3.59%, 9/1/36(1)	155	164

Pool#AD0915, 5.50%, 12/1/38	52	58

Pool#AI3471, 5.00%, 6/1/41	168	184
		430

Federal Farm Credit Bank – 0.4%

Federal Farm Credit Banks,

(Floating, ICE LIBOR USD 1M + 0.04%), 1.27%, 3/16/20(1)	2,060	2,063

Freddie Mac – 0.0%

Pool#1B3617,

(Floating, ICE LIBOR USD 1Y + 1.92%), 3.37%, 10/1/37(1)	156	166

Freddie Mac Gold – 0.0%

Pool#A92650, 5.50%, 6/1/40	206	227

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.1% (5) – continued

Government National Mortgage Association – 0.6%

Series 2011-41, Class PA, 4.00%, 1/20/41	$627	$637

Series 2012-123, Class A, 1.04%, 7/16/46	1,776	1,630

Series 2013-12, Class KA, 1.50%, 12/16/43	12	11

Series 2013-17, Class AF, 1.21%, 11/16/43	583	566
		2,844
Total U.S. Government Agencies
(Cost $5,864)		5,730

U.S. GOVERNMENT OBLIGATIONS – 23.3%

U.S. Treasury Inflation Indexed Notes – 3.5%

0.13%, 4/15/18	11,945	12,655

1.38%, 7/15/18	4,810	5,549
		18,204

U.S. Treasury Notes – 19.8%

1.25%, 8/31/19	5,660	5,636

1.50%, 5/15/20	76,985	76,832

1.38%, 9/15/20	19,005	18,873
		101,341
Total U.S. Government Obligations
(Cost $119,716)		119,545

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (6)(7)	11,383,023	$11,383
Total Investment Companies
(Cost $11,383)		11,383

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 1.05%, 10/26/17 (8)(9)	$1,000	$1,000
Total Short-Term Investments
(Cost $999)		1,000

Total Investments – 100.5%
(Cost $514,512)		515,203

Liabilities less Other Assets – (0.5%)		(2,560)
NET ASSETS – 100.0%		$512,643

(1)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $6,108,000 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
DNB Bank ASA, 2.13%, 10/2/20	9/25/17	$2,668
Metropolitan Life Global Funding I, 1.75%, 9/19/19	9/12/17	510
Nissan Motor Acceptance Corp., 2.15%, 9/28/20	9/25/17	1,624
Pricoa Global Funding I, 2.45%, 9/21/22	9/14/17	634
Protective Life Global Funding, 2.62%, 8/22/22	8/15/17	320
Smithfield Foods, Inc., 2.65%, 10/3/21	9/28/17	349

(4)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged related to the Fund’s investment in futures contracts during the period. As of September 30, 2017, the Fund did not hold any open futures contracts.

Percentages	shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	24.0%
U.S. Agency	0.6
AAA	13.6
AA	8.9
A	25.9
BBB	19.8
BB	2.6
B	2.3
CCC	0.2
Cash Equivalents	2.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA

(extremely strong capacity to meet its financial commitment) to D (in default).

Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1

(obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions,

including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$–	$68,187	$–	$68,187
Corporate Bonds(1)	–	226,218	–	226,218
Foreign Issuer Bonds(1)	–	83,140	–	83,140
U.S. Government Agencies(1)	–	5,730	–	5,730
U.S. Government Obligations(1)	–	119,545	–	119,545
Investment Companies	11,383	–	–	11,383
Short-Term Investments	–	1,000	–	1,000
Total Investments	$11,383	$503,820	$–	$515,203

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or

Level 3 classifications based on levels assigned to the securities on March 31,

2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

1Y - 1 Year

3Y - 3 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (1)

Fannie Mae – 25.5%

0.00%, 10/9/19 (2)	$950	$916
1.50%, 2/28/20	2,000	1,995

Pool #555649, 7.50%, 10/1/32	43	48

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%), 3.59%, 9/1/36 (3)	413	438

Pool #AB6782, 2.50%, 11/1/27	931	943

Pool #AL1869, 3.00%, 6/1/27	637	656

Pool #AO7970, 2.50%, 6/1/27	859	870

Pool #AS7568, 4.50%, 7/1/46	3,421	3,674

Pool #AS8807, 3.50%, 2/1/47	1,448	1,494

Pool #BD1165, 3.00%, 10/1/46	1,243	1,248

Pool #BE3619, 5/1/47 (4)	1,143	1,204

Pool #BE3702, 6/1/47 (4)	1,061	1,117

Pool #BE5651, 3.00%, 2/1/47	778	781

Pool #BH1179, 6/1/47 (4)	1,152	1,214

Pool #MA2864, 3.50%, 1/1/47	989	1,020

Pool #MA2907, 4.00%, 2/1/47	1,583	1,668

Pool #MA2929, 3.50%, 3/1/47	999	1,030

Pool #MA2995, 4.00%, 5/1/47	1,620	1,707

Pool #MA3027, 6/1/47 (4)	1,143	1,204

Pool #MA3149, 10/1/47 (4)	1,170	1,233

Pool TBA, 10/17/47 (4)	5,800	6,043
		30,503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.0% (1) – continued

Federal Home Loan Bank – 4.8%

1.38%, 9/28/20	$5,025	$4,977
3.00%, 9/11/26	750	776
		5,753

Freddie Mac – 3.7%

1.75%, 6/29/20	2,250	2,247

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.89%), 3.62%, 4/1/37 (3)	358	377

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%), 3.65%, 9/1/37 (3)	844	892

Pool #1Q0323, (Floating, ICE LIBOR USD 1Y + 1.92%), 4.23%, 5/1/37 (3)	823	864

Pool #410092, (Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%), 3.09%, 11/1/24 (3)	6	6
		4,386

Freddie Mac Gold – 1.8%

Pool #G08617, 4.50%, 11/1/44	822	882

Pool #V60613, 2.50%, 9/1/29	1,322	1,333
		2,215

Government National Mortgage Association – 3.2%

Series 2012-123, Class A, 1.04%, 7/16/46	2,076	1,905

Series 2013-12, Class KA, 1.50%, 12/16/43	116	115

Series 2013-17, Class AF, 1.21%, 11/16/43	1,857	1,802
		3,822
Total U.S. Government Agencies
(Cost $47,038)		46,679

U.S. GOVERNMENT OBLIGATIONS – 59.5%

U.S. Treasury Inflation Indexed Notes – 3.0%

0.13%, 4/15/18	1,140	1,208
0.13%, 4/15/22	2,375	2,390
		3,598

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 59.5% – continued

U.S. Treasury Notes – 56.5%

1.38%, 7/31/19	$24,180	$24,141
1.50%, 8/15/20	25,765	25,689
1.88%, 7/31/22	17,865	17,826
		67,656
Total U.S. Government Obligations
(Cost $71,579)		71,254

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.4%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (5)(6)	12,417,823	$12,418
Total Investment Companies
(Cost $12,418)		12,418

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%

U.S. Treasury Bill, 1.05%, 10/26/17 (7)(8)	$1,150	$1,150
Total Short-Term Investments
(Cost $1,149)		1,150

Total Investments – 109.9%
(Cost $132,184)		131,501

Liabilities less Other Assets – (9.9%)		(11,839)
NET ASSETS – 100.0%		$119,662

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(38)	$4,762	Short	12/17	$39
U.S. Treasury Long Bond	(22)	3,362	Short	12/17	38

Total					$77

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	58.0%
U.S. Agency	31.9
AA	0.7
Cash Equivalents	9.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies (1)	$—	$46,679	$—	$46,679
U.S. Government Obligations (1)	—	71,254	—	71,254
Investment Companies	12,418	—	—	12,418
Short-Term Investments	—	1,150	—	1,150
Total Investments	$12,418	$119,083	$—	$131,501

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$77	$—	$—	$77

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TBA - To Be Announced

USD - United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 6.5%

Automobiles Manufacturing – 1.7%

Ford Motor Credit Co. LLC, 2.55%, 10/5/18	$2,000	$2,013
(Floating, ICE LIBOR USD 3M + 1.27%), 2.60%, 3/28/22 (1)	22,341	22,483

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 2.06%), 3.36%, 1/15/19 (1)	32,000	32,587

Hyundai Capital America, 2.40%, 10/30/18 (2)	12,500	12,545
		69,628

Banks – 0.9%

Capital One N.A., 1.65%, 2/5/18	10,000	9,996
2.35%, 8/17/18	5,500	5,521
2.35%, 1/31/20	15,000	15,079

KeyBank N.A., 1.60%, 8/22/19	4,000	3,979
		34,575

Consumer Finance – 0.2%

Synchrony Financial, (Floating, ICE LIBOR USD 3M + 1.23%), 2.54%, 2/3/20 (1)	9,000	9,090

Diversified Banks – 1.0%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 1.07%), 2.39%, 3/22/18 (1)	2,000	2,009
(Floating, ICE LIBOR USD 3M + 1.04%), 2.34%,1/15/19 (1)	5,000	5,049

Citigroup, Inc., 1.80%, 2/5/18	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.77%), 2.07%, 4/8/19 (1)	18,000	18,108
2.05%, 6/7/19	8,000	8,006
		38,172

Financial Services – 1.1%

Goldman Sachs Group (The), Inc., 2.30%, 12/13/19	25,000	25,108

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.28%), 2.59%, 4/25/18 (1)	4,000	4,024

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 6.5% – continued

Financial Services – 1.1% – continued

2.45%, 2/1/19	$5,500	$5,539

(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 4/21/21 (1)	10,000	10,270
		44,941

Oil & Gas Services & Equipment – 0.5%

Schlumberger Holdings Corp., 2.35%, 12/21/18 (2)	20,000	20,115

Tobacco – 0.5%

Philip Morris International, Inc., 2.00%, 2/21/20	13,835	13,851

Reynolds American, Inc., 2.30%, 6/12/18	5,000	5,022
		18,873

Wireless Telecommunications Services – 0.6%

AT&T, Inc., (Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 2/14/23 (1)	16,400	16,363

Verizon Communications, Inc., (Floating, ICE LIBOR USD 3M + 1.75%), 3.07%, 9/14/18 (1)	4,000	4,063
(Floating, ICE LIBOR USD 3M + 1.00%), 2.32%, 3/16/22 (1)	5,000	5,072
		25,498
Total Corporate Bonds
(Cost $258,997)		260,892

FOREIGN ISSUER BONDS – 3.5%

Banks – 1.2%

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 2.48%, 3/29/22 (1)	15,030	15,298

Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	15,000	15,030

Westpac Banking Corp., 1.60%, 8/19/19	19,000	18,914
		49,242

Diversified Banks – 1.1%

HSBC Holdings PLC, (Floating, ICE LIBOR USD 3M + 1.66%), 2.98%, 5/25/21 (1)	10,000	10,363

Societe Generale S.A., (Floating, ICE LIBOR USD 3M + 1.08%), 2.42%, 10/1/18 (1)	24,000	24,201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 3.5% – continued

Diversified Banks – 1.1% – continued

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 3.00%, 3/9/21 (1)	$10,000	$10,338
		44,902

Financial Services – 0.7%

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 2.77%, 9/24/20 (1)(2)	25,000	25,506

Pharmaceuticals – 0.5%

Allergan Funding SCS, 2.35%, 3/12/18	9,500	9,527

Mylan N.V., 3.00%, 12/15/18	10,000	10,113
		19,640
Total Foreign Issuer Bonds
(Cost $137,519)		139,290

U.S. GOVERNMENT AGENCIES – 0.6% (3)

Fannie Mae – 0.6%

0.88%, 8/2/19	24,000	23,717
Total U.S. Government Agencies
(Cost $23,975)		23,717

U.S. GOVERNMENT OBLIGATIONS – 1.5%

U.S. Treasury Notes – 1.5%

0.75%, 7/31/18	30,000	29,860
0.75%, 7/15/19	30,000	29,626
		59,486
Total U.S. Government Obligations
(Cost $59,985)		59,486

MUNICIPAL BONDS – 67.7%

Alabama – 2.2%

Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, 5.00%, 9/1/19	2,000	2,149

Alabama State G.O. Unlimited Bonds, Series B, 5.00%, 11/1/18	5,045	5,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Alabama – 2.2% – continued

Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured), 1.35%, 7/1/19 (4)(5)	$2,885	$2,886

Alabama State Public School & College Authority Capital Improvement Revenue Bonds, Prerefunded, 5.00%, 12/1/17 (6)	40,000	40,290

Alabama State Public School & College Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/20	24,500	26,623

Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project, 1.85%, 3/24/20 (4)(5)	10,000	10,076

Mobile Warrants G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	1,295	1,365
		88,652

Alaska – 0.4%

Alaska State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/18	4,900	5,062

Anchorage General Purpose G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/18	12,085	12,526
		17,588

Arizona – 1.1%

Chandler G.O. Limited Refunding Bonds, 3.00%, 7/1/20	520	547

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/19	2,700	2,799

Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A, 5.00%, 7/1/19	5,000	5,342

Phoenix G.O. Limited Refunding Bonds, Series C, 4.00%, 7/1/19	10,650	11,201

Phoenix G.O. Unlimited Refunding Bonds, 5.00%, 7/1/18	11,000	11,334

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Arizona – 1.1% – continued

5.00%, 7/1/19	$8,000	$8,552

Phoenix IDA Revenue Bonds, La Palmilla Apartments Project, 1.10%, 11/1/18	4,500	4,496
		44,271

California – 10.7%

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.16%, 12/1/20 (5)	30,000	29,999

California State G.O. Unlimited Bonds, 5.00%, 8/1/18	9,510	9,834

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/18	12,125	12,335
5.00%, 8/1/18	16,100	16,648

California State G.O. Unlimited Refunding Bonds, Series A, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.39%, 5/1/18 (5)	9,100	9,108

California State Index G.O. Unlimited Bonds, Series D, (Floating, ICE LIBOR USD 1M + 0.70%), 1.56%, 12/1/17 (5)	5,000	5,002

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, The J. Paul Getty Trust, (Floating, SIFMA Municipal Swap Index Yield + 0.28%), 1.22%, 4/2/18 (5)	21,350	21,357

California State Municipal Finance Authority MFH Revenue Bonds, Series A, Stevenson House Apartments, 0.85%, 11/1/17	3,450	3,450

California State Public Works Board Lease Revenue Bonds, Series H, 5.00%, 12/1/17	7,280	7,333

California State Various Purpose G.O. Unlimited Bonds, 5.50%, 4/1/18	4,000	4,093

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

California – 10.7% – continued

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 11/1/19	$15,000	$15,928

California Statewide Communities Development Authority MFH Revenue Bonds, Series F, La Puente Park Apartments, 1.20%, 10/1/18 (4)(5)	5,000	5,000

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior, 5.00%, 7/1/18	6,280	6,475

Los Angeles County TRANS, 5.00%, 6/29/18	25,000	25,760

Los Angeles Department of Airports Subordinate Revenue Bonds, Series A(AMT), 5.00%, 5/15/18	1,500	1,537
5.00%, 5/15/19	2,000	2,124

Los Angeles Multifamily Housing Revenue Bonds, Series R, Gilbert Lindsay Apartments, 1.30%, 7/1/19	3,500	3,502

Los Angeles TRANS, 5.00%, 6/28/18	50,000	51,514

Metropolitan Water District of Southern California State Variable Subordinate Revenue Bonds, Series C, (Floating, SIFMA Municipal Swap Index Yield + 0.05%), 0.99%, 7/18/18 (5)	6,500	6,484

Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series D, (Floating, SIFMA Municipal Swap Index Yield + 0.05%), 0.99%, 7/18/18 (5)	25,000	25,000

Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E, (Floating, SIFMA Municipal Swap Index Yield + 0.05%), 0.99%, 7/18/18 (5)	20,000	19,951

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

California – 10.7% – continued

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, (Floating, SIFMA Municipal Swap Index Yield + 0.47%), 1.41%, 7/1/18 (1)(2)(7)	$7,000	$6,987

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	3,600	3,867

Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes, 2.00%, 12/15/18	47,000	47,637

Riverside County Teeter G.O. Limited Notes, Series 2017-A, 10/25/18 (8)	13,000	13,271

Riverside Water Variable Revenue Refunding Bonds, Series A, (Floating, SIFMA Municipal Swap Index Yield + 0.63%), 1.57%, 1/15/20 (5)	6,000	6,000

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series R-3, 5.00%, 7/1/18	10,000	10,311

San Francisco Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds, (Floating, ICE LIBOR USD 3M + 0.55%), 1.49%, 4/1/21 (5)	28,500	28,617

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 1.38%, 4/1/20 (4)(5)	28,000	28,033
		427,157

Colorado – 0.7%

Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3, 5.00%, 11/15/19	4,755	5,145

Denver City & County Airport System Revenue Bonds, Series D (AMT) (NATL Insured), 5.25%, 11/15/18	18,050	18,151

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Colorado – 0.7% – continued

E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, (Floating, ICE LIBOR USD 1M + 1.05%), 1.88%, 9/1/21 (5)	$6,000	$6,089
		29,385

Connecticut – 3.7%

Connecticut State G.O. Unlimited Bonds, 5.00%, 8/1/18	15,000	15,498

Connecticut State G.O. Unlimited Bonds, Series A, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.42%), 1.36%, 3/1/18 (1)	2,500	2,501

Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.49%), 1.43%, 3/1/19 (1)	1,500	1,499

Connecticut State G.O. Unlimited Bonds, Series D, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.88%), 1.82%, 8/15/18 (1)	1,500	1,501

Connecticut State G.O. Unlimited Bonds, Series E, 4.00%, 10/15/19	8,000	8,428

Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University, 1.00%, 2/6/19 (4)(5)	17,435	17,404

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University, 1.00%, 7/1/19 (4)(5)	16,300	16,258

Connecticut State Health and Educational Facilities Authority Revenue Bonds, Series A, Yale University Issue, 1.30%, 2/3/20 (4)(5)	26,000	25,999

Enfield G.O. Unlimited BANS, 2.25%, 8/8/18	36,000	36,384

Fairfield G.O. Unlimited BANS, 2.50%, 7/12/18	5,000	5,062

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Connecticut – 3.7% – continued

Greenwich G.O. Unlimited Bonds, 5.00%, 1/15/19	$11,600	$12,209
5.00%, 1/15/20	5,500	6,001
		148,744

Florida – 2.8%

Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/1/18	2,500	2,594

Broward County Airport System Revenue Refunding Bonds, Series C (AMT), 5.00%, 10/1/17	4,125	4,126

Citizens Property Insurance Corp. Revenue Bonds, Series A1, 5.00%, 6/1/18	3,400	3,424

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/18	6,870	7,050
5.00%, 6/1/19	9,355	9,948

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account, 5.00%, 6/1/18	12,200	12,520

Citizens Property Insurance Corp. Senior Secured Variable Revenue Bonds, Series A-2, (Floating, SIFMA Municipal Swap Index Yield + 0.85%), 1.79%, 6/1/18 (1)	14,000	13,983

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 1/1/18	25,000	25,262

Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/20	525	579

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.), 5.00%, 6/1/20	5,130	5,655

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation, 5.00%, 7/1/18	2,000	2,061

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Florida – 2.8% – continued

Jacksonville Special Revenue Bonds, Series A-1, Escrowed to Maturity, 5.00%, 10/1/17	$1,185	$1,185

Jacksonville Special Revenue Bonds, Series A-1, Unrefunded Balance, 5.00%, 10/1/17	815	815

JEA Electric System Subordinated Revenue Refunding Bonds, Series A, 5.00%, 10/1/18	3,000	3,118

Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded, 5.25%, 10/1/17 (6)	3,000	3,001

Miami-Dade County Aviation Revenue Bonds, Series C (AMT), Miami International Airport (AGM Insured), 5.25%, 10/1/18	7,975	7,977

Monroe County School District Sales TRB (AGM Insured), 4.00%, 10/1/19	2,100	2,218

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2, 5.00%, 10/1/19	2,000	2,147

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, 5.00%, 10/1/18	4,000	4,161
		111,824

Georgia – 1.6%

Atlanta Airport General Revenue Refunding Bonds, Series A, 5.00%, 1/1/19	6,170	6,477

Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured), 5.50%, 11/1/18	15,305	16,050

Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 9/1/19	2,500	2,687

Douglas County Sales Tax G.O. Unlimited Bonds, 5.00%, 4/1/20	2,000	2,189

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Georgia – 1.6% – continued

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/20	$2,500	$2,765

Georgia State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 7/1/20	12,300	13,605

Gwinnett County School District G.O. Unlimited Bonds, Prerefunded, 5.00%, 2/1/18 (6)	1,365	1,384

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, Escrowed to Maturity, 4.50%, 10/1/17	440	440

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, Unrefunded Balance, 4.50%, 10/1/17	4,060	4,061

Peach County Development Authority Student Housing Facilities Revenue Bonds, USG Real Estate Foundation LLC, 1.20%, 10/1/18	7,750	7,738

Richmond County Board of Education Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 10/1/18	4,500	4,680
		62,076

Hawaii – 0.2%

Hawaii State G.O. Unlimited Bonds, Series FB, 5.00%, 4/1/19	3,000	3,178

Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.24%, 9/1/20 (5)	6,000	6,002
		9,180

Idaho – 1.3%

Idaho State G.O. Unlimited TANS, 4.00%, 6/29/18	50,000	51,129

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Illinois – 0.2%

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien, 5.00%, 1/1/19	$7,700	$8,077

Indiana – 2.4%

Indiana Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group, 4.00%, 3/1/19 (4)(5)	42,500	44,177

Indiana State Finance Authority Highway Revenue Bonds, Series A, 4.00%, 6/1/19	1,390	1,459
4.00%, 6/1/20	1,600	1,722

Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund, 5.00%, 2/1/19	1,500	1,580

Indiana State Health Facility Financing Authority Variable Revenue Bonds, Ascension Health Subordinate Credit, 1.15%, 12/1/17 (4)(5)	1,845	1,846

Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured), 5.50%, 12/1/18	5,000	5,260

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority, 4.00%, 1/1/18	5,000	5,037
5.00%, 1/1/19	3,820	4,000

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, (Floating, SIFMA Municipal Swap Index Yield + 0.75%), 1.69%, 12/2/19 (5)	30,000	29,997
		95,078

Kansas – 1.2%

Johnson County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/19	875	941

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Kansas – 1.2% – continued

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index, (Floating, ICE LIBOR USD 1M + 0.32%), 1.15%, 9/1/18 (1)	$7,000	$7,007
(Floating, ICE LIBOR USD 1M + 0.40%), 1.23%, 9/1/19 (1)	6,565	6,560

Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded, 5.00%, 9/1/18 (6)	15,000	15,556

Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health, 5.00%, 3/1/18	1,900	1,933

Olathe G.O. Unlimited Temporary Notes, Series A, 2.00%, 8/1/18	10,000	10,083

Wichita G.O. Unlimited Temporary Notes, Series 286, 10/13/18 (8)	7,435	7,434
		49,514

Kentucky – 0.4%

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1, 3.00%, 11/1/18	5,000	5,100

Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 1.25%, 6/3/19 (4)(5)	9,500	9,503
		14,603

Louisiana – 1.0%

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index, (Floating, ICE LIBOR USD 1M + 0.47%), 1.34%, 5/1/18 (5)	19,000	19,036

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Louisiana – 1.0% – continued

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B-2, Second Lien, Libor Index, (Floating, ICE LIBOR USD 1M + 0.55%), 1.41%, 5/1/18 (5)	$21,500	$21,495
		40,531

Maryland – 4.5%

Anne Arundel County G.O. Limited Refunding Bonds, 5.00%, 10/1/17	12,000	12,003
5.00%, 10/1/18	6,500	6,763

Baltimore County G.O. Unlimited Bonds, 5.00%, 2/1/19	3,000	3,160

Baltimore County Metropolitan District 78th Issue G.O. Unlimited Bonds, 5.00%, 2/1/18	1,500	1,521

Maryland State Department of Transportation Consolidated Revenue Refunding Bonds, 4.00%, 9/1/19	24,650	26,049

Maryland State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/19	18,000	19,192

Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan, 5.00%, 8/1/18	2,300	2,378

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/18	15,300	15,565
5.00%, 8/1/20	29,445	32,657

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, Johns Hopkins Health System, (Floating, ICE LIBOR USD 1M + 0.83%), 1.66%, 11/15/17 (5)	5,000	5,000

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, Johns Hopkins Health System, (Floating, ICE LIBOR USD 1M + 0.83%), 1.66%, 11/15/17 (5)	4,945	4,945

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Maryland – 4.5% – continued

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Johns Hopkins Health System, (Floating, ICE LIBOR USD 1M + 0.58%), 1.41%, 5/15/18 (5)	$9,500	$9,532
(Floating, ICE LIBOR USD 1M + 0.60%), 1.43%, 5/15/18 (5)	19,625	19,694

Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools, 5.00%, 5/1/18	1,500	1,536
5.00%, 5/1/19	1,250	1,328

Montgomery County G.O. Unlimited Bonds, Series B, 5.00%, 12/1/17	5,000	5,036
5.00%, 12/1/18	14,000	14,659
		181,018

Massachusetts – 1.3%

Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Escrowed to Maturity, 5.00%, 11/15/17	585	588

Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Unrefunded Balance, 5.00%, 11/15/17	1,415	1,423

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University, 5.00%, 7/15/19	2,775	2,972

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare, (Floating, SIFMA Municipal Swap Index Yield + 0.55%), 1.49%, 1/30/18 (5)	24,415	24,427

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E-2, Caregroup Issue, Prerefunded, 5.38%, 7/1/18 (6)	4,720	4,873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Massachusetts – 1.3% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded, 5.63%, 10/15/19 (6)	$2,000	$2,186

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts, 1.15%, 4/1/19 (4)(5)	3,000	3,002

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/18	1,000	1,042

Springfield G.O. Limited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/18	3,000	3,100

University of Massachusetts Building Authority Revenue Refunding Bonds, 5.00%, 11/1/19	6,000	6,480
		50,093

Michigan – 0.3%

Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/18	6,270	6,414

Grand Rapids Water Supply System Revenue Refunding Bonds, 5.00%, 1/1/18	2,000	2,020

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A, 5.00%, 1/1/19	1,240	1,302

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Prerefunded, 0.95%, 2/1/18 (4)(9)	195	195

Warren Downtown Development G.O. Limited Tax Refunding Bonds, 2.00%, 10/1/17	900	900
		10,831

Minnesota – 1.7%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/1/18	1,840	1,860

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Minnesota – 1.7% – continued

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Alternative Facility (School District Credit Program), 4.00%, 2/1/18	$1,830	$1,849

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/19	13,070	14,011

Minnesota State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/19	10,750	11,524

Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes, 2.00%, 10/1/17	8,000	8,001
1.05%, 3/1/19	6,500	6,489

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/19	11,500	12,324

Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 4.00%, 2/1/19	3,070	3,189

Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System, 1.30%, 12/1/18	6,590	6,591
		65,838

Mississippi – 0.3%

Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.33%), 1.83%, 9/1/20 (5)	4,000	4,000

South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project, 1.70%, 3/1/20	7,500	7,538
		11,538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Missouri – 0.2%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 4.00%, 5/1/18	$1,775	$1,807

Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A, 3.00%, 4/1/18	1,500	1,515
4.00%, 4/1/19	5,000	5,219
		8,541

Municipal States Pooled Securities – 0.0%

BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.70%), 1.64%, 11/15/17 (1)(2)(7)	614	614

Nebraska – 0.1%

Lincoln Electric System Revenue Refunding Bonds, 5.00%, 9/1/19	3,000	3,226

Nevada – 0.7%

Clark County Airport Subordinate Revenue Refunding Bonds, Series A-1 (AMT), 5.00%, 7/1/18	11,470	11,801

Clark County PCR Refunding Bonds, Nevada Power Co., 1.60%, 5/21/20 (4)(5)	4,100	4,114

Clark County School District G.O. Limited Bonds, Series D, 5.00%, 6/15/18	4,000	4,112

Clark County School District G.O. Limited Refunding Bonds, Series D, 5.00%, 6/15/19	8,000	8,524

Las Vegas Valley Water District Improvement G.O. Limited Refunding Bonds, Series A, 3.00%, 6/1/18	1,000	1,014
		29,565

New Jersey – 0.2%

Monmouth County G.O. Unlimited Bonds, 5.00%, 7/15/19	1,000	1,071

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

New Jersey – 0.2% – continued

Morris County Improvement Authority Revenue Refunding Bonds, GTD Loan (County Gtd.), 3.00%, 5/1/18	$2,250	$2,278

New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B, 1.25%, 5/1/19	5,500	5,491
		8,840

New Mexico – 0.7%

New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	11,000	11,190

New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B, (Floating, ICE LIBOR USD 1M + 0.75%), 1.58%, 8/1/19 (5)	16,450	16,434
		27,624

New York – 6.2%

Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C, (Floating, ICE LIBOR USD 1M + 0.88%), 1.75%, 11/1/18 (5)	13,100	13,144

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.39%, 11/1/19 (5)	5,425	5,424

Metropolitan Transportation Authority Revenue Bonds, Series A, 5.00%, 11/15/18	1,630	1,704

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B, 5.00%, 2/15/20 (4)(5)	30,140	32,755

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured), (Floating, ICE LIBOR USD 1M + 0.60%), 1.45%, 5/15/18 (5)	9,425	9,454

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

New York – 6.2% – continued

(Floating, ICE LIBOR USD 1M + 0.57%), 1.42%, 4/6/20 (5)	$5,500	$5,519

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1, 5.00%, 8/1/19	18,000	19,276
5.00%, 8/1/20	24,665	27,290

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/19	5,000	5,358
5.00%, 8/1/20	11,670	12,919

New York G.O. Unlimited Refunding Bonds, Series C, 4.00%, 8/1/18	5,000	5,126

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University, 5.00%, 10/1/18	1,000	1,041

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, 2.00%, 3/15/18	1,500	1,507

New York State Dormitory Authority Sales TRB, Series A, Group A, 5.00%, 3/15/19	11,640	12,312

New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health, 5.00%, 7/1/19	3,840	4,095

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series F (SonyMA/GNMA/FNMA/FHLMC Insured), 1.20%, 11/1/18	6,550	6,550

New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA/GNMA/FNMA/FHLMC Insured), 1.25%, 5/1/20	1,900	1,899

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), Terminal One Group Association, 5.00%, 1/1/18	9,565	9,660

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

New York – 6.2% – continued

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 9/15/18	$17,240	$17,911
5.00%, 3/15/20	45,175	49,417

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT), 5.00%, 11/15/19	4,405	4,760
		247,121

North Carolina – 0.4%

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	8,000	8,598

North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds, 5.00%, 3/1/20	6,000	6,552
		15,150

Ohio – 4.9%

Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health, (Floating, SIFMA Municipal Swap Index Yield + 0.75%), 1.69%, 5/1/20 (5)	50,000	49,979

American Municipal Power-Ohio, Inc. Revenue Bonds, Prairie State Energy Project, Prerefunded, 5.25%, 2/15/18 (6)	3,495	3,552

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/18	1,000	1,031

Crawford County Hospital Facilities Revenue Refunding Bonds, Avita Health System, 1.43%, 11/1/17	23,500	23,509

Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT), (Floating, SIFMA Municipal Swap Index Yield + 1.50%), 2.44%, 9/1/19 (1)(2)(7)	11,400	11,407

Franklin County Hospital Facilities Revenue Refunding Bonds, Series B, OhioHealth Corporation, 4.00%, 11/1/18 (4)(5)	13,000	13,407

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Ohio – 4.9% – continued

Lancaster Port Authority Gas Variable Revenue Refunding Bonds, (Floating, ICE LIBOR USD 1M + 0.72%), 1.55%, 8/1/19 (5)	$21,500	$21,389

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/17	3,000	3,016

Ohio State Common Schools G.O. Unlimited Bonds, Series A, 5.00%, 3/15/19	6,935	7,338

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/18	3,000	3,115

Ohio State G.O. Unlimited Bonds, Series B, 4.00%, 9/1/18	2,390	2,457

Ohio State G.O. Unlimited Bonds, Series C, 2.00%, 11/1/17	5,170	5,176

Ohio State G.O. Unlimited Bonds, Series T, 11/1/19 (8)	10,750	11,618

Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation, (Floating, SIFMA Municipal Swap Index Yield + 0.47%), 1.41%, 1/1/18 (1)	2,000	1,999

Ohio State Housing Finance Agency Residential Mortgage Revenue Refunding Bonds, Series K (GNMA/FNMA/FHLMC Insured), 1.00%, 9/1/18	1,430	1,428

Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1, 5.00%, 12/15/18	2,500	2,620

Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B, 5.00%, 12/15/19	6,000	6,509

Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management, 1.70%, 11/1/18 (4)(5)	11,215	11,232

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Ohio – 4.9% – continued

Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Refunding Bonds, Series B, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.16%, 12/1/20 (1)	$5,250	$5,252

University of Cincinnati Receipts Revenue Bonds, Series A, (Floating, ICE LIBOR USD 1M + 0.45%), 1.28%, 6/1/18 (1)	8,275	8,287
		194,321

Oklahoma – 0.2%

Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools, 10/1/19 (8)	2,295	2,332
10/1/20 (8)	3,040	3,102

Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program, 5.00%, 4/1/20	3,500	3,840
		9,274

Oregon – 2.1%

Multnoma County School District No. 1 Portland G.O. Limited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/20	45,000	49,652

Oregon State G.O. Unlimited Refunding Bonds, Series L, 5.00%, 8/1/19	2,160	2,317

Oregon State G.O. Unlimited TANS, Series A, 5.00%, 9/28/18	30,000	31,169
		83,138

Pennsylvania – 1.2%

Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University, 1.45%, 9/1/20	12,750	12,712

North Penn Water Authority Variable Revenue Refunding Bonds, (Floating, ICE LIBOR USD 1M + 0.41%), 1.24%, 11/1/19 (1)	1,000	994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Pennsylvania – 1.2% – continued

(Floating, ICE LIBOR USD 1M + 0.50%), 1.33%, 11/1/19 (5)	$4,280	$4,261

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 1.55%, 12/3/18 (4)(5)	1,000	1,000

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2, (Floating, SIFMA Municipal Swap Index Yield + 0.70%), 1.64%, 12/1/19 (1)	2,500	2,502

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1, (Floating, SIFMA Municipal Swap Index Yield + 0.60%), 1.54%, 12/1/18 (1)	12,000	12,019

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 10/1/18	8,050	8,370

Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College, 5.00%, 9/15/18	2,280	2,367

University Area Joint Authority Sewer Variable Revenue Refunding Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.34%, 11/1/17 (5)	5,400	5,400
		49,625

South Carolina – 0.2%

Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 3/1/19	5,000	5,281

Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured), 5.00%, 3/1/18	3,560	3,622
		8,903

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Tennessee – 0.9%

Knox County Health Educational and Housing Facility Board Multifamily Housing Revenue Bonds, Pinnacle Park Apartments Project, 1.15%, 8/1/18	$1,400	$1,399

Memphis Electric System Revenue Bonds, 3.00%, 12/1/18	2,855	2,922
4.00%, 12/1/19	1,470	1,562

Memphis Gas System Revenue Bonds, 3.00%, 12/1/18	1,200	1,228

Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B, 5.00%, 5/15/19	2,000	2,129

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, 5.00%, 7/1/19	10,000	10,692

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds, 5.00%, 7/1/19	6,000	6,415

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project, 1.30%, 7/1/19 (4)(5)	4,000	4,008

Monroe County G.O. Unlimited BANS, 1.20%, 6/15/19	5,000	4,997

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/18	2,325	2,404
		37,756

Texas – 7.3%

Alamo Community College District G.O. Limited Refunding Bonds, 8/15/19 (8)	18,000	19,266
8/15/20 (8)	4,000	4,203

Austin Public Improvement G.O. Limited Bonds, 9/1/18 (8)	7,000	7,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Texas – 7.3% – continued

Corpus Christi Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 2.00%, 8/15/19 (4)(5)	$5,000	$5,061

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 1.40%, 8/17/20 (4)(5)	7,130	7,100

Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.), 5.00%, 2/15/19 (4)(5)	3,000	3,152

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.), 1.35%, 8/1/19 (4)(5)	3,000	2,998

Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 8/15/19	2,830	3,036

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Memorial Hermann Hospital, (Floating, SIFMA Municipal Swap Index Yield + 0.58%), 1.52%, 12/1/19 (5)	1,950	1,955

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/18	1,000	1,045

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/19	9,000	9,493

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.70%, 6/1/18 (4)(5)	12,500	12,563

Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.), 3.00%, 6/1/19 (4)(5)	7,000	7,199

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/19	2,835	2,990

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Texas – 7.3% – continued

Houston Utility System Revenue Refunding Bonds, Series B, First Lien, 5.00%, 11/15/18	$1,000	$1,045

Irving G.O. Limited Refunding & Improvement Bonds, 5.50%, 9/15/18	3,000	3,130

Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/1/19	1,980	2,058

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.), (Floating, ICE LIBOR USD 1M + 0.55%), 1.38%, 8/15/19 (5)	7,750	7,754

Lewisville Refunding & Improvement G.O. Limited Bonds, 5.00%, 2/15/19	1,000	1,053

Lone Star College System G.O. Limited, Prerefunded, 5.00%, 8/15/18 (6)	10,000	10,358

Montgomery County G.O. Limited Tax Refunding Bonds, Series A, 5.00%, 3/1/19	3,000	3,170

North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/19	1,500	1,573

North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier, (Floating, SIFMA Municipal Swap Index Yield + 0.80%), 1.74%, 1/1/19 (5)	7,250	7,275

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 1.45%, 6/1/20 (4)(5)	5,350	5,360

Nuveen Quality Municipal Income Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, (Floating, SIFMA Municipal Swap Index Yield + 0.90%), 1.84%, 11/1/18 (1)(2)(7)	18,000	18,028

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/19	4,000	4,211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Texas – 7.3% – continued

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien, 1.75%, 12/1/18 (4)(5)	$12,000	$12,067

San Antonio G.O. Limited Bonds, Certificates of Obligation, 5.00%, 2/1/19	2,900	3,053

San Antonio G.O. Limited Refunding Bonds, 5.00%, 2/1/19	8,975	9,448

San Antonio G.O. Limited Tax Notes, 5.00%, 2/1/18	5,645	5,723
5.00%, 2/1/19	9,535	10,038

San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien, (Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.34%, 11/1/17 (5)	21,500	21,501

Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), 3.00%, 6/18/19 (4)(5)	4,000	4,126

Texas State A&M University Financing System Revenue Bonds, Series A, 4.00%, 5/15/19	1,000	1,048

Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds, 5.00%, 4/1/18	10,000	10,207

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, 5.00%, 10/1/19	10,000	10,782

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/18	9,000	9,185
5.00%, 4/1/20	7,025	7,701

Texas State University System Financing revenue Refunding Bonds, Series A, 5.00%, 3/15/18	2,015	2,052
5.00%, 3/15/19	3,400	3,593

Texas State Water Development Board Revenue Bonds, Series A, 4/15/19 (8)	6,000	6,357

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Texas – 7.3% – continued

4/15/20 (8)	$4,000	$4,385

Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/18	3,000	3,101
5.00%, 8/1/19	8,000	8,574

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/19	1,000	1,060

University of Texas Permanent University Fund Revenue Refunding Bonds, Series A, 5.00%, 7/1/18	2,000	2,061

University of Texas Revenue Bonds, Series E, 5.00%, 8/15/19	2,000	2,147
		290,539

Utah – 0.4%

Salt Lake City TRANS, 4.00%, 6/29/18	8,000	8,182

Salt Lake County G.O. Unlimited Bonds, 5.00%, 12/15/18	2,000	2,098

University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured), 4.00%, 8/1/20	2,530	2,733

Utah State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/18	1,500	1,546

Utah State Housing Corp. MFH Revenue Notes, Boulder Pines Apartments Project, 1.20%, 4/1/18	2,000	2,000
		16,559

Virginia – 1.0%

Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 4/1/19	2,500	2,650

Henrico County Public Improvement G.O. Unlimited Refunding Bonds, 5.00%, 7/15/19	3,000	3,212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Virginia – 1.0% – continued

Newport News G.O. Unlimited Refunding Bonds, 3.00%, 7/15/18	$1,780	$1,809

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment, 5.00%, 2/1/20	5,000	5,451

Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding), 5.00%, 1/15/20	2,565	2,792

Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series IV, 5.00%, 4/15/18	7,650	7,819
5.00%, 4/15/19	11,000	11,670

Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding), 5.00%, 8/1/18	2,400	2,481
		37,884

Washington – 1.9%

Central Puget Sound Regional Transportation Authority Sales & TRB, Series S-2A, Green Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.70%), 1.64%, 11/1/18 (5)	25,000	25,077

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	6,855	7,064

Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K, (Floating, SIFMA Municipal Swap Index Yield + 0.32%), 1.26%, 12/1/17 (5)	10,000	10,003

King County G.O. Limited Refunding Bonds, Series E, 5.00%, 12/1/18	4,000	4,188

Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C, 5.00%, 9/1/19	2,100	2,258

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 67.7% – continued

Washington – 1.9% – continued

Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project, 1.40%, 11/1/19	$4,000	$4,000

Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments, 1.35%, 4/1/19	5,500	5,502

Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program), 5.00%, 7/1/18	7,335	7,554

Washington State Various Purpose G.O. Unlimited Bonds, Series B, 5.00%, 2/1/20	7,625	8,309
		73,955

West Virginia – 0.1%

West Virginia State EDA Revenue BANS, Shepherd University Foundation, 1.20%, 2/1/18	5,535	5,535

Wisconsin – 1.0%

Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, 5.00%, 6/1/19	18,000	19,195

Wisconsin State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/18	4,000	4,096

Wisconsin State G.O. Unlimited Bonds, Series C, 5.00%, 5/1/18	8,505	8,708

Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1, 4.00%, 7/1/19	7,000	7,358
		39,357
Total Municipal Bonds
(Cost $2,705,585)		2,704,654

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (10)(11)	15,384,225	$15,384
Total Investment Companies
(Cost $15,384)		15,384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5%

Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks, 0.95%, 10/10/17 (5)(12)	$4,900	$4,900

Augusta Housing Authority Revenue Bonds, Gardens At Harvest Point Apartments, 1.25%, 4/1/18 (4)(5)	17,000	17,001

Bay Area Toll Bridge Authority Variable Revenue Bonds (Bank of Tokyo-Mitsubishi UFJ LOC), 0.90%, 10/10/17 (5)(12)	4,380	4,380

Blount County Public Building Authority Local Government Public Improvement Variable G.O. Limited Bonds (County Gtd.) (Branch Banking and Trust LOC), 0.95%, 10/10/17 (5)(12)	2,000	2,000

Boston G.O. Unlimited Refunding Bonds, Series B, 5.00%, 3/1/18	2,000	2,035

Burke County Development Authority Pollution Control Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project, 1.55%, 6/1/18 (4)(5)	28,100	28,124

Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant, 1.30%, 5/3/18 (4)(5)	12,000	12,024

Burlington Environmental Improvement Variable Revenue Refunding Bonds, Power & Light (Mizuho Bank Ltd. LOC), 1.03%, 10/10/17 (5)(12)	4,550	4,550

California State Health Facilities Financing Authority Revenue Bonds, Series C, Kaiser Permanente, 0.94%, 10/10/17 (5)(12)	1,000	1,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

California State Municipal Finance Authority Solid Waste Variable Refunding Revenue Bonds, Republic Services, Inc. Project, 1.10%, 1/2/18 (4)(5)	$5,000	$5,000

California State Pollution Control Financing Authority Solid Waste Variable Revenue Refunding Bonds, Republic Services, Inc. Project (AMT), 1.25%, 11/1/17 (4)(5)	10,500	10,500

Charlotte COPS, Series G, 2003 Government Facilities Project, 0.91%, 10/10/17 (5)(12)	5,500	5,500

Chicago O’Hare International Airport Revenue Bonds, 3rd Lien, 0.98%, 10/10/17 (5)(12)	1,000	1,000

Clark County Airport System Variable Revenue Bonds, Series D-1, Subordinate Lien (Sumitomo Mitsubishi Banking LOC), 0.93%, 10/10/17 (5)(12)	3,065	3,065

Clark County Airport System Variable Revenue Bonds, Series D-3, Subordinate Lien (Bank of America LOC), 0.93%, 10/10/17 (5)(12)	4,965	4,965

Clark County Passenger Facility Charge Adjustable Revenue Refunding Bonds, Las Vegas McCarran International Airport (Union Bank LOC), 0.93%, 10/10/17 (5)(12)	2,000	2,000

Colorado State Educational Loan Program Revenue TRANS, Series A, 4.00%, 6/28/18	22,000	22,500

Colorado State Educational Loan Program Revenue TRANS, Series A, 3.00%, 6/28/18	15,000	15,248

Colorado State General Fund Revenue TRANS, Series A, 4.00%, 6/27/18	26,000	26,583

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 0.90%, 2/1/18 (4)(5)	17,000	17,002

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT)(Floating, SIFMA Municipal Swap Index Yield + 1.50%), 2.44%, 10/10/17 (2)(5)(7)	11,000	11,007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project, 1.40%, 12/1/17 (4)(5)	$8,000	$8,004

Franklin County Variable Revenue Bonds, CHE Trinity Health Credit Group, 0.85%, 12/1/17 (4)(5)	14,245	14,245

Galveston Housing Finance Corp. Variable Revenue Refunding Bonds, Village by the Sea Apartments Projects (Fannie Mae LOC), 1.03%, 10/10/17 (5)(12)	5,090	5,090

Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds, 2.00%, 8/1/18 (4)(5)	5,000	5,028

Halifax Hospital Medical Center Variable Revenue Refunding & Improvement Bonds (JPMorgan Chase Bank N.A. LOC), 0.93%, 10/10/17 (5)(12)	10,000	10,000

Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/15/18 (4)(5)	5,000	5,038

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Subseries C-2, Methodist Hospital, 0.93%, 10/3/17 (5)(12)	1,000	1,000

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann Hospital, 0.96%, 10/10/17 (5)(12)	1,000	1,000

Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.), 1.70%, 6/1/18 (4)(5)	5,500	5,525

Idaho State Health Facilities Authority Revenue Bonds, Che Trinity Health Credit Group, 0.85%, 12/1/17 (4)(5)	4,000	4,000

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank LOC), 1.03%, 10/10/17 (5)(12)	6,100	6,100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, 0.90%, 10/10/17 (5)(12)	$2,800	$2,800

Illinois State Finance Authority Variable Revenue Bonds, Series A-1, Northwestern Memorial Hospital, 0.93%, 10/10/17 (5)(12)	11,350	11,350

Illinois State Health Facilities Authority Variable Revenue Bonds, Evanston Hospital Corp., 0.94%, 10/10/17 (5)(12)	9,600	9,600

Indiana Bond Bank Advance Funding Program Revenue Notes, Series A, 3.00%, 1/3/18	20,485	20,596

Indiana State Development Finance Authority Variable Revenue Bonds, Series A (AMT), PSI Energy, Inc. Projects, 1.10%, 10/10/17 (5)(12)	5,700	5,700

Indiana State Finance Authority Economic Development Revenue Refunding Bonds, Series B, Republic Services, Inc. Project, 1.05%, 12/1/17 (4)(5)	1,500	1,500

JEA Electric System Revenue Bonds, Series Three-C-1, 0.93%, 10/10/17 (5)(12)	5,500	5,500

JEA Electric System Variable Revenue Bonds, Series Three A, 0.96%, 10/10/17 (5)(12)	2,000	2,000

Kansas State Development Finance Authority MFH Variable Revenue Bonds, Series B (AMT), Boulevard Apartments (U.S. Bank N.A. LOC), 1.02%, 10/10/17 (5)(12)	14,875	14,875

Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Republic Services, Inc. Project , 1.00%, 12/1/17 (4)(5)	2,000	2,000

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 12/1/17	5,440	5,451

Massachusetts State G.O. Limited RANS, Series B, 2.00%, 5/21/18	30,000	30,215

Massachusetts State G.O. Limited RANS, Series C, 2.00%, 6/25/18	23,300	23,470

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

Mesquite Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 0.96%, 10/10/17 (5)(12)	$3,960	$3,960

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Radnor Towers Apartment Project, 0.90%, 4/1/18 (4)(5)	4,750	4,748

Metropolitan Transportation Authority Revenue BANS, Series B-1, 2.00%, 2/1/18	25,000	25,102

Metropolitan Transportation Authority Revenue BANS, Series B-2, 2.00%, 2/1/18	8,500	8,534

Metropolitan Transportation Authority Variable Revenue Bonds, Series B(Floating, ICE LIBOR USD 1M + 0.35%), 1.18%, 11/1/17 (5)	4,000	4,000

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-4(Floating, ICE LIBOR USD 1M + 0.84%), 1.67%, 11/1/17 (5)	8,010	8,014

Michigan State Finance Authority Revenue Bonds, Hospital CHE Trinity Health Credit Group, 0.85%, 12/1/17 (4)(5)	13,410	13,410

Michigan State Hospital Finance Authority Revenue Bonds, Ascension Health Credit Group, Unrefunded Balance, 0.95%, 2/1/18 (4)(5)	5,805	5,804

Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 2.50%, 8/1/18 (4)(5)	4,500	4,548

Milwaukee Redevelopment Authority Variable Lease Revenue Bonds, University of Wisconsin-Milwaukee Kenilworth Project (U.S. Bank N.A. LOC), 1.00%, 10/6/17 (5)(12)	3,555	3,555

Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Bonds, Series A, Republic Services, Inc., 1.10%, 1/2/18 (4)(5)	5,000	5,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc., 0.97%, 10/3/17 (5)(12)	$1,250	$1,250

Montgomery County Che Trinity Health Credit Group Revenue Bonds, 0.85%, 12/1/17 (4)(5)	10,000	10,000

New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (Toronto Dominion Bank LOC), 0.90%, 10/3/17 (5)(12)	20,000	20,000

New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 0.90%, 10/3/17 (5)(12)	1,100	1,100

New York City Housing Development Corporation MFH Variable Revenue Refunding Bonds, Series D, 0.90%, 1/17/18 (4)(5)	4,000	3,999

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second Generation Resolution, 0.91%, 10/3/17 (5)(12)	12,100	12,100

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series AA-1, Second Generation, 0.94%, 10/3/17 (5)(12)	6,000	6,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1, 0.97%, 10/3/17 (5)(12)	9,000	9,000

New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Subseries B-3, 0.87%, 10/3/17 (5)(12)	11,000	11,000

New York City Water & Sewer System Second General Revenue Bonds, Series DD-1, 0.90%, 10/3/17 (5)(12)	20,000	20,000

New York State Urban Development Corporation Variable Revenue Bonds, Series A3A, State Facilities, 0.94%, 10/10/17 (5)(12)	2,800	2,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

Ohio State Solid Waste Revenue Refunding Bonds, Republic Services, Inc. Project, 1.00%, 12/1/17 (4)(5)	$5,000	$5,000

Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments, 0.85%, 7/1/18 (4)(5)	6,000	5,987

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Variable Waste Management, Inc., 1.18%, 11/1/17 (4)(5)	6,000	6,000

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management, Inc. Project, 1.50%, 5/1/18 (4)(5)	2,000	2,003

Phoenix IDA Revenue Bonds, Broadway Terrace Apartments Project, 1.20%, 8/1/18 (4)(5)	5,000	4,996

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Total Petrochemicals, Series A, 1.00%, 10/10/17 (5)(12)	30,000	30,000

Quincy G.O. Limited BANS, 2.25%, 7/13/18	36,894	37,238

Saint Joseph IDA Health Facilities Variable Revenue Bonds, Heartland Regional Medical Center (U.S. Bank N.A. LOC), 0.90%, 10/3/17 (5)(12)	2,000	2,000

Saint Louis Park Variable Revenue Refunding Bonds, Westwind Apartments Project (Fannie Mae LOC), 1.02%, 10/10/17 (5)(12)	4,000	4,000

San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments, 0.97%, 10/10/17 (5)(12)	5,000	5,000

School District of Broward County G.O. Limited TANS, 2.00%, 6/15/18	23,000	23,156

South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured), 3.00%, 3/1/18	5,000	5,045

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 19.5% – continued

South Dakota Housing Development Authority MFH Variable Revenue Refunding Bonds (Fannie Mae LOC), 1.03%, 10/10/17 (5)(12)	$6,495	$6,495

Southeast Texas State Housing Finance Corporation Variable Revenue Bonds (AMT), Mansions at Moses Lake Apartment (Freddie Mac LOC), 1.00%, 10/10/17 (5)(12)	4,900	4,900

Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds, Series A-1 (PSF-Gtd.), 2.50%, 6/15/18 (4)(5)	4,000	4,043

Texas State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 10/1/17	2,535	2,536

Texas State TRANS, 4.00%, 8/30/18	38,300	39,341

Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project, 0.95%, 10/10/17 (5)(12)	4,680	4,680
Total Short-Term Investments
(Cost $776,754)		776,815

Total Investments – 99.7%
(Cost $3,978,199)		3,980,238

Other Assets less Liabilities – 0.3%		10,964
NET ASSETS – 100.0%		$3,991,202

(1)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(5)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(6)	Maturity date represents the prerefunded date.
(7)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $48,043,000 or 1.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), 1.64%, 11/15/17	11/19/14	$614

Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.44%, 9/1/19	2/24/16	11,400

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 1.41%, 7/1/18	12/17/14	7,000

Nuveen Quality Municipal Income Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 1.84%, 11/1/18	4/7/15	18,000

Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT), 2.44%, 10/10/17	2/24/16	11,000

(8)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(9)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the prerefunded date.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2017 is disclosed.
(12)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	1.5%
U.S. Agency	0.6
AAA	16.8
AA	36.1
A	16.1
BBB	5.9
A1 + (Short Term)	5.4
A1 (Short Term)	14.7
A2 (Short Term)	0.2
Not Rated	2.3
Cash Equivalents	0.4

Total	100.0%

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds (1)	$–	$260,892	$–	$260,892
Foreign Issuer Bonds (1)	–	139,290	–	139,290
U.S. Government Agencies (1)	–	23,717	–	23,717
U.S. Government Obligations (1)	–	59,486	–	59,486
Municipal Bonds (1)	–	2,704,654	–	2,704,654
Investment Companies	15,384	–	–	15,384
Short-Term Investments	–	776,815	–	776,815
Total Investments	$15,384	$3,964,854	$–	$3,980,238

(1)	Classifications as defined in the Schedule of Investments.
The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5%

Auto Floor Plan – 1.1%

Ally Master Owner Trust, Series 2017-2, Class A (Floating, 1M USD LIBOR + 0.34%), 1.57%, 6/15/21 (1)	$5,000	$5,007

Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1 1.55%, 7/15/21	3,000	2,984

Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2 (Floating, 1M USD LIBOR + 0.46%), 1.69%, 11/15/21 (1)	5,000	5,017

GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1 1.96%, 5/17/21 (2)	2,500	2,504

GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2 (Floating, 1M USD LIBOR + 0.57%), 1.80%, 1/18/22 (1)(2)	2,500	2,514

GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1 2.13%, 7/15/22 (2)	5,000	4,985
		23,011

Automobile – 4.6%

Ally Auto Receivables Trust, Series 2017-3, Class A1 1.10%, 6/15/18	3,160	3,160

AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A 1.42%, 10/8/19	372	372

AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A 1.37%, 11/8/19	1,974	1,974

AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A 1.34%, 4/8/20	1,506	1,504

AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A 1.69%, 12/18/20	2,800	2,801

AmeriCredit Automobile Receivables, Series 2016-1, Class A2B (Floating, ICE LIBOR USD 1M + 0.75%), 1.98%, 6/10/19 (1)	213	213

ARI Fleet Lease Trust, Series 2015-A, Class A2 1.11%, 11/15/18 (2)	239	239

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Automobile – 4.6% – continued

ARI Fleet Lease Trust, Series 2017-A, Class A1 1.25%, 6/15/18 (2)	$5,308	$5,304

CarMax Auto Owner Trust, Series 2016-2, Class A2A 1.24%, 6/17/19	521	521

CarMax Auto Owner Trust, Series 2016-4, Class A2 1.21%, 11/15/19	5,599	5,593

CarMax Auto Owner Trust, Series 2017-1, Class A2 1.54%, 2/18/20	8,427	8,429

CarMax Auto Owner Trust, Series 2017-2, Class A1 1.10%, 4/16/18	1,352	1,352

Chesapeake Funding II LLC, Series 2016-2A, Class A1 1.88%, 6/15/28 (2)	5,926	5,930

Chesapeake Funding II LLC, Series 2017-2A, Class A2 (Floating, ICE LIBOR USD 1M + 0.45%), 1.68%, 5/15/29 (1)(2)	3,000	3,007

Chesapeake Funding II LLC, Series 2017-3A, Class A1 1.91%, 8/15/29 (2)	4,000	3,995

Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2 1.36%, 1/15/20 (2)	1,883	1,881

Enterprise Fleet Financing LLC, Series 2015-1, Class A2 1.30%, 9/20/20 (2)	369	369

Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.83%, 9/20/21 (2)	2,998	3,000

Enterprise Fleet Financing LLC, Series 2016-2, Class A2 1.74%, 2/22/22 (2)	3,301	3,298

Enterprise Fleet Financing LLC, Series 2017-1, Class A1 1.05%, 2/20/18 (2)	1,833	1,833

GM Financial Automobile Leasing Trust, Series 2016-1, Class A2A 1.30%, 7/20/18	326	326

GM Financial Automobile Leasing Trust, Series 2017-1, Class A2A 1.67%, 9/20/19	2,474	2,474

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Automobile – 4.6% – continued

GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2A 1.61%, 5/18/20 (2)	$4,000	$3,999

GM Financial Consumer Automobile Trust, Series 2017-1A. Class A1 1.10%, 4/16/18 (2)	635	635

Huntington Auto Trust, Series 2016-1, Class A2 1.29%, 5/15/19	3,212	3,211

Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B (Floating, ICE LIBOR USD 1M + 0.30%), 1.53%, 7/15/19 (1)(2)	4,402	4,406

Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A2 1.15%, 1/15/19	980	980

Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A1 1.15%, 4/16/18	360	360

Nissan Auto Lease Trust, Series 2016-A, Class A2A 1.22%, 8/15/18	944	943

Nissan Auto Lease Trust, Series 2016-B, Class A2A 1.26%, 12/17/18	1,966	1,964

Santander Drive Auto Receivables Trust, Series 2016-3, Class A2 1.34%, 11/15/19	1,737	1,737

Santander Drive Auto Receivables Trust, Series 2017-3, Class A2 1.67%, 6/15/20	5,000	4,998

Securitized Term Auto Receivables Trust, Series 2016-1A, Class A2A 1.28%, 11/26/18 (2)	835	835

Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2A 1.51%, 4/25/19 (2)	2,056	2,055

Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A 1.78%, 1/27/20 (2)(3)	2,000	2,000

World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A 1.20%, 2/15/19	2,539	2,535

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Automobile – 4.6% – continued

World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A2 1.68%, 12/16/19	$2,436	$2,437
		90,670

Credit Card – 8.6%

American Express Credit Account Master Trust, Series 2017-2, Class A (Floating, 1M USD LIBOR + 0.45%), 1.69%, 9/16/24 (1)	6,000	6,046

American Express Credit Account Master Trust, Series 2017-5, Class A (Floating, 1M USD LIBOR + 0.38%), 1.61%, 2/18/25 (1)	2,000	2,010

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	7,000	7,010

BA Credit Card Trust, Series 2017-A2, Class A2 1.84%, 1/17/23	1,000	996

Barclays Dryrock Issuance Trust, Series 2017-1, Class A (Floating, 1M USD LIBOR + 0.33%), 1.56%, 3/15/23 (1)	7,000	7,016

Barclays Dryrock Issuance Trust, Series 2017-2, Class A (Floating, 1M USD LIBOR + 0.30%), 1.53%, 5/15/23 (1)	4,000	4,006

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5 1.60%, 5/17/21	3,500	3,502

Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7 (Floating, 1M USD LIBOR + 0.51%), 1.74%, 9/16/24 (1)	3,250	3,275

Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2 (Floating, 1M USD LIBOR + 0.41%), 1.64%, 1/15/25 (1)	5,000	5,033

CARDS II Trust, Series 2017-1A, Class A (Floating, 1M USD LIBOR + 0.37%), 1.60%, 4/18/22 (1)(2)	3,000	3,008

Chase Issuance Trust, Series 2016-A6, Class A6 1.10%, 1/15/20	5,000	4,996

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Credit Card – 8.6% – continued

Chase Issuance Trust, Series 2017-A1, Class A (Floating, 1M USD LIBOR + 0.30%), 1.53%, 1/18/22 (1)	$5,500	$5,521

Chase Issuance Trust, Series 2017-A2, Class A (Floating, 1M USD LIBOR + 0.40%), 1.63%, 3/15/24 (1)	2,000	2,007

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	3,250	3,245

Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3 (Floating, 1M USD LIBOR + 0.49%), 1.72%, 12/7/23 (1)	15,000	15,130

Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4 (Floating, 1M USD LIBOR + 0.22%), 1.45%, 4/7/22 (1)	6,800	6,817

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/8/22	5,000	4,989

Discover Card Execution Note Trust, Series 2015-A3, Class A 1.45%, 3/15/21	8,000	7,990

Discover Card Execution Note Trust, Series 2016-A1, Class A1 1.64%, 7/15/21	10,000	9,998

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	4,000	3,969

Discover Card Execution Note Trust, Series 2017-A1, Class A1 (Floating, 1M USD LIBOR + 0.49%), 1.72%, 7/15/24 (1)	9,950	10,055

Discover Card Execution Note Trust, Series 2017-A3, Class A3 (Floating, 1M USD LIBOR + 0.23%), 1.46%, 10/17/22 (1)	3,250	3,256

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	7,000	6,985

Evergreen Credit Card Trust, Series 2016-1, Class A (Floating, 1M USD LIBOR + 0.72%), 1.95%, 4/15/20 (1)(2)	4,000	4,012

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Credit Card – 8.6% – continued

Evergreen Credit Card Trust, Series 2016-3, Class A (Floating, 1M USD LIBOR + 0.50%), 1.73%, 11/16/20 (1)(2)	$4,000	$4,016

First National Master Note Trust, Series 2017-1, Class A (Floating, 1M USD LIBOR + 0.40%), 1.63%, 4/18/22 (1)	2,500	2,504

Golden Credit Card Trust, Series 2016-1A, Class A (Floating, 1M USD LIBOR + 0.60%), 1.83%, 1/15/20 (1)(2)	4,250	4,256

Golden Credit Card Trust, Series 2016-5A, Class A 1.60%, 9/15/21 (2)	4,000	3,975

Golden Credit Card Trust, Series 2017-4A, Class A (Floating, 1M USD LIBOR + 0.52%), 1.75%, 7/15/24 (1)(2)	5,000	5,011

Master Credit Card Trust II, Series 2017-1A, Class A 2.26%, 7/21/21 (2)	3,600	3,623

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A 1.60%, 4/15/21	2,000	2,001

World Financial Network Credit Card Master Trust, Series 2015-A, Class A (Floating, 1M USD LIBOR + 0.48%), 1.71%, 2/15/22 (1)	2,500	2,504

World Financial Network Credit Card Master Trust, Series 2016-C, Class A 1.72%, 8/15/23	8,000	7,950

World Financial Network Credit Card Master Trust, Series 2017-B, Class A 1.98%, 6/15/23	4,500	4,497
		171,209

Other – 1.7%

CNH Equipment Trust, Series 2016-B, Class A2A 1.31%, 10/15/19	448	447

CNH Equipment Trust, Series 2017-A, Class A1 1.00%, 4/13/18	1,967	1,966

Dell Equipment Finance Trust, Series 2017-1, Class A1 1.35%, 5/22/18 (2)	2,340	2,340

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Other – 1.7% – continued

GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A1 1.00%, 2/20/18 (2)	$819	$819

John Deere Owner Trust, Series 2017-B, Class A2B (Floating, ICE LIBOR USD 1M + 0.11%), 1.34%, 4/15/20 (1)	4,000	4,002

Kubota Credit Owner Trust, Series 2017-1A, Class A2 1.66%, 5/15/20 (2)	3,000	2,998

MMAF Equipment Finance LLC, Series 2017-AA, Class A1 1.17%, 5/16/18 (2)	833	833

Verizon Owner Trust, Series 2016-1A, Class A 1.42%, 1/20/21 (2)	2,500	2,488

Verizon Owner Trust, Series 2016-2A, Class A 1.68%, 5/20/21 (2)	4,500	4,486

Verizon Owner Trust, Series 2017-1A, Class A 2.06%, 9/20/21 (2)	9,000	9,025

Verizon Owner Trust, Series 2017-2A, Class A 1.92%, 12/20/21 (2)	3,500	3,497

Volvo Financial Equipment LLC, Series 2017-1A, Class A2 1.55%, 10/15/19 (2)	1,000	1,000
		33,901

Whole Loan – 0.5%

Gosforth Funding PLC, Series 2017-1A, Class A1A (Floating, ICE LIBOR USD 3M + 0.47%), 1.79%, 12/19/59 (1)(2)(3)	2,500	2,501

Permanent Master Issuer PLC, Series 2015-1A, Class A1 (Floating, ICE LIBOR USD 3M + 0.50%), 1.80%, 7/15/42 (1)(2)(3)	2,000	2,006

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.5% – continued

Whole Loan – 0.5% – continued

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1 (Floating, ICE LIBOR USD 3M + 0.75%), 2.06%, 1/21/70 (1)(2)(3)	$5,000	$5,045
		9,552
Total Asset-Backed Securities
(Cost $327,925)		328,343

CORPORATE BONDS – 43.9%

Aerospace & Defense – 0.6%

United Technologies Corp., 1.50%, 11/1/19	12,510	12,447

Automobiles Manufacturing – 6.4%

American Honda Finance Corp., 1.70%, 2/22/19	4,000	3,998
(Floating, ICE LIBOR USD 3M + 0.83%), 2.14%, 2/22/19 (1)	5,755	5,810
1.20%, 7/12/19	3,300	3,270
1.95%, 7/20/20	4,050	4,043

Daimler Finance North America LLC, 1.65%, 3/2/18 (2)	6,000	6,001
(Floating, ICE LIBOR USD 3M + 0.42%), 1.74%, 3/2/18 (1)(2)	3,600	3,604
(Floating, ICE LIBOR USD 3M + 0.86%), 2.17%, 8/1/18 (1)(2)	5,000	5,028
(Floating, ICE LIBOR USD 3M + 0.63%), 1.93%, 1/6/20 (1)(2)	7,000	7,034

Ford Motor Credit Co. LLC, 2.55%, 10/5/18	1,500	1,510
(Floating, ICE LIBOR USD 3M + 0.83%), 2.14%, 3/12/19 (1)	15,000	15,072
(Floating, ICE LIBOR USD 3M + 1.00%), 2.30%, 1/9/20 (1)	2,000	2,017
(Floating, ICE LIBOR USD 3M + 1.27%), 2.60%, 3/28/22 (1)	3,192	3,212

General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 2.06%), 3.36%, 1/15/19 (1)	10,000	10,183
(Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 1/14/22 (1)	10,000	10,213

Harley-Davidson Financial Services, Inc., 2.25%, 1/15/19 (2)	4,000	4,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Automobiles Manufacturing – 6.4% – continued

Nissan Motor Acceptance Corp., (Floating, ICE LIBOR USD 3M + 0.80%), 2.10%, 4/6/18 (1)(2)	$5,000	$5,016
(Floating, ICE LIBOR USD 3M + 0.58%), 1.88%, 1/13/20 (1)(2)	3,000	3,018
(Floating, ICE LIBOR USD 3M + 0.89%), 2.19%, 1/13/22 (1)(2)	10,000	10,049

Toyota Motor Credit Corp., 1.25%, 10/5/17	1,000	1,000
1.55%, 10/18/19	9,000	8,952
(Floating, ICE LIBOR USD 3M + 0.37%), 1.68%, 3/12/20 (1)	13,000	13,054

Volkswagen Group of America Finance LLC, (Floating, ICE LIBOR USD 3M + 0.47%), 1.78%, 5/22/18 (1)(2)	1,000	1,001
		127,095

Banks – 3.3%

BB&T Corp., (Floating, ICE LIBOR USD 3M + 0.57%), 1.89%, 6/15/20 (1)	5,000	5,029

Capital One N.A., 1.65%, 2/5/18	3,000	2,999
(Floating, ICE LIBOR USD 3M + 0.77%), 2.08%, 9/13/19 (1)	11,135	11,208
2.35%, 1/31/20	5,000	5,027

HSBC USA, Inc., (Floating, ICE LIBOR USD 3M + 0.88%), 2.21%, 9/24/18 (1)	5,000	5,037
(Floating, ICE LIBOR USD 3M + 0.61%), 1.92%, 11/13/19 (1)	10,000	10,043

MUFG Americas Holdings Corp., 1.63%, 2/9/18	2,000	2,000

PNC Bank N.A., 1.60%, 6/1/18	1,967	1,968
1.85%, 7/20/18	5,000	5,008
2.20%, 1/28/19	3,500	3,520

Wells Fargo Bank N.A., 1.65%, 1/22/18	2,000	2,002
1.75%, 5/24/19	6,200	6,196
(Floating, ICE LIBOR USD 3M + 0.65%), 1.97%, 12/6/19 (1)	5,000	5,049
		65,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Biotechnology – 2.7%

Amgen, Inc., (Floating, ICE LIBOR USD 3M + 0.60%), 1.91%, 5/22/19 (1)	$11,965	$12,049
(Floating, ICE LIBOR USD 3M + 0.45%), 1.76%, 5/11/20 (1)	2,600	2,613
2.20%, 5/11/20	3,000	3,009

Celgene Corp., 2.13%, 8/15/18	2,500	2,510

Gilead Sciences, Inc., 1.85%, 9/4/18	2,300	2,306

Roche Holdings, Inc., (Floating, ICE LIBOR USD 3M + 0.34%), 1.68%, 9/30/19 (1)(2)	30,610	30,735
		53,222

Chemicals – 0.1%

3M Co., 2.00%, 8/7/20	1,455	1,465

Commercial Finance – 0.1%

GATX Corp., 2.60%, 3/30/20	1,357	1,369

Communications Equipment – 0.4%

Apple, Inc., (Floating, ICE LIBOR USD 3M + 0.20%), 1.51%, 2/7/20 (1)	1,500	1,503
(Floating, ICE LIBOR USD 3M + 0.07%), 1.38%, 5/11/20 (1)	1,625	1,626

Cisco Systems, Inc., 1.60%, 2/28/19	4,500	4,497
		7,626

Consumer Finance – 0.8%

American Express Credit Corp., 1.70%, 10/30/19	4,000	3,988
(Floating, ICE LIBOR USD 3M + 0.73%), 2.05%, 5/26/20 (1)	12,500	12,605
		16,593

Diversified Banks – 3.2%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 1.04%), 2.34%, 1/15/19 (1)	3,000	3,029
(Floating, ICE LIBOR USD 3M + 0.87%), 2.21%, 4/1/19 (1)	5,000	5,045
(Floating, ICE LIBOR USD 3M + 1.42%), 2.73%, 4/19/21 (1)	7,000	7,201

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Diversified Banks – 3.2% – continued

Citigroup, Inc., (Floating, ICE LIBOR USD 3M + 0.77%), 2.07%, 4/8/19 (1)	$5,000	$5,030
(Floating, ICE LIBOR USD 3M + 0.79%), 2.09%, 1/10/20 (1)	10,000	10,075
(Floating, ICE LIBOR USD 3M + 1.07%), 2.39%, 12/8/21 (1)	5,000	5,070

JPMorgan Chase & Co., (Floating, ICE LIBOR USD 3M + 0.96%), 2.27%, 1/23/20 (1)	7,000	7,108

Wells Fargo & Co., 1.50%, 1/16/18	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.63%), 1.94%, 4/23/18 (1)	1,215	1,219
(Floating, ICE LIBOR USD 3M + 0.46%), 1.77%, 4/22/19 (1)	6,983	7,005
(Floating, ICE LIBOR USD 3M + 0.93%), 2.24%, 2/11/22 (1)	10,000	10,093
		62,875

Electrical Equipment Manufacturing – 1.5%

Amphenol Corp., 2.20%, 4/1/20	3,960	3,966

General Electric Co., (Floating, ICE LIBOR USD 3M + 0.51%), 1.81%, 1/14/19 (1)	3,100	3,117
(Floating, ICE LIBOR USD 3M + 0.62%), 1.92%, 1/9/20 (1)	10,000	10,115
2.20%, 1/9/20	1,822	1,838

Honeywell International, Inc., 1.40%, 10/30/19	11,000	10,932
		29,968

Entertainment Content – 0.8%

Walt Disney (The) Co.,
1.10%, 12/1/17	5,189	5,187
1.65%, 1/8/19	2,345	2,347
1.95%, 3/4/20	3,000	3,010
1.80%, 6/5/20	5,000	4,994
		15,538

Financial Services – 2.7%

Bank of New York Mellon (The) Corp., (Floating, ICE LIBOR USD 3M + 0.87%), 2.18%, 8/17/20 (1)	2,000	2,035

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Financial Services – 2.7% – continued

General Electric Co./LJ VP Holdings LLC, 3.80%, 6/18/19 (2)	$2,475	$2,555

Goldman Sachs Group (The), Inc., (Floating, ICE LIBOR USD 3M + 0.80%), 2.12%, 12/13/19 (1)	3,500	3,527
(Floating, ICE LIBOR USD 3M + 1.20%), 2.52%, 9/15/20 (1)	7,000	7,133
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 7/24/23 (1)	10,000	10,034

Morgan Stanley, 2.45%, 2/1/19	5,000	5,035
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 4/21/21 (1)	4,000	4,108
(Floating, ICE LIBOR USD 3M + 1.18%), 2.49%, 1/20/22 (1)	10,000	10,141

State Street Corp., (Floating, ICE LIBOR USD 3M + 0.90%), 2.22%, 8/18/20 (1)	8,645	8,821
		53,389

Food & Beverage – 2.2%

Anheuser-Busch InBev Finance, Inc., (Floating, ICE LIBOR USD 3M + 0.40%), 1.71%, 2/1/19 (1)	24,945	25,043

Anheuser-Busch InBev Worldwide, Inc., (Floating, ICE LIBOR USD 3M + 0.69%), 2.00%, 8/1/18 (1)	8,625	8,667

Molson Coors Brewing Co., 1.90%, 3/15/19 (2)	5,000	4,993

PepsiCo, Inc., (Floating, ICE LIBOR USD 3M + 0.27%), 1.61%, 10/4/19 (1)	2,000	2,007

Tyson Foods, Inc., (Floating, ICE LIBOR USD 3M + 0.55%), 1.87%, 6/2/20 (1)	3,900	3,919
		44,629

Home Improvement – 0.1%

Stanley Black & Decker, Inc., 1.62%, 11/17/18	3,000	2,993

Homebuilders – 0.7%

D.R. Horton, Inc., 3.75%, 3/1/19	9,755	9,938
4.00%, 2/15/20	4,319	4,473
		14,411

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Integrated Oils – 2.6%

Chevron Corp., 1.37%, 3/2/18	$12,695	$12,694
1.56%, 5/16/19	7,000	6,990
(Floating, ICE LIBOR USD 3M + 0.41%), 1.73%, 11/15/19 (1)	8,500	8,558
(Floating, ICE LIBOR USD 3M + 0.95%), 2.26%, 5/16/21 (1)	4,500	4,608
(Floating, ICE LIBOR USD 3M + 0.48%), 1.80%, 3/3/22 (1)	4,975	4,999

Exxon Mobil Corp., 1.44%, 3/1/18	1,000	1,000
1.71%, 3/1/19	7,500	7,506
(Floating, ICE LIBOR USD 3M + 0.78%), 2.10%, 3/1/19 (1)	1,770	1,788
1.91%, 3/6/20	3,700	3,710
		51,853

Machinery Manufacturing – 2.2%

Caterpillar Financial Services Corp., 1.80%, 11/13/18	5,750	5,757
1.35%, 5/18/19	9,876	9,811
(Floating, ICE LIBOR USD 3M + 0.59%), 1.91%, 6/6/22 (1)	5,000	5,014

John Deere Capital Corp., 1.35%, 1/16/18	1,500	1,500
1.60%, 7/13/18	1,000	1,001
(Floating, ICE LIBOR USD 3M + 0.57%), 1.87%, 1/8/19 (1)	1,055	1,062
1.95%, 1/8/19	3,000	3,012
(Floating, ICE LIBOR USD 3M + 0.29%), 1.59%, 10/9/19 (1)	4,560	4,579
2.05%, 3/10/20	4,525	4,545
2.20%, 3/13/20	2,580	2,599
1.95%, 6/22/20	4,600	4,605
		43,485

Managed Care – 0.6%

UnitedHealth Group, Inc., 1.90%, 7/16/18	12,000	12,032

Mass Merchants – 0.6%

Costco Wholesale Corp., 1.70%, 12/15/19	6,550	6,543

Target Corp., 4.88%, 5/15/18	3,000	3,057

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Mass Merchants – 0.6% – continued

Wal-Mart Stores, Inc., 1.13%, 4/11/18	$3,250	$3,246
		12,846

Medical Equipment & Devices Manufacturing – 0.4%

Medtronic, Inc., 1.50%, 3/15/18	1,835	1,835
(Floating, ICE LIBOR USD 3M + 0.80%), 2.12%, 3/15/20 (1)	5,355	5,440
		7,275

Pharmaceuticals – 2.5%

AbbVie, Inc., 1.80%, 5/14/18	4,000	4,006

Eli Lilly & Co., 1.25%, 3/1/18	3,705	3,703
1.95%, 3/15/19	1,225	1,231

Merck & Co., Inc., (Floating, ICE LIBOR USD 3M + 0.38%), 1.68%, 2/10/20 (1)	18,714	18,823
1.85%, 2/10/20	11,000	11,013

Novartis Capital Corp., 1.80%, 2/14/20	7,215	7,217

Pfizer, Inc., 1.50%, 6/15/18	4,000	4,001
		49,994

Pipeline – 0.1%

Enterprise Products Operating LLC, 1.65%, 5/7/18	3,000	2,999

Property & Casualty Insurance – 0.2%

Berkshire Hathaway Finance Corp., 1.30%, 8/15/19	3,000	2,978

Berkshire Hathaway, Inc., (Floating, ICE LIBOR USD 3M + 0.15%), 1.46%, 8/6/18 (1)	1,554	1,556
		4,534

Publishing & Broadcasting – 0.5%

NBCUniversal Enterprise, Inc., (Floating, ICE LIBOR USD 3M + 0.69%), 1.99%, 4/15/18 (1)(2)	9,137	9,168

Railroad – 0.3%

Union Pacific Corp., 5.70%, 8/15/18	5,020	5,192

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Refining & Marketing – 0.1%

Phillips 66, (Floating, ICE LIBOR USD 3M + 0.65%), 1.95%, 4/15/19 (1)(2)	$2,300	$2,303

Retail – Consumer Discretionary – 1.3%

Amazon.com, Inc., 1.90%, 8/21/20 (2)	6,800	6,817

eBay, Inc., 2.15%, 6/5/20	2,700	2,706

Home Depot (The), Inc., 2.00%, 6/15/19	7,894	7,943
1.80%, 6/5/20	2,100	2,102

Lowe’s Cos., Inc., (Floating, ICE LIBOR USD 3M + 0.60%), 1.92%, 9/14/18 (1)	4,550	4,574
1.15%, 4/15/19	1,000	992
		25,134

Retail – Consumer Staples – 0.1%

Sysco Corp., 1.90%, 4/1/19	1,350	1,349

Semiconductors – 1.4%

Intel Corp., 1.35%, 12/15/17	6,880	6,881

KLA-Tencor Corp., 2.38%, 11/1/17	1,000	1,000

QUALCOMM, Inc., (Floating, ICE LIBOR USD 3M + 0.45%), 1.77%, 5/20/20 (1)	2,345	2,360
2.10%, 5/20/20	17,600	17,734
		27,975

Software & Services – 0.8%

International Business Machines Corp., 1.90%, 1/27/20	12,200	12,216

Microsoft Corp., 1.85%, 2/6/20	1,540	1,546

Oracle Corp., 2.25%, 10/8/19	2,133	2,159
		15,921

Supermarkets & Pharmacies – 0.4%

CVS Health Corp., 1.90%, 7/20/18	4,000	4,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 43.9% – continued

Supermarkets & Pharmacies – 0.4% – continued

Kroger (The) Co., 2.00%, 1/15/19	$3,500	$3,506
		7,516

Transportation & Logistics – 2.0%

PACCAR Financial Corp., 1.40%, 11/17/17	3,000	3,000
1.45%, 3/9/18	1,000	1,000
1.40%, 5/18/18	12,345	12,339
1.75%, 8/14/18	2,000	2,004
1.30%, 5/10/19	4,000	3,973
1.20%, 8/12/19	1,500	1,482

United Parcel Service, Inc., (Floating, ICE LIBOR USD 3M + 0.38%), 1.69%, 5/16/22 (1)	17,015	17,064
		40,862

Utilities – 1.6%

Dominion Energy, Inc., 1.88%, 1/15/19	9,200	9,188

Public Service Enterprise Group, Inc., 1.60%, 11/15/19	10,000	9,891

Sempra Energy, 1.63%, 10/7/19	5,000	4,969

WEC Energy Group, Inc., 1.65%, 6/15/18	7,500	7,499
		31,547

Wireless Telecommunications Services – 0.6%

AT&T, Inc., (Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 2/14/23 (1)	8,600	8,581

Verizon Communications, Inc., (Floating, ICE LIBOR USD 3M + 0.77%), 2.09%,6/17/19 (1)	4,000	4,034
		12,615
Total Corporate Bonds
(Cost $871,081)		873,306

FOREIGN ISSUER BONDS – 26.5%

Banks – 8.8%

ABN AMRO Bank N.V., (Floating, ICE LIBOR USD 3M + 0.64%), 1.94%, 1/18/19 (1)(2)	1,000	1,004

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 26.5% – continued

Banks – 8.8% – continued

Australia & New Zealand Banking Group Ltd., 1.50%, 1/16/18	$4,000	$4,000
(Floating, ICE LIBOR USD 3M + 0.56%), 1.88%, 5/15/18 (1)	3,500	3,511

BNZ International Funding Ltd., 1.90%, 2/26/18 (2)	3,500	3,504

Canadian Imperial Bank of Commerce, (Floating, ICE LIBOR USD 3M + 0.72%), 2.04%, 6/16/22 (1)	5,000	5,023

Commonwealth Bank of Australia, (Floating, ICE LIBOR USD 3M + 0.83%), 2.15%, 9/6/21 (1)(2)	5,604	5,651
(Floating, ICE LIBOR USD 3M + 0.70%), 2.02%, 3/10/22 (1)(2)	7,145	7,157

Cooperatieve Rabobank U.A., 1.38%, 8/9/19	10,000	9,916

DNB Bank ASA, (Floating, ICE LIBOR USD 3M + 1.07%), 2.39%,6/2/21 (1)(2)	10,000	10,154

ING Bank N.V., (Floating, ICE LIBOR USD 3M + 0.55%), 1.87%, 3/16/18 (1)(2)	4,500	4,509
1.65%, 8/15/19 (2)	3,000	2,975

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 2.48%, 3/29/22 (1)	5,010	5,099

Lloyds Bank PLC, (Floating, ICE LIBOR USD 3M + 0.52%), 1.84%, 3/16/18 (1)	7,300	7,314
2.05%, 1/22/19	4,900	4,909

Mizuho Bank Ltd., 1.80%, 3/26/18 (2)	3,000	3,003

National Australia Bank Ltd., (Floating, ICE LIBOR USD 3M + 0.64%), 1.95%, 7/23/18 (1)(2)	1,400	1,406
1.38%, 7/12/19	1,000	993
(Floating, ICE LIBOR USD 3M + 0.89%), 2.19%, 1/10/22 (1)(2)	10,000	10,099

Skandinaviska Enskilda Banken AB, 1.50%, 9/13/19	6,620	6,554
2.30%, 3/11/20	12,500	12,570

Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	5,000	5,010

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 26.5% – continued

Banks – 8.8% – continued

Svenska Handelsbanken, (Floating, ICE LIBOR USD 3M + 0.65%), 1.96%, 1/11/19 (1)	$6,100	$6,098

Svenska Handelsbanken AB, (Floating, ICE LIBOR USD 3M + 0.49%), 1.81%, 6/17/19 (1)	2,500	2,512
1.95%, 9/8/20	6,200	6,181

Toronto-Dominion Bank (The), 1.85%, 9/11/20	2,800	2,789

Westpac Banking Corp., 1.65%, 5/13/19	5,282	5,263
1.60%, 8/19/19	7,000	6,968
(Floating, ICE LIBOR USD 3M + 0.43%), 1.75%, 3/6/20 (1)	7,000	7,022
(Floating, ICE LIBOR USD 3M + 0.85%), 2.17%, 8/19/21 (1)	10,000	10,109
(Floating, ICE LIBOR USD 3M + 0.85%), 2.16%, 1/11/22 (1)	14,000	14,124
		175,427

Diversified Banks – 5.4%

Bank of Montreal, 1.35%, 8/28/18	1,000	998
1.50%, 7/18/19	4,450	4,422
(Floating, ICE LIBOR USD 3M + 0.65%), 1.95%, 7/18/19 (1)	5,911	5,956
(Floating, ICE LIBOR USD 3M + 0.79%), 2.11%, 8/27/21 (1)	9,581	9,682

Bank of Nova Scotia (The), (Floating, ICE LIBOR USD 3M + 0.62%), 1.94%, 12/5/19 (1)	10,000	10,075
(Floating, ICE LIBOR USD 3M + 0.39%), 1.69%, 7/14/20 (1)	5,500	5,502

BNP Paribas S.A., 2.40%, 12/12/18	5,550	5,592
2.45%, 3/17/19	3,500	3,530

Credit Agricole S.A., (Floating, ICE LIBOR USD 3M + 0.80%), 2.10%, 4/15/19 (1)(2)	10,000	10,089
(Floating, ICE LIBOR USD 3M + 0.97%), 2.29%, 6/10/20 (1)(2)	4,000	4,058

HSBC Holdings PLC, (Floating, ICE LIBOR USD 3M + 1.66%), 2.98%, 5/25/21 (1)	10,000	10,362

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 26.5% – continued

Diversified Banks – 5.4% – continued

Mizuho Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.48%), 2.78%, 4/12/21 (1)(2)	$2,700	$2,767
(Floating, ICE LIBOR USD 3M + 1.14%), 2.46%, 9/13/21 (1)	5,000	5,074

Nordea Bank AB, 1.63%, 5/15/18 (2)	6,250	6,251
1.63%, 9/30/19 (2)	9,000	8,945

Societe Generale S.A., (Floating, ICE LIBOR USD 3M + 1.08%), 2.42%, 10/1/18 (1)	3,000	3,025

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 3.00%, 3/9/21 (1)	10,000	10,338
		106,666

Electrical Equipment Manufacturing – 2.1%

Siemens Financieringsmaatschappij N.V., 1.45%, 5/25/18 (2)	7,000	6,997
(Floating, ICE LIBOR USD 3M + 0.28%), 1.60%, 5/25/18 (1)(2)	2,550	2,554
1.30%, 9/13/19 (2)	11,815	11,679
(Floating, ICE LIBOR USD 3M + 0.32%), 1.64%, 9/13/19 (1)(2)	5,025	5,042
2.20%, 3/16/20 (2)	15,000	15,152
		41,424

Exploration & Production – 1.0%

Sinopec Group Overseas Development 2014 Ltd., (Floating, ICE LIBOR USD 3M + 0.92%), 2.22%, 4/10/19 (1)(2)	20,000	20,113

Financial Services – 1.1%

UBS A.G., (Floating, ICE LIBOR USD 3M + 0.64%), 1.95%, 8/14/19 (1)	8,500	8,555
2.20%, 6/8/20 (2)	2,200	2,204

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 2.77%, 9/24/20 (1)(2)	10,000	10,203
		20,962

Food & Beverage – 0.5%

Mondelez International Holdings Netherlands B.V., 1.63%, 10/28/19 (2)	10,000	9,923

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 26.5% – continued

Government Agencies – 0.5%

Kommunalbanken A.S., (Floating, ICE LIBOR USD 3M + 0.13%), 1.45%, 9/8/21 (1)(2)	$10,000	$10,000

Government Development Banks – 0.5%

Bank Nederlandse Gemeenten N.V., 1.50%, 2/15/19 (2)	3,000	2,994

Landwirtschaftliche Rentenbank, 1.38%, 10/23/19	5,500	5,469

Svensk Exportkredit AB, (Floating, ICE LIBOR USD 3M + 0.33%), 1.63%, 1/14/19 (1)	1,500	1,506
		9,969

Government Regional – 0.5%

Municipality Finance PLC, (Floating, ICE LIBOR USD 3M + 0.17%), 1.48%, 2/7/20 (1)(2)	6,400	6,417

Province of Ontario Canada, 1.63%, 1/18/19	4,000	3,996
		10,413

Integrated Oils – 4.3%

BP Capital Markets PLC, 1.67%, 2/13/18	3,000	3,002
1.38%, 5/10/18	4,000	3,998
1.68%, 5/3/19	1,000	1,000
2.32%, 2/13/20	4,379	4,417
(Floating, ICE LIBOR USD 3M + 0.87%), 2.19%, 9/16/21 (1)	8,433	8,570

Shell International Finance B.V., 1.63%, 11/10/18	7,000	7,005
(Floating, ICE LIBOR USD 3M + 0.58%), 1.89%, 11/10/18 (1)	4,000	4,023
1.38%, 5/10/19	5,000	4,982
1.38%, 9/12/19	13,426	13,340
(Floating, ICE LIBOR USD 3M + 0.35%), 1.66%, 9/12/19 (1)	1,545	1,554
(Floating, ICE LIBOR USD 3M + 0.45%), 1.76%, 5/11/20 (1)	5,035	5,078
2.13%, 5/11/20	5,090	5,121

Statoil ASA, 1.15%, 5/15/18	3,750	3,743
(Floating, ICE LIBOR USD 3M + 0.46%), 1.77%, 11/8/18 (1)	8,730	8,766

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 26.5% – continued

Integrated Oils – 4.3% – continued

Total Capital International S.A., (Floating, ICE LIBOR USD 3M + 0.57%), 1.88%, 8/10/18 (1)	$3,969	$3,986
2.13%, 1/10/19	7,000	7,045
		85,630

Pharmaceuticals – 0.7%

Allergan Funding SCS, 2.35%, 3/12/18	5,000	5,014

Mylan N.V., 2.50%, 6/7/19	2,000	2,008

Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	7,130	7,116
		14,138

Pipeline – 0.1%

TransCanada PipeLines Ltd., 1.88%, 1/12/18	2,000	2,002

Supermarkets & Pharmacies – 0.2%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (2)	4,000	3,999

Wireline Telecommunications Services – 0.8%

Deutsche Telekom International Finance B.V., 1.50%, 9/19/19 (2)	5,000	4,948
(Floating, ICE LIBOR USD 3M + 0.58%), 1.88%, 1/17/20 (1)(2)	10,750	10,784
		15,732
Total Foreign Issuer Bonds
(Cost $524,058)		526,398

U.S. GOVERNMENT AGENCIES – 0.3% (4)

Fannie Mae – 0.2%
1.50%, 7/30/20	4,700	4,675

Federal Home Loan Bank – 0.1%
0.88%, 6/29/18	1,000	997
Total U.S. Government Agencies
(Cost $5,686)		5,672

U.S. GOVERNMENT OBLIGATIONS – 11.2%

U.S. Treasury Notes – 11.2%
0.75%, 7/31/18	5,000	4,976

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 11.2% – continued

U.S. Treasury Notes – 11.2% – continued
1.00%, 9/15/18	$20,000	$19,930
0.75%, 9/30/18	15,000	14,909
0.75%, 2/15/19	5,000	4,955
0.88%, 4/15/19	41,000	40,651
0.88%, 5/15/19	7,000	6,936
0.88%, 6/15/19	20,000	19,807
0.75%, 7/15/19	7,000	6,913
1.38%, 7/31/19	10,000	9,984
1.25%, 8/31/19	10,000	9,957
0.88%, 9/15/19	10,000	9,884
1.00%, 10/15/19	25,000	24,754
1.50%, 6/15/20	10,000	9,978
1.50%, 7/15/20	10,000	9,973
1.38%, 9/15/20	30,000	29,793
		223,400
Total U.S. Government Obligations
(Cost $224,819)		223,400

MUNICIPAL BONDS – 0.1%

Texas – 0.1%

Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B, 1.89%, 11/15/17	1,915	1,916
Total Municipal Bonds
(Cost $1,915)		1,916

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (5)(6)	39,606,098	$39,606
Total Investment Companies
(Cost $39,606)		39,606

Total Investments – 100.5%
(Cost $1,995,090)		1,998,641

Liabilities less Other Assets – (0.5%)		(9,199)
NET ASSETS – 100.0%		$1,989,442

(1)	Variable rate security. Rate as of September 30, 2017 is disclosed.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $11,552,000 or 0.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gosforth Funding PLC, Series 2017-1A, Class A1A, 1.79%, 12/19/59	9/19/17	$2,500
Permanent Master Issuer PLC, Series 2015-1A, Class A1, 1.80%, 7/15/42	10/14/15	2,000
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A, 1.78%, 1/27/20	9/27/17	2,000
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1, 2.06%, 1/21/70	2/18/16	5,000

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.2%
U.S. Agency	0.3
AAA	16.5
AA	18.5
A	37.8
BBB	12.8
Cash Equivalents	2.0
Not Rated	0.9

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities (1)	$–	$328,343	$–	$328,343
Corporate Bonds (1)	–	873,306	–	873,306
Foreign Issuer Bonds (1)	–	526,398	–	526,398
U.S. Government Agencies (1)	–	5,672	–	5,672
U.S. Government Obligations (1)	–	223,400	–	223,400
Municipal Bonds (1)	–	1,916	–	1,916
Investment Companies	39,606	–	–	39,606
Total Investments	$39,606	$1,959,035	$–	$1,998,641

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

USD – United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 41.1% (1)

Fannie Mae – 26.2%
0.00%, 10/9/19 (2)	$150	$145
1.50%, 2/28/20	500	499

Pool #555649, 7.50%, 10/1/32	44	49

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.91%), 3.59%,9/1/36 (3)	128	135

Pool #AB6782, 2.50%, 11/1/27	149	151

Pool #AO7970, 2.50%, 6/1/27	107	109

Pool #AS7568, 4.50%, 7/1/46	573	616

Pool #AS8807, 3.50%, 2/1/47	290	299

Pool #BD1165, 3.00%, 10/1/46	311	312

Pool #BE3619, 5/1/47 (4)	225	237

Pool #BE3702, 6/1/47 (4)	211	222

Pool #BE5651, 3.00%, 2/1/47	194	195

Pool #BH1179, 6/1/47 (4)	226	239

Pool #MA2864, 3.50%, 1/1/47	200	206

Pool #MA2907, 4.00%, 2/1/47	316	332

Pool #MA2929, 3.50%, 3/1/47	202	208

Pool #MA2995, 4.00%, 5/1/47	320	337

Pool #MA3027, 6/1/47 (4)	225	237

Pool #MA3149, 10/1/47 (4)	230	242

Pool TBA, 10/17/47 (4)	1,110	1,156
		5,926

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 41.1% (1) – continued

Federal Home Loan Bank – 5.4%
1.38%, 9/28/20	$975	$966
3.00%, 9/11/26	250	258
		1,224

Freddie Mac – 4.2%
1.75%, 6/29/20	350	349

Pool #1J0365, (Floating, ICE LIBOR USD 1Y + 1.89%), 3.62%, 4/1/37 (3)	202	213

Pool #1J2840, (Floating, ICE LIBOR USD 1Y + 1.90%), 3.65%, 9/1/37 (3)	357	378

Pool #410092, (Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%), 3.09%, 11/1/24 (3)	18	18
		958

Freddie Mac Gold – 2.3%

Pool #G08617, 4.50%, 11/1/44	133	142

Pool #V60613, 2.50%, 9/1/29	380	384
		526

Government National Mortgage Association – 3.0%

Series 2012-123, Class A, 1.04%, 7/16/46	364	334

Series 2013-12, Class KA, 1.50%, 12/16/43	20	20

Series 2013-17, Class AF, 1.21%, 11/16/43	327	317
		671

Government National Mortgage Association I – 0.0%

Pool #268360, 10.00%, 4/15/19	1	1

Pool #270288, 10.00%, 6/15/19	4	4
		5
Total U.S. Government Agencies
(Cost $9,359)		9,310

U.S. GOVERNMENT OBLIGATIONS – 51.8%

U.S. Treasury Inflation Indexed Notes – 3.6%
0.13%, 4/15/18	220	233

See Notes to the Financial Statements.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 51 .8% continued

U.S. Treasury Inflation Indexed Notes – 3.6% continued
0.13%, 4/15/22	$460	$463
0.38%, 7/15/27	115	114
		810

U.S. Treasury Notes – 48.2%
1.38%, 7/31/19	1,675	1,672
1.50%, 8/15/20	2,505	2,497
1.88%, 7/31/22	2,660	2,654
2.25%, 12/31/23	1,685	1,701
2.13%, 7/31/24	1,520	1,518
2.25%, 8/15/27	885	879
		10,921
Total U.S. Government Obligations
(Cost $11,770)		11,731

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 15.4%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (5)(6)	3,499,000	$3,499
Total Investment Companies
(Cost $3,499)		3,499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.2%

U.S. Treasury Bill, 1.05%, 10/26/17 (7)(8)	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 110.5%
(Cost $25,128)		25,040

Liabilities less Other Assets – (10.5%)		(2,375)
NET ASSETS – 100.0%		$22,665

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Ultra 10-Year
U.S. Treasury Note	(3)	$403	Short	12/17	$3
U.S. Treasury Long Bond	(2)	306	Short	12/17	4

Total					$7

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	51.5%
U.S. Agency	33.9
AA	0.6
Cash Equivalents	14.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies (1)	$–	$9,310	$–	$9,310
U.S. Government Obligations (1)	–	11,731	–	11,731
Investment Companies	3,499	–	–	3,499
Short-Term Investments	–	500	–	500
Total Investments	$3,499	$21,541	$–	$25,040

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7	$–	$–	$7

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

CMT – Constant Maturity

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

TBA – To be Announced

USD – United States Dollar

See Notes to the Financial Statements.

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2017 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2017, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Core Bond	Short	Hedging/Liquidity

Fixed Income	Short	Hedging/Liquidity

Short Bond	Short	Hedging/Liquidity

Short-Intermediate U.S. Government	Long/Short	Hedging/Liquidity

U.S. Government	Long	Hedging/Liquidity

At September 30, 2017, the aggregate market value of assets pledged to cover margin requirements for open positions for the Core Bond, Fixed Income, Short Bond, Short- Intermediate U.S. Government and U.S. Government Funds was approximately $1,000,000, $5,907,000, $1,000,000, $1,150,000 and $500,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts or forward currency exchange contracts for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or may also be authorized to enter into such transactions as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency

FIXED-INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2017.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2017, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of the its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2017.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectuses.

Redemption fees for the six months ended September 30, 2017 were approximately $5,000 for the High Yield Fixed income Fund. Redemption fees for the fiscal year ended March 31, 2017 were approximately $72,000 for the High Yield Fixed Income Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 - Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

Short Bond	Daily	Monthly

Short-Intermediate U.S. Government	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$604	$(604)	$–
Fixed Income	2,880	(2,880)	–
Short Bond	220	(91)	(129)
Short-Intermediate U.S. Government	237	(237)	–
U.S. Government	40	(40)	–

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2016 through the fiscal year ended March 31, 2017, the following Fund incurred net capital losses and/or late year ordinary losses, which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Core Bond	$4,128

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Fixed Income	$9,313	$7,606
High Yield Fixed Income	130,578	286,219
Short Bond	703	7,403
Short-Intermediate
U.S. Government	2,671	379
Tax-Advantaged Ultra-Short Fixed Income	–	3
U.S. Government	902	49

FIXED-INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Core Bond	$–	$31	$–	$(1,132)

Fixed Income	–	122	–	2,741

High Yield Fixed Income	–	5,503	–	67,120

Short Bond	–	–	–	140

Short-Intermediate U.S. Government	–	48	–	(170)

Tax-Advantaged Ultra-Short Fixed Income	304	173	–	474

Ultra-Short Fixed Income	–	626	–	2,576

U.S. Government	–	101	–	(5)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Core Bond	$–	$7,344	$–	$–

Fixed Income	–	34,879	–	–

High Yield Fixed Income	–	289,418	–	–

Short Bond	–	7,237	–	130

Short-Intermediate U.S. Government	–	1,312	–	–

Tax-Advantaged Ultra-Short Fixed Income	16,361	11,319	–	–

Ultra-Short Fixed Income	–	20,306	–	–

U.S. Government	–	274	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Core Bond	$–	$7,236	$57	$–

Fixed Income	–	48,963	5,581	–

High Yield Fixed Income	–	298,703	–	–

Short Bond	–	8,013	–	223

Short-Intermediate U.S. Government	–	984	–	–

Tax-Advantaged Ultra-Short Fixed Income	10,342	11,346	1,156	–

Ultra-Short Fixed Income	–	15,641	712	–

U.S. Government	–	230	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2017, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Fixed Income	0.79%	0.766%	0.743%	0.80%
Short Bond	0.38%	0.369%	0.358%	0.40%
Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22,

FIXED-INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2017, the uninvested cash of the Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund and Ultra-Short Fixed Income Fund is invested in the Northern Institutional Funds Government Assets Portfolio, and the uninvested cash of the Short-Intermediate U.S. Government Fund, Tax-Advantaged Ultra-Short Fixed Income Fund and U.S. Government Fund is invested in the Northern Institutional Funds U.S. Government Portfolio (together with the Northern Institutional Funds Government Assets Portfolio, the “Portfolios”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of each Portfolio’s prospectus) on any assets invested in the Portfolios is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2017, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*
Tax-Advantaged Ultra-Short Fixed Income	$150,040	$63,915

*	During the six months ended September 30, 2017, the realized gain (loss) associated with these transactions was zero.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$436,866	$46,665	$420,668	$50,973
Fixed Income	1,840,181	213,311	1,837,768	181,907
High Yield Fixed Income	–	2,099,461	–	2,205,422
Short Bond	217,864	161,725	179,711	181,036
Short-Intermediate U.S. Government	266,783	–	277,408	–
Tax-Advantaged Ultra-Short Fixed Income	–	886,527	–	569,132
Ultra-Short Fixed Income	104,440	375,737	130,952	557,201
U.S. Government	40,931	–	42,228	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Core Bond	$3,330	$(1,378)	$1,952	$252,480
Fixed Income	23,879	(6,974)	16,905	1,165,352

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
High Yield Fixed Income	$132,015	$(38,721)	$93,294	$4,161,661
Short Bond	1,776	(1,085)	691	514,512
Short-Intermediate U.S. Government	203	(814)	(611)	132,189
Tax-Advantaged Ultra Short Fixed Income	6,023	(3,988)	2,035	3,978,203

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Ultra-Short Fixed Income	$6,734	$(3,183)	$3,551	$1,995,090
U.S. Government	68	(158)	(90)	25,137

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	4,387	$44,932	37	$377	(5,342)	$(54,735)	(918)	$(9,426)
Fixed Income	8,042	82,022	347	3,546	(10,209)	(104,154)	(1,820)	(18,586)
High Yield Fixed Income	26,647	183,164	2,485	17,063	(55,274)	(379,687)	(26,142)	(179,460)
Short Bond	3,714	69,955	36	802	(2,812)	(53,069)	938	17,688
Short-Intermediate U.S. Government	598	5,867	43	426	(1,959)	(19,236)	(1,318)	(12,943)
Tax-Advantaged Ultra-Short Fixed Income	127,533	1,293,429	412	4,176	(84,096)	(852,845)	43,849	444,760
Ultra-Short Fixed Income	55,221	563,990	641	6,551	(77,431)	(790,881)	(21,569)	(220,340)
U.S. Government	99	956	8	80	(247)	(2,396)	(140)	(1,360)

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	9,608	$99,636	208	$2,105	(7,929)	$(81,277)	1,887	$20,464
Fixed Income	29,673	304,802	659	6,757	(45,987)	(467,956)	(15,565)	(156,397)
High Yield Fixed Income	138,140	918,468	4,947	33,189	(293,636)	(1,955,205)	(150,549)	(1,003,548)
Short Bond	9,808	185,142	72	1,356	(13,365)	(252,765)	(3,485)	(66,267)
Short-Intermediate U.S. Government	1,993	19,793	62	618	(5,212)	(51,565)	(3,157)	(31,154)
Tax-Advantaged Ultra-Short Fixed Income	279,950	2,835,839	619	6,271	(263,663)	(2,670,145)	16,906	171,965
Ultra-Short Fixed Income	178,115	1,816,683	801	8,164	(114,211)	(1,164,978)	64,705	659,869
U.S. Government	535	5,231	12	126	(675)	(6,588)	(128)	(1,201)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Core Bond	Northern Institutional Funds - Government Assets Portfolio	$20,994	$203,717	$209,048	$–	$–	$50	$15,663	15,663

FIXED-INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Fixed Income	Northern Institutional Funds - Government Assets Portfolio	$111,333	$843,174	$903,304	$–	$–	$222	$51,203	51,203
High Yield Fixed Income	Northern Institutional Funds - Government Assets Portfolio	192,157	993,130	1,080,741	–	–	656	104,546	104,546
Short Bond	Northern Institutional Funds - Government Assets Portfolio	4,816	212,785	206,218	–	–	29	11,383	11,383
Short-Intermediate U.S. Government	Northern Institutional Funds - U.S. Government Portfolio	5,564	145,780	138,926	–	–	36	12,418	12,418
Tax-Advantaged Ultra Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio	13,466	1,444,919	1,443,001	–	–	259	15,384	15,384
Ultra-Short Fixed Income	Northern Institutional Funds - Government Assets Portfolio	24,524	584,087	569,005	–	–	122	39,606	39,606
U.S. Government	Northern Institutional Funds - U.S. Government Portfolio	2,176	21,352	20,029	–	–	6	3,499	3,499

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2017:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$83	*	Net Assets - Net unrealized depreciation	$–
Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	345	*	Net Assets - Net unrealized depreciation	–
Short-Intermediate U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	77	*	Net Assets - Net unrealized depreciation	–
U.S. Government	Interest rate contracts	Net Assets - Net unrealized appreciation	7	*	Net Assets - Net unrealized depreciation	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2017 (UNAUDITED)

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2017:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$(277)
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	(1,100)
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(66)
Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(99)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$100
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	286
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(10)
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	82
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	8

Volume of derivative activity for the six months ended September 30, 2017*:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	2	$8,448
Fixed Income	2	31,223
Short-Intermediate U.S. Government	8	3,602
U.S. Government	5	259

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED-INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 101), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 105), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.41%	$1,000.00	$1,024.20	$2.08
Hypothetical	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.45%	$1,000.00	$1,025.30	$2.28
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.80%	$1,000.00	$1,040.70	$4.09
Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05

SHORT BOND
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.40%	$1,000.00	$1,009.10	$2.01
Hypothetical	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.41%	$1,000.00	$1,004.50	$2.06
Hypothetical	0.41%	$1,000.00	$1,023.01	$2.08

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.25%	$1,000.00	$1,005.70	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED-INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES continued

ULTRA-SHORT FIXED INCOME
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.25%	$1,000.00	$1,007.90	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT
	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.46%	$1,000.00	$1,008.30	$2.32
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

FIXED-INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2017 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, fixed income stress reporting programs and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to

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APPROVAL OF MANAGEMENT AGREEMENT continued

improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted the following:

The Core Bond Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period ended March 31, 2017.

The Fixed Income Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017. The Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2017 and underperformed for the three-year period.

The High Yield Fixed Income Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one-, three- and five- year periods ended March 31, 2017.

The Short Bond Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017. The Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2017 and underperformed for the three-year period.

The Short-Intermediate U.S. Government Fund underperformed its Broadridge performance universe average for the one- and five-year periods and outperformed for the three-year period ended January 31, 2017. The Fund underperformed its benchmark for the one-, three- and five-year periods ended March 31, 2017.

The Tax-Advantaged Ultra-Short Fixed Income Fund underperformed its Broadridge performance universe average for the one- and three-year periods and outperformed for the five-year period ended January 31, 2017. The Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2017.

The Ultra-Short Fixed Income Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017 and its benchmark for the one-, three- and five-year periods ended March 31, 2017.

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SEPTEMBER 30, 2017 (UNAUDITED)

The U.S. Government Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017 and its benchmark for the one-, three- and five-year periods ended March 31, 2017.

The Trustees also considered the Funds’ three-year performance versus net expenses as compared to their Broadridge peer groups.

The Trustees took into account management’s discussion of the Funds’ performance, including relative to their benchmarks and with respect to any differences in the Funds’ investment strategies from those in their respective Broadridge category. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their benchmarks and peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs.

Among other data, the Trustees considered that the net management fees of the Short-Intermediate U.S. Government, Core Bond, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds were below their respective Broadridge expense peer group medians and that the Fixed Income, High Yield Fixed Income and Short Bond Funds’ net management fees were above their respective Broadridge expense peer group medians. The Trustees considered that the total expense ratio after reimbursement of expenses and/or waivers for each of the Funds (except for Fixed Income and High Yield Fixed Income Funds) were below their respective Broadridge peer group medians. The Trustees considered that all of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective Broadridge category objective median. The Trustees also took into account Northern’s discussion of the Funds’ expenses. The Trustees noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as share-

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APPROVAL OF MANAGEMENT AGREEMENT continued

holder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees took into account that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and/or expense reimbursements during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds had reached the specified asset levels at which one or more breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, their net management fees (with the exception of the Fixed Income and Short Bond Funds) were below the median of their respective expense peer groups. The Trustees also noted that the total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Broadridge category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

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FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

77	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

81	NOTES TO THE FINANCIAL STATEMENTS

87	FUND EXPENSES

88	APPROVAL OF MANAGEMENT AGREEMENT

92	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND
ASSETS:
Investments, at value	$2,579,780	$86,674
Investments in affiliates, at value	92,966	323
Interest income receivable	14,861	415
Dividend income receivable	56	–
Receivable for securities sold	6,383	1,382
Receivable for fund shares sold	842	145
Receivable from investment adviser	15	2
Prepaid and other assets	27	10
Total Assets	2,694,930	88,951
LIABILITIES:
Payable for securities purchased	14,940	1,543
Payable for when-issued securities	65,510	–
Payable for fund shares redeemed	1,154	–
Distributions payable to shareholders	939	21
Payable to affiliates:
Management fees	56	2
Custody fees	11	3
Transfer agent fees	6	–
Trustee fees	9	4
Accrued other liabilities	39	22
Total Liabilities	82,664	1,595
Net Assets	$2,612,266	$87,356
ANALYSIS OF NET ASSETS:
Capital stock	$2,569,375	$87,653
Accumulated undistributed net investment loss	(2,290)	(5)
Accumulated undistributed net realized loss	(920)	(602)
Net unrealized appreciation	46,101	310
Net Assets	$2,612,266	$87,356
Shares Outstanding ($.0001 par value, unlimited authorization)	247,106	4,066
Net Asset Value, Redemption and Offering Price Per Share	$10.57	$21.48
Investments, at cost	$2,533,679	$86,364
Investments in affiliates, at cost	92,966	323

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest income	$33,299	$926
Dividend income from investments in affiliates	232	3
Total Investment Income	33,531	929
EXPENSES:
Management fees	1,663	66
Custody fees	143	13
Transfer agent fees	192	8
Blue sky fees	26	11
SEC fees	4	1
Printing fees	25	7
Audit fees	18	9
Legal fees	24	12
Shareholder servicing fees	58	–
Trustee fees	19	5
Other	18	6
Total Expenses	2,190	138
Less expenses reimbursed by investment adviser	(244)	(55)
Net Expenses	1,946	83
Net Investment Income	31,585	846
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	3,947	(171)
Net changes in unrealized appreciation on:
Investments	21,727	865
Net Gains	25,674	694
Net Increase in Net Assets Resulting from Operations	$57,259	$1,540

See Notes to the Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2017

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$31,585	$64,667	$846	$1,839
Net realized gains (losses)	3,947	2,716	(171)	(21)
Net change in unrealized appreciation (depreciation)	21,727	(68,979)	865	(3,896)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,259	(1,596)	1,540	(2,078)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	92,196	(58,214)	(21,937)	(10,540)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	92,196	(58,214)	(21,937)	(10,540)
DISTRIBUTIONS PAID:
From net investment income	(33,807)	(70,351)	(846)	(1,839)
From net realized gains	–	(3,236)	–	(460)
Total Distributions Paid	(33,807)	(73,587)	(846)	(2,299)
Total Increase (Decrease) in Net Assets	115,648	(133,397)	(21,243)	(14,917)
NET ASSETS:
Beginning of period	2,496,618	2,630,015	108,599	123,516
End of period	$2,612,266	$2,496,618	$87,356	$108,599
Accumulated Undistributed Net Investment Loss	$(2,290)	$(68)	$(5)	$(5)

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

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FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.47	$10.74	$10.84	$10.54	$10.87	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.25	0.25	0.27	0.25	0.27
Net realized and unrealized gains (losses)	0.11	(0.24)	(0.06)	0.32	(0.29)	0.12
Total from Investment Operations	0.24	0.01	0.19	0.59	(0.04)	0.39
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.27)	(0.27)	(0.28)	(0.28)	(0.29)
From net realized gains	–	(0.01)	(0.02)	(0.01)	(0.01)	(0.09)
Total Distributions Paid	(0.14)	(0.28)	(0.29)	(0.29)	(0.29)	(0.38)
Net Asset Value, End of Period	$10.57	$10.47	$10.74	$10.84	$10.54	$10.87
Total Return(1)	2.30%	0.14%	1.90%	5.64%	(0.31)%	3.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,612,266	$2,496,618	$2,630,015	$2,728,675	$2,248,542	$2,636,178
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.14%
Expenses, before reimbursements and credits	0.17%	0.17%	0.17%	0.23%	0.44%	0.44%
Net investment income, net of reimbursements and credits(3)	2.47%	2.35%	2.40%	2.44%	2.43%	2.45%
Net investment income, before reimbursements and credits	2.45%	2.33%	2.38%	2.36%	2.14%	2.15%
Portfolio Turnover Rate	20.91%	65.28%	88.99%	81.30%	88.79%	100.20%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $42,000, $126,000, $87,000, $26,000, $101,000 and $296,000, which represent less than 0.01, less than 0.01, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

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FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FOUR MONTHS ENDED MAR 31, 2013		FISCAL YEAR ENDED NOV 30, 2012
Net Asset Value, Beginning of Period	$21.35		$22.13		$22.17		$21.43	$22.25		$23.29		$23.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.34		0.32		0.29	0.26		0.09		0.33
Net realized and unrealized gains (losses)	0.13		(0.70)		0.16		0.81	(0.59)		(0.24)		0.39
Total from Investment Operations	0.31		(0.36)		0.48		1.10	(0.33)		(0.15)		0.72
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.34)		(0.32)		(0.29)	(0.26)		(0.09)		(0.34)
From net realized gains	–		(0.08)		(0.20)		(0.07)	(0.23)		(0.80)		(0.47)
Total Distributions Paid	(0.18)		(0.42)		(0.52)		(0.36)	(0.49)		(0.89)		(0.81)
Net Asset Value, End of Period	$21.48		$21.35		$22.13		$22.17	$21.43		$22.25		$23.29
Total Return(1)	1.51%		(1.63)%		2.25%		5.20%	(1.44)%		(0.70)%		3.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$87,356		$108,599		$123,516		$91,254	$114,262		$132,160		$139,579
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.16	%(3)	0.16	%(3)	0.16	%(3)	0.16%	0.15	%(3)	0.15	%(3)	0.26	%(3)
Expenses, before reimbursements and credits	0.27%		0.25%		0.26%		0.40%	0.68%		0.68%		0.52%
Net investment income, net of reimbursements and credits	1.68	%(3)	1.53	%(3)	1.47	%(3)	1.34%	1.20	%(3)	1.20	%(3)	1.43	%(3)
Net investment income, before reimbursements and credits	1.57%		1.44%		1.37%		1.10%	0.67%		0.67%		1.17%
Portfolio Turnover Rate	14.67%		38.93%		68.57%		50.58%	69.65%		21.88%		74.49%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017 and fiscal year ended March 31, 2017, less than $1,000, less than $1,000, $1,000 and $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2014, four months ended March 31, 2013 and fiscal year ended November 30, 2012, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by acorresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1 2.07%, 5/15/22	$325	$326

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2017-3, Class A3 1.74%, 9/15/21	200	200

Ally Auto Receivables Trust, Series 2017-4, Class A3 1.75%, 12/15/21	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D 3.13%, 10/8/20	50	51

Americredit Automobile Receivables Trust, Series 2014-4, Class D 3.07%, 11/9/20	100	101

AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C 2.40%, 1/8/21	100	101

Americredit Automobile Receivables Trust, Series 2016-4, Class A3 1.53%, 7/8/21	50	50

Americredit Automobile Receivables Trust, Series 2016-4, Class B 1.83%, 12/8/21	50	50

Americredit Automobile Receivables Trust, Series 2016-4, Class C 2.41%, 7/8/22	50	50

Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.74%, 12/8/22	60	60

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C 2.97%, 3/20/23	125	126

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D 3.42%, 4/18/23	100	101

BMW Vehicle Owner Trust, Series 2016-A, Class A3 1.16%, 11/25/20	250	248

CarMax Auto Owner Trust, Series 2016-2, Class A3 1.52%, 2/16/21	100	100

Carmax Auto Owner Trust, Series 2016-3, Class A3 1.39%, 5/17/21	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Automobile – 0.2% – continued

CarMax Auto Owner Trust, Series 2016-4, Class A3 1.40%, 8/15/21	$100	$99

CarMax Auto Owner Trust, Series 2017-2, Class A3 1.93%, 3/15/22	200	200

Fifth Third Auto Trust, Series 2017-1, Class A3 1.80%, 2/15/22	100	100

Ford Credit Auto Owner Trust, Series 2016-B, Class A3 1.33%, 10/15/20	150	149

Ford Credit Auto Owner Trust, Series 2016-B, Class A4 1.52%, 8/15/21	100	99

Ford Credit Auto Owner Trust, Series 2016-B, Class B 1.85%, 9/15/21	50	50

Ford Credit Auto Owner Trust, Series 2016-C, Class A3 1.22%, 3/15/21	100	99

Ford Credit Auto Owner Trust, Series 2017-A, Class A3 1.67%, 6/15/21	100	100

Ford Credit Auto Owner Trust, Series 2017-A, Class B 2.24%, 6/15/22	100	100

Honda Auto Receivables Owner Trust, Series 2016-2, Class A4 1.62%, 8/15/22	150	149

Honda Auto Receivables Owner Trust, Series 2016-3, Class A3 1.16%, 5/18/20	100	99

Honda Auto Receivables Owner Trust, Series 2017-3, Class A3 1.79%, 9/20/21	200	200

Honda Auto Receivables Owner Trust, Series 2017-3, Class A4 1.98%, 11/20/23	100	100

Huntington Auto Trust, Series 2016-1, Class A3 1.59%, 11/16/20	100	100

Hyundai Auto Receivables Trust, Series 2016-A, Class A3 1.56%, 9/15/20	330	330

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Automobile – 0.2% – continued

Hyundai Auto Receivables Trust, Series 2016-A, Class A4 1.73%, 5/16/22	$250	$249

Hyundai Auto Receivables Trust, Series 2017-B, Class A3 1.77%, 1/18/22	100	100

Hyundai Auto Receivables Trust, Series 2017-B, Class A4 1.96%, 2/15/23	100	99

Nissan Auto Lease Trust, Series 2016-B, Class A3 1.50%, 7/15/19	150	150

Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4 1.66%, 3/15/21	200	200

Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4 1.54%, 10/17/22	150	149

Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3 1.75%, 10/15/21	100	100

Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4 1.95%, 10/16/23	100	100

Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.10%, 11/16/20	50	51

Santander Drive Auto Receivables Trust, Series 2016-3, Class B 1.89%, 6/15/21	100	100

Santander Drive Auto Receivables Trust, Series 2016-3, Class C 2.46%, 3/15/22	100	100

Santander Drive Auto Receivables Trust, Series 2016-3, Class D 2.80%, 8/15/22	100	100

Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4 1.47%, 9/15/21	150	149

Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3 1.23%, 10/15/20	100	99

World Omni Auto Receivables Trust, Series 2016-A, Class A4 1.95%, 5/16/22	250	250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Automobile – 0.2% – continued

World Omni Auto Receivables Trust, Series 2017-A, Class A3 1.93%, 9/15/22	$200	$200
		5,607

Commercial Mortgage-Backed Securities – 1.1%

Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4 3.17%, 7/15/49	300	302

BANK, Series 2017-BNK7, Class A5 3.44%, 9/15/60	250	256

CD Mortgage Trust, Series 2017-CD4, Class A4 3.51%, 5/10/50	250	258

CD Mortgage Trust, Series 2017-CD5, Class A4 3.43%, 8/15/50	250	256

CFCRE Commercial Mortgage Trust, Series 2016-C3,Class A3 3.87%, 1/10/48	300	315

CFCRE Commercial Mortgage Trust, Series 2016-C4,Class A4 3.28%, 5/10/58	250	252

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4 3.46%, 8/15/50	250	256

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4 3.02%, 9/10/45	400	409

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4 4.37%, 9/10/46	350	381

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS 4.65%, 9/10/46	100	109

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4 3.64%, 10/10/47	100	104

Citigroup Commercial Mortgage Trust, Series 2015-GC27,Class A5 3.14%, 2/10/48	200	202

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5 3.72%, 9/15/48	200	210

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4 3.21%, 5/10/49	$250	$252

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4 3.15%, 11/15/49	150	151

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5 3.62%, 2/10/49	300	311

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4 3.31%, 4/10/49	250	254

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4 3.33%, 4/15/49	250	255

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4 3.47%, 9/15/50	250	258

Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3 2.82%, 10/15/45	245	248

Commercial Mortgage Trust, Series 2012-CR2, Class A4 3.15%, 8/15/45	335	345

Commercial Mortgage Trust, Series 2012-CR4, Class A3 2.85%, 10/15/45	150	152

Commercial Mortgage Trust, Series 2012-CR5, Class A4 2.77%, 12/10/45	100	101

Commercial Mortgage Trust, Series 2012-LC4, Class A4 3.29%, 12/10/44	100	103

Commercial Mortgage Trust, Series 2013-CR10, Class A4 4.21%, 8/10/46	100	108

Commercial Mortgage Trust, Series 2013-CR12, Class A4 4.05%, 10/10/46	300	321

Commercial Mortgage Trust, Series 2013-CR9, Class A4 4.37%, 7/10/45 (1)(2)	200	217

Commercial Mortgage Trust, Series 2013-LC6, Class A4 2.94%, 1/10/46	150	152

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

Commercial Mortgage Trust, Series 2014-CR19, Class A5 3.80%, 8/10/47	$300	$315

Commercial Mortgage Trust, Series 2014-UBS5, Class A4 3.84%, 9/10/47	500	526

Commercial Mortgage Trust, Series 2014-UBS6, Class A5 3.64%, 12/10/47	250	260

Commercial Mortgage Trust, Series 2015-CR24, Class A5 3.70%, 8/10/48	500	521

Commercial Mortgage Trust, Series 2015-DC1, Class A2 2.87%, 2/10/48	200	203

Commercial Mortgage Trust, Series 2015-DC1, Class A5 3.35%, 2/10/48	200	204

Commercial Mortgage Trust, Series 2015-LC19, Class A4 3.18%, 2/10/48	500	506

Commercial Mortgage Trust, Series 2015-PC1, Class A5 3.90%, 7/10/50	200	211

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4 3.51%, 4/15/50	225	232

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.72%, 8/15/48	500	522

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5 3.09%, 1/15/49	100	100

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5 3.50%, 11/15/49	200	205

DBJPM Mortgage Trust, Series 2017-C6, Class A5 3.33%, 6/10/50	250	254

GS Mortgage Securities Corp II, Series 2015-GC30, Class A4 3.38%, 5/10/50	200	205

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 2/10/46	100	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

GS Mortgage Securities Trust, Series 2011-GC5, Class A4 3.71%, 8/10/44	$150	$157

GS Mortgage Securities Trust, Series 2012-GC6, Class A3 3.48%, 1/10/45	199	207

GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3 2.77%, 11/10/45	175	177

GS Mortgage Securities Trust, Series 2013-GC12, Class A4 3.14%, 6/10/46	100	102

GS Mortgage Securities Trust, Series 2013-GC13, Class A5 4.17%, 7/10/46 (1)(2)	200	216

GS Mortgage Securities Trust, Series 2013-GC14, Class A5 4.24%, 8/10/46	150	162

GS Mortgage Securities Trust, Series 2014-GC18, Class A4 4.07%, 1/10/47	500	534

GS Mortgage Securities Trust, Series 2014-GC20, Class A5 4.00%, 4/10/47	100	106

GS Mortgage Securities Trust, Series 2014-GC24, Class A5 3.93%, 9/10/47	300	318

GS Mortgage Securities Trust, Series 2014-GC26, Class A5 3.63%, 11/10/47	250	260

GS Mortgage Securities Trust, Series 2015-GC28, Class A2 2.90%, 2/10/48	150	152

GS Mortgage Securities Trust, Series 2016-GS2, Class A4 3.05%, 5/10/49	100	100

GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.85%, 10/10/49	200	197

GS Mortgage Securities Trust, Series 2017-GS7, Class A4 3.43%, 8/10/50	250	255

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3 4.17%, 8/15/46	166	175

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3 3.51%, 5/15/45	$174	$182

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4 3.48%, 6/15/45	250	259

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5 3.14%, 12/15/47	150	154

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS 3.37%, 12/15/47	50	51

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4 3.99%, 1/15/46	100	107

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4 4.00%, 4/15/47	500	532

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5 3.80%, 7/15/47	500	526

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 9/15/47	500	526

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2 2.94%, 11/15/47	250	254

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5 3.64%, 11/15/47	200	208

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5 3.67%, 11/15/47	150	157

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.82%, 7/15/48	$200	$211

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A2 2.66%, 6/15/49	100	101

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4 3.14%, 6/15/49	100	101

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3 3.14%, 12/15/49	150	151

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.87%, 8/15/49	200	197

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.14%, 8/15/49	100	98

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4 4.32%, 8/15/46 (1)(2)	200	213

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	175	178

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	200	203

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3 3.67%, 2/15/47	100	104

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5 4.06%, 2/15/47	200	213

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5 3.74%, 8/15/47	$400	$419

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2 3.19%, 10/15/47	500	510

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2 2.79%, 2/15/48	500	505

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5 3.53%, 10/15/48	100	103

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4 3.33%, 5/15/49	250	255

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5 2.86%, 9/15/49	250	245

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4 3.24%, 3/15/45	150	155

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3 3.40%, 5/10/45	393	407

UBS Commercial Mortgage Trust, Series 2017-C1,Class A4 3.46%, 6/15/50	250	256

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4 3.49%, 8/15/50	250	257

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4 3.43%, 8/15/50	175	179

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	125	128

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5 2.85%, 12/10/45	100	101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4 3.18%, 3/10/46	$100	$102

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4 3.24%, 4/10/46	100	103

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3 3.60%, 1/10/45	134	139

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3 2.92%, 10/15/45	150	153

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4 4.22%, 7/15/46	100	108

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4 3.17%, 2/15/48	100	101

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4 3.66%, 9/15/58	250	261

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.18%, 4/15/50	200	202

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2 2.63%, 5/15/48	500	506

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5 3.77%, 7/15/58	300	315

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4 3.72%, 12/15/48	300	314

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4 3.56%, 1/15/59	200	207

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4 3.43%, 3/15/59	250	257

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4 2.93%, 7/15/48	100	99

Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4 3.07%, 11/15/59	250	249

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Commercial Mortgage-Backed Securities – 1.1% – continued

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4 2.94%, 10/15/49	$200	$197

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4 2.92%, 11/15/49	150	148

Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5 3.42%, 9/15/50	250	256

WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4 3.67%, 11/15/44	150	157

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4 3.44%, 4/15/45	175	182

WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2 3.43%, 6/15/45	250	259

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4 3.20%, 3/15/48	600	617

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS 3.56%, 3/15/48	50	52

WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4 3.00%, 5/15/45	500	509

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5 3.34%, 6/15/46	150	155

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5 4.42%, 9/15/46	250	272

WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5 3.75%, 9/15/57	500	525

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5 3.63%, 11/15/47	250	260

WFRBS Commercial Mortgage Trust, Series 2014-LC14,Class A5 4.05%, 3/15/47	100	107
		29,080

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Credit Card – 0.3%

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	$300	$300

BA Credit Card Trust, Series 2017-A2, Class A2 1.84%, 1/17/23	40	40

Barclays Dryrock Issuance Trust, Series 2014-3, Class A 2.41%, 7/15/22	150	152

Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3 1.34%, 4/15/22	255	253

Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4 1.33%, 6/15/22	150	149

Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5 1.66%, 6/17/24	100	99

Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3 2.43%, 1/15/25	200	202

Chase Issuance Trust, Series 2012-A4, Class A4 1.58%, 8/16/21	250	249

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/16/24	200	200

Chase Issuance Trust, Series 2014-A2, Class A2 2.77%, 3/15/23	150	154

Chase Issuance Trust, Series 2015-A4, Class A4 1.84%, 4/15/22	300	300

Chase Issuance Trust, Series 2016-A2, Class A 1.37%, 6/15/21	225	224

Chase Issuance Trust, Series 2016-A4, Class A4 1.49%, 7/15/22	150	148

Chase Issuance Trust, Series 2016-A5, Class A5 1.27%, 7/15/21	250	248

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.15%, 6/15/39	150	198

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Credit Card – 0.3% – continued

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 2.88%, 1/23/23	$300	$308

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5 2.68%, 6/7/23	150	153

Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6 2.15%, 7/15/21	350	352

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	350	349

Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2 1.74%, 1/19/21	300	300

Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3 1.92%, 4/7/22	500	500

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/8/22	150	150

Discover Card Execution Note Trust, Series 2012-A6, Class A6 1.67%, 1/18/22	350	349

Discover Card Execution Note Trust, Series 2014-A4, Class A4 2.12%, 12/15/21	400	402

Discover Card Execution Note Trust, Series 2015-A2, Class A 1.90%, 10/17/22	100	100

Discover Card Execution Note Trust, Series 2015-A4, Class A4 2.19%, 4/17/23	200	201

Discover Card Execution Note Trust, Series 2016-A4, Class A4 1.39%, 3/15/22	185	184

Discover Card Execution Note Trust, Series 2017-A2, Class A2 2.39%, 7/15/24	150	151

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	175	175

Synchrony Credit Card Master Note Trust, Series 2012-7, Class A 1.76%, 9/15/22	100	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.6% – continued

Credit Card – 0.3% – continued

Synchrony Credit Card Master Note Trust, Series 2015-1, Class A 2.37%, 3/15/23	$150	$151

Synchrony Credit Card Master Note Trust, Series 2016-1, Class A 2.04%, 3/15/22	200	201

Synchrony Credit Card Master Note Trust, Series 2016-2, Class A 2.21%, 5/15/24	100	100

World Financial Network Credit Card Master Trust, Series 2015-B, Class A 2.55%, 6/17/24	100	101
		7,243

Other – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3 2.84%, 3/1/26	100	102

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3 4.24%, 8/15/23	100	106

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3 3.03%, 10/15/25	150	154

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3 4.38%, 11/1/23	100	107
		469
Total Asset-Backed Securities
(Cost $42,451)		42,725

CORPORATE BONDS – 23.1%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 4.20%, 4/15/24	150	157

Omnicom Group, Inc., 6.25%, 7/15/19	300	322
3.63%, 5/1/22	156	163
3.60%, 4/15/26	340	343
		985

Aerospace & Defense – 0.5%

Boeing (The) Co., 7.95%, 8/15/24	250	329
2.85%, 10/30/24	110	111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Aerospace & Defense – 0.5% – continued
6.13%, 2/15/33	$135	$178
3.30%, 3/1/35	55	53
6.63%, 2/15/38	100	141
5.88%, 2/15/40	75	98
3.50%, 3/1/45	500	481

General Dynamics Corp., 3.88%, 7/15/21	250	266
2.25%, 11/15/22	500	500
2.13%, 8/15/26	350	328
3.60%, 11/15/42	155	154

Harris Corp., 4.40%, 12/15/20	950	1,001

L3 Technologies, Inc., 5.20%, 10/15/19	250	266
4.95%, 2/15/21	40	43

Lockheed Martin Corp., 4.25%, 11/15/19	500	524
2.50%, 11/23/20	355	360
3.55%, 1/15/26	1,100	1,135
3.60%, 3/1/35	135	133
4.07%, 12/15/42	868	882

Northrop Grumman Corp., 5.05%, 8/1/19	170	180
3.25%, 8/1/23	1,000	1,031
5.05%, 11/15/40	250	281
4.75%, 6/1/43	250	278

Precision Castparts Corp., 2.50%, 1/15/23	500	501
3.90%, 1/15/43	100	102
4.38%, 6/15/45	350	385

Raytheon Co., 4.40%, 2/15/20	510	539
2.50%, 12/15/22	1,150	1,158
4.70%, 12/15/41	100	115

United Technologies Corp., 7.50%, 9/15/29	100	139
6.05%, 6/1/36	600	760
6.13%, 7/15/38	175	225
5.70%, 4/15/40	500	621
4.50%, 6/1/42	450	484
3.75%, 11/1/46	500	482
		14,264

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	$244	$268

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	300	330
		598

Apparel & Textile Products – 0.0%

Cintas Corp. No. 2, 2.90%, 4/1/22	85	87

NIKE, Inc., 2.38%, 11/1/26	250	237
3.63%, 5/1/43	75	74
3.38%, 11/1/46	500	465

VF Corp., 3.50%, 9/1/21	150	156
6.45%, 11/1/37	30	40
		1,059

Auto Parts Manufacturing – 0.0%

BorgWarner, Inc., 4.38%, 3/15/45	170	172

Delphi Corp., 4.15%, 3/15/24	300	318
		490

Automobiles Manufacturing – 0.7%

American Honda Finance Corp., 2.13%, 10/10/18	75	75
2.25%, 8/15/19	250	252
2.15%, 3/13/20	800	804
1.65%, 7/12/21	400	391
1.70%, 9/9/21	500	490

Daimler Finance North America LLC, 8.50%, 1/18/31	175	262

Ford Motor Co., 7.45%, 7/16/31	350	453
4.75%, 1/15/43	500	490

Ford Motor Credit Co. LLC, 2.88%, 10/1/18	200	202
2.02%, 5/3/19	600	600
1.90%, 8/12/19	200	199
2.60%, 11/4/19	200	202
2.46%, 3/27/20	260	260
3.16%, 8/4/20	860	878

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Automobiles Manufacturing – 0.7% – continued
3.34%, 3/18/21	$500	$511
5.88%, 8/2/21	500	556
3.22%, 1/9/22	200	203
4.25%, 9/20/22	1,300	1,368
3.10%, 5/4/23	1,000	991
3.81%, 1/9/24	1,200	1,224

General Motors Co., 3.50%, 10/2/18	1,685	1,712
6.25%, 10/2/43	550	629
6.75%, 4/1/46	145	175

General Motors Financial Co., Inc., 3.20%, 7/13/20	395	405
4.20%, 3/1/21	1,315	1,378
3.20%, 7/6/21	485	494
4.38%, 9/25/21	400	424
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,070
4.35%, 1/17/27	165	170

Toyota Motor Credit Corp., 2.00%, 10/24/18	400	402
2.10%, 1/17/19	100	100
1.70%, 2/19/19	660	660
2.13%, 7/18/19	100	101
4.50%, 6/17/20	300	320
1.90%, 4/8/21	300	297
2.25%, 10/18/23	545	536
		19,335

Banks – 0.9%

Bank of America N.A., 6.00%, 10/15/36	250	318

Bank One Corp., 7.75%, 7/15/25	54	69
8.00%, 4/29/27	250	333

BB&T Corp., 2.25%, 2/1/19	100	101
2.45%, 1/15/20	450	455
2.75%, 4/1/22	150	153

Branch Banking & Trust Co., 2.30%, 10/15/18	500	503
2.85%, 4/1/21	650	663
3.63%, 9/16/25	250	260
3.80%, 10/30/26	250	263

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Banks – 0.9% – continued

Capital One N.A., 2.40%, 9/5/19	$250	$251
2.35%, 1/31/20	500	503

Citizens Bank N.A., 2.50%, 3/14/19	250	252
2.55%, 5/13/21	250	251

Comerica Bank, 2.50%, 6/2/20	500	503

Discover Bank, 2.60%, 11/13/18	250	252
3.20%, 8/9/21	250	255

Fifth Third Bancorp, 2.88%, 7/27/20	500	509
3.50%, 3/15/22	200	208
4.30%, 1/16/24	220	233
8.25%, 3/1/38	275	418

Fifth Third Bank, 1.63%, 9/27/19	350	348
2.25%, 6/14/21	200	200
2.88%, 10/1/21	250	254

HSBC Bank USA N.A., 4.88%, 8/24/20	300	323
7.00%, 1/15/39	350	500

HSBC USA, Inc., 2.38%, 11/13/19	250	252
2.35%, 3/5/20	700	704
2.75%, 8/7/20	750	763
3.50%, 6/23/24	1,000	1,030

Huntington Bancshares, Inc., 3.15%, 3/14/21	500	513

KeyBank N.A., 2.50%, 12/15/19	250	253
2.25%, 3/16/20	1,000	1,004
3.30%, 6/1/25	250	254

KeyCorp, 2.30%, 12/13/18	250	251
5.10%, 3/24/21	25	27

MUFG Americas Holdings Corp., 2.25%, 2/10/20	170	170
3.50%, 6/18/22	150	155

PNC Bank N.A., 1.45%, 7/29/19	250	248
2.30%, 6/1/20	500	504

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Banks – 0.9% – continued
2.70%, 11/1/22	$750	$756
2.95%, 1/30/23	500	506
3.80%, 7/25/23	250	264

PNC Financial Services Group (The), Inc., 6.70%, 6/10/19	600	647
4.38%, 8/11/20	500	532
3.30%, 3/8/22	150	155
2.85%, 11/9/22 (3)	100	101

SunTrust Bank, 2.25%, 1/31/20	40	40
2.75%, 5/1/23	350	348

SunTrust Banks, Inc., 2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	202

Synchrony Bank, 3.00%, 6/15/22	250	249

US Bancorp, 1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	213
3.00%, 3/15/22	115	119
2.95%, 7/15/22	1,700	1,740
2.38%, 7/22/26	1,000	950

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	313
6.60%, 1/15/38	300	410

Wells Fargo Capital X, 5.95%, 12/15/36	100	113
		22,390

Biotechnology – 0.5%

Amgen, Inc., 5.70%, 2/1/19	500	525
2.20%, 5/22/19	750	753
4.50%, 3/15/20	425	450
4.10%, 6/15/21	165	175
1.85%, 8/19/21	150	147
3.88%, 11/15/21	250	264
6.38%, 6/1/37	100	127
6.40%, 2/1/39	100	128
5.75%, 3/15/40	935	1,127
5.15%, 11/15/41	250	286
5.65%, 6/15/42	100	120
4.40%, 5/1/45	250	265

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Biotechnology – 0.5% – continued

Baxalta, Inc., 2.88%, 6/23/20	$370	$375
5.25%, 6/23/45	625	720

Biogen, Inc., 2.90%, 9/15/20	200	205
4.05%, 9/15/25	95	101
5.20%, 9/15/45	100	116

Celgene Corp., 2.25%, 5/15/19	165	166
3.63%, 5/15/24	1,000	1,042
3.88%, 8/15/25	265	280
5.25%, 8/15/43	85	97
5.00%, 8/15/45	250	283

Gilead Sciences, Inc., 2.05%, 4/1/19	100	100
2.35%, 2/1/20	85	86
2.55%, 9/1/20	240	244
4.50%, 4/1/21	200	215
3.25%, 9/1/22	145	150
3.50%, 2/1/25	500	521
3.65%, 3/1/26	500	522
4.60%, 9/1/35	1,000	1,104
5.65%, 12/1/41	330	410
4.50%, 2/1/45	250	269
4.75%, 3/1/46	1,015	1,137
		12,510

Cable & Satellite – 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	790	836
4.91%, 7/23/25	2,520	2,694

Comcast Corp., 3.38%, 2/15/25	145	149
3.38%, 8/15/25	1,000	1,032
3.15%, 3/1/26	1,850	1,849
3.30%, 2/1/27	540	547
7.05%, 3/15/33	140	192
5.65%, 6/15/35	5	6
6.45%, 3/15/37	590	789
6.95%, 8/15/37	450	627
6.40%, 5/15/38	635	838
6.40%, 3/1/40	145	194

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Cable & Satellite – 0.5% – continued
4.75%, 3/1/44	$500	$559

Time Warner Cable LLC, 8.75%, 2/14/19	300	326
6.55%, 5/1/37	145	170
7.30%, 7/1/38	705	885
6.75%, 6/15/39	130	156

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	260	353
		12,202

Chemicals – 0.4%

3M Co., 5.70%, 3/15/37	350	458

Air Products & Chemicals, Inc., 3.00%, 11/3/21	300	309
2.75%, 2/3/23	250	256

Airgas, Inc., 2.90%, 11/15/22	150	152
3.65%, 7/15/24	70	73

Dow Chemical (The) Co., 4.25%, 11/15/20	155	164
4.13%, 11/15/21	200	212
3.00%, 11/15/22	100	102
7.38%, 11/1/29	100	133
4.25%, 10/1/34	150	155
9.40%, 5/15/39	300	498
5.25%, 11/15/41	400	451
4.38%, 11/15/42	500	509

E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	185	196
2.80%, 2/15/23	630	637
6.50%, 1/15/28	100	125
5.60%, 12/15/36	250	298
4.15%, 2/15/43	250	253

Eastman Chemical Co., 2.70%, 1/15/20	120	121
4.80%, 9/1/42	200	212
4.65%, 10/15/44	100	106

Lubrizol (The) Corp., 6.50%, 10/1/34	50	66

Monsanto Co., 2.20%, 7/15/22	65	64
5.50%, 8/15/25	50	57
4.20%, 7/15/34	55	56

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Chemicals – 0.4% – continued
5.88%, 4/15/38	$256	$305
4.40%, 7/15/44	250	256

Mosaic (The) Co., 3.75%, 11/15/21	1,000	1,037
5.45%, 11/15/33	250	258
4.88%, 11/15/41	100	94

PPG Industries, Inc., 2.30%, 11/15/19	250	251

Praxair, Inc., 1.25%, 11/7/18	150	149
4.50%, 8/15/19	400	419
4.05%, 3/15/21	100	106
2.45%, 2/15/22	250	252
2.20%, 8/15/22	150	149
2.70%, 2/21/23	250	250
3.55%, 11/7/42	125	123

Sherwin-Williams (The) Co., 3.45%, 6/1/27	1,000	1,007
4.55%, 8/1/45	30	32

Westlake Chemical Corp., 3.60%, 7/15/22	65	66
3.60%, 8/15/26	950	949
		11,366

Commercial Finance – 0.2%

Air Lease Corp., 3.38%, 1/15/19	65	66
3.00%, 9/15/23	245	245
4.25%, 9/15/24	485	511

GATX Corp., 5.20%, 3/15/44	35	38

International Lease Finance Corp., 8.25%, 12/15/20	1,000	1,169

Private Export Funding Corp., 1.45%, 8/15/19	2,000	1,994
		4,023

Communications Equipment – 0.5%

Apple, Inc., 1.55%, 8/4/21	210	206
2.15%, 2/9/22	250	250
2.85%, 2/23/23	340	348
2.40%, 5/3/23	275	274
3.00%, 2/9/24	1,665	1,706
3.45%, 5/6/24	3,555	3,728

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Communications Equipment – 0.5% – continued
2.50%, 2/9/25	$55	$54
3.25%, 2/23/26	1,030	1,058
2.45%, 8/4/26	500	482
3.35%, 2/9/27	370	381
3.85%, 5/4/43	230	232
4.45%, 5/6/44	250	272
3.45%, 2/9/45	250	237

Cisco Systems, Inc., 4.95%, 2/15/19	120	125
2.13%, 3/1/19	875	882
2.45%, 6/15/20	160	162
2.90%, 3/4/21	50	51
1.85%, 9/20/21	1,140	1,128
2.20%, 9/20/23	750	740
2.95%, 2/28/26	375	378
5.90%, 2/15/39	690	909

Juniper Networks, Inc., 4.60%, 3/15/21	100	106
5.95%, 3/15/41	100	113
		13,822

Construction Materials Manufacturing – 0.0%

Owens Corning, 4.20%, 12/15/22	190	202
3.40%, 8/15/26	400	394
		596

Consumer Finance – 0.4%

American Express Co., 2.50%, 8/1/22	325	325
2.65%, 12/2/22	632	635
3.63%, 12/5/24	125	129

American Express Credit Corp., 1.70%, 10/30/19	325	324
2.38%, 5/26/20	300	303
2.25%, 5/5/21	1,180	1,178

Capital One Bank USA N.A., 2.25%, 2/13/19	300	301
2.30%, 6/5/19	300	301

Capital One Financial Corp., 2.45%, 4/24/19	500	503
4.75%, 7/15/21	131	142
3.75%, 4/24/24	1,000	1,033
3.75%, 3/9/27	250	253

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Consumer Finance – 0.4% – continued

Discover Financial Services, 4.10%, 2/9/27	$200	$203

Fiserv, Inc., 4.63%, 10/1/20	250	267
3.50%, 10/1/22	50	52

HSBC Finance Corp., 6.68%, 1/15/21	145	164

Mastercard, Inc., 2.00%, 11/21/21	130	129

Synchrony Financial, 3.70%, 8/4/26	1,000	979

Visa, Inc., 2.20%, 12/14/20	500	505
2.80%, 12/14/22	1,250	1,278
3.15%, 12/14/25	1,250	1,281
3.65%, 9/15/47	125	124

Western Union (The) Co., 6.20%, 6/21/40	120	127
		10,536

Consumer Products – 0.2%

Clorox (The) Co., 3.05%, 9/15/22	250	257

Colgate-Palmolive Co., 2.45%, 11/15/21	1,000	1,013
2.30%, 5/3/22	165	166
1.95%, 2/1/23	250	246
2.10%, 5/1/23	250	246

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	50
6.00%, 5/15/37	100	127
4.38%, 6/15/45	150	162
4.15%, 3/15/47	70	73

Kimberly-Clark Corp., 2.15%, 8/15/20	150	151
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	489
3.70%, 6/1/43	100	97
3.20%, 7/30/46	125	113

Procter & Gamble (The) Co., 1.90%, 11/1/19	100	100
1.85%, 2/2/21	190	189
2.30%, 2/6/22	215	217
3.10%, 8/15/23	250	260

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Consumer Products – 0.2% – continued
5.55%, 3/5/37	$5	$7

Unilever Capital Corp., 2.10%, 7/30/20	670	673
4.25%, 2/10/21	250	267
5.90%, 11/15/32	125	164
		5,117

Consumer Services – 0.0%

Ecolab, Inc., 2.25%, 1/12/20	100	101
4.35%, 12/8/21	250	270
3.25%, 1/14/23	65	67
2.70%, 11/1/26	70	67
5.50%, 12/8/41	455	560
		1,065

Containers & Packaging – 0.1%

International Paper Co., 4.75%, 2/15/22	104	113
3.65%, 6/15/24	250	260
3.00%, 2/15/27	1,000	971
7.30%, 11/15/39	45	62
6.00%, 11/15/41	250	307
5.15%, 5/15/46	250	280

Packaging Corp. of America, 4.50%, 11/1/23	100	108
3.65%, 9/15/24	250	255

Sonoco Products Co., 4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	178

WestRock MWV LLC, 7.95%, 2/15/31	100	139

WestRock RKT Co., 3.50%, 3/1/20	150	154
		2,853

Department Stores – 0.1%

Kohl’s Corp., 4.00%, 11/1/21	85	88
3.25%, 2/1/23	100	97
4.75%, 12/15/23	250	262

Macy’s Retail Holdings, Inc., 3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	141
6.90%, 4/1/29	305	323

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Department Stores – 0.1% – continued
6.90%, 1/15/32	$250	$266
4.50%, 12/15/34	100	86
5.13%, 1/15/42	40	36

Nordstrom, Inc., 4.00%, 10/15/21	150	154
7.00%, 1/15/38	50	55
		1,538

Diversified Banks – 1.8%

Bank of America Corp., 6.88%, 11/15/18	275	290
2.60%, 1/15/19	300	302
2.65%, 4/1/19	850	858
7.63%, 6/1/19	1,040	1,135
2.25%, 4/21/20	1,000	1,002
5.00%, 5/13/21	400	435
5.70%, 1/24/22	1,000	1,126
4.10%, 7/24/23	100	106
4.00%, 4/1/24	165	174
4.20%, 8/26/24	1,500	1,578
4.00%, 1/22/25	500	517
3.95%, 4/21/25	1,000	1,029
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/1/25 (2)	750	749
4.45%, 3/3/26	500	529
3.50%, 4/19/26	300	305
4.25%, 10/22/26	100	105
6.11%, 1/29/37	150	188
7.75%, 5/14/38	275	404
5.88%, 2/7/42	250	320
5.00%, 1/21/44	1,215	1,408

Citigroup, Inc., 2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	252
2.40%, 2/18/20	710	715
2.70%, 3/30/21	575	581
4.50%, 1/14/22	735	791
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	153
3.50%, 5/15/23	190	194
3.88%, 10/25/23	200	209
4.00%, 8/5/24	250	259
3.88%, 3/26/25	750	767
5.50%, 9/13/25	150	168

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Diversified Banks – 1.8% – continued
4.60%, 3/9/26	$205	$218
3.20%, 10/21/26	2,005	1,973
4.30%, 11/20/26	325	339
6.63%, 6/15/32	100	127
6.00%, 10/31/33	350	424
6.13%, 8/25/36	125	155
8.13%, 7/15/39	1,180	1,866
5.88%, 1/30/42	30	38
5.30%, 5/6/44	300	351
4.75%, 5/18/46	1,530	1,666

JPMorgan Chase & Co., 2.35%, 1/28/19	1,750	1,763
6.30%, 4/23/19	500	534
2.25%, 1/23/20	1,000	1,005
4.95%, 3/25/20	375	401
2.75%, 6/23/20	200	204
4.40%, 7/22/20	300	319
4.63%, 5/10/21	250	270
4.35%, 8/15/21	615	659
3.25%, 9/23/22	210	217
3.63%, 5/13/24	250	261
3.88%, 9/10/24	1,250	1,302
3.90%, 7/15/25	255	269
3.20%, 6/15/26	500	496
6.40%, 5/15/38	1,054	1,404
5.60%, 7/15/41	405	502
5.40%, 1/6/42	100	121
5.63%, 8/16/43	150	183
4.85%, 2/1/44	215	247
4.95%, 6/1/45	1,000	1,139
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (2)	285	299

Wells Fargo & Co., 2.15%, 1/15/19	135	136
2.60%, 7/22/20	675	684
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	537
2.10%, 7/26/21	250	248
3.50%, 3/8/22	1,500	1,558
3.45%, 2/13/23	125	128
4.13%, 8/15/23	200	212
3.30%, 9/9/24	1,500	1,525
3.00%, 2/19/25	250	248
3.00%, 4/22/26	1,365	1,341

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Diversified Banks – 1.8% – continued
4.30%, 7/22/27	$110	$116
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (2)	585	592
5.38%, 2/7/35	425	510
4.65%, 11/4/44	375	401
3.90%, 5/1/45	950	951
4.40%, 6/14/46	850	883
		45,733

Educational Services – 0.0%

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	200	209

California Institute of Technology, 4.70%, 11/1/11 (4)	110	116

George Washington University (The), 3.49%, 9/15/22	50	52

Johns Hopkins University, 4.08%, 7/1/53	100	107

Massachusetts Institute of Technology, 5.60%, 7/1/11 (4)	190	250
4.68%, 7/1/14 (5)	15	17

Northwestern University, 4.64%, 12/1/44	50	59

Princeton University, 4.95%, 3/1/19	100	104

Trustees of Dartmouth College, 4.75%, 6/1/19	102	107

University of Pennsylvania, 4.67%, 9/1/12 (6)	100	110
		1,131

Electrical Equipment Manufacturing – 0.4%

ABB Finance USA, Inc., 4.38%, 5/8/42	250	268

Amphenol Corp., 3.13%, 9/15/21	100	102

Emerson Electric Co., 5.25%, 10/15/18	325	337
5.00%, 4/15/19	1,000	1,046
2.63%, 12/1/21	225	230
2.63%, 2/15/23	85	85

General Electric Co., 2.10%, 12/11/19	125	126
4.38%, 9/16/20	115	123

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Electrical Equipment Manufacturing – 0.4% – continued
4.63%, 1/7/21	$400	$432
3.15%, 9/7/22	750	779
2.70%, 10/9/22	580	590
3.10%, 1/9/23	500	521
3.45%, 5/15/24	850	891
6.75%, 3/15/32	150	208
6.15%, 8/7/37	150	199
5.88%, 1/14/38	800	1,047
6.88%, 1/10/39	300	439
4.50%, 3/11/44	250	280

Honeywell International, Inc., 4.25%, 3/1/21	794	850
3.35%, 12/1/23	260	273
2.50%, 11/1/26	780	748
5.70%, 3/15/37	125	158

Rockwell Automation, Inc., 6.25%, 12/1/37	150	196

Roper Technologies, Inc., 2.05%, 10/1/18	120	120
3.00%, 12/15/20	125	127
		10,175

Entertainment Content – 0.3%

CBS Corp., 2.30%, 8/15/19	200	201
5.75%, 4/15/20	585	636
3.70%, 8/15/24	825	847
5.50%, 5/15/33	235	257

Scripps Networks Interactive, Inc., 2.75%, 11/15/19	200	202

Time Warner, Inc., 2.10%, 6/1/19	75	75
4.88%, 3/15/20	30	32
4.75%, 3/29/21	5	5
3.60%, 7/15/25	520	522
3.88%, 1/15/26	65	66
6.50%, 11/15/36	850	1,025
6.20%, 3/15/40	55	65
6.10%, 7/15/40	200	234
5.38%, 10/15/41	500	539

Viacom, Inc., 3.25%, 3/15/23	310	305
3.88%, 4/1/24	395	396
6.88%, 4/30/36	600	667

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Entertainment Content – 0.3% – continued

Walt Disney (The) Co., 5.50%, 3/15/19	$400	$422
1.85%, 5/30/19	40	40
3.75%, 6/1/21	510	538
2.55%, 2/15/22	295	298
4.13%, 12/1/41	105	109
3.70%, 12/1/42	130	127
3.00%, 7/30/46	250	217
		7,825

Exploration & Production – 0.5%

Anadarko Petroleum Corp., 3.45%, 7/15/24	515	511
7.95%, 6/15/39	45	60
6.20%, 3/15/40	15	17
4.50%, 7/15/44	500	476

Apache Corp., 3.25%, 4/15/22	180	183
6.00%, 1/15/37	360	421
5.10%, 9/1/40	250	262
5.25%, 2/1/42	260	275

ConocoPhillips, 5.90%, 10/15/32	85	103
6.50%, 2/1/39	185	247

ConocoPhillips Co., 2.40%, 12/15/22	1,275	1,261
4.95%, 3/15/26	1,560	1,759

Devon Energy Corp., 3.25%, 5/15/22	765	774
7.95%, 4/15/32	165	216

Devon Financing Co. LLC, 7.88%, 9/30/31	345	455

EOG Resources, Inc., 5.63%, 6/1/19	215	227
2.63%, 3/15/23	815	809

EQT Corp., 4.88%, 11/15/21	325	352

Hess Corp., 7.13%, 3/15/33	690	804

Kerr-McGee Corp., 7.88%, 9/15/31	70	89

Marathon Oil Corp., 2.80%, 11/1/22	260	253
3.85%, 6/1/25	1,300	1,291

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Exploration & Production – 0.5% – continued
6.80%, 3/15/32	$175	$200

Noble Energy, Inc., 5.63%, 5/1/21	114	117

Occidental Petroleum Corp., 4.10%, 2/1/21	750	792
2.70%, 2/15/23	45	45
3.00%, 2/15/27	120	118
4.40%, 4/15/46	275	292

Pioneer Natural Resources Co., 3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	125

Tosco Corp., 8.13%, 2/15/30	245	337
		12,960

Financial Services – 1.6%

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	82
5.30%, 3/15/20	95	102
4.00%, 10/15/23	250	267
3.70%, 10/15/24	500	522
2.88%, 9/15/26	435	425

Bank of New York Mellon (The) Corp., 2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	79
2.15%, 2/24/20	855	859
2.05%, 5/3/21	500	498
3.55%, 9/23/21	1,455	1,522
2.20%, 8/16/23	285	279

BlackRock, Inc., 5.00%, 12/10/19	250	267
4.25%, 5/24/21	280	301
3.50%, 3/18/24	250	261

Charles Schwab (The) Corp., 4.45%, 7/22/20	250	266
3.00%, 3/10/25	335	335

CME Group, Inc., 5.30%, 9/15/43	125	157

Goldman Sachs Group (The), Inc., 2.63%, 1/31/19	1,180	1,190
2.55%, 10/23/19	400	405
2.30%, 12/13/19	130	131
5.38%, 3/15/20	1,295	1,391
2.60%, 4/23/20	250	252

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Financial Services – 1.6% – continued
2.75%, 9/15/20	$75	$76
2.63%, 4/25/21	175	176
5.25%, 7/27/21	2,540	2,791
5.75%, 1/24/22	360	404
3.63%, 1/22/23	1,000	1,036
4.00%, 3/3/24	250	264
3.85%, 7/8/24	500	520
3.75%, 5/22/25	2,505	2,576
3.75%, 2/25/26	1,540	1,577
5.95%, 1/15/27	80	93
6.75%, 10/1/37	1,615	2,131
6.25%, 2/1/41	300	396
4.80%, 7/8/44	100	112
4.75%, 10/21/45	500	556

Jefferies Group LLC, 8.50%, 7/15/19	50	55
5.13%, 1/20/23	315	344

Legg Mason, Inc., 2.70%, 7/15/19	65	66

Morgan Stanley, 2.50%, 1/24/19	750	756
7.30%, 5/13/19	645	698
5.63%, 9/23/19	475	507
2.65%, 1/27/20	600	607
2.80%, 6/16/20	190	193
5.75%, 1/25/21	1,000	1,104
2.50%, 4/21/21	510	512
5.50%, 7/28/21	1,088	1,207
2.63%, 11/17/21	500	502
4.10%, 5/22/23	1,280	1,338
3.88%, 4/29/24	1,410	1,476
3.70%, 10/23/24	500	518
4.00%, 7/23/25	1,215	1,281
3.13%, 7/27/26	250	245
6.25%, 8/9/26	100	120
3.95%, 4/23/27	490	498
6.38%, 7/24/42	300	403
4.30%, 1/27/45	575	603

Nasdaq, Inc., 3.85%, 6/30/26	1,060	1,091

National Rural Utilities Cooperative Finance Corp., 2.15%, 2/1/19	165	166
2.30%, 11/15/19	500	505

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Financial Services – 1.6% – continued
2.00%, 1/27/20	$50	$50
3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	996
8.00%, 3/1/32	50	73

State Street Corp., 2.55%, 8/18/20	1,000	1,017
3.10%, 5/15/23	225	229
3.70%, 11/20/23	550	587
3.30%, 12/16/24	120	124
2.65%, 5/19/26	450	439

TD Ameritrade Holding Corp., 2.95%, 4/1/22	80	82

		40,792

Food & Beverage – 1.1%

Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	500	503
2.65%, 2/1/21	1,000	1,016
3.30%, 2/1/23	1,500	1,555
3.65%, 2/1/26	780	807
4.70%, 2/1/36	1,000	1,103
4.00%, 1/17/43	150	150
4.63%, 2/1/44	250	268
4.90%, 2/1/46	1,910	2,158

Anheuser-Busch InBev Worldwide, Inc., 5.38%, 1/15/20	450	484
2.50%, 7/15/22	60	61
8.20%, 1/15/39	750	1,180
3.75%, 7/15/42	65	63
4.44%, 10/6/48	304	326

Archer-Daniels-Midland Co., 4.48%, 3/1/21	34	36
2.50%, 8/11/26	305	293
4.02%, 4/16/43	56	58

Brown-Forman Corp., 3.75%, 1/15/43	50	47
4.50%, 7/15/45	200	215

Campbell Soup Co., 4.25%, 4/15/21	500	531
2.50%, 8/2/22	205	205
3.80%, 8/2/42	40	38

Coca-Cola (The) Co., 2.45%, 11/1/20	500	508
3.15%, 11/15/20	260	270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Food & Beverage – 1.1% – continued
3.30%, 9/1/21	$250	$262
2.50%, 4/1/23	355	357
3.20%, 11/1/23	100	104
2.55%, 6/1/26	770	749

Coca-Cola European Partners US LLC, 3.25%, 8/19/21	500	514

Conagra Brands, Inc., 3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	120
7.00%, 10/1/28	200	251

Dr. Pepper Snapple Group, Inc., 2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	90
3.13%, 12/15/23	85	87
2.55%, 9/15/26	95	90

General Mills, Inc., 2.20%, 10/21/19	300	302
3.15%, 12/15/21	500	513
3.65%, 2/15/24	75	79
5.40%, 6/15/40	70	81

Hershey (The) Co., 2.30%, 8/15/26	365	344

JM Smucker (The) Co., 3.50%, 3/15/25	500	512
4.38%, 3/15/45	250	261

Kellogg Co., 2.75%, 3/1/23	350	350
4.50%, 4/1/46	500	520

Kraft Heinz Foods Co., 2.80%, 7/2/20	370	377
3.50%, 6/6/22	880	911
3.95%, 7/15/25	140	144
3.00%, 6/1/26	130	125
5.00%, 7/15/35	500	545
5.00%, 6/4/42	205	218
5.20%, 7/15/45	670	734
4.38%, 6/1/46	125	123

McCormick & Co., Inc., 2.70%, 8/15/22	160	161

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	266
5.90%, 11/1/39	451	568

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Food & Beverage – 1.1% – continued

Molson Coors Brewing Co., 2.10%, 7/15/21	$245	$242
5.00%, 5/1/42	575	641

PepsiCo, Inc., 2.25%, 1/7/19	500	504
4.50%, 1/15/20	255	270
2.15%, 10/14/20	285	287
3.00%, 8/25/21	770	797
1.70%, 10/6/21	45	44
2.75%, 3/5/22	385	395
2.75%, 4/30/25	500	500
3.50%, 7/17/25	100	104
2.85%, 2/24/26	115	114
2.38%, 10/6/26	245	235
4.88%, 11/1/40	265	309
4.00%, 3/5/42	50	51
3.60%, 8/13/42	50	49
4.25%, 10/22/44	320	342
4.60%, 7/17/45	130	147

Tyson Foods, Inc., 2.65%, 8/15/19	290	293
4.50%, 6/15/22	300	324
4.88%, 8/15/34	100	110

		27,528

Forest & Paper Products Manufacturing – 0.1%

Georgia-Pacific LLC, 8.00%, 1/15/24	500	642
7.75%, 11/15/29	500	695

		1,337

Hardware – 0.3%

Corning, Inc., 4.25%, 8/15/20	250	263
5.75%, 8/15/40	170	202

Dell International LLC/EMC Corp., 4.42%, 6/15/21 (7)	1,215	1,276
5.45%, 6/15/23 (7)	450	492
8.10%, 7/15/36 (7)	500	626
8.35%, 7/15/46 (7)	440	565

Hewlett Packard Enterprise Co., 4.40%, 10/15/22	830	884
4.90%, 10/15/25	1,445	1,529
6.35%, 10/15/45	200	212

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Hardware – 0.3% – continued

HP, Inc., 4.38%, 9/15/21	$735	$781
4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	294

NetApp, Inc., 3.25%, 12/15/22	150	152

Pitney Bowes, Inc., 4.70%, 4/1/23	145	143

Xerox Corp., 5.63%, 12/15/19	120	128
2.80%, 5/15/20	290	291
3.80%, 5/15/24	130	129
6.75%, 12/15/39	60	64

		8,057

Health Care Facilities & Services – 0.4%

AHS Hospital Corp., 5.02%, 7/1/45	100	118

AmerisourceBergen Corp., 3.25%, 3/1/25	135	136
4.25%, 3/1/45	60	60

Cardinal Health, Inc., 4.63%, 12/15/20	697	745
3.20%, 6/15/22	150	153
3.75%, 9/15/25	250	259
4.60%, 3/15/43	35	37
4.50%, 11/15/44	175	182

Dignity Health, 5.27%, 11/1/64	200	209

Express Scripts Holding Co., 4.75%, 11/15/21	500	543
4.50%, 2/25/26	1,130	1,209
6.13%, 11/15/41	21	25
4.80%, 7/15/46	250	264

Laboratory Corp. of America Holdings, 2.50%, 11/1/18	385	387
2.63%, 2/1/20	1,175	1,188
4.70%, 2/1/45	300	309

McKesson Corp., 2.70%, 12/15/22	120	120
3.80%, 3/15/24	160	168
6.00%, 3/1/41	250	313
4.88%, 3/15/44	355	394

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Health Care Facilities & Services – 0.4% – continued

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	$100	$103

Merck Sharp & Dohme Corp., 5.00%, 6/30/19	725	766
5.85%, 6/30/39	575	754

NYU Hospitals Center, 4.37%, 7/1/47	500	529

Quest Diagnostics, Inc., 4.75%, 1/30/20	340	360
2.50%, 3/30/20	130	131
3.45%, 6/1/26	115	116
5.75%, 1/30/40	28	32

		9,610

Home & Office Products Manufacturing – 0.1%

Newell Brands, Inc., 2.60%, 3/29/19	44	44
2.88%, 12/1/19	125	127
3.15%, 4/1/21	500	511
3.85%, 4/1/23	1,000	1,051
4.20%, 4/1/26	100	105
5.50%, 4/1/46	250	296

		2,134

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	275
2.90%, 11/1/22	65	66

Whirlpool Corp., 4.85%, 6/15/21	100	108
4.70%, 6/1/22	100	109
3.70%, 3/1/23	100	104
4.50%, 6/1/46	90	94

		756

Industrial Other – 0.1%

Fluor Corp., 3.50%, 12/15/24	1,425	1,468

Integrated Oils – 0.3%

Chevron Corp., 1.56%, 5/16/19	435	434
2.19%, 11/15/19	260	263
2.42%, 11/17/20	1,000	1,015
2.10%, 5/16/21	560	560

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Integrated Oils – 0.3% – continued
2.50%, 3/3/22	$545	$550
2.36%, 12/5/22	445	446
2.57%, 5/16/23	510	513
3.19%, 6/24/23	210	218
3.33%, 11/17/25	225	231
2.95%, 5/16/26	190	190

Exxon Mobil Corp., 1.91%, 3/6/20	150	150
2.73%, 3/1/23	1,025	1,042
3.57%, 3/6/45	590	578
4.11%, 3/1/46	350	378

		6,568

Internet Media – 0.0%

Alphabet, Inc., 3.63%, 5/19/21	250	264

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	36
6.35%, 3/15/40	250	306

Mattel, Inc., 2.35%, 5/6/19	150	150

		492

Life Insurance – 0.3%

Aflac, Inc., 6.45%, 8/15/40	15	20

Lincoln National Corp., 4.85%, 6/24/21	100	108
3.63%, 12/12/26	265	269
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	124

MetLife, Inc., 3.05%, 12/15/22	525	538
3.60%, 4/10/24	590	617
6.38%, 6/15/34	485	635
5.70%, 6/15/35	215	266
6.40%, 12/15/36	150	173
4.05%, 3/1/45	635	646

Primerica, Inc., 4.75%, 7/15/22	100	108

Principal Financial Group, Inc., 4.63%, 9/15/42	40	44

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Life Insurance – 0.3% – continued

Protective Life Corp., 7.38%, 10/15/19	$300	$329
8.45%, 10/15/39	425	630

Prudential Financial, Inc., 2.35%, 8/15/19	200	201
5.38%, 6/21/20	175	190
4.50%, 11/15/20	270	289
3.50%, 5/15/24	85	88
5.75%, 7/15/33	50	60
5.70%, 12/14/36	200	245
6.63%, 12/1/37	200	268
(Variable, ICE LIBOR USD 3M + 5.00%), 8.88%, 6/15/38 (2)	450	471
5.63%, 5/12/41	260	317
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (2)	275	292

Reinsurance Group of America, Inc., 5.00%, 6/1/21	550	595

Torchmark Corp., 3.80%, 9/15/22	420	433

Voya Financial, Inc., 4.80%, 6/15/46	1,000	1,050

		9,018

Machinery Manufacturing – 0.5%

Caterpillar Financial Services Corp., 3.75%, 11/24/23	1,000	1,063

Caterpillar, Inc., 3.90%, 5/27/21	500	530
3.40%, 5/15/24	1,000	1,046
5.20%, 5/27/41	450	546
3.80%, 8/15/42	102	104
4.30%, 5/15/44	150	163

Deere & Co., 2.60%, 6/8/22	125	126
5.38%, 10/16/29	250	303
8.10%, 5/15/30	100	146

Dover Corp., 4.30%, 3/1/21	310	329

Eaton Corp., 2.75%, 11/2/22	1,500	1,510

IDEX Corp., 4.20%, 12/15/21	200	208

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Machinery Manufacturing – 0.5% – continued

Illinois Tool Works, Inc., 1.95%, 3/1/19	$130	$131
3.38%, 9/15/21	250	260
3.50%, 3/1/24	250	262
3.90%, 9/1/42	200	205

Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	1,500	1,616

John Deere Capital Corp., 1.70%, 1/15/20	150	150
2.05%, 3/10/20	1,250	1,256
2.45%, 9/11/20	100	101
3.15%, 10/15/21	250	258
2.80%, 1/27/23	150	153
2.80%, 3/6/23	500	508

Kennametal, Inc., 2.65%, 11/1/19	100	101

Parker-Hannifin Corp., 3.30%, 11/21/24	215	221
4.20%, 11/21/34	200	211
4.45%, 11/21/44	500	535

		12,042

Managed Care – 0.3%

Aetna, Inc., 4.13%, 6/1/21	250	264
2.75%, 11/15/22	400	403
6.63%, 6/15/36	40	54
6.75%, 12/15/37	150	208
4.50%, 5/15/42	100	110

Anthem, Inc., 3.50%, 8/15/24	545	561
5.95%, 12/15/34	50	61
4.63%, 5/15/42	525	569

Cigna Corp., 3.25%, 4/15/25	330	334

Humana, Inc., 2.63%, 10/1/19	100	101
3.85%, 10/1/24	85	89
8.15%, 6/15/38	280	406

UnitedHealth Group, Inc., 1.63%, 3/15/19	210	210
4.70%, 2/15/21	300	323
3.35%, 7/15/22	1,255	1,311
3.75%, 7/15/25	430	456

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Managed Care – 0.3% – continued
5.80%, 3/15/36	$250	$315
6.63%, 11/15/37	640	889
6.88%, 2/15/38	170	241

		6,905

Mass Merchants – 0.3%

Target Corp., 2.30%, 6/26/19	1,000	1,010
3.88%, 7/15/20	195	205
2.90%, 1/15/22	515	528
3.63%, 4/15/46	500	470

Wal-Mart Stores, Inc., 3.63%, 7/8/20	200	210
4.25%, 4/15/21	600	646
3.30%, 4/22/24	625	656
5.88%, 4/5/27	250	313
5.25%, 9/1/35	175	215
6.50%, 8/15/37	750	1,043
6.20%, 4/15/38	275	374
5.63%, 4/1/40	555	714
4.88%, 7/8/40	90	106
5.00%, 10/25/40	100	119
5.63%, 4/15/41	375	486
4.00%, 4/11/43	415	436
4.75%, 10/2/43	100	117

		7,648

Medical Equipment & Devices Manufacturing – 0.5%

Abbott Laboratories, 3.25%, 4/15/23	140	143
2.95%, 3/15/25	1,000	988
4.75%, 11/30/36	555	613
4.75%, 4/15/43	150	159

Agilent Technologies, Inc., 3.20%, 10/1/22	225	227
3.88%, 7/15/23	250	259

Baxter International, Inc., 1.70%, 8/15/21	60	58
3.50%, 8/15/46	350	313

Becton Dickinson and Co., 2.68%, 12/15/19	374	378
3.25%, 11/12/20	430	442
3.13%, 11/8/21	150	153
3.30%, 3/1/23	130	132
4.69%, 12/15/44	55	58

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Medical Equipment & Devices Manufacturing – 0.5% – continued

Boston Scientific Corp., 2.65%, 10/1/18	$80	$81
2.85%, 5/15/20	130	132
3.85%, 5/15/25	250	260
7.38%, 1/15/40	100	134

C.R. Bard, Inc., 3.00%, 5/15/26	660	662

Life Technologies Corp., 6.00%, 3/1/20	500	543

Medtronic, Inc., 2.50%, 3/15/20	1,000	1,015
4.13%, 3/15/21	500	530
3.13%, 3/15/22	150	154
3.50%, 3/15/25	750	782
4.38%, 3/15/35	1,275	1,403
6.50%, 3/15/39	100	135
5.55%, 3/15/40	200	245
4.50%, 3/15/42	100	110
4.63%, 3/15/44	100	112
4.63%, 3/15/45	500	569

Stryker Corp., 2.63%, 3/15/21	500	506
4.10%, 4/1/43	50	50
4.38%, 5/15/44	200	209
4.63%, 3/15/46	750	817

Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	250	261
3.30%, 2/15/22	320	331
4.15%, 2/1/24	100	107
2.95%, 9/19/26	155	152

Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120	121
3.38%, 11/30/21	250	256
3.15%, 4/1/22	500	509
3.55%, 4/1/25	120	121

		14,230

Metals & Mining – 0.1%

Barrick North America Finance LLC, 4.40%, 5/30/21	79	85

Newmont Mining Corp., 5.88%, 4/1/35	100	118
4.88%, 3/15/42	150	161

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Metals & Mining – 0.1% – continued

Nucor Corp., 4.00%, 8/1/23	$250	$265
6.40%, 12/1/37	150	195
5.20%, 8/1/43	125	146

Southern Copper Corp., 3.88%, 4/23/25	100	103
7.50%, 7/27/35	300	389
6.75%, 4/16/40	90	110
5.88%, 4/23/45	500	569

		2,141

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC, 3.20%, 8/15/21	1,075	1,107
5.13%, 9/15/40	210	243

Halliburton Co., 3.50%, 8/1/23	715	737
4.85%, 11/15/35	25	27
7.45%, 9/15/39	840	1,182
5.00%, 11/15/45	50	55

Oceaneering International, Inc., 4.65%, 11/15/24	100	100

		3,451

Pharmaceuticals – 0.6%

AbbVie, Inc., 2.50%, 5/14/20	440	445
2.30%, 5/14/21	800	799
2.90%, 11/6/22	1,000	1,014
3.60%, 5/14/25	225	233
4.40%, 11/6/42	415	435
4.70%, 5/14/45	840	916

Actavis, Inc., 3.25%, 10/1/22	1,000	1,026

Bristol-Myers Squibb Co., 1.75%, 3/1/19	500	501
2.00%, 8/1/22	600	592

Eli Lilly & Co., 1.95%, 3/15/19	35	35

GlaxoSmithKline Capital, Inc., 5.38%, 4/15/34	150	179
6.38%, 5/15/38	530	727
4.20%, 3/18/43	20	21

Johnson & Johnson, 1.88%, 12/5/19	300	302

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Pharmaceuticals – 0.6% – continued
1.65%, 3/1/21	$185	$183
3.55%, 5/15/21	250	264
2.45%, 3/1/26	500	491
4.38%, 12/5/33	250	284
5.95%, 8/15/37	100	134
4.85%, 5/15/41	400	477

Merck & Co., Inc., 2.35%, 2/10/22	1,000	1,003
2.80%, 5/18/23	300	308
2.75%, 2/10/25	500	501
3.60%, 9/15/42	25	25
4.15%, 5/18/43	60	65

Mylan, Inc., 5.40%, 11/29/43	85	91

Novartis Capital Corp., 4.40%, 4/24/20	185	197
2.40%, 5/17/22	170	171
2.40%, 9/21/22	40	40
3.40%, 5/6/24	250	262
4.40%, 5/6/44	250	283

Pfizer, Inc., 1.95%, 6/3/21	500	500
2.20%, 12/15/21	90	90
3.40%, 5/15/24	150	158
7.20%, 3/15/39	700	1,033
4.40%, 5/15/44	500	552
4.13%, 12/15/46	350	374

Pharmacia LLC, 6.60%, 12/1/28	125	163

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	45	49

Wyeth LLC, 5.95%, 4/1/37	725	949

Zoetis, Inc., 3.25%, 2/1/23	500	517
4.70%, 2/1/43	40	44

		16,433

Pipeline – 0.9%

Buckeye Partners L.P., 4.88%, 2/1/21	50	53
4.35%, 10/15/24	35	36
5.60%, 10/15/44	500	521

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Pipeline – 0.9% – continued

El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	$360	$435
8.38%, 6/15/32	471	608

Enable Midstream Partners L.P., 2.40%, 5/15/19	250	249
3.90%, 5/15/24	200	201

Enbridge Energy Partners L.P., 5.20%, 3/15/20	210	224
4.20%, 9/15/21	65	68
7.50%, 4/15/38	50	63

Energy Transfer L.P., 3.60%, 2/1/23	750	763
4.05%, 3/15/25	160	162
4.20%, 4/15/27	830	840
6.63%, 10/15/36	1,010	1,149
7.50%, 7/1/38	200	246

Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/1/23	265	278

Enterprise Products Operating LLC, 2.55%, 10/15/19	100	101
5.25%, 1/31/20	1,000	1,069
3.35%, 3/15/23	110	113
3.90%, 2/15/24	1,495	1,567
3.75%, 2/15/25	255	264
3.70%, 2/15/26	105	108
3.95%, 2/15/27	500	525
6.88%, 3/1/33	50	63
7.55%, 4/15/38	485	669
6.45%, 9/1/40	30	38
5.95%, 2/1/41	40	48

Kinder Morgan Energy Partners L.P., 6.85%, 2/15/20	70	77
6.50%, 4/1/20	165	180
4.30%, 5/1/24	170	177
7.40%, 3/15/31	380	475
7.30%, 8/15/33	125	153
6.55%, 9/15/40	205	234
6.38%, 3/1/41	145	167
5.63%, 9/1/41	310	322
5.40%, 9/1/44	250	260

Kinder Morgan, Inc., 6.50%, 9/15/20	255	282
7.75%, 1/15/32	50	64

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Pipeline – 0.9% – continued

Magellan Midstream Partners L.P., 4.25%, 2/1/21	$200	$211
5.00%, 3/1/26	500	556
5.15%, 10/15/43	20	22

ONEOK Partners L.P., 3.38%, 10/1/22	30	30
5.00%, 9/15/23	40	43
4.90%, 3/15/25	40	43
6.65%, 10/1/36	80	97
6.20%, 9/15/43	20	23

Phillips 66 Partners L.P., 3.61%, 2/15/25	76	76
3.55%, 10/1/26	470	460

Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	525	541
4.50%, 12/15/26	795	807
6.65%, 1/15/37	80	89
5.15%, 6/1/42	130	123

Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	500	552
5.88%, 6/30/26	895	999

Southern Union Co., 8.25%, 11/15/29	25	31

Spectra Energy Capital LLC, 3.30%, 3/15/23	200	201

Spectra Energy Partners L.P., 3.38%, 10/15/26	200	198
5.95%, 9/25/43	300	358

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	200	206
5.95%, 12/1/25	175	198
5.30%, 4/1/44	100	99

Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	505	598
7.00%, 10/15/28	630	761
8.38%, 6/15/32	215	277
7.63%, 4/1/37	5	6

Williams Partners L.P., 6.30%, 4/15/40	995	1,192
5.80%, 11/15/43	200	226

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Pipeline – 0.9% – continued

Williams Partners L.P./ACMP Finance Corp., 4.88%, 3/15/24	$325	$340

		22,215

Power Generation – 0.1%

Consumers Energy Co., 6.13%, 3/15/19	200	212
2.85%, 5/15/22	545	556

Delmarva Power & Light Co., 4.00%, 6/1/42	200	203

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	239
4.25%, 6/15/22	250	267
6.25%, 10/1/39	120	132

System Energy Resources, Inc., 4.10%, 4/1/23	160	166

		1,775

Property & Casualty Insurance – 0.4%

Alleghany Corp., 4.95%, 6/27/22	55	60

Allstate (The) Corp., 5.55%, 5/9/35	50	60
(Variable, ICE LIBOR USD 3M + 2.12%), 3.25%, 5/15/37 (2)	100	99
5.20%, 1/15/42	225	252
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (2)	225	270

American International Group, Inc., 3.75%, 7/10/25	895	924
3.90%, 4/1/26	950	989
4.80%, 7/10/45	45	49
4.38%, 1/15/55	105	102

Aon Corp., 5.00%, 9/30/20	200	215

Berkshire Hathaway Finance Corp., 5.75%, 1/15/40	255	328
4.40%, 5/15/42	100	110
4.30%, 5/15/43	125	136

Berkshire Hathaway, Inc., 2.10%, 8/14/19	250	253
2.75%, 3/15/23	75	76
3.13%, 3/15/26	1,400	1,416
4.50%, 2/11/43	300	335

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Property & Casualty Insurance – 0.4% – continued

Chubb (The) Corp., 6.00%, 5/11/37	$50	$65
6.50%, 5/15/38	85	118

Chubb INA Holdings, Inc., 5.90%, 6/15/19	355	378
2.70%, 3/13/23	300	302
3.35%, 5/3/26	1,000	1,025
6.70%, 5/15/36	50	70
4.15%, 3/13/43	100	107

Hartford Financial Services Group (The), Inc., 5.50%, 3/30/20	250	269
5.13%, 4/15/22	145	161
5.95%, 10/15/36	285	357

Infinity Property & Casualty Corp., 5.00%, 9/19/22	115	122

Loews Corp., 2.63%, 5/15/23	250	250
4.13%, 5/15/43	75	75

Marsh & McLennan Cos., Inc., 2.35%, 3/6/20	190	191
3.50%, 6/3/24	150	155
3.50%, 3/10/25	385	398

Progressive (The) Corp., 3.75%, 8/23/21	330	347

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	95

Travelers (The) Cos., Inc., 6.25%, 6/15/37	375	501
5.35%, 11/1/40	25	31
4.60%, 8/1/43	75	84

		10,775

Publishing & Broadcasting – 0.2%

21st Century Fox America, Inc., 6.90%, 3/1/19	30	32
3.70%, 9/15/24	915	949
6.40%, 12/15/35	40	51
8.15%, 10/17/36	15	22
6.15%, 3/1/37	70	87
6.65%, 11/15/37	550	723
7.85%, 3/1/39	100	145
6.90%, 8/15/39	310	416
4.95%, 10/15/45	500	547

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Publishing & Broadcasting – 0.2% – continued

Discovery Communications LLC, 5.63%, 8/15/19	$92	$98
3.30%, 5/15/22	340	343
2.95%, 3/20/23	110	110
3.25%, 4/1/23	300	301
3.80%, 3/13/24	1,405	1,448
6.35%, 6/1/40	195	226

NBCUniversal Media LLC, 2.88%, 1/15/23	125	127
6.40%, 4/30/40	115	155
4.45%, 1/15/43	10	11

Time Warner Cos., Inc., 6.95%, 1/15/28	540	678

		6,469

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	355	378
3.40%, 9/1/24	605	631
6.20%, 8/15/36	455	593
5.75%, 5/1/40	225	287
4.40%, 3/15/42	280	305

CSX Corp., 4.25%, 6/1/21	100	106
3.70%, 11/1/23	50	53
3.40%, 8/1/24	500	513
2.60%, 11/1/26	270	258
6.00%, 10/1/36	100	125
6.15%, 5/1/37	190	243
6.22%, 4/30/40	365	472
5.50%, 4/15/41	50	60

Norfolk Southern Corp., 5.90%, 6/15/19	320	341
3.25%, 12/1/21	250	258
2.90%, 2/15/23	450	456
7.25%, 2/15/31	500	681
7.05%, 5/1/37	90	123
3.95%, 10/1/42	20	20

Union Pacific Corp., 4.16%, 7/15/22	437	471
2.95%, 1/15/23	35	36
2.75%, 4/15/23	65	66
3.65%, 2/15/24	524	553
2.75%, 3/1/26	300	296

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Railroad – 0.3% – continued
4.75%, 9/15/41	$100	$112
4.30%, 6/15/42	200	212
		7,649

Real Estate – 0.5%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	107

American Campus Communities Operating Partnership L.P., 4.13%, 7/1/24	100	105

American Tower Corp., 3.40%, 2/15/19	55	56
3.50%, 1/31/23	210	217
5.00%, 2/15/24	250	276
4.00%, 6/1/25	115	119
3.38%, 10/15/26	60	59

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	164
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	51

Boston Properties L.P., 5.88%, 10/15/19	500	535
3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	138
3.65%, 2/1/26	90	92

Camden Property Trust, 2.95%, 12/15/22	150	150

Corporate Office Properties L.P., 3.60%, 5/15/23	90	90
5.25%, 2/15/24	100	108

DDR Corp., 3.50%, 1/15/21	40	41
3.38%, 5/15/23	225	222

Digital Realty Trust L.P., 5.25%, 3/15/21	150	163
3.63%, 10/1/22	250	260

Duke Realty L.P., 4.38%, 6/15/22	100	107

EPR Properties, 7.75%, 7/15/20	50	56
5.75%, 8/15/22	100	111

Equity Commonwealth, 5.88%, 9/15/20	100	107

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Real Estate – 0.5% – continued

ERP Operating L.P., 4.75%, 7/15/20	$335	$357
4.63%, 12/15/21	111	120
4.50%, 6/1/45	55	59
Essex Portfolio L.P., 3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	208

Federal Realty Investment Trust, 3.00%, 8/1/22	25	25

HCP, Inc., 3.15%, 8/1/22	100	101
4.25%, 11/15/23	90	96
3.88%, 8/15/24	860	883
3.40%, 2/1/25	200	199

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	200	219

Highwoods Realty L.P., 3.63%, 1/15/23	100	101

Hospitality Properties Trust, 4.50%, 3/15/25	365	375

Host Hotels & Resorts L.P., 4.00%, 6/15/25	215	220

Kilroy Realty L.P., 4.38%, 10/1/25	200	210

Kimco Realty Corp., 3.20%, 5/1/21	240	245

Lexington Realty Trust, 4.40%, 6/15/24	200	201

Liberty Property L.P., 4.13%, 6/15/22	250	263
4.40%, 2/15/24	80	85

Mid-America Apartments L.P., 3.75%, 6/15/24	100	103

National Retail Properties, Inc., 3.80%, 10/15/22	100	104
3.30%, 4/15/23	100	101

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	104

Realty Income Corp., 3.25%, 10/15/22	265	271
4.65%, 8/1/23	185	201

Regency Centers Corp., 3.75%, 11/15/22	100	103

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Real Estate – 0.5% – continued

Select Income REIT, 4.50%, 2/1/25	$150	$152

Senior Housing Properties Trust, 3.25%, 5/1/19	75	76
4.75%, 5/1/24	125	131

Simon Property Group L.P., 2.75%, 2/1/23	100	100
3.38%, 10/1/24	90	92
3.25%, 11/30/26	910	906

UDR, Inc., 4.63%, 1/10/22	165	176

Ventas Realty L.P., 3.75%, 5/1/24	210	216
5.70%, 9/30/43	100	118

Ventas Realty L.P./Ventas Capital Corp., 4.25%, 3/1/22	185	195
3.25%, 8/15/22	320	326

Vornado Realty L.P., 5.00%, 1/15/22	160	173

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	227

Welltower, Inc., 4.13%, 4/1/19	75	77
5.13%, 3/15/43	150	163

Weyerhaeuser Co., 4.63%, 9/15/23	185	202
6.88%, 12/15/33	740	959
		12,769

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 3.63%, 9/15/24	305	311
6.50%, 3/1/41	466	561

Phillips 66, 4.65%, 11/15/34	395	418
5.88%, 5/1/42	305	375

Valero Energy Corp., 9.38%, 3/15/19	100	110
7.50%, 4/15/32	765	1,007
		2,782

Restaurants – 0.1%

McDonald’s Corp., 2.20%, 5/26/20	1,890	1,901

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Restaurants – 0.1% – continued
3.63%, 5/20/21	$200	$210
6.30%, 10/15/37	505	655
3.70%, 2/15/42	100	94

Starbucks Corp., 2.10%, 2/4/21	540	542
3.85%, 10/1/23	200	215
4.30%, 6/15/45	200	218
		3,835

Retail – Consumer Discretionary – 0.5%

Amazon.com, Inc., 2.60%, 12/5/19	530	540
2.50%, 11/29/22	150	151
3.80%, 12/5/24	1,000	1,069
4.80%, 12/5/34	1,050	1,189
4.05%, 8/22/47 (7)	260	265
4.25%, 8/22/57 (7)	500	513

AutoZone, Inc., 4.00%, 11/15/20	250	262
2.50%, 4/15/21	95	95
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	137

eBay, Inc., 2.20%, 8/1/19	100	100
2.60%, 7/15/22	500	499
2.75%, 1/30/23	110	110
3.60%, 6/5/27	500	497
4.00%, 7/15/42	235	210

Home Depot (The), Inc., 4.40%, 4/1/21	250	268
2.63%, 6/1/22	475	483
2.70%, 4/1/23	125	127
3.00%, 4/1/26	170	171
2.13%, 9/15/26	275	258
5.88%, 12/16/36	350	455
5.40%, 9/15/40	500	619
5.95%, 4/1/41	405	534
4.88%, 2/15/44	405	470

Lowe’s Cos., Inc., 4.63%, 4/15/20	100	105
3.80%, 11/15/21	500	530
3.12%, 4/15/22	500	516
3.88%, 9/15/23	400	428
3.13%, 9/15/24	150	153

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Retail – Consumer Discretionary – 0.5% – continued
4.65%, 4/15/42	$50	$55
3.70%, 4/15/46	250	243

QVC, Inc., 4.45%, 2/15/25	415	421
5.45%, 8/15/34	450	443

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	153
2.50%, 5/15/23	705	707
2.25%, 9/15/26	1,000	931
		13,764

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	310	343
3.25%, 8/15/26	715	689

Sysco Corp., 2.60%, 10/1/20	1,080	1,096
2.60%, 6/12/22	95	95
3.30%, 7/15/26	120	120
		2,343

Semiconductors – 0.3%

Altera Corp., 2.50%, 11/15/18	20	20
4.10%, 11/15/23	1,340	1,444

Applied Materials, Inc., 3.90%, 10/1/25	500	534
5.85%, 6/15/41	100	128

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/22 (7)	160	163
3.63%, 1/15/24 (7)	740	760

Intel Corp., 2.70%, 12/15/22	80	82
3.70%, 7/29/25	815	862
4.00%, 12/15/32	150	165
4.80%, 10/1/41	250	291
4.90%, 7/29/45	730	872

KLA-Tencor Corp., 4.65%, 11/1/24	300	325

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	51

QUALCOMM, Inc., 2.90%, 5/20/24	110	110
3.45%, 5/20/25	485	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Semiconductors – 0.3% – continued
3.25%, 5/20/27	$615	$620
4.65%, 5/20/35	300	327
4.80%, 5/20/45	460	505
		7,759

Software & Services – 0.9%

Adobe Systems, Inc., 3.25%, 2/1/25	250	257

Autodesk, Inc., 3.60%, 12/15/22	500	516

CA, Inc., 4.50%, 8/15/23	250	264

DXC Technology Co., 4.45%, 9/18/22	200	212

Equifax, Inc., 3.30%, 12/15/22	365	363

International Business Machines Corp., 7.63%, 10/15/18	1,045	1,108
2.25%, 2/19/21	1,000	1,003
2.90%, 11/1/21	235	241
3.63%, 2/12/24	785	824
7.00%, 10/30/25	385	494
3.45%, 2/19/26	490	506
6.50%, 1/15/28	100	128
4.00%, 6/20/42	320	321

Microsoft Corp., 4.20%, 6/1/19	250	261
2.00%, 11/3/20	330	332
1.55%, 8/8/21	5	5
2.65%, 11/3/22	730	743
2.00%, 8/8/23	765	750
3.63%, 12/15/23	335	357
2.88%, 2/6/24	300	307
3.13%, 11/3/25	100	103
2.40%, 8/8/26	1,955	1,890
3.30%, 2/6/27	375	388
4.20%, 11/3/35	40	44
4.10%, 2/6/37	130	141
4.50%, 10/1/40	890	1,000
3.50%, 11/15/42	150	146
4.88%, 12/15/43	365	426
4.45%, 11/3/45	360	405
3.70%, 8/8/46	950	958
4.00%, 2/12/55	350	364

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Software & Services – 0.9% – continued
3.95%, 8/8/56	$335	$345

Moody’s Corp., 4.88%, 2/15/24	250	276

Oracle Corp., 5.00%, 7/8/19	15	16
2.25%, 10/8/19	30	30
1.90%, 9/15/21	50	50
2.50%, 5/15/22	280	284
2.40%, 9/15/23	1,940	1,929
3.40%, 7/8/24	855	890
2.95%, 5/15/25	1,000	1,008
2.65%, 7/15/26	3,475	3,413
4.30%, 7/8/34	10	11
6.13%, 7/8/39	290	387
5.38%, 7/15/40	470	583
4.00%, 7/15/46	500	517
4.38%, 5/15/55	25	27

S&P Global, Inc., 6.55%, 11/15/37	100	129
		24,752

Supermarkets & Pharmacies – 0.3%

CVS Health Corp., 2.25%, 8/12/19	95	95
4.13%, 5/15/21	100	106
2.75%, 12/1/22	850	852
3.88%, 7/20/25	2,138	2,230
5.30%, 12/5/43	750	877
5.13%, 7/20/45	330	380

Kroger (The) Co., 6.15%, 1/15/20	25	27
2.95%, 11/1/21	660	666
3.40%, 4/15/22	400	411
2.65%, 10/15/26	1,135	1,038
7.50%, 4/1/31	200	262
6.90%, 4/15/38	100	125

Walgreen Co., 5.25%, 1/15/19	131	136

Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	100	101
3.45%, 6/1/26	375	374
4.50%, 11/18/34	50	52
4.65%, 6/1/46	635	663
		8,395

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Tobacco – 0.3%

Altria Group, Inc., 9.25%, 8/6/19	$56	$63
4.75%, 5/5/21	725	786
2.85%, 8/9/22	100	102
2.95%, 5/2/23	100	101
2.63%, 9/16/26	95	91
4.25%, 8/9/42	135	139
4.50%, 5/2/43	250	268
5.38%, 1/31/44	370	446
3.88%, 9/16/46	440	430

BAT Capital Corp., 3.56%, 8/15/27 (7)	480	485
4.54%, 8/15/47 (7)	435	448

Philip Morris International, Inc., 1.38%, 2/25/19	130	129
4.50%, 3/26/20	250	265
4.13%, 5/17/21	250	265
2.90%, 11/15/21	300	306
2.63%, 3/6/23	100	100
3.38%, 8/11/25	250	257
6.38%, 5/16/38	280	373
3.88%, 8/21/42	150	149
4.13%, 3/4/43	100	103
4.88%, 11/15/43	100	112
4.25%, 11/10/44	350	365

Reynolds American, Inc., 3.25%, 6/12/20	861	885
7.25%, 6/15/37	500	685
6.15%, 9/15/43	65	81
5.85%, 8/15/45	310	379
		7,813

Transportation & Logistics – 0.2%

Cummins, Inc., 4.88%, 10/1/43	90	103

FedEx Corp., 8.00%, 1/15/19	290	312
2.30%, 2/1/20	250	252
2.70%, 4/15/23	685	684
4.00%, 1/15/24	100	107
3.90%, 2/1/35	100	101
3.88%, 8/1/42	50	48
4.10%, 4/15/43	50	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Transportation & Logistics – 0.2% – continued

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	$95	$98

PACCAR Financial Corp., 2.20%, 9/15/19	100	101
2.25%, 2/25/21	250	251

Ryder System, Inc., 2.55%, 6/1/19	135	136
2.65%, 3/2/20	900	910

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	58

United Parcel Service, Inc., 2.35%, 5/16/22	165	166
6.20%, 1/15/38	160	217
3.63%, 10/1/42	105	104
3.40%, 11/15/46	290	274
		3,972

Travel & Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	1,430	1,470

Marriott International, Inc., 3.00%, 3/1/19	250	253
3.38%, 10/15/20	125	128
3.13%, 10/15/21	750	768
3.25%, 9/15/22	50	51
3.13%, 2/15/23	150	150
3.13%, 6/15/26	130	129

Wyndham Worldwide Corp., 4.25%, 3/1/22	100	101
4.50%, 4/1/27	70	70
		3,120

Utilities – 2.0%

Alabama Power Co., 6.13%, 5/15/38	50	64
5.50%, 3/15/41	150	181
4.10%, 1/15/42	730	741
3.85%, 12/1/42	60	60

Ameren Illinois Co., 2.70%, 9/1/22	500	506
3.25%, 3/1/25	500	510

American Water Capital Corp., 3.40%, 3/1/25	35	36
6.59%, 10/15/37	125	171
4.30%, 12/1/42	75	81

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued

Appalachian Power Co., 4.60%, 3/30/21	$250	$268
7.00%, 4/1/38	75	105

Arizona Public Service Co., 8.75%, 3/1/19	250	273
4.50%, 4/1/42	230	253
4.70%, 1/15/44	100	111

Atmos Energy Corp., 4.15%, 1/15/43	250	265
4.13%, 10/15/44	75	79

Baltimore Gas & Electric Co., 3.50%, 11/15/21	275	287
2.40%, 8/15/26	130	123

Berkshire Hathaway Energy Co., 2.40%, 2/1/20	150	151
6.13%, 4/1/36	600	770
6.50%, 9/15/37	200	267

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	105
2.40%, 9/1/26	50	48
3.00%, 2/1/27	150	149
4.50%, 4/1/44	50	56

CenterPoint Energy Resources Corp., 6.63%, 11/1/37	50	66
5.85%, 1/15/41	50	62

CMS Energy Corp., 6.25%, 2/1/20	200	218
3.00%, 5/15/26	40	39

Commonwealth Edison Co., 6.45%, 1/15/38	200	272
3.80%, 10/1/42	90	90
4.60%, 8/15/43	100	113

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	420

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	265
3.30%, 12/1/24	185	191
5.30%, 3/1/35	150	178
5.85%, 3/15/36	100	126
6.20%, 6/15/36	200	261
6.75%, 4/1/38	100	140
5.50%, 12/1/39	85	105

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued
5.70%, 6/15/40	$450	$581
4.45%, 3/15/44	100	111

Consolidated Edison, Inc., 2.00%, 5/15/21	85	84

Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	280	282

Dominion Energy, Inc., 2.50%, 12/1/19	90	91
5.25%, 8/1/33	250	286
5.95%, 6/15/35	750	924
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	39
4.05%, 9/15/42	100	98

DTE Electric Co., 2.65%, 6/15/22	160	161
6.63%, 6/1/36	200	269
5.70%, 10/1/37	50	63
3.95%, 6/15/42	100	102

DTE Energy Co., 6.38%, 4/15/33	50	64

Duke Energy Carolinas LLC, 3.90%, 6/15/21	50	53
6.45%, 10/15/32	106	140
6.10%, 6/1/37	150	194
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	231
3.75%, 6/1/45	350	352

Duke Energy Corp., 3.75%, 4/15/24	100	105
3.75%, 9/1/46	120	116

Duke Energy Florida LLC, 3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	68
6.40%, 6/15/38	285	389
3.40%, 10/1/46	290	273

Duke Energy Florida Project Finance LLC, 2.54%, 9/1/29	400	382

Duke Energy Indiana LLC, 6.35%, 8/15/38	25	34
6.45%, 4/1/39	225	305
4.90%, 7/15/43	1,000	1,159

Duke Energy Ohio, Inc., 3.80%, 9/1/23	130	139

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued

Duke Energy Progress LLC, 5.30%, 1/15/19	$150	$157
3.00%, 9/15/21	150	154
2.80%, 5/15/22	100	102
4.10%, 3/15/43	200	210

Entergy Arkansas, Inc., 3.05%, 6/1/23	250	255

Entergy Louisiana LLC, 5.40%, 11/1/24	150	173
3.05%, 6/1/31	950	919

Entergy Texas, Inc., 7.13%, 2/1/19	250	267

Eversource Energy, 2.80%, 5/1/23	105	106
3.15%, 1/15/25	100	101

Exelon Corp., 5.63%, 6/15/35	75	90

Florida Power & Light Co., 5.65%, 2/1/37	335	424
5.95%, 2/1/38	150	198
5.96%, 4/1/39	250	331
5.69%, 3/1/40	400	517
4.13%, 2/1/42	250	269
4.05%, 6/1/42	100	106

Georgia Power Co., 4.25%, 12/1/19	500	524
2.40%, 4/1/21	75	75
2.85%, 5/15/22	100	102
5.40%, 6/1/40	250	294
4.30%, 3/15/42	60	63
4.30%, 3/15/43	100	104

Great Plains Energy, Inc., 5.29%, 6/15/22 (3)	220	242

Interstate Power & Light Co., 4.70%, 10/15/43	50	55

Kansas City Power & Light Co., 3.15%, 3/15/23	500	508
5.30%, 10/1/41	50	59

KeySpan Corp., 5.80%, 4/1/35	425	518

MidAmerican Energy Co., 3.50%, 10/15/24	100	105
4.80%, 9/15/43	100	116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued
4.40%, 10/15/44	$150	$165

Midamerican Funding LLC, 6.93%, 3/1/29	50	66

National Fuel Gas Co., 4.90%, 12/1/21	150	159
3.75%, 3/1/23	250	255

Nevada Power Co., 6.65%, 4/1/36	100	135
6.75%, 7/1/37	1,000	1,367
5.45%, 5/15/41	35	42

NextEra Energy Capital Holdings, Inc., (Variable, ICE LIBOR USD 3M + 2.13%), 3.45%, 6/15/67 (2)	25	24

NiSource Finance Corp., 5.95%, 6/15/41	100	125
5.25%, 2/15/43	100	116
4.80%, 2/15/44	80	88

Northern States Power Co., 6.25%, 6/1/36	100	132
5.35%, 11/1/39	1,065	1,314

NSTAR Electric Co., 2.38%, 10/15/22	100	100

Oglethorpe Power Corp., 5.38%, 11/1/40	150	174

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	69

Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	250	267
7.25%, 1/15/33	200	279
7.50%, 9/1/38	145	214

Pacific Gas & Electric Co., 4.25%, 5/15/21	432	459
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	100
3.75%, 2/15/24	1,000	1,057
6.05%, 3/1/34	550	716
5.80%, 3/1/37	100	128
5.40%, 1/15/40	160	196
3.75%, 8/15/42	50	50
4.60%, 6/15/43	125	140
4.30%, 3/15/45	250	272

PacifiCorp, 2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	60

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued
6.10%, 8/1/36	$200	$261
6.25%, 10/15/37	275	369
6.00%, 1/15/39	60	79

Potomac Electric Power Co., 3.60%, 3/15/24	150	158

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	54
3.50%, 12/1/22	1,035	1,074
5.00%, 3/15/44	100	112

PPL Electric Utilities Corp., 3.00%, 9/15/21	500	513
6.25%, 5/15/39	275	371
5.20%, 7/15/41	35	41
4.13%, 6/15/44	100	106

Progress Energy, Inc., 7.75%, 3/1/31	50	71

PSEG Power LLC, 2.45%, 11/15/18	35	35
3.00%, 6/15/21	315	321

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,029
2.25%, 9/15/22	100	99
2.50%, 3/15/23	150	150

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	168

Public Service Electric & Gas Co., 3.00%, 5/15/25	500	503
5.38%, 11/1/39	250	304
3.95%, 5/1/42	50	53
3.65%, 9/1/42	30	30

Puget Energy, Inc., 3.65%, 5/15/25	500	509

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	30
6.27%, 3/15/37	75	98
5.80%, 3/15/40	250	321
5.64%, 4/15/41	80	101

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	67
3.60%, 9/1/23	200	211
6.13%, 9/15/37	50	65
4.50%, 8/15/40	150	169

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued
3.95%, 11/15/41	$100	$102
4.30%, 4/1/42	150	159

SCANA Corp., 4.75%, 5/15/21	75	79
4.13%, 2/1/22	135	139

Sempra Energy, 2.40%, 3/15/20	250	251
2.88%, 10/1/22	60	60
3.25%, 6/15/27	150	148
6.00%, 10/15/39	250	316

Sierra Pacific Power Co., 3.38%, 8/15/23	160	166

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	120
6.05%, 1/15/38	265	337
4.35%, 2/1/42	115	120
5.10%, 6/1/65	50	58

Southern (The) Co., 2.35%, 7/1/21	2,000	1,989
3.25%, 7/1/26	1,000	989

Southern California Edison Co., 3.88%, 6/1/21	150	159
2.40%, 2/1/22	180	181
6.65%, 4/1/29	300	388
6.00%, 1/15/34	100	127
5.35%, 7/15/35	586	705
5.55%, 1/15/37	275	341
5.95%, 2/1/38	100	130
6.05%, 3/15/39	50	67
5.50%, 3/15/40	150	189
3.90%, 3/15/43	150	154

Southern California Gas Co., 5.75%, 11/15/35	150	186
3.75%, 9/15/42	575	586

Southern Co. Gas Capital Corp., 3.50%, 9/15/21	1,150	1,188
5.88%, 3/15/41	100	121

Southern Power Co., 2.38%, 6/1/20	155	155
5.25%, 7/15/43	60	66

Southwestern Electric Power Co., 3.55%, 2/15/22	150	155
2.75%, 10/1/26	130	126

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Utilities – 2.0% – continued
6.20%, 3/15/40	$200	$263

Southwestern Public Service Co., 6.00%, 10/1/36	100	124

Tampa Electric Co., 2.60%, 9/15/22	220	219
4.10%, 6/15/42	50	50

Union Electric Co., 3.90%, 9/15/42	50	52

Virginia Electric & Power Co., 2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	47
6.00%, 5/15/37	15	19
8.88%, 11/15/38	300	504
4.65%, 8/15/43	150	167
4.45%, 2/15/44	75	82
3.80%, 9/15/47	125	125

Westar Energy, Inc., 4.13%, 3/1/42	215	225
4.10%, 4/1/43	60	63
4.63%, 9/1/43	150	166

Western Massachusetts Electric Co., 3.50%, 9/15/21	85	88

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	186

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	295
4.10%, 10/15/44	100	104

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	115

Xcel Energy, Inc., 4.70%, 5/15/20	100	106
6.50%, 7/1/36	100	133
		51,773

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 5.50%, 9/15/19	220	235
5.00%, 3/1/20	400	427
5.25%, 11/15/21	500	552
3.55%, 6/1/22	100	104
3.20%, 3/15/25	290	292

Waste Management, Inc., 2.90%, 9/15/22	110	112
3.13%, 3/1/25	1,000	1,012

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.1% – continued

Waste & Environment Services & Equipment – 0.1% – continued
3.90%, 3/1/35	$125	$129
4.10%, 3/1/45	500	528
		3,391

Wireless Telecommunications Services – 0.9%

AT&T, Inc., 2.80%, 2/17/21	310	314
3.90%, 3/11/24	30	31
3.95%, 1/15/25	645	663
3.40%, 5/15/25	2,345	2,313
4.13%, 2/17/26	905	929
4.25%, 3/1/27	1,405	1,446
6.35%, 3/15/40	45	52
6.00%, 8/15/40	1,095	1,233
5.35%, 9/1/40	333	350
5.15%, 3/15/42	145	147
4.80%, 6/15/44	250	243
4.50%, 3/9/48	1,286	1,186
5.70%, 3/1/57	95	102
5.30%, 8/14/58	195	197

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	580

Verizon Communications, Inc., 4.15%, 3/15/24	1,210	1,281
3.38%, 2/15/25 (7)	2,564	2,573
2.63%, 8/15/26	1,360	1,277
4.40%, 11/1/34	85	85
4.81%, 3/15/39	1,149	1,186
5.01%, 4/15/49	3,814	3,900
5.01%, 8/21/54	1,150	1,153
4.67%, 3/15/55	1,065	1,015
		22,256

Wireline Telecommunications Services – 0.1%

Pacific Bell Telephone Co., 7.13%, 3/15/26	1,390	1,713

Qwest Corp., 6.88%, 9/15/33	98	96
		1,809
Total Corporate Bonds
(Cost $579,643)		602,863

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.75%, 9/19/24	$150	$154

Auto Parts Manufacturing – 0.0%

Delphi Automotive PLC, 4.25%, 1/15/26	1,000	1,065

Banks – 0.9%

Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	500	503
2.30%, 6/1/21	250	249

Barclays Bank PLC, 5.14%, 10/14/20	500	535

BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 3/3/23	250	258

BPCE S.A., 2.50%, 7/15/19	500	505
2.65%, 2/3/21	250	252
4.00%, 4/15/24	250	265

Commonwealth Bank of Australia, 2.25%, 3/13/19	250	252
2.30%, 3/12/20	1,000	1,006

Cooperatieve Rabobank U.A., 1.38%, 8/9/19	500	496
4.50%, 1/11/21	1,000	1,071
3.88%, 2/8/22	750	795
3.95%, 11/9/22	250	262
3.38%, 5/21/25	500	514
5.75%, 12/1/43	250	314

Credit Suisse A.G., 5.30%, 8/13/19	1,000	1,059
5.40%, 1/14/20	500	535
3.00%, 10/29/21	1,250	1,283
3.63%, 9/9/24	750	779

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	650	697
4.88%, 5/15/45	500	559

ING Groep N.V., 3.15%, 3/29/22	500	509

Lloyds Banking Group PLC, 3.00%, 1/11/22	675	681

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Banks – 0.9% – continued

National Australia Bank Ltd., 2.00%, 1/14/19	$500	$501
2.25%, 1/10/20	500	502

Santander UK PLC, 2.50%, 3/14/19	90	91
2.38%, 3/16/20	750	756
4.00%, 3/13/24	250	264

Skandinaviska Enskilda Banken AB, 1.88%, 9/13/21	980	962

Sumitomo Mitsui Banking Corp., 2.25%, 7/11/19	785	788
2.45%, 1/16/20	510	514
3.00%, 1/18/23	210	212
3.65%, 7/23/25	500	518

Svenska Handelsbanken AB, 2.50%, 1/25/19	250	252
2.45%, 3/30/21	250	252
1.88%, 9/7/21	275	271

Toronto-Dominion Bank (The), 2.25%, 11/5/19	270	272
2.13%, 4/7/21	2,000	1,994

Westpac Banking Corp., 2.25%, 1/17/19	250	251
4.88%, 11/19/19	250	265
2.30%, 5/26/20	350	353
2.10%, 5/13/21	365	362
2.00%, 8/19/21	250	247
2.85%, 5/13/26	1,000	978
2.70%, 8/19/26	1,000	965
		24,949

Chemicals – 0.1%

Agrium, Inc., 3.15%, 10/1/22	200	205
3.38%, 3/15/25	1,135	1,142
7.13%, 5/23/36	100	132
6.13%, 1/15/41	100	124
5.25%, 1/15/45	250	287

LYB International Finance B.V., 4.00%, 7/15/23	185	195
5.25%, 7/15/43	565	644

LyondellBasell Industries N.V., 5.00%, 4/15/19	700	726
4.63%, 2/26/55	35	36

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Chemicals – 0.1% – continued

Potash Corp. of Saskatchewan, Inc., 4.88%, 3/30/20	$100	$105
3.00%, 4/1/25	180	176
5.88%, 12/1/36	50	59
5.63%, 12/1/40	250	295
		4,126

Commercial Finance – 0.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22	250	260

Diversified Banks – 0.9%

Bank of Montreal, 2.38%, 1/25/19	35	35
1.50%, 7/18/19	335	333
2.10%, 12/12/19	180	181
2.10%, 6/15/20	250	250
2.55%, 11/6/22	300	300

Bank of Nova Scotia (The), 2.05%, 6/5/19	700	702
2.13%, 9/11/19	225	226
1.85%, 4/14/20	200	199
4.38%, 1/13/21	250	266
2.45%, 3/22/21	735	740
1.88%, 4/26/21	387	382

Barclays PLC, 3.25%, 1/12/21	1,000	1,018
3.20%, 8/10/21	725	736
3.68%, 1/10/23	250	256
3.65%, 3/16/25	700	702
5.25%, 8/17/45	200	228
4.95%, 1/10/47	500	547

BNP Paribas S.A., 2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,085

Deutsche Bank A.G., 2.50%, 2/13/19	250	252

HSBC Holdings PLC, 3.40%, 3/8/21	1,000	1,031
5.10%, 4/5/21	1,100	1,196
2.95%, 5/25/21	1,600	1,625
4.88%, 1/14/22	500	546
4.00%, 3/30/22	500	529
6.50%, 9/15/37	300	398

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Diversified Banks – 0.9% – continued
6.80%, 6/1/38	$150	$204
5.25%, 3/14/44	1,000	1,175

Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	820	810
3.29%, 7/25/27	750	747

Mizuho Financial Group, Inc., 2.27%, 9/13/21	470	463
2.60%, 9/11/22	200	198

Royal Bank of Canada, 2.00%, 10/1/18	320	321
2.15%, 3/15/19	500	503
1.63%, 4/15/19	250	249
2.20%, 9/23/19	275	276
1.88%, 2/5/20	325	324
2.15%, 3/6/20	500	502
2.10%, 10/14/20	250	250
2.50%, 1/19/21	200	202
2.30%, 3/22/21	250	251
4.65%, 1/27/26	600	642

Societe Generale S.A., 2.63%, 10/1/18	250	252

Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	495	487
2.63%, 7/14/26	1,000	950
		22,680

Electrical Equipment Manufacturing – 0.0%

Johnson Controls International PLC, 5.00%, 3/30/20	155	165
5.70%, 3/1/41	250	290
4.63%, 7/2/44 (3)	465	498

Tyco Electronics Group S.A., 3.50%, 2/3/22	125	130
7.13%, 10/1/37	50	70
		1,153

Exploration & Production – 0.2%

Burlington Resources Finance Co., 7.20%, 8/15/31	320	425
7.40%, 12/1/31	120	163

Canadian Natural Resources Ltd., 3.45%, 11/15/21	665	686
3.80%, 4/15/24	175	180
3.85%, 6/1/27	760	768
7.20%, 1/15/32	15	18

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Exploration & Production – 0.2% – continued
6.45%, 6/30/33	$135	$160
6.75%, 2/1/39	200	245

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	250

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	220	275

Encana Corp., 6.63%, 8/15/37	180	209

Nexen Energy ULC, 6.20%, 7/30/19	215	229
7.88%, 3/15/32	75	107
5.88%, 3/10/35	210	252
6.40%, 5/15/37	390	499
		4,466

Financial Services – 0.3%

GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	500	517
4.42%, 11/15/35	3,000	3,262

Invesco Finance PLC, 4.00%, 1/30/24	100	106

Nomura Holdings, Inc., 6.70%, 3/4/20	386	425

UBS A.G., 2.38%, 8/14/19	2,000	2,017
4.88%, 8/4/20	400	429
		6,756

Food & Beverage – 0.0%

Diageo Capital PLC, 3.88%, 4/29/43	175	178

Government Development Banks – 0.9%

Export Development Canada, 1.50%, 10/3/18	250	250
1.50%, 5/26/21	1,000	985

Export-Import Bank of Korea, 4.00%, 1/29/21	1,000	1,041
2.63%, 5/26/26	1,000	954

Japan Bank for International Cooperation, 1.75%, 11/13/18	500	500
1.75%, 5/29/19	1,000	996
1.88%, 4/20/21	800	791

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Government Development Banks – 0.9% – continued

Korea Development Bank (The), 3.00%, 3/17/19	$200	$202
3.00%, 9/14/22	215	217

Kreditanstalt fuer Wiederaufbau, 1.88%, 4/1/19	1,000	1,004
1.75%, 10/15/19	1,000	1,002
4.00%, 1/27/20	1,500	1,577
1.88%, 6/30/20	3,000	3,009
2.75%, 9/8/20	500	513
2.75%, 10/1/20	1,000	1,028
2.63%, 1/25/22	900	922
2.13%, 6/15/22	1,000	1,002
2.00%, 10/4/22	250	249
2.13%, 1/17/23	1,000	999
2.00%, 5/2/25	1,500	1,462
0.00%, 4/18/36 (8)	500	287

Landwirtschaftliche Rentenbank, 1.38%, 10/23/19	140	139
2.38%, 6/10/25	1,000	999

Oesterreichische Kontrollbank A.G., 1.63%, 3/12/19	300	300
1.13%, 4/26/19	350	347
1.75%, 1/24/20	85	85
2.38%, 10/1/21	1,000	1,014

Svensk Exportkredit AB, 1.88%, 6/23/20	500	500
1.75%, 3/10/21	500	497
		22,871

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	525

Government Regional – 0.3%

Hydro-Quebec, 9.40%, 2/1/21	200	242

Province of British Columbia Canada, 2.65%, 9/22/21	150	153
2.00%, 10/23/22	300	297
7.25%, 9/1/36	175	268

Province of Manitoba Canada, 1.75%, 5/30/19	100	100
9.25%, 4/1/20	150	175
2.10%, 9/6/22	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Government Regional – 0.3% – continued

Province of Nova Scotia Canada, 8.25%, 7/30/22	$350	$435

Province of Ontario Canada, 1.65%, 9/27/19	250	249
4.00%, 10/7/19	835	870
4.40%, 4/14/20	500	530
2.45%, 6/29/22	500	504
2.50%, 4/27/26	500	492

Province of Quebec Canada, 2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	888
7.50%, 7/15/23	300	375
7.13%, 2/9/24	100	125
2.88%, 10/16/24	250	257
7.50%, 9/15/29	375	535

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	253
		6,949

Hardware – 0.0%

Seagate HDD Cayman, 4.88%, 6/1/27	370	349
5.75%, 12/1/34	142	133
		482

Integrated Oils – 1.0%

BP Capital Markets PLC, 4.75%, 3/10/19	155	162
2.52%, 1/15/20	290	294
3.99%, 9/26/23	30	32
3.22%, 11/28/23	1,745	1,788
3.81%, 2/10/24	540	569
3.54%, 11/4/24	650	671
3.28%, 9/19/27	595	594

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	300	319

Ecopetrol S.A., 4.13%, 1/16/25	1,000	1,003

Husky Energy, Inc., 6.15%, 6/15/19	50	53
7.25%, 12/15/19	10	11
4.00%, 4/15/24	100	103

Petro-Canada, 5.95%, 5/15/35	430	519
6.80%, 5/15/38	130	174

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Integrated Oils – 1.0% – continued

Petroleos Mexicanos, 3.50%, 7/23/20	$2,900	$2,961
5.50%, 1/21/21	570	608
4.88%, 1/24/22	3,015	3,162
3.50%, 1/30/23	75	74
6.50%, 3/13/27 (7)	985	1,092
6.63%, 6/15/35	200	216
6.50%, 6/2/41	190	199
5.63%, 1/23/46	1,000	930

Shell International Finance B.V., 2.13%, 5/11/20	280	282
2.38%, 8/21/22	355	356
2.25%, 1/6/23	1,325	1,316
3.25%, 5/11/25	260	266
2.88%, 5/10/26	865	861
6.38%, 12/15/38	870	1,170
3.63%, 8/21/42	200	191
4.55%, 8/12/43	120	130
4.38%, 5/11/45	330	354

Statoil ASA, 5.25%, 4/15/19	415	437
2.75%, 11/10/21	145	148
2.45%, 1/17/23	280	280
7.75%, 6/15/23	350	440
3.70%, 3/1/24	365	384
3.25%, 11/10/24	125	128
7.15%, 1/15/29	250	340
4.25%, 11/23/41	350	365

Suncor Energy, Inc., 7.15%, 2/1/32	200	260
5.95%, 12/1/34	50	60

Total Capital International S.A., 2.10%, 6/19/19	1,000	1,008
2.75%, 6/19/21	325	332
2.88%, 2/17/22	200	204
3.70%, 1/15/24	415	438
		25,284

Internet Media – 0.0%

Baidu, Inc., 3.50%, 11/28/22	200	206

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	107

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Machinery Manufacturing – 0.0%

Ingersoll-Rand Luxembourg Finance S.A., 4.65%, 11/1/44	$35	$38

Medical Equipment & Devices Manufacturing – 0.1%

Koninklijke Philips N.V., 3.75%, 3/15/22	1,250	1,318
6.88%, 3/11/38	225	303
5.00%, 3/15/42	100	110
		1,731

Metals & Mining – 0.1%

BHP Billiton Finance USA Ltd., 4.13%, 2/24/42	600	626

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	125
5.75%, 6/1/35	100	120

Rio Tinto Finance USA PLC, 2.88%, 8/21/22	25	25
4.75%, 3/22/42	150	170
4.13%, 8/21/42	300	313

Vale Overseas Ltd., 4.38%, 1/11/22	155	161
		1,540

Pharmaceuticals – 0.5%

Allergan Funding SCS, 2.45%, 6/15/19	125	126
3.00%, 3/12/20	500	510
3.85%, 6/15/24	1,000	1,043
3.80%, 3/15/25	1,180	1,225
4.85%, 6/15/44	995	1,083

AstraZeneca PLC, 1.95%, 9/18/19	225	225
2.38%, 11/16/20	300	302
3.13%, 6/12/27	100	99
6.45%, 9/15/37	450	603
4.00%, 9/18/42	250	251

GlaxoSmithKline Capital PLC, 2.85%, 5/8/22	1,000	1,023

Mylan N.V., 3.15%, 6/15/21	1,250	1,272
3.95%, 6/15/26	285	290

Novartis Securities Investment Ltd., 5.13%, 2/10/19	850	889

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Pharmaceuticals – 0.5% – continued

Sanofi, 4.00%, 3/29/21	$500	$530

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,000	997

Teva Pharmaceutical Finance Co. B.V., 3.65%, 11/10/21	156	157

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	210	211

Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	1,540	1,483
3.15%, 10/1/26	1,000	922
		13,241

Pipeline – 0.1%

Enbridge, Inc., 4.00%, 10/1/23	150	158
4.50%, 6/10/44	40	40

TransCanada PipeLines Ltd., 3.13%, 1/15/19	235	239
9.88%, 1/1/21	175	214
5.85%, 3/15/36	200	247
6.20%, 10/15/37	840	1,067
(Variable, ICE LIBOR USD 3M + 1.31%), 3.53%, 5/15/67 (2)	100	92
		2,057

Property & Casualty Insurance – 0.0%

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	289

Endurance Specialty Holdings Ltd., 7.00%, 7/15/34	100	124

Willis Towers Watson PLC, 5.75%, 3/15/21	450	495

XLIT Ltd., 4.45%, 3/31/25	210	215
6.25%, 5/15/27	50	59
5.25%, 12/15/43	250	276
		1,458

Publishing & Broadcasting – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	693

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Railroad – 0.1%

Canadian National Railway Co., 5.55%, 3/1/19	$500	$526
2.85%, 12/15/21	85	87
2.75%, 3/1/26	250	249
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	20
6.20%, 6/1/36	40	53
6.38%, 11/15/37	20	27
3.50%, 11/15/42	150	144

Canadian Pacific Railway Co., 5.95%, 5/15/37	710	889
		2,028

Software & Services – 0.0%

Thomson Reuters Corp., 3.95%, 9/30/21	200	209
5.50%, 8/15/35	150	168
5.65%, 11/23/43	285	335
		712

Sovereigns – 1.0%

Canada Government International Bond, 1.63%, 2/27/19	165	165

Chile Government International Bond, 3.25%, 9/14/21	400	417
3.13%, 1/21/26	500	514
3.63%, 10/30/42	200	198

Colombia Government International Bond, 7.38%, 3/18/19	250	270
4.38%, 7/12/21	1,000	1,067
4.50%, 1/28/26	500	534
7.38%, 9/18/37	350	462
6.13%, 1/18/41	250	294
5.63%, 2/26/44	500	559
5.00%, 6/15/45	500	514

Hungary Government International Bond, 6.38%, 3/29/21	1,000	1,127

Israel Government International Bond, 5.13%, 3/26/19	250	262
4.00%, 6/30/22	250	268
4.50%, 1/30/43	200	217

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Sovereigns – 1.0% – continued

Korea International Bond, 7.13%, 4/16/19	$150	$161
3.88%, 9/11/23	200	212

Mexico Government International Bond, 5.13%, 1/15/20	1,360	1,460
3.50%, 1/21/21	1,000	1,047
4.00%, 10/2/23	150	159
7.50%, 4/8/33	100	137
6.75%, 9/27/34	750	983
6.05%, 1/11/40	820	984
4.75%, 3/8/44	1,000	1,030
5.55%, 1/21/45	500	575
4.60%, 1/23/46	500	505
4.35%, 1/15/47	500	486

Panama Government International Bond, 4.00%, 9/22/24	575	614
3.75%, 3/16/25	500	523
6.70%, 1/26/36	550	727

Peruvian Government International Bond, 7.35%, 7/21/25	500	657
6.55%, 3/14/37	500	673
5.63%, 11/18/50	600	757

Philippine Government International Bond, 4.20%, 1/21/24	1,000	1,098
10.63%, 3/16/25	500	765
5.50%, 3/30/26	200	239
7.75%, 1/14/31	500	728
6.38%, 10/23/34	500	673
5.00%, 1/13/37	500	590

Republic of Italy Government International Bond, 5.38%, 6/15/33	175	201

Republic of Poland Government International Bond, 6.38%, 7/15/19	400	432
5.13%, 4/21/21	150	164
3.00%, 3/17/23	1,000	1,024
4.00%, 1/22/24	150	161

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Sovereigns – 1.0% – continued

Uruguay Government International Bond, 7.63%, 3/21/36	$250	$351
4.13%, 11/20/45	400	387
		25,371

Supermarkets & Pharmacies – 0.0%

Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	400	460

Supranationals – 1.3%

African Development Bank, 1.13%, 3/4/19	165	164
1.00%, 5/15/19	1,000	990
1.13%, 9/20/19	375	371
1.25%, 7/26/21	500	487

Asian Development Bank, 1.38%, 1/15/19	250	249
1.75%, 3/21/19	1,500	1,504
1.88%, 4/12/19	150	151
1.50%, 1/22/20	250	249
1.38%, 3/23/20	250	248
2.13%, 11/24/21	100	100
2.00%, 4/24/26	1,000	966

Corp. Andina de Fomento, 4.38%, 6/15/22	613	662

Council Of Europe Development Bank, 1.75%, 11/14/19	1,000	1,001

European Bank for Reconstruction & Development, 1.75%, 6/14/19	200	200
1.75%, 11/26/19	1,000	1,000
1.50%, 3/16/20	250	249
1.13%, 8/24/20	500	490

European Investment Bank, 1.63%, 12/18/18	400	400
1.88%, 3/15/19	250	251
1.25%, 12/16/19	1,000	991
1.63%, 3/16/20	250	249
2.50%, 4/15/21	1,500	1,530
2.13%, 10/15/21	200	201
2.25%, 3/15/22	250	252
3.25%, 1/29/24	250	264
2.50%, 10/15/24	1,000	1,014
2.13%, 4/13/26	1,500	1,465

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Supranationals – 1.3% – continued
4.88%, 2/15/36	$200	$258

Inter-American Development Bank, 1.13%, 9/12/19	200	198
3.88%, 9/17/19	600	626
1.75%, 10/15/19	1,000	1,002
3.88%, 2/14/20	500	525
1.88%, 6/16/20	1,000	1,002
1.88%, 3/15/21	250	250
1.25%, 9/14/21	550	535
1.75%, 9/14/22	400	393
3.00%, 2/21/24	150	156
2.13%, 1/15/25	500	493
2.00%, 6/2/26	1,000	965
3.88%, 10/28/41	200	224

International Bank for Reconstruction & Development, 1.88%, 3/15/19	2,500	2,512
1.38%, 3/30/20	1,500	1,488
2.25%, 6/24/21	500	506
1.38%, 9/20/21	2,000	1,957
2.00%, 1/26/22	235	235
1.63%, 2/10/22	1,000	985
2.50%, 11/25/24	600	604
2.13%, 3/3/25	700	689
2.50%, 7/29/25	500	500
4.75%, 2/15/35	25	31

International Finance Corp., 1.75%, 9/16/19	250	251
1.13%, 7/20/21	1,000	971

Nordic Investment Bank, 1.88%, 6/14/19	200	201
1.50%, 9/29/20	200	198
		33,453

Travel & Lodging – 0.0%

Carnival Corp., 3.95%, 10/15/20	250	263

Winding Up Agencies – 0.0%

FMS Wertmanagement AoeR, 1.63%, 11/20/18	300	300

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	295	302
6.13%, 11/15/37	505	612

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.2% – continued

Wireless Telecommunications Services – 0.2% – continued

Rogers Communications, Inc., 3.00%, 3/15/23	$80	$81
3.63%, 12/15/25	1,000	1,019
4.50%, 3/15/43	45	47
5.45%, 10/1/43	130	155

Vodafone Group PLC, 2.95%, 2/19/23	1,290	1,310
7.88%, 2/15/30	15	20
6.25%, 11/30/32	895	1,090
6.15%, 2/27/37	365	446
		5,082

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 2.35%, 2/14/19	150	151
9.13%, 12/15/30	100	151

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	400	588

Orange S.A., 5.38%, 7/8/19	600	635
9.00%, 3/1/31	610	926

Telefonica Emisiones S.A.U., 5.46%, 2/16/21	155	170
4.57%, 4/27/23	775	847
4.10%, 3/8/27	475	491
7.05%, 6/20/36	205	272

Telefonos de Mexico S.A.B. de C.V., 5.50%, 11/15/19	305	327
		4,558
Total Foreign Issuer Bonds
(Cost $209,857)		215,196

U.S. GOVERNMENT AGENCIES – 29.3% (9)

Fannie Mae – 12.8%
1.88%, 2/19/19	1,000	1,006
1.75%, 6/20/19	1,000	1,004
1.13%, 7/26/19	3,002	2,979
0.88%, 8/2/19	2,000	1,976
1.75%, 9/12/19	1,000	1,004
1.75%, 11/26/19	3,000	3,011
2.63%, 9/6/24	1,000	1,023
2.13%, 4/24/26	1,000	976
7.13%, 1/15/30	1,500	2,176

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued
6.63%, 11/15/30	$200	$283
5.63%, 7/15/37	1,000	1,383

Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2, 2.89%, 5/25/25 (1)(2)	250	251

Fannie Mae-Aces, Series 2009-M1, Class A2, 4.29%, 7/25/19	348	357

Fannie Mae-Aces, Series 2011-M2, Class A2, 3.65%, 4/25/21	47	48

Fannie Mae-Aces, Series 2011-M5, Class A2, 2.94%, 7/25/21	490	503

Fannie Mae-Aces, Series 2012-M2, Class A2, 2.72%, 2/25/22	150	153

Fannie Mae-Aces, Series 2012-M8, Class ASQ3, 1.80%, 12/25/19	100	100

Fannie Mae-Aces, Series 2012-M9, Class A2, 2.48%, 4/25/22	207	209

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	200	209

Fannie Mae-Aces, Series 2013-M6, Class 1AC, 3.95%, 2/25/43 (1)(2)	150	155

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	142	142

Fannie Mae-Aces, Series 2014-M13, Class A2, 3.02%, 8/25/24	100	103

Fannie Mae-Aces, Series 2014-M3, Class A2, 3.50%, 1/25/24	350	369

Fannie Mae-Aces, Series 2014-M4, Class A2, 3.35%, 3/25/24	545	571

Fannie Mae-Aces, Series 2015-M1, Class A2, 2.53%, 9/25/24	150	149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Fannie Mae-Aces, Series 2015-M11, Class A2, 2.93%, 4/25/25 (1)(2)	$500	$505

Fannie Mae-Aces, Series 2015-M3, Class A2, 2.72%, 10/25/24	250	252

Fannie Mae-Aces, Series 2016-M1, Class ASQ2, 2.13%, 2/25/21	500	497

Fannie Mae-Aces, Series 2016-M3, Class A2, 2.70%, 2/25/26	100	99

Fannie Mae-Aces, Series 2016-M4, Class A2, 2.58%, 3/25/26	100	98

Fannie Mae-Aces, Series 2016-M5, Class A2, 2.47%, 4/25/26	250	243

Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	250	245

Fannie Mae-Aces, Series 2016-M9, Class A2, 2.29%, 6/25/26	100	96

Fannie Mae-Aces, Series 2017-M1, Class A2, 2.50%, 10/25/26 (1)(2)	100	97

Fannie Mae-Aces, Series 2017-M11, Class A2, 2.98%, 8/25/29	125	124

Fannie Mae-Aces, Series 2017-M4, Class A2, 2.68%, 12/25/26 (1)(2)	150	147

Fannie Mae-Aces, Series 2017-M5, Class A2, 3.30%, 4/25/29	125	127

Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	300	304

Pool #255376, 6.00%, 8/1/19	8	8

Pool #256792, 6.50%, 6/1/22	34	36

Pool #256925, 6.00%, 10/1/37	24	27

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #256959, 6.00%, 11/1/37	$130	$147

Pool #256985, 7.00%, 11/1/37	45	52

Pool #257042, 6.50%, 1/1/38	256	288

Pool #257106, 4.50%, 1/1/28	3	3

Pool #257237, 4.50%, 6/1/28	44	48

Pool #257243, 7.00%, 6/1/38	141	165

Pool #357630, 5.00%, 10/1/19	10	10

Pool #707791, 5.00%, 6/1/33	151	166

Pool #709239, 5.00%, 7/1/18	26	27

Pool #725185, 5.00%, 2/1/19	9	9

Pool #725425, 5.50%, 4/1/34	53	60

Pool #730811, 4.50%, 8/1/33	91	98

Pool #735222, 5.00%, 2/1/35	32	35

Pool #735358, 5.50%, 2/1/35	130	146

Pool #735502, 6.00%, 4/1/35	19	22

Pool #737853, 5.00%, 9/1/33	243	266

Pool #745336, 5.00%, 3/1/36	667	735

Pool #745418, 5.50%, 4/1/36	50	56

Pool #745754, 5.00%, 9/1/34	391	431

Pool #745826, 6.00%, 7/1/36	183	208

Pool #746272, 4.00%, 10/1/18	21	21

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #747383, 5.50%, 10/1/33	$104	$115

Pool #755632, 5.00%, 4/1/34	92	101

Pool #772730, 5.00%, 4/1/34	118	131

Pool #790406, 6.00%, 9/1/34	81	93

Pool #793666, 5.50%, 9/1/34	72	80

Pool #796250, 5.50%, 11/1/34	46	52

Pool #800471, 5.50%, 10/1/34	347	388

Pool #807701, 4.50%, 12/1/19	7	7

Pool #811944, 4.50%, 1/1/20	12	12

Pool #817795, 6.00%, 8/1/36	23	25

Pool #826057, 5.00%, 7/1/35	101	113

Pool #826585, 5.00%, 8/1/35	150	164

Pool #828523, 5.00%, 7/1/35	50	55

Pool #831676, 6.50%, 8/1/36	21	24

Pool #832628, 5.50%, 9/1/20	22	23

Pool #833067, 5.50%, 9/1/35	197	220

Pool #833163, 5.00%, 9/1/35	98	107

Pool #840577, 5.00%, 10/1/20	12	13

Pool #844909, 4.50%, 10/1/20	4	4

Pool #845425, 6.00%, 2/1/36	144	164

Pool #847921, 5.50%, 11/1/20	76	79

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #863759, 4.00%, 12/1/20	$9	$9

Pool #864435, 4.50%, 12/1/20	35	36

Pool #868435, 6.00%, 4/1/36	194	220

Pool #869710, 6.00%, 4/1/36	74	84

Pool #871135, 6.00%, 1/1/37	56	64

Pool #880505, 6.00%, 8/1/21	6	6

Pool #881818, 6.50%, 8/1/36	162	185

Pool #885769, 6.00%, 6/1/36	20	23

Pool #885866, 6.00%, 6/1/36	79	90

Pool #887111, 5.50%, 5/1/20	5	5

Pool #888100, 5.50%, 9/1/36	219	246

Pool #888152, 5.00%, 5/1/21	26	26

Pool #888205, 6.50%, 2/1/37	52	60

Pool #888447, 4.00%, 5/1/21	17	17

Pool #889224, 5.50%, 1/1/37	251	281

Pool #889390, 6.00%, 3/1/23	30	32

Pool #889401, 6.00%, 3/1/38	108	122

Pool #889415, 6.00%, 5/1/37	482	550

Pool #889579, 6.00%, 5/1/38	244	277

Pool #889630, 6.50%, 3/1/38	32	36

Pool #889886, 7.00%, 12/1/37	35	40

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #889970, 5.00%, 12/1/36	$185	$204

Pool #890234, 6.00%, 10/1/38	122	139

Pool #890329, 4.00%, 4/1/26	1,315	1,385

Pool #890339, 5.00%, 9/1/20	30	30

Pool #892536, 6.50%, 9/1/36	56	62

Pool #893363, 5.00%, 6/1/36	63	69

Pool #893366, 5.00%, 4/1/35	108	119

Pool #898417, 6.00%, 10/1/36	27	31

Pool #899079, 5.00%, 3/1/37	60	66

Pool #902414, 5.50%, 11/1/36	117	130

Pool #906090, 5.50%, 1/1/37	112	125

Pool #910147, 5.00%, 3/1/22	48	49

Pool #912414, 4.50%, 1/1/22	24	25

Pool #915499, 5.00%, 3/1/37	66	72

Pool #915870, 7.00%, 4/1/37	7	8

Pool #918515, 5.00%, 6/1/37	89	97

Pool #923123, 5.00%, 4/1/36	10	11

Pool #923166, 7.50%, 1/1/37	13	13

Pool #928261, 4.50%, 3/1/36	88	94

Pool #928584, 6.50%, 8/1/37	304	357

Pool #928909, 6.00%, 12/1/37	2	2

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #928915, 6.00%, 11/1/37	$10	$12

Pool #930606, 4.00%, 2/1/39	619	655

Pool #931195, 4.50%, 5/1/24	128	135

Pool #932023, 5.00%, 1/1/38	89	98

Pool #932741, 4.50%, 4/1/40	427	466

Pool #934466, 5.50%, 9/1/23	85	91

Pool #940623, 5.50%, 8/1/37	38	42

Pool #943388, 6.00%, 6/1/37	187	213

Pool #943617, 6.00%, 8/1/37	136	154

Pool #945876, 5.50%, 8/1/37	17	19

Pool #946527, 7.00%, 9/1/37	31	33

Pool #947216, 6.00%, 10/1/37	60	68

Pool #949391, 5.50%, 8/1/22	6	6

Pool #953018, 6.50%, 10/1/37	91	103

Pool #953910, 6.00%, 11/1/37	59	66

Pool #955771, 6.50%, 10/1/37	59	65

Pool #959604, 6.50%, 11/1/37	10	12

Pool #959880, 5.50%, 11/1/37	37	41

Pool #962687, 5.00%, 4/1/38	132	145

Pool #963735, 4.50%, 6/1/23	59	62

Pool #965389, 6.00%, 10/1/23	38	40

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #966660, 6.00%, 12/1/37	$2	$2

Pool #968037, 6.00%, 1/1/38	66	75

Pool #969632, 6.50%, 1/1/38	37	42

Pool #970013, 4.50%, 6/1/38	141	151

Pool #972452, 5.50%, 3/1/38	224	249

Pool #975365, 5.00%, 6/1/23	37	39

Pool #976963, 5.50%, 2/1/38	1,428	1,595

Pool #981704, 5.00%, 6/1/23	154	163

Pool #981854, 5.50%, 7/1/38	105	117

Pool #984075, 4.50%, 6/1/23	37	39

Pool #986760, 5.50%, 7/1/38	362	405

Pool #987114, 5.50%, 9/1/23	14	14

Pool #987115, 5.50%, 9/1/23	15	16

Pool #992472, 6.00%, 10/1/38	33	38

Pool #992491, 4.50%, 10/1/23	41	44

Pool #993055, 5.50%, 12/1/38	28	31

Pool #995018, 5.50%, 6/1/38	81	91

Pool #995203, 5.00%, 7/1/35	547	602

Pool #995266, 5.00%, 12/1/23	318	337

Pool #995879, 6.00%, 4/1/39	121	137

Pool #AA0649, 5.00%, 12/1/38	323	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AA2939, 4.50%, 4/1/39	$605	$661

Pool #AA4482, 4.00%, 4/1/39	521	554

Pool #AA4562, 4.50%, 9/1/39	542	589

Pool #AA8978, 4.50%, 7/1/39	116	127

Pool #AA9357, 4.50%, 8/1/39	528	568

Pool #AB1048, 4.50%, 5/1/40	748	812

Pool #AB2067, 3.50%, 1/1/41	1,012	1,049

Pool #AB2092, 4.00%, 1/1/41	476	508

Pool #AB2272, 4.50%, 2/1/41	734	802

Pool #AB2693, 4.50%, 4/1/41	486	529

Pool #AB2768, 4.50%, 4/1/41	571	622

Pool #AB3035, 5.00%, 5/1/41	875	956

Pool #AB3246, 5.00%, 7/1/41	210	230

Pool #AB4057, 4.00%, 12/1/41	1,856	1,962

Pool #AB4293, 3.50%, 1/1/42	1,259	1,304

Pool #AB5049, 4.00%, 4/1/42	2,003	2,118

Pool #AB6016, 3.50%, 8/1/42	878	909

Pool #AB6293, 3.50%, 9/1/27	1,453	1,515

Pool #AB6472, 2.00%, 10/1/27	657	656

Pool #AB7076, 3.00%, 11/1/42	2,837	2,862

Pool #AB7503, 3.00%, 1/1/43	1,307	1,319

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AB7733, 3.00%, 1/1/43	$2,496	$2,518

Pool #AB8787, 2.00%, 3/1/28	1,306	1,298

Pool #AB8823, 3.00%, 3/1/43	4,415	4,454

Pool #AB9019, 3.00%, 4/1/43	1,064	1,073

Pool #AB9136, 2.50%, 4/1/43	122	119

Pool #AB9363, 3.50%, 5/1/43	3,133	3,246

Pool #AB9990, 3.00%, 7/1/33	254	260

Pool #AC2947, 5.50%, 9/1/39	396	438

Pool #AC2969, 5.00%, 9/1/39	1,957	2,171

Pool #AC3263, 4.50%, 9/1/29	215	233

Pool #AC3312, 4.50%, 10/1/39	1,039	1,121

Pool #AC4861, 4.50%, 11/1/24	321	336

Pool #AC5040, 4.00%, 10/1/24	167	175

Pool #AC6118, 4.50%, 11/1/39	288	310

Pool #AC6742, 4.50%, 1/1/40	1,132	1,235

Pool #AC8518, 5.00%, 12/1/39	477	521

Pool #AC9581, 5.50%, 1/1/40	1,142	1,280

Pool #AD0119, 6.00%, 7/1/38	330	374

Pool #AD0585, 4.50%, 12/1/39	540	591

Pool #AD0639, 6.00%, 12/1/38	108	123

Pool #AD0969, 5.50%, 8/1/37	416	466

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AD5241, 4.50%, 7/1/40	$391	$423

Pool #AD5525, 5.00%, 6/1/40	460	505

Pool #AD5556, 4.00%, 6/1/25	130	136

Pool #AD7859, 5.00%, 6/1/40	294	321

Pool #AE0949, 4.00%, 2/1/41	1,185	1,254

Pool #AE0971, 4.00%, 5/1/25	116	121

Pool #AE0981, 3.50%, 3/1/41	924	958

Pool #AE1807, 4.00%, 10/1/40	1,530	1,618

Pool #AE3873, 4.50%, 10/1/40	231	250

Pool #AE5436, 4.50%, 10/1/40	282	305

Pool #AE5767, (Floating, ICE LIBOR USD 1Y + 1.75%), 3.54%, 5/1/41 (2)	89	93

Pool #AH0525, 4.00%, 12/1/40	1,252	1,324

Pool #AH1295, 3.50%, 1/1/26	407	426

Pool #AH2488, (Floating, ICE LIBOR USD 1Y + 1.82%), 3.11%, 2/1/41 (2)	89	93

Pool #AH3226, 5.00%, 2/1/41	83	91

Pool #AH4158, 4.00%, 1/1/41	226	240

Pool #AH5573, 4.00%, 2/1/41	1,005	1,072

Pool #AH5614, 3.50%, 2/1/26	440	460

Pool #AH8854, 4.50%, 4/1/41	310	335

Pool #AI1247, 4.00%, 4/1/26	210	221

Pool #AI3470, 4.50%, 6/1/41	471	510

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AI4361, (Floating, ICE LIBOR USD 1Y + 1.80%), 3.31%, 9/1/41 (2)	$29	$30

Pool #AI4380, (Floating, ICE LIBOR USD 1Y + 1.80%), 3.30%, 11/1/41 (2)	33	34

Pool #AI5603, 4.50%, 7/1/41	258	279

Pool #AI7743, 4.00%, 8/1/41	292	308

Pool #AI9137, 2.50%, 11/1/27	1,849	1,873

Pool #AI9555, 4.00%, 9/1/41	628	663

Pool #AI9828, (Floating, ICE LIBOR USD 1Y + 1.82%), 2.84%, 11/1/41 (2)	95	99

Pool #AJ2001, (Floating, ICE LIBOR USD 1Y + 1.80%), 2.95%, 10/1/41 (2)	59	61

Pool #AJ4093, 3.50%, 10/1/26	108	112

Pool #AJ4408, 4.50%, 10/1/41	122	131

Pool #AJ6086, 3.00%, 12/1/26	305	314

Pool #AJ9152, 3.50%, 12/1/26	1,351	1,408

Pool #AJ9218, 4.00%, 2/1/42	860	909

Pool #AJ9326, 3.50%, 1/1/42	1,440	1,496

Pool #AJ9355, 3.00%, 1/1/27	713	735

Pool #AK4813, 3.50%, 3/1/42	588	609

Pool #AK4945, 3.50%, 2/1/42	682	706

Pool #AK7766, 2.50%, 3/1/27	843	855

Pool #AK9444, 4.00%, 3/1/42	244	260

Pool #AL0442, 5.50%, 6/1/40	117	131

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AL0766, 4.00%, 9/1/41	$1,453	$1,548

Pool #AL1449, 4.00%, 1/1/42	1,492	1,578

Pool #AL1849, 6.00%, 2/1/39	478	544

Pool #AL1939, 3.50%, 6/1/42	1,611	1,671

Pool #AL2243, 4.00%, 3/1/42	1,510	1,597

Pool #AL2303, 4.50%, 6/1/26	331	342

Pool #AL2326, 4.50%, 4/1/42	2,984	3,221

Pool #AL2397, (Floating, ICE LIBOR USD 1Y + 1.71%), 2.69%, 8/1/42 (2)	156	161

Pool #AL2438, 3.00%, 9/1/27	1,814	1,869

Pool #AL2893, 3.50%, 12/1/42	3,588	3,727

Pool #AL3396, 2.50%, 3/1/28	773	783

Pool #AL4408, 4.50%, 11/1/43	1,934	2,112

Pool #AL4462, 2.50%, 6/1/28	1,307	1,325

Pool #AL4908, 4.00%, 2/1/44	1,481	1,576

Pool #AL5167, 3.50%, 1/1/34	379	396

Pool #AL5254, 3.00%, 11/1/27	998	1,029

Pool #AL5377, 4.00%, 6/1/44	3,786	4,032

Pool #AL5734, 3.50%, 9/1/29	1,220	1,278

Pool #AL5785, 4.00%, 9/1/44	2,260	2,417

Pool #AL6488, 3.50%, 8/1/43	784	813

Pool #AL7807, 3.00%, 11/1/30	3,119	3,214

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AL8469, 3.50%, 4/1/31	$573	$600

Pool #AL8908, 3.00%, 8/1/46	1,025	1,032

Pool #AL8951, 3.00%, 8/1/46	926	932

Pool #AL9582, 3.00%, 12/1/31	1,435	1,478

Pool #AO0752, 3.00%, 4/1/42	813	820

Pool #AO0800, 3.00%, 4/1/27	660	680

Pool #AO2973, 3.50%, 5/1/42	1,795	1,867

Pool #AO4136, 3.50%, 6/1/42	1,095	1,134

Pool #AO7970, 2.50%, 6/1/27	437	443

Pool #AO8031, 3.50%, 7/1/42	2,874	2,976

Pool #AO8629, 3.50%, 7/1/42	512	530

Pool #AP6273, 3.00%, 10/1/42	832	839

Pool #AQ6784, 3.50%, 12/1/42	979	1,014

Pool #AQ8185, 2.50%, 1/1/28	260	264

Pool #AQ8647, 3.50%, 12/1/42	1,333	1,380

Pool #AR1706, 2.50%, 1/1/28	4,057	4,110

Pool #AR3054, 3.00%, 1/1/28	1,009	1,040

Pool #AR3792, 3.00%, 2/1/43	774	781

Pool #AR8151, 3.00%, 3/1/43	1,452	1,465

Pool #AR9188, 2.50%, 3/1/43	178	173

Pool #AR9582, 3.00%, 3/1/43	481	486

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AS0018, 3.00%, 7/1/43	$3,145	$3,172

Pool #AS0275, 3.00%, 8/1/33	320	328

Pool #AS3600, 3.00%, 10/1/29	2,018	2,079

Pool #AS3657, 4.50%, 10/1/44	1,959	2,107

Pool #AS4085, 4.00%, 12/1/44	772	822

Pool #AS4306, 3.00%, 1/1/45	1,361	1,368

Pool #AS4458, 3.50%, 2/1/45	4,449	4,608

Pool #AS4715, 3.00%, 4/1/45	1,221	1,228

Pool #AS5090, 2.50%, 6/1/30	499	504

Pool #AS5324, 2.50%, 7/1/30	1,080	1,092

Pool #AS5500, 3.00%, 7/1/35	539	550

Pool #AS5666, 4.00%, 8/1/45	1,758	1,852

Pool #AS5892, 3.50%, 10/1/45	2,015	2,078

Pool #AS6192, 3.50%, 11/1/45	3,709	3,837

Pool #AS6262, 3.50%, 11/1/45	2,299	2,372

Pool #AS6332, 3.50%, 12/1/45	2,518	2,598

Pool #AS6398, 3.50%, 12/1/45	1,723	1,778

Pool #AS6730, 3.50%, 2/1/46	3,280	3,384

Pool #AS6887, 2.50%, 3/1/31	993	1,000

Pool #AS7149, 3.00%, 5/1/46	1,686	1,697

Pool #AS7157, 3.00%, 5/1/46	1,081	1,086

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AS7247, 4.00%, 5/1/46	$785	$827

Pool #AS7343, 3.00%, 6/1/46	1,009	1,013

Pool #AS7480, 2.00%, 7/1/31	262	258

Pool #AS7580, 3.00%, 7/1/46	1,206	1,211

Pool #AS8067, 3.00%, 10/1/46	1,695	1,704

Pool #AS8074, 3.00%, 10/1/46	969	973

Pool #AS8178, 3.00%, 10/1/36	321	327

Pool #AS8194, 2.50%, 10/1/31	3,170	3,194

Pool #AS8424, 3.00%, 12/1/36	476	485

Pool #AS8483, 3.00%, 12/1/46	1,441	1,446

Pool #AS8591, 2.00%, 1/1/32	470	462

Pool #AS8614, 1/1/32 (10)	350	367

Pool #AS8699, 4.00%, 1/1/47	4,855	5,114

Pool #AS8960, 4.00%, 3/1/47	978	1,038

Pool #AS9505, 3.00%, 4/1/32	962	989

Pool #AT0666, 3.50%, 4/1/43	603	625

Pool #AT2720, 3.00%, 5/1/43	1,412	1,424

Pool #AT3164, 3.00%, 4/1/43	2,346	2,366

Pool #AT3180, 3.00%, 5/1/43	2,823	2,847

Pool #AT5026, 3.00%, 5/1/43	2,503	2,524

Pool #AU1657, 2.50%, 7/1/28	619	628

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #AU1689, 3.50%, 8/1/43	$2,777	$2,883

Pool #AU1808, 3.00%, 8/1/43	2,283	2,302

Pool #AU3164, 3.00%, 8/1/33	276	283

Pool #AU5918, 3.00%, 9/1/43	2,120	2,138

Pool #AU5919, 3.50%, 9/1/43	1,605	1,658

Pool #AV0691, 4.00%, 12/1/43	3,000	3,192

Pool #AV2339, 4.00%, 12/1/43	638	679

Pool #AW8167, 3.50%, 2/1/42	710	735

Pool #AW8595, 3.00%, 8/1/29	524	540

Pool #AX2163, 3.50%, 11/1/44	970	1,001

Pool #AX4413, 4.00%, 11/1/44	1,970	2,075

Pool #AX4839, 3.50%, 11/1/44	1,758	1,813

Pool #AX6139, 4.00%, 11/1/44	2,609	2,770

Pool #AY0544, 2.50%, 8/1/27	1,851	1,876

Pool #AY3062, 3.00%, 11/1/26	620	639

Pool #AY5580, 3.50%, 6/1/45	5,644	5,840

Pool #AY9555, 3.00%, 5/1/45	1,962	1,971

Pool #AZ1449, 3.00%, 7/1/45	1,258	1,264

Pool #AZ2936, 3.00%, 9/1/45	658	661

Pool #AZ2947, 4.00%, 9/1/45	1,720	1,812

Pool #AZ4775, 3.50%, 10/1/45	1,130	1,165

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #BA2911, 3.00%, 11/1/30	$578	$594

Pool #BC0326, 3.50%, 12/1/45	809	835

Pool #BC1105, 3.50%, 2/1/46	2,913	3,005

Pool #BC1510, 3.00%, 8/1/46	888	892

Pool #BC9096, 3.50%, 12/1/46	1,142	1,179

Pool #BE3171, 2.50%, 2/1/32	948	955

Pool #BH1130, 4/1/32 (10)	904	945

Pool #BM2001, 3.50%, 12/1/46	473	488

Pool #MA0361, 4.00%, 3/1/30	207	219

Pool #MA0667, 4.00%, 3/1/31	500	531

Pool #MA0706, 4.50%, 4/1/31	617	664

Pool #MA0711, 3.50%, 4/1/31	306	318

Pool #MA0804, 4.00%, 7/1/31	343	364

Pool #MA0976, 3.50%, 2/1/32	693	725

Pool #MA1107, 3.50%, 7/1/32	859	898

Pool #MA1138, 3.50%, 8/1/32	469	490

Pool #MA1141, 3.00%, 8/1/32	241	248

Pool #MA1200, 3.00%, 10/1/32	1,304	1,340

Pool #MA1239, 3.50%, 11/1/32	642	671

Pool #MA1432, 3.00%, 5/1/33	1,309	1,343

Pool #MA1511, 2.50%, 7/1/33	385	384

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Fannie Mae – 12.8% – continued

Pool #MA1764, 4.00%, 1/1/34	$590	$628

Pool #MA2320, 3.00%, 7/1/35	1,131	1,157

Pool #MA2473, 3.50%, 12/1/35	534	557

Pool #MA2489, 2.50%, 12/1/30	1,578	1,590

Pool #MA2512, 4.00%, 1/1/46	769	810

Pool #MA2670, 3.00%, 7/1/46	2,747	2,758

Pool #MA2672, 3.00%, 7/1/36	627	639

Pool #MA2705, 3.00%, 8/1/46	1,951	1,958

Pool #MA2737, 3.00%, 9/1/46	879	883

Pool #MA2738, 3.00%, 9/1/36	913	931

Pool #MA2771, 3.00%, 10/1/46	943	947

Pool #MA2775, 2.50%, 10/1/31	540	544

Pool #MA2781, 2.50%, 10/1/46	587	569

Pool #MA2817, 2.50%, 11/1/36	473	466

Pool #MA2841, 2.50%, 12/1/36	190	187

Pool #MA2895, 3.00%, 2/1/47	774	778

Pool #MA2929, 3.50%, 3/1/47	4,801	4,953

Pool #MA3058, 4.00%, 7/1/47	993	1,046

Pool #MA3073, 4.50%, 7/1/47	2,155	2,314

Pool #MA3127, 3.00%, 9/1/37	398	405

Pool TBA, 10/17/47 (10)	22,400	22,865
		335,350

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Federal Home Loan Bank – 0.0%

Federal Home Loan Banks, 5.50%, 7/15/36	$500	$677

Freddie Mac – 0.9%

FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.25%, 1/25/20	185	194

FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2, 4.22%, 3/25/20	245	257

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2, 3.53%, 6/25/20	263	272

FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2, 4.08%, 11/25/20	785	830

FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21	575	608

FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.87%, 4/25/21	350	370

FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.87%, 12/25/21	100	103

FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2, 2.79%, 1/25/22	500	511

FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2, 2.37%, 5/25/22	250	252

FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2, 2.31%, 8/25/22	350	350

FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	200	203

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac – 0.9% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1, 1.88%, 4/25/22	$351	$350

FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2, 2.64%, 1/25/23	750	761

FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class A2, 3.11%, 2/25/23	300	311

FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	250	262

FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2, 3.25%, 4/25/23	300	313

FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 4/25/23	227	238

FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2, 3.31%, 5/25/23	365	382

FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, 7/25/23	350	362

FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	300	313

FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	300	312

FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24	200	201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac – 0.9% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	$200	$206

FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2, 3.21%, 3/25/25	250	260

FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, 12/25/25	300	306

FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	250	251

FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	500	497

FHLMC Multifamily Structured Pass Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	400	393

FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	150	148

FHLMC Multifamily Structured Pass Through Certificates, Series K503, Class A2, 2.46%, 8/25/19	300	303

FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2, 1.87%, 11/25/19	498	498

FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2, 3.13%, 6/25/21	500	517

FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2, 2.79%, 1/25/22	250	256

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac – 0.9% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2, 2.73%, 6/25/22	$100	$102

FHLMC Multifamily Structured Pass Through Certificates, Series K722, Class A2, 2.41%, 3/25/23	250	251

Freddie Mac, 3.75%, 3/27/19	1,000	1,033
1.13%, 4/15/19	4,000	3,980
1.75%, 5/30/19	1,000	1,004
1.25%, 10/2/19	1,000	994
1.38%, 5/1/20	1,000	995
2.38%, 1/13/22	1,500	1,527
6.75%, 3/15/31	1,200	1,725

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	350	361

Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.12%, 6/25/27	350	357

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	250	257
		23,976

Freddie Mac Gold – 7.6%

Pool #A16753, 5.00%, 11/1/33	54	58

Pool #A17665, 5.00%, 1/1/34	65	71

Pool #A27950, 5.50%, 11/1/34	320	357

Pool #A31136, 5.50%, 1/1/35	216	239

Pool #A39306, 5.50%, 11/1/35	172	192

Pool #A46224, 5.00%, 7/1/35	29	32

Pool #A48104, 5.00%, 1/1/36	63	70

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #A51296, 6.00%, 8/1/36	$23	$26

Pool #A54897, 6.50%, 8/1/36	53	59

Pool #A56110, 5.50%, 12/1/36	247	272

Pool #A57604, 5.00%, 3/1/37	191	208

Pool #A58718, 5.50%, 3/1/37	28	31

Pool #A59081, 5.50%, 4/1/37	237	264

Pool #A60942, 5.00%, 5/1/37	54	59

Pool #A61560, 5.50%, 10/1/36	320	358

Pool #A61573, 5.00%, 9/1/34	1,017	1,126

Pool #A61597, 5.50%, 12/1/35	39	43

Pool #A64474, 5.50%, 9/1/37	19	21

Pool #A67116, 7.00%, 10/1/37	16	18

Pool #A68761, 5.50%, 9/1/37	131	145

Pool #A69169, 4.50%, 12/1/37	72	77

Pool #A69303, 6.00%, 11/1/37	22	25

Pool #A73778, 5.00%, 2/1/38	108	118

Pool #A74134, 7.00%, 2/1/38	22	24

Pool #A78507, 5.00%, 6/1/38	401	442

Pool #A81606, 6.00%, 9/1/38	18	20

Pool #A83008, 5.50%, 11/1/38	263	292

Pool #A84432, 4.50%, 2/1/39	65	70

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #A88476, 4.50%, 9/1/39	$1,801	$1,957

Pool #A89346, 4.50%, 10/1/39	934	1,005

Pool #A90749, 4.50%, 1/1/40	887	964

Pool #A91541, 5.00%, 3/1/40	240	264

Pool #A91626, 4.50%, 3/1/40	484	528

Pool #A91942, 4.50%, 4/1/40	354	385

Pool #A94672, 4.50%, 10/1/40	535	576

Pool #A96296, 4.00%, 1/1/41	610	650

Pool #A96310, 4.00%, 1/1/41	450	478

Pool #A96995, 4.00%, 2/1/41	1,031	1,090

Pool #A97443, 4.50%, 3/1/41	444	477

Pool #B10630, 4.50%, 11/1/18	39	40

Pool #B17658, 4.50%, 1/1/20	2	2

Pool #B18502, 5.50%, 6/1/20	5	5

Pool #B18931, 4.50%, 3/1/20	4	4

Pool #C03457, 4.50%, 2/1/40	307	331

Pool #C03812, 3.50%, 4/1/42	701	734

Pool #C03821, 3.50%, 4/1/42	1,437	1,489

Pool #C04268, 3.00%, 10/1/42	2,952	2,980

Pool #C09004, 3.50%, 7/1/42	473	491

Pool #C09042, 3.50%, 5/1/43	612	635

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #C09063, 4.00%, 9/1/44	$515	$543

Pool #C09066, 3.50%, 10/1/44	707	730

Pool #C91009, 5.00%, 11/1/26	18	20

Pool #C91247, 5.00%, 4/1/29	155	169

Pool #C91354, 4.00%, 1/1/31	506	538

Pool #C91370, 4.50%, 5/1/31	261	280

Pool #C91388, 3.50%, 2/1/32	301	315

Pool #C91402, 4.00%, 10/1/31	409	435

Pool #C91408, 3.50%, 11/1/31	293	306

Pool #C91485, 3.50%, 8/1/32	469	490

Pool #C91811, 4.00%, 1/1/35	206	219

Pool #C91826, 3.00%, 5/1/35	371	379

Pool #C91858, 3.00%, 12/1/35	391	399

Pool #C91879, 3.00%, 6/1/36	444	454

Pool #C91891, 3.00%, 9/1/36	465	474

Pool #C91904, 2.50%, 11/1/36	284	280

Pool #C91908, 3.00%, 1/1/37	190	194

Pool #C91955, 3.00%, 10/1/37	400	407

Pool #D97564, 5.00%, 1/1/28	141	153

Pool #D99094, 3.00%, 3/1/32	312	319

Pool #E03033, 3.00%, 2/1/27	648	666

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #E04044, 3.50%, 8/1/27	$1,007	$1,053

Pool #E04072, 2.50%, 8/1/27	290	294

Pool #E99030, 4.50%, 9/1/18	24	24

Pool #G01907, 4.50%, 8/1/34	34	37

Pool #G01974, 5.00%, 12/1/35	304	334

Pool #G02064, 5.00%, 2/1/36	148	161

Pool #G02069, 5.50%, 3/1/36	24	27

Pool #G02386, 6.00%, 11/1/36	238	268

Pool #G02391, 6.00%, 11/1/36	7	8

Pool #G02540, 5.00%, 11/1/34	71	78

Pool #G02649, 6.00%, 1/1/37	12	13

Pool #G02702, 6.50%, 1/1/37	34	38

Pool #G02789, 6.00%, 4/1/37	799	905

Pool #G02911, 6.00%, 4/1/37	12	13

Pool #G02973, 6.00%, 6/1/37	29	33

Pool #G03121, 5.00%, 6/1/36	127	139

Pool #G03134, 5.50%, 8/1/36	48	54

Pool #G03176, 5.00%, 8/1/37	43	47

Pool #G03218, 6.00%, 9/1/37	33	37

Pool #G03351, 6.00%, 9/1/37	59	67

Pool #G03513, 6.00%, 11/1/37	72	82

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #G03600, 7.00%, 11/1/37	$30	$35

Pool #G03737, 6.50%, 11/1/37	446	495

Pool #G03992, 6.00%, 3/1/38	77	86

Pool #G04287, 5.00%, 5/1/38	141	155

Pool #G04459, 5.50%, 6/1/38	112	124

Pool #G04611, 6.00%, 7/1/38	208	237

Pool #G04650, 6.50%, 9/1/38	117	130

Pool #G04817, 5.00%, 9/1/38	79	86

Pool #G05082, 5.00%, 3/1/38	184	202

Pool #G05167, 4.50%, 2/1/39	214	230

Pool #G05725, 4.50%, 11/1/39	459	500

Pool #G05733, 5.00%, 11/1/39	366	405

Pool #G05870, 4.50%, 4/1/40	547	595

Pool #G05969, 5.00%, 8/1/40	231	254

Pool #G05971, 5.50%, 8/1/40	1,042	1,153

Pool #G06020, 5.50%, 12/1/39	880	980

Pool #G06767, 5.00%, 10/1/41	756	826

Pool #G06947, 6.00%, 5/1/40	247	279

Pool #G07030, 4.00%, 6/1/42	2,578	2,754

Pool #G07098, 3.50%, 7/1/42	766	794

Pool #G07152, 4.00%, 6/1/42	1,938	2,049

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #G07171, 4.00%, 8/1/42	$1,062	$1,128

Pool #G07445, 2.50%, 7/1/43	734	711

Pool #G07787, 4.00%, 8/1/44	3,729	3,971

Pool #G07924, 3.50%, 1/1/45	1,084	1,126

Pool #G07961, 3.50%, 3/1/45	2,183	2,263

Pool #G07998, 4.50%, 7/1/44	535	576

Pool #G08189, 7.00%, 3/1/37	32	37

Pool #G08192, 5.50%, 4/1/37	55	61

Pool #G08341, 5.00%, 4/1/39	1,068	1,171

Pool #G08477, 3.50%, 2/1/42	854	885

Pool #G08537, 3.00%, 7/1/43	2,603	2,625

Pool #G08554, 3.50%, 10/1/43	1,135	1,176

Pool #G08608, 3.00%, 9/1/44	485	487

Pool #G08624, 4.00%, 1/1/45	1,609	1,694

Pool #G08632, 3.50%, 3/1/45	1,999	2,063

Pool #G08648, 3.00%, 6/1/45	810	814

Pool #G08650, 3.50%, 6/1/45	1,557	1,607

Pool #G08653, 3.00%, 7/1/45	1,977	1,986

Pool #G08660, 4.00%, 8/1/45	558	588

Pool #G08666, 3.00%, 9/1/45	5,870	5,896

Pool #G08667, 3.50%, 9/1/45	1,211	1,250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #G08672, 4.00%, 10/1/45	$756	$796

Pool #G08677, 4.00%, 11/1/45	697	735

Pool #G08681, 3.50%, 12/1/45	2,326	2,401

Pool #G08698, 3.50%, 3/1/46	1,205	1,243

Pool #G08702, 3.50%, 4/1/46	1,247	1,287

Pool #G08710, 3.00%, 6/1/46	1,362	1,369

Pool #G08715, 3.00%, 8/1/46	2,959	2,973

Pool #G08721, 3.00%, 9/1/46	830	834

Pool #G08726, 3.00%, 10/1/46	1,096	1,101

Pool #G08747, 3.00%, 2/1/47	676	679

Pool #G08774, 3.50%, 8/1/47	491	507

Pool #G11776, 4.50%, 9/1/20	12	12

Pool #G12571, 4.00%, 1/1/22	49	50

Pool #G12673, 5.00%, 9/1/21	30	31

Pool #G12837, 4.50%, 4/1/22	45	47

Pool #G12868, 5.00%, 11/1/22	78	83

Pool #G12869, 5.00%, 9/1/22	62	66

Pool #G13136, 4.50%, 5/1/23	78	82

Pool #G13151, 6.00%, 3/1/23	69	74

Pool #G13201, 4.50%, 7/1/23	46	48

Pool #G13433, 5.50%, 1/1/24	63	67

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #G14168, 5.50%, 12/1/24	$88	$92

Pool #G14239, 4.00%, 9/1/26	1,160	1,216

Pool #G14554, 4.50%, 7/1/26	130	137

Pool #G14891, 3.00%, 10/1/28	464	478

Pool #G15089, 2.50%, 11/1/28	772	783

Pool #G15134, 3.00%, 5/1/29	306	316

Pool #G15468, 3.50%, 12/1/29	662	693

Pool #G18220, 6.00%, 11/1/22	10	11

Pool #G18420, 3.00%, 1/1/27	863	888

Pool #G18438, 2.50%, 6/1/27	392	398

Pool #G18442, 3.50%, 8/1/27	655	684

Pool #G18475, 2.50%, 8/1/28	2,809	2,848

Pool #G18571, 2.50%, 10/1/30	579	583

Pool #G18601, 3.00%, 5/1/31	817	841

Pool #G18618, 2.00%, 11/1/31	275	270

Pool #G18629, 2.00%, 1/1/32	93	92

Pool #G18664, 10/1/32 (10)	500	523

Pool #G30327, 4.50%, 1/1/27	24	26

Pool #G30835, 3.50%, 12/1/35	414	432

Pool #G31020, 2.50%, 2/1/37	100	98

Pool #G60145, 3.50%, 8/1/45	1,174	1,217

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #G60238, 3.50%, 10/1/45	$1,649	$1,713

Pool #G60361, 3.50%, 12/1/45	1,602	1,657

Pool #G60440, 3.50%, 3/1/46	2,763	2,870

Pool #G60696, 3.00%, 9/1/46	1,485	1,493

Pool #G60707, 3.00%, 9/1/46	1,440	1,448

Pool #G60723, 3.00%, 10/1/46	1,151	1,158

Pool #G60724, 3.00%, 10/1/46	1,159	1,165

Pool #G60948, 3.00%, 1/1/47	3,730	3,748

Pool #J00991, 4.00%, 1/1/21	24	25

Pool #J02541, 4.00%, 9/1/20	11	11

Pool #J03041, 6.00%, 7/1/21	17	17

Pool #J03736, 5.50%, 11/1/21	30	32

Pool #J05307, 4.50%, 8/1/22	9	9

Pool #J06175, 5.00%, 5/1/21	8	8

Pool #J06465, 6.00%, 11/1/22	10	11

Pool #J06476, 5.50%, 11/1/22	24	26

Pool #J08098, 5.50%, 6/1/23	30	31

Pool #J08202, 5.00%, 7/1/23	17	18

Pool #J08454, 5.00%, 8/1/23	37	38

Pool #J08913, 5.50%, 10/1/23	20	22

Pool #J09148, 5.00%, 12/1/23	46	47

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #J09305, 5.00%, 2/1/24	$80	$84

Pool #J09463, 5.00%, 3/1/24	42	43

Pool #J11136, 4.00%, 11/1/24	65	68

Pool #J12098, 4.50%, 4/1/25	394	419

Pool #J14808, 3.50%, 3/1/26	408	427

Pool #J17055, 3.00%, 11/1/26	345	355

Pool #J17232, 3.00%, 11/1/26	362	373

Pool #J17932, 3.00%, 3/1/27	557	573

Pool #J20834, 2.50%, 10/1/27	721	731

Pool #J21601, 2.50%, 12/1/27	2,461	2,495

Pool #J22069, 2.50%, 1/1/28	179	181

Pool #J22986, 2.50%, 3/1/28	1,474	1,495

Pool #J23813, 2.00%, 5/1/28	1,278	1,262

Pool #J30435, 3.00%, 1/1/30	767	790

Pool #J31371, 2.50%, 4/1/30	1,036	1,045

Pool #J32223, 2.50%, 7/1/30	740	745

Pool #J32244, 3.00%, 7/1/30	2,563	2,638

Pool #J34252, 4/1/31 (10)	170	179

Pool #K90071, 3.00%, 2/1/33	1,076	1,089

Pool #K90641, 3.50%, 6/1/33	157	164

Pool #K90791, 3.00%, 7/1/33	498	510

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #K91490, 3.50%, 1/1/34	$973	$1,017

Pool #K92325, 3.00%, 1/1/35	667	681

Pool #Q02211, 4.50%, 7/1/41	533	579

Pool #Q02605, 4.50%, 8/1/41	1,268	1,364

Pool #Q03085, 4.00%, 9/1/41	272	288

Pool #Q04649, 3.50%, 11/1/41	324	336

Pool #Q08894, 3.50%, 6/1/42	858	892

Pool #Q09009, 4.00%, 6/1/42	1,839	1,953

Pool #Q10389, 3.50%, 8/1/42	1,461	1,522

Pool #Q10438, 3.50%, 8/1/42	1,384	1,435

Pool #Q14324, 3.00%, 1/1/43	1,476	1,490

Pool #Q14676, 3.00%, 1/1/43	926	935

Pool #Q15438, 3.00%, 2/1/43	1,319	1,332

Pool #Q15843, 3.00%, 2/1/43	436	440

Pool #Q18305, 3.50%, 5/1/43	2,432	2,520

Pool #Q18339, 3.00%, 5/1/43	443	447

Pool #Q19697, 3.00%, 6/1/43	1,066	1,074

Pool #Q19909, 3.00%, 7/1/43	857	863

Pool #Q20550, 3.00%, 8/1/43	1,382	1,393

Pool #Q21320, 3.50%, 8/1/43	583	604

Pool #Q24954, 4.00%, 2/1/44	923	983

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool #Q27352, 3.50%, 7/1/44	$3,043	$3,154

Pool #Q27353, 4.00%, 7/1/44	2,589	2,748

Pool #Q29640, 4.00%, 11/1/44	801	851

Pool #Q36759, 3.50%, 10/1/45	1,626	1,688

Pool #Q37471, 4.00%, 11/1/45	1,167	1,229

Pool #Q37986, 3.50%, 12/1/45	840	871

Pool #Q40841, 3.00%, 6/1/46	1,288	1,294

Pool #Q43876, 3.00%, 10/1/46	1,199	1,204

Pool #Q44663, 3.00%, 11/1/46	1,747	1,755

Pool #Q45095, 3.50%, 12/1/46	3,596	3,711

Pool #Q48874, 3.50%, 6/1/47	401	416

Pool #Q50962, 3.50%, 9/1/47	1,800	1,858

Pool #V60268, 3.00%, 9/1/28	1,313	1,353

Pool #V60886, 2.50%, 8/1/30	340	343

Pool #V60902, 2.50%, 8/1/30	260	262

Pool #V61151, 2.50%, 5/1/31	978	986

Pool #V61347, 2.50%, 10/1/31	971	979

Pool #V80003, 3.00%, 4/1/43	1,983	2,003

Pool #V80004, 3.00%, 4/1/43	545	550

Pool #V80058, 3.00%, 5/1/43	864	873

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Freddie Mac Gold – 7.6% – continued

Pool TBA, 10/17/32 (10)	$4,100	$4,179
10/17/47 (10)	9,000	9,390
		197,937

Government National Mortgage Association I – 1.1%

Pool #510835, 5.50%, 2/15/35	34	39

Pool #553463, 3.50%, 1/15/42	904	943

Pool #597889, 5.50%, 6/15/33	212	237

Pool #614169, 5.00%, 7/15/33	67	74

Pool #616879, 3.50%, 2/15/42	627	657

Pool #617739, 6.00%, 10/15/37	16	18

Pool #634431, 6.00%, 9/15/34	19	22

Pool #641416, 5.50%, 4/15/35	156	176

Pool #646341, 6.00%, 11/15/36	55	62

Pool #648538, 5.00%, 12/15/35	64	70

Pool #651753, 5.50%, 3/15/36	17	19

Pool #658560, 6.50%, 8/15/36	25	28

Pool #670030, 3.00%, 7/15/45	826	837

Pool #675211, 6.50%, 3/15/38	14	16

Pool #675484, 5.50%, 6/15/38	94	106

Pool #676360, 6.50%, 10/15/37	11	13

Pool #682899, 6.00%, 9/15/40	184	212

Pool #687824, 5.50%, 8/15/38	142	158

Pool #687900, 5.00%, 9/15/38	171	188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association I – 1.1% – continued

Pool #687901, 5.00%, 9/15/38	$107	$118

Pool #692309, 6.00%, 1/15/39	69	78

Pool #697645, 5.50%, 10/15/38	45	50

Pool #698236, 5.00%, 6/15/39	404	445

Pool #698336, 4.50%, 5/15/39	436	467

Pool #699277, 6.00%, 9/15/38	21	24

Pool #700918, 5.50%, 11/15/38	142	159

Pool #700972, 5.50%, 11/15/38	31	34

Pool #701196, 6.00%, 10/15/38	21	24

Pool #703677, 5.50%, 6/15/39	161	179

Pool #704185, 5.50%, 1/15/39	34	38

Pool #704514, 4.50%, 5/15/39	763	834

Pool #704624, 4.50%, 7/15/39	2,110	2,294

Pool #717175, 4.50%, 6/15/39	433	470

Pool #719262, 5.00%, 8/15/40	201	224

Pool #720065, 4.50%, 6/15/39	1,403	1,521

Pool #720202, 4.50%, 7/15/39	347	376

Pool #723231, 4.00%, 10/15/39	303	320

Pool #723339, 5.00%, 9/15/39	202	224

Pool #726085, 4.00%, 11/15/24	172	180

Pool #728629, 4.50%, 1/15/40	697	759

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association I – 1.1% – continued

Pool #733663, 4.50%, 5/15/40	$1,607	$1,745

Pool #737286, 4.50%, 5/15/40	546	593

Pool #737416, 3.50%, 9/15/25	112	117

Pool #738134, 3.50%, 4/15/26	239	250

Pool #738247, 4.50%, 4/15/41	254	275

Pool #745215, 4.00%, 7/15/25	116	122

Pool #747643, 4.50%, 8/15/40	855	918

Pool #760874, 3.50%, 2/15/26	186	194

Pool #768800, 4.50%, 6/15/41	133	143

Pool #773939, 4.00%, 11/15/41	670	716

Pool #778957, 3.50%, 3/15/42	757	795

Pool #781939, 6.00%, 7/15/34	296	337

Pool #782131, 5.50%, 12/15/36	64	72

Pool #782150, 5.50%, 4/15/37	77	86

Pool #782259, 5.00%, 2/15/36	140	155

Pool #782272, 5.50%, 2/15/38	141	158

Pool #782498, 6.00%, 12/15/38	68	77

Pool #782565, 5.00%, 2/15/39	1,527	1,681

Pool #782584, 5.00%, 3/15/39	95	104

Pool #782675, 4.50%, 6/15/24	113	120

Pool #782696, 5.00%, 6/15/39	355	391

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association I – 1.1% – continued

Pool #782831, 6.00%, 12/15/39	$46	$52

Pool #783176, 4.00%, 11/15/40	818	867

Pool #783467, 4.00%, 10/15/41	2,553	2,706

Pool #783740, 2.50%, 12/15/27	312	316

Pool #AA5391, 3.50%, 6/15/42	54	57

Pool #AA6089, 3.00%, 2/15/43	506	515

Pool #AB2761, 3.50%, 8/15/42	215	224

Pool #AB2891, 3.00%, 9/15/42	298	303

Pool #AD8781, 3.00%, 3/15/43	445	453

Pool #AD9016, 3.00%, 4/15/43	532	542

Pool #AL1763, 3.50%, 1/15/45	324	338
		28,115

Government National Mortgage Association II – 6.8%

Pool #3570, 6.00%, 6/20/34	59	68

Pool #3665, 5.50%, 1/20/35	173	194

Pool #3852, 6.00%, 5/20/36	28	32

Pool #3879, 6.00%, 7/20/36	87	100

Pool #3910, 6.00%, 10/20/36	42	47

Pool #3994, 5.00%, 6/20/37	29	31

Pool #4018, 6.50%, 8/20/37	103	121

Pool #4026, 5.00%, 9/20/37	39	43

Pool #4027, 5.50%, 9/20/37	20	22

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #4040, 6.50%, 10/20/37	$21	$25

Pool #4098, 5.50%, 3/20/38	129	143

Pool #4116, 6.50%, 4/20/38	49	57

Pool #4170, 6.00%, 6/20/38	102	115

Pool #4194, 5.50%, 7/20/38	242	266

Pool #4243, 5.00%, 9/20/38	55	60

Pool #4244, 5.50%, 9/20/38	68	75

Pool #4245, 6.00%, 9/20/38	38	43

Pool #4269, 6.50%, 10/20/38	50	58

Pool #4290, 5.50%, 11/20/38	46	51

Pool #4344, 6.00%, 1/20/39	82	92

Pool #4345, 6.50%, 1/20/39	55	62

Pool #4425, 5.50%, 4/20/39	152	168

Pool #4559, 5.00%, 10/20/39	330	364

Pool #4561, 6.00%, 10/20/39	187	215

Pool #4617, 4.50%, 1/20/40	101	109

Pool #4619, 5.50%, 1/20/40	321	354

Pool #4713, 4.50%, 6/20/40	295	318

Pool #4747, 5.00%, 7/20/40	259	283

Pool #4881, 3.50%, 12/20/40	1,055	1,101

Pool #4882, 4.00%, 12/20/40	2,461	2,612

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #4923, 4.50%, 1/20/41	$236	$254

Pool #5050, 4.00%, 5/20/26	203	213

Pool #5081, 4.00%, 6/20/41	392	416

Pool #5082, 4.50%, 6/20/41	414	445

Pool #5083, 5.00%, 6/20/41	1,611	1,761

Pool #5114, 4.00%, 7/20/41	1,587	1,683

Pool #5141, 5.00%, 8/20/41	221	241

Pool #5175, 4.50%, 9/20/41	224	240

Pool #5176, 5.00%, 9/20/41	1,086	1,186

Pool #5202, 3.50%, 10/20/41	610	637

Pool #5203, 4.00%, 10/20/41	386	410

Pool #5232, 3.50%, 11/20/41	1,158	1,208

Pool #5264, 5.50%, 12/20/41	29	32

Pool #5280, 4.00%, 1/20/42	426	452

Pool #5304, 3.50%, 2/20/42	431	450

Pool #5317, 5.50%, 2/20/42	204	226

Pool #5326, 3.00%, 3/20/27	593	613

Pool #5331, 3.50%, 3/20/42	694	725

Pool #626951, 3.00%, 6/20/45	746	758

Pool #737602, 4.00%, 11/20/40	435	464

Pool #752757, 4.50%, 11/20/40	577	632

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #755677, 4.00%, 12/20/40	$337	$357

Pool #766711, 4.00%, 5/20/42	1,627	1,727

Pool #782433, 6.00%, 10/20/38	149	169

Pool #783976, 3.50%, 4/20/43	4,951	5,174

Pool #AA5970, 3.00%, 1/20/43	1,571	1,597

Pool #AA6054, 3.00%, 2/20/43	2,237	2,276

Pool #AA6149, 3.00%, 3/20/43	1,572	1,598

Pool #AA6160, 3.50%, 3/20/43	571	597

Pool #AA6243, 3.50%, 4/20/43	225	235

Pool #AB9443, 3.50%, 11/20/42	853	890

Pool #AD1755, 3.50%, 2/20/43	930	974

Pool #AD8825, 3.50%, 3/20/43	557	583

Pool #AF5097, 4.00%, 8/20/43	1,641	1,739

Pool #AJ0645, 3.50%, 7/20/44	564	590

Pool #AJ0789, 3.50%, 8/20/45	4,189	4,374

Pool #AJ3643, 4.00%, 10/20/44	1,021	1,083

Pool #AK6867, 3.50%, 1/20/45	2,946	3,077

Pool #AO7525, 3.50%, 8/20/45	2,581	2,696

Pool #AO7682, 4.00%, 8/20/45	1,084	1,158

Pool #BB6965, 3.50%, 7/20/47	498	521

Pool #MA0006, 2.50%, 4/20/27	217	220

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA0022, 3.50%, 4/20/42	$698	$730

Pool #MA0088, 3.50%, 5/20/42	1,563	1,633

Pool #MA0220, 3.50%, 7/20/42	816	853

Pool #MA0318, 3.50%, 8/20/42	1,517	1,586

Pool #MA0321, 5.00%, 8/20/42	404	439

Pool #MA0391, 3.00%, 9/20/42	3,169	3,233

Pool #MA0392, 3.50%, 9/20/42	655	684

Pool #MA0698, 3.00%, 1/20/43	753	769

Pool #MA0850, 2.50%, 3/20/43	270	266

Pool #MA0851, 3.00%, 3/20/43	1,101	1,125

Pool #MA0852, 3.50%, 3/20/43	1,318	1,378

Pool #MA0933, 3.00%, 4/20/43	1,356	1,385

Pool #MA0934, 3.50%, 4/20/43	447	467

Pool #MA1011, 3.00%, 5/20/43	1,304	1,332

Pool #MA1012, 3.50%, 5/20/43	1,176	1,229

Pool #MA1064, 2.50%, 6/20/28	770	780

Pool #MA1089, 3.00%, 6/20/43	1,402	1,433

Pool #MA1224, 3.50%, 8/20/43	1,054	1,102

Pool #MA1285, 3.50%, 9/20/43	602	629

Pool #MA1839, 4.00%, 4/20/44	360	382

Pool #MA1920, 4.00%, 5/20/44	390	413

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA2224, 4.00%, 9/20/44	$2,073	$2,199

Pool #MA2444, 3.00%, 12/20/44	297	302

Pool #MA2521, 3.50%, 1/20/45	1,227	1,277

Pool #MA2522, 4.00%, 1/20/45	443	469

Pool #MA2677, 3.00%, 3/20/45	663	673

Pool #MA2753, 3.00%, 4/20/45	1,724	1,750

Pool #MA2754, 3.50%, 4/20/45	738	768

Pool #MA2891, 3.00%, 6/20/45	1,856	1,884

Pool #MA2892, 3.50%, 6/20/45	647	674

Pool #MA2935, 3.00%, 7/20/30	1,097	1,135

Pool #MA2960, 3.00%, 7/20/45	1,419	1,441

Pool #MA3034, 3.50%, 8/20/45	1,815	1,890

Pool #MA3104, 3.00%, 9/20/45	1,879	1,908

Pool #MA3106, 4.00%, 9/20/45	1,715	1,816

Pool #MA3172, 3.00%, 10/20/45	372	378

Pool #MA3173, 3.50%, 10/20/45	7,669	7,984

Pool #MA3174, 4.00%, 10/20/45	926	981

Pool #MA3244, 3.50%, 11/20/45	1,374	1,431

Pool #MA3245, 4.00%, 11/20/45	3,315	3,515

Pool #MA3310, 3.50%, 12/20/45	2,916	3,036

Pool #MA3378, 4.50%, 1/20/46	1,909	2,038

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA3521, 3.50%, 3/20/46	$2,717	$2,829

Pool #MA3522, 4.00%, 3/20/46	779	827

Pool #MA3596, 3.00%, 4/20/46	1,612	1,636

Pool #MA3597, 3.50%, 4/20/46	2,725	2,836

Pool #MA3662, 3.00%, 5/20/46	2,541	2,579

Pool #MA3663, 3.50%, 5/20/46	1,669	1,737

Pool #MA3664, 4.00%, 5/20/46	759	802

Pool #MA3735, 3.00%, 6/20/46	3,056	3,102

Pool #MA3736, 3.50%, 6/20/46	2,177	2,266

Pool #MA3777, 2.50%, 7/20/31	259	262

Pool #MA3778, 3.00%, 7/20/31	333	344

Pool #MA3802, 3.00%, 7/20/46	3,570	3,624

Pool #MA3803, 3.50%, 7/20/46	3,237	3,369

Pool #MA3873, 3.00%, 8/20/46	1,365	1,386

Pool #MA3874, 3.50%, 8/20/46	1,478	1,538

Pool #MA3936, 3.00%, 9/20/46	3,059	3,105

Pool #MA4002, 2.50%, 10/20/46	189	185

Pool #MA4003, 3.00%, 10/20/46	2,027	2,057

Pool #MA4067, 2.50%, 11/20/46	1,430	1,402

Pool #MA4101, 2.50%, 12/20/31	185	187

Pool #MA4125, 2.50%, 12/20/46	96	94

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 29.3% (9) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA4261, 3.00%, 2/20/47	$3,177	$3,225

Pool #MA4322, 4.00%, 3/20/47	1,270	1,341

Pool #MA4382, 3.50%, 4/20/47	788	820

Pool #MA4652, 3.50%, 8/20/47	3,094	3,220

Pool TBA, 10/17/47 (10)	21,800	22,420
		178,500

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	2,164
Total U.S. Government Agencies
(Cost $763,553)		766,719

U.S. GOVERNMENT OBLIGATIONS – 35.7%

U.S. Treasury Bonds – 7.2%
8.75%, 8/15/20	450	540
6.25%, 8/15/23	6,550	8,077
7.63%, 2/15/25	165	227
6.00%, 2/15/26	9,750	12,558
6.13%, 11/15/27	9,000	12,108
6.25%, 5/15/30	6,000	8,521
5.38%, 2/15/31	4,000	5,360
4.50%, 2/15/36	475	611
4.38%, 2/15/38	1,890	2,402
4.50%, 5/15/38	1,700	2,196
3.50%, 2/15/39	6,000	6,775
4.25%, 5/15/39	4,250	5,317
4.50%, 8/15/39	6,000	7,757
4.38%, 11/15/39	7,000	8,907
4.63%, 2/15/40	5,250	6,910
4.38%, 5/15/40	1,000	1,275
3.75%, 8/15/41	4,000	4,677
3.13%, 2/15/42	2,000	2,115
2.75%, 8/15/42	2,500	2,470
3.38%, 5/15/44	5,000	5,511
3.00%, 11/15/44	7,000	7,211
2.50%, 2/15/45	4,000	3,731
3.00%, 5/15/45	13,000	13,386
3.00%, 11/15/45	28,000	28,802
2.50%, 5/15/46	8,000	7,434

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.7% – continued

U.S. Treasury Bonds – 7.2% – continued
2.25%, 8/15/46	$5,000	$4,396
2.88%, 11/15/46	5,000	5,018
3.00%, 5/15/47	8,000	8,232
2.75%, 8/15/47	5,000	4,891
		187,415

U.S. Treasury Notes – 28.5%
1.38%, 7/31/18	10,000	10,003
1.50%, 8/31/18	17,030	17,051
3.75%, 11/15/18	2,300	2,360
1.50%, 12/31/18	10,000	10,011
1.13%, 1/15/19	5,000	4,982
0.75%, 2/15/19	5,000	4,955
2.75%, 2/15/19	18,000	18,324
1.13%, 2/28/19	20,000	19,920
1.38%, 2/28/19	4,000	3,997
1.50%, 2/28/19	5,000	5,005
1.25%, 4/30/19	20,000	19,942
1.63%, 4/30/19	10,000	10,028
0.88%, 6/15/19	10,000	9,904
1.63%, 6/30/19	10,000	10,029
0.88%, 7/31/19	2,000	1,979
1.38%, 7/31/19	1,000	998
1.63%, 7/31/19	10,000	10,029
3.63%, 8/15/19	18,000	18,718
1.75%, 9/30/19	30,000	30,151
1.00%, 11/15/19	1,000	989
3.38%, 11/15/19	16,000	16,625
1.63%, 12/31/19	2,500	2,506
3.63%, 2/15/20	5,000	5,243
1.38%, 3/31/20	2,280	2,269
1.13%, 4/30/20	3,000	2,967
3.50%, 5/15/20	5,000	5,248
1.38%, 5/31/20	15,000	14,920
1.50%, 5/31/20	20,000	19,956
1.50%, 6/15/20	20,000	19,956
2.63%, 8/15/20	3,000	3,085
2.63%, 11/15/20	3,000	3,088
1.63%, 11/30/20	10,000	9,985
1.75%, 12/31/20	10,000	10,019
1.38%, 1/31/21	10,000	9,894
3.63%, 2/15/21	12,000	12,760
1.13%, 2/28/21	29,000	28,434
1.38%, 5/31/21	12,000	11,838

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.7% – continued

U.S. Treasury Notes – 28.5% – continued
1.13%, 6/30/21	$20,000	$19,537
2.13%, 6/30/21	1,740	1,763
2.13%, 8/15/21	36,000	36,460
2.00%, 11/15/21	700	705
1.88%, 1/31/22	1,500	1,501
1.88%, 3/31/22	10,000	9,997
1.75%, 6/30/22	100,000	99,269
1.63%, 8/15/22	9,000	8,885
1.75%, 9/30/22	3,925	3,889
2.13%, 12/31/22	5,000	5,036
1.50%, 2/28/23	10,000	9,745
1.63%, 4/30/23	20,000	19,586
1.63%, 5/31/23	1,000	978
2.75%, 11/15/23	5,000	5,197
2.50%, 5/15/24	20,000	20,456
2.00%, 6/30/24	25,000	24,775
2.38%, 8/15/24	9,000	9,127
2.25%, 11/15/24	3,000	3,015
2.25%, 11/15/25	9,525	9,525
1.63%, 2/15/26	29,660	28,200
1.63%, 5/15/26	25,000	23,713
2.25%, 8/15/27	15,000	14,898
		744,425
Total U.S. Government Obligations
(Cost $921,777)		931,840

MUNICIPAL BONDS – 0.8%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	131

California – 0.3%

Bay Area Toll Bridge Authority Revenue Bonds, Build America Bonds, 6.26%, 4/1/49	425	610

Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	231

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3% – continued

Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/1/50	$150	$229

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	157
7.30%, 10/1/39	920	1,350
7.63%, 3/1/40	405	620
7.60%, 11/1/40	400	625

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	212

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	900

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	395

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	228

Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds, 6.58%, 5/15/39	250	324

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/1/34	290	402

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	429

Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	112

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	138

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3% – continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	$75	$111

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	193
		7,266

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	361

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	37

Florida – 0.0%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 2.11%, 7/1/18	500	501

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.66%, 4/1/57	100	125

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/1/57	70	88
7.06%, 4/1/57	300	373
		586

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A, 6.90%, 12/1/40	300	392

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	173

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Illinois – 0.1% – continued

Illinois State Taxable G.O. Unlimited Bonds, 5.67%, 3/1/18	$300	$304

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	713
		1,582

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	283

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	127
		410

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	119

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	384

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds, 6.82%, 7/1/45	200	293
		677

New Jersey – 0.1%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	255

New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 6.10%, 12/15/28	300	315

New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds, 7.41%, 1/1/40	125	189

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

New Jersey – 0.1% – continued

Rutgers State University Revenue Bonds, Build America Bonds, 5.67%, 5/1/40	$145	$174
		933

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	114

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds, 6.69%, 11/15/40	100	138
6.81%, 11/15/40	60	84

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	266
5.72%, 6/15/42	250	334

New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds, 5.77%, 8/1/36	300	371

New York G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	125
5.85%, 6/1/40	85	111

New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds, 5.63%, 3/15/39	75	95

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	317

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds, 5.77%, 3/15/39	100	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

New York – 0.1% – continued

New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	$225	$256

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/1/40	350	451

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/1/40	200	258

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	300
		3,342

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds, 6.45%, 2/15/44	200	268

American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	496

Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, 6.04%, 11/15/40	145	160

Ohio State University Revenue Bonds, Series C, Build America Bonds, 4.91%, 6/1/40	190	228

Ohio State University Taxable Revenue Bonds, Series A, 4.80%, 6/1/11 (4)	200	217

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund, 4.88%, 12/1/34	90	104
		1,473

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Oregon – 0.0%

Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds, 5.83%, 11/15/34	$200	$256

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	219

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds, 6.73%, 7/1/43	100	133

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	214

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.), 6.45%, 2/15/35	200	227

Houston Pension Taxable G.O. Limited Refunding Bonds, Series A, 6.29%, 3/1/32	280	333

North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds, 6.72%, 1/1/49	125	185

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	267

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	258

Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier, 5.18%, 4/1/30	300	356

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Texas – 0.1% – continued

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	$100	$117
		1,957

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	101

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & TRB, Build America Bonds, 5.49%, 11/1/39	80	101

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	129

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	123
		353
Total Municipal Bonds
(Cost $16,359)		20,437

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII (11)(12)	50,000	$–
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (13)(14)	92,966,043	92,966
Total Investment Companies
(Cost $92,966)		92,966

Total Investments – 102.3%
(Cost $2,626,645)		2,672,746

Liabilities less Other Assets – (2.3%)		(60,480)
NET ASSETS – 100.0%		$2,612,266

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(3)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2112.
(7)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(8)	Zero coupon bond.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Level 3 asset that is worthless, bankrupt or has been delisted.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	42.6%
U.S. Agency	21.0
AAA	4.0
AA	3.6
A	12.0
BBB	13.3
Cash Equivalents	3.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$42,725	$–	$42,725
Corporate Bonds (1)	–	602,863	–	602,863
Foreign Issuer Bonds (1)	–	215,196	–	215,196
U.S. Government Agencies (1)	–	766,719	–	766,719
U.S. Government Obligations (1)	–	931,840	–	931,840
Municipal Bonds (1)	–	20,437	–	20,437
Investment Companies	92,966	–	–	92,966
Total Investments	$92,966	$2,579,780	$–	$2,672,746

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

FHLMC - Federal Home Loan Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

USD - United States Dollar

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2%

U.S. Treasury Bonds – 16.8%
6.00%, 2/15/26	$10	$13
6.50%, 11/15/26	75	101
6.38%, 8/15/27	115	156
6.13%, 11/15/27	75	101
5.50%, 8/15/28	150	195
5.25%, 11/15/28	100	128
6.13%, 8/15/29	50	69
6.25%, 5/15/30	175	249
5.38%, 2/15/31	200	268
4.50%, 2/15/36	190	244
4.75%, 2/15/37	25	33
5.00%, 5/15/37	100	137
4.38%, 2/15/38	50	64
4.50%, 5/15/38	95	123
3.50%, 2/15/39	210	237
4.25%, 5/15/39	100	125
4.50%, 8/15/39	175	226
4.38%, 11/15/39	150	191
4.63%, 2/15/40	185	243
4.38%, 5/15/40	190	242
3.88%, 8/15/40	200	238
4.25%, 11/15/40	275	345
4.75%, 2/15/41	195	262
4.38%, 5/15/41	190	243
3.75%, 8/15/41	155	181
3.13%, 11/15/41	195	206
3.13%, 2/15/42	200	212
3.00%, 5/15/42	255	264
2.75%, 8/15/42	180	178
2.75%, 11/15/42	415	410
3.13%, 2/15/43	255	269
2.88%, 5/15/43	525	529
3.63%, 8/15/43	500	574
3.75%, 11/15/43	480	563
3.63%, 2/15/44	400	460
3.38%, 5/15/44	600	661
3.13%, 8/15/44	375	396
3.00%, 11/15/44	605	623
2.50%, 2/15/45	400	373
3.00%, 5/15/45	550	566
2.88%, 8/15/45	425	427
3.00%, 11/15/45	580	597
2.50%, 2/15/46	350	326

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Bonds – 16.8% – continued
2.50%, 5/15/46	$575	$534
2.25%, 8/15/46	475	418
2.88%, 11/15/46	450	452
3.00%, 2/15/47	400	411
3.00%, 5/15/47	500	515
2.75%, 8/15/47	300	293
		14,671

U.S. Treasury Notes – 82.4%
0.88%, 10/15/18	100	100
0.75%, 10/31/18	300	298
1.25%, 10/31/18	250	250
1.75%, 10/31/18	200	201
1.25%, 11/15/18	300	300
3.75%, 11/15/18	400	410
1.00%, 11/30/18	400	398
1.25%, 11/30/18	250	250
1.38%, 11/30/18	250	250
1.25%, 12/15/18	300	299
1.38%, 12/31/18	250	250
1.50%, 12/31/18	550	551
1.13%, 1/15/19	500	498
1.13%, 1/31/19	400	398
1.25%, 1/31/19	350	349
1.50%, 1/31/19	450	450
0.75%, 2/15/19	400	396
2.75%, 2/15/19	150	153
1.13%, 2/28/19	250	249
1.38%, 2/28/19	300	300
1.50%, 2/28/19	400	400
1.00%, 3/15/19	300	298
1.25%, 3/31/19	150	150
1.50%, 3/31/19	200	200
1.63%, 3/31/19	350	351
0.88%, 4/15/19	300	297
1.25%, 4/30/19	300	299
1.63%, 4/30/19	550	552
0.88%, 5/15/19	200	198
3.13%, 5/15/19	500	514
1.13%, 5/31/19	150	149
1.25%, 5/31/19	400	399
1.50%, 5/31/19	350	350
0.88%, 6/15/19	150	149
1.25%, 6/30/19	350	349

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.4% – continued
1.63%, 6/30/19	$550	$552
0.75%, 7/15/19	400	395
0.88%, 7/31/19	115	114
1.38%, 7/31/19	350	349
1.63%, 7/31/19	400	401
0.75%, 8/15/19	450	444
1.00%, 8/31/19	175	173
1.25%, 8/31/19	500	498
1.63%, 8/31/19	250	251
0.88%, 9/15/19	250	247
1.00%, 9/30/19	175	173
1.38%, 9/30/19	300	299
1.75%, 9/30/19	500	503
1.00%, 10/15/19	500	495
1.50%, 10/31/19	300	300
1.00%, 11/15/19	600	594
1.00%, 11/30/19	355	351
1.50%, 11/30/19	500	500
1.38%, 12/15/19	250	249
1.63%, 12/31/19	350	351
1.38%, 1/15/20	400	399
1.25%, 1/31/20	600	596
1.38%, 1/31/20	350	349
1.38%, 2/15/20	450	448
3.63%, 2/15/20	500	524
1.25%, 2/29/20	350	348
1.38%, 2/29/20	150	149
1.63%, 3/15/20	250	250
1.13%, 3/31/20	250	247
1.38%, 3/31/20	200	199
1.50%, 4/15/20	100	100
1.13%, 4/30/20	550	544
1.38%, 4/30/20	500	498
1.50%, 5/15/20	300	299
3.50%, 5/15/20	350	367
1.38%, 5/31/20	400	398
1.50%, 5/31/20	350	349
1.50%, 6/15/20	350	349
1.63%, 6/30/20	550	550
1.50%, 7/15/20	350	349
1.63%, 7/31/20	600	600
2.00%, 7/31/20	200	202
1.50%, 8/15/20	250	249

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.4% – continued
2.63%, 8/15/20	$300	$309
1.38%, 8/31/20	450	447
2.13%, 8/31/20	335	340
1.38%, 9/15/20	250	248
1.38%, 9/30/20	700	695
1.38%, 10/31/20	305	302
1.75%, 10/31/20	380	381
2.63%, 11/15/20	585	602
1.63%, 11/30/20	500	499
2.00%, 11/30/20	325	328
1.75%, 12/31/20	265	266
1.38%, 1/31/21	750	742
2.13%, 1/31/21	175	177
3.63%, 2/15/21	550	585
1.13%, 2/28/21	450	441
2.00%, 2/28/21	390	394
1.25%, 3/31/21	400	394
2.25%, 3/31/21	350	356
1.38%, 4/30/21	300	296
2.25%, 4/30/21	375	382
3.13%, 5/15/21	475	498
1.38%, 5/31/21	400	395
2.00%, 5/31/21	350	353
1.13%, 6/30/21	350	342
2.13%, 6/30/21	350	355
1.13%, 7/31/21	300	293
2.25%, 7/31/21	475	483
2.13%, 8/15/21	500	506
1.13%, 8/31/21	500	487
2.00%, 8/31/21	250	252
1.13%, 9/30/21	350	341
2.13%, 9/30/21	350	354
1.25%, 10/31/21	350	342
2.00%, 10/31/21	400	403
2.00%, 11/15/21	475	479
1.75%, 11/30/21	600	598
1.88%, 11/30/21	250	251
2.00%, 12/31/21	500	503
2.13%, 12/31/21	475	480
1.50%, 1/31/22	250	246
1.88%, 1/31/22	500	500
2.00%, 2/15/22	425	428
1.75%, 2/28/22	250	249

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.4% – continued
1.88%, 2/28/22	$500	$500
1.75%, 3/31/22	260	259
1.88%, 3/31/22	500	500
1.75%, 4/30/22	450	447
1.88%, 4/30/22	250	250
1.75%, 5/15/22	375	373
1.75%, 5/31/22	400	397
1.88%, 5/31/22	300	300
1.75%, 6/30/22	600	596
1.88%, 7/31/22	400	399
2.00%, 7/31/22	450	452
1.63%, 8/15/22	350	346
1.63%, 8/31/22	350	345
1.88%, 8/31/22	225	224
1.75%, 9/30/22	395	391
1.88%, 9/30/22	300	299
1.88%, 10/31/22	375	374
1.63%, 11/15/22	555	546
2.00%, 11/30/22	300	301
2.13%, 12/31/22	275	277
1.75%, 1/31/23	475	469
2.00%, 2/15/23	475	475
1.50%, 2/28/23	450	439
1.50%, 3/31/23	200	195
1.63%, 4/30/23	450	441
1.75%, 5/15/23	725	714
1.63%, 5/31/23	200	196
1.38%, 6/30/23	350	337
1.25%, 7/31/23	500	478
2.50%, 8/15/23	300	308
1.38%, 8/31/23	250	241
1.38%, 9/30/23	350	337
1.63%, 10/31/23	450	439
2.75%, 11/15/23	600	624
2.13%, 11/30/23	450	451
2.25%, 12/31/23	250	252
2.25%, 1/31/24	400	404
2.75%, 2/15/24	550	571
2.13%, 2/29/24	400	400
2.13%, 3/31/24	250	250
2.00%, 4/30/24	450	447
2.50%, 5/15/24	725	742
2.00%, 5/31/24	400	397

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.2% – continued

U.S. Treasury Notes – 82.4% – continued
2.00%, 6/30/24	$350	$347
2.13%, 7/31/24	350	350
2.38%, 8/15/24	725	735
1.88%, 8/31/24	350	344
2.13%, 9/30/24	300	299
2.25%, 11/15/24	850	854
2.00%, 2/15/25	775	764
2.13%, 5/15/25	900	894
2.00%, 8/15/25	800	786
2.25%, 11/15/25	795	795
1.63%, 2/15/26	800	761
1.63%, 5/15/26	750	711
1.50%, 8/15/26	720	674
2.00%, 11/15/26	750	731
2.25%, 2/15/27	600	596
2.38%, 5/15/27	750	753
2.25%, 8/15/27	500	497
		72,003
Total U.S. Government Obligations
(Cost $86,364)		86,674

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (1)(2)	323,045	$323
Total Investment Companies
(Cost $323)		323

Total Investments – 99.6%
(Cost $86,687)		86,997

Other Assets less Liabilities – 0.4%		359
NET ASSETS – 100.0%		$87,356

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S.TREASURY INDEX FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.7%
Cash Equivalents	0.3

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations (1)	$–	$86,674	$–	$86,674
Investment Companies	323	–	–	323
Total Investments	$323	$86,674	$–	$86,997

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2017 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENT continued

investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2017, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Bond Index Fund as of September 30, 2017.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Bond Index	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Bond Index	$5,680	$(5,680)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2016 through March 31, 2017, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Bond Index	$4,766

U.S. Treasury Index	220

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Bond Index	$ –	$1,412	$ –	$24,273

U.S. Treasury Index	–	39	–	(766)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$ –	$72,010	$1,562

U.S. Treasury Index	–	1,913	385

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$ –	$69,191	$4,697

U.S. Treasury Index	–	1,464	899

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2017, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENT continued

provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.13%	0.15%

U.S. Treasury Index	0.13%	0.15%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2017, the uninvested cash of the Bond Index Fund is invested in the Northern Institutional Funds Government Assets Portfolio and the uninvested cash of the U.S. Treasury Index Fund is invested in the Northern Institutional Funds U.S. Government Portfolio (together with the Northern Institutional Funds Government Assets Portfolio, the “Portfolios”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of each Portfolio’s prospectus) on any assets invested in the Portfolios is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Amounts in thousands	PURCHASES		SALES
	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$446,532	$180,554	$327,640	$198,409

U.S. Treasury Index	14,573	–	36,338	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF INVESTMENTS
Bond Index	$63,897	$(17,908)	$45,989	$2,626,757

U.S. Treasury Index	743	(614)	129	86,868

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	33,011	$348,709	941	$9,966	(25,204)	$(266,479)	8,748	$92,196

U.S. Treasury Index	575	12,386	40	856	(1,636)	(35,179)	(1,021)	(21,937)

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2017 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	84,889	$909,368	2,016	$21,406	(93,362)	$(988,988)	(6,457)	$(58,214)

U.S. Treasury Index	1,970	42,968	105	2,282	(2,570)	(55,790)	(495)	(10,540)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Bond Index	Northern Institutional Funds - Government Assets Portfolio	$62,917	$238,555	$208,506	$ –	$ –	$232	$92,966	92,966
U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio	805	14,248	14,730	–	–	3	323	323

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 85), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.15%	$1,000.00	$1,023.00	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.16%	$1,000.00	$1,015.10	$0.81
Hypothetical	0.16%	$1,000.00	$1,024.27	$0.81

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, fixed income stress reporting programs and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted: that the Bond Index Fund underperformed its Broadridge performance universe average for the one-year and three-year periods ended January 31, 2017 and outperformed for the three- period and that the U.S. Treasury Index Fund outperformed its Broadridge performance universe average for the one-year period and underperformed for the three- and five-year periods. The Trustees also noted that each of the Funds underperformed against its respective benchmark for the one-, three-, and five-year periods ended March 31, 2017. The Trustees also considered the Funds’ three-year performance versus net expenses as compared to their Broadridge peer groups.

The Trustees took into account management’s discussion of the Funds’ performance relative to their peer group and benchmarks. The Trustees also considered the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern affiliated money market fund, and that Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds,

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee for the U.S. Treasury Index Fund was below its Broadridge expense peer group median and that the Bond Index Fund’s net management fee was above its Broadridge expense peer group median. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses and/or waivers was below its respective expense peer group and Broadridge category objective median. The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had waived fees and/or reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Bond Index Fund’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the U.S. Treasury Index Fund. With respect to the Bond Index Fund, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees took into account that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements and/or fee waivers during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not currently have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that the Funds’ net management fees were below or in the range of the median of its expense peer group and that total expenses of each of the Funds after reimbursements/waivers was below the objective median of its respective Broadridge category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

FIXED INCOME INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

27	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

32	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

41	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

61	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

75	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

88	NOTES TO THE FINANCIAL STATEMENTS

96	FUND EXPENSES

98	APPROVAL OF MANAGEMENT AGREEMENT

104	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:
Investments, at value	$106,357	$462,252	$163,526
Investments in affiliates, at value	14,070	11,828	15,390
Interest income receivable	1,069	5,017	1,680
Receivable for securities sold	–	2,498	3,033
Receivable for fund shares sold	167	74	30
Receivable from investment adviser	4	4	5
Prepaid and other assets	6	7	6
Total Assets	121,673	481,680	183,670
LIABILITIES:
Payable for securities purchased	–	7,616	1,499
Payable for when-issued securities	10,449	1,063	1,588
Payable for fund shares redeemed	270	–	5
Distributions payable to shareholders	42	170	84
Payable to affiliates:
Management fees	8	34	13
Custody fees	3	4	3
Shareholder servicing fees	8	18	18
Transfer agent fees	–	1	1
Trustee fees	4	4	4
Accrued other liabilities	22	22	22
Total Liabilities	10,806	8,932	3,237
Net Assets	$110,867	$472,748	$180,433
ANALYSIS OF NET ASSETS:
Capital stock	$108,068	$461,371	$171,372
Accumulated undistributed net investment loss	(10)	(4)	(2)
Accumulated undistributed net realized gain (loss)	(1,342)	(3,947)	(2,116)
Net unrealized appreciation	4,151	15,328	11,179
Net Assets	$110,867	$472,748	$180,433
Shares Outstanding ($.0001 par value, unlimited authorization)	10,390	44,193	15,511
Net Asset Value, Redemption and Offering Price Per Share	$10.67	$10.70	$11.63
Investments, at cost	$102,206	$446,924	$152,347
Investments in affiliates, at cost	14,070	11,828	15,390

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$455,314	$2,491,474	$978,059	$996,246
4,631	290,281	94,198	77,998
6,698	25,763	10,347	11,426
–	12,291	–	16,321
1	1,031	271	1,368
3	24	13	9
5	15	11	6
466,652	2,820,879	1,082,899	1,103,374

–	17,499	17,889	8,554
–	63,947	23,627	41,363
950	699	495	570
250	630	168	429

59	191	74	74
5	8	4	6
6	112	6	18
1	7	2	3
4	14	5	7
24	30	20	22
1,299	83,137	42,290	51,046
$465,353	$2,737,742	$1,040,609	$1,052,328

$485,987	$2,707,673	$1,029,927	$1,032,676
–	(199)	(277)	(256)
(47,274)	(14,515)	1,245	(8,371)
26,640	44,783	9,714	28,279
$465,353	$2,737,742	$1,040,609	$1,052,328
52,741	259,587	100,454	98,496
$8.82	$10.55	$10.36	$10.68
$428,674	$2,446,691	$968,345	$967,967
4,631	290,281	94,198	77,998

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$1,724	$7,107
Dividend income from investments in affiliates	40	62
Total Investment Income	1,764	7,169
EXPENSES:
Management fees	228	1,016
Custody fees	12	31
Transfer agent fees	8	36
Registration fees	8	6
Printing fees	8	8
Professional fees	21	21
Shareholder servicing fees	26	48
Trustee fees	5	5
Other	6	7
Total Expenses	322	1,178
Less expenses reimbursed by investment adviser	(76)	(108)
Net Expenses	246	1,070
Net Investment Income	1,518	6,099
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	397	655
Net changes in unrealized appreciation on:
Investments	895	4,944
Net Gains	1,292	5,599
Net Increase in Net Assets Resulting from Operations	$2,810	$11,698

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,298	$11,223	$34,076	$8,073	$19,000
55	56	978	429	180
3,353	11,279	35,054	8,502	19,180

386	1,831	5,826	2,258	2,300
16	31	150	59	63
14	36	207	79	80
6	13	16	13	12
8	8	29	12	8
21	21	41	21	21
54	15	311	48	52
5	5	19	5	5
6	6	20	6	8
516	1,966	6,619	2,501	2,549
(105)	(57)	(393)	(131)	(135)
411	1,909	6,226	2,370	2,414
2,942	9,370	28,828	6,132	16,766

629	(2,095)	21,288	2,425	6,240

1,698	9,478	18,349	552	7,332
2,327	7,383	39,637	2,977	13,572
$5,269	$16,753	$68,465	$9,109	$30,338

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$1,518	$3,141	$6,099	$12,338
Net realized gains (losses)	397	(897)	655	(1,283)
Net change in unrealized appreciation (depreciation)	895	(3,336)	4,944	(16,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,810	(1,092)	11,698	(5,714)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	6,647	(984)	(3,177)	(15,044)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,647	(984)	(3,177)	(15,044)
DISTRIBUTIONS PAID:
From net investment income	(1,518)	(3,141)	(6,099)	(12,338)
From net realized gains	–	(1,350)	–	(4,730)
Total Distributions Paid	(1,518)	(4,491)	(6,099)	(17,068)
Total Increase (Decrease) in Net Assets	7,939	(6,567)	2,422	(37,826)
NET ASSETS:
Beginning of period	102,928	109,495	470,326	508,152
End of period	$110,867	$102,928	$472,748	$470,326
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2017

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,	SEP 30,	MAR 31,
2017	2017	2017	2017	2017	2017	2017	2017	2017	2017

$2,942	$5,795	$9,370	$21,714	$28,828	$61,415	$6,132	$13,124	$16,766	$33,748
629	(1,367)	(2,095)	(9,446)	21,288	(12,112)	2,425	448	6,240	(7,235)
1,698	(6,792)	9,478	(18,226)	18,349	(76,755)	552	(14,773)	7,332	(32,918)
5,269	(2,364)	16,753	(5,958)	68,465	(27,452)	9,109	(1,201)	30,338	(6,405)

250	(1,657)	(18,866)	(71,396)	(54,464)	(273,666)	(9,618)	(97,190)	(38,500)	53,760
250	(1,657)	(18,866)	(71,396)	(54,464)	(273,666)	(9,618)	(97,190)	(38,500)	53,760

(2,943)	(5,795)	(9,369)	(21,715)	(28,828)	(61,415)	(6,132)	(13,132)	(16,766)	(33,748)
–	(2,068)	–	–	–	(45,383)	–	(1,776)	–	(1,079)
(2,943)	(7,863)	(9,369)	(21,715)	(28,828)	(106,798)	(6,132)	(14,908)	(16,766)	(34,827)
2,576	(11,884)	(11,482)	(99,069)	(14,827)	(407,916)	(6,641)	(113,299)	(24,928)	12,528

177,857	189,741	476,835	575,904	2,752,569	3,160,485	1,047,250	1,160,549	1,077,256	1,064,728
$180,433	$177,857	$465,353	$476,835	$2,737,742	$2,752,569	$1,040,609	$1,047,250	$1,052,328	$1,077,256
$(2)	$(1)	$–	$(1)	$(199)	$(199)	$(277)	$(277)	$(256)	$(256)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.54		$10.96		$10.93	$10.66		$11.03		$10.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.29		0.34	0.36		0.36		0.35
Net realized and unrealized gains (losses)	0.13		(0.30)		0.09	0.30		(0.33)		0.26
Total from Investment Operations	0.29		(0.01)		0.43	0.66		0.03		0.61
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.29)		(0.34)	(0.36)		(0.36)		(0.35)
From net realized gains	–		(0.12)		(0.06)	(0.03)		(0.04)		(0.14)
Total Distributions Paid	(0.16)		(0.41)		(0.40)	(0.39)		(0.40)		(0.49)
Net Asset Value, End of Period	$10.67		$10.54		$10.96	$10.93		$10.66		$11.03
Total Return(1)	2.79%		(0.17)%		4.06%	6.26%		0.41%		5.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$110,867		$102,928		$109,495	$90,046		$78,914		$120,839
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.61%		0.62%		0.59%	0.70%		0.96%		0.93%
Net investment income, net of reimbursements and credits	2.86	%(3)	2.65	%(3)	3.17%	3.32	%(3)	3.38	%(3)	3.16	%(3)
Net investment income, before reimbursements and credits	2.71%		2.49%		3.04%	3.08%		2.87%		2.68%
Portfolio Turnover Rate	33.99%		83.45%		60.73%	85.31%		30.69%		34.54%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $16,000, which represents less than 0.02 percent of average net assets for the fiscal year ended March 31, 2017, and less than $1,000, which represents less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2015 and 2014, and approximately $2,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.57		$11.03		$10.90	$10.57		$10.84		$10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.26		0.28	0.28		0.30		0.32
Net realized and unrealized gains (losses)	0.13		(0.36)		0.15	0.33		(0.25)		0.23
Total from Investment Operations	0.27		(0.10)		0.43	0.61		0.05		0.55
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.26)		(0.28)	(0.28)		(0.30)		(0.33)
From net realized gains	–		(0.10)		(0.02)	–		(0.02)		(0.12)
Total Distributions Paid	(0.14)		(0.36)		(0.30)	(0.28)		(0.32)		(0.45)
Net Asset Value, End of Period	$10.70		$10.57		$11.03	$10.90		$10.57		$10.84
Total Return(1)	2.54%		(0.87)%		4.03%	5.84%		0.54%		5.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$472,748		$470,326		$508,152	$476,061		$359,151		$411,822
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.50%		0.51%		0.50%	0.58%		0.86%		0.86%
Net investment income, net of reimbursements and credits	2.58	%(3)	2.42	%(3)	2.59%	2.61	%(3)	2.90	%(3)	2.92	%(3)
Net investment income, before reimbursements and credits	2.53%		2.36%		2.54%	2.48%		2.49%		2.51%
Portfolio Turnover Rate	21.30%		64.62%		81.80%	106.30%		98.76%		55.59%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $28,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000 and $6,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$11.48		$12.06		$11.86	$11.26		$11.78		$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.35		0.38	0.38		0.40		0.35
Net realized and unrealized gains (losses)	0.15		(0.45)		0.20	0.60		(0.31)		0.53
Total from Investment Operations	0.34		(0.10)		0.58	0.98		0.09		0.88
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.35)		(0.38)	(0.38)		(0.40)		(0.35)
From net realized gains	–		(0.13)		–	–		(0.21)		(0.32)
Total Distributions Paid	(0.19)		(0.48)		(0.38)	(0.38)		(0.61)		(0.67)
Net Asset Value, End of Period	$11.63		$11.48		$12.06	$11.86		$11.26		$11.78
Total Return(1)	2.98%		(0.83)%		4.97%	8.84%		0.97%		7.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$180,433		$177,857		$189,741	$145,831		$119,640		$164,113
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.57%		0.61%		0.60%	0.71%		0.99%		0.97%
Net investment income, net of reimbursements and credits	3.27	%(3)	2.95	%(3)	3.18%	3.29	%(3)	3.55	%(3)	2.93	%(3)
Net investment income, before reimbursements and credits	3.16%		2.80%		3.04%	3.04%		3.01%		2.41%
Portfolio Turnover Rate	30.02%		97.34%		131.91%	194.12%		150.19%		145.22%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, which represents approximately 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $16,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000 and $6,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014, and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$8.69		$9.02		$8.93	$8.49		$9.04		$8.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.32		0.33	0.38		0.40		0.40
Net realized and unrealized gains (losses)	0.13		(0.33)		0.09	0.44		(0.55)		0.38
Total from Investment Operations	0.31		(0.01)		0.42	0.82		(0.15)		0.78
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.32)		(0.33)	(0.38)		(0.40)		(0.40)
Total Distributions Paid	(0.18)		(0.32)		(0.33)	(0.38)		(0.40)		(0.40)
Net Asset Value, End of Period	$8.82		$8.69		$9.02	$8.93		$8.49		$9.04
Total Return(1)	3.51%		(0.10)%		4.80%	9.79%		(1.51)%		9.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$465,353		$476,835		$575,904	$336,608		$240,728		$327,321
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.80	%(3)	0.80	%(3)	0.80%	0.80	%(3)	0.80	%(3)	0.80	%(3)
Expenses, before reimbursements and credits	0.83%		0.82%		0.83%	0.89%		0.98%		0.97%
Net investment income, net of reimbursements and credits	3.95	%(3)	3.60	%(3)	3.67%	4.29	%(3)	4.73	%(3)	4.42	%(3)
Net investment income, before reimbursements and credits	3.92%		3.58%		3.64%	4.20%		4.55%		4.25%
Portfolio Turnover Rate	4.21%		39.67%		7.20%	8.16%		10.66%		6.29%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $42,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2017, less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000 and $2,000, which represent less than 0.005 percent of average net assets for each of the fiscal years ended March 31, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.40		$10.82		$10.71	$10.44		$10.70		$10.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.21		0.22	0.21		0.23		0.23
Net realized and unrealized gains (losses)	0.15		(0.26)		0.15	0.30		(0.21)		0.23
Total from Investment Operations	0.26		(0.05)		0.37	0.51		0.02		0.46
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.21)		(0.22)	(0.21)		(0.23)		(0.23)
From net realized gains	–		(0.16)		(0.04)	(0.03)		(0.05)		(0.22)
Total Distributions Paid	(0.11)		(0.37)		(0.26)	(0.24)		(0.28)		(0.45)
Net Asset Value, End of Period	$10.55		$10.40		$10.82	$10.71		$10.44		$10.70
Total Return(1)	2.51%		(0.48)%		3.54%	4.90%		0.26%		4.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,737,742		$2,752,569		$3,160,485	$3,142,905		$2,369,509		$2,537,342
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.44	%(3)	0.43	%(3)
Expenses, before reimbursements and credits	0.48%		0.49%		0.49%	0.57%		0.85%		0.86%
Net investment income, net of reimbursements and credits	2.09	%(3)	1.94	%(3)	2.04%	1.95	%(3)	2.27	%(3)	2.10	%(3)
Net investment income, before reimbursements and credits	2.06%		1.90%		2.00%	1.83%		1.86%		1.67%
Portfolio Turnover Rate	79.35%		106.67%		127.92%	128.42%		107.28%		109.82%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $106,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $261,000, $6,000, $38,000, and $170,000, which represent less than 0.01, 0.005, 0.005, and 0.01 percent of average net assets for each of the fiscal years ended March 31, 2017, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.33		$10.48		$10.46	$10.46		$10.58		$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.12		0.12	0.14		0.15		0.17
Net realized and unrealized gains (losses)	0.03		(0.13)		0.02	–		(0.12)		(0.03)
Total from Investment Operations	0.09		(0.01)		0.14	0.14		0.03		0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.12)		(0.12)	(0.14)		(0.15)		(0.19)
From net realized gains	–		(0.02)		– (1)	–		–	(1)	(0.02)
Total Distributions Paid	(0.06)		(0.14)		(0.12)	(0.14)		(0.15)		(0.21)
Net Asset Value, End of Period	$10.36		$10.33		$10.48	$10.46		$10.46		$10.58
Total Return(2)	0.88%		(0.10)%		1.41%	1.33%		0.33%		1.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,040,609		$1,047,250		$1,160,549	$1,392,725		$1,329,074		$1,178,323
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45%	0.45	%(4)	0.45	%(4)	0.45	%(4)
Expenses, before reimbursements and credits	0.48%		0.48%		0.48%	0.55%		0.79%		0.79%
Net investment income, net of reimbursements and credits	1.17	%(4)	1.18	%(4)	1.18%	1.32	%(4)	1.45	%(4)	1.58	%(4)
Net investment income, before reimbursements and credits	1.14%		1.15%		1.15%	1.22%		1.11%		1.24%
Portfolio Turnover Rate	27.25%		21.23%		20.01%	23.13%		20.44%		16.14%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $62,000 which represents approximately 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $46,000, $1,000, $13,000, and $28,000 which represent less than 0.01, 0.005, 0.005 and 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2015, 2014, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015		FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.55		$10.89		$10.80	$10.44		$10.95		$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.31		0.36	0.38		0.38		0.32
Net realized and unrealized gains (losses)	0.13		(0.33)		0.09	0.36		(0.37)		0.31
Total from Investment Operations	0.30		(0.02)		0.45	0.74		0.01		0.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.31)		(0.36)	(0.38)		(0.38)		(0.32)
From net realized gains	–		(0.01)		–	–		(0.14)		(0.28)
Total Distributions Paid	(0.17)		(0.32)		(0.36)	(0.38)		(0.52)		(0.60)
Net Asset Value, End of Period	$10.68		$10.55		$10.89	$10.80		$10.44		$10.95
Total Return(1)	2.83%		(0.16)%		4.29%	7.16%		0.30%		5.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,052,328		$1,077,256		$1,064,728	$864,091		$746,780		$1,174,598
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)
Expenses, before reimbursements and credits	0.48%		0.48%		0.48%	0.58%		0.86%		0.85%
Net investment income, net of reimbursements and credits	3.14	%(3)	2.91	%(3)	3.37%	3.53	%(3)	3.62	%(3)	2.85	%(3)
Net investment income, before reimbursements and credits	3.11%		2.88%		3.34%	3.40%		3.21%		2.45%
Portfolio Turnover Rate	53.22%		99.52%		111.59%	164.86%		129.73%		167.86%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $32,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, approximately $103,000, $1,000, $13,000 and $63,000, which represent less than 0.01,0.005, 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2017, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8%

Arizona – 93.8%

Arizona Board of Regents State University System Revenue Bonds, Series D, 5.00%, 7/1/26	$500	$606

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/35	1,000	1,165
5.00%, 7/1/41	1,000	1,150

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/28	1,860	2,229

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	500	533

Arizona Board of Regents University System Revenue Refunding Bonds, 5.00%, 6/1/33	3,710	4,385

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18 (1)	2,000	2,079

Buckeye Unified School District No.201 G.O. Unlimited Refunding & School Improvement Bonds (BAM Insured), 5.00%, 7/1/36	900	1,045

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured), 5.00%, 7/1/22	1,345	1,438

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,075

Glendale Water & Sewer Revenue Bonds, Subordinate Lien (AGM Insured), Prerefunded, 5.00%, 1/1/18 (1)	2,000	2,021

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Prerefunded, 6.00%, 7/1/18 (1)	1,000	1,038

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,119

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 93.8% – continued

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, Prerefunded, 5.00%, 8/1/18 (1)	$2,000	$2,068
5.25%, 8/1/18 (1)	1,005	1,041

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, Prerefunded, 5.25%, 7/1/18 (1)	1,970	2,034

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded, 4.50%, 7/1/19 (1)	1,190	1,262

Maricopa County Elementary School District No. 14 Creighton G.O. Unlimited Bonds, Series A, School Improvement Project of 2016 (BAM Insured), 5.00%, 7/1/28	600	728

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 5.25%, 7/1/28 (2)	940	1,119
5.50%, 7/1/29 (2)	485	587
5.50%, 7/1/30 (2)	375	453

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	232

Maricopa County IDA Revenue Bonds, Series A, 1/1/41 (3)	2,500	2,578
1/1/41 (3)	1,735	1,997

Maricopa County IDA Revenue Bonds, Series C, 10/18/24 (4)(5)	4,945	5,882

Maricopa County IDA Revenue Refunding Bonds, Series A, Banner Health Obligation Group, 5.00%, 1/1/38	1,000	1,155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 93.8% – continued

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project, 5.00%, 7/1/26	$2,250	$2,763
5.00%, 7/1/29	1,000	1,223

Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A, 5.00%, 7/1/25	1,000	1,213

Maricopa County Unified School District No. 11 Peorias G.O. Unlimited Bonds, School Improvement Project, 5.00%, 7/1/28	410	504

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,031

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	1,700	1,917

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	180

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,129

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series B, School Improvement Project of 2015, 4.00%, 7/1/35	3,445	3,725

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds, 5.00%, 7/1/26	400	477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 93.8% – continued

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014, 2.25%, 7/1/26	$800	$814

Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series A, School Improvement Project of 2015, 3.00%, 7/1/24	250	267

Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series B, School Improvement Project, 5.00%, 7/1/29	1,440	1,760

Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/29	2,000	2,250

Mesa G.O. Limited Refunding Bonds, Series A, 4.00%, 7/1/27	1,000	1,157

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,180

Mesa Utility System Revenue Bonds, 3.25%, 7/1/40	5,000	4,908

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured), 5.50%, 7/1/21	1,000	1,078
5.00%, 7/1/23	1,000	1,069

Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A, 5.00%, 7/1/28	1,125	1,352

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,748
5.50%, 7/1/21	1,080	1,117

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	1,000	1,157

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 93.8% – continued

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded, 5.00%, 7/1/19 (1)	$530	$567

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, 5.00%, 7/1/30	1,200	1,447

Pima County Sewer Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/21 (1)	1,000	1,137

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,181

Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded, 5.00%, 7/1/20 (1)	1,350	1,491

Pima County Street & Highway Revenue Bonds, Prerefunded, 4.00%, 7/1/19 (1)	1,970	2,070

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	1,005	1,176

Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured), 5.00%, 7/1/27	250	302
5.00%, 7/1/28	175	210

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,149

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,019

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/39	1,225	1,282

Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/25	1,000	1,207
5.00%, 7/1/27	2,290	2,808

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 93.8% – continued

5.00%, 7/1/31	$1,285	$1,521

Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured), 3.13%, 7/1/38	755	746

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,265

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured), 5.00%, 12/1/23	1,135	1,139

Tucson COPS (AGC Insured), Prerefunded, 5.00%, 7/1/19 (1)	2,000	2,139

Tucson Water System Revenue Bonds, Prerefunded, 5.00%, 7/1/21 (1)	1,825	2,077
		103,971
Total Municipal Bonds
(Cost $99,819)		103,971

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 12.7%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (6)(7)	14,070,287	$14,070
Total Investment Companies
(Cost $14,070)		14,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.1%

Maricopa County Community College District G.O. Unlimited Bonds, 3.00%, 7/1/18	$2,350	$2,386
Total Short-Term Investments
(Cost $2,387)		2,386

Total Investments – 108.6%
(Cost $116,276)		120,427

Liabilities less Other Assets – (8.6%)		(9,560)
NET ASSETS – 100.0%		$110,867

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and will be going forward.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2017. Maturity date represents the puttable date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.7%
AA	73.5
A	10.1
Cash Equivalents	11.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	8.9%
Financials	11.7
General	10.6
Higher Education	8.8
Medical	9.6
School District	23.5
Utilities	5.0
Water	11.6
All other sectors less than 5%	10.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$103,971	$–	$103,971
Investment Companies	14,070	–	–	14,070
Short-Term Investments	–	2,386	–	2,386
Total Investments	$14,070	$106,357	$–	$120,427

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

IDA - Industrial Development Authority

NATL - National Public Finance Guarantee Corporation

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8%

California – 97.8%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$955

Antelope Valley-East Kern Water Agency Water Revenue Refunding Bonds, 5.00%, 6/1/27	500	617
5.00%, 6/1/28	565	689

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E, 2.00%, 4/1/21 (1)(2)	565	575

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.90%, 4/1/19 (1)(2)	425	428

Butte-Glenn Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	500	587

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, 4.00%, 12/1/34	1,795	1,930

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,322

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O, 5.00%, 5/1/22	785	917

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/19	5,000	5,356

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	1,250	1,512
5.30%, 11/1/40	8,500	9,534

California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded, 5.40%, 6/1/26	2,220	2,237

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured), 4.80%, 2/1/19	85	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/25	$5,000	$6,127
5.00%, 8/1/28	4,000	4,954

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/27	5,000	6,156
5.00%, 8/1/28	7,000	8,553

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	1,000	1,204

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/23	3,375	4,025

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	3,500	4,264

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/32	1,200	1,409

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/27	250	303

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 2.00%, 10/1/25 (1)(2)	1,000	984

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/35	2,500	2,925

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Academy Motion Picture Arts, 5.00%, 11/1/34	1,290	1,498

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric, 1.80%, 6/1/22 (1)(2)	2,000	2,008

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, The Salvation Army Western, 5.00%, 9/1/28	$575	$691
5.00%, 9/1/29	1,000	1,193

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.30%, 12/1/20	1,000	1,097

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded, 6.40%, 11/1/19 (3)	2,500	2,779

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/32	1,000	1,195

California State University Systemwide Revenue Refunding Bonds, Series B-3, 4.00%, 11/1/23 (1)(2)	5,750	6,483

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,091
5.50%, 4/1/19	1,000	1,068
5.00%, 9/1/19	4,720	5,079
5.00%, 10/1/19	2,990	3,227
5.00%, 9/1/20	1,690	1,879
5.00%, 10/1/20	6,000	6,690
5.50%, 4/1/21	2,000	2,133
5.00%, 10/1/22	500	586
4.00%, 5/1/23	1,485	1,680
5.00%, 10/1/23	500	597
5.00%, 12/1/23	5,000	5,992
5.00%, 5/1/24	1,450	1,748
5.00%, 11/1/28	4,000	4,968
5.25%, 3/1/30	1,500	1,645
6.50%, 4/1/33	5,260	5,688

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	1,500	1,765
5.00%, 12/1/23	2,450	2,936
5.00%, 10/1/26	2,750	3,327
5.00%, 11/1/28	1,000	1,242

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/27	$1,000	$1,200

Carlsbad Unified School District G.O. Unlimited CABS, 0.00%, 5/1/19 (4)	1,250	1,227

Carlsbad Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/25	725	898

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.80%, 8/1/23 (3)	1,000	1,241

Chabot-Las Positas Community College District, G.O. Unlimited Bonds, Series A, Election of 2016, 8/1/42 (5)	1,000	1,058

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	1,745	2,042
5.00%, 6/1/30	3,000	3,767

Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded, 5.00%, 7/1/18 (3)	2,000	2,062

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/23 (4)	9,940	8,911

El Dorado Irrigation District COPS, Series A (AGC Insured), 4.00%, 8/1/18	1,915	1,965

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20 (4)	2,150	2,089

Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	2,250	2,723

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (3)	$1,500	$1,739

Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016, 4.00%, 8/1/42	2,000	2,108

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F, 5.00%, 6/1/27	1,100	1,335

Long Beach Harbor Revenue Bonds, Series A (AMT), 5.00%, 5/15/30	1,300	1,561

Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded, 5.00%, 8/1/19 (3)	1,005	1,080

Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance, 5.00%, 8/1/20	70	75

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/25	5,600	6,825

Los Angeles County Metropolitan Transportation Authority Sales TRB, Series A, 5.00%, 7/1/29	2,250	2,790

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/24	945	1,099

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	5,000	5,978

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/28	1,145	1,380
5.00%, 12/1/29	2,630	3,144
5.00%, 12/1/31	2,000	2,381

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Los Angeles County TRANS, 5.00%, 6/29/18	$3,475	$3,581

Los Angeles Department of Airports Revenue Bonds, Series D (AMT), 5.00%, 5/15/23	3,625	4,282

Los Angeles Department of Airports Senior Revenue Bonds, Series B, 5.00%, 5/15/27	640	774
5.00%, 5/15/28	600	720

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/22	1,395	1,533
5.30%, 5/15/29	5,000	5,521
5.00%, 5/15/40	3,500	3,821

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1, 5.30%, 7/1/38	2,825	2,915

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/30	500	600

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/27	5,000	6,132
5.00%, 7/1/36	5,000	5,842

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,601

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/26	2,750	3,447

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/23	2,500	2,993

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity, 6.00%, 6/1/21	1,185	1,394

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 6/1/23	$1,935	$2,251

Marin County COPS, Prerefunded, 3.00%, 8/1/20 (3)	1,595	1,681
4.00%, 8/1/20 (3)	1,140	1,233

Marin Healthcare District G.O. Unlimited, Series A, Election of 2013, 4.00%, 8/1/47	2,000	2,103

Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A, 2.30%, 7/1/24	960	996

Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/27	9,050	9,396

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (3)	2,000	2,317

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,295

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A, 5.00%, 10/1/26	1,490	1,793
5.00%, 10/1/27	1,130	1,343
5.00%, 10/1/28	2,770	3,263

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/20	1,000	1,113
5.00%, 9/1/22	1,445	1,692

Mojave Water Agency COPS, Series A, Prerefunded, 5.00%, 6/1/19 (3)	665	710

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/27	1,000	1,215
5.00%, 10/1/28	670	805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Mount San Antonio Community College District G.O. Unlimited Capital Appreciation BANS, 0.00%, 4/1/22 (4)	$5,000	$4,690

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/23	1,200	1,422
5.00%, 8/1/25	1,690	2,016

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured), 5.00%, 8/1/33	1,185	1,393

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/25	2,360	2,795
5.00%, 8/1/26	2,145	2,537
5.00%, 8/1/31	3,620	4,308

Newport Mesa Unified School District G.O. Unlimited CABS Refunding Bonds, 0.00%, 8/1/39 (4)	2,500	1,097

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,546

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	1,600	1,834
5.00%, 8/1/22	750	881
5.00%, 8/1/24	600	733

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/31	2,105	2,546

Ohlone Community College District G.O. Unlimited Bonds, Series C, 4.00%, 8/1/33	1,080	1,173

Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes, 5.00%, 8/15/20	1,000	1,111

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 2.00%, 8/1/27	$1,970	$1,950

Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 11/1/25	780	970

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	1,000	1,227

Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008, 0.00%, 8/1/20 (4)	3,280	3,155

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	154
5.00%, 7/1/29	1,000	1,029

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building, 5.30%, 11/1/24	800	967

Riverside County Transportation Commission Revenue Refunding Bonds, Series A, 3.00%, 6/1/26	5,500	5,885

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.30%, 6/1/24	615	731

Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District, 5.00%, 10/1/35	1,000	1,178

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,649

Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded, 5.00%, 8/15/18 (3)	1,165	1,208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance, 5.00%, 8/15/19	$610	$632
5.00%, 8/15/25	1,225	1,269

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,170

San Diego Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	3,090	3,851

San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/1/26	400	485
5.00%, 7/1/29	2,000	2,408

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 5.00%, 10/15/30	1,040	1,238

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,199
4.30%, 3/1/20	1,130	1,216

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 4.00%, 5/15/19 (3)	1,495	1,568

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, 5.00%, 5/15/27	2,000	2,451

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded, 5.00%, 5/15/19 (3)	5,000	5,331

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, Escrowed to Maturity, 4.00%, 2/1/19	3,615	3,761

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	$1,500	$1,934

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	2,365	2,879

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 2.00%, 4/1/24 (1)(2)	7,620	7,622

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (3)	2,000	2,122
5.13%, 4/1/19 (3)	1,000	1,063

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (1)(2)	10,000	10,502

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B, 2.85%, 4/1/25 (1)(2)	5,800	6,099

San Francisco Bay Area Toll Bridge Authority Subordinate Revenue Bonds, 5.00%, 4/1/26	1,000	1,236
5.00%, 4/1/27	1,000	1,248

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,256

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured), 4.00%, 5/1/18	1,875	1,909

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP, 5.00%, 11/1/20	1,000	1,120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/1/36	$1,000	$1,071

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	2,885

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/26	1,055	1,257

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.80%, 3/1/21 (3)	2,000	2,313

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,142

San Mateo County Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series A, Youth Services Campus, 5.00%, 7/15/27	2,335	2,909

San Mateo Sewer Revenue Bonds, Series A, 5.00%, 8/1/23	1,140	1,367

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,074

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 4.50%, 7/1/32	2,000	2,155

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	1,500	1,653
5.00%, 7/1/30	4,040	4,446
5.00%, 7/1/34	1,000	1,097

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (3)	2,000	2,363

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured), 5.30%, 8/15/18	$2,500	$2,509

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project, 5.30%, 7/1/27	1,000	1,144

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1, 5.00%, 7/1/24	1,240	1,347

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	4,700	5,183
5.00%, 7/1/30	2,500	2,747

Tracy Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	745	929

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/28	625	736

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/36	5,695	6,590

University of California Limited Project Revenue Refunding Bonds, Series I, 5.00%, 5/15/27	2,000	2,446

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,199

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/24	2,000	2,441

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (3)	1,000	1,039

Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/18 (4)	1,635	1,620

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.8% – continued

California – 97.8% – continued

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	$1,060	$1,272

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	1,645	1,764

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, 5.00%, 9/1/25	500	613
5.00%, 9/1/26	1,000	1,214
		462,252
Total Municipal Bonds
(Cost $446,924)		462,252

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (6)(7)	11,827,857	$11,828
Total Investment Companies
(Cost $11,828)		11,828

Total Investments – 100.3%
(Cost $458,752)		474,080

Liabilities less Other Assets – (0.3%)		(1,332)
NET ASSETS – 100.0%		$472,748

(1)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	85.2
A	8.3
A1+ (Short Term)	0.8
BBB	0.3
Cash Equivalents	2.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.1%
General	10.4
General Obligation	29.8
Higher Education	5.4
Power	5.5
School District	14.1
Transportation	7.9
Water	11.3
All other sectors less than 5%	10.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$462,252	$–	$462,252
Investment Companies	11,828	–	–	11,828
Total Investments	$11,828	$462,252	$–	$474,080

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7%

California – 90.7%

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded, 5.50%, 8/1/19 (1)	$1,000	$1,083

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), 5.25%, 8/1/44	1,500	1,781

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18 (1)	3,595	3,729

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,560
5.00%, 8/1/25	2,500	3,064
5.00%, 8/1/28	1,000	1,238

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/28	2,000	2,444

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	2,500	3,010

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	500	609

California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente, 5.00%, 11/1/47	1,000	1,284

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded, 6.00%, 4/1/19 (1)	1,400	1,506

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/32	1,000	1,195

California State University Systemwide Revenue Refunding Bonds, Series A, 5.00%, 11/1/30	3,700	4,514

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	5,575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7% – continued

California – 90.7% – continued
5.25%, 3/1/30	$3,500	$3,838
5.50%, 3/1/40	2,865	3,154

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/28	2,500	3,105
4.00%, 9/1/32	1,750	1,905

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.75%, 8/1/23 (1)	570	708
6.00%, 8/1/23 (1)	1,000	1,255

Chabot-Las Positas Community College District, G.O. Unlimited Bonds, Series A, Election of 2016, 8/1/42 (2)	500	529

Clovis Unified School District G.O. Unlimited Refunding CABS, 8/1/34 (2)	1,930	1,050

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded, 5.50%, 8/1/19 (1)	500	542

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (1)	3,500	4,059

Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016, 4.00%, 8/1/42	3,000	3,162

Long Beach Harbor Revenue Bonds, Series A (AMT), 5.00%, 5/15/31	1,200	1,431

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 4.00%, 8/1/35	2,590	2,788

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	1,665	1,991
4.00%, 12/1/34	1,500	1,596
4.00%, 12/1/36	1,500	1,582

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7% – continued

California – 90.7% – continued

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/30	$2,000	$2,380

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.00%, 5/15/40	1,500	1,638

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series A, 5.00%, 7/1/34	1,000	1,195

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/36	2,375	2,775

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	10	10

Los Angeles Harbor Department Revenue Refunding Bonds, Series B, 4.00%, 8/1/35	1,000	1,069

Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds, 5.00%, 6/1/28	1,465	1,776

Marin County COPS, Prerefunded, 4.25%, 8/1/20 (1)	1,575	1,716

Marin Healthcare District G.O. Unlimited, Series A, Election of 2013, 4.00%, 8/1/47	1,000	1,052

Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/27	1,500	1,557

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (1)	600	695
5.50%, 9/1/21 (1)	2,500	2,920

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	1,500	1,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7% – continued

California – 90.7% – continued

Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded, 6.00%, 4/1/19 (1)	$590	$635

Modesto Irrigation District Capital Improvements COPS, Series A, Unrefunded Balance, 6.00%, 10/1/39	1,410	1,509

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured), 5.00%, 8/1/31	755	899

Newport Mesa Unified School District G.O. Unlimited CABS Refunding Bonds, 0.00%, 8/1/40 (3)	4,000	1,679

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 0.00%, 8/1/33 (3)	10,000	6,077

Ohlone Community College District G.O. Unlimited Bonds, Series C, 4.00%, 8/1/35	1,360	1,463

Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006, 5.25%, 8/1/45	2,000	2,411

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), 1.73%, 8/1/38(4)	5,000	6,106

Pomona Revenue Refunding Bonds, Water Facilities Project, 5.00%, 5/1/30	600	733

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009, 5.50%, 8/1/30	1,605	1,737

Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District, 5.00%, 10/1/35	1,420	1,673

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	64

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7% – continued

California – 90.7% – continued

San Diego County Water Authority COPS, Series 2008A (AGM Insured), Prerefunded, 5.00%, 5/1/18 (1)	$2,000	$2,049

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded, 5.00%, 5/15/19 (1)	1,500	1,599

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 5.00%, 8/1/28	1,000	1,217

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 2.00%, 4/1/24 (5)(6)	1,500	1,500

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (1)	3,650	3,873
5.13%, 4/1/19 (1)	1,500	1,594

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (5)(6)	4,500	4,726

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B, 2.85%, 4/1/25 (5)(6)	1,500	1,577

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/1/36	4,000	4,283

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.25%, 3/1/21 (1)	2,075	2,365

San Joaquin County Transportation Authority Measure K Revenue Refunding Bonds, 5.00%, 3/1/31	1,650	2,005

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,408

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (1)	2,025	2,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 90.7% – continued

California – 90.7% – continued

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18 (1)	$2,520	$2,619

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/33	1,015	1,196

University of California General Revenue Bonds, Series AF, 5.00%, 5/15/36	2,000	2,314

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,500	2,587

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/30	1,000	1,190
5.00%, 7/1/32	595	701

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (1)	4,065	4,225

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	2,000	2,144

Westlands Water District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/30	1,085	1,305
		163,526
Total Municipal Bonds
(Cost $152,347)		163,526

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.5%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (7)(8)	15,390,090	$15,390
Total Investment Companies
(Cost $15,390)		15,390

Total Investments – 99.2%
(Cost $167,737)		178,916

Other Assets less Liabilities – 0.8%		1,517
NET ASSETS – 100.0%		$180,433

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(3)	Zero coupon bond.
(4)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(6)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	78.2
A	9.9
Not Rated	0.4
Cash Equivalents	8.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	8.6%
General	11.8
General Obligations	32.5
School District	13.5
Transportation	8.8
Water	11.7
All other sectors less than 5%	13.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$163,526	$–	$163,526
Investment Companies	15,390	–	–	15,390
Total Investments	$15,390	$163,526	$–	$178,916

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.
At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7%

Alabama – 1.2%

Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded, 6.00%, 10/1/20 (1)	$5,000	$5,705

Arizona – 2.6%

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools, 5.00%, 2/15/36	1,400	1,508
5.00%, 2/15/46	3,500	3,742

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde, 6.25%, 1/1/38	4,000	4,374

Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies, 5.00%, 7/1/41	1,200	1,282
5.00%, 7/1/46	1,300	1,377
		12,283

California – 13.5%

California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/37	500	548
5.00%, 10/15/47	1,000	1,077

California PFA University Housing Revenue Bonds, NCCD - Claremont Properties LLC, 5.00%, 7/1/37	1,025	1,114
5.00%, 7/1/47	1,000	1,075

California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded, 5.50%, 2/1/19 (1)	4,000	4,239

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University, 5.00%, 11/1/46	3,000	3,165

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded, 6.13%, 6/1/20 (1)	2,000	2,268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

California – 13.5% – continued
6.25%, 6/1/20 (1)	$1,000	$1,137

California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Community Medical Center, 5.00%, 2/1/36	1,000	1,135
5.00%, 2/1/37	1,000	1,131
5.00%, 2/1/42	1,000	1,117

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46 (2)(3)	5,250	5,710

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded, 7.25%, 11/1/21 (1)	2,000	2,474

California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center, 5.25%, 12/1/34	1,000	1,110
5.25%, 12/1/44	3,500	3,820

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,047

California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University, 5.00%, 11/1/32	500	553
5.00%, 11/1/41	1,000	1,078

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.13%, 6/1/47	4,000	3,937

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Unrefunded Balance, 5.75%, 6/1/47	4,705	4,715

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

California – 13.5% – continued

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	$5,000	$5,781

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,378

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1, 5.00%, 6/1/37	6,000	6,016
5.13%, 6/1/46	2,000	2,003
		62,628

Colorado – 2.5%

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/47	1,000	1,107
5.00%, 12/31/51	1,000	1,099

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	4,000	4,322

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,000	2,010

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,299
		11,837

Connecticut – 1.3%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,377
5.38%, 7/1/31	1,250	1,385

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Quinnipiac University, 5.00%, 7/1/36	3,000	3,411
		6,173

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Delaware – 0.5%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	$2,000	$2,166

District of Columbia – 1.9%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,810

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project, 5.00%, 10/1/53	3,000	3,194
		9,004

Florida – 3.9%

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,215	3,377

Citizens Property Insurance Corp. Revenue Bonds, Series A1, 5.00%, 6/1/25	5,000	5,937

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/40	1,500	1,679
5.00%, 10/1/44	1,500	1,680

Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/1/40	5,000	5,617

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (4)(5)	143	49
		18,339

Georgia – 2.3%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1, Georgia Proton Treatment Center, 6.75%, 1/1/35	5,000	5,114

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

.	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Georgia – 2.3% continued

Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded, 6.25%, 11/1/19 (1)	$5,000	$5,532
		10,646

Illinois – 7.0%

Chicago Board of Education Dedicated Capital Improvement Special Tax Obligation Revenue Bonds, 6.00%, 4/1/46	4,000	4,706

Chicago Waterworks Revenue Bonds, Second Lien, 5.00%, 11/1/29	5,000	5,777

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded, 7.75%, 8/15/19 (1)	35	39
7.75%, 8/15/19 (1)	3,465	3,890

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded, 6.88%, 8/15/19 (1)	1,000	1,107
7.00%, 8/15/19 (1)	1,000	1,109

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University, 5.00%, 8/1/42	1,100	1,194

Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/36	5,000	5,544

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B, 5.00%, 1/1/41	5,000	5,682

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,135
6.00%, 6/1/28	2,000	2,262
		32,445

Indiana – 1.9%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,376
6.38%, 9/15/41	2,000	2,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Indiana – 1.9% continued

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded, 8.00%, 9/1/21 (1)	$2,500	$3,132
		8,708

Kentucky – 1.2%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,797

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/1/50	2,500	2,703
		5,500

Louisiana – 9.4%

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded, 5.00%, 5/15/26 (1)	50	62

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance, 5.00%, 5/15/47	4,950	5,475

Louisiana State Gasoline & Fuels TRB, Series B, Second Lien, Prerefunded, 5.00%, 5/1/20 (1)	5,000	5,494

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,256

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, Prerefunded, 5.88%, 10/1/20 (1)	3,000	3,412

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,254

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Louisiana – 9.4% – continued

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	$1,250	$1,354

Louisiana State Public Facilities Authority Revenue Bonds, Provident Group-Flagship Property, Louisiana State University Nicholson Gateway Project Series 2016A, 5.00%, 7/1/46	3,500	3,848

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System, 5.00%, 11/1/41	5,000	5,360

New Orleans Aviation Board Revenue Bonds, Series A, 5.00%, 1/1/40	1,500	1,697
5.00%, 1/1/45	2,500	2,813

New Orleans Sewerage Service Revenue Bonds, 5.00%, 6/1/45	4,000	4,480

New Orleans Water Revenue Refunding Bonds, 5.00%, 12/1/44	3,000	3,337

Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A, 5.50%, 5/15/29	2,000	2,114
		43,956

Maine – 2.1%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center, 5.00%, 7/1/43	5,000	5,161

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,282
6.75%, 7/1/41	2,000	2,174
		9,617

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Maryland – 1.8%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	$4,335	$4,469

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,550	1,766
6.13%, 1/1/36	2,000	2,238
		8,473

Massachusetts – 3.5%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,300

Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds, 5.00%, 7/1/44	3,000	3,252

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing, 5.00%, 10/1/41	4,230	4,651

Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center, 5.75%, 7/15/43	2,000	2,206
		16,409

Michigan – 2.3%

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority, 5.00%, 7/1/35	3,000	3,346

Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program Great Lakes Water Authority, 5.00%, 7/1/30	2,000	2,253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Michigan – 2.3% – continued

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	$4,355	$4,904
		10,503

Mississippi – 0.6%

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,789

Missouri – 1.0%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,631
6.75%, 9/1/34	1,750	1,822
		4,453

Nevada – 1.0%

Clark County Airport System Revenue Refunding Bonds, Senior Series A, 5.00%, 7/1/40	4,000	4,525

New Jersey – 4.2%

New Jersey State EDA Revenue Bonds, MSU Student Housing Project – Provident Group, 5.88%, 6/1/42	3,000	3,241

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/1/25	1,950	2,206
5.00%, 1/1/48	1,665	1,772

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	2,000	2,280

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.25%, 6/15/41	2,000	2,157
5.00%, 6/15/45	2,250	2,380

New Jersey State Turnpike Authority Revenue Bonds, Series E, 5.00%, 1/1/45	5,000	5,636
		19,672

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

New York – 8.5%

Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation, 5.25%, 7/1/35	$1,500	$1,693
5.00%, 7/1/40	2,770	3,028

Metropolitan Transportation Authority Revenue Bonds, Subseries D-1, 5.00%, 11/15/39	5,000	5,733

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School, 5.00%, 7/1/45	2,375	2,661

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/33	3,500	4,141

New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien, 5.00%, 1/1/46	5,000	5,620

New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.25%, 1/1/50	5,000	5,547

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc., 5.00%, 8/1/31	5,000	5,336

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198, 5.00%, 11/15/41	5,000	5,827
		39,586

Ohio – 5.9%

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded, 7.00%, 11/1/20 (1)	4,000	4,680

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 12/1/21	5,690	6,543

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Ohio – 5.9% – continued

Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project, 5.00%, 2/15/48	$3,000	$3,303

Ohio State University Hospital Health System Revenue Refunding Bonds, 5.00%, 1/15/41	4,655	5,192

Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System, 5.00%, 12/1/35	1,750	1,832
5.00%, 12/1/43	1,350	1,394

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21(6)	4,000	4,684
		27,628

Pennsylvania – 3.3%

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded, 7.13%, 7/1/19 (1)	3,000	3,306

Delaware County IDA Revenue Refunding Bonds, Covanta Project, 5.00%, 7/1/43	2,500	2,520

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded, 6.00%, 7/1/20 (1)	2,500	2,825

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,181

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 7/1/45	4,000	4,529
		15,361

Rhode Island – 1.9%

Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/40	3,000	3,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Rhode Island – 1.9% – continued

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	$5,000	$5,293
		8,697

Texas – 9.1%

Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/1/32	1,000	1,155
5.00%, 1/1/34	500	571

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/1/40	1,500	1,548
5.00%, 12/1/45	2,000	2,051

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 5.00%, 5/15/40	3,000	3,404

Mission Economic Development Corp. Revenue Bonds, Senior Lien (AMT), Natgasoline Project, 5.75%, 10/1/31	1,750	1,836

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project, 5.00%, 11/1/46	3,000	3,143

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, 5.00%, 4/1/48	3,000	3,163

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	2,500	2,785

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded, 6.20%, 2/15/20 (1)	3,500	3,905

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT), 5.00%, 12/31/40	2,750	3,045

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% – continued

Texas – 9.1% – continued

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	$3,000	$3,390

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,778

Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded, 7.00%, 11/1/20 (1)	805	943
7.13%, 11/1/20 (1)	2,000	2,351

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,413
		42,481

Virginia – 0.6%

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project Green Bonds, 5.25%, 7/1/35	270	296
5.00%, 7/1/45	2,515	2,630
		2,926

Washington – 1.7%

Port of Seattle Revenue Bonds, Series A, 5.00%, 4/1/40	3,000	3,404

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded, 7.00%, 7/1/19 (1)	4,000	4,400
		7,804
Total Municipal Bonds
(Cost $423,674)		450,314

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (7)(8)	4,631,208	$4,631
Total Investment Companies
(Cost $4,631)		4,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.1%

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB, Second Generation Resolution, 0.97%, 10/3/17 (9)(10)	$5,000	$5,000
Total Short-Term Investments
(Cost $5,000)		5,000

Total Investments – 98.8%
(Cost $433,305)		459,945

Other Assets less Liabilities – 1.2%		5,408
NET ASSETS – 100.0%		$465,353

(1)	Maturity date represents the prerefunded date.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of this restricted illiquid security amounted to approximately $5,710,000 or 1.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	$5,470

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Level 3 asset.
(6)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2017 is disclosed.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

(9)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(10)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.8%
AA	13.6
A	26.0
BBB	36.2
BB	9.8
B	2.3
Not Rated	8.3
Cash Equivalents	1.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.2%
Development	8.9
Education	6.0
General	8.2
Higher Education	10.5
Medical	18.8
Tobacco Settlement	6.0
Transportation	14.1
Water	8.9
All other sectors less than 5%	10.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds
Florida	$–	$18,290	$49	$18,339
All Other States (1)	–	431,975	–	431,975
Total Municipal Bonds	–	450,265	49	450,314
Investment Companies	4,631	–	–	4,631
Short-Term Investments	–	5,000	–	5,000
Total Investments	$4,631	$455,265	$49	$459,945

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)		TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000S)

Municipal Bonds Florida	$67	$–	*		$(11)	$–		$(7)	$–	$–	$49		$(11)

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 9/30/17 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Municipal Bonds	$49	Discounted Cash Flow Analysis	Projected Cash Flows (1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are Projected Cash Flows. Significant increases (decreases) in Projected Cash Flows in isolation would result in a significantly higher (lower) fair value measurement.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8%

Alabama – 0.2%

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 7/1/22 (1)(2)	$5,000	$5,479

Alaska – 0.7%

Alaska State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/28	5,560	6,548

Alaska State Housing Finance Corp. Revenue Refunding Bonds Series A, 5.00%, 6/1/30	5,000	5,991

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 12/1/41	5,000	5,763

Anchorage Water Revenue Refunding Bonds (NATL Insured), 5.00%, 5/1/37	1,700	1,704
		20,006

Arizona – 4.3%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/26	6,630	8,036

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18 (3)	10,000	10,393

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/25	13,610	16,364

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded, 5.25%, 7/1/19 (3)	10,000	10,736

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/28	12,000	14,268
5.00%, 7/1/31	2,000	2,412

Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Unrefunded Balance, 5.00%, 7/1/28	3,035	3,508

Chandler Excise TRB, 5.00%, 7/1/27	5,000	5,925

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Arizona – 4.3% – continued

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/19	$6,245	$6,676

Maricopa County IDA Revenue Bonds, Banner Health Obligation Group, Series B, 10/18/22 (1)(4)	4,500	5,218

Maricopa County IDA Revenue Bonds, Series A, 1/1/41 (5)	2,500	2,578

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/36	1,315	1,389

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/1/20	1,500	1,651

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,297

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/26	5,000	6,003

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded, 5.00%, 1/1/18 (3)	4,280	4,325

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	11,472

Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/26	1,700	2,116
		116,367

California – 14.7%

Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured), 0.00%, 8/1/39 (6)	11,755	4,121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

California – 14.7% – continued

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, 5.00%, 12/1/25	$1,000	$1,185

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,112
5.00%, 8/1/28	12,000	14,861
5.00%, 8/1/29	13,000	15,978
5.00%, 8/1/30	2,500	3,052
6.25%, 11/1/34	5,000	5,535

California State Health Facilities Financing Authority Revenue Bonds, Series A, Cedars Sinai Medical Center, 5.00%, 8/15/30	1,270	1,526

California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train, 2.19%, 4/1/20 (1)(2)	5,000	5,004

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/31	10,000	11,999

California State Various Purpose G.O. Unlimited Bonds, 6.00%, 4/1/38	20,000	21,468

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/26	15,000	18,649

California State Veterans G.O. Unlimited Refunding Bonds, Series CM (AMT), 4.00%, 12/1/32	2,165	2,291

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/29	1,250	1,477

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

California – 14.7% – continued

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, 2.59%, 8/1/35 (7)	$11,850	$10,886

City of Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A, 2.44%, 9/1/22	5,000	4,992

Contra Costa Water District Revenue Refunding Bonds, Series R, 5.00%, 10/1/18	1,575	1,640

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	516

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/30	5,000	6,278

Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/40	5,000	5,329

Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016, 4.00%, 8/1/42	5,000	5,270

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	10,000	12,009
5.00%, 8/1/31	5,000	6,012

Los Angeles County TRANS, 5.00%, 6/29/18	20,000	20,608

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,342

Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International Airport (AMT), 5.00%, 5/15/34	575	667
5.00%, 5/15/35	600	695

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	2,500	2,891

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

California – 14.7% – continued

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	$55	$61

Los Angeles TRANS, 5.00%, 6/28/18	43,710	45,034

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/26	10,000	12,535
5.00%, 7/1/27	10,000	12,672

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/30	3,500	4,253

Los Angeles Wastewater System Subordinate Revenue Bonds, Series A, Green Bonds, 5.00%, 6/1/30	5,000	6,139
5.00%, 6/1/31	5,000	6,102

Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/26	12,575	13,088

Newhall School District G.O. Unlimited Refunding Bonds, School Facilities Improvement District No. 2011-1, 5.00%, 8/1/29	2,540	3,112

San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2, 0.78%, 7/1/40 (7)	5,000	4,077
0.76%, 7/1/41 (7)	6,000	4,905

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 2.00%, 4/1/24 (1)(2)	1,250	1,250
2.13%, 4/1/25 (1)(2)	18,000	17,963
5.00%, 4/1/27	1,145	1,326

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19 (3)	7,390	7,854

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (1)(2)	5,000	5,251

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

California – 14.7% – continued

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series B, 2.85%, 4/1/25 (1)(2)	$5,000	$5,258

San Francisco Bay Area Toll Bridge Authority Subordinate Revenue Bonds, 4.00%, 4/1/32	3,000	3,283

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,667

San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured), 0.00%, 8/1/30 (6)	2,500	1,717

Santa Clara Valley Water District COPS, Series C, 5.00%, 6/1/24	650	792

Santa Cruz County G.O. Unlimited TRANS, 3.00%, 6/28/18	25,000	25,417

Simi Valley Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/27	1,000	1,266

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18 (3)	5,000	5,195

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,508
Ventura County G.O. Limited Notes, 4.00%, 7/2/18	13,535	13,861
		402,134

Colorado – 1.9%

Adams & Arapahoe Counties Joint School District No. 28J G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 12/1/30	5,000	6,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Colorado – 1.9% – continued

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	$5,000	$5,945

Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/32	3,845	4,573

Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/15/17	5,000	5,045

Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project, 5.00%, 3/1/40	2,845	3,289

Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program), 5.00%, 3/1/34	2,150	2,484

Denver City & County Airport System Subordinate Revenue Bonds, Series B, 5.25%, 11/15/28	1,500	1,765
5.25%, 11/15/29	1,740	2,040

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (3)	6,550	7,168

Denver City & County School District No. 1 G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/1/31	5,000	6,005

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,005

Regional Transportation District Sales TRB, Series B, 5.00%, 11/1/34	2,000	2,400
		52,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Connecticut – 1.7%

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	$2,000	$2,241
5.00%, 4/15/23	5,500	6,151
5.00%, 6/15/26	3,000	3,503

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	5,000	5,656

Connecticut State G.O. Unlimited Bonds, Series E, 5.00%, 9/15/26	3,825	4,250
4.00%, 9/15/27	5,000	5,288
5.00%, 10/15/29	5,000	5,813

Connecticut State Revolving Fund General Revenue Bonds, Series A, Green Bonds, 5.00%, 5/1/30	5,000	6,117

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	1,725	1,826

South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded, 5.00%, 8/1/18 (3)	2,000	2,069

University of Connecticut Revenue Bonds, Series A, 2.50%, 1/15/18	3,000	3,013
		45,927

Delaware – 0.1%

Delaware State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 7/1/23	969	1,069

Delaware State Transportation Authority System Revenue Refunding Bonds, 5.00%, 7/1/26	1,500	1,872
		2,941

District of Columbia – 1.5%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/18 (3)	1,000	1,043

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

District Of Columbia – 1.5% – continued

5.50%, 10/1/18 (3)	$10,500	$10,981
6.00%, 10/1/18 (3)	5,000	5,254

District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien, 5.00%, 10/1/39	5,000	5,806

Metropolitan Washington Airports Authority System Revenue Bonds, Series C, 5.13%, 10/1/39	2,460	2,554

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,324
5.00%, 10/1/26	1,500	1,691

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, (AMT), 5.00%, 10/1/29	3,000	3,612
5.00%, 10/1/30	3,055	3,664

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	3,000	3,454
		41,383

Florida – 3.4%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	6,185	7,236

Broward County Airport System Revenue Bonds, Series Q-1, 5.00%, 10/1/42	1,295	1,439

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,129
5.00%, 9/1/25	1,000	1,128

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,776

Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series A, 5.25%, 6/1/28	11,135	11,561

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Florida – 3.4% – continued

Florida State Department of Transportation G.O. Unlimited Bonds, Series A, Right of Way Acquisition, 3.00%, 7/1/31	$5,000	$5,059

Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/18	2,000	2,061

Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded, 5.00%, 10/1/18 (3)	1,445	1,504

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,890

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,799

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/44	4,000	4,480

Lee County School Board Refunding COPS, 5.00%, 8/1/22	800	925

Miami-Dade County Aviation Revenue Bonds, Series A (AMT), Miami International Airport (NATL Insured), 5.00%, 10/1/39	5,000	5,001

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/27	1,320	1,540
5.00%, 10/1/32	3,890	4,447

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	650	752

Miami-Dade County School Board COPS, Series A, 5.00%, 5/1/32	5,000	5,670

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Florida – 3.4% – continued

Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds, 4.00%, 7/1/38	$5,000	$5,280

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,357
5.25%, 10/1/22	2,500	2,943

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (3)	80	92

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,920	5,582

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,908
5.25%, 6/1/30	5,000	5,896
		92,455

Georgia – 3.0%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (3)	10,000	10,560

Burke County Development Authority PCR Bonds, Georgia Power Co. Plant Vogtle Project, 1.85%, 8/22/19 (1)(2)	6,500	6,500

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/27	15,000	18,877

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/28	10,000	12,551
5.00%, 7/1/29	8,600	10,729
5.00%, 7/1/30	10,000	12,411

Georgia State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 7/1/25	3,050	3,758

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Georgia – 3.0% – continued

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project, 5.00%, 7/1/60	$2,500	$2,726
5.50%, 7/1/60	2,500	2,836
		80,948

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,106

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/26	10,000	12,024

Hawaii State G.O. Unlimited Refunding Bonds, Series FN, 5.00%, 10/1/31	10,000	12,201

Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.31%), 1.25%, 9/1/20 (2)	5,000	5,001

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution, 5.00%, 7/1/27	3,310	4,007

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution, 5.00%, 7/1/27	10,000	12,105
		46,444

Idaho – 0.4%

Idaho State G.O. Unlimited TANS, 4.00%, 6/29/18	10,000	10,226

Illinois – 2.0%

Bourbonnais Industrial Project Revenue Bonds, Olivet Nazarene University Project, Prerefunded, 6.00%, 11/1/20 (3)	1,500	1,713

Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured), 6.00%, 2/1/19	645	687

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Illinois – 2.0% – continued

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	$2,500	$2,819

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/30	2,025	2,322

Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien, 5.25%, 1/1/27	500	573

Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien, 5.00%, 1/1/26	5,000	6,035

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/29	5,000	5,854

Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/33	5,000	5,863
4.00%, 11/15/34	2,000	2,109

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,694

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/35	1,500	1,673

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,455	1,600

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	7,000	7,415

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A, 5.00%, 2/1/29	2,000	2,187

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	3,000	3,155

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Illinois – 2.0% – continued

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	$2,500	$2,892

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/24	5,000	5,726
		55,317

Indiana – 0.8%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,611
5.25%, 10/1/38	2,980	3,389

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group, 5.00%, 12/1/40	4,000	4,533

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), Prerefunded, 5.25%, 1/15/18 (3)	1,000	1,013

New Albany-Floyd County School Building Corp. First Mortgage Revenue Bonds (State Intercept Program), 5.00%, 7/15/34	2,925	3,410

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,500	1,607
5.50%, 1/10/24	1,135	1,334
		21,897

Kentucky – 1.3%

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115, 5.00%, 4/1/30	7,500	8,664

Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured), 5.00%, 11/1/27	10,000	11,866

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Kentucky – 1.3% – continued

Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	$5,240	$6,301

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	3,000	3,393

Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 3.75%, 6/1/33	5,000	5,055
		35,279

Louisiana – 0.4%

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/24	2,825	3,322

Louisiana State Highway Improvement Revenue Bonds, Series A, 5.00%, 6/15/30	5,390	6,336
		9,658

Maryland – 4.5%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/27	5,805	7,035

Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds, 5.00%, 2/15/24	5,000	5,894

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.25%, 12/15/17	9,880	9,973

Maryland State Department of Transportation Consolidated Revenue Bonds, Third Issue, 4.00%, 12/15/25	5,000	5,649

Maryland State G.O. Unlimited Bonds, First Series, 4.00%, 6/1/25	1,500	1,712
4.00%, 6/1/28	2,000	2,250

Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded, 4.50%, 3/15/19 (3)	5,000	5,255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Maryland – 4.5% – continued

Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded, 5.00%, 8/1/22 (3)	$2,750	$3,205

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/25	13,250	16,313

Maryland State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/25	1,000	1,231
5.00%, 8/1/26	46,560	58,088

Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools, 5.00%, 5/1/30	2,000	2,371

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 7/1/31	2,000	2,088

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,221

Prince George’s Country Consolidated G.O. Limited Bonds, Series B, Public Improvement, 5.00%, 7/15/30	1,220	1,513

Saint Mary’s County G.O. Unlimited Bonds, 5.00%, 8/1/24	500	607
		124,405

Massachusetts – 1.6%

Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded, 5.25%, 7/1/18 (3)	500	516

Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded, 5.50%, 11/15/18 (3)	1,220	1,282

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded, 5.00%, 10/15/20 (3)	2,585	2,892

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Massachusetts – 1.6% – continued

Massachusetts State G.O. Limited Bonds, Series E, 3.00%, 12/1/27	$2,500	$2,568

Massachusetts State G.O. Limited Bonds, Series F, 5.00%, 11/1/26	5,820	6,794

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	3,500	4,359

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,351

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University, 6.25%, 4/1/20	1,000	1,128

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	515
5.50%, 6/1/21	500	577

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, 5.00%, 8/1/26	5,000	5,516

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/26	10,000	12,649

Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 7/15/19	495	521
		44,668

Michigan – 1.8%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/27	1,540	1,870

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Michigan – 1.8% – continued

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured), 5.00%, 5/1/27	$400	$481

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/29	5,000	5,801

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	10,000	11,277

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/25	3,970	4,645
5.00%, 10/1/29	5,000	6,082

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group, 5.00%, 9/1/39	3,000	3,311

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/34	3,400	3,916

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 5.00%, 12/1/32	9,690	11,330
		49,059

Minnesota – 0.6%

Hennepin County G.O. Unlimited Bonds, Series A, 5.00%, 12/1/25	3,515	4,145

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,620

Minnesota State G.O. Unlimited Bonds, Series A, 10/1/25 (5)	5,000	6,165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Minnesota – 0.6% – continued

Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity, 5.00%, 10/1/20	$75	$83

Minnesota State G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/25	2,000	2,462

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	1,000	1,179

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded, 5.00%, 8/1/22 (3)	245	286
		16,940

Mississippi – 1.4%

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/30	10,450	12,789
5.00%, 10/1/34	15,475	18,518
4.00%, 10/1/35	7,155	7,724
		39,031

Missouri – 0.3%

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	1,500	1,847

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Escrowed to Maturity, 5.00%, 7/1/23	125	149

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Prerefunded, 5.00%, 1/1/20 (3)	5	5

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds, Unrefunded Balance, 5.00%, 1/1/22	5,055	5,487

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Missouri – 0.3% – continued

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 0.00%, 3/1/27 (6)	$2,100	$1,644
		9,132

Nebraska – 0.3%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	3,760	4,585

Omaha Public Power District Electric Revenue Bonds, Series B, 5.00%, 2/1/34	3,000	3,416
		8,001

Nevada – 1.7%

Clark County G.O. Limited Refunding Bonds, 5.00%, 6/1/29	5,000	6,116

Clark County G.O. Limited Tax Bank Bonds, Prerefunded, 5.00%, 6/1/18 (3)	2,500	2,570

Clark County Passenger Facility Charge Revenue Refunding Bonds (AMT), Las Vegas McCarran International Airport, 5.00%, 7/1/24	1,250	1,483

Clark County School District Building G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/26	10,000	12,182

Clark County School District Building G.O. Limited Refunding Bonds, Series C, 5.00%, 6/15/27	3,000	3,612

Clark County School District G.O. Limited Bonds, Series D, 5.00%, 6/15/28	3,045	3,644

Clark County School District Various Purpose Medium Term G.O. Limited Bonds, 3.00%, 6/15/25	3,930	4,094

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, Prerefunded, 5.00%, 6/1/18 (3)	8,000	8,219

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Nevada – 1.7% – continued

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	$3,400	$3,563
		45,483

New Hampshire – 0.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (3)	5,000	5,352

New Jersey – 0.7%

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, 5.00%, 3/1/27	3,290	3,534

New Jersey State Turnpike Authority Revenue Bonds, Series A, 4.00%, 1/1/35	13,500	14,303

Parsippany-Troy Hills Township G.O. Unlimited Bonds, 3.00%, 9/15/27	1,665	1,731
		19,568

New Mexico – 0.2%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,131

New Mexico State Finance Authority Senior Lien Public Project Revolving Revenue Refunding Bonds, 5.00%, 6/1/18	1,500	1,541
		4,672

New York – 13.4%

Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded, 6.25%, 4/1/19 (3)	5,000	5,394

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified, 5.00%, 11/15/28	3,425	4,287

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (3)	5,000	5,423

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

New York – 13.4% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5.25%, 11/15/32	$10,000	$12,314

Metropolitan Transportation Authority Revenue Bonds, Series B-4, 5.00%, 11/15/19 (1)(2)	1,175	1,266

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (3)	5,000	5,635

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,026
5.00%, 11/15/24	5,000	5,027
5.00%, 11/15/27	3,850	4,702

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.25%, 11/15/28	5,000	6,133

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate Bond Certified, 5.00%, 11/15/26	550	678

Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project, 5.00%, 7/1/26	2,500	3,097

New York City Housing Development Corporation MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured), 2.95%, 2/1/26 (1)(2)	4,000	4,099

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries BB-1, 6/15/46 (5)	3,500	4,074

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.00%, 6/15/33	5,000	6,038
5.25%, 6/15/36	2,500	3,041

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

New York – 13.4% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/31	$5,000	$5,964
5.00%, 6/15/39	8,000	9,267

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1, 5.00%, 6/15/39	5,000	5,318

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,331

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-1, Fiscal 2018 (State Aid Withholding), 5.00%, 7/15/30	5,000	6,086

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.00%, 11/1/17 (3)	4,250	4,266
5.00%, 11/1/19 (3)	5	5

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,650

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1, 2.00%, 8/1/18	5,000	5,042

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,110

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,141

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2016, 5.00%, 8/1/35	3,210	3,780

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

New York – 13.4% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 2/1/38	$5,000	$5,845

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B, 5.00%, 2/1/22	2,000	2,240

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance, 5.00%, 11/1/21	4,995	5,401

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C, 5.00%, 11/1/30	2,500	3,041

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-3, 4.00%, 8/1/42	5,000	5,335
4.00%, 8/1/43	10,000	10,627

New York City Transitional Finance Authority Revenue Bonds, Series A-2, 5.00%, 8/1/35	3,000	3,570

New York G.O. Unlimited Bonds, Series 1, 5.00%, 8/1/20	750	830

New York G.O. Unlimited Bonds, Series B-1, 10/1/30 (5)	10,005	12,558

New York G.O. Unlimited Bonds, Series D, 5.00%, 8/1/23	5,000	5,963

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Prerefunded, 5.00%, 10/1/17 (3)	4,770	4,771

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

New York – 13.4% – continued

New York G.O. Unlimited Bonds, Subseries C1, Fiscal 2008, Unrefunded Balance, 5.00%, 10/1/22	$215	$216

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/28	1,045	1,275

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (3)	3,910	4,241

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	1,090	1,176

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A, 5.00%, 2/15/30	20,000	24,256

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D, 5.00%, 2/15/26	5,000	6,146

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured), 5.50%, 3/15/30	7,040	9,432

New York State Dormitory Authority Personal Income TRB, Series 2017-A, Prerefunded, 5.00%, 2/15/19 (3)	1,815	1,914

New York State Dormitory Authority Personal Income TRB, Series 2017-A, Unrefunded Balance, 5.00%, 2/15/39	115	121

New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded, 5.75%, 3/15/19 (3)	16,000	17,109

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

New York – 13.4% – continued

New York State Dormitory Authority Sales TRB, 5.00%, 3/15/30	$5,000	$6,106

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	11,783

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/18	5,000	5,145
5.00%, 6/15/36	5,000	5,638

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded, 5.25%, 12/15/18 (3)	9,900	10,421

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance, 5.25%, 12/15/26	100	105

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured), 5.00%, 4/1/21	7,465	8,135

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract, 5.38%, 1/1/22	1,850	1,950

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	1,130	1,325

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/27	15,635	19,087
5.00%, 10/15/28	5,000	6,077

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/27	1,330	1,598

Utility Debt Securitization Authority Revenue Refunding Bonds, Series B, Restructuring Bonds, 5.00%, 6/15/20	20,000	20,580
		367,216

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

North Carolina – 1.5%

Charlotte COPS, Series B, 3.00%, 6/1/22	$20,330	$20,364

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	4,147

Greensboro Enterprise System Revenue Refunding Bonds, Series B, Green Bonds, 5.00%, 12/1/29	2,565	3,202

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/26	5,735	7,155

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 5/1/20 (3)	5,000	5,497
		40,365

Ohio – 0.5%

Licking Heights Local School District School Facilities Construction and Improvement G.O. Unlimited Bonds (School District Credit Program), 5.00%, 10/1/42	3,090	3,577

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	2,000	2,327

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 5/1/28	5,000	6,070

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 4.00%, 1/1/36	250	266

University of Cincinnati Receipts Revenue Bonds, Series G (NATL Insured), Prerefunded, 5.00%, 12/1/17 (3)	2,075	2,090
		14,330

Oklahoma – 0.7%

Oklahoma State Turnpike Authority Revenue Bonds, Series A, 4.00%, 1/1/33	1,000	1,080

Tulsa Public Facilities Authority Revenue Bonds, 3.00%, 6/1/27	8,465	8,781

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Oklahoma – 0.7% – continued

3.00%, 6/1/29	$3,000	$3,050
3.00%, 6/1/30	5,000	5,047
		17,958

Oregon – 1.9%

Deschutes County Administrative School District No.1 G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/27	5,150	6,453

Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/26	5,000	6,178

Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 8/1/20 (3)	40	44

Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 8/1/23	4,440	4,907

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 11/15/30	4,950	5,931

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	10,054
5.00%, 11/15/26	1,695	2,119

Oregon State G.O. Unlimited TANS, Series A, 5.00%, 9/28/18	15,000	15,585

Washington County G.O. Limited Bonds, 5.00%, 3/1/25	1,500	1,839
		53,110

Pennsylvania – 1.1%

Geisinger Authority Health System Revenue Refunding Bonds, Series A-2, 4.00%, 2/15/39	5,000	5,186

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Pennsylvania – 1.1% – continued

Lehigh County IDA Revenue Refunding Bonds, Series A, Ppl Electric Utilities Corp., 1.80%, 9/1/22 (1)(2)	$5,000	$4,972

Montgomery County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/22	915	1,057

Neshaminy School Disaster G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/34	5,000	5,825

Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College, 5.00%, 11/1/34	3,000	3,542

Pennsylvania Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series A, 11/15/37 (5)	2,500	2,590

Pennsylvania State Turnpike Commission Revenue Bonds, Series A, 5.00%, 12/1/38	5,000	5,788

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 12/1/42 (5)	1,000	1,148
		30,108

Rhode Island – 0.3%

Rhode Island Health and Educational Building Corporation Higher Education Facilities Revenue Refunding Bonds, Series A, 5.00%, 9/1/29	1,525	1,892

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	3,035

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Rhode Island – 0.3% – continued

Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, 5.00%, 10/1/21	$2,880	$3,203
		9,267

South Carolina – 1.1%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 11/1/23	2,500	2,863

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	4,915	5,918

Scago Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds, 5.00%, 12/1/25	500	587

South Carolina State G.O. Unlimited Bonds, Series B (Assured Guaranty Insured State Aid Withholding), 5.00%, 4/1/29	790	991

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (3)	12,000	12,685

South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/33	5,000	5,693
		28,737

Tennessee – 0.8%

Knox County G.O. Unlimited Bonds, 4.00%, 6/1/28	1,000	1,129

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C, 5.00%, 7/1/26	10,000	12,153

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/24	4,600	5,063

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Tennessee – 0.8% – continued

Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2, 3.70%, 7/1/36	$2,250	$2,279

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, 3.75%, 1/1/19	440	451
4.05%, 7/1/20	450	476
4.13%, 7/1/21	1,545	1,620
		23,171

Texas – 3.5%

Alamo Community College District G.O. Limited Refunding Bonds, 8/15/27 (5)	2,350	2,928

Austin G.O. Limited Refunding Bonds, 5.00%, 9/1/26	3,980	4,861

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	100	115

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 12/1/26	1,000	1,210

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	5,000	5,598

Houston G.O. Limited TRANS, 5.00%, 6/29/18	10,000	10,310

Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded, 4.50%, 11/15/17 (3)	2,500	2,512

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity, 4.75%, 1/1/28	6,175	7,241

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19 (3)	5	5

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Texas – 3.5% – continued

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19 (3)	$80	$86

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19 (3)	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded, 5.50%, 5/15/19 (3)	5	5

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.50%, 5/15/33	1,905	2,028

North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/26	10,445	12,676

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier (BHAC-CR Insured), Prerefunded, 5.75%, 1/1/18 (3)	10,000	10,121

San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (1)(2)	1,500	1,518

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/27	5,000	5,865

Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B, 3.25%, 5/15/19	2,750	2,817

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 4.00%, 10/1/17	5,000	5,001

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	70	84

Texas State Water Development Board Revenue Bonds, Series A, 4/15/38 (5)	17,500	18,737

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Texas – 3.5% – continued

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.00%, 7/1/25	$2,000	$2,394
		96,117

Utah – 0.6%

Provo G.O. Unlimited Refunding Bonds, 5.00%, 1/1/26	1,000	1,233

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/26	1,500	1,821
5.00%, 7/1/27	2,000	2,455

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,000	5,833

Utah State G.O. Unlimited Refunding Bonds, 5.00%, 7/1/25	5,000	6,095
		17,437

Vermont – 0.1%

Vermont State G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,668

Virginia – 1.3%

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	3,465	4,151

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,561

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	1,500	1,753

Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/24	5,000	5,905

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, 5.00%, 7/1/28	5,000	6,059

Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 6/1/19	1,000	1,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Virginia – 1.3% – continued

Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series B (State Appropriation Insured), 5.00%, 8/1/27	$10,040	$12,619

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.50%, 10/1/22	1,000	1,197
		34,311

Washington – 0.6%

Central Puget Sound Regional Transportation Authority Sales & TRB, Series A, Prerefunded, 5.00%, 11/1/17 (3)	6,000	6,022

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,014

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	4,000	4,274

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	3,000	3,471

Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, 4.00%, 2/1/26	1,395	1,481
		16,262

Wisconsin – 2.0%

Madison G.O. Unlimited Refunding Promissory Notes, Series A, 1.50%, 10/1/17	1,080	1,080

PMA Levy & Aid Program Revenue Notes, Series A, 10/19/18 (5)	7,805	7,879

Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B, 1.30%, 6/1/18	25,000	24,960

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4, 5.00%, 5/1/26	10,350	12,566

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 80.8% – continued

Wisconsin – 2.0% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University, 5.00%, 10/1/28	$670	$795

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/34	5,000	5,215
4.00%, 11/15/36	3,000	3,109
		55,604
Total Municipal Bonds
(Cost $2,166,248)		2,211,186

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.6%

Northern Institutional Funds - Municipal Portfolio, 0.73% (8)(9)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio, 0.84% (8)(9)	165,281,108	165,281
Total Investment Companies
(Cost $290,281)		290,281

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.2%

Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 0.95%, 8/15/18 (1)(2)	$3,000	$2,992

California State Floating G.O. Unlimited Bonds, Series A-2 (Bank of Montreal LOC), 0.85%, 10/3/17 (2)(10)	7,200	7,200

Colorado State Educational Loan Program Revenue TRANS, Series A, 5.00%, 6/28/18	10,000	10,291

Erie County G.O. Limited RANS, 2.00%, 6/30/18	5,500	5,540

Fulton County G.O. Unlimited TANS, 2.00%, 12/29/17	40,000	40,107

Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 1.05%, 8/15/18 (1)(2)	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.2% – continued

Los Angeles Department of Water & Power Variable Revenue Refunding Bonds, Subseries B-5, 0.85%, 10/10/17 (2)(10)	$2,500	$2,500

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/23/18	10,000	10,065

Massachusetts State G.O. Limited RANS, Series B, 2.00%, 5/21/18	25,000	25,179

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.94%, 10/10/17 (2)(10)	10,000	10,000

Metropolitan Water District of Southern California State Variable Subordinate Revenue Refunding Bonds, Series E (Floating, SIFMA Municipal Swap Index Yield + 0.05%), 0.99%, 7/18/18 (2)	20,000	19,951

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health, 2.00%, 5/30/18 (1)(2)	2,905	2,921

Milwaukee RANS, Series R3, 4.00%, 12/21/17	10,000	10,073

New York Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank LOC), 0.95%, 10/10/17 (2)(10)	2,000	2,000

Texas State TRANS, 4.00%, 8/30/18	107,250	110,164

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.2% – continued

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-2 (Wells Fargo Bank LOC), 0.89%, 10/3/17 (2)(10)	$10,415	$10,415

University of North Carolina Chapel Hill Variable Revenue Bonds, Series C, 0.95%, 10/10/17 (2)(10)	8,890	8,890
Total Short-Term Investments
(Cost $280,443)		280,288

Total Investments – 101.6%
(Cost $2,736,972)		2,781,755

Liabilities less Other Assets – (1.6%)		(44,013)
NET ASSETS – 100.0%		$2,737,742

(1)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2017. Maturity date represents the puttable date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(6)	Zero coupon bond.
(7)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2017 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	17.5%
AA	47.0
A	11.2
A1+ (Short Term)	7.8
A1 (Short Term)	4.9
BBB	0.2
Not Rated	1.0
Cash Equivalents	10.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.5%
General	20.4
General Obligation	28.7
School District	6.2
Transportation	7.4
Water	9.7
All other sectors less than 5%	17.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$2,211,186	$–	$2,211,186
Investment Companies	290,281	–	–	290,281
Short-Term Investments	–	280,288	–	280,288
Total Investments	$290,281	2,491,474	$–	$2,781,755

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SIFMA - Securities Industry And Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2%

Alabama – 0.6%

Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds, Series B, 5.00%, 9/1/23	$5,000	$5,948

Arizona – 1.5%

Chandler G.O. Limited Refunding Bonds, 4.00%, 7/1/21	4,000	4,410

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C, 2.00%, 7/1/18	5,000	5,037

Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/19	2,000	2,101

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded, 5.00%, 1/1/18 (1)	1,500	1,516

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/22	2,000	2,147
		15,211

California – 8.6%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, 4/1/47 (2)(3)	1,000	1,000

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity, 5.00%, 12/1/21	90	104

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 5.00%, 10/18/22 (2)(4)	2,500	2,907

California State School Cash Reserve Program Authority Revenue Notes, Series B, 3.00%, 6/29/18	5,000	5,086

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/18	10,000	10,407

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

California – 8.6% – continued

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/20	$8,000	$8,943
5.00%, 11/1/24	10,000	12,153

Clovis Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/20	1,000	1,111

Elk Grove Unified School District Refunding COPS (BAM Insured), 5.00%, 2/1/18	2,415	2,448

Golden Empire Schools Financing Authority Lease Revenue Notes, Kern High School District, 4.00%, 5/1/18	2,225	2,267

Los Angeles County TRANS, 5.00%, 6/29/18	6,640	6,842

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,354

Los Angeles TRANS, 5.00%, 6/28/18	5,000	5,151

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/25	10,000	12,372

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, 2.00%, 4/1/24 (2)(4)	5,000	5,001

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19 (1)	5,000	5,314

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,426

Southern California Public Power Authority Revenue Refunding Bonds, Series 1, Magnolia Power Project, 2.00%, 7/1/20 (2)(4)	925	944

Twin Rivers Unified School District G.O. Unlimited Refunding Bonds, Series B (AGM Insured), 5.00%, 8/1/23	515	617
		89,447

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Colorado – 0.9%

Adams Co. 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program), 5.00%, 12/15/19	$1,625	$1,764

Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects, 5.00%, 11/1/17	1,875	1,882

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded, 6.00%, 9/1/19 (1)	5,000	5,472
		9,118

Connecticut – 2.7%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 5.00%, 10/15/20	8,000	8,810

Connecticut State G.O. Unlimited Bonds,Series F, 5.00%, 11/15/23	3,900	4,522

Connecticut State G.O. Unlimited Refunding Bonds, Series G, 5.00%, 11/1/20	3,500	3,858

Connecticut State G.O. Unlimited Refunding Bonds, Series H, 5.00%, 11/15/20	2,500	2,758

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University, 1.00%, 7/1/19 (2)(4)	1,175	1,172

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 9/1/21	4,425	4,971

University of Connecticut Revenue Refunding Bonds, Series A, 2.50%, 1/15/18	2,075	2,084
		28,175

Delaware – 0.3%

New Castle County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/18	3,445	3,585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Florida – 2.4%

Cape Coral Utility Improvement Special Assessment Refunding Bonds, Various Areas (AGM Insured), 1.40%, 9/1/18	$745	$746

Clay County Infrastructure Sales Surtax Revenue Bonds (AGC Insured), 5.25%, 10/1/17	4,600	4,601

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	3,845	4,564

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	5,000	5,511

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E, 5.00%, 6/1/23	4,900	5,816

JEA Electric System Revenue Bonds, Series Three A, 5.00%, 10/1/17	940	940

JEA Electric System Revenue Refunding Bonds, Series A-Three, 5.00%, 10/1/19	1,275	1,374

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21	1,000	1,142
		24,694

Georgia – 3.3%

Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A, 5.00%, 12/1/19	380	412

Atlanta Water & Wastewater Revenue Refunding Bonds, Series B, 5.00%, 11/1/17	2,245	2,253

Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 8/1/20	2,160	2,392

Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 8/1/20	1,000	1,108
5.00%, 8/1/21	1,785	2,035

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Georgia – 3.3% continued

DeKalb County Water & Sewerage Revenue Refunding Bonds, Second Resolution, 5.00%, 10/1/20	$1,250	$1,389

Forsyth County School District G.O. Unlimited Bonds, 5.00%, 2/1/19	1,000	1,054
5.00%, 2/1/20	1,000	1,091

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/18	2,505	2,611

Georgia State G.O. Unlimited Bonds, Series A-1, 5.00%, 2/1/24	5,000	6,033

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,134

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	5,650

Macon-Bibb County Sales Tax G.O. Unlimited Bonds, 5.00%, 12/1/23	1,500	1,785

Private Colleges & Emory University Authority Revenue Refunding Bonds, Series B, 5.00%, 10/1/20	1,220	1,361
		34,308

Hawaii – 2.4%

Hawaii State G.O. Unlimited Bonds, Series EH, 5.00%, 8/1/19	3,810	4,085

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,734

Hawaii State G.O. Unlimited Refunding Bonds, Series EZ, 5.00%, 10/1/23	8,000	9,545

Honolulu City & County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 10/1/21	5,000	5,722
		25,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Idaho – 0.6%

Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured), 5.00%, 9/15/20	$1,045	$1,163

Idaho State G.O. Unlimited TANS, 4.00%, 6/29/18	5,000	5,113
		6,276

Illinois – 2.8%

Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, State of Good Repair, 4.00%, 6/1/19	2,500	2,609

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22	1,150	1,328

Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B, 5.00%, 12/1/17	1,500	1,511

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20 (1)	500	560

DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,034

Illinois State Finance Authority Clean Water Initiative Revenue Bonds, 5.00%, 7/1/19	5,440	5,811

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	3,500	3,788

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/17	3,000	3,022
5.00%, 12/1/18	1,000	1,046

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Illinois – 2.8% – continued

Madison Macoupin Counties Community College District No. 536 G.O. Limited Bonds, Lewis and Clark Community Project, Prerefunded (AGM Insured), 5.00%, 11/1/17 (1)	$1,280	$1,285

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/21	6,260	6,917

Tinley Park G.O. Unlimited Bonds, 4.00%, 12/1/17	470	472
		29,383

Indiana – 0.8%

Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 5.00%, 7/15/24	1,025	1,224

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,845

Indiana State Finance Authority Highway Revenue Refunding Bonds, Series C, 5.00%, 12/1/23	1,500	1,798

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 1/1/21	1,490	1,671

Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 4.00%, 1/15/18	1,335	1,347
		7,885

Kansas – 0.8%

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A, 5.00%, 9/1/21	835	956

Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A, 5.00%, 9/1/24	1,000	1,208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Kansas – 0.8% – continued

Kansas State Department of Transportation Highway Revenue Bonds, Series A, 9/1/25 (5)	$2,100	$2,579

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,313

Wichita G.O. Unlimited Temporary Notes, Series 286, 10/13/18 (5)	1,250	1,250
		8,306

Kentucky – 0.5%

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue BANS, Series E-1, 3.00%, 11/1/18	1,000	1,020

Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects, 5.00%, 7/1/18	4,500	4,634
		5,654

Louisiana – 0.8%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project, 5.00%, 10/1/24	1,200	1,415

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured), 10/1/25 (5)	1,150	1,373

Louisiana State Local Government Environmental Facilities and Community Development Autority Revenue Bonds, LCTCS Act 360 Project (BAM Insured), 10/1/25 (5)	2,495	2,968

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Louisiana – 0.8% – continued

Louisiana State Local Government Environmental Facilities and Community Development Autority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured), 10/1/25 (5)	$2,525	$3,016
		8,772

Maryland – 6.1%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds, 5.00%, 4/1/18	2,915	2,975

Anne Arundel County G.O. Limited Refunding Bonds, 5.00%, 10/1/25	2,805	3,461

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,363

Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	6,410	7,498

Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds, 5.00%, 8/1/23	1,395	1,667

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,267

Baltimore Wastewater Projects Revenue Bonds, Series C, 5.00%, 7/1/21	1,330	1,513

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,105

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 10/1/20	1,935	2,160
5.00%, 10/1/21	2,035	2,339

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 4.00%, 8/1/20	235	254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Maryland – 6.1% – continued

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	$4,985	$5,388

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	3,940

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	3,000	3,285

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 2/1/22	10,000	11,560

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/15/23	5,000	5,922
		63,697

Massachusetts – 1.1%

Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, Green Bonds, 5.00%, 4/1/25	4,300	5,241

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/19	1,000	1,072

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured), 5.50%, 8/1/20	2,000	2,246

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/25	2,200	2,753
		11,312

Michigan – 1.6%

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	874

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,379

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Michigan – 1.6% – continued

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17	$1,100	$1,102

Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	3,125

Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/19	2,755	2,970

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,763

Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	325	344

University of Michigan Revenue Refunding Bonds, Series A, 5.00%, 4/1/20	1,350	1,482

Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	1,340	1,420

Western Michigan University General Revenue Refunding Bonds, 5.00%, 11/15/19	850	917
		16,376

Minnesota – 4.1%

Edina Independent School District No. 273 Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program), 5.00%, 2/1/18	4,310	4,370

Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/21	1,550	1,738

Hennepin County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 12/1/21	3,000	3,457

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Minnesota – 4.1% – continued

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	$4,000	$4,565
10/1/25 (5)	4,940	6,091

Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes, 2.00%, 10/1/17	4,000	4,000

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,327

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/19	10,075	10,866

Olmsted County G.O. Unlimited Bonds, Series A, 4.00%, 2/1/21	1,545	1,687

Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/20	1,410	1,533

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,475	1,554
		42,188

Missouri – 0.8%

Columbia School District G.O. Unlimited Refunding Bonds, 5.00%, 3/1/26	3,025	3,660

Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds, 3.00%, 3/1/18	1,365	1,377

Springfield Public Utility Revenue Refunding Bonds, 5.00%, 8/1/21	3,000	3,419
		8,456

Nebraska – 0.2%

Omaha Public Power District Electric System Revenue Refunding Bonds, Series B, 5.00%, 2/1/19	2,000	2,106

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Nevada – 1.6%

Clark County School District G.O. Limited Refunding Bonds, Series B, 5.00%, 6/15/18	$2,215	$2,277

Clark County School District G.O. Limited Refunding Bonds, Series D, 5.00%, 6/15/23	5,000	5,875

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 9/15/21	3,260	3,724

Nevada State G.O. Limited Bonds, Series A, 5.00%, 8/1/21	2,585	2,945

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	1,913
		16,734

New Hampshire – 0.2%

Portsmouth Capital Improvement Loan G.O. Unlimited Bonds, 5.00%, 6/1/21	1,590	1,810

New Jersey – 3.0%

Burlington County Bridge Commission Lease Revenue Notes, Series A, 2.00%, 4/24/18	5,905	5,935

Burlington County G.O. Unlimited Bonds, Series A, 2.50%, 1/15/24	2,100	2,190

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity, 5.00%, 9/1/18	7,775	8,063

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 9/1/18	1,325	1,366

New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B, 2.00%, 5/1/21	2,000	2,015

Parsippany-Troy Hills Township G.O. Unlimited Bonds, 2.50%, 9/15/24	5,650	5,838

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

New Jersey – 3.0% – continued

Union County G.O. Unlimited Bonds, Escrowed to Maturity, 3.00%, 3/1/19	$80	$82

Union County G.O. Unlimited Bonds, Series B, 2.00%, 3/1/20	500	510

Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 3.00%, 3/1/20	55	58

Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance, 3.00%, 3/1/20	147	154

Union County G.O. Unlimited Bonds, Unrefunded Balance, 3.00%, 3/1/19	4,235	4,354

Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	464
		31,029

New Mexico – 1.0%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	1,675	1,909

New Mexico State Finance Authority Revenue Refunding Bonds, Series E, 5.00%, 6/1/20	2,845	3,135

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/18	2,615	2,667
5.00%, 4/1/19	2,710	2,864
		10,575

New York – 6.4%

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,064

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,247

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

New York – 6.4% – continued

Metropolitan Transportation Authority Revenue Bonds, Subseries A-1, 5.00%, 11/15/18	$3,540	$3,701

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate Bond Certified, 5.00%, 11/15/24	5,375	6,480
5.00%, 11/15/25	3,500	4,269

Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/18	1,000	1,024

New York G.O. Unlimited Bonds, Series G, 5.00%, 8/1/19	5,000	5,358

New York G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/21	1,475	1,665

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGC State Aid Withholding), 5.00%, 10/1/17	2,880	2,881

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/21	4,650	5,226

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A, 5.00%, 2/15/23	10,000	11,771

New York State Dormitory Authority TRB Sales Tax, Series A, 5.00%, 3/15/24	5,000	6,037

New York State Environmental Facilities Corp. Clean & Drinking Water Subordinated Revenue Refunding Bonds, New York City Municipal Water Finance Authority Projects, 5.00%, 6/15/24	1,525	1,855

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

New York – 6.4% – continued

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/20	$2,850	$3,118

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/21	4,750	5,351

Port Authority of New York and New Jersey Consolidated Revenue Refunding Bonds, Series 205, 5.00%, 11/15/25	1,150	1,417
		66,464

North Carolina – 0.9%

Forsyth County G.O. Unlimited Bonds, 5.00%, 5/1/20	890	979

Mecklenburg County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/1/19	3,410	3,668

Wake County School G.O. Unlimited Bonds, Series A, 5.00%, 2/1/18	5,100	5,171
		9,818

Ohio – 2.8%

Columbus G.O. Unlimited Bonds, Series A, 2.00%, 8/15/20	1,375	1,410

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	5,000	5,345

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,550	2,738

Cuyahoga County Sales Tax Revenue Refunding Bonds, 5.00%, 12/1/21	1,115	1,283

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 11/1/20	750	835

Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 12/1/20	1,770	1,971

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Ohio – 2.8% – continued

Hamilton County Sales Tax Revenue Refunding Bonds, Series A, 3.00%, 12/1/17	$3,000	$3,011

Hamilton County Sewer System Revenue Refunding Bonds, Series A, 5.00%, 12/1/17	1,150	1,158

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/19	5,000	5,335

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/21	2,350	2,690

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/19	2,000	2,132

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 5.00%, 1/1/25	1,000	1,208
		29,116

Oregon – 3.6%

Clackamas County G.O. Unlimited Bonds, Series B, 5.00%, 6/1/25	1,425	1,744

Deschutes County Administrative School District No.1 G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/26	2,935	3,635

Greater Albany School District No. 8J G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/25	1,625	1,986

Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program), 5.00%, 6/15/21	1,925	2,183

Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/24	3,915	4,737

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C, 5.00%, 4/1/22	2,000	2,317

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Oregon – 3.6% – continued

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/20	$1,740	$1,943
5.00%, 11/1/21	905	1,040

Oregon State G.O. Unlimited TANS, Series A, 5.00%, 9/28/18	7,500	7,792

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,239

Portland G.O. Unlimited Bonds, Series A, Public Safety Project, 5.00%, 6/15/22	1,165	1,358

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	4,440	4,443

Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/20	1,665	1,836
		37,253

Pennsylvania – 0.1%

Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding), 5.00%, 2/1/23	1,055	1,225

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	305
		1,530

Rhode Island – 0.0%

Rhode Island State Turnpike & Bridge Authority Motor Fuel Tax Revenue Refunding Bonds, Series A, 5.00%, 10/1/17	250	250

South Carolina – 2.6%

Charleston County Sales Tax G.O. Unlimited Bonds, Prerefunded, 4.50%, 11/1/17 (1)	500	502

Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/22	1,820	2,102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

South Carolina – 2.6% – continued

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	$5,705	$5,804

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,239

Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 3/1/21	2,000	2,252

Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured), 5.00%, 3/1/20	2,040	2,226
5.00%, 3/1/21	2,300	2,584

Spartanburg County School District No. 6 G.O. Unlimited Refunding BANS, 5.00%, 9/27/18	7,500	7,795

York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded, 5.25%, 3/1/19 (1)	1,330	1,411
		26,915

Tennessee – 0.3%

Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program), 5.00%, 11/1/21	2,125	2,442

Williamson County District School G.O. Unlimited Bonds, Series A, 5.00%, 4/1/20	1,000	1,097
		3,539

Texas – 6.2%

Brownsville G.O. Limited Refunding Bonds, 4.00%, 2/15/18	150	152

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	1,125	1,314

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.), 1.35%, 8/1/19 (2)(4)	2,000	1,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Texas – 6.2% – continued

Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/1/19 (2)(4)	$2,500	$2,535

Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	3,800	4,563

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/23	2,500	2,944

Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.), 3.00%, 6/1/19 (2)(4)	2,250	2,314

Laredo G.O. Limited Refunding Bonds, 5.00%, 2/15/23	3,595	4,205

Mckinney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/25	1,800	2,189

North Texas Tollway Authority Revenue Refunding Bonds, Series F, Second Tier, Prerefunded, 5.75%, 1/1/18 (1)	4,550	4,605

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 2.13%, 8/1/20 (2)(4)	2,245	2,252

Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/23	5,000	5,891

Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,012

San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (2)(4)	2,000	2,024

Texas State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/17	1,500	1,500

Texas State PFA G.O. Unlimited Bonds, Prerefunded, 5.00%, 10/1/17 (1)	500	500

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Texas – 6.2% – continued

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/18	$3,620	$3,767

Texas State TRANS, 4.00%, 8/30/18	20,000	20,543

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 12/15/21	500	572
		64,881

Utah – 1.1%

Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 7/15/23	1,000	1,186

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	7,746

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 10/1/19 (1)	425	459

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 10/1/27	45	48
5.00%, 10/1/28	30	32

Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/1/19	1,675	1,785
		11,256

Virginia – 7.1%

Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 2/15/18	255	259
5.00%, 2/15/19	305	322

Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	10,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Virginia – 7.1% – continued

Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	$1,010	$1,016

Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 6/1/18	2,990	3,072

Norfolk G.O. Unlimited Refunding Bonds, Series B, 5.00%, 10/1/25	1,275	1,562

Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/22	4,100	4,778

Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program), 5.00%, 9/1/23	4,290	5,105

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program), 5.00%, 2/1/23	1,285	1,517

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/18	3,465	3,553
5.00%, 5/15/20	8,170	8,986

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A, 5.00%, 8/1/22	3,505	4,084

Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding), 5.00%, 8/1/21	1,260	1,437

Virginia State Public School Authority School Financing Revenue Refunding Bonds (State Aid Withholding), 5.00%, 8/1/23	10,000	11,910

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Virginia – 7.1% – continued

Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	$10,000	$10,717

Virginia State Resources Authority Clean Water Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	3,500	3,900

Virginia State Resources Authority Clean Water State Revolving Fund Revenue Bonds, Subordinate Series, Prerefunded, 5.00%, 10/1/17 (1)	1,750	1,750
		74,006

Washington – 4.5%

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	10,000	10,305

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,586
5.00%, 12/1/20	2,000	2,236

King County G.O. Limited Refunding Bonds, Series E, 4.00%, 12/1/17	500	503

Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17	600	600

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	859

Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 4.00%, 12/1/19	1,000	1,056

University of Washington Revenue Refunding Bonds, Series B, 5.00%, 6/1/21	1,400	1,588

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.2% – continued

Washington – 4.5% – continued

Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program, 5.00%, 9/1/18	$4,750	$4,921

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,255

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/21	9,795	11,004

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015, 5.00%, 7/1/21	3,000	3,413

Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/20	2,170	2,426
		46,752

Wisconsin – 0.9%

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	200	222

PMA Levy & Aid Program Revenue Notes, Series A, 2.00%, 10/20/17	1,490	1,491

Wisconsin State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/25	6,125	7,479
		9,192
Total Municipal Bonds
(Cost $877,382)		887,103

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.1%

Northern Institutional Funds - Municipal Portfolio, 0.73% (6)(7)	25,000,000	$25,000

Northern Institutional Funds - U.S. Government Portfolio, 0.84% (6)(7)	69,198,026	69,198
Total Investment Companies
(Cost $94,198)		94,198

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 8.7%

Cobb County G.O. Unlimited TANS, 2.00%, 11/30/17	$5,000	$5,011

Colorado State General Fund Revenue TRANS, Series A, 4.00%, 6/27/18	10,000	10,224

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	1,050	1,082

Honolulu City & County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/17	2,965	2,976

Kenosha Unified School District No.11 Tax and Revenue Anticipation Promissory Notes, 2/22/18 (5)	2,500	2,518

Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), 1.05%, 8/15/18 (2)(4)	3,500	3,500

Madison Metropolitan School District TRANS, 2.00%, 9/6/18	10,000	10,088

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/23/18	9,160	9,220

Massachusetts State G.O. Limited RANS, Series B, 2.00%, 5/21/18	10,150	10,223

Miami-Dade County School District G.O. Limited Notes TANS, 2.00%, 2/27/18	5,000	5,023

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series E, 5.00%, 10/1/17	3,575	3,576

Northside Texas Independent School District Building Variable G.O. Unlimited Bonds (PSF-Gtd.), 1.35%, 6/1/18 (2)(4)	3,345	3,348

Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Refunding Bonds, Water Quality, 5.00%, 6/1/18	2,190	2,250

Peoria Variable G.O. Unlimited Refunding Bonds, Series A, 1.39%, 10/10/17 (4)(8)	5,000	5,000

PMA Levy & Aid Program Revenue Notes, Series A, 7/20/18 (5)	3,800	3,828

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 8.7% – continued

Revere Local School District G.O. Unlimited Bonds, School Facilities Improvement, Series A, 2.00%, 12/1/17	$1,000	$1,002

South Carolina Association of Governmental Organizations COPS, Series A (SCSDE Insured), 3.00%, 3/1/18	5,000	5,045

South Carolina State Association of Governmental Organizations COPS, Series D (SCSDE Insured), 3.00%, 3/1/18	5,000	5,042

Wichita Water & Sewer Utility Revenue Refunding Bonds, Series A, 5.00%, 10/1/17	2,000	2,000
Total Short-Term Investments
(Cost $90,963)		90,956

Total Investments – 103.0%
(Cost $1,062,543)		1,072,257

Liabilities less Other Assets – (3.0%)		(31,648)
NET ASSETS – 100.0%		$1,040,609

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(4)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2017 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.9%
AA	51.9
A	7.4
A1+ (Short Term)	8.6
A1 (Short Term)	1.3
BBB	0.1
Not Rated	3.0
Cash Equivalents	8.8

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.8%
Financials	8.8
General	14.2
General Obligations	35.9
School District	18.4
Transportation	5.6
All other sectors less than 5%	11.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$887,103	$–	$887,103
Investment Companies	94,198	–	–	94,198
Short-Term Investments	–	90,956	–	90,956
Total Investments	$94,198	$978,059	$–	$1,072,257

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9%

Alabama – 0.2%

Auburn University General Fee Revenue Refunding Bonds, Series A, 4.00%, 6/1/41	$1,000	$1,052

Birmingham Convertible G.O. Unlimited CABS, Series A, 5.00%, 3/1/27 (1)	1,000	1,160
		2,212

Arizona – 1.5%

Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/18 (2)	5,000	5,155

Maricopa County IDA Revenue Bonds, Series A, 5.00%, 1/1/41	1,750	2,014

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/36	1,000	1,056

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	5,000	5,783

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured), 5.00%, 6/1/44	2,000	2,278
		16,286

California – 10.9%

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18 (2)	1,500	1,556

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds, 5.25%, 8/1/31	5,000	6,072
6.25%, 11/1/34	2,830	3,133

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/30	2,525	3,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

California – 10.9% – continued

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/39	$5,000	$5,813

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, Chf-Irvine LLC, 5.00%, 5/15/32	1,000	1,161

Carlsbad Unified School District G.O. Unlimited Convertible Bonds, Series B, Election of 2006, 0.00%, 5/1/34 (1)	2,500	2,762

Contra Costa Transportation Authority Sales TRB, Series A, 5.00%, 3/1/31	1,000	1,221

Hartnell Community College District G.O. Unlimited Bonds, Series A, Election of 2016, 4.00%, 8/1/42	2,675	2,820

Los Angeles Community College District G.O. Unlimited Bonds, Series I, 4.00%, 8/1/35	2,000	2,153

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/29	4,350	5,234
5.00%, 8/1/31	14,690	17,664

Los Angeles Department of Water & Power System Revenue Bonds, Series E, 5.00%, 7/1/35	2,750	3,210

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	1,445	1,697

Los Angeles TRANS, 5.00%, 6/28/18	5,000	5,151

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, 5.00%, 1/1/34	1,000	1,070

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/30	1,500	1,823

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

California – 10.9% – continued

Los Angeles Wastewater System Subordinate Revenue Bonds, Series A, Green Bonds, 5.00%, 6/1/33	$2,000	$2,416

Marin Healthcare District G.O. Unlimited, Series A, Election of 2013, 4.00%, 8/1/47	2,000	2,103

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	7,020	7,494

Newport Mesa Unified School District G.O. Unlimited CABS Refunding Bonds, 0.00%, 8/1/41 (3)	2,000	801

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	1,000	1,206

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,407

San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2, 0.78%, 7/1/40 (1)	5,000	4,077
0.76%, 7/1/41 (1)	4,050	3,311

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19 (2)	5,000	5,305

San Francisco Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A, 2.95%, 4/1/26 (4)(5)	2,500	2,625

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,334

San Jose Unified School District Santa Clara County G.O. Unlimited CABS, Series C, Election of 2002 (NATL Insured), 0.00%, 8/1/30 (3)	2,500	1,717

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (2)	1,100	1,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

California – 10.9% – continued

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, 0.00%, 8/1/41 (1)	$3,200	$2,814

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18 (2)	7,000	7,276
		114,853

Colorado – 3.3%

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	5,000	5,944

Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/32	2,000	2,379

Colorado Sate Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project, 5.00%, 3/1/40	3,980	4,601

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 3/1/36 (6)	3,350	3,579

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,258
5.25%, 11/15/36	5,000	5,402

Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds, 4.00%, 9/15/42	2,000	2,144

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A, 5.00%, 8/1/42	1,500	1,729

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), 5.25%, 9/15/38	5,000	5,863
		34,899

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Connecticut – 0.8%

Connecticut State G.O. Unlimited Bonds, Series A, 4.00%, 4/15/37	$4,750	$4,879

Connecticut State Special Tax Obligation Revenue Bonds, Series A, 5.00%, 8/1/34	3,000	3,407
		8,286

District of Columbia – 4.2%

District of Columbia G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/33	10,000	11,993
5.00%, 6/1/38	1,000	1,155

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), Prerefunded, 5.50%, 10/1/18 (2)	1,010	1,056

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/18 (2)	20,000	20,917

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien, 5.00%, 10/1/36	5,000	5,799

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds, 5.00%, 10/1/45	2,500	2,873
		43,793

Florida – 5.7%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	5,000	5,688

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	510	551

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,395
5.00%, 9/1/25	1,000	1,128

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Florida – 5.7% – continued

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	$2,500	$2,776

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded, 6.25%, 10/1/19 (2)	3,000	3,313

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,799

Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded, 5.50%, 10/1/20 (2)	605	683

Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance, 5.50%, 10/1/29	1,895	2,123

Miami-Dade County Aviation Revenue Refunding Bonds, 5.00%, 10/1/41	450	515

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	2,000	2,325

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/38	5,000	5,658

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/1/39	4,025	4,550

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	10,000	11,330

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	1,340	1,340

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (2)	75	86

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Florida – 5.7% – continued

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	$4,925	$5,588

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds, 5.00%, 10/1/38	5,000	5,783

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A, 5.00%, 10/1/36	1,750	2,061
		59,692

Georgia – 3.1%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19 (2)	7,500	7,920

Georgia State G.O. Unlimited Bonds, Series A, Tranche 2, 5.00%, 2/1/27	3,075	3,791

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/28	4,890	6,137
5.00%, 7/1/30	2,455	3,047

Georgia State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 12/1/28	5,160	6,391

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project, 5.00%, 7/1/60	2,500	2,726
5.50%, 7/1/60	2,500	2,836
		32,848

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	4,000	4,423

Hawaii State G.O. Unlimited Bonds, Series FK, 5.00%, 5/1/29	3,000	3,678

Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 9/1/19 (2)	1,000	1,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Hawaii – 1.7% – continued

Honolulu City & County Variable G.O. Unlimited Refunding Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.24%, 9/1/20 (5)	$3,500	$3,501

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,368
		18,050

Illinois – 7.6%

Bourbonnais Industrial Project Revenue Bonds, Olivet Nazarene University Project, Prerefunded, 6.00%, 11/1/20 (2)	1,335	1,525

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,820

Chicago Midway Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/41	3,500	3,962

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien, 5.00%, 1/1/41	3,100	3,528

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,312

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/35	5,000	5,668

Cook County Sales Tax Revenue Refunding Bonds, 4.00%, 11/15/34	5,085	5,362

Illinois State Finance Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/28	1,500	1,866

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,695

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Illinois – 7.6% – continued

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded, 6.00%, 3/1/19 (2)	$4,850	$5,191

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded, 6.13%, 4/1/21 (2)	5,000	5,847

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,000	1,100

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	4,750	5,031

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/40	2,000	2,276

Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), Prerefunded, 5.50%, 1/1/18 (2)	5,000	5,059

Illinois State Toll Highway Authority Revenue Bonds, Series B, Prerefunded, 5.50%, 1/1/18 (2)	10,500	10,623

Kane County Forest Preserve District G.O. Unlimited Bonds, Series A, 3.25%, 12/15/32	2,905	2,953

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/1/34	3,400	4,457

Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,342

Will County G.O. Unlimited Bonds, 4.00%, 11/15/36	2,000	2,103

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,892
		79,612

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Indiana – 0.7%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	$3,150	$3,582

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured), 3.50%, 6/1/18	3,280	3,332
		6,914

Kentucky – 0.8%

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115, 5.00%, 4/1/30	2,500	2,888

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,262

Trimble County Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 3.75%, 6/1/33	3,500	3,539
		8,689

Louisiana – 1.0%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/19 (2)	5,000	5,286

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured), 5.00%, 12/1/41	5,000	5,706
		10,992

Maryland – 2.6%

Howard County G.O. Unlimited Bonds, Series A, 5.00%, 2/15/30	1,000	1,234

Maryland State G.O. Unlimited Bonds, First Series, 4.00%, 6/1/28	1,915	2,155

Maryland State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/24	5,000	6,078
5.00%, 8/1/26	10,000	12,476

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Maryland – 2.6% – continued

Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools, 5.00%, 5/1/30	$1,000	$1,185

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 7/1/31	2,500	2,610

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,221
		26,959

Massachusetts – 4.0%

Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A, 5.00%, 7/1/41	2,800	3,193

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	1,900	2,447

Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), 5.00%, 5/1/39	1,000	1,131

Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/30	6,000	7,123

Massachusetts State Housing Finance Agency Revenue Bonds, Series C, 3.90%, 12/1/42	1,000	1,017

Massachusetts State Housing Finance Agency Revenue Bonds, Series H, 4.40%, 12/1/46	1,000	1,041

Massachusetts State Port Authority Revenue Bonds, Series A, 5.00%, 7/1/40	2,725	3,136

Massachusetts State School Building Authority Senior Dedicated Sales TRB, Series A, 5.00%, 5/15/43	3,015	3,436

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded, 5.00%, 8/1/19 (2)	10,000	10,727

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Massachusetts – 4.0% – continued

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	$3,000	$3,269

University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1, 5.00%, 11/1/44	5,000	5,755
		42,275

Michigan – 2.3%

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/25	1,000	1,204

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I, 5.00%, 4/15/38	2,000	2,296

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,896

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,638

Michigan State Building Authority Revenue Refunding Bonds, Series I, 5.00%, 4/15/36	1,000	1,159

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, 5.00%, 10/1/39	3,200	3,555

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group, 5.00%, 9/1/39	2,000	2,208

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	2,000	2,252

Wayne County Airport Authority Revenue Refunding Bonds, Series G, 5.00%, 12/1/34	2,625	3,023
		24,231

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Minnesota – 0.3%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program), 5.00%, 2/1/28	$275	$341

Minnesota State G.O. Unlimited Bonds, Series A, 10/1/25 (6)	2,500	3,082
		3,423

Mississippi – 0.3%

Mississippi State Development Bank Special Obligation Revenue Bonds, Rankin County School District Bond Project, 5.00%, 6/1/31	1,155	1,390

Mississippi State G.O. Unlimited Bonds, Series A, 4.00%, 10/1/35	2,000	2,159
		3,549

Missouri – 0.4%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 5.00%, 5/1/33	1,000	1,175

Missouri State Health and Educational Facilities Authority Saint Louis University Revenue Bonds, Series A, 5.00%, 10/1/38	2,500	2,874
		4,049

Nebraska – 0.7%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, 5.00%, 11/15/36	1,000	1,154
5.00%, 11/15/37	1,000	1,151

Omaha Public Power District Electric Revenue Bonds, Series A, Prerefunded, 5.50%, 2/1/18 (2)	2,500	2,539

Omaha Public Power District Electric Revenue Bonds, Series B, 5.00%, 2/1/34	2,210	2,517
		7,361

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Nevada – 1.2%

Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured), 5.00%, 7/1/26	$1,670	$1,780

Clark County G.O. Limited Tax Bank Bonds, Prerefunded, 5.00%, 6/1/18 (2)	2,500	2,570

Clark County School District Building G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/26	3,080	3,752
4.00%, 6/15/34	2,500	2,672

Washoe County Highway Fuel TRB, 5.00%, 2/1/43	1,750	1,830
		12,604

New Hampshire – 1.7%

New Hampshire State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/27	5,000	6,043

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded, 5.25%, 6/1/19 (2)	11,000	11,774
		17,817

New Jersey – 0.9%

New Jersey State Turnpike Authority Revenue Bonds, Series A, 4.00%, 1/1/35	9,500	10,065

New Mexico – 0.2%

New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured), 5.00%, 9/1/26	1,600	1,650

New York – 16.4%

Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A, 5.00%, 2/15/38	3,000	3,511

Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded, 6.00%, 5/1/19 (2)	5,000	5,395

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.4% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded, 5.50%, 11/15/18 (2)	$10,000	$10,519

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (2)	5,000	5,423

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (2)	5,000	5,635

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1, 5.00%, 11/15/33	3,000	3,548

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.00%, 11/15/34	2,000	2,358

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Prerefunded, 5.75%, 6/15/18 (2)	2,305	2,385

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, Unrefunded Balance, 5.75%, 6/15/40	7,695	7,967

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013, 5.00%, 6/15/47	2,500	2,835

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries BB-1, 6/15/46 (6)	2,500	2,910

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017, 5.00%, 6/15/46	5,000	5,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.4% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.25%, 6/15/36	$2,000	$2,433
5.00%, 6/15/39	1,800	2,116

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/39	2,000	2,317

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-1, Fiscal 2018 (State Aid Withholding), 4.00%, 7/15/36	3,500	3,773

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,650

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 2/1/38	3,000	3,507

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series C, 5.00%, 11/1/33	3,000	3,585

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-3, 4.00%, 8/1/42	5,000	5,335
4.00%, 8/1/43	10,000	10,627

New York City Transitional Finance Authority Revenue Bonds, Series A-2, 5.00%, 8/1/34	5,000	5,969
5.00%, 8/1/35	2,000	2,380

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1, 11/1/34 (6)	500	593

New York G.O. Unlimited Bonds, Series B-1, 5.25%, 10/1/31	5,000	6,239

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.4% – continued

New York G.O. Unlimited Bonds, Series I, Subseries 1-I, 5.00%, 3/1/28	$1,510	$1,777

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/26	5	6

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (2)	3,870	4,197

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	1,130	1,219

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University, 5.00%, 10/1/46	500	665

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University, 5.00%, 7/1/29	2,000	2,465

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A, 5.00%, 2/15/30	5,000	6,064

New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded, 5.75%, 3/15/19 (2)	11,980	12,811

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/26	1,000	1,216

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,268

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

New York – 16.4% – continued

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity, 5.50%, 4/15/35	$5,000	$6,925

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured), 4.15%, 11/1/47	1,000	1,032

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	50	59

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/43	2,000	2,254

Port Authority of New York and New Jersey Consolidated Revenue Refunding Bonds, Series 205, 5.00%, 11/15/32	2,000	2,443

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/28	2,500	3,039
5.00%, 10/15/29	2,000	2,415

Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 5.00%, 11/15/35	2,305	2,747
		172,411

North Carolina – 1.3%

Charlotte COPS, Series B, 3.00%, 6/1/22	2,000	2,003

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	2,693

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	6,015	7,168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

North Carolina – 1.3% – continued

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/1/32	$1,500	$1,772
		13,636

Ohio – 0.2%

Northeast Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	945	1,100

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 4.00%, 1/1/36	1,000	1,064
		2,164

Oklahoma – 0.2%

Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A, 4.00%, 1/1/35	355	372

Tulsa Public Facilities Authority Revenue Bonds, 3.00%, 6/1/29	2,000	2,033
		2,405

Oregon – 1.3%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program), 0.00%, 6/15/38 (3)	7,500	3,248

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	1,100	1,319

Oregon State G.O. Unlimited TANS, Series A, 5.00%, 9/28/18	5,000	5,195

Oregon State Health & Science University Revenue Refunding Bonds, Series B, 5.00%, 7/1/38	2,035	2,356

Port of Portland Airport Revenue Bonds, Series 24A, 5.00%, 7/1/47	1,000	1,149
		13,267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Pennsylvania – 1.5%

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds, 5.00%, 5/1/32	$820	$954
5.00%, 5/1/35	865	996

Delaware River Joint Toll Bridge Commission Revenue Bonds, 5.00%, 7/1/32	1,000	1,190

Geisinger Authority Health System Revenue Refunding Bonds, Series A-2, 5.00%, 2/15/34	5,525	6,442

Montgomery County G.O. Unlimited Bonds, Series A, 3.00%, 7/1/33	580	583

Pennsylvania Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series A, 11/15/37 (6)	2,500	2,590

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B, 4.10%, 10/1/45	570	583

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 12/1/42 (6)	1,000	1,148
12/1/47 (6)	1,250	1,426
		15,912

South Carolina – 2.2%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,880	7,080

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19 (2)	13,000	13,742

South Carolina State Public Service Authority Revenue Refunding Bonds, Series C, 5.00%, 12/1/46	2,000	2,190
		23,012

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Tennessee – 0.0%

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B, 3.38%, 7/1/38	$145	$142

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B, 3.95%, 1/1/38	315	322
		464

Texas – 4.5%

Austin Electric Utility System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	500	601

Bexar County G.O. Limited Bonds, Prerefunded, 4.00%, 6/15/32	2,000	2,181

Brushy Creek Regional Utility Authority Contract Revenue Refunding Bonds, Regional Water Treatment and Distribution, 3.75%, 8/1/38	500	511

Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 6.38%, 2/15/18 (2)	5,000	5,102

Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), Prerefunded, 6.00%, 8/15/18 (2)	5,000	5,222

Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded, 0.00%, 8/15/18 (7)	12,505	5,885

Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/33	1,000	1,091

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 6.25%, 5/15/18 (2)	10,000	10,330

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/39	2,500	2,847

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Texas – 4.5% – continued

Texas State Water Development Board Revenue Bonds, Series A, 4/15/38 (6)	$2,500	$2,677
10/15/47 (6)	10,000	10,542
		46,989

Utah – 0.4%

Provo G.O. Unlimited Refunding Bonds, 5.00%, 1/1/26	500	617

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/42	3,000	3,446
		4,063

Virginia – 0.1%

Norfolk G.O. Unlimited Bonds, Series A, 5.00%, 10/1/41	500	584

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	500	584
		1,168

Washington – 1.1%

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, 5.00%, 12/1/40	560	644

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services, 5.00%, 10/1/38	5,000	5,521

Washington State Housing Finance Commission Revenue Refunding Bonds, Single Family Program, 3.70%, 12/1/34	185	191

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	2,000	2,314

Washington State University Revenue Refunding Bonds, 5.00%, 4/1/40	1,320	1,498

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/34	1,340	1,564
		11,732

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 86.9% – continued

Wisconsin – 1.6%

PMA Levy & Aid Program Revenue Notes, Series A, 10/19/18 (6)	$5,000	$5,048

Wisconsin State Environmental Improvement Fund Taxable Revenue Notes, Series B, 1.30%, 6/1/18	9,000	8,985

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/36	2,295	2,378
		16,411
Total Municipal Bonds
(Cost $886,428)		914,743

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.4%

Northern Institutional Funds -U.S. Government Portfolio, 0.84% (8)(9)	77,998,473	$77,998
Total Investment Companies
(Cost $77,998)		77,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.8%

Fulton County G.O. Unlimited TANS, 2.00%, 12/29/17	$15,000	$15,040

Massachusetts State G.O. Limited RANS, Series A, 2.00%, 4/23/18	5,000	5,033

Massachusetts State G.O. Limited RANS, Series B, 2.00%, 5/21/18	10,000	10,072

Texas State TRANS, 4.00%, 8/30/18	50,000	51,358
Total Short-Term Investments
(Cost $81,539)		81,503

Total Investments – 102.1%
(Cost $1,045,965)		1,074,244

Liabilities less Other Assets – (2.1%)		(21,916)
NET ASSETS – 100.0%		$1,052,328

(1)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(2)	Maturity date represents the prerefunded date.
(3)	Zero coupon bond.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply & demand.
(5)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the puttable date.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(7)	Zero coupon bond. Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.1%
AA	47.8
A	20.5
A1+ (Short Term)	6.7
A1 (Short Term)	1.9
BBB	0.2
Not Rated	0.5
Cash Equivalents	7.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.9%
Financials	7.3
General	20.1
General Obligation	19.9
Power	7.1
School District	5.7

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

INDUSTRY SECTOR	% OF INVESTMENTS
Transportation	7.8
Water	15.3
All other sectors less than 5%	10.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds (1)	$–	$914,743	$–	$914,743
Investment Companies	77,998	–	–	77,998
Short-Term Investments	–	81,503	–	81,503
Total Investments	$77,998	$996,246	$–	$1,074,244

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry And Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

See Notes to the Financial Statements.

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NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax- Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security;

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SEPTEMBER 30, 2017 (UNAUDITED)

the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2017, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

Short-Intermediate Tax-Exempt	Daily	Monthly

Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds. At March 31, 2017 the following reclassifications were recorded:

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Short-Intermediate Tax-Exempt	$19		$(19)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2016 through the fiscal year ended March 31, 2017, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Arizona Tax-Exempt	$1,740
California Intermediate Tax-Exempt	4,603
California Tax-Exempt	2,719
Intermediate Tax-Exempt	35,671
Short-Intermediate Tax-Exempt	1,180
Tax-Exempt	14,610

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2017, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2018	MARCH 31, 2019
High Yield Municipal	$23,276	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
High Yield Municipal	$9,636	$–

During the tax year ended March 31, 2017, the Tax-Exempt Fund utilized approximately $6,296,000 in capital loss carry forwards.

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Arizona Tax-Exempt	$58	$–	$–	$3,256

California Intermediate

Tax-Exempt	267	1	–	10,383

California Tax-Exempt	131	1	–	9,455

High Yield Municipal	407	13	–	17,162

Intermediate Tax-Exempt	1,151	4	–	26,302

Short-Intermediate

Tax-Exempt	–	–	–	9,162

Tax-Exempt	527	–	–	20,947

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,128	$1,251	$113
California Intermediate Tax-Exempt	12,289	3,324	1,469
California Tax-Exempt	5,596	2,160	95
High Yield Municipal	20,952	757	–

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SEPTEMBER 30, 2017 (UNAUDITED)

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Intermediate Tax-Exempt	$61,276	$29,007	$16,536
Short-Intermediate Tax-Exempt	13,086	446	1,396
Tax-Exempt	33,646	1,134	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,115	$547	$–
California Intermediate Tax-Exempt	12,158	337	861
California Tax-Exempt	4,849	121	–
High Yield Municipal	15,257	75	–
Intermediate Tax-Exempt	63,785	9,777	2,939
Short-Intermediate Tax-Exempt	14,955	313	124
Tax-Exempt	32,022	49	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2017, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not

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NOTES TO THE FINANCIAL STATEMENTS continued

reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
High Yield Municipal	0.77%	0.747%	0.725%	0.80%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio (formerly known as the Diversified Assets Portfolio) of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2017, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

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SEPTEMBER 30, 2017 (UNAUDITED)

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2017, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$–	$36,817	$–	$32,637
California Intermediate Tax-Exempt	–	102,040	–	96,310
California Tax-Exempt	–	49,618	–	56,024
High Yield Municipal	–	19,144	–	32,566
Intermediate Tax-Exempt	–	1,756,963	–	1,843,882
Short-Intermediate Tax-Exempt	–	234,500	–	236,683
Tax-Exempt	–	593,944	–	679,790

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$4,161	$(10)	$4,151	$116,276
California Intermediate Tax-Exempt	16,808	(1,480)	15,328	458,752
California Tax-Exempt	11,498	(319)	11,179	167,737
High Yield Municipal	28,022	(1,382)	26,640	433,305
Intermediate Tax-Exempt	51,390	(6,739)	44,651	2,737,104
Short-Intermediate Tax-Exempt	10,591	(877)	9,714	1,062,543
Tax-Exempt	30,575	(2,296)	28,279	1,045,965

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,321	$14,127	65	$689	(766)	$(8,169)	620	$6,647
California Intermediate Tax-Exempt	3,076	32,966	119	1,280	(3,499)	(37,423)	(304)	(3,177)
California Tax-Exempt	1,151	13,406	125	1,456	(1,257)	(14,612)	19	250
High Yield Municipal	3,883	34,150	93	820	(6,119)	(53,836)	(2,143)	(18,866)
Intermediate Tax-Exempt	23,125	243,635	492	5,193	(28,816)	(303,292)	(5,199)	(54,464)
Short-Intermediate Tax-Exempt	10,117	104,946	91	947	(11,126)	(115,511)	(918)	(9,618)
Tax-Exempt	8,748	93,430	237	2,528	(12,608)	(134,458)	(3,623)	(38,500)

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	4,472	$48,730	215	$2,276	(4,909)	$(51,990)	(222)	$(984)
California Intermediate Tax-Exempt	11,128	121,043	516	5,476	(13,236)	(141,563)	(1,592)	(15,044)
California Tax-Exempt	4,863	58,271	371	4,335	(5,471)	(64,263)	(237)	(1,657)
High Yield Municipal	22,068	198,682	211	1,875	(31,260)	(271,953)	(8,981)	(71,396)
Intermediate Tax-Exempt	77,835	835,530	4,794	49,561	(109,983)	(1,158,757)	(27,354)	(273,666)
Short-Intermediate Tax-Exempt	32,836	340,183	330	3,404	(42,529)	(440,777)	(9,363)	(97,190)
Tax-Exempt	41,466	447,646	583	6,243	(37,716)	(400,129)	4,333	53,760

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio	$10,157	$40,050	$36,137	$–	$–	$40	$14,070	14,070
California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio	$21,202	$83,877	$93,251	$–	$–	$62	$11,828	11,828
California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio	$13,853	$51,126	$49,589	$–	$ –	$55	$15,390	15,390
High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio	$9,385	$49,355	$54,109	$ –	$–	$33	$4,631	4,631
Intermediate Tax-Exempt	Northern Institutional Funds - Municipal Portfolio	$125,000	$ –	$ –	$–	$–	$396	$125,000	125,000
	Northern Institutional Funds - U.S. Government Portfolio	117,686	1,025,959	978,364	–	–	583	165,281	165,281
	Total	$242,686	$1,025,959	$978,364	$–	$–	$979	$290,281	290,281
Short-Intermediate Tax-Exempt	Northern Institutional Funds - Municipal Portfolio	$25,000	$ –	$ –	$–	$–	$79	$25,000	25,000
	Northern Institutional Funds - U.S. Government Portfolio	72,902	254,116	257,820	–	–	350	69,198	69,198
	Total	$97,902	$254,116	$257,820	$ –	$ –	$429	$94,198	94,198

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SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio	$25,318	$456,262	$403,582	$–	$–	$180	$77,998	77,998

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 92), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.46%	$1,000.00	$1,027.90	$2.34
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.45%	$1,000.00	$1,025.40	$2.28
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.46%	$1,000.00	$1,029.80	$2.34
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.80%	$1,000.00	$1,035.10	$4.08
Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.45%	$1,000.00	$1,025.10	$2.28
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.45%	$1,000.00	$1,008.80	$2.27
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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SEPTEMBER 30, 2017 (UNAUDITED)

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.45%	$1,000.00	$1,028.30	$2.29
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, fixed income stress reporting programs and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of

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Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. The Trustees also considered the Fund’s three-year performance versus net expenses as compared to its Broadridge peer group. Among other performance data considered, the Trustees noted that:

The Arizona Tax-Exempt Fund underperformed its Broadridge performance universe average for the one- and three-year periods and outperformed for the five-year period ended January 31, 2017. The Fund underperformed its benchmark for the one-, three- and five- year periods ended March 31, 2017.

The California Intermediate Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one- and five-year periods ended March 31, 2017 and outperformed for the three-year period.

The California Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one-year period ended March 31, 2017 and outperformed for the three- and five-year periods.

The High Yield Municipal Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one-year period ended March 31, 2017 and outperformed for the three- and five-year periods.

The Intermediate Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2017. The Fund underperformed its benchmark for the one-, three- and five- year periods ended March 31, 2017.

The Short-Intermediate Tax-Exempt Fund underperformed its Broadridge performance universe average for the one-, three- and and five-year periods ended January 31, 2017; and underperformed its benchmark for the one-, three- and five- year periods ended March 31, 2017.

The Tax-Exempt Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017. The Fund underperformed

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APPROVAL OF MANAGEMENT AGREEMENT continued

its benchmark for the one-year period ended March 31, 2017 and outperformed for the three- and five-year periods.

The Trustees took into account management’s discussion of the Funds’ performance. They considered the Funds’ investment performance relative to the investment base the Funds are intended to serve. They also took into account the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined that, based on the information received, Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Funds’ exemptive order.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fee of the Arizona Tax-Exempt, California Tax-Exempt and Tax Exempt Funds were below their respective Broadridge peer group medians and that the net management fees of the California Intermediate Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt and Short-Intermediate Tax-Exempt Funds were above their respective Broadridge peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective expense peer group median and its Broadridge category objective median.

The Trustees took into account Northern’s discussion of the Funds’ expenses. The Trustees also noted that Northern had reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees took into account that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements

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during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the Intermediate Tax-Exempt Fund had reached the specified asset levels at which one or more breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, the total expenses of each of the Funds after reimbursements was below the objective median of its respective Broadridge category.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

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MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

9	SCHEDULES OF INVESTMENTS

9	MONEY MARKET FUND
Ticker Symbol: NORXX

13	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

21	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

26	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

30	NOTES TO THE FINANCIAL STATEMENTS

37	FUND EXPENSES

38	APPROVAL OF MANAGEMENT AGREEMENT

44	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Money Market Funds. Although each of the Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

The Money Market Fund and the Municipal Money Market Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands, except per share data	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost, which approximates fair value	$209,506	$448,259	$8,381,830	$2,413,552
Repurchase agreements, at cost, which approximates fair value	8,593	–	6,729,614	870,400
Cash	–	127	66,768	–
Interest income receivable	140	388	9,956	1,626
Receivable for securities sold	–	200	–	–
Receivable for fund shares sold	345	176	14,874	524,467
Receivable from affiliates for expense reimbursements	7	20	17	7
Prepaid and other assets	1	2	131	24
Total Assets	218,592	449,172	15,203,190	3,810,076
LIABILITIES:
Cash overdraft	207	–	–	–
Payable for securities purchased	14,500	10,005	7,782	–
Payable for fund shares redeemed	–	125	71,218	–
Distributions payable to shareholders	153	282	9,132	2,001
Payable to affiliates:
Management fees	11	25	828	179
Custody fees	1	2	38	6
Transfer agent fees	–	1	37	8
Trustee fees	2	–	20	19
Accrued other liabilities	144	83	63	37
Total Liabilities	15,018	10,523	89,118	2,250
Net Assets	$203,574	$438,649	$15,114,072	$3,807,826
ANALYSIS OF NET ASSETS:
Capital stock	$203,510	$438,715	$15,114,012	$3,807,792
Accumulated undistributed net investment loss	(46)	–	(9)	(14)
Accumulated undistributed net realized gain (loss)	110	(66)	69	48
Net Assets	$203,574	$438,649	$15,114,072	$3,807,826
Shares Outstanding ($.0001 par value, unlimited authorization)	203,468	438,649	15,114,045	3,807,830
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$960	$1,275	$74,290	$15,574
Income from affiliates (Note 6)	–	–	51	–
Total Investment Income	960	1,275	74,341	15,574
EXPENSES:
Management fees	281	520	25,880	5,343
Custody fees	23	23	843	184
Transfer agent fees	13	24	1,176	243
Registration fees	16	12	26	18
Printing fees	42	33	42	32
Professional fees	20	21	107	48
Trustee fees	5	5	68	24
Insurance fees	29	25	16	12
Other	8	7	39	15
Total Expenses	437	670	28,197	5,919
Less expenses voluntarily reimbursed by investment adviser	(115)	(447)	–	–
Less expenses contractually reimbursed by investment adviser	(130)	(107)	(638)	(217)
Less custodian credits	(2)	(10)	(20)	(1)
Net Expenses	190	106	27,539	5,701
Net Investment Income	770	1,169	46,802	9,873
NET REALIZED GAINS:
Net realized gains on:
Investments	–	–	31	7
Net Gains	–	–	31	7
Net Increase in Net Assets Resulting from Operations	$770	$1,169	$46,833	$9,880

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2017

	MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$770	$7,032	$1,169	$2,759	$46,802	$15,398	$9,873	$5,258
Net realized gains (losses)	–	978	–	(65)	31	38	7	40
Net increase from payment by affiliate (Note 6)	–	136	–	91	–	–	–	–
Net Increase in Net Assets Resulting from Operations	770	8,146	1,169	2,785	46,833	15,436	9,880	5,298
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	38,968	(7,397,266)	234,793	(5,456,159)	(1,367,900)	13,122,151	526,752	(606,916)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	38,968	(7,397,266)	234,793	(5,456,159)	(1,367,900)	13,122,151	526,752	(606,916)
DISTRIBUTIONS PAID:
From net investment income	(770)	(7,945)	(1,169)	(3,024)	(46,802)	(15,407)	(9,873)	(5,265)
From net realized gains	–	(71)	–	(622)	–	–	–	–
Total Distributions Paid	(770)	(8,016)	(1,169)	(3,646)	(46,802)	(15,407)	(9,873)	(5,265)
Total Increase (Decrease) in Net Assets	38,968	(7,397,136)	234,793	(5,457,020)	(1,367,869)	13,122,180	526,759	(606,883)
NET ASSETS:
Beginning of period	164,606	7,561,742	203,856	5,660,876	16,481,941	3,359,761	3,281,067	3,887,950
End of period	$203,574	$164,606	$438,649	$203,856	$15,114,072	$16,481,941	$3,807,826	$3,281,067
Accumulated Undistributed Net Investment Loss	$(46)	$(46)	$–	$–	$(9)	$(9)	$(14)	$(14)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Net increase from payment by affiliate (Note 6)	–	– (3)	– (4)	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(5)	–	–	–	–	–	–
From net realized gains	–	– (6)	– (6)	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(7)	0.45%	0.42%	0.05%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$203,574	$164,606	$7,561,742	$8,844,593	$7,979,006	$8,576,752
Ratio to average net assets of:(8)
Expenses, net of reimbursements and credits(9)	0.23%	0.34%	0.26%	0.17%	0.18%	0.24%
Expenses, before reimbursements and credits(9)	0.52%	0.37%	0.36%	0.39%	0.48%	0.48%
Net investment income, net of reimbursements and credits(9)	0.91%	0.22%	0.05%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(9)	0.62%	0.19%	(0.05)%	(0.21)%	(0.29)%	(0.23)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.
(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(7)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)	– (2)	0.01	– (2)	– (2)	– (2)	– (2)
Net increase from payment by affiliate (Note 6)	–	– (3)	–	–	–	–
Total from Investment Operations	–	0.01	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (4)	(0.01)	– (4)	– (4)	– (4)	– (4)
From net realized gains	–	– (5)	– (5)	– (5)	–	–
Total Distributions Paid	–	(0.01)	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(6)	0.37%	0.53%	0.02%	0.02%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$438,649	$203,856	$5,660,876	$6,273,372	$6,427,560	$6,657,305
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.07%	0.34%	0.09%	0.07%	0.10%	0.17%
Expenses, before reimbursements and credits(8)	0.43%	0.37%	0.36%	0.39%	0.48%	0.48%
Net investment income, net of reimbursements and credits(8)	0.75%	0.11%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(8)	0.39%	0.08%	(0.26)%	(0.31)%	(0.37)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $91,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(5)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(6)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.30%	0.12%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$15,114,072	$16,481,941	$3,359,761	$1,763,668	$1,383,478	$1,329,392
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.22%	0.09%	0.10%	0.17%
Expenses, before reimbursements and credits(6)	0.36%	0.36%	0.36%	0.40%	0.48%	0.48%
Net investment income, net of reimbursements and credits(6)	0.60%	0.15%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(6)	0.59%	0.14%	(0.13)%	(0.30)%	(0.37)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	–	–	–	–	–	–
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income(3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.31%	0.15%	0.02%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,807,826	$3,281,067	$3,887,950	$3,359,681	$3,727,033	$3,537,631
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.20%	0.09%	0.10%	0.15%
Expenses, before reimbursements and credits(6)	0.37%	0.36%	0.36%	0.39%	0.48%	0.48%
Net investment income, net of reimbursements and credits(6)	0.62%	0.14%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits(6)	0.60%	0.13%	(0.15)%	(0.29)%	(0.37)%	(0.32)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER – 12.9%

ABS Other – 12.9%

Cancara Asset Securitisation LLC 1.32%, 11/27/17	$3,000	$2,994

Charta Corp. LLC, 1.31%, 11/1/17	3,000	2,997

Concord Minutemen Capital Co. LLC, Class A, 1.35%, 12/1/17 (1)	3,000	2,993

CRC Funding LLC, 1.32%, 12/7/17 (1)	2,000	1,995

Kells Funding LLC, 1.29%, 11/6/17 (1)	750	749
1.35%, 12/12/17 (1)	3,000	2,992

Lexington Parker Capital Co. LLC, 1.37%, 11/22/17 (1)	3,000	2,994
1.37%, 12/18/17 (1)	1,000	997

Matchpoint Finance PLC, 1.36%, 11/1/17 (1)	500	499

Ridgefield Funding Co. LLC, 1.37%, 12/12/17 (1)	3,000	2,992
1.37%, 12/15/17	500	499

Sheffield Receivables Corp., 1.39%, 11/17/17	3,000	2,995
1.40%, 12/15/17	600	598
		26,294
Total ABS Commercial Paper
(Cost $26,294)		26,294

CERTIFICATES OF DEPOSIT – 21.6%

Banking – 21.6%

Bank of Montreal, Chicago Branch, (Floating, ICE LIBOR USD 1M + 0.13%) 1.37%, 10/20/17 (2)	3,000	3,000
1.32%, 11/21/17	3,000	3,000

Citibank N.A., New York Branch, 1.31%, 11/1/17	4,000	4,000

Commonwealth Bank of Australia, New York Branch, 1.27%, 10/12/17	8,000	8,000

Credit Agricole S.A., London Branch, 1.35%, 11/1/17	3,000	3,000

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 1.31%, 11/1/17	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 21.6% – continued

Banking – 21.6% – continued

KBC Bank N.V., Brussels Branch, 1.48%, 1/2/18 (2)(3)	$4,000	$4,000

Mitsubishi UFJ Trust & Banking Corp., (Floating, ICE LIBOR USD 1M + 0.25%) 1.49%, 10/12/17 (4)	1,500	1,500

Mizuho Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 1M + 0.26%) 1.50%, 10/24/17 (4)	3,000	3,000

Oversea-Chinese Banking Corp. Ltd., 1.33%, 10/19/17	500	500
1.40%, 1/19/18	750	750

Shizuoka Bank Ltd., New York Branch, 1.39%, 10/17/17	3,000	3,000

State Street Bank and Trust Company, 1.30%, 10/23/17	3,500	3,500

Sumitomo Mitsui Banking Corp., New York Branch, (Floating, ICE LIBOR USD 1M + 0.26%) 1.49%, 10/18/17 (4)	3,750	3,751
		44,001
Total Certificates Of Deposit
(Cost $44,001)		44,001

COMMERCIAL PAPER – 11.8%

Banking – 5.9%

DBS Bank Ltd., 1.31%, 11/29/17 (1)	4,000	3,991

Mitsubishi UFJ Trust & Banking Corp., 1.26%, 10/17/17 (1)	2,000	1,999

United Overseas Bank Ltd., 1.30%, 11/22/17 (1)	6,000	5,989
		11,979

Foreign Local Government – 4.4%

Erste Abwicklungsanstalt, 1.31%, 10/25/17 (1)	4,000	3,996

NRW.BANK, 1.27%, 10/2/17	5,000	5,000
		8,996

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 11.8% – continued

Healthcare – 1.5%

Baylor Scott & White Holdings 1.35%, 10/25/17	$3,000	$2,998
Total Commercial Paper
(Cost $23,973)		23,973

CORPORATE NOTES/BONDS – 2.7%

Financial Services – 2.7%

Capital Source 16 LLC 1.39%, 11/1/17 (2)(3)	5,500	5,500
Total Corporate Notes/Bonds
(Cost $5,500)		5,500

EURODOLLAR TIME DEPOSITS – 26.0%

Banking – 26.0%

Australia and New Zealand Banking Group, 1.07%, 10/2/17	10,000	10,000

Commonwealth Bank of Australia, London, 1.12%, 10/2/17	2,000	2,000

Credit Agricole S.A., London Branch, 1.10%, 10/2/17	7,000	7,000

Credit Industrial et Commercial, Paris Branch, 1.10%, 10/2/17	10,000	10,000

DNB Bank ASA, New York Branch, 1.05%, 10/2/17	9,838	9,838

Natixis S.A., New York Branch, 1.08%, 10/2/17	6,000	6,000

Skandinaviska Enskilda Banken AB, 1.06%, 10/2/17	8,000	8,000
		52,838
Total Eurodollar Time Deposits
(Cost $52,838)		52,838

MUNICIPAL INVESTMENTS – 27.9%

California – 8.0%

California State Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 1.28%, 10/19/17	5,000	5,000

Canyon Oaks LLC, (FHLB of San Francisco LOC), 1.25%, 10/9/17 (3)(5)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 27.9% – continued

California – 8.0% – continued

HW Hellman Building L.P. Bonds, (FHLB of San Francisco LOC), 1.25%, 10/9/17 (3)(5)	$3,000	$3,000

Landing at College Square LLC Bonds, (FHLB of San Francisco LOC), 1.25%, 10/9/17 (3)(5)	3,300	3,300
		16,300

Idaho – 1.5%

Idaho State Housing & Finance Association Mortgage Revenue Bonds, Series A, 1.25%, 10/9/17 (3)(5)	3,000	3,000

Illinois – 2.4%

Lexington Financial Services LLC, (Bank of America N.A. LOC), 1.32%, 10/9/17 (3)(5)	5,000	5,000

Maryland – 1.5%

Maryland State Department of Housing & Community Development Administration Taxable Revenue Bonds, Series E, 1.20%, 10/9/17 (3)(5)	3,000	3,000

Texas – 5.7%

South Central Texas Industrial Development Corp. Revenue Bonds, ROHR Industrial Project, (JP Morgan Securities LLC LOC), 1.25%, 10/9/17 (3)(5)	7,500	7,500

Texas Public Finance Authority Municipal Interest Bearing CP, (Texas State LOC), 1.35%, 12/6/17	4,100	4,100
		11,600

Washington – 8.8%

ASC Admiral Way LLC, (FHLB of San Francisco LOC), 1.25%, 10/9/17 (3)(5)	8,000	8,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 27.9% – continued

Washington – 8.8% – continued

ASC Mercer Island LLC, (FHLB of San Francisco LOC), 1.25%, 10/9/17 (3)(5)	$10,000	$10,000
		18,000
Total Municipal Investments
(Cost $56,900)		56,900

Investments, at Amortized Cost
($209,506)		209,506

REPURCHASE AGREEMENTS – 4.2% (6)

Repurchase Agreements – 4.2%

Citigroup Global Markets, Inc., dated 9/29/17, repurchase price $8,594 1.08%, 10/2/17	8,593	8,593
Total Repurchase Agreements
(Cost $8,593)		8,593

Total Investments – 107.1%
(Cost $218,099) (7)		218,099

Liabilities less Other Assets – (7.1%)		(14,525)
NET ASSETS – 100.0%		$203,574

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(4)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(5)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$8,765	1.50%	12/31/18

(7)	The cost for federal income tax purposes was approximately $218,099,000.

Percentages shown are based on Net Assets.

At September 30, 2017, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	29.8%
2 – 15 Days	30.3
16 – 30 Days	13.8
31 – 60 Days	14.5
61 – 97 Days	11.3
98 – 180 Days	0.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund (1)	$–	$218,099	$–	$218,099

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

ABS - Asset-Backed Securities

CP - Commercial Paper

FHLB - Federal Home Loan Bank

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

LOC - Letter of Credit

USD - Unites States Dollar

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2%

Alabama – 2.1%

Chatom Alabama IDB Gulf Opportunity Zone Revenue Bonds, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 1.06%, 10/9/17 (1)(2)	$3,700	$3,700

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project, (JPMorgan Chase Bank N.A. LOC), 0.98%, 10/9/17 (1)(2)	5,500	5,500
		9,200

Alaska – 2.1%

Alaska State Housing Finance Corp. Home Mortgage Revenue Bonds, Series B, (FHLB LOC), 0.94%, 10/9/17 (1)(2)	1,000	1,000

Alaska State Industrial Development & Export Authority Revenue Refunding Bonds, Series A, Greater Fairbanks (MUFG Union Bank N.A. LOC), 0.95%, 10/9/17 (1)(2)	2,000	2,000

Valdez City Revenue Refunding Bonds, Series B, Exxon Pipeline Project, 0.93%, 10/2/17 (1)(2)	6,300	6,300
		9,300

California – 7.9%

California Pollution Control Financing Authority Revenue Refunding Bonds, Series B, Pacific Gas & Electric Co., (Canadian Imperial Bank of Commerce LOC), 0.95%, 10/2/17 (1)(2)	12,500	12,500

California State G.O. Unlimited Bonds, Series A-5, Kindergarten Project, (Citibank N.A. LOC), 0.82%, 10/2/17 (1)(2)	6,495	6,495

California State Health Facilities Financing Authority Revenue Bonds, Series C, Kaiser Permanente 0.94%, 10/9/17 (1)(2)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

California – 7.9% – continued

California Statewide Communities Development Authority MFH Revenue Bonds, Series WW (AMT), David Avenue Apartments, (FHLMC LOC), 0.96%, 10/9/17 (1)(2)	$5,300	$5,300

Daly City Housing Development Finance Agency Multifamily Revenue Refunding Bonds, Series A, Serramonte Del Ray, (FNMA LOC), 0.96%, 10/9/17 (1)(2)	1,200	1,200

Oceanside City MFH Revenue Bonds, Shadow Way (Non AMT), (FHLMC LOC), 0.96%, 10/9/17 (1)(2)	4,225	4,225
		34,720

Colorado – 1.5%

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series B-1, National Jewish Federation Board Program, (Toronto-Dominion Bank LOC), 0.95%, 10/2/17 (1)(2)	1,400	1,400

Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools, (FHLB of San Francisco LOC), 0.95%, 10/9/17 (1)(2)	2,135	2,135

Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3, 0.91%, 10/9/1 7(1)(2)	3,220	3,220
		6,755

Florida – 6.0%

Florida State HFA Revenue Bonds, (FNMA LOC), 0.93%, 10/9/17 (1)(2)	5,500	5,500

Highlands County Health Facilities Authority Revenue Bonds, Series A, Hospital Adventist Health System, 0.94%, 10/9/17 (1)(2)	1,500	1,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Florida – 6.0% – continued

Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System, 0.94%, 10/9/17 (1)(2)	$8,000	$8,000

JEA Electric System Revenue Bonds, Series Three-C-1 0.93%, 10/9/17 (1)(2)	5,000	5,000

JEA Electric System Revenue Bonds, Subseries D, 0.94%, 10/2/17 (1)(2)	2,600	2,600

Orange County Health Facilities Authority Revenue Bonds, Series C-2, Nemours Foundation, (TD Bank N.A. LOC), 0.98%, 10/9/17 (1)(2)	1,800	1,800

School District of Broward County G.O. Limited TANS 2.00%, 6/15/18	2,000	2,015
		26,415

Georgia – 0.3%

Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project, (Branch Banking & Trust Co. LOC), 0.89%, 10/9/17 (1)(2)	1,300	1,300

Idaho – 0.2%

Idaho State Health Facilities Authority Revenue Bonds, Che Trinity Health Credit Group (Trinity Health Gtd.), 0.85%, 12/1/17 (1)(3)	1,000	1,000

Illinois – 15.2%

Chicago City Municipal Interest Bearing CP, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.90%, 12/14/17	4,660	4,660

Chicago O’Hare International Airport Revenue Bonds, 3rd Lien (Bank of America N.A. LOC), 0.98%, 10/9/17 (1)(2)	9,000	9,000

Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.99%, 10/9/17 (1)(2)	2,700	2,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Illinois – 15.2% – continued

Illinois State Educational Facilities Authority Student Housing Revenue Bonds, Series A, IIT State, Unrefunded Balance (BMO Harris Bank N.A. LOC), 1.03%, 10/9/17 (1)(2)	$2,400	$2,400

Illinois State Finance Authority Revenue Bonds, Community Action Partnership, (Citibank N.A. LOC), 0.99%, 10/9/17 (1)(2)	2,470	2,470

Illinois State Finance Authority Revenue Bonds, Series A, University of Chicago Medical Center, (Bank of America N.A. LOC), 0.93%, 10/2/17 (1)(2)	9,900	9,900

Illinois State Finance Authority Revenue Bonds, Series D-1, University of Chicago Medical, (PNC Bank N.A. LOC), 0.95%, 10/2/17 (1)(2)	8,000	8,000

Illinois State Finance Authority Revenue Bonds, Series D-2, University of Chicago Medical, (PNC Bank N.A. LOC), 0.95%, 10/2/17 (1)(2)	3,800	3,800

Illinois State Finance Authority Revenue Bonds, Series E-1, University of Chicago Medical Center, (Wells Fargo Bank N.A. LOC), 0.92%, 10/2/17 (1)(2)	1,500	1,500

Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University, 0.93%, 10/9/17 (1)(2)	1,000	1,000

Quad Cities Regional EDA Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.94%, 10/9/17 (1)(2)	4,900	4,900

RBC Municipal Products, Inc. Trust Revenue Notes, Series E-100, (Royal Bank of Canada LOC), 0.97%, 10/9/17 (1)(2)(4)	15,000	15,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Illinois – 15.2% – continued

Southwestern Illinois Development Authority Revenue Bonds, Arizona Co.Inc.Project, (FHLB of Des Moines LOC), 1.06%, 10/9/17 (1)(2)	$1,200	$1,200
		66,530

Indiana – 0.5%

Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project, (Sumitomo Mitsui Banking Corp. LOC), 0.92%, 10/2/17 (1)(2)	2,300	2,300

Iowa – 3.3%

Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services, (Bank of America N.A. LOC), 0.96%, 10/9/17 (1)(2)	6,000	6,000

Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services, (Bank of America N.A. LOC), 0.96%, 10/9/17 (1)(2)	4,110	4,110

Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project, (Bank of America N.A. LOC), 0.98%, 10/2/17 (1)(2)	1,250	1,250
0.98%, 10/2/17 (1)(2)	3,250	3,250
		14,610

Louisiana – 1.9%

East Baton Rouge Parish Poll Control Revenue Bonds, Exxon Project, 0.98%, 10/2/17 (1)(2)	200	200

Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds, (FNMA LOC), 0.98%, 10/9/17 (1)(2)	8,000	8,000
		8,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Maryland – 0.3%

Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3, 0.94%, 10/9/17 (1)(2)	$1,265	$1,265

Massachusetts – 1.0%

Boston Water & Sewer Commission Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.96%, 1/3/18	4,500	4,500

Michigan – 0.5%

JPMorgan Chase Putters/Drivers Trust Various States Revenue Bonds, Series 5009, 1.03%, 10/2/17 (1)(2)	2,000	2,000

Minnesota – 1.3%

Hennepin County G.O. Unlimited Bonds, Series B, 0.95%, 10/9/17 (1)(2)	4,000	4,000

Owatonna City Housing Revenue Refunding Bonds, Series A, Second Century Project, (FHLB of Des Moines LOC), 1.05%, 10/9/17 (1)(2)	1,640	1,640
		5,640

Mississippi – 4.1%

Mississippi Business Finance Corp. Revenue Bonds, Series G, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.94%, 10/2/17 (1)(2)	1,000	1,000

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Chevron USA, Inc., Series A, (Chevron Corp. Gtd.), 0.94%, 10/2/17 (1)(2)	1,800	1,800
0.96%, 10/2/17 (1)(2)	6,300	6,300

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series B, Chevron USA, Inc. 0.96%, 10/2/17 (1)(2)	1,400	1,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Mississippi – 4.1% – continued

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc., 0.94%, 10/2/17 (1)(2)	$3,090	$3,090

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series K, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.96%, 10/2/17 (1)(2)	4,140	4,140
		17,730

Missouri – 2.4%

Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.98%, 10/9/17 (1)(2)	5,670	5,670

St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services, (BMO Harris Bank N.A. LOC), 0.97%, 10/2/17 (1)(2)	4,845	4,845
		10,515

Nebraska – 1.8%

Lancaster County Hospital Authority No. 1 Revenue Refunding Bonds, Series B-1, BryanLGH Medical Center, (U.S. Bank N.A. LOC), 0.94%, 10/2/17 (1)(2)	8,000	8,000

Nevada – 0.3%

Clark County Airport Revenue Bonds, Sub Lien, Series D-2B, (Royal Bank of Canada LOC), 0.94%, 10/9/17 (1)(2)	1,300	1,300

New Jersey – 0.9%

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-102, (Royal Bank of Canada LOC), 0.97%, 10/9/17 (1)(2)(4)	4,000	4,000

New York – 8.9%

Metropolitan Transportation Authority Revenue Bonds, Subseries E-1, (U.S. Bank N.A. LOC), 0.94%, 10/2/17 (1)(2)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

New York – 8.9% – continued

New York City G.O. Unlimited Bonds, Subseries A-3, (Mizuho Bank Ltd. LOC), 1.01%, 10/2/17 (1)(2)	$1,400	$1,400

New York City G.O. Unlimited Bonds, Subseries D-4, (TD Bank N.A. LOC), 0.93%, 10/2/17 (1)(2)	2,500	2,500

New York City G.O. Unlimited Bonds, Subseries G-6, (Mizuho Bank Ltd. LOC), 0.97%, 10/2/17 (1)(2)	3,100	3,100

New York City G.O. Unlimited Bonds, Subseries L-4, (U.S. Bank N.A. LOC), 0.94%, 10/2/17 (1)(2)	285	285

New York City G.O. Unlimited Revenue Bonds, Subseries A-5, 0.93%, 10/9/17 (1)(2)	5,650	5,650

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal 2012 Subseries B-3, 0.94%, 10/2/17 (1)(2)	1,400	1,400

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3, 0.99%, 10/2/17 (1)(2)	1,600	1,600

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-4, 0.95%, 10/2/17 (1)(2)	3,000	3,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D-4, 0.97%, 10/2/17 (1)(2)	5,000	5,000

New York City Water & Sewer System Second General Revenue Bonds, Series DD-1 0.93%, 10/2/17 (1)(2)	1,000	1,000

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center, (HSBC Bank USA N.A. LOC), 0.94%, 10/9/17 (1)(2)	5,600	5,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

New York – 8.9% – continued

New York State HFA Revenue Bonds, Series A, 160 Madison Avenue, (PNC Bank N.A. LOC), 0.97%, 10/2/17 (1)(2)	$1,000	$1,000

New York State HFA Revenue Bonds, Series S, 19 India Street, (JPMorgan Chase Bank N.A. LOC), 0.97%, 10/9/17 (1)(2)	1,500	1,500

New York State Housing Finance Agency Revenue Bonds, Series A, (Manufacturers & Traders Trust Co. LOC), 0.95%, 10/9/17 (1)(2)	800	800
		38,835

North Carolina – 3.5%

North Carolina State Medical Care Commission Health Care Facilities Revenue Bonds, Series A-1, Cape Fear Valley Health System, (Branch Banking & Trust Co. LOC), 0.93%, 10/9/17 (1)(2)	5,500	5,500

North Carolina State Medical Care Commission Hospital Revenue Bonds, Southeastern Regional Medical Center, (Branch Banking & Trust Co. LOC), 0.93%, 10/9/17 (1)(2)	5,000	5,000

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series C, (Royal Bank of Canada LOC), 0.93%, 10/9/17 (1)(2)	4,800	4,800
		15,300

Ohio – 2.4%

Allen County Hospital Facilities Revenue Bonds, Series C, Catholic Healthcare, (MUFG Union Bank N.A. LOC), 0.94%, 10/2/17 (1)(2)	5,500	5,500

Ohio State G.O. Unlimited Bonds, Series B, Common Schools, 0.92%, 10/9/17 (1)(2)	2,100	2,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Ohio – 2.4% – continued

Ohio State Special Obligation Bonds, Capital Facilities Lease Apartment, 0.92%, 10/9/17 (1)(2)	$3,000	$3,000
		10,600

Oklahoma – 1.1%

Oklahoma State Turnpike Authority Revenue Refunding Bonds, Series B, 0.94%, 10/2/17 (1)(2)	5,000	5,000

Oregon – 2.3%

Oregon State Facilities Authority Revenue Bonds, Series A, Quatama Crossing Housing, (FNMA LOC), 0.98%, 10/9/17 (1)(2)	10,000	10,000

Pennsylvania – 3.1%

JPMorgan Chase Putters/Drivers Trust Various States Revenue Bonds, Series 5015, (JPMorgan Chase Bank N.A. LOC), 1.03%, 10/2/17 (1)(2)(4)	5,000	5,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101, (Royal Bank of Canada LOC), 0.97%, 10/9/17 (1)(2)	5,000	5,000

West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Bretheren Home Project, (PNC Bank N.A. LOC), 0.95%, 10/9/17 (1)(2)	3,500	3,500
		13,500

South Carolina – 0.3%

South Carolina Public Service Authority Municipal Interest Bearing CP, (Bank of America N.A. LOC), 0.94%, 10/16/17	1,331	1,331

South Dakota – 0.6%

South Dakota HDA MFH Revenue Bonds, Country Meadows Apartments Project, (FHLMC LOC), 0.96%, 10/9/17 (1)(2)	2,500	2,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Tennessee – 2.1%

Blount County Public Building Authority Revenue Bonds, Series C-3-A, Local Government Public Improvement, (Knox County Gtd.), 0.95%, 10/9/17 (1)(2)	$4,700	$4,700

Blount County Public Building Authority Revenue Bonds, Series E-7-A, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.95%, 10/9/17 (1)(2)	690	690

Clarksville Public Building Authority Revenue Bonds, 1.02%, 10/2/17 (1)(2)	800	800

Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement, 0.95%, 10/9/17 (1)(2)	2,800	2,800
		8,990

Texas – 19.5%

Bexar County HFDC Revenue Bonds, Series A, El Centro Del Barrio Project, (JPMorgan Chase Bank N.A. LOC), 1.00%, 10/9/17 (1)(2)	12,240	12,240

Gulf Coast IDA Revenue Bonds, Exxon Mobil Project, 0.95%, 10/2/17 (1)(2)	5,900	5,900

Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Subseries C-1, Methodist Hospital System, 0.98%, 10/2/17 (1)(2)	7,800	7,800

Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System, 0.98%, 10/2/17 (1)(2)	2,900	2,900

Houston City Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.92%, 10/3/17	7,500	7,500
0.95%, 10/12/17	3,000	3,000
0.95%, 10/25/17	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Texas – 19.5% – continued

Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil, (Exxon Mobil Corp. Gtd.), 0.98%, 10/2/17 (1)(2)	$2,300	$2,300

Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, ExxonMobil Project, 0.98%, 10/2/17 (1)(2)	1,500	1,500

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue Bonds, Total Petrochemicals, (Total S.A. Gtd.), 1.00%, 10/9/17 (1)(2)	6,600	6,600

San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments (FHLMC LOC), 0.97%, 10/9/17 (1)(2)	8,000	8,000

Texas Department of Housing & Community Affairs Revenue Bonds, Costa Mariposa Apartments, (FHLMC LOC), 0.97%, 10/9/17 (1)(2)	8,000	8,000

Texas State TRANS, 4.00%, 8/30/18	17,450	17,933
		85,673

Utah – 0.5%

Utah State Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas, (FHLMC LOC), 0.97%, 10/9/17 (1)(2)	2,300	2,300

Washington – 2.2%

Washington State Housing Finance Commission Revenue Bonds, Kitts Corner Apartment Project, (FHLB of San Francisco LOC), 0.96%, 10/9/17 (1)(2)	9,600	9,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 102.2% – continued

Washington – 2.2% – continued

Washington State Housing Finance Commission Revenue Refunding Bonds, Olympic Heights Apartments Project (FNMA Escrowed), 0.95%, 10/9/17 (1)(2)	$100	$100
		9,700

Wisconsin – 1.1%

Wisconsin Health & Educational Facilities Authority Demand Obligations, (JPMorgan Chase Bank N.A. LOC), 0.95%, 2/5/18	5,000	5,000

Municipal States Pooled Securities – 1.0%

Tender Option Bond Trust Receipts/Certifcates Floater Revenue Bonds, Series 2017-XM0492, 0.96%, 10/9/17 (1)(2)(4)	4,250	4,250
Total Municipal Investments
(Cost $448,259)		448,259

Total Investments – 102.2%
(Cost $448,259) (5)		448,259

Liabilities less Other Assets – (2.2%)		(9,610)
NET ASSETS – 100.0%		$438,649

(1)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	The cost for federal income tax purposes was approximately $448,259,000.

Percentages shown are based on Net Assets.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	25.1%
Housing	15.7
IDB & PCR	9.2
Transportation	8.9
State	7.8
City	7.4
All other sectors less than 5%	25.9

Total	100.0%

At September 30, 2017, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	34.4%
2 – 15 Days	57.1
16 – 30 Days	0.7
61 – 97 Days	2.3
98 – 180 Days	1.1
181 – 270 Days	0.5
271 – 366 Days	3.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund (1)	$–	$448,259	$–	$448,259

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 35. 1% (1)

Federal Farm Credit Bank – 5.7%

FFCB Bonds, 1.23%, 7/27/18	$12,000	$11,997
1.25%, 8/10/18	12,000	11,998

FFCB Discount Notes, 0.86%, 10/30/17 (2)	17,000	16,988
0.86%, 11/16/17 (2)	25,000	24,973
1.18%, 1/10/18 (2)	7,000	6,977
0.86%, 1/26/18 (2)	40,000	39,889
0.90%, 2/6/18 (2)	23,000	22,927
1.26%, 4/12/18 (2)	7,000	6,953
1.26%, 4/18/18 (2)	4,000	3,973
1.25%, 5/7/18 (2)	18,000	17,866
1.27%, 5/9/18 (2)	11,000	10,916
1.25%, 6/4/18 (2)	23,000	22,807
1.27%, 6/7/18 (2)	12,000	11,896
1.26%, 6/19/18 (2)	14,000	13,873
1.27%, 6/27/18 (2)	1,000	991
1.28%, 6/27/18 (2)	60,000	59,435
1.27%, 6/28/18 (2)	15,000	14,859
1.27%, 7/12/18 (2)	8,000	7,921
1.28%, 7/16/18 (2)	8,000	7,919
1.26%, 7/25/18 (2)	23,000	22,763

FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%) 1.17%, 10/1/17 (3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.02%) 1.18%, 10/2/17 (3)	8,000	7,999
(Floating, U.S. Federal Funds + 0.17%) 1.33%, 10/2/17 (3)	32,000	31,999
(Floating, U.S. Federal Funds + 0.24%) 1.40%, 10/2/17 (3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.25%) 1.41%, 10/2/17 (3)	10,000	9,999
(Floating, U.S. Federal Funds + 0.25%) 1.41%, 10/2/17 (3)	26,000	25,997
(Floating, ICE LIBOR USD 1M - 0.10%) 1.14%, 10/3/17 (3)	38,000	37,998
(Floating, ICE LIBOR USD 1M - 0.07%) 1.16%, 10/3/17 (3)	50,000	49,997
(Floating, ICE LIBOR USD 1M + 0.13%) 1.36%, 10/5/17 (3)	20,000	19,998
(Floating, ICE LIBOR USD 1M + 0.07%) 1.30%, 10/7/17 (3)	9,000	9,000
(Floating, ICE LIBOR USD 1M + 0.17%) 1.40%, 10/8/17 (3)	20,000	19,999

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 35. 1% (1) – continued

Federal Farm Credit Bank – 5.7% – continued

(Floating, ICE LIBOR USD 1M + 0.11%) 1.35%, 10/12/17 (3)	$9,000	$9,000
(Floating, ICE LIBOR USD 1M + 0.15%) 1.39%, 10/12/17 (3)	7,000	7,000
(Floating, ICE LIBOR USD 1M + 0.10%) 1.33%, 10/18/17 (3)	7,000	7,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.15%, 10/20/17 (3)	120,000	120,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.36%, 10/20/17 (3)	7,000	7,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.35%, 10/21/17 (3)	19,000	18,999
(Floating, ICE LIBOR USD 1M - 0.13%) 1.11%, 10/25/17 (3)	70,000	69,997
(Floating, ICE LIBOR USD 1M + 0.13%) 1.37%, 10/25/17 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.02%) 1.25%, 10/27/17 (3)	7,000	6,998
		852,901

Federal Home Loan Bank – 25.0%

FHLB Bonds, 1.00%, 12/19/17	52,000	51,999
0.88%, 3/19/18	85,000	84,949
0.88%, 6/29/18	52,000	51,840
0.63%, 8/7/18	40,000	39,775
1.25%, 8/7/18	22,950	22,945

FHLB Discount Notes, 1.04%, 11/3/17 (2)	250,000	249,764
1.04%, 11/8/17 (2)	72,000	71,922
1.04%, 11/29/17 (2)	120,000	119,796
1.05%, 11/29/17 (2)	96,000	95,837
1.08%, 12/4/17 (2)	32,000	31,940
1.08%, 12/5/17 (2)	50,000	49,904
1.07%, 12/6/17 (2)	50,000	49,904
1.07%, 12/7/17 (2)	31,000	30,939
1.08%, 12/7/17 (2)	50,000	49,901
1.08%, 12/8/17 (2)	161,000	160,678
1.12%, 12/11/17 (2)	58,000	57,872
1.09%, 12/13/17 (2)	119,000	118,742
1.05%, 12/15/17 (2)	50,000	49,892
1.05%, 12/18/17 (2)	597,000	595,655
0.86%, 1/25/18 (2)	24,000	23,934
0.90%, 2/15/18 (2)	22,000	21,925
1.26%, 6/1/18 (2)	32,000	31,730

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 35. 1% (1) – continued

Federal Home Loan Bank – 25.0% – continued
1.27%, 6/1/18 (2)	$6,000	$5,949
1.27%, 8/2/18 (2)	15,000	14,841
1.27%, 8/3/18 (2)	104,000	102,895

FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.14%) 1.09%, 10/3/17 (3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.15%, 10/4/17 (3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.09%, 10/5/17 (3)	125,000	125,000
(Floating, ICE LIBOR USD 3M - 0.22%) 1.08%, 10/6/17 (3)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.15%, 10/11/17 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/13/17 (3)	30,000	30,001
(Floating, ICE LIBOR USD 1M - 0.16%) 1.08%, 10/15/17 (3)	61,000	61,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/15/17 (3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.10%, 10/16/17 (3)	119,000	119,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.14%, 10/17/17 (3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.14%, 10/18/17 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.16%, 10/20/17 (3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.04%) 1.20%, 10/23/17 (3)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.09%, 10/24/17 (3)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.09%, 10/24/17 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/25/17 (3)	42,000	42,000
(Floating, ICE LIBOR USD 1M + 0.09%) 1.33%, 10/26/17 (3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.00%) 1.32%, 11/22/17 (3)	5,000	5,000
(Floating, ICE LIBOR USD 3M - 0.16%) 1.16%, 11/26/17 (3)	40,000	40,000
(Floating, ICE LIBOR USD 3M - 0.16%) 1.16%, 12/1/17 (3)	59,000	59,000
(Floating, ICE LIBOR USD 3M - 0.17%) 1.15%, 12/7/17 (3)	85,000	84,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 35. 1% (1) – continued

Federal Home Loan Bank – 25.0% – continued
(Floating, ICE LIBOR USD 3M - 0.19%) 1.14%, 12/23/17 (3)	$35,000	$35,000
(Floating, ICE LIBOR USD 3M - 0.12%) 1.21%, 12/26/17 (3)	107,000	107,002
		3,774,529

Federal Home Loan Mortgage Corporation – 3.8%

FHLMC Bonds, 1.06%, 6/22/18	160,000	159,730

FHLMC Discount Notes, 0.99%, 10/5/17 (2)	205,000	204,978

FHLMC Notes,
(Floating, ICE LIBOR USD 3M - 0.03%) 1.27%, 10/8/17 (3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.23%) 1.07%, 10/17/17 (3)	103,000	103,000
(Floating, ICE LIBOR USD 3M - 0.25%) 1.06%, 10/25/17 (3)	80,000	80,000
		572,708

Federal National Mortgage Association – 0.6%

FNMA Bonds, 0.88%, 5/21/18	96,000	95,766
Total U.S. Government Agencies
(Cost $5,295,904)		5,295,904

U.S. GOVERNMENT OBLIGATIONS – 20.4%

U.S. Treasury Bills – 3.8%
1.02%, 11/9/17 (2)	61,000	60,932
1.04%, 11/9/17 (2)	61,000	60,932
1.01%, 11/16/17 (2)	39,000	38,949
1.02%, 11/16/17 (2)	92,000	91,880
1.05%, 1/2/18 (2)	85,000	84,767
0.83%, 2/1/18 (2)	83,000	82,721
0.84%, 2/1/18 (2)	30,000	29,899
1.13%, 2/1/18 (2)	125,000	124,580
		574,660

U.S. Treasury Floating Rate Notes – 11.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 1.11%, 10/2/17 (3)	58,000	58,005
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 1.19%, 10/2/17 (3)	150,000	149,978

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 20.4% – continued

U.S. Treasury Floating Rate Notes – 11.1% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.22%, 10/2/17 (3)	$91,000	$90,988

(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.23%, 10/2/17 (3)	15,000	14,999

(Floating, U.S. Treasury 3M Bill MMY + 0.19%) 1.24%, 10/2/17 (3)	308,000	308,202

(Floating, U.S. Treasury 3M Bill MMY + 0.27%) 1.33%, 10/2/17 (3)	1,057,300	1,057,946
		1,680,118

U.S. Treasury Notes – 5.5%

0.75%, 10/31/17	100,000	100,001

1.88%, 10/31/17	38,000	38,035

2.25%, 11/30/17	85,000	85,171

1.00%, 12/15/17	75,000	75,031

0.88%, 1/15/18	43,000	43,003

1.00%, 2/15/18	62,000	62,028

0.75%, 2/28/18	72,000	71,965

2.75%, 2/28/18	50,000	50,383

1.00%, 8/15/18	156,000	155,612

0.75%, 8/31/18	50,000	49,751

1.50%, 8/31/18	100,000	100,168
		831,148
Total U.S. Government Obligations
(Cost $3,085,926)		3,085,926

Investments, at Amortized Cost
( $8,381,830)		8,381,830

REPURCHASE AGREEMENTS – 44.5%

Joint Repurchase Agreements – 0.3% (4)(5)

Bank of America Securities LLC, dated 9/29/17, repurchase price $20,562 1.04%, 10/6/17	20,558	20,558

Societe Generale, New York Branch, dated 9/29/17, repurchase price $20,562 1.05%, 10/6/17	20,558	20,558
		41,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 4 4.5% – continued

Repurchase Agreements – 44.2% (6)

Bank of America N.A., dated 9/29/17, repurchase price $615,054 1.07%, 10/2/17	$615,000	$615,000

Bank of Montreal, dated 9/29/17, repurchase price $250,284 1.05%, 10/6/17	250,000	250,000

Bank of Montreal, dated 9/29/17, repurchase price $250,287 1.06%, 10/6/17	250,000	250,000

BNP Paribas S.A., dated 9/28/17, repurchase price $475,494 1.07%, 11/2/17	475,000	475,000

BNP Paribas S.A., dated 9/29/17, repurchase price $460,040 1.04%, 10/2/17	460,000	460,000

BNY Mellon Capital Markets LLC, dated 9/29/17, repurchase price $50,004 1.07%, 10/2/17	50,000	50,000

Citigroup Global Markets, Inc., dated 9/29/17, repurchase price $147,970 1.08%, 10/2/17	147,957	147,957

Citigroup Global Markets, Inc., dated 9/29/17, repurchase price $15,542 1.06%, 10/2/17	15,541	15,541

Federal Reserve Bank of New York, dated 9/29/17, repurchase price $620,052 1.00%, 10/2/17	620,000	620,000

Goldman Sachs & Co., dated 9/29/17, repurchase price $480,042 1.04%, 10/2/17	480,000	480,000

ING Financial Markets LLC, dated 9/29/17, repurchase price $300,060 1.03%, 10/6/17	300,000	300,000

RBS Securities, Inc., dated 9/27/17, repurchase price $500,100 1.03%, 10/4/17	500,000	500,000

Societe Generale S.A., dated 9/27/17, repurchase price $200,042 1.08%, 10/4/17	200,000	200,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 44.5% – continued

Repurchase Agreements – 44.2% (6) – continued

Societe Generale S.A., dated 9/28/17, repurchase price $825,172 1.07%, 10/5/17	$825,000	$825,000

Societe Generale, New York Branch, dated 9/29/17, repurchase price $1,000,088 1.05%, 10/2/17	1,000,000	1,000,000

Societe Generale, New York Branch, dated 9/29/17, repurchase price $500,044 1.06%, 10/2/17	500,000	500,000
		6,688,498
Total Repurchase Agreements
(Cost $6,729,614)		6,729,614

Total Investments – 100.0%
(Cost $15,111,444) (7)		15,111,444

Other Assets less Liabilities – 0.0%		2,628
NET ASSETS – 100.0%		$15,114,072

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which are currently driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$20,905	3.00% – 3.63%	8/15/43 – 5/15/45
U.S. Treasury Notes	$20,969	0.13%	4/15/19
Total	$41,874

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$40,800	0.88% – 5.38%	10/25/17 – 6/6/41
FHLMC	$46,774	1.38% – 6.00%	7/26/19 – 8/1/47
FNMA	$149,532	1.75% – 6.00%	3/1/18 – 8/1/47
GNMA	$1,437,288	2.50% – 4.50%	4/20/26 – 9/20/47
U.S. Treasury Bills	$58,683	0.00%	10/5/17 – 1/25/18
U.S. Treasury Bonds	$486,921	0.00% – 6.63%	8/15/21 – 8/15/47
U.S. Treasury Notes	$4,640,104	0.13% – 3.63%	10/31/17 – 8/15/27
Total	$6,860,102

(7)	The cost for federal income tax purposes was approximately $15,111,444,000.

Percentages shown are based on Net Assets.

At September 30, 2017, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	45.7%
2 – 15 Days	16.5
16 – 30 Days	10.6
31 – 60 Days	3.2
61 – 97 Days	6.2
98 – 180 Days	11.1
181 – 270 Days	2.2
271 – 366 Days	4.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund (1)	$–	$15,111,444	$–	$15,111,444

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 51.6% (1)

Federal Farm Credit Bank – 11.7%

FFCB Bonds, 1.23%, 7/27/18	$3,000	$2,999
1.25%, 8/10/18	11,000	10,998

FFCB Discount Notes, 0.71%, 10/2/17 (2)	25,000	24,999
1.01%, 10/3/17 (2)	30,000	29,998
1.01%, 10/4/17 (2)	15,000	14,999
0.69%, 10/5/17 (2)	10,000	9,999
0.71%, 10/12/17 (2)	2,000	2,000
1.18%, 1/10/18 (2)	1,000	997
0.90%, 2/6/18 (2)	5,000	4,984
1.26%, 4/12/18 (2)	1,000	993
1.26%, 4/18/18 (2)	1,000	993
1.26%, 4/24/18 (2)	3,000	2,979
1.25%, 5/7/18 (2)	4,000	3,970
1.27%, 5/9/18 (2)	2,000	1,985
1.25%, 5/31/18 (2)	8,000	7,934
1.25%, 6/4/18 (2)	5,000	4,958
1.27%, 6/7/18 (2)	3,000	2,974
1.26%, 6/19/18 (2)	3,000	2,973
1.27%, 6/27/18 (2)	4,000	3,963
1.27%, 7/12/18 (2)	2,000	1,980
1.28%, 7/16/18 (2)	2,000	1,980
1.26%, 7/25/18 (2)	5,000	4,948

FFCB Notes, (Floating, ICE LIBOR USD 1M - 0.15%) 1.17%, 10/1/17 (3)	8,000	8,000
(Floating, U.S. Federal Funds + 0.02%) 1.18%, 10/2/17 (3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.17%) 1.33%, 10/2/17 (3)	33,000	32,999
(Floating, U.S. Federal Funds + 0.24%) 1.40%, 10/2/17 (3)	1,000	1,000
(Floating, U.S. Federal Funds + 0.25%) 1.41%, 10/2/17 (3)	5,000	4,999
(Floating, ICE LIBOR USD 1M - 0.10%) 1.14%, 10/3/17 (3)	8,000	7,999
(Floating, ICE LIBOR USD 1M - 0.07%) 1.16%, 10/3/17 (3)	10,000	9,999
(Floating, ICE LIBOR USD 1M + 0.18%) 1.41%, 10/4/17 (3)	6,000	6,000
(Floating, ICE LIBOR USD 1M + 0.13%) 1.36%, 10/5/17 (3)	21,000	20,998
(Floating, ICE LIBOR USD 1M + 0.13%) 1.36%, 10/6/17 (4)	6,000	6,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 51.6% (1) – continued

Federal Farm Credit Bank – 11.7% – continued
(Floating, ICE LIBOR USD 1M + 0.07%) 1.30%, 10/7/17 (3)	$10,000	$10,000
(Floating, ICE LIBOR USD 1M + 0.17%) 1.40%, 10/8/17 (3)	6,000	6,000
(Floating, ICE LIBOR USD 1M + 0.11%) 1.35%, 10/12/17 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.15%) 1.39%, 10/12/17 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.10%) 1.13%, 10/17/17 (3)	62,000	62,006
(Floating, ICE LIBOR USD 1M + 0.10%) 1.33%, 10/18/17 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.15%, 10/20/17 (3)	35,000	35,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.36%, 10/20/17 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.12%) 1.35%, 10/21/17 (3)	20,000	19,999
(Floating, ICE LIBOR USD 1M + 0.03%) 1.27%, 10/22/17 (3)	27,000	26,995
(Floating, ICE LIBOR USD 1M + 0.02%) 1.25%, 10/27/17 (3)	7,000	6,998
		443,595

Federal Home Loan Bank – 27.9%

FHLB Bonds, 0.00%,	19,000	18,941
1.11%, 12/1/17	18,000	17,966
1.00%, 12/19/17	12,000	12,000
0.88%, 3/19/18	17,000	16,990
0.63%, 8/7/18	10,000	9,944

FHLB Discount Notes, 1.03%, 11/17/17 (2)	30,000	29,960
1.04%, 11/17/17 (2)	75,000	74,899
1.05%, 11/17/17 (2)	8,000	7,989
1.05%, 11/20/17 (2)	94,000	93,865
1.05%, 11/22/17 (2)	115,000	114,828
1.10%, 11/27/17 (2)	42,000	41,928
1.04%, 11/29/17 (2)	15,000	14,975
1.05%, 11/29/17 (2)	23,000	22,961
1.07%, 12/7/17 (2)	7,000	6,986
1.08%, 12/8/17 (2)	83,000	82,834
1.07%, 12/11/17 (2)	25,000	24,948
1.12%, 12/11/17 (2)	13,000	12,971
1.09%, 12/13/17 (2)	23,000	22,950
1.05%, 12/18/17 (2)	30,000	29,932

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 51.6% (1) – continued

Federal Home Loan Bank – 27.9% – continued
0.86%, 1/25/18 (2)	$5,000	$4,986
0.90%, 2/15/18 (2)	4,000	3,986
1.26%, 6/1/18 (2)	7,000	6,941
1.27%, 6/1/18 (2)	1,000	992
1.26%, 6/13/18 (2)	30,000	29,734
1.27%, 8/3/18 (2)	22,000	21,766

FHLB Notes, (Floating, ICE LIBOR USD 1M - 0.14%) 1.09%, 10/3/17 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.15%, 10/4/17 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.09%, 10/5/17 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.15%, 10/11/17 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/13/17 (3)	6,000	6,000
(Floating, ICE LIBOR USD 1M - 0.16%) 1.08%, 10/15/17 (3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/15/17 (3)	12,000	12,000
(Floating, ICE LIBOR USD 1M - 0.13%) 1.10%, 10/16/17 (3)	23,000	23,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.14%, 10/17/17 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.09%) 1.14%, 10/18/17 (3)	4,000	4,000
(Floating, ICE LIBOR USD 1M - 0.08%) 1.16%, 10/20/17 (3)	19,000	19,000
(Floating, ICE LIBOR USD 1M - 0.15%) 1.09%, 10/24/17 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.14%) 1.10%, 10/25/17 (3)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.09%) 1.33%, 10/26/17 (3)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.00%) 1.32%, 11/22/17 (3)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.16%) 1.16%, 11/26/17 (3)	40,000	40,000
(Floating, ICE LIBOR USD 3M - 0.16%) 1.16%, 12/1/17 (3)	13,000	13,000
(Floating, ICE LIBOR USD 3M - 0.17%) 1.15%, 12/7/17 (3)	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 51.6% (1) – continued

Federal Home Loan Bank – 27.9% – continued
(Floating, ICE LIBOR USD 3M - 0.19%) 1.14%, 12/23/17 (3)	$15,000	$15,000
(Floating, ICE LIBOR USD 3M - 0.12%) 1.21%, 12/26/17 (3)	6,000	6,000
		1,062,272

Tennessee Valley Authority – 12.0%

TVA Bonds, 4.50%, 4/1/18	3,000	3,049

TVA Discount Notes, 1.01%, 10/3/17 (2)	139,700	139,692
1.02%, 10/10/17 (2)	229,000	228,943
1.02%, 10/17/17 (2)	87,000	86,961
		458,645
Total U.S. Government Agencies
(Cost $1,964,512)		1,964,512

U.S. GOVERNMENT OBLIGATIONS – 11.8%

U.S. Treasury Bills – 2.4%

U.S. Treasury Bill 0.83%, 2/1/18 (2)	19,000	18,947

U.S. Treasury Bills, 1.02%, 11/9/17 (2)	12,000	11,986
1.04%, 11/9/17 (2)	12,000	11,986
1.01%, 11/16/17 (2)	8,000	7,990
1.02%, 11/16/17 (2)	18,000	17,977
1.05%, 1/2/18 (2)	17,000	16,953
0.84%, 2/1/18 (2)	7,000	6,980
		92,819

U.S. Treasury Floating Rate Notes – 5.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 1.11%, 10/2/17 (3)	12,000	12,001
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 1.19%, 10/2/17 (3)	20,000	19,997
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.22%, 10/2/17 (3)	21,000	20,997
(Floating, U.S. Treasury 3M Bill MMY + 0.17%) 1.23%, 10/2/17 (3)	43,000	43,040

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 11 .8% – continued

U.S. Treasury Floating Rate Notes – 5.3% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.19%) 1.24%, 10/2/17 (3)	$56,000	$56,038

(Floating, U.S. Treasury 3M Bill MMY + 0.27%) 1.33%, 10/2/17 (3)	48,000	48,006
		200,079

U.S. Treasury Notes – 4.1%

0.75%, 10/31/17	10,000	10,000

1.88%, 10/31/17	8,000	8,007

2.25%, 11/30/17	30,000	30,059

1.00%, 12/15/17	15,000	15,006

0.88%, 1/15/18	9,000	9,001

1.00%, 2/15/18	12,000	12,005

0.75%, 2/28/18	14,000	13,993

2.75%, 2/28/18	10,000	10,077

2.25%, 7/31/18	7,000	7,055

1.00%, 8/15/18	31,000	30,923

1.50%, 8/31/18	10,000	10,016
		156,142
Total U.S. Government Obligations
(Cost $449,040)		449,040

Investments, at Amortized Cost
( $2,413,552)		2,413,552

REPURCHASE AGREEMENTS – 22.8% (5)

Repurchase Agreements – 22.8%

Bank of America N.A., dated 9/29/17, repurchase price $125,011 1.07%, 10/2/17	125,000	125,000

Bank of Nova Scotia, dated 9/29/17, repurchase price $200,018 1.06%, 10/2/17	200,000	200,000

Citigroup Global Markets, Inc., dated 9/29/17, repurchase price $65,406 1.06%, 10/2/17	65,400	65,400

JPMorgan Securities LLC, dated 9/29/17, repurchase price $235,021 1.08%, 10/2/17	235,000	235,000

JPMorgan Securities LLC, dated 9/29/17, repurchase price $40,004 1.06%, 10/2/17	40,000	40,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS–22.8% (5) – continued

Repurchase Agreements – 22.8% – continued

Mizuho Securities USA, Inc., dated 9/29/17, repurchase price $205,018 1.06%, 10/2/17	$205,000	$205,000
		870,400
Total Repurchase Agreements
(Cost $870,400)		870,400

Total Investments – 86.2%
(Cost $3,283,952) (6)		3,283,952

Other Assets less Liabilities – 13.8%		523,874
NET ASSETS – 100.0%		$3,807,826

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$1,662	1.56%	7/3/19
FHLMC	$22,148	3.50% – 4.50%	8/1/44 – 8/1/47
FNMA	$565,881	2.50% – 4.50%	5/1/27 – 9/1/47
GNMA	$198,244	2.38% – 4.50%	10/15/41 – 8/20/47
U.S. Treasury Bonds	$107,513	3.38% – 8.75%	8/15/20 – 5/15/44
Total	$895,448

(6)	The cost for federal income tax purposes was approximately $3,283,952,000.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the maturity analysis for the Fund as a percentage of investment was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	34.7%
2 – 15 Days	18.3
16 – 30 Days	12.5
31 – 60 Days	14.7
61 – 97 Days	10.7
98 – 180 Days	3.1
181 – 270 Days	2.2
271 – 366 Days	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S Government Select Money Market Fund (1)	$–	$3,283,952	$–	$3,283,952

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollars

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission. The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the Securities and Exchange Commission.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. Certain Funds have entered into such repurchase agreements at September 30, 2017, as reflected in their accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund has entered into such joint repurchase agreements at September 30, 2017, as reflected in its accompanying Schedule of Investments.

The Funds may enter into transactions subject to enforceable netting arrangements (“netting arrangements”) under a repurchase agreement. Generally, netting arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, netting arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2017, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands		GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT

Money Market	Citigroup	$8,593	$(8,593)	$-

	Total	$8,593	$(8,593)	$-

U.S. Government Money Market	Bank of America	$635,558	$(635,558)	$-

	Bank of Montreal	500,000	(500,000)	-

	BNP Paribas	935,000	(935,000)	-

	BNY Mellon	50,000	(50,000)	-

	Citigroup	163,498	(163,498)	-

	Federal Reserve	620,000	(620,000)	-

	Goldman Sachs	480,000	(480,000)	-

	ING	300,000	(300,000)	-

	RBS Securities	500,000	(500,000)	-

	Societe Generale	2,545,558	(2,545,558)	-

	Total	$6,729,614	$(6,729,614)	$-

U.S. Government Select Money Market	Bank of America	$125,000	$(125,000)	$-

	Bank of Nova Scotia	200,000	(200,000)	-

	Citigroup	65,400	(65,4000	-

	JPMorgan	275,000	(275,000)	-

	Mizuho	205,000	(205,000)	-

	Total	$870,400	$(870,400)	$-

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Funds may receive dividend income, if any, from investment companies. Dividend income is recognized on the ex-dividend date. The Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES For the Money Market Fund and Municipal Money Market Fund only, each Fund may impose a liquidity fee of up to 2 percent on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Fund’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If a Fund’s weekly liquid assets fall below 30 percent of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Fund fall below 30 percent of the total assets.

10 percent weekly liquid assets – If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interest of the Fund.

If a Fund imposes a redemption gate, the Fund and the Fund’s authorized intermediaries will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30 percent or more of its total assets in weekly liquid assets. A Fund may only suspend redemptions for up to 10 business days in any 90-day period. Liquidity fees would generally be used to assist the Funds to stem redemptions during times of market stress.

A liquidity fee imposed by a Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets, the Fund reserves the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Fund to continue operating.

Liquidity fees, if any, are included in “Payments for Shares Redeemed” in Note 7—Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Money Market Fund or Municipal Money Market Fund during the six months ended September 30, 2017.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset value (“NAV”) of the Funds.

At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES	CAPITAL STOCK

Money Market	$909	$(1,045)	$136

Municipal Money Market	187	(278)	91

U.S. Government Money Market	9	(9)	–

U.S. Government Select Money Market	7	(7)	–

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD

Municipal Money Market	$66

At March 31, 2017, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*

Money Market	$-	$163

Municipal Money Market	124	-

U.S. Government Money Market	-	4,658

U.S. Government Select Money Market	-	983

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$-	$9,311	$71

Municipal Money Market	2,750	208	622

U.S. Government Money Market	-	10,904	-

U.S. Government Select Money Market	-	4,494	-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Money Market	$-	$2,420	$5

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Municipal Money Market	$441	$144	$469

U.S. Government Money Market	-	261	-

U.S. Government Select Money Market	-	447	-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2017, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS

Money Market	0.33%	0.35%

Municipal Money Market	0.33%	0.35%

U.S. Government Money Market	0.33%	0.35%

U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of a Fund from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2017, NTI voluntarily reimbursed fees for the Money Market Fund and Municipal Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations, and the amounts outstanding at September 30, 2017 are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio (formerly known as the Diversified Assets Portfolio) of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2017, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amounts in thousands	PURCHASES	SALES*

Money Market	$–	$(10,245)

Municipal Money Market	149,230	(126,300)

*	During the six months ended September 30, 2017, the realized gain (loss) associated with these transactions was zero.

On December 15, 2016, Northern Trust Corporation made capital contributions of approximately $136,000 and $91,000 to the Money Market Fund and Municipal Money Market Fund, respectively, in order to maintain the Funds’ NAV at a $1.00 per share. These contributions are shown on the Money Market Fund’s and Municipal Money Market Fund’s Statements of Changes in Net Assets and Financial Highlights as “Net increase from payment by affiliate”.

Northern Trust will return to the Funds the full amount of the return that Northern Trust receives on a Fund’s uninvested cash resulting from Northern Trust client custody sweep, the return is based on the application of the Federal Reserve’s Interest Rate on Excess Reserves. These amounts are shown on the U.S. Government Money Market Fund’s Statements of Operations as “Income from affiliates”.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Money Market	$90,610	$654	$(52,296)	$38,968

Municipal Money Market	573,323	257	(338,787)	234,793

U.S. Government Money Market	28,853,494	10,799	(30,232,193)	(1,367,900)

U.S. Government Select Money Market	7,896,951	2,259	(7,372,458)	526,752

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Money Market	$10,838,074	$1,849	$(18,237,189)	$(7,397,266)

Municipal Money Market	9,444,586	310	(14,901,055)	(5,456,159)

U.S. Government Money Market	46,902,533	3,293	(33,783,675)	13,122,151

U.S. Government Select Money Market	15,268,187	972	(15,876,075)	(606,916)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2017 (UNAUDITED)

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.23%	$1,000.00	$1,004.50	$1.16
Hypothetical	0.23%	$1,000.00	$1,023.92	$1.17

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.07%	$1,000.00	$1,003.70	$0.35
Hypothetical	0.07%	$1,000.00	$1,024.72	$0.36

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.35%	$1,000.00	$1,003.00	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.35%	$1,000.00	$1,003.10	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress reporting programs and cybersecurity program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds and their shareholders to address the amendments to Rule 2a-7 of the 1940 Act, including among other things, to convert certain of the Funds to “retail” funds limiting their beneficial owners to natural persons. They also considered Northern’s preparations with respect to the reporting modernization requirements required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds through expense reimbursements and/or fee waivers. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also took into account the low interest rate environment in which the Funds were operating and any contributions by Northern to the Funds to prevent negative yield. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus performance as calculated by Broadridge. Among other performance data considered, the Trustees noted that the Funds’ performance was equal to or above their respective Broadridge performance universe averages for the one-, three- and five-year periods ended January 31, 2017 and that each Fund had outperformed its respective benchmark for the one-, three- and five- year periods ended March 31, 2017. The Trustees also considered the Funds’ three-year performance versus net expenses as compared to their Broadridge peer groups.

The Trustees took into account management’s discussion of the Funds’ performance and considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees also noted the potential impact of the relative risk parameters of the different Funds. The Trustees also took into consideration the steps taken by Northern to manage the Funds to maintain stable net asset values during the recent market and economic environments, including in relation to the low interest rate environment. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; any voluntary expense reimbursements made by Northern to maintain a positive yield for the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They noted that the voluntary fee waivers and expense reimbursements being made by Northern to the Funds could be terminated at any time. The Trustees

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the net management fees of the Funds were above their Broadridge peer group medians. They also considered that the total expense ratios after reimbursement of expenses and/or waivers for the Funds were above their respective expense peer group and Broadridge category objective medians.

The Trustees took into account Northern’s discussion of the Funds’ expenses, including the explanation that Lipper used fiscal year end data and that Lipper peer funds experienced different interest rates levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had reimbursed expenses for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of each of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds.

The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Fund did not have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Funds to prevent negative yield in the current low interest rate environment.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also noted the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Funds for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	ACTIVE M EMERGING MARKETS EQUITY FUND
Ticker Symbol: NMMEX

22	ACTIVE M INTERNATIONAL EQUITY FUND
Ticker Symbol: NMIEX

31	ACTIVE M U.S. EQUITY FUND
Ticker Symbol: NMUSX

35	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

38	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

FIXED INCOME FUNDS

41	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

54	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

82	NOTES TO THE FINANCIAL STATEMENTS

97	FUND EXPENSES

99	APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

108	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about the Northern Funds’ investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at value	$1,094,181	$1,322,090
Investments in affiliates, at value	28,398	97,764
Cash held at broker	–	–
Foreign currencies, at value (cost $2,424, $23,702, $582, $476 and $2,827, respectively)	2,418	23,702
Interest income receivable	–	–
Dividend income receivable	1,350	2,827
Receivable for foreign tax reclaimable	337	3,904
Receivable for securities sold	2,700	111,628
Receivable for variation margin on futures contracts	209	87
Receivable for fund shares sold	252	117
Receivable from investment adviser	23	25
Unrealized appreciation on bilateral interest rate swap agreements	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Prepaid and other assets	12	11
Total Assets	1,129,880	1,562,155
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Payable for variation margin on centrally cleared interest rate swap agreements	–	–
Payable for securities purchased	3,798	162,555
Payable for when-issued securities	–	–
Payable for variation margin on futures contracts	1	–
Payable for fund shares redeemed	100	95
Payable to affiliates:
Management fees	199	186
Custody fees	21	24
Shareholder servicing fees	13	5
Transfer agent fees	3	3
Trustee fees	2	2
Accrued other liabilities	113	117
Total Liabilities	4,250	162,987
Net Assets	$1,125,630	$1,399,168
ANALYSIS OF NET ASSETS:
Capital stock	$937,627	$1,241,178
Accumulated undistributed net investment income (loss)	1,786	24,682
Accumulated undistributed net realized gain (loss)	(100,148)	(60,293)
Net unrealized appreciation	286,365	193,601
Net Assets	$1,125,630	$1,399,168
Shares Outstanding ($.0001 par value, unlimited authorization)	55,073	123,144
Net Asset Value, Redemption and Offering Price Per Share	$20.44	$11.36
Investments, at cost	$807,746	$1,128,426
Investments in affiliates, at cost	28,398	97,764

(1)	Includes variation margin on centrally cleared interest rate swap agreements of $(5).

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

ACTIVE M U.S. EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$540,945	$1,171,786	$154,293	$156,371	$303,435
21,753	53,125	3,929	15,227	15,857
–	–	–	516 (1)	–
–	593	489	2,806	–
–	19	–	2,597	5,039
717	863	635	9	10
–	916	227	34	–
1,171	836	1,697	275	3,210
30	151	–	–	–
58	291	2	–	90
5	7	5	4	8
–	–	–	5	–
–	–	–	1,059	–
11	11	9	5	12
564,690	1,228,598	161,286	178,908	327,661

–	–	–	825	–
–	–	–	5	–
2,630	336	2,034	1,089	5,056
–	–	–	–	3,065
5	42	–	–	–
39	676	139	–	24
59	181	23	25	43
16	22	6	6	8
–	6	3	–	–
2	3	–	–	1
1	3	2	1	2
22	24	22	26	22
2,774	1,293	2,229	1,977	8,221
$561,916	$1,227,305	$159,057	$176,931	$319,440

$493,525	$1,001,220	$157,166	$179,817	$345,467
193	28,890	(330)	(1,036)	712
4,639	26,172	(4,047)	(4,788)	(29,195)
63,559	171,023	6,268	2,938	2,456
$561,916	$1,227,305	$159,057	$176,931	$319,440
46,557	86,231	14,449	18,160	31,723
$12.07	$14.23	$11.01	$9.74	$10.07
$477,592	$1,001,039	$148,029	$153,778	$300,979
21,753	53,125	3,929	15,227	15,857

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND		ACTIVE M U.S. EQUITY FUND
INVESTMENT INCOME:
Dividend income	$17,007 (1)	$18,155	(1)	$5,160	(1)
Non-cash dividend income	1	235		–
Dividend income from investments in affiliates	114	199		75
Interest income	1	10		2
Total Investment Income	17,123	18,599		5,237
EXPENSES:
Management fees	5,694	5,362		1,746
Custody fees	493	610		52
Transfer agent fees	79	99		41
Registration fees	14	14		14
Printing fees	16	21		13
Professional fees	22	21		21
Shareholder servicing fees	52	10		–
Trustee fees	5	5		5
Other	33	40		6
Total Expenses	6,408	6,182		1,898
Less expenses reimbursed by investment adviser	(592)	(609)		(91)
Net Expenses	5,816	5,573		1,807
Net Investment Income	11,307	13,026		3,430
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	19,193	73,759		4,140
Credit default swap agreements	–	–		–
Interest rate swap agreements	–	–		–
Futures contracts	3,057	2,755		416
Foreign currency transactions	3	216		–
Forward foreign currency exchange contracts	–	–		–
Net changes in unrealized appreciation (depreciation) on:
Investments	96,646	83,326		26,854
Credit default swap agreements	–	–		–
Interest rate swap agreements	–	–		–
Futures contracts	(675)	4		214
Foreign currency translations	(164)	148		–
Forward foreign currency exchange contracts	–	–		–
Net Gains	118,060	160,208		31,624
Net Increase in Net Assets Resulting from Operations	$129,367	$173,234		$35,054

(1)	Net of $2,249, $1,754, $121, $2,814, $118, and $59, respectively, in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$25,471	(1)	$3,258 (1)	$–	$8
1,911		169	–	–
262		22	36	53
3		–	4,705 (1)	11,522
27,647		3,449	4,741	11,583

5,674		860	603	1,342
589		105	81	163
95		14	11	24
13		13	11	15
17		13	13	13
21		21	21	21
20		6	–	3
5		5	5	5
6		7	5	6
6,440		1,044	750	1,592
(89)		(158)	(85)	(212)
6,351		886	665	1,380
21,296		2,563	4,076	10,203

59,708		6,449	1,677	4,528
–		–	(105)	–
–		–	371	–
1,319		–	(110)	–
21		2	92	–
–		–	792	–

55,736		(5)	1,988	(2,645)
–		–	4	–
–		–	46	–
181		–	3	–
67		68	(120)	–
–		–	283	–
117,032		6,514	4,921	1,883
$138,328		$9,077	$8,997	$12,086

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		ACTIVE M U.S. EQUITY FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017(1)
OPERATIONS:
Net investment income	$11,307	$9,638	$13,026	$18,057	$3,430	$3,541
Net realized gains (losses)	22,253	(17,118)	76,730	23,075	4,556	83
Net change in unrealized appreciation (depreciation)	95,807	159,139	83,478	57,689	27,068	36,491
Net Increase in Net Assets Resulting from Operations	129,367	151,659	173,234	98,821	35,054	40,115
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	34,142	149,266	69,586	(371,050)	(51,187)	544,712
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	34,142	149,266	69,586	(371,050)	(51,187)	544,712
DISTRIBUTIONS PAID:
From net investment income	–	(15,870)	–	(20,000)	(3,251)	(3,527)
From net realized gains	–	–	–	–	–	–
Return of capital	–	–	–	–	–	–
Total Distributions Paid	–	(15,870)	–	(20,000)	(3,251)	(3,527)
Total Increase (Decrease) in Net Assets	163,509	285,055	242,820	(292,229)	(19,384)	581,300
NET ASSETS:
Beginning of period	962,121	677,066	1,156,348	1,448,577	581,300	–
End of period	$1,125,630	$962,121	$1,399,168	$1,156,348	$561,916	$581,300
Accumulated Undistributed Net Investment Income (Loss)	$1,786	$(9,521)	$24,682	$11,656	$193	$14

(1)	Commenced investment operations on May 5, 2016.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2017

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017	SEP 30, 2017	MAR 31, 2017

$21,296	$26,564	$2,563	$4,753	$4,076	$4,543	$10,203	$21,912
61,048	70,238	6,451	20,375	2,717	(1,705)	4,528	(3,354)
55,984	48,584	63	(18,363)	2,204	1,248	(2,645)	36,586
138,328	145,386	9,077	6,765	8,997	4,086	12,086	55,144

(139,472)	(47,081)	(67,003)	(85,318)	73,148	29,250	(5,236)	(116,483)
(139,472)	(47,081)	(67,003)	(85,318)	73,148	29,250	(5,236)	(116,483)

(19,858)	(28,178)	(1,191)	(9,699)	(3,611)	(1,208)	(10,269)	(18,210)
–	–	–	(20,516)	–	–	–	–
–	–	–	–	–	(30)	–	–
(19,858)	(28,178)	(1,191)	(30,215)	(3,611)	(1,238)	(10,269)	(18,210)
(21,002)	70,127	(59,117)	(108,768)	78,534	32,098	(3,419)	(79,549)

1,248,307	1,178,180	218,174	326,942	98,397	66,299	322,859	402,408
$1,227,305	$1,248,307	$159,057	$218,174	$176,931	$98,397	$319,440	$322,859
$28,890	$27,452	$(330)	$(1,702)	$(1,036)	$(1,501)	$712	$778

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$18.05	$15.36		$18.25	$18.98	$18.92	$18.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.20		0.25	0.24	0.18	0.15
Net realized and unrealized gains (losses)	2.18	2.79		(2.49)	(0.78)	0.09	0.33
Total from Investment Operations	2.39	2.99		(2.24)	(0.54)	0.27	0.48
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.30)		(0.28)	(0.19)	(0.21)	(0.23)
From net realized gains	–	–		(0.37)	–	–	–
Total Distributions Paid	–	(0.30)		(0.65)	(0.19)	(0.21)	(0.23)
Net Asset Value, End of Period	$20.44	$18.05		$15.36	$18.25	$18.98	$18.92
Total Return(2)	13.19%	19.75%		(12.11)%	(2.80)%	1.45%	2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,125,630	$962,121		$677,066	$1,313,300	$2,006,652	$2,264,394
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.10%	1.15	%(5)	1.35%	1.35%	1.33%	1.35	%(6)
Expenses, before reimbursements and credits	1.21%	1.28	%(5)	1.45%	1.45%	1.53%	1.53%
Net investment income, net of reimbursements and credits(4)	2.14%	1.13	%(5)	1.32%	1.25%	1.00%	0.87	%(6)
Net investment income, before reimbursements and credits	2.03%	1.00	%(5)	1.22%	1.15%	0.80%	0.69%
Portfolio Turnover Rate	15.33%	59.52%		37.58%	36.18%	54.90%	35.44%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017, and approximately $36,000, $16,000, $9,000, $44,000 and $81,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.35%. Prior to January 1, 2013, the expense limitation had been 1.40%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014		FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$9.95	$9.35		$10.44	$10.92	$9.88		$9.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.16		0.13	0.20	0.12		0.16
Net realized and unrealized gains (losses)	1.31	0.60		(1.15)	(0.45)	1.04		0.65
Total from Investment Operations	1.41	0.76		(1.02)	(0.25)	1.16		0.81
LESS DISTRIBUTIONS PAID:
From net investment income(1)	—	(0.16)		(0.07)	(0.23)	(0.12)		(0.18)
Total Distributions Paid	—	(0.16)		(0.07)	(0.23)	(0.12)		(0.18)
Net Asset Value, End of Period	$11.36	$9.95		$9.35	$10.44	$10.92		$9.88
Total Return(2)	14.17%	8.27%		(9.77)%	(2.27)%	11.70%		8.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,399,168	$1,156,348		$1,448,577	$1,915,763	$2,853,538		$2,205,344
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.85%	0.92	%(5)	1.20%	1.21%	1.29	%(6)	1.31%
Expenses, before reimbursements and credits	0.94%	1.01	%(5)	1.26%	1.30%	1.41%		1.43%
Net investment income, net of reimbursements and credits(4)	1.97%	1.41	%(5)	1.22%	1.45%	1.31	%(6)	1.59%
Net investment income, before reimbursements and credits	1.88%	1.32	%(5)	1.16%	1.36%	1.19%		1.47%
Portfolio Turnover Rate	44.63%	115.17%		70.24%	35.87%	39.36%		53.03%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $37,000, $71,000, $57,000, $19,000, $66,000 and $114,000, which represent less than 0.01, less than 0.01, less than 0.005, less than 0.005, less than 0.005, and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursements it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.
(6)	Effective January 1, 2014, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.20%. Prior to January 1, 2014, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

ACTIVE M U.S. EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	PERIOD ENDED MAR 31, 2017(1)
Net Asset Value, Beginning of Period	$11.39	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.09
Net realized and unrealized gains (losses)	0.68	1.39
Total from Investment Operations	0.75	1.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.09)
Total Distributions Paid	(0.07)	(0.09)
Net Asset Value, End of Period	$12.07	$11.39
Total Return(2)	6.60%	14.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$561,916	$581,300
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.66%	0.67%
Expenses, before reimbursements and credits	0.70%	0.72%
Net investment income, net of reimbursements and credits(4)	1.26%	1.16	%(5)
Net investment income, before reimbursements and credits	1.22%	1.11	%(5)
Portfolio Turnover Rate	12.99%	15.49%

(1)	Commenced investment operations on May 5, 2016.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000 and $27,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and for the period from May 5, 2016 (commencement of operations) to March 31, 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	As the Fund commenced investment operations on May 5, 2016, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	PERIOD ENDED MAR 31, 2013(1)
Net Asset Value, Beginning of Period	$12.97	$11.76	$12.22	$12.81	$10.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.27	0.28	0.31	0.26	0.23	0.11
Net realized and unrealized gains (losses)	1.21	1.22	(0.53)	(0.17)	2.12	0.85
Total from Investment Operations	1.48	1.50	(0.22)	0.09	2.35	0.96
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.22)	(0.29)	(0.24)	(0.23)	(0.21)	(0.10)
From net realized gains	–	–	–	(0.45)	(0.19)	–
Total Distributions Paid	(0.22)	(0.29)	(0.24)	(0.68)	(0.40)	(0.10)
Net Asset Value, End of Period	$14.23	$12.97	$11.76	$12.22	$12.81	$10.86
Total Return(3)	11.45%	12.96%	(1.80)%	0.64%	22.15%	9.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,227,305	$1,248,307	$1,178,180	$1,403,843	$1,129,178	$315,734
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.00%	1.00%	1.00%	1.00%	1.00%	0.99%
Expenses, before reimbursements and credits	1.02%	1.02%	1.02%	1.04%	1.18%	1.27%
Net investment income, net of reimbursements and credits(5)	3.36%	2.24%	2.51%	2.05%	2.10%	1.99	%(6)
Net investment income, before reimbursements and credits	3.34%	2.22%	2.49%	2.01%	1.92%	1.71	%(6)
Portfolio Turnover Rate	16.09%	81.27%	56.92%	58.31%	52.90%	50.68%

(1)	Commenced investment operations on September 18, 2012.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $47,000, $52,000, $33,000, $10,000, $15,000 and $10,000, which represents less than 0.01, less than 0.01, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and the period from September 18, 2012 (commencement of operations) to March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.63	$11.91		$16.66	$16.81	$19.02	$17.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.30		0.30	0.27	0.23	0.23
Net realized and unrealized gains (losses)	0.32	(0.04)		(0.71)	1.77	(0.17)	2.73
Total from Investment Operations	0.45	0.26		(0.41)	2.04	0.06	2.96
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.07)	(0.48)		(0.44)	(0.29)	(0.44)	(0.39)
From net realized gains	–	(1.06)		(3.90)	(1.90)	(1.83)	(0.84)
Total Distributions Paid	(0.07)	(1.54)		(4.34)	(2.19)	(2.27)	(1.23)
Net Asset Value, End of Period	$11.01	$10.63		$11.91	$16.66	$16.81	$19.02
Total Return(2)	4.23%	2.72%		(1.46)%	12.76%	0.96%	17.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$159,057	$218,174		$326,942	$767,452	$897,084	$1,142,873
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.92%	0.96	%(5)	1.11%	1.10%	1.10%	1.16	%(6)
Expenses, before reimbursements and credits	1.08%	1.10	%(5)	1.20%	1.26%	1.48%	1.46%
Net investment income, net of reimbursements and credits(4)	2.65%	1.79	%(5)	1.44%	1.67%	1.47%	1.24	%(6)
Net investment income, before reimbursements and credits	2.49%	1.65	%(5)	1.35%	1.51%	1.09%	0.94%
Portfolio Turnover Rate	59.06%	167.04%		94.24%	117.05%	48.54%	63.98%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $16,000, $14,000, $6,000, $22,000 and $49,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal year ended March 31, 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2013, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	PERIOD ENDED MAR 31, 2014(1)
Net Asset Value, Beginning of Period	$9.32	$8.89	$9.15		$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	0.53	0.35		0.46	0.12
Net realized and unrealized gains (losses) (Note 6)	0.33	0.03	(0.55	)(2)	(1.00)	0.13
Total from Investment Operations	0.62	0.56	(0.20)		(0.54)	0.25
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.20)	(0.13)	–		(0.34)	(0.08)
From net realized gains	–	–	–		(0.14)	–
Return of capital	–	– (4)	(0.06)		–	–
Total Distributions Paid	(0.20)	(0.13)	(0.06)		(0.48)	(0.08)
Net Asset Value, End of Period	$9.74	$9.32	$8.89		$9.15	$10.17
Total Return(5)	6.72%	6.32%	(2.25)%		(5.52)%	2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$176,931	$98,397	$66,299		$106,888	$102,174
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.94%	0.95%	0.95%		0.94%	0.92%
Expenses, before reimbursements and credits	1.06%	1.14%	1.11%		1.11%	1.42%
Net investment income, net of reimbursements and credits(7)	5.75%	5.48%	5.00%		4.62%	4.43	%(8)
Net investment income, before reimbursements and credits	5.63%	5.29%	4.84%		4.45%	3.93	%(8)
Portfolio Turnover Rate	66.17%	210.59%	203.48%		273.46%	38.02%

(1)	Commenced investment operations on December 3, 2013.
(2)	The Fund received reimbursements from NTI of approximately $52,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts from distributions paid from return of capital were less than $0.01 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $8,000, $5,000, $2,000 and $3,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2017, for the fiscal years ended March 31, 2017, 2016 and 2015, and the period from December 3, 2013 (commencement of operations) to March 31, 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(8)	As the Fund commenced investment operations on December 3, 2013, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$10.01	$9.01		$10.12	$10.72	$11.00	$10.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.63		0.51	0.53	0.56	0.65
Net realized and unrealized gains (losses)	0.06	0.91		(1.03)	(0.41)	0.10	0.65
Total from Investment Operations	0.38	1.54		(0.52)	0.12	0.66	1.30
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.32)	(0.54)		(0.54)	(0.54)	(0.58)	(0.65)
From net realized gains	–	–		(0.05)	(0.18)	(0.36)	(0.09)
Total Distributions Paid	(0.32)	(0.54)		(0.59)	(0.72)	(0.94)	(0.74)
Net Asset Value, End of Period	$10.07	$10.01		$9.01	$10.12	$10.72	$11.00
Total Return(2)	3.85%	17.41%		(5.19)%	1.15%	6.31%	12.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$319,440	$322,859		$402,408	$532,258	$728,450	$769,068
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.85%	0.87	%(5)	0.90%	0.90%	0.90%	0.97	%(6)
Expenses, before reimbursements and credits	0.99%	0.99	%(5)	0.99%	1.04%	1.19%	1.18%
Net investment income, net of reimbursements and credits(4)	6.32%	6.51	%(5)	5.51%	4.99%	5.21%	6.09	%(6)
Net investment income, before reimbursements and credits	6.18%	6.39	%(5)	5.42%	4.85%	4.92%	5.88%
Portfolio Turnover Rate	36.65%	92.50%		73.41%	53.92%	68.10%	96.04%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $25,000, $29,000, $6,000, $28,000, and $59,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal years ended March 31, 2017, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.
(6)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2013, the expense limitation had been 1.00%.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1)

Argentina – 0.7%

Banco Macro S.A. ADR	20,430	$2,397

MercadoLibre, Inc.	8,704	2,254

YPF S.A. ADR	135,940	3,029
		7,680

Brazil – 6.9%

Ambev S.A. ADR	100,657	663

Banco do Brasil S.A. *	79,400	876

CCR S.A.	861,100	4,840

EDP – Energias do Brasil S.A. *	284,100	1,362

Estacio Participacoes S.A.	35,000	342

Fibria Celulose S.A.	1,001,880	13,558

Fleury S.A.	63,600	592

Hypermarcas S.A.	260,200	2,636

Kroton Educacional S.A.	186,900	1,178

Lojas Renner S.A.	414,920	4,716

Magazine Luiza S.A.	4,800	112

MRV Engenharia e Participacoes S.A.	190,000	821

Natura Cosmeticos S.A.	956,421	9,452

Petroleo Brasileiro S.A. ADR *	1,325,756	13,311

Qualicorp S.A.	72,400	858

Smiles S.A.	38,800	980

TIM Participacoes S.A. ADR	211,200	3,861

Vale S.A. *	1,692,676	17,134

Vale S.A. ADR *	80,305	809
		78,101

Chile – 0.2%

Cencosud S.A.	507,035	1,550

Cia Cervecerias Unidas S.A. ADR	10,667	287
		1,837

China – 17.0%

Agricultural Bank of China Ltd., Class H	2,702,076	1,215

Alibaba Group Holding Ltd. ADR *	180,012	31,090

Baidu, Inc. ADR *	11,063	2,740

Bank of China Ltd., Class H	12,909,106	6,385

Beijing Capital International Airport Co. Ltd., Class H	866,000	1,292

China Communications Services Corp. Ltd., Class H	438,000	226

China Construction Bank Corp., Class H	17,956,569	14,962

China Life Insurance Co. Ltd., Class H	120,000	359

China Lodging Group Ltd. ADR *	34,950	4,153

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

China – 17.0% continued

China Petroleum & Chemical Corp., Class H	8,812,271	$6,632

China Railway Construction Corp. Ltd., Class H	683,000	868

China Shenhua Energy Co. Ltd., Class H	244,000	577

China Telecom Corp. Ltd., Class H	622,000	318

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,264,446	804

CNOOC Ltd.	358,342	464

CSPC Pharmaceutical Group Ltd.	2,076,000	3,487

Ctrip.com International Ltd. ADR *	119,642	6,310

Dongfeng Motor Group Co. Ltd., Class H	11,952,000	15,842

Fosun International Ltd.	104,000	221

Fuyao Glass Industry Group Co. Ltd., Class H (2)	19,600	71

Geely Automobile Holdings Ltd.	401,000	1,135

Great Wall Motor Co. Ltd., Class H	297,500	366

Guangzhou Automobile Group Co. Ltd., Class H	540,000	1,252

Guangzhou R&F Properties Co. Ltd., Class H	611,309	1,429

Huaneng Power International, Inc., Class H	706,000	436

Industrial & Commercial Bank of China Ltd., Class H	3,232,141	2,414

JD.com, Inc. ADR *	164,990	6,303

Jiangsu Expressway Co. Ltd., Class H	528,000	809

KWG Property Holding Ltd.	272,500	292

Longfor Properties Co. Ltd.	242,500	615

NetEase, Inc. ADR	1,366	360

People’s Insurance Co. Group of China (The) Ltd., Class H	3,006,000	1,350

PICC Property & Casualty Co. Ltd., Class H	896,000	1,586

Ping An Insurance Group Co. of China Ltd., Class H	1,598,000	12,330

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	736,000	523

Sihuan Pharmaceutical Holdings Group Ltd.	977,000	357

SINA Corp. *	15,261	1,750

Sinopec Engineering Group Co. Ltd., Class H	687,500	607

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,666,000	992

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

China – 17.0% – continued

Sinopharm Group Co. Ltd., Class H	194,400	$858

Sinotrans Ltd., Class H	653,000	333

Sinotruk Hong Kong Ltd.	173,000	241

Sunny Optical Technology Group Co. Ltd.	449,000	7,205

Tencent Holdings Ltd.	806,800	34,880

Tianhe Chemicals Group Ltd. *(2)(3)	17,672,000	2,647

TravelSky Technology Ltd., Class H	523,617	1,365

Want Want China Holdings Ltd.	10,181,000	7,156

Weichai Power Co. Ltd., Class H	192,000	211

Zhejiang Expressway Co. Ltd., Class H	670,000	834

Zhuzhou CRRC Times Electric Co. Ltd., Class H	548,500	3,077
		191,729

Czech Republic – 0.8%

CEZ A.S.	18,780	377

Komercni banka A.S.	200,365	8,761
		9,138

Egypt – 1.2%

Commercial International Bank Egypt S.A.E.	2,902,736	13,423

Commercial International Bank Egypt S.A.E. GDR (Registered)	135,281	615
		14,038

Greece – 0.1%

Eurobank Ergasias S.A. *	95,256	84

Hellenic Telecommunications Organization S.A.	8,103	98

JUMBO S.A.	11,742	194

OPAP S.A.	8,930	94

Titan Cement Co. S.A.	3,455	88
		558

Hong Kong – 4.1%

AIA Group Ltd.	769,700	5,708

Brilliance China Automotive Holdings Ltd.	1,088,000	2,924

China Lumena New Materials Corp. *(4)	5,884,000	–

China Mobile Ltd.	2,276,085	23,025

China Overseas Land & Investment Ltd.	1,428,000	4,656

China Resources Power Holdings Co. Ltd.	172,000	311

China Travel International Investment Hong Kong Ltd.	506,000	186

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

Hong Kong – 4.1% – continued

Haier Electronics Group Co. Ltd. *	465,000	$1,138

Sands China Ltd.	895,600	4,678

Shimao Property Holdings Ltd.	346,500	758

Sinotrans Shipping Ltd.	302,000	87

Sun Art Retail Group Ltd.	1,692,000	1,571

Yuexiu Property Co. Ltd.	4,412,000	900
		45,942

Hungary – 0.1%

Richter Gedeon Nyrt.	49,854	1,238

India – 6.4%

Adani Ports & Special Economic Zone Ltd.	99,313	574

Aditya Birla Capital Ltd. *(5)	1	—

Apollo Tyres Ltd.	116,463	439

Bharat Petroleum Corp. Ltd.	59,865	432

HCL Technologies Ltd.	22,907	307

HDFC Bank Ltd.	250,535	6,931

HDFC Bank Ltd. ADR	4,900	472

Hexaware Technologies Ltd.	53,935	223

Hindalco Industries Ltd.	406,674	1,503

Hindustan Petroleum Corp. Ltd.	122,641	802

Housing Development Finance Corp. Ltd.	69,510	1,856

ICICI Bank Ltd.	748,715	3,181

ICICI Bank Ltd. ADR	471,470	4,036

Indiabulls Housing Finance Ltd.	23,945	443

Indian Oil Corp. Ltd.	87,678	539

Infosys Ltd. ADR	36,581	534

ITC Ltd.	895,012	3,540

Mahindra & Mahindra Ltd.	15,484	297

Maruti Suzuki India Ltd.	62,360	7,628

Muthoot Finance Ltd.	82,175	598

National Aluminium Co. Ltd.	98,979	119

NHPC Ltd.	1,031,043	427

NMDC Ltd.	140,941	255

Oil & Natural Gas Corp. Ltd.	136,843	359

Oil India Ltd.	56,990	309

PC Jeweller Ltd.	55,000	279

Power Finance Corp. Ltd.	629,276	1,179

Reliance Industries Ltd.	112,902	1,353

Rural Electrification Corp. Ltd.	247,328	581

Tata Consultancy Services Ltd.	480,136	17,914

Tata Global Beverages Ltd.	284,963	900

Tata Steel Ltd.	35,690	358

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

India – 6.4% – continued

Tech Mahindra Ltd.	124,134	$870

UltraTech Cement Ltd.	58,541	3,457

UPL Ltd.	338,698	4,043

Vedanta Ltd.	276,793	1,333

Zee Entertainment Enterprises Ltd.	549,031	4,372
		72,443

Indonesia – 1.3%

Adaro Energy Tbk PT	4,161,400	566

Astra International Tbk PT	323,300	190

Bank Rakyat Indonesia Persero Tbk PT	5,671,400	6,444

Indofood Sukses Makmur Tbk PT	3,806,700	2,386

Perusahaan Gas Negara Persero Tbk	1,372,600	161

Telekomunikasi Indonesia Persero Tbk PT	14,204,415	4,912
		14,659

Malaysia – 0.7%

AirAsia Bhd.	230,000	188

AMMB Holdings Bhd.	228,500	236

Bursa Malaysia Bhd.	34,700	82

CIMB Group Holdings Bhd.	2,662,200	3,975

Genting Bhd.	179,200	405

Genting Malaysia Bhd.	2,078,700	2,650

Petronas Dagangan Bhd.	47,900	276

Top Glove Corp. Bhd.	195,700	257

Westports Holdings Bhd.	290,700	263
		8,332

Mexico – 5.3%

Alfa S.A.B. de C.V., Series A	5,466,333	6,889

America Movil S.A.B. de C.V., Series L	744,791	661

America Movil S.A.B. de C.V., Series L ADR	1,042,191	18,499

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	305,300	2,772

Coca-Cola Femsa S.A.B. de C.V. ADR	17,934	1,383

El Puerto de Liverpool S.A.B. de C.V., Series C1	34,500	279

Fomento Economico Mexicano S.A.B. de C.V. ADR	52,586	5,024

Genomma Lab Internacional S.A.B. de C.V., Series B *	102,900	131

Gruma S.A.B. de C.V., Series B	32,835	482

Grupo Bimbo S.A.B. de C.V., Series A	1,836,000	4,443

Grupo Financiero Banorte S.A.B. de C.V., Series O	812,200	5,592

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

Mexico – 5.3% – continued

Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR	78,369	$791

Industrias Bachoco S.A.B. de C.V. ADR	3,657	243

Megacable Holdings S.A.B. de C.V., Series CPO	105,439	439

Telesites S.A.B. de C.V. *	568,069	438

Wal-Mart de Mexico S.A.B. de C.V.	5,282,300	12,096
		60,162

Peru – 0.7%

Credicorp Ltd.	21,953	4,501

Southern Copper Corp.	80,100	3,185
		7,686

Philippines – 0.8%

Cebu Air, Inc.	128,300	277

DMCI Holdings, Inc.	1,072,000	329

Globe Telecom, Inc.	6,725	272

International Container Terminal Services, Inc.	105,720	217

Metropolitan Bank & Trust Co.	2,545,790	4,338

Semirara Mining & Power Corp.	167,600	154

SM Investments Corp.	193,611	3,368

Vista Land & Lifescapes, Inc.	1,503,700	188
		9,143

Poland – 0.9%

Energa S.A.	190,750	701

KGHM Polska Miedz S.A.	43,688	1,406

Orange Polska S.A. *	148,524	215

Polski Koncern Naftowy ORLEN S.A.	23,017	770

Powszechna Kasa Oszczednosci Bank Polski S.A. *	234,968	2,276

Powszechny Zaklad Ubezpieczen S.A.	366,184	4,617
		9,985

Qatar – 0.1%

Industries Qatar QSC	3,624	91

Ooredoo QSC	20,687	470
		561

Romania – 0.0%

NEPI Rockcastle PLC	14,115	192

Russia – 2.6%

Gazprom PJSC ADR	152,166	638

LUKOIL PJSC ADR (London Exchange)	134,073	7,097

Magnit PJSC	10,521	1,846

Magnit PJSC GDR (Registered)	39,375	1,611

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

Russia – 2.6% – continued

Mobile TeleSystems PJSC ADR	21,065	$220

Novolipetsk Steel PJSC GDR	49,357	1,123

Sberbank of Russia PJSC (Moscow Exchange)	1,216,000	4,065

Sberbank of Russia PJSC ADR	521,136	7,429

Surgutneftegas OJSC ADR (London Exchange)	79,819	404

Yandex N.V., Class A *	140,560	4,631
		29,064

South Africa – 5.4%

AVI Ltd.	66,969	485

Barloworld Ltd.	1,126,034	10,357

Bidvest Group (The) Ltd.	225,227	2,875

Exxaro Resources Ltd.	67,409	616

FirstRand Ltd.	1,671,992	6,435

Imperial Holdings Ltd.	66,661	942

Investec Ltd.	52,159	378

Mondi Ltd.	38,831	1,037

MTN Group Ltd.	119,157	1,095

Murray & Roberts Holdings Ltd.	168,668	200

Naspers Ltd., Class N	69,215	15,109

Sappi Ltd.	124,472	847

Standard Bank Group Ltd.	719,004	8,391

Telkom S.A. SOC Ltd.	44,484	195

Truworths International Ltd.	2,019,675	11,528

Wilson Bayly Holmes-Ovcon Ltd.	29,065	316
		60,806

South Korea – 16.2%

BGF retail Co. Ltd.	2,625	190

Cheil Worldwide, Inc.	14,251	227

CJ O Shopping Co. Ltd.	2,325	402

DGB Financial Group, Inc.	49,036	450

GS Home Shopping, Inc.	2,589	491

Hana Financial Group, Inc.	37,023	1,533

Hyundai Engineering & Construction Co. Ltd.	6,298	211

Hyundai Heavy Industries Co. Ltd. *	19,539	2,485

Hyundai Marine & Fire Insurance Co. Ltd.	17,567	696

Hyundai Mobis Co. Ltd.	41,965	8,794

Hyundai Motor Co.	128,119	16,850

Industrial Bank of Korea	61,150	769

KB Financial Group, Inc.	27,350	1,343

Korea Electric Power Corp.	24,291	823

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

South Korea – 16.2% – continued

KT Corp. ADR	25,823	$358

KT&G Corp.	11,604	1,069

LG Chem Ltd.	15,962	5,483

LG Electronics, Inc.	15,610	1,128

LG Uplus Corp.	74,614	870

LS Corp.	12,668	872

Meritz Fire & Marine Insurance Co. Ltd.	32,020	690

NAVER Corp.	309	201

NH Investment & Securities Co. Ltd.	112,619	1,345

Orion Corp. *	101,272	8,578

Orion Holdings Corp.	20,295	402

POSCO	68,434	18,965

Posco Daewoo Corp.	17,302	292

Samsung Electronics Co. Ltd.	34,215	76,905

Shinhan Financial Group Co. Ltd.	480,361	21,192

SK Holdings Co. Ltd.	2,902	731

SK Hynix, Inc.	57,527	4,178

SK Innovation Co. Ltd.	8,520	1,484

SK Telecom Co. Ltd.	3,690	821

Woori Bank	80,759	1,258
		182,086

Taiwan – 12.2%

Acer, Inc. *	916,000	459

Asustek Computer, Inc.	133,000	1,088

Catcher Technology Co. Ltd.	1,245,000	12,112

Cathay Financial Holding Co. Ltd.	1,488,000	2,365

Chailease Holding Co. Ltd.	482,000	1,189

China Development Financial Holding Corp.	1,172,000	352

Chipbond Technology Corp.	402,000	693

CTBC Financial Holding Co. Ltd.	4,017,000	2,530

Epistar Corp. *	821,000	1,053

Farglory Land Development Co. Ltd.	218,251	243

First Financial Holding Co. Ltd.	1,719,800	1,109

Formosa Chemicals & Fibre Corp.	249,000	756

Formosa Plastics Corp.	173,000	524

Foxconn Technology Co. Ltd.	483,321	1,411

Hon Hai Precision Industry Co. Ltd.	8,445,285	29,800

Inventec Corp.	610,000	456

King’s Town Bank Co. Ltd.	268,293	283

Largan Precision Co. Ltd.	29,149	5,167

Lite-On Technology Corp.	412,465	588

Nan Ya Plastics Corp.	139,000	344

Pegatron Corp.	402,000	1,055

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

Taiwan – 12.2% – continued

Phison Electronics Corp.	47,000	$558

President Chain Store Corp.	406,000	3,407

Quanta Computer, Inc.	183,000	422

Radiant Opto-Electronics Corp.	329,000	772

Taiwan Semiconductor Manufacturing Co. Ltd.	6,760,542	48,267

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	496,670	18,650

Wistron Corp.	664,191	537

Yuanta Financial Holding Co. Ltd.	3,473,000	1,500
		137,690

Thailand – 2.3%

Kasikornbank PCL NVDR	743,300	4,621

Kiatnakin Bank PCL NVDR	280,600	587

Krung Thai Bank PCL NVDR	1,898,292	1,071

Land & Houses PCL NVDR	2,404,400	715

PTT Global Chemical PCL NVDR	193,800	448

PTT PCL NVDR	409,800	5,019

Siam Commercial Bank (The) PCL (Registered)	2,296,600	10,536

Siam Commercial Bank (The) PCL NVDR	147,900	679

Star Petroleum Refining PCL NVDR	203,000	108

Thai Oil PCL NVDR	275,000	764

Thanachart Capital PCL NVDR	414,963	607

Tisco Financial Group PCL NVDR	368,600	852
		26,007

Turkey – 0.9%

Arcelik A.S.	112,265	716

Ford Otomotiv Sanayi A.S.	16,408	210

KOC Holding A.S.	723,571	3,322

Turkiye Garanti Bankasi A.S.	945,008	2,570

Turkiye Is Bankasi, Class C	498,955	950

Ulker Biskuvi Sanayi A.S.	373,001	2,026
		9,794

United Arab Emirates – 1.9%

Abu Dhabi Commercial Bank PJSC	86,209	167

Aldar Properties PJSC	737,262	468

Dubai Investments PJSC	1,326,585	838

Dubai Islamic Bank PJSC	649,440	1,070

Emaar Properties PJSC	8,139,930	18,822
		21,365

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 89.9% (1) – continued

United States – 1.1%

Copa Holdings S.A., Class A	19,310	$2,405

Tenaris S.A. ADR	332,725	9,419
		11,824
Total Common Stocks
(Cost $748,643)		1,012,060

PARTICIPATION (EQUITY LINKED) NOTES – 1.7%

China – 1.7%

Anhui Conch Cement Co. Ltd., Issued by JP Morgan Structured Products, Expires 4/14/21	617,100	2,320

Hangzhou Hikvision Digital Technology Co.Ltd., Issued by JP Morgan Structured Products, Expires 4/20/20 (2)	1,014,000	4,885

Han’s Laser Technology Industry Group Co.Ltd., Issued by JP Morgan Structured Products, Expires 07/27/18	537,100	3,525

Kweichow Moutai Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/13/19 (2)	58,060	4,524

Shanghai International Airport Co. Ltd., Issued by JP Morgan Structured Products, Expires 11/20/19 (2)	760,700	4,349
		19,603
Total Participation (Equity Linked) Notes
(Cost $14,467)		19,603

PREFERRED STOCKS – 5.5% (1)

Brazil – 4.7%

Banco Bradesco S.A. ADR, 2.05% (6)	112,664	1,247

Banco do Estado do Rio Grande do Sul S.A., Class B, 0.27% (6)	178,900	988

Cia Energetica de Sao Paulo, Class B, 3.76% (6)	42,100	191

Gerdau S.A. ADR, 0.40% (6)	966,796	3,316

Itau Unibanco Holding S.A. ADR, 0.45% (6)	2,119,628	29,039

Itau Unibanco Holding S.A., 0.44% (6)	88,161	1,211

Lojas Americanas S.A., 0.15% (6)	1,439,183	8,756

Metalurgica Gerdau S.A. *	474,900	787

Petroleo Brasileiro S.A. *	149,856	726

Petroleo Brasileiro S.A. ADR *	355,366	3,433

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 5.5% (1) – continued

Brazil – 4.7% – continued

Suzano Papel e Celulose S.A., Class A, 1.69% (6)	268,300	$1,559

Telefonica Brasil S.A. ADR, 0.39% (6)	103,354	1,637
		52,890

Chile – 0.6%

Embotelladora Andina S.A., Class B ADR, 2.05% (6)	6,719	185

Sociedad Quimica y Minera de Chile S.A. ADR, 1.89% (6)	116,700	6,496
		6,681

Colombia – 0.0%

Banco Davivienda S.A., 3.18% (6)	31,330	353

South Korea – 0.2%

Samsung Electronics Co. Ltd., 1.20% (6)	854	1,543
Total Preferred Stocks
(Cost $43,585)		61,467

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds - Government Assets Portfolio, 0.82% (7)(8)	28,398,262	28,398
Total Investment Companies
(Cost $28,398)		28,398

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (9)(10)	$1,055	$1,051
Total Short-Term Investments
(Cost $1,051)		1,051

Total Investments – 99.7%
(Cost $836,144)		1,122,579

Other Assets less Liabilities – 0.3%		3,051
Net Assets – 100.0%		$1,125,630

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $2,647,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2017 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index	348	$18,954	Long	12/17	$(61)

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	6.9
Energy	5.4
Financials	22.7
Health Care	1.0
Industrials	5.3
Information Technology	29.0
Materials	8.9
Real Estate	2.7
Telecommunication Services	5.3
Utilities	0.4

Total	100.0%

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	22.0%
Hong Kong Dollar	16.9
Korean Won	16.8
Taiwan Dollar	10.9
Brazilian Real	6.7
Indian Rupee	6.2
South African Rand	5.6
All other countries less than 5%	14.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$7,680	$–	$–	$7,680
Brazil	78,101	–	–	78,101
Chile	1,837	–	–	1,837
China	52,705	139,024	–	191,729
Egypt	13,423	615	–	14,038
India	5,042	67,401	–	72,443
Mexico	60,162	–	–	60,162
Peru	7,686	–	–	7,686
Russia	6,698	22,366	–	29,064
South Korea	358	181,728	–	182,086
Taiwan	137,690	–	–	137,690
United States	11,824	–	–	11,824
All Other Countries (1)	–	217,720	–	217,720
Total Common Stocks	383,206	628,854	–	1,012,060
Participation (Equity Linked) Notes (1)	–	19,603	–	19,603

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Preferred Stocks
South Korea	$–	$1,543	$–	$1,543
All Other Countries (1)	59,924	–	–	59,924
Total Preferred Stocks	59,924	1,543	–	61,467
Investment Companies	28,398	–	–	28,398
Short-Term Investments	–	1,051	–	1,051
Total Investments	$471,528	$651,051	$–	$1,122,579

OTHER FINANCIAL INSTRUMENTS
Liabilities
Future Contracts	$(61)	$–	$–	$(61)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
	Value (000S)	Reason
Common Stocks
Taiwan	$112,729	Valuations at official close price

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1)

Australia – 2.6%

ALS Ltd.	171,271	$1,053

Amaysim Australia Ltd.	684,546	1,055

Aristocrat Leisure Ltd.	56,647	937

Aveo Group	288,436	543

Beach Energy Ltd.	2,808,339	1,817

BHP Billiton PLC	119,368	2,103

BT Investment Management Ltd.	149,592	1,305

Charter Hall Group	387,735	1,640

CSL Ltd.	172,898	18,177

CSR Ltd.	456,614	1,701

JB Hi-Fi Ltd.	50,249	907

Mineral Resources Ltd.	96,027	1,235

OZ Minerals Ltd.	131,834	768

Seven Group Holdings Ltd.	90,367	856

Westfield Corp.	363,725	2,240
		36,337

Austria – 0.1%

Erste Group Bank A.G. *	31,493	1,365

Belgium – 0.6%

Ageas	85,989	4,041

D’ieteren S.A./N.V.	38,169	1,753

Warehouses De Pauw - CVA	16,942	1,912
		7,706

Brazil – 1.2%

Cia Paranaense de Energia	215,400	1,585

Embraer S.A. ADR	219,718	4,968

Petroleo Brasileiro S.A. ADR *	214,831	2,157

Raia Drogasil S.A. *	341,900	8,093
		16,803

Canada – 4.5%

Air Canada *	77,550	1,631

Algonquin Power & Utilities Corp.	106,416	1,125

Barrick Gold Corp.	106,082	1,707

BRP, Inc. (Sub Voting)	32,614	1,055

Canada Goose Holdings, Inc. *	51,516	1,059

Canadian Apartment Properties REIT	32,558	880

Canadian Imperial Bank of Commerce	2,390	209

Canadian Pacific Railway Ltd.	32,700	5,493

Canadian Pacific Railway Ltd. (New York Exchange)	89,449	15,030

Dorel Industries, Inc., Class B	49,532	1,185

E-L Financial Corp. Ltd.	1,265	858

Eldorado Gold Corp.	695,562	1,530

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Canada – 4.5% – continued

Encana Corp.	550,706	$6,484

Enerflex Ltd.	53,256	785

Entertainment One Ltd.	411,890	1,424

Gildan Activewear, Inc.	112,376	3,512

Gran Tierra Energy, Inc. *	364,209	826

Hudbay Minerals, Inc.	133,323	988

IAMGOLD Corp. *	315,486	1,929

Interfor Corp. *	67,578	1,071

Kinross Gold Corp. *	363,283	1,540

Laurentian Bank of Canada	28,345	1,370

Manulife Financial Corp.	210,800	4,276

Parex Resources, Inc. *	135,765	1,638

Premium Brands Holdings Corp.	19,047	1,519

Tamarack Valley Energy Ltd. *	586,201	1,330

Tricon Capital Group, Inc.	122,244	992

WSP Global, Inc.	22,743	946
		62,392

China – 3.1%

Baidu, Inc. ADR *	26,400	6,539

China Telecom Corp. Ltd., Class H	1,608,000	822

CNOOC Ltd.	4,260,000	5,512

Ctrip.com International Ltd. ADR *	224,503	11,840

Tencent Holdings Ltd.	432,405	18,694
		43,407

Czech Republic – 0.0%

O2 Czech Republic A.S.	20,223	248

Denmark – 2.7%

Chr Hansen Holding A/S	135,720	11,640

Coloplast A/S, Class B	134,588	10,923

GN Store Nord A/S	42,427	1,455

Jyske Bank A/S (Registered)	13,782	796

Novozymes A/S, Class B	208,390	10,694

Royal Unibrew A/S	28,907	1,585
		37,093

Finland – 0.2%

Cramo OYJ	72,712	1,910

Valmet OYJ	60,243	1,185
		3,095

France – 7.9%

Alstom S.A.	98,279	4,179

Alten S.A.	14,177	1,281

Amundi S.A. (2)	19,594	1,630

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

France – 7.9% – continued

Arkema S.A.	19,150	$2,347

Atos S.E.	12,951	2,011

BNP Paribas S.A.	106,172	8,567

Cie de Saint-Gobain	89,671	5,345

Criteo S.A. ADR *	15,395	639

Edenred	28,177	767

Eiffage S.A.	23,535	2,437

Elior Group S.A. (2)	36,366	962

Engie S.A.	462,703	7,854

Essilor International S.A.	72,908	9,020

Faurecia	19,894	1,381

Hermes International	18,072	9,111

Ipsen S.A.	26,413	3,514

LVMH Moet Hennessy Louis Vuitton S.E.	49,884	13,753

Nexity S.A. *	26,765	1,636

Renault S.A.	15,501	1,523

Rexel S.A.	160,240	2,773

Savencia S.A.	8,762	839

Schneider Electric S.E. (Euronext Paris Exchange) *	103,949	9,048

SCOR S.E.	23,394	981

SEB S.A.	5,349	982

Societe Generale S.A.	75,180	4,398

Teleperformance	21,012	3,137

Television Francaise 1	61,635	900

TOTAL S.A.	144,600	7,777

Worldline S.A./France *(2)	27,679	1,173
		109,965

Germany – 4.9%

Aareal Bank A.G.	20,488	868

adidas A.G.	43,998	9,953

alstria office REIT-A.G.	102,602	1,466

BASF S.E.	70,579	7,511

Bechtle A.G.	19,398	1,453

Carl Zeiss Meditec A.G. (Bearer)	25,199	1,315

CECONOMY A.G.	98,551	1,161

Deutsche Lufthansa A.G. (Registered)	39,878	1,108

Draegerwerk A.G. & Co. KGaA	639	339

Draegerwerk A.G. & Co. KGaA (Xetra Exchange)	4,721	398

Duerr A.G.	22,391	2,994

E.ON S.E.	249,774	2,827

Freenet A.G.	27,949	934

Gerresheimer A.G.	9,589	743

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Germany – 4.9% – continued

LANXESS A.G.	16,892	$1,334

Linde A.G.	247	52

Linde A.G. *	23,840	4,972

METRO A.G. *	179,064	3,786

MTU Aero Engines A.G.	7,454	1,189

Rheinmetall A.G.	38,429	4,333

RHOEN-KLINIKUM A.G.	20,341	685

RWE A.G. *	92,718	2,106

SAF-Holland S.A.	108,699	2,210

Salzgitter A.G.	56,769	2,577

SAP S.E.	41,153	4,508

Stabilus S.A.	34,588	3,139

TAG Immobilien A.G.	102,202	1,717

VTG A.G.	22,387	1,245

Wirecard A.G.	20,613	1,886
		68,809

Greece – 0.1%

Alpha Bank A.E. *	623,714	1,236

Hong Kong – 1.8%

AIA Group Ltd.	1,274,400	9,451

Bosideng International Holdings Ltd.	7,534,000	695

China High Precision Automation Group Ltd. *(3)	982,000	5

China Merchants Port Holdings Co. Ltd.	696,000	2,154

China Mobile Ltd.	692,500	7,005

First Pacific Co. Ltd.	1,740,000	1,389

Man Wah Holdings Ltd.	2,549,600	2,285

Tongda Group Holdings Ltd.	4,080,000	1,096

Yue Yuen Industrial Holdings Ltd.	429,500	1,637
		25,717

Hungary – 0.0%

Magyar Telekom Telecommunications PLC	370,235	674

India – 1.0%

HDFC Bank Ltd. ADR	149,952	14,451

Ireland – 2.3%

Accenture PLC, Class A	112,019	15,130

AerCap Holdings N.V. *	20,111	1,028

Allied Irish Banks PLC	82,728	497

C&C Group PLC	555,207	2,001

Grafton Group PLC	95,643	1,065

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Ireland – 2.3% – continued

ICON PLC *	90,321	$10,286

UDG Healthcare PLC	226,663	2,586
		32,593

Israel – 0.2%

Taro Pharmaceutical Industries Ltd. *	27,680	3,119

Italy – 3.8%

A2A S.p.A.	863,616	1,485

Amplifon S.p.A.	152,354	2,316

Assicurazioni Generali S.p.A.	226,310	4,222

Azimut Holding S.p.A.	41,357	896

BPER Banca	425,961	2,547

Brembo S.p.A.	213,118	3,612

Eni S.p.A.	374,021	6,196

Ferrari N.V.	82,349	9,114

Infrastrutture Wireless Italiane S.p.A. (2)	289,277	1,914

Luxottica Group S.p.A.	129,327	7,238

Saipem S.p.A. *	482,890	2,085

UniCredit S.p.A. *	509,247	10,846
		52,471

Japan – 17.3%

ADEKA Corp.	97,300	1,776

Asahi Intecc Co. Ltd.	19,800	1,035

Benesse Holdings, Inc.	35,800	1,293

Canon, Inc.	99,000	3,384

Chiyoda Corp.	281,000	1,644

Chudenko Corp.	40,300	1,171

Citizen Watch Co. Ltd.	279,000	1,923

CKD Corp.	90,200	1,774

Dai Nippon Printing Co. Ltd.	67,300	1,613

Daifuku Co. Ltd.	37,800	1,866

Daihen Corp.	153,000	1,358

Dai-ichi Life Holdings, Inc.	169,200	3,042

Daikyonishikawa Corp.	68,800	1,109

DCM Holdings Co. Ltd.	78,700	711

DeNA Co. Ltd.	51,000	1,144

Denka Co. Ltd.	56,800	1,872

Doutor Nichires Holdings Co. Ltd.	66,700	1,435

Dowa Holdings Co. Ltd.	18,800	690

East Japan Railway Co.	65,900	6,088

Eisai Co. Ltd.	38,600	1,983

Fuji Media Holdings, Inc.	288,000	4,102

Fuji Oil Holdings, Inc.	31,600	825

Fujikura Ltd.	90,600	728

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Japan – 17.3% – continued

Fujitsu Ltd.	631,000	$4,701

Gree, Inc.	211,100	1,444

Hachijuni Bank (The) Ltd.	383,700	2,401

Hisamitsu Pharmaceutical Co., Inc.	49,900	2,396

Hitachi Ltd.	661,000	4,663

Honda Motor Co. Ltd.	198,100	5,873

Horiba Ltd.	15,300	868

Inpex Corp.	151,000	1,609

Japan Airlines Co. Ltd.	178,300	6,035

Japan Hotel REIT Investment Corp.	1,459	923

JGC Corp.	120,800	1,957

JSR Corp.	188,500	3,583

Kanamoto Co. Ltd.	36,300	1,146

KDDI Corp.	289,800	7,645

Keyence Corp.	31,760	16,932

Kissei Pharmaceutical Co. Ltd.	52,200	1,412

Komatsu Ltd.	180,992	5,155

Kyushu Financial Group, Inc.	182,400	1,123

Lintec Corp.	25,600	694

Macromill, Inc.	43,200	981

Maeda Corp.	125,000	1,528

Mandom Corp.	50,600	1,393

Matsumotokiyoshi Holdings Co. Ltd.	24,200	1,623

Mazda Motor Corp.	13,640	209

Medipal Holdings Corp.	110,200	1,915

Mitsubishi Estate Co. Ltd.	11,161	194

Mitsubishi Heavy Industries Ltd.	83,400	3,299

Mitsubishi Motors Corp.	488,000	3,866

Mitsubishi Tanabe Pharma Corp.	29,100	669

Mitsubishi UFJ Financial Group, Inc.	810,800	5,268

Mizuho Financial Group, Inc.	2,651,100	4,649

Morinaga & Co. Ltd.	17,800	990

Murata Manufacturing Co. Ltd.	1,784	264

Musashi Seimitsu Industry Co. Ltd.	25,800	805

NET One Systems Co. Ltd.	102,500	1,084

Nikon Corp.	146,600	2,544

Nippon Accommodations Fund, Inc.	302	1,173

Nippon Shinyaku Co. Ltd.	13,600	945

Nippon Suisan Kaisha Ltd.	211,900	1,188

Nippon Television Holdings, Inc.	79,700	1,401

Nissha Printing Co. Ltd.	24,600	669

North Pacific Bank Ltd.	335,800	1,063

Open House Co. Ltd.	41,000	1,433

Otsuka Holdings Co. Ltd.	5,417	215

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Japan – 17.3% – continued

Outsourcing, Inc.	122,000	$1,697

PALTAC CORPORATION	43,400	1,696

Panasonic Corp.	27,045	392

Penta-Ocean Construction Co. Ltd.	168,600	1,064

Round One Corp.	91,200	1,229

Ryobi Ltd.	37,400	1,008

Saizeriya Co. Ltd.	28,100	773

Sankyo Co. Ltd.	167,100	5,335

Sanwa Holdings Corp.	186,700	2,143

Secom Co. Ltd.	3,507	256

Sega Sammy Holdings, Inc.	224,500	3,137

Seiko Epson Corp.	4,391	106

Seino Holdings Co. Ltd.	99,400	1,396

Seven & i Holdings Co. Ltd.	6,600	255

Shiga Bank (The) Ltd.	259,000	1,442

Ship Healthcare Holdings, Inc.	32,000	989

Shizuoka Bank (The) Ltd.	182,000	1,638

Starts Corp., Inc.	40,700	1,048

Sumitomo Bakelite Co. Ltd.	183,000	1,349

Sumitomo Forestry Co. Ltd.	86,500	1,357

Sumitomo Mitsui Financial Group, Inc.	227,700	8,759

Sumitomo Mitsui Trust Holdings, Inc.	85,700	3,097

Sun Frontier Fudousan Co. Ltd.	124,500	1,346

Suzuken Co. Ltd.	56,300	2,007

Sysmex Corp.	115,340	7,363

T&D Holdings, Inc.	274,900	3,993

Taisho Pharmaceutical Holdings Co. Ltd.	39,600	3,007

Takasago Thermal Engineering Co. Ltd.	47,800	790

Takeda Pharmaceutical Co. Ltd.	165,300	9,155

TIS, Inc.	48,500	1,437

Toagosei Co. Ltd.	128,100	1,717

Toda Corp.	138,000	1,076

Tokyo Ohka Kogyo Co. Ltd.	46,200	1,643

Tokyo Seimitsu Co. Ltd.	37,400	1,327

Tokyo Steel Manufacturing Co. Ltd.	149,900	1,236

Toyo Suisan Kaisha Ltd.	81,700	3,003

TSI Holdings Co. Ltd.	168,500	1,343

Tsubakimoto Chain Co.	123,000	983

TV Asahi Holdings Corp.	119,600	2,390

Ulvac, Inc.	23,200	1,460

UT Group Co. Ltd. *	50,500	992

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Japan – 17.3% – continued

Wacoal Holdings Corp.	57,700	$1,647

Zenkoku Hosho Co. Ltd.	41,100	1,727
		242,302

Mexico – 0.8%

Cemex S.A.B. de C.V. ADR (Participation Certificate) *	73,261	665

Fibra Uno Administracion S.A. de C.V.	801,538	1,352

Wal-Mart de Mexico S.A.B. de C.V.	4,174,896	9,561
		11,578

Netherlands – 3.7%

Akzo Nobel N.V.	63,900	5,901

AMG Advanced Metallurgical Group N.V.	27,351	1,180

ArcelorMittal *	22,165	572

ASM International N.V.	14,159	897

ASR Nederland N.V.	33,918	1,357

BE Semiconductor Industries N.V.	25,589	1,782

Core Laboratories N.V.	91,162	8,998

Euronext N.V. (2)	37,628	2,290

ING Groep N.V.	306,779	5,658

Koninklijke Philips N.V.	26,449	1,094

Philips Lighting N.V. (2)	36,700	1,481

PostNL N.V.	873,996	3,767

Refresco Group N.V. (2)	49,027	987

Royal Dutch Shell PLC, Class B	462,980	14,237

TKH Group N.V. - CVA	18,948	1,232
		51,433

New Zealand – 0.1%

Summerset Group Holdings Ltd.	379,537	1,393

Norway – 0.3%

Statoil ASA	73,813	1,481

Storebrand ASA	295,155	2,505
		3,986

Russia – 1.5%

Gazprom PJSC ADR	877,485	3,677

LUKOIL PJSC ADR (London Exchange)	64,000	3,388

Sberbank of Russia PJSC ADR	133,300	1,900

Yandex N.V., Class A *	349,156	11,505
		20,470

Singapore – 0.2%

Fortune Real Estate Investment Trust	758,000	891

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Singapore – 0.2% – continued

Mapletree Industrial Trust	652,300	$902

Venture Corp. Ltd.	83,500	1,088
		2,881

South Africa – 0.4%

Anglo American Platinum Ltd. *	64,837	1,652

Gold Fields Ltd. ADR	661,599	2,852

Impala Platinum Holdings Ltd. *	393,318	900
		5,404

South Korea – 3.1%

Amorepacific Corp.	10,984	2,488

DongKook Pharmaceutical Co. Ltd.	13,145	666

Douzone Bizon Co. Ltd.	37,706	1,028

GS Home Shopping, Inc.	4,216	799

Hugel, Inc. *	2,681	1,239

KB Financial Group, Inc.	63,571	3,121

KIWOOM Securities Co. Ltd.	25,308	1,604

KT Corp. ADR	210,292	2,917

KT&G Corp.	26,457	2,437

Lotte Chilsung Beverage Co. Ltd.	2,328	2,752

Lotte Confectionery Co. Ltd.	9,846	1,427

LS Industrial Systems Co. Ltd.	15,474	733

Nexen Tire Corp.	53,926	624

Poongsan Corp.	27,405	1,229

S-1 Corp.	40,995	3,193

Samsung Electronics Co. Ltd.	2,001	4,498

SFA Engineering Corp.	33,486	1,212

Shinhan Financial Group Co. Ltd.	51,824	2,286

SK Telecom Co. Ltd.	25,814	5,743

SKC Co. Ltd.	31,363	1,133

SL Corp.	48,227	783

TES Co. Ltd.	43,713	1,222
		43,134

Spain – 1.5%

Banco Bilbao Vizcaya Argentaria S.A. ADR	109,355	975

Bankinter S.A.	176,322	1,668

CaixaBank S.A.	1,132,891	5,688

Distribuidora Internacional de Alimentacion S.A.	122,056	712

Ebro Foods S.A.	55,117	1,306

Enagas S.A.	45,372	1,278

Industria de Diseno Textil S.A.	142,863	5,384

Melia Hotels International S.A.	62,474	903

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Spain – 1.5% – continued

Merlin Properties Socimi S.A.	168,810	$2,340

Tecnicas Reunidas S.A.	17,629	558
		20,812

Sweden – 1.9%

Alfa Laval AB	114,100	2,790

Atlas Copco AB, Class A	299,599	12,706

Com Hem Holding AB	108,785	1,557

Dometic Group AB (2)	86,960	739

Intrum Justitia AB	24,598	872

Scandic Hotels Group AB (2)	97,077	1,333

SSAB AB, Class B *	357,181	1,420

Swedish Orphan Biovitrum AB *	50,411	778

Telefonaktiebolaget LM Ericsson, Class B	518,271	2,991

Wihlborgs Fastigheter AB	73,852	1,808
		26,994

Switzerland – 7.6%

ABB Ltd. (Registered)	297,053	7,344

Adecco Group A.G. (Registered)	41,825	3,257

Aryzta A.G. *	70,315	2,160

Chubb Ltd.	113,914	16,238

Cie Financiere Richemont S.A. (Registered)	71,759	6,558

Clariant A.G. (Registered) *	34,892	836

Emmi A.G. (Registered) *	1,160	760

Georg Fischer A.G. (Registered)	2,352	2,903

Helvetia Holding A.G. (Registered)	1,357	738

Julius Baer Group Ltd. *	67,816	4,019

LafargeHolcim Ltd. (Registered) *	72,646	4,252

Logitech International S.A. (Registered)	70,249	2,562

Lonza Group A.G. (Registered) *	13,256	3,477

Nestle S.A. (Registered)	179,097	15,000

Novartis A.G. (Registered)	74,509	6,394

Pargesa Holding S.A. (Bearer)	28,056	2,335

Partners Group Holding A.G.	2,255	1,532

Roche Holding A.G. (Genusschein)	26,609	6,793

Sika A.G. (Bearer)	132	982

Straumann Holding A.G. (Registered)	2,610	1,679

Swiss Life Holding A.G. (Registered) *	6,864	2,418

UBS Group A.G. (Registered) *	324,722	5,550

Wizz Air Holdings PLC *(2)	47,000	1,802

Zurich Insurance Group A.G.	22,431	6,850
		106,439

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

Taiwan – 1.2%

MediaTek, Inc.	279,000	$2,682

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	379,027	14,232
		16,914

United Kingdom – 15.5%

Aldermore Group PLC *	556,259	1,717

Anglo American PLC	155,957	2,800

AstraZeneca PLC	175,447	11,696

Auto Trader Group PLC (2)	182,616	961

Aviva PLC	758,301	5,234

Balfour Beatty PLC	1,126,658	4,065

Barclays PLC	3,039,809	7,888

Beazley PLC	193,305	1,242

Bellway PLC	27,506	1,215

BP PLC	2,493,627	15,943

British American Tobacco PLC	147,245	9,206

BT Group PLC	983,704	3,743

Cairn Energy PLC *	278,264	715

Centrica PLC	1,301,539	3,262

Cineworld Group PLC	91,313	829

Clinigen Group PLC	176,174	2,519

Cobham PLC	1,743,903	3,405

Compass Group PLC	686,820	14,582

Costain Group PLC	150,014	901

De La Rue PLC	194,267	1,688

Debenhams PLC	663,133	440

Diageo PLC	89,637	2,947

Dialog Semiconductor PLC *	18,653	824

DS Smith PLC	131,158	866

Electrocomponents PLC	174,220	1,450

Experian PLC	679,380	13,649

G4S PLC	259,093	966

GlaxoSmithKline PLC	280,725	5,600

Greggs PLC	66,758	1,116

Hansteen Holdings PLC	531,351	983

Hays PLC	538,601	1,367

Hill & Smith Holdings PLC	56,047	950

HSBC Holdings PLC	828,800	8,182

Ibstock PLC (2)	245,895	750

Inchcape PLC	84,107	973

Intermediate Capital Group PLC	84,500	1,060

ITV PLC	731,272	1,712

J Sainsbury PLC	1,941,050	6,188

JD Sports Fashion PLC	226,089	1,135

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 92.6% (1) – continued

United Kingdom – 15.5% – continued

Jupiter Fund Management PLC	193,863	$1,434

Keller Group PLC	102,180	1,121

Kingfisher PLC	751,443	3,006

Ladbrokes Coral Group PLC	345,648	566

Lloyds Banking Group PLC	4,075,287	3,699

Marks & Spencer Group PLC	1,384,784	6,558

Micro Focus International PLC	43,010	1,376

Mitie Group PLC	483,735	1,659

Moneysupermarket.com Group PLC	169,673	723

National Express Group PLC	260,413	1,235

Northgate PLC	142,423	828

Pendragon PLC	1,624,257	696

Pennon Group PLC	75,501	806

Playtech PLC	61,559	758

Premier Foods PLC *	164,542	93

Prudential PLC	190,410	4,559

Reckitt Benckiser Group PLC	166,618	15,225

Redrow PLC	129,533	1,029

Rentokil Initial PLC	317,479	1,280

RPC Group PLC	75,366	1,000

Safestore Holdings PLC	238,291	1,396

Smith & Nephew PLC	33,803	611

SSE PLC	189,311	3,543

Standard Chartered PLC *	347,958	3,458

Synthomer PLC	276,307	1,808

Tate & Lyle PLC	97,100	844

TP ICAP PLC	133,473	938

Ultra Electronics Holdings PLC	28,422	685

UNITE Group (The) PLC	97,757	901

Vesuvius PLC	153,650	1,215

Vodafone Group PLC	1,644,029	4,605

Wm Morrison Supermarkets PLC	1,597,639	5,012
		217,436

United States – 0.5%

Banco Latinoamericano de Comercio Exterior S.A.	52,951	1,559

Carnival PLC	69,825	4,443

Nexteer Automotive Group Ltd. *	627,000	1,079
		7,081
Total Common Stocks
(Cost $1,103,997)		1,295,738

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.2% (1)

Argentina – 0.0%

Nortel Inversora S.A., Class B ADR, 1.38% (4)	8,959	$349

Brazil – 0.3%

Cia Brasileira de Distribuicao *	93,100	2,207

Telefonica Brasil S.A., 2.32% (4)	95,700	1,522
		3,729

Germany – 0.9%

Volkswagen A.G., 1.26% (4)	74,033	12,075
Total Preferred Stocks
(Cost $14,578)		16,153

INVESTMENT COMPANIES – 7.4%

iShares MSCI Emerging Markets ETF	15,000	963

Northern Institutional Funds – Government Assets Portfolio, 0.82% (5)(6)	97,763,814	97,764

Vanguard FTSE Developed Markets ETF	110,396	4,792
Total Investment Companies
(Cost $103,171)		103,519

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 1.08%, 2/1/18 (7)(8)	$4,460	$4,444
Total Short-Term Investments
(Cost $4,444)		4,444

Total Investments – 101.5%
(Cost $1,226,190)		1,419,854

Liabilities less Other Assets – (1.5%)		(20,686)
Net Assets – 100.0%		$1,399,168

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2017 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	144	$14,244	Long	12/17	$155

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.4%
Consumer Staples	8.2
Energy	6.7
Financials	17.5
Health Care	10.8
Industrials	15.3
Information Technology	11.2
Materials	7.7
Real Estate	2.2
Telecommunication Services	3.1
Utilities	1.9

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.3%
British Pound	18.5
Japanese Yen	18.4
United States Dollar	12.5
Swiss Franc	6.7
All other currencies less than 5%	20.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$16,803	$–	$–	$16,803
Canada	60,968	1,424	–	62,392
China	18,379	25,028	–	43,407
France	639	109,326	–	109,965
Germany	35,995	32,814	–	68,809
Hong Kong	–	25,712	5	25,717
India	14,451	–	–	14,451
Ireland	26,444	6,149	–	32,593
Israel	3,119	–	–	3,119
Italy	17,194	35,277	–	52,471
Mexico	11,578	–	–	11,578
Netherlands	8,998	42,435	–	51,433
Russia	11,505	8,965	–	20,470
South Africa	2,852	2,552	–	5,404
South Korea	2,917	40,217	–	43,134
Spain	975	19,837	–	20,812
Switzerland	18,800	87,639	–	106,439
Taiwan	16,914	–	–	16,914
United States	1,559	5,522	–	7,081
All Other Countries (1)	–	582,746	–	582,746
Total Common Stocks	270,090	1,025,643	5	1,295,738
Preferred Stocks (1)	16,153	–	–	16,153
Investment Companies	103,519	–	–	103,519
Short-Term Investments	–	4,444	–	4,444
Total Investments	$389,762	$1,030,087	$5	$1,419,854

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$155	$–	$–	$155

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 2 to 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Germany	$10,320	Valuations at official close price
Italy	2,316	Valuations at official close price
Switzerland	2,562	Valuations at official close price
Preferred Stocks
Germany	12,075	Valuations at official close price

Total	$27,273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000S)

Common Stocks

Hong Kong	$5	$–	$– *	$–	$–	$–	$–	$5	$– *

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 9/30/17 above using prices provided by the investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$5	Discounted Cash Flow Analysis	Distressed/Defaulted Market Discount, Estimated Recovery Value (1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Estimated Recovery Value in isolation would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2%

Aerospace & Defense – 3.8%

Aerovironment, Inc. *	48,252	$2,611

General Dynamics Corp.	41,910	8,616

Northrop Grumman Corp.	18,200	5,236

Raytheon Co.	26,700	4,982
		21,445

Apparel & Textile Products – 1.4%

Albany International Corp., Class A	40,999	2,353

NIKE, Inc., Class B	105,324	5,461

		7,814

Asset Management – 1.5%

BlackRock, Inc.	14,340	6,411

WisdomTree Investments, Inc.	187,328	1,907
		8,318

Automotive – 0.4%

Cooper-Standard Holdings, Inc. *	12,822	1,487

Standard Motor Products, Inc.	18,030	870
		2,357

Banking – 3.3%

BancFirst Corp.	21,188	1,202

BB&T Corp.	109,900	5,159

Boston Private Financial Holdings, Inc.	76,663	1,269

Central Pacific Financial Corp.	40,295	1,297

Columbia Banking System, Inc.	44,288	1,865

Wells Fargo & Co.	140,022	7,722
		18,514

Biotechnology & Pharmaceuticals – 9.0%

Cambrex Corp. *	32,082	1,764

Celgene Corp. *	44,187	6,443

Eagle Pharmaceuticals, Inc. *	17,119	1,021

Eli Lilly & Co.	57,150	4,889

Halozyme Therapeutics, Inc. *	108,183	1,879

Johnson & Johnson	37,700	4,901

Ligand Pharmaceuticals, Inc. *	15,647	2,130

Merck & Co., Inc.	160,000	10,245

Pfizer, Inc.	291,250	10,398

Regeneron Pharmaceuticals, Inc. *	11,240	5,026

Supernus Pharmaceuticals, Inc. *	49,018	1,961
		50,657

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Chemicals – 1.6%

DowDuPont, Inc. *	76,817	$5,318

NewMarket Corp.	8,570	3,649
		8,967

Commercial Services – 0.6%

CBIZ, Inc. *	121,921	1,981

SP Plus Corp. *	38,134	1,506
		3,487

Consumer Products – 8.1%

Altria Group, Inc.	173,170	10,983

Archer-Daniels-Midland Co.	113,700	4,833

Coca-Cola (The) Co.	69,050	3,108

Diageo PLC ADR	39,890	5,271

Farmer Brothers Co. *	42,445	1,394

General Mills, Inc.	88,500	4,581

Inter Parfums, Inc.	40,592	1,674

MGP Ingredients, Inc.	25,893	1,570

Mondelez International, Inc., Class A	124,200	5,050

Nestle S.A. ADR	53,008	4,453

Philip Morris International, Inc.	24,410	2,710
		45,627

Consumer Services – 0.3%

Nutrisystem, Inc.	29,190	1,632

Electrical Equipment – 0.8%

General Electric Co.	191,960	4,642

Engineering & Construction Services – 0.5%

TopBuild Corp. *	43,649	2,845

Forest & Paper Products – 0.4%

Neenah Paper, Inc.	25,070	2,145

Gaming, Lodging & Restaurants – 2.2%

Carnival Corp.	115,440	7,454

Starbucks Corp.	96,417	5,178
		12,632

Hardware – 3.5%

ADTRAN, Inc.	73,741	1,770

Cisco Systems, Inc.	291,190	9,793

Cray, Inc. *	79,609	1,548

Infinera Corp. *	183,062	1,624

Mercury Systems, Inc. *	51,487	2,671

Universal Electronics, Inc. *	35,038	2,221
		19,627

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Health Care Facilities & Services – 3.6%

Cardinal Health, Inc.	74,800	$5,006

Express Scripts Holding Co. *	80,900	5,122

HealthEquity, Inc. *	38,271	1,936

Medpace Holdings, Inc. *	38,041	1,213

NeoGenomics, Inc. *	219,765	2,446

Quest Diagnostics, Inc.	49,200	4,607
		20,330

Industrial Services – 0.5%

SiteOne Landscape Supply, Inc. *	44,930	2,610

Institutional Financial Services – 0.9%

Bank of New York Mellon (The) Corp.	94,000	4,984

Insurance – 4.3%

Allstate (The) Corp.	55,100	5,064

AMERISAFE, Inc.	24,514	1,427

Berkshire Hathaway, Inc., Class B *	20,380	3,736

Cincinnati Financial Corp.	69,380	5,312

Infinity Property & Casualty Corp.	16,937	1,596

Kinsale Capital Group, Inc.	43,438	1,875

Marsh & McLennan Cos., Inc.	61,000	5,112
		24,122

Iron & Steel – 0.1%

Carpenter Technology Corp.	9,803	471

Leisure Products – 0.6%

Acushnet Holdings Corp.	87,839	1,560

Hasbro, Inc.	15,630	1,527
		3,087

Machinery – 0.3%

Astec Industries, Inc.	26,165	1,465

Manufactured Goods – 0.3%

Chart Industries, Inc. *	37,168	1,458

Media – 6.2%

Alphabet, Inc., Class A *	3,133	3,051

Alphabet, Inc., Class C *	7,869	7,547

Boingo Wireless, Inc. *	54,296	1,160

Facebook, Inc., Class A *	49,808	8,511

Houghton Mifflin Harcourt Co. *	126,458	1,524

New York Times (The) Co., Class A	141,433	2,772

Priceline Group (The), Inc. *	2,854	5,225

Quotient Technology, Inc. *	200,294	3,135

Wix.com Ltd. *	30,279	2,175
		35,100

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Medical Equipment & Devices – 1.7%

Abbott Laboratories	94,100	$5,021

Align Technology, Inc. *	24,851	4,629
		9,650

Metals & Mining – 0.7%

Encore Wire Corp.	38,048	1,704

Ferroglobe Representation & Warranty Insurance Trust *(1)	134,047	–

Kaiser Aluminum Corp.	19,946	2,057
		3,761

Oil, Gas & Coal – 6.3%

Chevron Corp.	78,730	9,251

ConocoPhillips	107,000	5,355

Forum Energy Technologies, Inc. *	116,922	1,859

Halliburton Co.	117,500	5,409

Kinder Morgan, Inc.	148,560	2,849

Marathon Oil Corp.	410,874	5,572

Occidental Petroleum Corp.	79,600	5,111
		35,406

Real Estate – 0.6%

Marcus & Millichap, Inc. *	70,280	1,897

RE/MAX Holdings, Inc., Class A	23,354	1,484
		3,381

Real Estate Investment Trusts – 2.0%

Crown Castle International Corp.	46,000	4,599

Equity Residential	73,948	4,876

Terreno Realty Corp.	52,246	1,890
		11,365

Renewable Energy – 0.3%

Green Plains, Inc.	70,780	1,426

Retail – Consumer Staples – 3.3%

CVS Health Corp.	60,200	4,895

Dollar General Corp.	40,253	3,263

Dollar Tree, Inc. *	58,400	5,070

Target Corp.	88,070	5,197
		18,425

Retail – Discretionary –3.2%

Lowe’s Cos., Inc.	102,850	8,222

Monro, Inc.	42,507	2,383

O’Reilly Automotive, Inc. *	22,440	4,833

Rush Enterprises, Inc., Class A *	49,243	2,279
		17,717

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Semiconductors – 1.7%

Intel Corp.	254,780	$9,702

Software – 8.9%

Acxiom Corp. *	84,177	2,074

Adobe Systems, Inc. *	53,310	7,953

CA, Inc.	292,840	9,775

Callidus Software, Inc. *	99,595	2,455

Descartes Systems Group (The), Inc. *	61,606	1,685

Five9, Inc. *	98,528	2,355

Microsoft Corp.	130,381	9,712

New Relic, Inc. *	47,321	2,357

Oracle Corp.	235,787	11,400
		49,766

Specialty Finance – 1.7%

Mastercard, Inc., Class A	18,592	2,625

Visa, Inc., Class A	67,915	7,148
		9,773

Technology Services – 3.9%

Accenture PLC, Class A	40,858	5,519

Automatic Data Processing, Inc.	57,807	6,319

Cubic Corp.	39,709	2,025

Gartner, Inc. *	33,854	4,212

Paychex, Inc.	65,720	3,941
		22,016

Telecom – 2.9%

AT&T, Inc.	131,800	5,163

ORBCOMM, Inc. *	196,880	2,061

Verizon Communications, Inc.	182,520	9,033
		16,257

Transportation & Logistics – 1.8%

Marten Transport Ltd.	111,628	2,294

Norfolk Southern Corp.	60,090	7,946
		10,240

Utilities – 2.1%

American States Water Co.	41,619	2,050

Dominion Energy, Inc.	28,430	2,187

Duke Energy Corp.	34,910	2,930

Edison International	63,500	4,900
		12,067

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 96.2% – continued

Waste & Environment Services & Equipment – 0.9%

Waste Management, Inc.	65,400	$5,119
Total Common Stocks
(Cost $477,054)		540,407

INVESTMENT COMPANIES – 3.8%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (2)(3)	21,752,536	21,753
Total Investment Companies
(Cost $21,753)		21,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (4)(5)	$540	538
Total Short-Term Investments
(Cost $538)		538

Total Investments – 100.1%
(Cost $499,345)		562,698

Liabilities less Other Assets – (0.1%)		(782)
NET ASSETS – 100.0%		$561,916

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	10	$746	Long	12/17	$47
E-Mini S&P 500	52	6,542	Long	12/17	142
E-Mini S&P MidCap 400	2	359	Long	12/17	17

Total					$206

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.7%
Consumer Staples	9.4
Energy	6.8
Financials	10.4
Health Care	14.9
Industrials	11.4
Information Technology	23.8
Materials	2.5
Real Estate	2.7
Telecommunication Services	3.2
Utilities	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks(1)	$540,407	$–	$–	$540,407
Investment Companies	21,753	–	–	21,753
Short-Term Investments	–	538	–	538
Total Investments	$562,160	$538	$–	$562,698

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$206	$–	$–	$206

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.1% (1)

Australia – 9.3%

AusNet Services	14,475,641	$19,264

Macquarie Atlas Roads Group	1,928,526	8,241

Spark Infrastructure Group	18,179,783	36,062

Transurban Group	5,403,548	50,534
		114,101

Brazil – 1.9%

EDP – Energias do Brasil S.A. *	2,036,800	9,762

Transmissora Alianca de Energia Eletrica S.A.	1,911,900	13,408
		23,170

Canada – 5.8%

Enbridge, Inc.	644,352	26,915

Hydro One Ltd. (2)	1,371,400	24,972

TransCanada Corp.	396,505	19,597
		71,484

Chile – 0.5%

Aguas Andinas S.A., Class A	10,192,365	6,485

France – 12.7%

Aeroports de Paris	34,381	5,559

Eutelsat Communications S.A.	1,091,700	32,351

Groupe Eurotunnel S.E. (Registered)	3,409,944	41,110

SES S.A.	1,365,505	29,858

Vinci S.A.	497,981	47,331
		156,209

Germany – 3.4%

Fraport A.G. Frankfurt Airport Services Worldwide	432,714	41,103

Italy – 16.8%

ASTM S.p.A.	89,498	2,323

Atlantia S.p.A.	2,545,179	80,354

Hera S.p.A.	2,699,833	8,494

Italgas S.p.A.	3,137,024	17,626

Snam S.p.A.	9,396,675	45,286

Societa Iniziative Autostradali e Servizi S.p.A.	282,051	4,506

Terna Rete Elettrica Nazionale S.p.A.	8,145,430	47,577
		206,166

Japan – 1.8%

Tokyo Gas Co. Ltd.	882,700	21,645

Mexico – 0.5%

OHL Mexico S.A.B. de C.V.	4,779,189	6,467

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 91.1% (1) – continued

Netherlands – 2.3%

Koninklijke Vopak N.V.	638,063	$28,026

Portugal – 0.5%

REN – Redes Energeticas Nacionais SGPS S.A.	1,818,800	5,921

Spain – 4.8%

Abertis Infraestructuras S.A.	2,354,800	47,592

Enagas S.A.	203,826	5,740

Red Electrica Corp. S.A.	273,400	5,745
		59,077

Switzerland – 1.8%

Flughafen Zurich A.G. (Registered)	97,673	22,102

United Kingdom – 9.0%

National Grid PLC	3,760,737	46,560

Pennon Group PLC	1,857,546	19,832

Severn Trent PLC	551,264	16,054

United Utilities Group PLC	2,425,327	27,774
		110,220

United States – 20.0%

Atmos Energy Corp.	81,607	6,842

CMS Energy Corp.	408,123	18,904

Crown Castle International Corp.	349,099	34,903

Genesee & Wyoming, Inc., Class A *	83,800	6,202

Kinder Morgan, Inc.	1,370,042	26,277

NiSource, Inc.	793,001	20,293

Norfolk Southern Corp.	342,950	45,352

PG&E Corp.	589,713	40,154

Sempra Energy	193,545	22,089

Union Pacific Corp.	207,100	24,017
		245,033
Total Common Stocks
(Cost $935,665)		1,117,209

MASTER LIMITED PARTNERSHIPS – 4.3%

United States – 4.3%

Boardwalk Pipeline Partners L.P.	1,747,379	25,686

Enbridge Energy Partners L.P.	1,711,931	27,357
		53,043
Total Master Limited Partnerships
(Cost $63,840)		53,043

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.3%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (3)(4)	53,125,180	$53,125
Total Investment Companies
(Cost $53,125)		53,125

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.08%, 2/1/18 (5)(6)	$1,540	$1,534
Total Short-Term Investments
(Cost $1,534)		1,534

Total Investments – 99.8%
(Cost $1,054,164)		1,224,911

Other Assets less Liabilities – 0.2%		2,394
Net Assets – 100.0%		$1,227,305

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2017 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	107	$ 13,461	Long	12/17	$ 152
Mini MSCI EAFE Index	107	10,584	Long	12/17	106

Total					$258

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.3%
Energy	17.5
Industrials	37.0
Real Estate	3.0
Utilities	37.2

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	42.4%
United States Dollar	25.5
Australian Dollar	9.8
British Pound	9.4
Canadian Dollar	6.1
All other currencies less than 5%	6.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$23,170	$–	$–	$23,170
Canada	71,484	–	–	71,484
Chile	6,485	–	–	6,485
Italy	47,577	158,589	–	206,166
Mexico	6,467	–	–	6,467
United States	245,033	–	–	245,033
All Other Countries (1)	–	558,404	–	558,404
Total Common Stocks	400,216	716,993	–	1,117,209
Master Limited Partnerships (1)	53,043	–	–	53,043
Investment Companies	53,125	–	–	53,125
Short-Term Investments	–	1,534	–	1,534
Total Investments	$506,384	$718,527	$–	$1,224,911

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$258	$–	$–	$258

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Italy	$6,829	Valuations at official close price with foreign fair value adjustment

At September 30, 2017, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Italy	$47,577	Valuations at official close price

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)

Australia – 4.8%

BGP Holdings PLC (2)	3,277,404	$–

Dexus	411,088	3,076

Goodman Group	257,223	1,670

GPT Group (The)	175,000	684

Scentre Group	218,166	674

Westfield Corp.	255,979	1,576
		7,680

Canada – 0.9%

Canadian Real Estate Investment Trust	38,700	1,431

China – 0.6%

SOHO China Ltd. *	1,664,100	954

France – 1.6%

Gecina S.A.	7,670	1,244

Unibail-Rodamco S.E.	5,372	1,308
		2,552

Germany – 4.6%

alstria office REIT-A.G.	139,490	1,993

Deutsche Wohnen S.E.	71,055	3,018

Grand City Properties S.A.	46,200	975

Vonovia S.E.	30,411	1,294
		7,280

Hong Kong – 5.4%

CK Asset Holdings Ltd.	241,500	2,009

Hongkong Land Holdings Ltd.	321,323	2,314

I-CABLE Communications Ltd. *	32,172	1

Link REIT	191,500	1,554

Sun Hung Kai Properties Ltd.	73,000	1,191

Wharf Holdings (The) Ltd.	160,916	1,434
		8,503

Ireland – 1.2%

Green REIT PLC	1,110,492	1,978

Italy – 0.3%

Beni Stabili S.p.A. SIIQ	509,900	442

Japan – 7.8%

Hulic REIT, Inc.	194	286

Japan Rental Housing Investments, Inc.	1,174	829

Leopalace21 Corp.	86,542	603

Mitsubishi Estate Co. Ltd.	210,700	3,666

Mitsui Fudosan Co. Ltd.	201,500	4,373

Orix JREIT, Inc.	205	295

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1) – continued

Japan – 7.8% – continued

Sumitomo Realty & Development Co. Ltd.	63,000	$1,908

United Urban Investment Corp.	354	519
		12,479

Netherlands – 0.3%

Eurocommercial Properties N.V. – CVA	12,000	513

Singapore – 4.0%

CapitaLand Ltd.	528,300	1,397

CapitaLand Mall Trust	653,000	964

City Developments Ltd.	355,600	2,978

Mapletree Commercial Trust	917,173	1,029
		6,368

Spain – 1.6%

Merlin Properties Socimi S.A.	188,384	2,611

United Kingdom – 9.5%

Assura PLC	1,165,319	980

Capital & Counties Properties PLC	382,093	1,356

Derwent London PLC	20,600	771

Grainger PLC	685,612	2,464

Great Portland Estates PLC	279,196	2,288

Hammerson PLC	229,681	1,653

Land Securities Group PLC	182,437	2,378

Shaftesbury PLC	130,654	1,779

Tritax Big Box REIT PLC	258,100	492

UNITE Group (The) PLC	96,533	889
		15,050

United States – 54.4%

American Campus Communities, Inc.	19,900	879

American Homes 4 Rent, Class A	71,100	1,544

AvalonBay Communities, Inc.	10,023	1,788

Boston Properties, Inc.	14,069	1,729

Brandywine Realty Trust	64,041	1,120

Brixmor Property Group, Inc.	161,148	3,030

Brookdale Senior Living, Inc. *	279,655	2,964

Camden Property Trust	16,255	1,487

CBL & Associates Properties, Inc.	133,949	1,124

Columbia Property Trust, Inc.	50,021	1,089

CoreSite Realty Corp.	2,532	283

Crown Castle International Corp.	32,878	3,287

DCT Industrial Trust, Inc.	28,373	1,643

DDR Corp.	155,031	1,420

Duke Realty Corp.	49,100	1,415

Empire State Realty Trust, Inc., Class A	25,590	526

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1) – continued

United States – 54.4% – continued

Equinix, Inc.	4,702	$2,099

Equity Commonwealth *	19,424	590

Equity LifeStyle Properties, Inc.	3,360	286

Equity Residential	20,795	1,371

Essex Property Trust, Inc.	10,071	2,558

Extra Space Storage, Inc.	17,477	1,397

Federal Realty Investment Trust	7,600	944

Forest City Realty Trust, Inc., Class A	43,354	1,106

GGP, Inc.	55,588	1,155

Gramercy Property Trust	37,766	1,142

HCP, Inc.	30,229	841

Host Hotels & Resorts, Inc.	43,239	799

Hudson Pacific Properties, Inc.	34,100	1,143

Invitation Homes, Inc.	47,839	1,084

Kilroy Realty Corp.	15,900	1,131

Kimco Realty Corp.	108,461	2,120

LaSalle Hotel Properties	22,200	644

MGM Growth Properties LLC, Class A	90,495	2,734

Mid-America Apartment Communities, Inc.	15,100	1,614

Park Hotels & Resorts, Inc.	73,535	2,027

Prologis, Inc.	55,433	3,518

Public Storage	11,199	2,396

QTS Realty Trust, Inc., Class A	23,800	1,246

Realty Income Corp.	31,662	1,811

Regency Centers Corp.	29,921	1,856

Retail Properties of America, Inc., Class A	32,146	422

Simon Property Group, Inc.	54,387	8,757

SL Green Realty Corp.	23,456	2,377

Spirit Realty Capital, Inc.	100,780	864

Sunstone Hotel Investors, Inc.	74,945	1,204

UDR, Inc.	53,717	2,043

Urban Edge Properties	43,894	1,059

Ventas, Inc.	18,700	1,218

VEREIT, Inc.	186,024	1,542

Vornado Realty Trust	11,673	897

Weingarten Realty Investors	47,633	1,512

Welltower, Inc.	23,010	1,617
		86,452
Total Common Stocks
(Cost $148,029)		154,293

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (3)(4)	3,929,178	$3,929
Total Investment Companies
(Cost $3,929)		3,929

Total Investments – 99.5%
(Cost $151,958)		158,222

Other Assets less Liabilities – 0.5%		835
Net Assets – 100.0%		$159,057

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Cable & Satellite	0.0%*
Diversified Real Estate Activities	11.4
Diversified REITs	9.3
Health Care Facilities	1.9
Health Care REITs	3.0
Hotel & Resort REITs	4.8
Industrial REITs	5.7
Office REITs	13.6
Real Estate Development	1.9
Real Estate Operating Companies	7.4
Residential REITs	10.6
Retail REITs	23.5
Specialized REITs	6.9

Total	100.0%

* Rounds to less than 0.1%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	57.5%
Euro	10.0
British Pound	9.7
Japanese Yen	8.1
Australian Dollar	5.0
All other currencies less than 5%	9.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2017 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Canada	$1,431	$–	$–	$1,431
Italy	442	–	–	442
United States	86,452	–	–	86,452
All Other Countries (1)	–	65,968	–	65,968
Total Common Stocks	88,325	65,968	–	154,293
Investment Companies	3,929	–	–	3,929
Total Investments	$92,254	$65,968	$–	$158,222

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$975	Valuations at official close price with foreign fair value adjustment

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4%

Angola – 0.1%

Angolan Government International Bond, 9.50%, 11/12/25	$200	$215

Argentina – 5.0%

Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%), 23.95%, 3/11/19 (ARS) (2)	454	26
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 24.64%, 3/1/20 (ARS) (2)	476	28
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 23.50%, 4/3/22 (ARS) (2)	3,096	178

Argentina POM Politica Monetaria, (Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 26.25%, 6/21/20 (ARS) (2)	31,835	1,923

Argentine Bonos del Tesoro, 22.75%, 3/5/18 (ARS)	3,747	216
21.20%, 9/19/18 (ARS)	3,000	171
18.20%, 10/3/21 (ARS)	19,535	1,177

Argentine Republic Government International Bond, 6.88%, 4/22/21	150	164
7.50%, 4/22/26	305	343
8.28%, 12/31/33	380	442
4.87%, 12/15/35 (EUR) (2)(3)	1,654	209
4.70%, 12/15/35 (2)(3)	5,850	634
2.50%, 12/31/38 (4)	360	254
7.63%, 4/22/46	845	938

Provincia de Buenos Aires, 5.38%, 1/20/23 (EUR)	250	304
6.50%, 2/15/23	450	475
7.88%, 6/15/27	390	424

Provincia de Cordoba, 7.13%, 6/10/21	450	483
7.13%, 8/1/27	405	426
		8,815

Azerbaijan – 0.9%

Southern Gas Corridor CJSC, 6.88%, 3/24/26	1,100	1,241

State Oil Co. of the Azerbaijan Republic,

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Azerbaijan – 0.9% – continued
4.75%, 3/13/23	$200	$201
6.95%, 3/18/30	200	217
		1,659

Bahrain – 0.6%

Bahrain Government International Bond, 6.75%, 9/20/29	470	467
7.50%, 9/20/47	450	441

CBB International Sukuk Co. SPC, 5.25%, 3/20/25	200	202
		1,110

Belarus – 1.3%

Republic of Belarus International Bond, 8.95%, 1/26/18	610	622
6.88%, 2/28/23 (5)	804	866
7.63%, 6/29/27 (5)	769	859
		2,347

Bermuda – 0.8%

Digicel Group Ltd., 8.25%, 9/30/20	1,300	1,271
7.13%, 4/1/22	200	181
		1,452

Bolivia – 0.9%

Bolivian Government International Bond, 4.50%, 3/20/28	1,580	1,532

Brazil – 8.1%

Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	100	106
4.75%, 5/9/24	200	201

Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/22 (BRL)	1,593	1,616

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/21 (BRL)	9,224	3,024
10.00%, 1/1/23 (BRL)	8,807	2,872
10.00%, 1/1/25 (BRL)	5,833	1,895
10.00%, 1/1/27 (BRL)	6,512	2,102

Brazilian Government International Bond, 4.88%, 1/22/21	100	107
2.63%, 1/5/23	200	192
8.88%, 4/15/24	30	38
4.25%, 1/7/25	220	222
6.00%, 4/7/26	600	666

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Brazil – 8.1% – continued
8.25%, 1/20/34	$190	$248
7.13%, 1/20/37	50	59
5.63%, 1/7/41	100	101
5.00%, 1/27/45	945	881
		14,330

Chile – 0.5%

Banco del Estado de Chile, 3.88%, 2/8/22	150	159

Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43	200	238
4.88%, 11/4/44	200	217
4.50%, 8/1/47	200	204
		818

China – 0.5%

Amber Circle Funding Ltd., 3.25%, 12/4/22	200	204

Franshion Development Ltd., 6.75%, 4/15/21	200	222

Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20	100	106
6.30%, 11/12/40	100	130

Sunac China Holdings Ltd., 7.95%, 8/8/22	200	200
		862

Colombia – 3.1%

Colombia Government International Bond, 11.75%, 2/25/20	125	153
8.13%, 5/21/24	165	211
7.38%, 9/18/37	100	132
6.13%, 1/18/41	320	376
5.63%, 2/26/44	200	224
5.00%, 6/15/45	200	206

Colombian TES, 11.00%, 7/24/20 (COP)	831,300	323
7.00%, 5/4/22 (COP)	7,822,500	2,772
10.00%, 7/24/24 (COP)	1,575,700	645
6.00%, 4/28/28 (COP)	1,014,100	331

Ecopetrol S.A., 7.63%, 7/23/19	60	66
		5,439

Costa Rica – 0.1%

Costa Rica Government International Bond,

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Costa Rica – 0.1% – continued

4.25%, 1/26/23	$240	$238

Croatia – 0.4%

Croatia Government International Bond, 6.75%, 11/5/19	100	108
6.63%, 7/14/20	200	221
6.38%, 3/24/21	200	222
6.00%, 1/26/24	200	229
		780

Dominican Republic – 0.9%

Dominican Republic International Bond, 7.50%, 5/6/21	120	134
6.60%, 1/28/24	100	112
5.88%, 4/18/24	200	217
5.50%, 1/27/25	230	244
6.88%, 1/29/26	230	262
5.95%, 1/25/27	180	193
7.45%, 4/30/44	190	226
6.85%, 1/27/45	200	224
		1,612

Ecuador – 3.0%

Ecuador Government International Bond, 10.50%, 3/24/20	1,071	1,161
10.75%, 3/28/22	1,512	1,693
8.75%, 6/2/23	400	415
7.95%, 6/20/24	1,034	1,024
9.65%, 12/13/26	200	212
9.63%, 6/2/27	780	821
		5,326

Egypt – 1.9%

Egypt Government International Bond, 6.13%, 1/31/22	655	679
5.88%, 6/11/25	210	210
7.50%, 1/31/27	745	812
6.88%, 4/30/40	100	97
8.50%, 1/31/47	800	894

Egypt Treasury Bills, 0.00%, 10/10/17 (EGP) (6)	425	24
0.00%, 11/14/17 (EGP) (6)	2,800	156
0.00%, 11/21/17 (EGP) (6)	575	32
0.00%, 12/12/17 (EGP) (6)	1,400	77

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Egypt – 1.9% – continued
0.00%, 3/13/18 (EGP) (6)	$775	$41
0.00%, 4/10/18 (EGP) (6)	4,900	255
		3,277

El Salvador – 0.6%

El Salvador Government International Bond, 7.38%, 12/1/19	40	42
5.88%, 1/30/25	186	182
6.38%, 1/18/27	43	43
8.63%, 2/28/29	435	489
8.25%, 4/10/32	70	76
7.65%, 6/15/35	60	62
7.63%, 2/1/41	150	153
		1,047

Ethiopia – 0.1%

Ethiopia International Bond, 6.63%, 12/11/24	250	257

Gabon – 0.2%

Gabon Government International Bond, 6.38%, 12/12/24	400	392

Georgia – 0.1%

Georgia Government International Bond, 6.88%, 4/12/21	200	225

Greece – 0.3%

Hellenic Republic Government Bond, 4.38%, 8/1/22 (EUR)	504	590

Guatemala – 0.1%

Guatemala Government Bond, 4.88%, 2/13/28	200	205

Hong Kong – 0.1%

Industrial & Commercial Bank of China Asia Ltd., 5.13%, 11/30/20	100	107

Hungary – 1.7%

Hungary Government Bond, 7.00%, 6/24/22 (HUF)	59,850	288
3.00%, 6/26/24 (HUF)	80,490	327
5.50%, 6/24/25 (HUF)	83,690	390
3.00%, 10/27/27 (HUF)	229,560	905

Hungary Government International Bond, 5.38%, 2/21/23	290	328
5.75%, 11/22/23	260	301

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Hungary – 1.7% – continued
5.38%, 3/25/24	$156	$179
7.63%, 3/29/41	136	211
		2,929

India – 1.3%

Export-Import Bank of India, 4.00%, 1/14/23	200	210

India Government Bond, 7.72%, 5/25/25 (INR)	61,000	978
7.59%, 1/11/26 (INR)	70,000	1,115
		2,303

Indonesia – 5.7%

Indonesia Government International Bond, 3.75%, 6/14/28 (EUR)	165	218
8.50%, 10/12/35	100	148
6.63%, 2/17/37	100	128
7.75%, 1/17/38	200	284
5.13%, 1/15/45	200	221
5.95%, 1/8/46	200	246
5.25%, 1/8/47	200	225

Indonesia Treasury Bond, 7.88%, 4/15/19 (IDR)	514,000	39
5.63%, 5/15/23 (IDR)	399,000	29
8.38%, 3/15/24 (IDR)	8,979,000	739
8.38%, 9/15/26 (IDR)	10,014,000	839
7.00%, 5/15/27 (IDR)	9,187,000	710
6.13%, 5/15/28 (IDR)	4,000,000	290
9.00%, 3/15/29 (IDR)	11,237,000	982
10.50%, 8/15/30 (IDR)	1,340,000	130
8.75%, 5/15/31 (IDR)	17,496,000	1,508
7.50%, 8/15/32 (IDR)	6,773,000	528
8.38%, 3/15/34 (IDR)	6,104,000	500
8.25%, 5/15/36 (IDR)	20,652,000	1,689

Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	220

Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3/29/26 (5)	310	330
		10,003

Iraq – 0.3%

Iraq International Bond, 6.75%, 3/9/23 (5)	250	248
5.80%, 1/15/28	250	235
		483

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Ireland – 0.7%

Credit Bank of Moscow Via CBOM Finance PLC, 5.88%, 11/7/21	$450	$458

Oilflow SPV 1 DAC, 12.00%, 1/13/22	200	211

SCF Capital Designated Activity Co., 5.38%, 6/16/23	200	208

Vnesheconombank Via VEB Finance PLC, 5.45%, 11/22/17	100	101
6.90%, 7/9/20	100	108
5.94%, 11/21/23	200	215
		1,301

Ivory Coast – 0.4%

Ivory Coast Government International Bond, 6.38%, 3/3/28	200	207
5.75%, 12/31/32 (4)	479	471
		678

Jamaica – 0.1%

Jamaica Government International Bond, 7.88%, 7/28/45	200	247

Jordan – 0.3%

Jordan Government International Bond, 5.75%, 1/31/27	455	447

Kazakhstan – 1.2%

Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	200	203

KazAgro National Management Holding JSC, 4.63%, 5/24/23	200	202

Kazakhstan Government International Bond, 5.13%, 7/21/25	100	111
4.88%, 10/14/44	200	205
6.50%, 7/21/45	200	247

Kazkommertsbank JSC, 5.50%, 12/21/22	180	178

KazMunayGas National Co. JSC, 9.13%, 7/2/18	105	110
7.00%, 5/5/20	100	109
6.38%, 4/9/21	200	219
5.75%, 4/30/43	200	200
5.75%, 4/19/47	400	396
		2,180

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Lebanon – 1.0%

Lebanon Government International Bond, 5.45%, 11/28/19	$80	$81
6.38%, 3/9/20	150	153
8.25%, 4/12/21	270	292
6.10%, 10/4/22	424	425
6.00%, 1/27/23	120	118
6.20%, 2/26/25	80	78
6.60%, 11/27/26	77	76
6.75%, 11/29/27	51	50
6.65%, 11/3/28	444	432
		1,705

Luxembourg – 0.1%

QGOG Constellation S.A., 9.50%, 11/9/24 (7)	250	193

Malaysia – 2.6%

Axiata SPV1 Labuan Ltd., 5.38%, 4/28/20	100	107

Malaysia Government Bond, 4.24%, 2/7/18 (MYR)	1,541	367
3.65%, 10/31/19 (MYR)	900	215
4.38%, 11/29/19 (MYR)	987	239
3.66%, 10/15/20 (MYR)	3,437	820
4.05%, 9/30/21 (MYR)	310	75
3.62%, 11/30/21 (MYR)	160	38
3.88%, 3/10/22 (MYR)	5,557	1,332
3.80%, 9/30/22 (MYR)	2,291	546
3.96%, 9/15/25 (MYR)	1,040	246
4.50%, 4/15/30 (MYR)	962	231
3.84%, 4/15/33 (MYR)	772	172

Petronas Capital Ltd., 5.25%, 8/12/19	100	105
7.88%, 5/22/22	100	123
		4,616

Mexico – 5.8%

Comision Federal de Electricidad, 4.88%, 1/15/24	200	216

Mexican Bonos, 6.50%, 6/10/21 (MXN)	23,160	1,265
6.50%, 6/9/22 (MXN)	6,900	376
8.00%, 12/7/23 (MXN)	6,230	364
10.00%, 12/5/24 (MXN)	26,530	1,726
5.75%, 3/5/26 (MXN)	18,270	937

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Mexico – 5.8% – continued
7.50%, 6/3/27 (MXN)	$16,510	$947
7.75%, 5/29/31 (MXN)	2,140	125
7.75%, 11/23/34 (MXN)	3,060	179

Mexican Udibonos, 4.00%, 6/13/19 (MXN)	2,990	972

Mexico Government International Bond, 6.05%, 1/11/40	40	48
4.75%, 3/8/44	130	134
5.55%, 1/21/45	70	80
4.60%, 1/23/46	200	202
5.75%, 10/12/10 (8)	100	107

Petroleos Mexicanos, 6.00%, 3/5/20	20	21
7.19%, 9/12/24 (MXN)	3,090	155
6.88%, 8/4/26	150	171
6.50%, 3/13/27	580	644
6.50%, 6/2/41	90	94
5.50%, 6/27/44	40	37
5.63%, 1/23/46	130	121
6.75%, 9/21/47	1,235	1,317
		10,238

Mongolia – 0.4%

Energy Resources LLC, 2.37%, 4/1/18 (7)(9)	60	29
4.27%, 9/30/22 (2)(10)	294	296

Mongolia Government International Bond, 5.13%, 12/5/22	400	389
		714

Morocco – 0.3%

Morocco Government International Bond, 4.25%, 12/11/22	210	223
5.50%, 12/11/42	200	224
		447

Netherlands – 1.1%

Kazakhstan Temir Zholy Finance B.V., 6.95%, 7/10/42	200	224

Majapahit Holding B.V., 8.00%, 8/7/19	100	110
7.75%, 1/20/20	100	111

Metinvest B.V. (100% Cash), 9.37%, 12/31/21 (7)	500	508

Petrobras Global Finance B.V.,

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Netherlands – 1.1% – continued
7.38%, 1/17/27	$355	$391
6.88%, 1/20/40	470	476
6.85%, 6/5/15 (11)	50	48
		1,868

Nigeria – 0.5%

Nigeria Government International Bond, 7.88%, 2/16/32	775	849

Oman – 0.1%

Oman Government International Bond, 4.75%, 6/15/26	200	198

Pakistan – 0.5%

Pakistan Government International Bond, 7.25%, 4/15/19	203	213
8.25%, 4/15/24	200	228
8.25%, 9/30/25	200	231

Second Pakistan International Sukuk (The) Co. Ltd., 6.75%, 12/3/19	200	209
		881

Panama – 0.4%

Panama Government International Bond, 7.13%, 1/29/26	100	129
8.88%, 9/30/27	62	90
9.38%, 4/1/29	73	110
6.70%, 1/26/36	124	164
4.30%, 4/29/53	200	204
		697

Paraguay – 0.1%

Paraguay Government International Bond, 4.63%, 1/25/23	200	211

Peru – 2.9%

Fondo MIVIVIENDA S.A., 7.00%, 2/14/24 (PEN)	279	89

Peru Government Bond, 6.15%, 8/12/32 (PEN)	1,540	499

Peruvian Government International Bond, 7.35%, 7/21/25	218	286
8.20%, 8/12/26 (PEN)	1,046	397
6.35%, 8/12/28 (PEN)	1,143	379
6.95%, 8/12/31 (PEN)	2,970	1,029
8.75%, 11/21/33	220	346
6.90%, 8/12/37 (PEN)	266	92

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Peru – 2.9% – continued

5.63%, 11/18/50	$413	$522

Petroleos del Peru S.A., 4.75%, 6/19/32	645	663
5.63%, 6/19/47	845	881
		5,183

Philippines – 0.8%

Philippine Government International Bond, 4.95%, 1/15/21 (PHP)	17,000	344
10.63%, 3/16/25	63	96
9.50%, 2/2/30	134	216
7.75%, 1/14/31	200	291
6.38%, 10/23/34	100	135

Power Sector Assets & Liabilities Management Corp., 7.39%, 12/2/24	200	258
		1,340

Poland – 1.8%

Republic of Poland Government Bond, 5.75%, 9/23/22 (PLN)	430	134
4.00%, 10/25/23 (PLN)	287	83
3.25%, 7/25/25 (PLN)	1,587	438
2.50%, 7/25/26 (PLN)	2,360	609
2.50%, 7/25/27 (PLN)	6,966	1,773

Republic of Poland Government International Bond, 5.00%, 3/23/22	78	86
3.00%, 3/17/23	31	32
		3,155

Romania – 0.8%

Romania Government Bond, 4.75%, 2/24/25 (RON)	155	42
5.80%, 7/26/27 (RON)	1,980	579

Romanian Government International Bond, 6.75%, 2/7/22	348	402
4.38%, 8/22/23	306	329
6.13%, 1/22/44	24	31
		1,383

Russia – 4.7%

Gazprom Neft OAO Via GPN Capital S.A., 4.38%, 9/19/22	200	204

Russian Federal Bond – OFZ, 6.70%, 5/15/19 (RUB)	40,000	687

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Russia – 4.7% – continued

6.40%, 5/27/20 (RUB)	$10,900	$185
7.60%, 4/14/21 (RUB)	13,468	235
7.50%, 8/18/21 (RUB)	53,391	929
7.60%, 7/20/22 (RUB)	11,500	201
7.40%, 12/7/22 (RUB)	12,942	225
7.00%, 1/25/23 (RUB)	8,018	136
7.00%, 8/16/23 (RUB)	51,251	872
7.75%, 9/16/26 (RUB)	102,872	1,827
8.15%, 2/3/27 (RUB)	109,603	1,996
8.50%, 9/17/31 (RUB)	21,224	398
7.70%, 3/23/33 (RUB)	4,489	78

Russian Foreign Bond – Eurobond, 5.25%, 6/23/47	200	205

Sberbank of Russia Via SB Capital S.A., 5.25%, 5/23/23	200	207
		8,385

Senegal – 0.1%

Senegal Government International Bond, 6.25%, 5/23/33	200	206

Serbia – 0.1%

Serbia International Bond, 4.88%, 2/25/20	200	209

South Africa – 8.3%

Eskom Holdings SOC Ltd., 5.75%, 1/26/21	210	214
6.75%, 8/6/23	200	207

Republic of South Africa Government Bond, 6.75%, 3/31/21 (ZAR)	2,744	198
10.50%, 12/21/26 (ZAR)	70,581	5,856
8.00%, 1/31/30 (ZAR)	9,545	649
7.00%, 2/28/31 (ZAR)	18,087	1,115
8.25%, 3/31/32 (ZAR)	11,985	811
6.25%, 3/31/36 (ZAR)	7,809	417
8.50%, 1/31/37 (ZAR)	5,712	381
6.50%, 2/28/41 (ZAR)	616	32
8.75%, 1/31/44 (ZAR)	11,923	796
8.75%, 2/28/48 (ZAR)	23,086	1,544

Republic of South Africa Government International Bond, 5.50%, 3/9/20	110	117
5.88%, 5/30/22 (5)	100	110
4.88%, 4/14/26	200	202
4.85%, 9/27/27	690	685

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

South Africa – 8.3% – continued
4.30%, 10/12/28	$340	$320
5.00%, 10/12/46	200	184
5.65%, 9/27/47	835	832
		14,670

Sri Lanka – 0.6%

Sri Lanka Government International Bond, 6.00%, 1/14/19	430	443
6.83%, 7/18/26	200	220
6.20%, 5/11/27	400	420
		1,083

Suriname – 0.1%

Republic of Suriname, 9.25%, 10/26/26	200	216

Tajikistan – 0.1%

Republic of Tajikistan International Bond, 7.13%, 9/14/27	230	226

Thailand – 1.4%

Thailand Government Bond, 1.20%, 7/14/21 (THB)	7,600	242
3.63%, 6/16/23 (THB)	6,494	213
3.85%, 12/12/25 (THB)	6,846	231
2.13%, 12/17/26 (THB)	9,317	276
3.58%, 12/17/27 (THB)	2,810	93
1.25%, 3/12/28 (THB)	2,102	62
4.88%, 6/22/29 (THB)	14,666	544
3.65%, 6/20/31 (THB)	6,561	218
3.40%, 6/17/36 (THB)	16,588	540
		2,419

Tunisia – 1.0%

Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24 (EUR)	735	899
5.75%, 1/30/25	795	775
		1,674

Turkey – 6.1%

Turkey Government Bond, 10.70%, 2/17/21 (TRY)	8	2
9.50%, 1/12/22 (TRY)	574	154
3.00%, 2/23/22 (TRY)	966	421
8.50%, 9/14/22 (TRY)	613	157
7.10%, 3/8/23 (TRY)	1,142	274
8.80%, 9/27/23 (TRY)	788	203

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Turkey – 6.1% – continued
10.40%, 3/20/24 (TRY)	$240	$67
8.00%, 3/12/25 (TRY)	1,828	444
10.60%, 2/11/26 (TRY)	4,044	1,132
11.00%, 2/24/27 (TRY)	19,680	5,637

Turkey Government International Bond, 6.75%, 4/3/18	100	102
7.00%, 3/11/19	100	106
7.50%, 11/7/19	100	109
7.00%, 6/5/20	57	62
7.38%, 2/5/25	114	133
6.00%, 3/25/27	335	360
6.88%, 3/17/36	88	99
6.75%, 5/30/40	164	182
6.00%, 1/14/41	200	205
4.88%, 4/16/43	345	306
6.63%, 2/17/45	240	266
5.75%, 5/11/47	321	316
		10,737

Ukraine – 1.2%

Ukraine Government International Bond, 7.75%, 9/1/23	100	105
7.75%, 9/1/24	390	408
7.75%, 9/1/25	115	119
7.38%, 9/25/32	750	732
2.76%, 5/31/40 (2)(3)	1,310	712
		2,076

United Arab Emirates – 0.1%

Emirate of Dubai Government International Bonds, 5.25%, 1/30/43	200	206

United Kingdom – 0.4%

DTEK Finance PLC (100% Cash), 10.75%, 12/31/24 (7)	160	160

MARB BondCo PLC, 7.00%, 3/15/24	200	198

State Savings Bank of Ukraine Via SSB #1 PLC, 9.38%, 3/10/23 (4)	200	213

Ukreximbank Via Biz Finance PLC, 9.63%, 4/27/22	155	166
		737

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Uruguay – 0.4%

Uruguay Government International Bond, 4.50%, 8/14/24	$155	$170
4.38%, 12/15/28 (UYU)	1,738	110
7.88%, 1/15/33	121	171
7.63%, 3/21/36	89	125
4.13%, 11/20/45	74	72
5.10%, 6/18/50	71	75
		723

Venezuela – 2.9%

Petroleos de Venezuela S.A., 8.50%, 11/2/17	52	49
8.50%, 10/27/20	3,761	3,122
9.00%, 11/17/21	172	70
12.75%, 2/17/22	92	42
6.00%, 5/16/24	4	1
6.00%, 11/15/26	655	201
5.38%, 4/12/27	77	23
9.75%, 5/17/35	222	76

Venezuela Government International Bond, 7.00%, 12/1/18	1	1
7.75%, 10/13/19	141	64
6.00%, 12/9/20	85	33
12.75%, 8/23/22	151	70
9.00%, 5/7/23	171	60
8.25%, 10/13/24	379	128
7.65%, 4/21/25	65	22
11.75%, 10/21/26	1,004	386
9.25%, 9/15/27	135	53
9.25%, 5/7/28 (9)	263	90
11.95%, 8/5/31	1,777	717
9.38%, 1/13/34	4	1
7.00%, 3/31/38	2	1
		5,210

Vietnam – 0.2%

Vietnam Government International Bond, 6.75%, 1/29/20	176	192
4.80%, 11/19/24	80	86
		278

Zambia – 0.2%

Zambia Government International Bond,

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000S)
FOREIGN ISSUER BONDS – 88.4% – continued

Zambia – 0.2% – continued
8.50%, 4/14/24	$200	$214
8.97%, 7/30/27	200	218
		432
Total Foreign Issuer Bonds
(Cost $153,778)		156,371

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.6%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (12)(13)	15,227,038	$15,227
Total Investment Companies
(Cost $15,227)		15,227

Total Investments – 97.0%
(Cost $169,005)		171,598

Other Assets less Liabilities – 3.0%		5,333
Net Assets – 100.0%		$176,931

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(3)	The coupon rate is subject to the performance of the issuing country’s gross domestic product.
(4)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Zero coupon bond.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Century bond maturing in 2110.
(9)	Perpetual maturity security.
(10)	The coupon rate is subject to the performance of the TSIPPCAE Index.
(11)	Century bond maturing in 2115.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

At September 30, 2017, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Euro	2,767	United States Dollar	3,330	12/14/2017	$46
BNP	South African Rand	11,468	United States Dollar	880	10/31/2017	37
BNP	Brazilian Real	7,527	United States Dollar	2,403	10/03/2017	27
BNP	Indian Rupee	240,205	United States Dollar	3,679	11/22/2017	27
BNP	United States Dollar	1,166	Chilean Peso	762,106	10/31/2017	24
BNP	Mexican Peso	30,531	United States Dollar	1,689	10/31/2017	21
BNP	Chilean Peso	486,803	United States Dollar	779	11/22/2017	19
BNP	United States Dollar	458	Colombian Peso	1,394,657	10/31/2017	15
BNP	Euro	410	Czech Koruna	10,954	01/05/2018	15
BNP	Korean Won	1,680,314	United States Dollar	1,481	11/22/2017	12
BNP	Turkish Lira	1,181	United States Dollar	339	10/31/2017	11
BNP	Mexican Peso	7,677	United States Dollar	430	10/31/2017	11
BNP	Hungarian Forint	220,743	United States Dollar	849	11/22/2017	10
BNP	Mexican Peso	8,682	United States Dollar	484	10/31/2017	9
BNP	South African Rand	6,324	United States Dollar	472	11/22/2017	9
BNP	Brazilian Real	2,029	United States Dollar	649	10/03/2017	9
BNP	Brazilian Real	2,413	United States Dollar	770	10/03/2017	8
BNP	United States Dollar	146	Russian Ruble	8,945	10/31/2017	8
BNP	United States Dollar	897	Czech Koruna	19,840	10/31/2017	8
BNP	United States Dollar	173	Argentine Peso	3,162	10/31/2017	7
BNP	United States Dollar	415	Chilean Peso	269,999	10/31/2017	7
BNP	Romanian Leu	1,915	United States Dollar	499	11/22/2017	6
BNP	Thai Baht	25,597	United States Dollar	774	11/22/2017	6
BNP	United States Dollar	179	Russian Ruble	10,713	10/31/2017	5
BNP	Mexican Peso	6,595	United States Dollar	365	10/31/2017	5
BNP	Chilean Peso	486,803	United States Dollar	764	10/03/2017	4
BNP	Indonesian Rupiah	6,764,559	United States Dollar	504	11/22/2017	4
BNP	Colombian Peso	1,435,455	United States Dollar	490	10/31/2017	3
BNP	United States Dollar	459	Russian Ruble	26,754	10/31/2017	2
BNP	United States Dollar	70	Chilean Peso	45,743	10/31/2017	1
BNP	United States Dollar	202	Indian Rupee	13,487	01/31/2018	1
BNP	United States Dollar	85	Chilean Peso	54,975	10/31/2017	1
BNP	United States Dollar	131	Philippine Peso	6,724	11/22/2017	1
BNP	United States Dollar	66	Chilean Peso	42,968	10/31/2017	1
BNP	Indonesian Rupiah	3,694,624	United States Dollar	275	10/31/2017	1
BNP	United States Dollar	234	Brazilian Real	746	10/03/2017	1
BNP	United States Dollar	205	Indian Rupee	13,663	01/31/2018	1
BNP	Mexican Peso	715	United States Dollar	40	11/22/2017	1
BNP	Thai Baht	6,439	United States Dollar	194	10/31/2017	1
BNP	United States Dollar	501	Indonesian Rupiah	6,764,559	10/03/2017	1
BNP	United States Dollar	119	Indian Rupee	7,911	01/31/2018	1
BNP	Indonesian Rupiah	2,491,025	United States Dollar	185	10/31/2017	1
BNP	Philippine Peso	6,724	United States Dollar	132	11/22/2017	1
BNP	Brazilian Real	7,239	United States Dollar	2,285	10/03/2017	–	*
BNP	United States Dollar	7	Russian Ruble	436	11/08/2017	–	*
BNP	United States Dollar	115	Russian Ruble	6,672	10/31/2017	–	*
BNP	Colombian Peso	228,789	United States Dollar	78	11/22/2017	–	*
BNP	Peruvian Nuevo Sol	215	United States Dollar	66	11/22/2017	–	*
BNP	United States Dollar	3,675	Indian Rupee	240,205	10/03/2017	–	*
BNP	Indonesian Rupiah	388,967	United States Dollar	29	10/31/2017	–	*
BNP	United States Dollar	136	Czech Koruna	2,983	10/31/2017	–	*

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Brazilian Real	2,262	United States Dollar	714	10/03/2017	$–	*
BNP	Indonesian Rupiah	160,152	United States Dollar	12	10/31/2017	–	*
BNP	Brazilian Real	746	United States Dollar	235	10/03/2017	–	*
BNP	Colombian Peso	228,789	United States Dollar	78	10/03/2017	–	*
BNP	United States Dollar	66	Peruvian Nuevo Sol	215	10/03/2017	–	*
BNP	Russian Ruble	1,195	United States Dollar	21	11/22/2017	–	*
BNP	United States Dollar	165	Peruvian Nuevo Sol	539	10/31/2017	–	*
BNP	Russian Ruble	436	United States Dollar	8	11/08/2017	–	*
BNP	Brazilian Real	246	United States Dollar	78	10/03/2017	–	*
Citibank	South African Rand	58,631	United States Dollar	4,515	11/22/2017	222
Citibank	Polish Zloty	6,353	United States Dollar	1,784	11/22/2017	43
Citibank	Turkish Lira	7,101	United States Dollar	2,000	11/22/2017	39
Citibank	Chinese Yuan Renminbi	10,398	United States Dollar	1,596	11/22/2017	38
Citibank	Indian Rupee	113,072	United States Dollar	1,756	11/02/2017	33
Citibank	Turkish Lira	3,504	United States Dollar	998	11/22/2017	30
Citibank	Brazilian Real	7,527	United States Dollar	2,404	10/03/2017	29
Citibank	Indian Rupee	84,444	United States Dollar	1,302	01/31/2018	28
Citibank	Turkish Lira	4,451	United States Dollar	1,254	11/22/2017	25
Citibank	Czech Koruna	32,844	United States Dollar	1,515	11/22/2017	17
Citibank	Korean Won	1,680,314	United States Dollar	1,485	11/22/2017	17
Citibank	Thai Baht	65,719	United States Dollar	1,988	11/22/2017	16
Citibank	Hungarian Forint	220,743	United States Dollar	855	11/22/2017	16
Citibank	Mexican Peso	11,252	United States Dollar	630	10/31/2017	15
Citibank	United States Dollar	1,762	Thai Baht	59,150	10/31/2017	12
Citibank	Brazilian Real	3,985	United States Dollar	1,263	11/03/2017	11
Citibank	United States Dollar	612	Turkish Lira	2,239	10/31/2017	10
Citibank	Czech Koruna	12,440	United States Dollar	576	10/31/2017	9
Citibank	South African Rand	3,582	United States Dollar	272	10/31/2017	9
Citibank	Hungarian Forint	70,815	United States Dollar	278	10/31/2017	9
Citibank	Turkish Lira	778	United States Dollar	223	10/31/2017	6
Citibank	Indonesian Rupiah	6,764,559	United States Dollar	506	11/22/2017	6
Citibank	United States Dollar	1,072	Romanian Leu	4,188	10/31/2017	5
Citibank	Romanian Leu	1,915	United States Dollar	496	11/22/2017	4
Citibank	United States Dollar	590	Czech Koruna	12,975	12/15/2017	4
Citibank	United States Dollar	997	Polish Zloty	3,648	01/31/2018	4
Citibank	United States Dollar	1,844	Polish Zloty	6,737	10/31/2017	2
Citibank	United States Dollar	539	Czech Koruna	11,854	11/30/2017	2
Citibank	South African Rand	2,424	United States Dollar	180	10/31/2017	2
Citibank	South African Rand	1,357	United States Dollar	101	10/31/2017	2
Citibank	Mexican Peso	715	United States Dollar	40	11/22/2017	1
Citibank	United States Dollar	161	Czech Koruna	3,544	10/31/2017	1
Citibank	Indonesian Rupiah	1,113,707	United States Dollar	83	10/31/2017	1
Citibank	Colombian Peso	228,789	United States Dollar	78	11/22/2017	1
Citibank	United States Dollar	84	Turkish Lira	304	10/31/2017	1
Citibank	Brazilian Real	7,527	United States Dollar	2,376	10/03/2017	–	*
Citibank	Malaysian Ringgit	143	United States Dollar	34	01/09/2018	–	*
Citibank	United States Dollar	33	Malaysian Ringgit	143	01/09/2018	–	*
Citibank	United States Dollar	141	Czech Koruna	3,092	10/31/2017	–	*
Citibank	United States Dollar	136	South African Rand	1,858	10/31/2017	–	*
Citibank	Thai Baht	2,869	United States Dollar	86	10/31/2017	–	*
Citibank	Russian Ruble	1,195	United States Dollar	21	11/22/2017	–	*

Subtotal Appreciation						1,059

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	45	Peruvian Nuevo Sol	148	10/31/2017	$–*
BNP	Peruvian Nuevo Sol	215	United States Dollar	66	10/03/2017	–*
BNP	United States Dollar	175	Brazilian Real	553	10/03/2017	–*
BNP	United States Dollar	78	Colombian Peso	228,789	10/03/2017	–*
BNP	United States Dollar	35	Peruvian Nuevo Sol	113	10/31/2017	–*
BNP	Peruvian Nuevo Sol	1,502	United States Dollar	460	10/31/2017	–*
BNP	United States Dollar	21	Russian Ruble	1,195	11/22/2017	–*
BNP	United States Dollar	762	Brazilian Real	2,413	10/03/2017	–*
BNP	United States Dollar	151	Peruvian Nuevo Sol	493	10/31/2017	–*
BNP	United States Dollar	91	Chilean Peso	58,130	10/31/2017	–*
BNP	United States Dollar	78	Brazilian Real	246	10/03/2017	–*
BNP	Indian Rupee	240,205	United States Dollar	3,675	10/03/2017	–*
BNP	United States Dollar	91	Thai Baht	3,023	10/31/2017	–*
BNP	United States Dollar	66	Peruvian Nuevo Sol	215	11/22/2017	–*
BNP	United States Dollar	2,376	Brazilian Real	7,527	10/03/2017	–*
BNP	United States Dollar	64	Romanian Leu	247	10/31/2017	–*
BNP	United States Dollar	65	Turkish Lira	234	11/30/2017	–*
BNP	United States Dollar	78	Colombian Peso	228,789	11/22/2017	(1)
BNP	Brazilian Real	553	United States Dollar	174	10/03/2017	(1)
BNP	Brazilian Real	1,957	United States Dollar	617	10/03/2017	(1)
BNP	United States Dollar	253	Indonesian Rupiah	3,402,395	10/31/2017	(1)
BNP	Indonesian Rupiah	6,764,559	United States Dollar	501	10/03/2017	(1)
BNP	United States Dollar	85	Thai Baht	2,806	01/31/2018	(1)
BNP	United States Dollar	87	Russian Ruble	4,988	10/31/2017	(1)
BNP	United States Dollar	40	Mexican Peso	715	11/22/2017	(1)
BNP	United States Dollar	50	South African Rand	661	11/22/2017	(1)
BNP	Philippine Peso	8,988	United States Dollar	173	01/31/2018	(2)
BNP	United States Dollar	69	Indonesian Rupiah	911,145	10/31/2017	(2)
BNP	United States Dollar	1,042	Polish Zloty	3,797	12/15/2017	(2)
BNP	United States Dollar	189	Mexican Peso	3,430	10/31/2017	(2)
BNP	United States Dollar	387	Thai Baht	12,799	11/22/2017	(3)
BNP	United States Dollar	387	Thai Baht	12,799	11/22/2017	(3)
BNP	United States Dollar	275	Mexican Peso	4,965	10/31/2017	(4)
BNP	United States Dollar	460	Peruvian Nuevo Sol	1,492	10/31/2017	(4)
BNP	United States Dollar	764	Chilean Peso	486,803	10/03/2017	(4)
BNP	United States Dollar	302	Polish Zloty	1,088	10/31/2017	(4)
BNP	United States Dollar	497	Romanian Leu	1,915	11/22/2017	(4)
BNP	United States Dollar	492	Euro	410	01/05/2018	(5)
BNP	United States Dollar	193	South African Rand	2,574	11/22/2017	(5)
BNP	Russian Ruble	8,717	United States Dollar	145	10/31/2017	(5)
BNP	Russian Ruble	6,112	United States Dollar	100	10/31/2017	(5)
BNP	United States Dollar	232	South African Rand	3,089	11/22/2017	(6)
BNP	United States Dollar	506	Indonesian Rupiah	6,764,559	11/22/2017	(6)
BNP	United States Dollar	232	Chilean Peso	144,281	10/31/2017	(7)
BNP	United States Dollar	722	Brazilian Real	2,262	10/03/2017	(8)
BNP	United States Dollar	1,267	Hungarian Forint	330,942	10/31/2017	(10)
BNP	United States Dollar	3,295	Euro	2,767	12/14/2017	(11)
BNP	United States Dollar	535	South African Rand	7,133	10/31/2017	(11)
BNP	United States Dollar	517	Mexican Peso	9,217	10/31/2017	(13)
BNP	United States Dollar	1,485	Korean Won	1,680,314	11/22/2017	(17)
BNP	United States Dollar	444	South African Rand	5,795	10/31/2017	(18)
BNP	United States Dollar	862	Hungarian Forint	220,743	11/22/2017	(23)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	United States Dollar	789	Chilean Peso	486,803	11/22/2017	$(29)
BNP	United States Dollar	2,338	Brazilian Real	7,239	10/03/2017	(53)
BNP	United States Dollar	3,719	Indian Rupee	240,205	11/22/2017	(68)
Citibank	United States Dollar	21	Russian Ruble	1,195	11/22/2017	–*
Citibank	United States Dollar	27	Polish Zloty	97	10/31/2017	–*
Citibank	United States Dollar	50	Romanian Leu	194	10/31/2017	–*
Citibank	United States Dollar	2,376	Brazilian Real	7,527	10/03/2017	–*
Citibank	United States Dollar	177	Thai Baht	5,894	10/31/2017	–*
Citibank	United States Dollar	63	Thai Baht	2,080	01/31/2018	–*
Citibank	United States Dollar	54	Polish Zloty	193	10/31/2017	(1)
Citibank	United States Dollar	42	Indonesian Rupiah	558,096	10/31/2017	(1)
Citibank	United States Dollar	64	South African Rand	866	10/31/2017	(1)
Citibank	United States Dollar	40	Mexican Peso	715	11/22/2017	(1)
Citibank	United States Dollar	79	Colombian Peso	228,789	11/22/2017	(1)
Citibank	United States Dollar	248	Polish Zloty	902	10/31/2017	(1)
Citibank	United States Dollar	48	Hungarian Forint	12,219	10/31/2017	(1)
Citibank	United States Dollar	89	Turkish Lira	316	10/31/2017	(1)
Citibank	United States Dollar	57	Polish Zloty	203	10/31/2017	(2)
Citibank	United States Dollar	75	Hungarian Forint	19,161	10/31/2017	(2)
Citibank	Russian Ruble	4,695	United States Dollar	79	10/31/2017	(2)
Citibank	Turkish Lira	561	United States Dollar	153	10/31/2017	(3)
Citibank	United States Dollar	439	Thai Baht	14,525	11/22/2017	(3)
Citibank	United States Dollar	152	Indonesian Rupiah	2,022,261	11/22/2017	(3)
Citibank	United States Dollar	387	Thai Baht	12,799	11/22/2017	(3)
Citibank	United States Dollar	387	Thai Baht	12,799	11/22/2017	(3)
Citibank	United States Dollar	273	Czech Koruna	5,917	10/31/2017	(4)
Citibank	United States Dollar	355	Indonesian Rupiah	4,742,298	11/22/2017	(5)
Citibank	Russian Ruble	6,535	United States Dollar	107	10/31/2017	(5)
Citibank	United States Dollar	774	Thai Baht	25,597	11/22/2017	(6)
Citibank	United States Dollar	499	Romanian Leu	1,915	11/22/2017	(7)
Citibank	United States Dollar	271	South African Rand	3,597	10/31/2017	(7)
Citibank	United States Dollar	473	South African Rand	6,324	11/22/2017	(10)
Citibank	United States Dollar	1,268	Brazilian Real	3,985	10/03/2017	(10)
Citibank	United States Dollar	850	Hungarian Forint	220,743	11/22/2017	(11)
Citibank	United States Dollar	337	Turkish Lira	1,175	11/22/2017	(12)
Citibank	United States Dollar	1,511	Czech Koruna	32,844	11/22/2017	(13)
Citibank	United States Dollar	1,736	Indian Rupee	113,072	11/02/2017	(13)
Citibank	United States Dollar	1,483	Korean Won	1,680,314	11/22/2017	(15)
Citibank	United States Dollar	1,577	Chinese Yuan Renminbi	10,398	11/22/2017	(19)
Citibank	United States Dollar	2,403	Brazilian Real	7,527	10/03/2017	(28)
Citibank	United States Dollar	1,229	Mexican Peso	21,923	10/31/2017	(32)
Citibank	United States Dollar	1,782	Polish Zloty	6,353	11/22/2017	(41)
Citibank	United States Dollar	1,037	Turkish Lira	3,577	10/31/2017	(43)
Citibank	United States Dollar	3,907	Turkish Lira	13,881	11/22/2017	(74)
Citibank	United States Dollar	3,927	South African Rand	52,308	11/22/2017	(98)
Subtotal Depreciation						(825)

Total						$234

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

As of September 30, 2017, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	FAIR VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month (1)	3.94% (1)	2,500,000	MYR	4/20/22	$5	–	$5

Total								$5

(1)	Payment frequency is quarterly.

As of September 30, 2017, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	FAIR VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Brazil CETIP InterBank Deposit Rate (5)	10.55% (5)	846,677	BRL	1/2/25	$19	–	$ 19
Brazil CETIP InterBank Deposit Rate (5)	10.31% (5)	1,689,184	BRL	1/4/21	29	–	29
Brazil CETIP InterBank Deposit Rate (5)	10.09% (5)	4,982,984	BRL	1/4/21	72	–	72
Brazil CETIP InterBank Deposit Rate (5)	9.75% (5)	4,811,842	BRL	1/4/21	49	–	49
Brazil CETIP InterBank Deposit Rate (5)	9.61% (5)	3,115,867	BRL	1/2/20	32	–	32
Warsaw InterBank Offer Rate 6 Month (3)	2.44% (4)	2,000,000	PLN	7/11/22	1	–	1
Warsaw InterBank Offer Rate 6 Month (3)	2.23% (4)	4,100,000	PLN	4/10/21	3	–	3
Subtotal Appreciation							205
2.26% (3)	ICE LIBOR USD 3 Month (2)	541,000	USD	5/2/27	(4)	–	(4)
2.38% (3)	ICE LIBOR USD 3 Month (2)	800,000	USD	9/15/27	(8)	–	(8)
8.88% (5)	Brazil CETIP InterBank Deposit Rate (5)	4,008,866	BRL	1/4/21	(8)	–	(8)
9.61% (5)	Brazil CETIP InterBank Deposit Rate (5)	2,852,685	BRL	1/2/20	(31)	–	(31)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE) (1)	6.72% (1)	53,000,000	MXN	9/14/22	(9)	–	(9)
Warsaw InterBank Offer Rate 6 Month (3)	2.74% (4)	450,000	PLN	4/10/26	– *	–	– *
Subtotal Depreciation							(60)
Total							$145

(1)	Payment frequency is monthly.
(2)	Payment frequency is quarterly.
(3)	Payment frequency is semi-annually.
(4)	Payment frequency is annually.
(5)	Payment frequency is at maturity.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
A	10.6%
BB	42.5
BBB	25.7
Cash Equivalent	8.7
CCC or Below	8.1
Non-Rated	4.4

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.7%
Communications	1.0
Consumer, Non-cyclical	0.1
Diversified	0.1
Energy	8.0
Financial	3.3
Government	85.8
Industrial	0.3
Utilities	0.7

Total	100.0%

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.3%
South African Rand	7.5
Brazilian Real	7.4
Turkish Lira	5.4
Indonesian Rupiah	5.1
All other currencies less than 5%	27.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Foreign Issuer Bonds (1)	$–	$156,371	$–	$156,371
Investment Companies	15,227	–	–	15,227
Total Investments	$15,227	$156,371	–	$171,598

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$1,059	$–	$1,059
Bilateral Interest Rate Swap Agreements	–	5	–	5
Centrally Cleared Interest Rate Swap Agreements	–	205	–	205
Liabilities
Forward Foreign Currency Exchange Contracts	–	(825)	–	(825)
Centrally Cleared Interest Rate Swap Agreements	–	(60)	–	(60)
Total Other Financial Instruments	$–	$384	$–	$384

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ARS – Argentine Peso

BRL – Brazilian Real

CETIP – Centro de Traducción e Instrucción Profesional

COP – Colombian Peso

EGP – Egyptian Pound

EUR – Euro

HUF – Hungarian Forint

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

IDR – Indonesian Rupia

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nuevo Sol

PHP – Philippines Peso

PLN – Polish Zloty

RON – Romanian Leu

RUB – Russian Ruble

THB – Thai Baht

TIIE – The Equilibrium Interbank Interest Rate

TSIPPCAE – The Steel Index Platts Premium Coal Australia Export

TRY – Turkish Lira

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.50%, 9/15/26 (1)	$25	$23
Total Convertible Bonds
(Cost $25)		23

CORPORATE BONDS – 66.0%

Advertising & Marketing – 0.3%

Acosta, Inc., 7.75%, 10/1/22 (1)	1,020	735

Lamar Media Corp., 5.75%, 2/1/26	120	130
		865

Aerospace & Defense – 0.7%

Arconic, Inc., 5.13%, 10/1/24	90	96
5.95%, 2/1/37	175	186

TransDigm, Inc., 6.00%, 7/15/22	25	26
6.50%, 7/15/24	190	196
6.50%, 5/15/25	25	26
6.38%, 6/15/26	1,500	1,536

Triumph Group, Inc., 7.75%, 8/15/25 (1)	75	79
		2,145

Airlines – 0.0%

Allegiant Travel Co., 5.50%, 7/15/19	100	104

United Continental Holdings, Inc., 6.00%, 12/1/20	25	27
4.25%, 10/1/22	25	25
		156

Apparel & Textile Products – 0.1%

Hanesbrands, Inc., 4.88%, 5/15/26 (1)	155	161

Auto Parts Manufacturing – 0.3%

Allison Transmission, Inc., 4.75%, 10/1/27 (1)	25	25

American Axle & Manufacturing, Inc., 6.63%, 10/15/22	150	155

Cooper-Standard Automotive, Inc., 5.63%, 11/15/26 (1)	75	77

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Auto Parts Manufacturing – 0.3% – continued

Dana, Inc., 6.00%, 9/15/23	$125	$132

Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	75	78

Tenneco, Inc., 5.38%, 12/15/24	150	157

ZF North America Capital, Inc., 4.00%, 4/29/20 (1)	205	212
		836

Banks – 0.1%

CIT Group, Inc., 5.50%, 2/15/19 (1)	61	64
3.88%, 2/19/19	370	377
		441

Cable & Satellite – 2.8%

Altice US Finance I Corp., 5.50%, 5/15/26 (1)	225	237

Block Communications, Inc., 6.88%, 2/15/25 (1)	25	27

Cablevision Systems Corp., 5.88%, 9/15/22	100	103

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	355	366
5.13%, 2/15/23	150	155
5.13%, 5/1/23 (1)	630	656
5.75%, 9/1/23	425	441
5.88%, 4/1/24 (1)	25	26
5.38%, 5/1/25 (1)	50	52
5.75%, 2/15/26 (1)	885	928
5.50%, 5/1/26 (1)	100	104
5.13%, 5/1/27 (1)	140	142
5.88%, 5/1/27 (1)	350	367
5.00%, 2/1/28 (1)	405	404

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (1)	745	761
5.13%, 12/15/21 (1)	431	439
7.75%, 7/15/25 (1)	200	221

Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 5/1/47 (1)	25	26

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Cable & Satellite – 2.8% – continued

CSC Holdings LLC, 7.88%, 2/15/18	$225	$229
7.63%, 7/15/18	190	197
8.63%, 2/15/19	50	54
10.88%, 10/15/25 (1)	668	826
5.50%, 4/15/27 (1)	210	218

DISH DBS Corp., 7.88%, 9/1/19	75	82
5.13%, 5/1/20	225	236
6.75%, 6/1/21	220	242
5.00%, 3/15/23	50	51
5.88%, 11/15/24	465	487
7.75%, 7/1/26	140	161

Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (1)	75	81

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	125	122

Wave Holdco LLC/Wave Holdco Corp. (100% Cash), 8.25%, 7/15/19 (1)(2)	443	444

WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/1/20 (1)	100	102
		8,987

Casinos & Gaming – 1.9%

Boyd Gaming Corp., 6.88%, 5/15/23	525	561
6.38%, 4/1/26	485	529

CRC Escrow Issuer LLC/CRC Finco, Inc., 10/15/25 (3)(4)	75	75

Eldorado Resorts, Inc., 6.00%, 4/1/25	125	131

GLP Capital L.P./GLP Financing II, Inc., 4.38%, 11/1/18	70	71
4.88%, 11/1/20	615	650
5.38%, 11/1/23	285	312

Golden Nugget, Inc., 8.50%, 12/1/21 (1)	150	158

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Casinos & Gaming – 1.9% – continued

Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20 (1)(5)(6)	$25	$23

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22 (1)	575	628

Jacobs Entertainment, Inc., 7.88%, 2/1/24 (1)	150	162

MGM Resorts International, 8.63%, 2/1/19	500	539
6.75%, 10/1/20	400	441
6.63%, 12/15/21	195	219
7.75%, 3/15/22	105	123

Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (1)	200	213

Scientific Games International, Inc., 7.00%, 1/1/22 (1)	100	106
10.00%, 12/1/22	645	714

Station Casinos LLC, 7.50%, 3/1/21	104	108
5.00%, 10/1/25 (1)	50	50

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (1)	270	281
5.25%, 5/15/27 (1)	25	26
		6,120

Chemicals – 1.1%

CF Industries, Inc., 7.13%, 5/1/20	50	55
5.38%, 3/15/44	280	267

Hexion, Inc., 6.63%, 4/15/20	2,320	2,076
10.38%, 2/1/22 (1)	100	96
13.75%, 2/1/22 (1)	250	205

Koppers, Inc., 6.00%, 2/15/25 (1)	25	27

Momentive Performance Materials, Inc., 3.88%, 10/24/21	150	152

TPC Group, Inc., 8.75%, 12/15/20 (1)	200	194

Valvoline, Inc., 5.50%, 7/15/24 (1)	75	80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Chemicals – 1.1% – continued

Versum Materials, Inc., 5.50%, 9/30/24 (1)	$50	$53

WR Grace & Co-Conn, 5.13%, 10/1/21 (1)	90	98
5.63%, 10/1/24 (1)	60	66
		3,369

Coal Operations – 1.3%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 5/1/25 (1)	100	104

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	75	79
6.38%, 3/15/24	150	126

CONSOL Energy, Inc., 5.88%, 4/15/22	50	50

Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 4/1/23 (1)	3,850	3,369

Murray Energy Corp., 11.25%, 4/15/21 (1)	650	387

Peabody Energy Corp., 6.00%, 3/31/22 (1)	50	52
6.38%, 3/31/25 (1)	50	51
		4,218

Commercial Finance – 0.8%

ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (1)	250	241

DAE Funding LLC, 4.00%, 8/1/20 (1)	100	102
4.50%, 8/1/22 (1)	125	128
5.00%, 8/1/24 (1)	150	154

Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (1)	1,310	1,362

Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/1/20 (1)	200	206
7.25%, 8/15/24 (1)	200	201
		2,394

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Communications Equipment – 0.3%

Avaya, Inc., 7.00%, 4/1/19 (1)(5)(7)	$250	$211
9.00%, 4/1/19 (1)(5)(7)	25	21

CommScope Technologies LLC, 6.00%, 6/15/25 (1)	245	262

CommScope, Inc., 5.00%, 6/15/21 (1)	50	51
5.50%, 6/15/24 (1)	50	52

Riverbed Technology, Inc., 8.88%, 3/1/23 (1)	220	210
		807

Construction Materials Manufacturing – 0.2%

NWH Escrow Corp., 7.50%, 8/1/21 (1)	25	23

Standard Industries, Inc., 5.38%, 11/15/24 (1)	250	266

US Concrete, Inc., 6.38%, 6/1/24	195	210

USG Corp., 5.50%, 3/1/25 (1)	150	160
		659

Consumer Finance – 2.8%

Ally Financial, Inc., 6.25%, 12/1/17	470	473
3.60%, 5/21/18	1,095	1,103
3.25%, 11/5/18	505	509
3.75%, 11/18/19	125	128
8.00%, 3/15/20	880	991
4.13%, 3/30/20	75	77
7.50%, 9/15/20	25	28

CNG Holdings, Inc., 9.38%, 5/15/20 (1)	50	44

First Data Corp., 7.00%, 12/1/23 (1)	585	625
5.00%, 1/15/24 (1)	430	446

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (1)	100	102

MGIC Investment Corp., 5.75%, 8/15/23	75	83

Navient Corp., 5.50%, 1/15/19	110	114

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Consumer Finance – 2.8% – continued
4.88%, 6/17/19	$940	$973
8.00%, 3/25/20	190	209
6.63%, 7/26/21	25	27
6.50%, 6/15/22	125	133
7.25%, 9/25/23	50	54
6.13%, 3/25/24	755	778
5.88%, 10/25/24	415	421
6.75%, 6/25/25	75	78

OneMain Financial Holdings LLC, 7.25%, 12/15/21 (1)	400	418

Springleaf Finance Corp., 8.25%, 12/15/20	100	113
7.75%, 10/1/21	170	192
6.13%, 5/15/22	245	259
8.25%, 10/1/23	440	499
		8,877

Consumer Products – 1.1%

Edgewell Personal Care Co., 4.70%, 5/19/21	285	304
4.70%, 5/24/22	285	306

First Quality Finance Co., Inc., 5.00%, 7/1/25 (1)	25	26

High Ridge Brands Co., 8.88%, 3/15/25 (1)(5)	1,170	1,114

HRG Group, Inc., 7.75%, 1/15/22	1,434	1,497

Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23 (1)	145	141

Revlon Consumer Products Corp., 6.25%, 8/1/24	75	58

Spectrum Brands, Inc., 5.75%, 7/15/25	125	133
		3,579

Consumer Services – 0.9%

ADT (The) Corp., 5.25%, 3/15/20	100	106
4.88%, 7/15/32 (1)	285	266

Aramark Services, Inc., 5.13%, 1/15/24	435	462

Booz Allen Hamilton, Inc., 5.13%, 5/1/25 (1)	75	76

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Consumer Services – 0.9% – continued

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (1)	$175	$193

R.R. Donnelley & Sons Co., 7.63%, 6/15/20	349	377
7.88%, 3/15/21	365	385
6.50%, 11/15/23	98	95
6.00%, 4/1/24	203	190

Service Corp. International, 7.63%, 10/1/18	130	137
5.38%, 1/15/22	15	15
5.38%, 5/15/24	330	351

Southern Graphics, Inc., 8.38%, 10/15/20 (1)	150	152
		2,805

Containers & Packaging – 1.0%

Ball Corp., 4.38%, 12/15/20	190	200
5.00%, 3/15/22	255	276

Berry Global, Inc., 6.00%, 10/15/22	200	212
5.13%, 7/15/23	225	235

BWAY Holding Co., 5.50%, 4/15/24 (1)	300	314
7.25%, 4/15/25 (1)	275	283

Flex Acquisition Co., Inc., 6.88%, 1/15/25 (1)	50	52

Multi-Color Corp., 6.13%, 12/1/22 (1)	125	131

Owens-Brockway Glass Container, Inc., 5.38%, 1/15/25 (1)	250	269

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, 10/15/20	330	336
6.88%, 2/15/21	165	169
5.13%, 7/15/23 (1)	480	501
7.00%, 7/15/24 (1)	50	53

Sealed Air Corp., 5.50%, 9/15/25 (1)	150	165
		3,196

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Department Stores – 0.0%

JC Penney Corp., Inc., 6.38%, 10/15/36	$50	$35

Distributors - Consumer Discretionary – 0.7%

American Tire Distributors, Inc., 10.25%, 3/1/22 (1)	2,110	2,200

Diversified Banks – 0.4%

Bank of America Corp., (Variable, ICE LIBOR USD 3M + 3.63%), 8.00%, 1/30/18 (8)	300	304

(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (8)	200	220

Citigroup, Inc., (Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 8/15/26 (8)	100	113

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 4/30/24 (8)	25	28

(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/1/24 (8)	675	745
		1,410

Electrical Equipment Manufacturing – 0.2%

Airxcel, Inc., 8.50%, 2/15/22 (1)	75	79

Vertiv Group Corp., 9.25%, 10/15/24 (1)	295	332

Vertiv Intermediate Holding Corp. (100% Cash), 12.00%, 2/15/22 (1)(2)	325	366
		777

Entertainment Content – 0.4%

Liberty Interactive LLC, 8.50%, 7/15/29	245	274

Univision Communications, Inc., 6.75%, 9/15/22 (1)	610	633
5.13%, 5/15/23 (1)	465	474

WMG Acquisition Corp., 5.00%, 8/1/23 (1)	50	51
		1,432

Entertainment Resources – 0.8%

AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	415	408
5.88%, 11/15/26	75	74
6.13%, 5/15/27	540	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Entertainment Resources – 0.8% – continued

Carmike Cinemas, Inc., 6.00%, 6/15/23 (1)	$75	$79

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 4/15/27 (1)	80	84

Cinemark USA, Inc., 5.13%, 12/15/22	50	51

Constellation Merger Sub, Inc., 8.50%, 9/15/25 (1)	125	123

LTF Merger Sub, Inc., 8.50%, 6/15/23 (1)	350	372

National CineMedia LLC, 5.75%, 8/15/26	50	46

Regal Entertainment Group, 5.75%, 3/15/22	468	483
5.75%, 6/15/23	400	412
		2,665

Exploration & Production – 5.1%

Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (1)	225	243

Antero Resources Corp., 5.38%, 11/1/21	280	287
5.13%, 12/1/22	775	792
5.00%, 3/1/25	15	15

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/1/22 (1)	490	526

Bill Barrett Corp., 7.00%, 10/15/22	358	344
8.75%, 6/15/25	45	43

California Resources Corp., 8.00%, 12/15/22 (1)	550	357

Callon Petroleum Co., 6.13%, 10/1/24	175	181

Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	214	219
6.25%, 4/15/23	75	76

Chesapeake Energy Corp., 6.63%, 8/15/20	275	283
6.88%, 11/15/20	75	77
6.13%, 2/15/21	250	252
5.38%, 6/15/21	145	138

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Exploration & Production – 5.1% – continued
8.00%, 1/15/25 (1)	$215	$217
1/15/25 (1)(4)(5)	225	227
6/15/27 (1)(4)	135	134

Concho Resources, Inc., 5.50%, 4/1/23	170	175

Continental Resources, Inc., 4.50%, 4/15/23	105	105
3.80%, 6/1/24	300	289
4.90%, 6/1/44	155	141

Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (1)	100	104

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	25	24
6.38%, 8/15/21	150	90
5.50%, 5/1/22	75	43

Eclipse Resources Corp., 8.88%, 7/15/23	25	25

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	1,388	1,156
7.75%, 9/1/22	200	127
6.38%, 6/15/23	980	603

Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (1)	25	26

Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (1)	180	190

Gulfport Energy Corp., 6.00%, 10/15/24	100	101
6.38%, 5/15/25	75	76

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22	330	270
9.25%, 3/15/23	350	290

Laredo Petroleum, Inc., 7.38%, 5/1/22	675	699

Matador Resources Co., 6.88%, 4/15/23	25	26

Murphy Oil Corp., 4.70%, 12/1/22	175	175
6.88%, 8/15/24	225	240

Newfield Exploration Co., 5.38%, 1/1/26	275	289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Exploration & Production – 5.1% – continued

Oasis Petroleum, Inc., 6.50%, 11/1/21	$135	$138
6.88%, 3/15/22	275	280

Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (1)	50	53

PDC Energy, Inc., 6.13%, 9/15/24	255	266

Range Resources Corp., 5.00%, 8/15/22 (1)	290	290
5.00%, 3/15/23 (1)	320	318

Resolute Energy Corp., 8.50%, 5/1/20	1,335	1,358

Rice Energy, Inc., 6.25%, 5/1/22	245	256

RSP Permian, Inc., 6.63%, 10/1/22	430	451

Sanchez Energy Corp., 7.75%, 6/15/21	130	123
6.13%, 1/15/23	660	564

SM Energy Co., 6.50%, 11/15/21	75	76
6.13%, 11/15/22	535	536
5.00%, 1/15/24	135	127
5.63%, 6/1/25	110	105
6.75%, 9/15/26	175	175

Southwestern Energy Co., 6.70%, 1/23/25	200	203
7.50%, 4/1/26	50	52

Whiting Petroleum Corp., 5.00%, 3/15/19	100	100
5.75%, 3/15/21	340	334
6.25%, 4/1/23	310	305

WildHorse Resource Development Corp., 6.88%, 2/1/25 (1)	100	100

WPX Energy, Inc., 7.50%, 8/1/20	134	146
8.25%, 8/1/23	150	168
5.25%, 9/15/24	240	241
		16,440

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Financial Services – 1.4%

CSTN Merger Sub, Inc., 6.75%, 8/15/24 (1)	$320	$319

Eagle Holding Co. II LLC, 7.63%, 5/15/22 (1)(2)	125	130

FBM Finance, Inc., 8.25%, 8/15/21 (1)	375	401

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, 3/15/19	520	525
6.00%, 8/1/20	100	103
5.88%, 2/1/22	410	422
6.25%, 2/1/22	225	235

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	330	342

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19	125	129
6.50%, 6/1/22	76	78

NFP Corp., 6.88%, 7/15/25 (1)	960	974

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	575	581

VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	50	52

Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (1)	125	126
		4,417

Food & Beverage – 0.3%

B&G Foods, Inc., 5.25%, 4/1/25	75	77

Pilgrim’s Pride Corp., 5.75%, 3/15/25 (1)(5)	50	52
5.88%, 9/30/27 (1)(5)	75	77

Post Holdings, Inc., 6.00%, 12/15/22 (1)	325	340
5.50%, 3/1/25 (1)	125	130
5.75%, 3/1/27 (1)	380	391
		1,067

Forest & Paper Products Manufacturing – 0.1%

Appvion, Inc., 9.00%, 6/1/20 (1)(9)	225	122

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Forest & Paper Products Manufacturing – 0.1% – continued

Mercer International, Inc., 6.50%, 2/1/24	$50	$52
		174

Hardware – 1.3%

CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	175	183
5.00%, 9/1/25	235	247

Dell International LLC/EMC Corp., 5.88%, 6/15/21 (1)	925	967
6.02%, 6/15/26 (1)	445	494

Diebold Nixdorf, Inc., 8.50%, 4/15/24	75	81

EMC Corp., 1.88%, 6/1/18	625	623
2.65%, 6/1/20	150	148

Everi Payments, Inc., 10.00%, 1/15/22	100	108

NCR Corp., 6.38%, 12/15/23	225	240

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	50	51

Western Digital Corp., 10.50%, 4/1/24	720	846

Zebra Technologies Corp., 7.25%, 10/15/22	45	48
		4,036

Health Care Facilities & Services – 5.7%

CHS/Community Health Systems, Inc., 8.00%, 11/15/19	60	58
7.13%, 7/15/20	190	172
6.88%, 2/1/22	730	573

DaVita, Inc., 5.75%, 8/15/22	255	261
5.13%, 7/15/24	300	301

Envision Healthcare Corp., 6.25%, 12/1/24 (1)	50	54

HCA, Inc., 6.50%, 2/15/20	170	185
5.88%, 3/15/22	185	205
4.75%, 5/1/23	410	433
5.00%, 3/15/24	430	458
5.38%, 2/1/25	290	306
5.25%, 4/15/25	350	378

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Health Care Facilities & Services – 5.7% – continued
7.69%, 6/15/25	$715	$831
7.58%, 9/15/25	100	116
5.88%, 2/15/26	425	456
7.50%, 11/6/33	445	505
7.75%, 7/15/36	420	478

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	870	873

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/1/23 (1)	185	194

Kindred Healthcare, Inc., 8.00%, 1/15/20	435	427
6.38%, 4/15/22	75	68

LifePoint Health, Inc., 5.88%, 12/1/23	165	174

Miami Valley, 0.00%, 1/1/59	215	212

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	1,260	1,325

Select Medical Corp., 6.38%, 6/1/21	25	26

SP Finco LLC, 6.75%, 7/1/25 (1)	2,170	2,040

Surgery Center Holdings, Inc., 8.88%, 4/15/21 (1)	960	1,008

Tenet Healthcare Corp., 6.00%, 10/1/20	75	80
7.50%, 1/1/22 (1)	410	434
8.13%, 4/1/22	640	651
6.75%, 6/15/23	2,220	2,131
4.63%, 7/15/24 (1)	612	606
7.00%, 8/1/25 (1)	310	291
6.88%, 11/15/31	100	88

Universal Hospital Services, Inc., 7.63%, 8/15/20	100	101

Vizient, Inc., 10.38%, 3/1/24 (1)	1,310	1,505

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	150	149
		18,153

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Home Improvement – 0.2%

BMC East LLC, 5.50%, 10/1/24 (1)	$75	$78

Griffon Corp., 5.25%, 3/1/22 (1)(5)	125	127

RSI Home Products, Inc., 6.50%, 3/15/23 (1)	175	183

Scotts Miracle-Gro (The) Co., 5.25%, 12/15/26	50	53

Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	50	53
		494

Homebuilders – 1.6%

Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 8/1/25 (1)	50	49

AV Homes, Inc., 6.63%, 5/15/22	100	103

Beazer Homes USA, Inc., 8.75%, 3/15/22	100	111
6.75%, 3/15/25	50	53

CalAtlantic Group, Inc., 8.38%, 5/15/18	300	312
8.38%, 1/15/21	135	157
5.38%, 10/1/22	150	163
5.25%, 6/1/26	205	212

Century Communities, Inc., 6.88%, 5/15/22	125	132
5.88%, 7/15/25 (1)	100	100

K Hovnanian Enterprises, Inc., 5.00%, 11/1/21	385	345

Lennar Corp., 4.75%, 12/15/17	400	400
4.13%, 1/15/22	175	181
4.75%, 11/15/22	325	344
4.88%, 12/15/23	255	270
4.75%, 5/30/25	85	89

Meritage Homes Corp., 6.00%, 6/1/25	215	229

PulteGroup, Inc., 4.25%, 3/1/21	250	259

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Homebuilders – 1.6% – continued

Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25 (1)	$95	$98

Toll Brothers Finance Corp., 4.00%, 12/31/18	105	107
4.38%, 4/15/23	150	157
4.88%, 3/15/27	100	103

TRI Pointe Group, Inc., 5.25%, 6/1/27	75	76

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 6/15/19	610	623

Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/1/23	175	171
6.63%, 8/15/25 (1)	75	73

William Lyon Homes, Inc., 5.88%, 1/31/25	125	128
		5,045

Industrial Other – 0.5%

AECOM, 5.13%, 3/15/27	25	26

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	275	252

Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (1)	75	81

CSVC Acquisition Corp., 7.75%, 6/15/25 (1)	125	123

Engility Corp., 8.88%, 9/1/24	50	55

Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50	52

H&E Equipment Services, Inc., 5.63%, 9/1/25 (1)	75	79

HD Supply, Inc., 5.75%, 4/15/24 (1)	145	155

Herc Rentals, Inc., 7.50%, 6/1/22 (1)	67	72
7.75%, 6/1/24 (1)	201	218

New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/22 (1)	125	135

United Rentals North America, Inc., 5.75%, 11/15/24	175	186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Industrial Other – 0.5% – continued
5.88%, 9/15/26	$50	$54
4.88%, 1/15/28	75	75
		1,563

Internet Media – 0.2%

Match Group, Inc., 6.38%, 6/1/24	50	54

Netflix, Inc., 5.50%, 2/15/22	265	289
4.38%, 11/15/26 (1)	150	151
		494

Life Insurance – 0.3%

AssuredPartners, Inc., 7.00%, 8/15/25 (1)	1,065	1,090

Machinery Manufacturing – 1.5%

BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (1)	100	108

Cleaver-Brooks, Inc., 8.75%, 12/15/19 (1)	1,280	1,312

Cloud Crane LLC, 10.13%, 8/1/24 (1)	540	599

CNH Industrial Capital LLC, 3.38%, 7/15/19	130	132
4.88%, 4/1/21	150	159
4.38%, 4/5/22	205	215

JPW Industries Holding Corp., 9.00%, 10/1/24 (1)	1,140	1,169

SPX FLOW, Inc., 5.63%, 8/15/24 (1)	50	52
5.88%, 8/15/26 (1)	50	53

Tennant Co., 5.63%, 5/1/25 (1)	50	52

Welbilt, Inc., 9.50%, 2/15/24	185	213

Xerium Technologies, Inc., 9.50%, 8/15/21	740	766
		4,830

Managed Care – 1.2%

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (1)	240	258

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Managed Care – 1.2% – continued

Opal Acquisition, Inc., 7.50%, 7/1/24 (1)	$2,114	$2,061
10.00%, 10/1/24 (1)	1,636	1,417
		3,736

Manufactured Goods – 1.2%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (1)	125	136

Material Science Corp., 14.00%, 6/22/22	1,437	1,295

NCI Building Systems, Inc., 8.25%, 1/15/23 (1)	230	247

Novelis Corp., 5.88%, 9/30/26 (1)	270	274

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21 (1)	2,070	2,018
		3,970

Mass Merchants – 0.1%

Dollar Tree, Inc., 5.75%, 3/1/23	280	295

Medical Equipment & Devices Manufacturing – 0.7%

Avantor, Inc., 10/1/24 (1)(4)	700	717
10/1/25 (1)(4)(5)	1,390	1,422

Hologic, Inc., 5.25%, 7/15/22 (1)	115	121
		2,260

Metals & Mining – 3.7%

AK Steel Corp., 7.63%, 10/1/21	75	78

Aleris International, Inc., 7.88%, 11/1/20	175	175
9.50%, 4/1/21 (1)	50	53

Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (1)	861	913

Century Aluminum Co., 7.50%, 6/1/21 (1)(5)	2,580	2,619

Cleveland-Cliffs, Inc., 5.75%, 3/1/25 (1)	225	216

Coeur Mining, Inc., 5.88%, 6/1/24	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Metals & Mining – 3.7% – continued

Freeport-McMoRan, Inc., 2.30%, 11/14/17	$75	$75
2.38%, 3/15/18	310	310
6.50%, 11/15/20	550	563
4.00%, 11/14/21	115	116
6.75%, 2/1/22	100	104
3.88%, 3/15/23	495	487
5.40%, 11/14/34	530	506
5.45%, 3/15/43	475	444

Hecla Mining Co., 6.88%, 5/1/21	75	78

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	1,760	1,971

Real Alloy Holding, Inc., 10.00%, 1/15/19 (1)	2,930	2,754

TMS International Corp., 7.25%, 8/15/25 (1)	75	77

United States Steel Corp., 6.88%, 8/15/25	75	77
		11,666

Oil & Gas Services & Equipment – 0.5%

Calfrac Holdings L.P., 7.50%, 12/1/20 (1)	225	216

Diamond Offshore Drilling, Inc., 7.88%, 8/15/25	50	53

FTS International, Inc., 6.25%, 5/1/22	125	114

Global Marine, Inc., 7.00%, 6/1/28	25	25

Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (1)(5)	125	126

Nabors Industries, Inc., 5.00%, 9/15/20	50	51
4.63%, 9/15/21	25	25
5.50%, 1/15/23	50	49

Rowan Cos., Inc., 7.38%, 6/15/25	100	98

SESI LLC, 7.13%, 12/15/21	350	357
7.75%, 9/15/24 (1)	415	430

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Oil & Gas Services & Equipment – 0.5% – continued

Weatherford International LLC, 6.80%, 6/15/37	$75	$65
		1,609

Pharmaceuticals – 0.4%

Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (1)	200	187
5.38%, 1/15/23 (1)	235	191

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	120	133

Valeant Pharmaceuticals International, 6.38%, 10/15/20 (1)	475	476
6.75%, 8/15/21 (1)	25	25
7.25%, 7/15/22 (1)	280	273
		1,285

Pipeline – 3.3%

American Midstream Partners L.P./American Midstream Finance Corp., 8.50%, 12/15/21 (1)	75	77

Andeavor Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	200	203
6.13%, 10/15/21	230	237

Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	385	398

Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (1)	100	104

Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	100	114
5.88%, 3/31/25	275	296
5.13%, 6/30/27 (1)	305	314

Cheniere Energy Partners L.P., 5.25%, 10/1/25 (1)	410	419

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	160	165
5.75%, 4/1/25	130	133

DCP Midstream Operating L.P., 2.50%, 12/1/17	165	165

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Pipeline – 3.3% – continued
9.75%, 3/15/19 (1)	$95	$104
8.13%, 8/16/30	35	41
6.45%, 11/3/36 (1)	175	184
6.75%, 9/15/37 (1)	300	320
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1)(10)	310	289
5.60%, 4/1/44	160	149

Energy Transfer Equity L.P., 7.50%, 10/15/20	615	693
5.88%, 1/15/24	175	188

Energy Transfer L.P./Regency Energy Finance Corp., 5.50%, 4/15/23	520	535

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	50	49

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 8/1/24 (1)	100	105

MPLX L.P., 4.88%, 12/1/24	410	442

NGPL PipeCo LLC, 4.38%, 8/15/22 (1)	100	104

NuStar Logistics L.P., 4.80%, 9/1/20	115	119
6.75%, 2/1/21	55	60
4.75%, 2/1/22	60	61

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	100	103

Rockies Express Pipeline LLC, 5.63%, 4/15/20 (1)	325	342
7.50%, 7/15/38 (1)	75	86
6.88%, 4/15/40 (1)	75	83

SemGroup Corp., 7.25%, 3/15/26 (1)	180	181

SemGroup Corp./Rose Rock Finance Corp., 5.63%, 7/15/22	450	440
5.63%, 11/15/23	550	535

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	207	208
5.75%, 4/15/25	470	477

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Pipeline – 3.3% – continued

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (1)	$75	$77

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23	555	550
6.75%, 3/15/24	260	282
5.13%, 2/1/25	225	232
5.38%, 2/1/27	115	120

Williams (The) Cos., Inc., 7.50%, 1/15/31	170	204
5.75%, 6/24/44	240	254

Williams Partners L.P./ACMP Finance Corp., 4.88%, 3/15/24	140	146
		10,388

Power Generation – 2.2%

Calpine Corp., 6.00%, 1/15/22 (1)	355	367
5.38%, 1/15/23	995	969
5.50%, 2/1/24	450	427
5.75%, 1/15/25	1,105	1,043

Dynegy, Inc., 7.38%, 11/1/22	275	286
5.88%, 6/1/23	230	229
7.63%, 11/1/24	400	414
8.00%, 1/15/25 (1)	110	114
8.13%, 1/30/26 (1)	455	469

GenOn Energy, Inc., 7.88%, 6/15/17 (9)	50	37

NRG Energy, Inc., 6.25%, 7/15/22	180	189
6.63%, 3/15/23	375	388
7.25%, 5/15/26	540	579
6.63%, 1/15/27	1,045	1,095

NRG Yield Operating LLC, 5.00%, 9/15/26	100	104

Pattern Energy Group, Inc., 5.88%, 2/1/24 (1)	100	106

Terraform Global Operating LLC, 9.75%, 8/15/22 (1)	200	222
		7,038

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Property & Casualty Insurance – 1.0%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23 (1)	$790	$835

Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash), 8.13%, 7/15/19 (1)(2)(5)	25	25

HUB International Ltd., 7.88%, 10/1/21 (1)(5)	605	630

Radian Group, Inc., 4.50%, 10/1/24	75	77

USIS Merger Sub, Inc., 6.88%, 5/1/25 (1)	1,645	1,676
		3,243

Publishing & Broadcasting – 1.5%

CBS Radio, Inc., 7.25%, 11/1/24 (1)	100	107

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	650	642
6.50%, 11/15/22	260	268

EW Scripps (The) Co., 5.13%, 5/15/25 (1)	100	102

Gray Television, Inc., 5.13%, 10/15/24 (1)	260	261
5.88%, 7/15/26 (1)	385	397

iHeartCommunications, Inc., 10.00%, 1/15/18	50	27
9.00%, 12/15/19	50	38
14.00%, 2/1/21 (2)	128	17

Nexstar Broadcasting, Inc., 5.63%, 8/1/24 (1)	225	233

Salem Media Group, Inc., 6.75%, 6/1/24 (1)	25	26

Sinclair Television Group, Inc., 5.38%, 4/1/21	55	56
6.13%, 10/1/22	225	232
5.13%, 2/15/27 (1)	300	291

Sirius XM Radio, Inc., 3.88%, 8/1/22 (1)	100	102
4.63%, 5/15/23 (1)	45	46
6.00%, 7/15/24 (1)	420	452
5.38%, 7/15/26 (1)	410	432
5.00%, 8/1/27 (1)	365	372

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Publishing & Broadcasting – 1.5% – continued

TEGNA, Inc., 5.13%, 10/15/19	$410	$416
5.13%, 7/15/20	140	144
6.38%, 10/15/23	25	27

Townsquare Media, Inc., 6.50%, 4/1/23 (1)	75	76

Urban One, Inc., 9.25%, 2/15/20 (1)	75	71
		4,835

Real Estate – 2.4%

Crescent Communities LLC/Crescent Ventures, Inc., 8.88%, 10/15/21 (1)	125	133

Equinix, Inc., 5.38%, 4/1/23	350	364
5.88%, 1/15/26	235	258

ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	560	579

FelCor Lodging L.P., 6.00%, 6/1/25	225	241

Iron Mountain US Holdings, Inc., 5.38%, 6/1/26 (1)	85	89

Iron Mountain, Inc., 6.00%, 8/15/23	460	487
5.75%, 8/15/24	700	722

iStar, Inc., 4.63%, 9/15/20	50	51

Kennedy-Wilson, Inc., 5.88%, 4/1/24	100	103

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	115	125

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 2/15/22	45	46
6.38%, 3/1/24	395	426
5.50%, 5/1/24	480	503
5.25%, 8/1/26	440	454
5.00%, 10/15/27	510	523

QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/1/23 (1)	940	954

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Real Estate – 2.4% – continued

Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (1)	$105	$108
5.25%, 12/1/21 (1)	225	234

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	50	52

Sabra Health Care L.P./Sabra Capital Corp., 5.50%, 2/1/21	535	550

SBA Communications Corp., 10/1/22 (1)(4)(5)	125	126

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (1)	305	259

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 4/15/23 (1)	210	201
8.25%, 10/15/23	215	190
		7,778

Refining & Marketing – 0.4%

Citgo Holding, Inc., 10.75%, 2/15/20 (1)	400	431

CITGO Petroleum Corp., 6.25%, 8/15/22 (1)	25	26

Delek Logistics Partners L.P., 6.75%, 5/15/25 (1)	75	76

Sunoco L.P./Sunoco Finance Corp., 5.50%, 8/1/20	200	206
6.25%, 4/15/21	300	314

Western Refining Logistics L.P./WNRL Finance Corp., 7.50%, 2/15/23	160	171
		1,224

Restaurants – 0.4%

Golden Nugget, Inc., 8.75%, 10/1/25 (1)	100	102

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (1)	475	501
5.25%, 6/1/26 (1)	395	418
4.75%, 6/1/27 (1)	175	180

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Restaurants – 0.4% – continued

Landry’s, Inc., 6.75%, 10/15/24 (1)	$150	$152

Nathan’s Famous, Inc., 10.00%, 3/15/20 (1)	25	26
		1,379

Retail – Consumer Discretionary – 1.1%

American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (1)	100	106

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (1)	160	160

Beacon Roofing Supply, Inc., 6.38%, 10/1/23	75	80

Builders FirstSource, Inc., 10.75%, 8/15/23 (1)	75	86
5.63%, 9/1/24 (1)	100	106

FirstCash, Inc., 5.38%, 6/1/24 (1)	50	52

Hertz (The) Corp., 6.75%, 4/15/19	55	55
7.63%, 6/1/22 (1)	60	62
5.50%, 10/15/24 (1)	875	787

L Brands, Inc., 6.75%, 7/1/36	200	193

Lithia Motors, Inc., 5.25%, 8/1/25 (1)	50	52

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (1)	1,275	1,291

Penske Automotive Group, Inc., 3.75%, 8/15/20	50	51
5.75%, 10/1/22	100	103

PetSmart, Inc., 5.88%, 6/1/25 (1)	185	161

QVC, Inc., 5.45%, 8/15/34	215	212

Sonic Automotive, Inc., 6.13%, 3/15/27	100	103
		3,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Retail – Consumer Staples – 0.1%

US Foods, Inc., 5.88%, 6/15/24 (1)	$150	$157

Semiconductors – 0.7%

Advanced Micro Devices, Inc., 7.50%, 8/15/22	66	75
7.00%, 7/1/24	236	250

Amkor Technology, Inc., 6.38%, 10/1/22	400	413

Micron Technology, Inc., 5.25%, 8/1/23 (1)	570	595
5.25%, 1/15/24 (1)	200	210
5.50%, 2/1/25	145	155
5.63%, 1/15/26 (1)	120	127

Microsemi Corp., 9.13%, 4/15/23 (1)	99	113

Qorvo, Inc., 6.75%, 12/1/23	125	136
7.00%, 12/1/25	125	143
		2,217

Software & Services – 2.5%

Ascend Learning LLC, 6.88%, 8/1/25 (1)	25	26

BMC Software Finance, Inc., 8.13%, 7/15/21 (1)	100	102

Boxer Parent Co., Inc., 9.00%, 10/15/19 (1)(2)	50	50

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25 (1)	125	128

Conduent Finance, Inc./Conduent Business Services LLC, 10.50%, 12/15/24 (1)	1,140	1,345

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	125	134

Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (1)	200	197

Gartner, Inc., 5.13%, 4/1/25 (1)	50	53

Harland Clarke Holdings Corp., 9.25%, 3/1/21 (1)	375	386
8.38%, 8/15/22 (1)	195	209

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Software & Services – 2.5% – continued

Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash), 7.13%, 5/1/21 (1)(2)	$561	$571

Infor US, Inc., 6.50%, 5/15/22	300	311

iPayment, Inc., 10.75%, 4/15/24 (1)	25	28

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	250	262

MSCI, Inc., 5.25%, 11/15/24 (1)	405	431
5.75%, 8/15/25 (1)	285	311
4.75%, 8/1/26 (1)	50	53

Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	285	288
5.00%, 4/15/22 (1)	785	813

Nuance Communications, Inc., 5.38%, 8/15/20 (1)	80	81
6.00%, 7/1/24	490	531

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	485	518

RP Crown Parent LLC, 7.38%, 10/15/24 (1)	330	338

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	125	142

SS&C Technologies Holdings, Inc., 5.88%, 7/15/23	125	132

Symantec Corp., 5.00%, 4/15/25 (1)	220	230

Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 2/1/24 (1)	200	214
		7,884

Supermarkets & Pharmacies – 0.5%

Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24	625	583
5.75%, 3/15/25	660	581

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	150	159

Rite Aid Corp., 6.75%, 6/15/21	75	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Supermarkets & Pharmacies – 0.5% – continued
6.13%, 4/1/23 (1)	$150	$146
7.70%, 2/15/27	25	22
		1,569

Tobacco – 0.0%

Vector Group Ltd., 6.13%, 2/1/25 (1)	75	78

Transportation & Logistics – 0.4%

BCD Acquisition, Inc., 9.63%, 9/15/23 (1)	590	649

Navistar International Corp., 8.25%, 11/1/21	600	602

Wabash National Corp., 5.50%, 10/1/25 (1)	50	51

XPO Logistics, Inc., 6.50%, 6/15/22 (1)	75	79
6.13%, 9/1/23 (1)	50	52
		1,433

Utilities – 0.5%

AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	75	77
5.75%, 5/20/27	100	102

Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 1/15/22	240	233
6.75%, 6/15/23	415	401

Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp., 8.63%, 6/15/20	50	48

NextEra Energy Operating Partners L.P., 4.25%, 9/15/24 (1)	50	51

Talen Energy Supply LLC, 4.60%, 12/15/21	485	399
9.50%, 7/15/22 (1)	90	83
6.50%, 6/1/25	205	156
		1,550

Waste & Environment Services & Equipment – 0.0%

Wrangler Buyer Corp, 6.00%, 10/1/25 (1)	25	25

Wireless Telecommunications Services – 1.7%

Hughes Satellite Systems Corp., 6.50%, 6/15/19	193	205
6.63%, 8/1/26	175	187

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Wireless Telecommunications Services – 1.7% – continued

Sprint Capital Corp., 8.75%, 3/15/32	$925	$1,183

Sprint Communications, Inc., 9.00%, 11/15/18 (1)	295	317
9.25%, 4/15/22	75	93
6.00%, 11/15/22	190	203

Sprint Corp., 7.88%, 9/15/23	630	731
7.13%, 6/15/24	1,105	1,243

T-Mobile USA, Inc., 6.13%, 1/15/22	310	323
4.00%, 4/15/22	50	52
6.00%, 3/1/23	470	495
6.63%, 4/1/23	400	421
		5,453

Wireline Telecommunications Services – 3.1%

CenturyLink, Inc., 6.45%, 6/15/21	233	242
5.80%, 3/15/22	675	673
6.75%, 12/1/23	130	132
7.50%, 4/1/24	125	129
7.60%, 9/15/39	100	88

Cogent Communications Group, Inc., 5.38%, 3/1/22 (1)	50	53

Embarq Corp., 8.00%, 6/1/36	1,370	1,391

Frontier Communications Corp., 8.13%, 10/1/18	115	116
8.50%, 4/15/20	20	19
6.25%, 9/15/21	90	74
10.50%, 9/15/22	795	690
7.13%, 1/15/23	145	111
7.63%, 4/15/24	145	110
11.00%, 9/15/25	1,750	1,483
9.00%, 8/15/31	797	620

GTT Communications, Inc., 7.88%, 12/31/24 (1)	920	977

Level 3 Communications, Inc., 5.75%, 12/1/22	430	442

Level 3 Financing, Inc., 5.38%, 8/15/22	55	57
5.63%, 2/1/23	125	129
5.13%, 5/1/23	365	371

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 66.0% – continued

Wireline Telecommunications Services – 3.1% – continued
5.38%, 1/15/24	$240	$246

Qwest Corp., 6.88%, 9/15/33	480	470

Windstream Services LLC, 7.75%, 10/1/21	50	37
7.50%, 6/1/22	25	18

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	470	496
6.38%, 5/15/25	90	97
5.75%, 1/15/27 (1)	670	710
		9,981
Total Corporate Bonds
(Cost $205,843)		210,650

FOREIGN ISSUER BONDS – 11.8%

Advertising & Marketing – 0.1%

MDC Partners, Inc., 6.50%, 5/1/24 (1)	455	458

Aerospace & Defense – 0.2%

Bombardier, Inc., 8.75%, 12/1/21 (1)	300	322
6.00%, 10/15/22 (1)	100	97
6.13%, 1/15/23 (1)	150	145
7.50%, 3/15/25 (1)	25	25
		589

Airlines – 0.1%

Air Canada, 7.75%, 4/15/21 (1)	300	341

Auto Parts Manufacturing – 0.2%

Delphi Jersey Holdings PLC, 5.00%, 10/1/25 (1)	75	76

IHO Verwaltungs GmbH (100% Cash), 4.50%, 9/15/23 (1)(2)	275	280

Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (1)	295	307
		663

Banks – 0.1%

Barclays Bank PLC, 7.63%, 11/21/22	200	230

Biotechnology – 0.0%

Concordia International Corp., 9.50%, 10/21/22 (1)	100	18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.8% – continued

Cable & Satellite – 1.7%

Altice Luxembourg S.A., 7.75%, 5/15/22 (1)	$565	$600
7.63%, 2/15/25 (1)	285	307

SFR Group S.A., 6.00%, 5/15/22 (1)	1,425	1,489
7.38%, 5/1/26 (1)	550	594

Unitymedia GmbH, 6.13%, 1/15/25 (1)	630	672

UPCB Finance IV Ltd., 5.38%, 1/15/25 (1)	205	213

Videotron Ltd., 5.13%, 4/15/27 (1)	25	26

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)	425	447

Virgin Media Secured Finance PLC, 5.50%, 8/15/26 (1)	415	437

Ziggo Secured Finance B.V., 5.50%, 1/15/27 (1)	595	610
		5,395

Casinos & Gaming – 0.2%

Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24 (1)	75	79

International Game Technology PLC, 5.63%, 2/15/20 (1)	220	232

Wynn Macau Ltd., 5.50%, 10/1/27 (1)	200	203
		514

Chemicals – 0.6%

Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	375	247

Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA, 8.38%, 12/1/22 (1)	100	101

NOVA Chemicals Corp., 5.25%, 8/1/23 (1)	135	139
4.88%, 6/1/24 (1)	460	466
5.00%, 5/1/25 (1)	375	381
5.25%, 6/1/27 (1)	370	374

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS –11.8% – continued

Chemicals – 0.6% – continued

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (1)	$75	$77

Tronox Finance PLC, 5.75%, 10/1/25 (1)	50	51

Venator Finance S.a.r.l./Venator Materials Corp., 5.75%, 7/15/25 (1)	25	26
		1,862

Commercial Finance – 1.0%

Aircastle Ltd., 4.63%, 12/15/18	285	292
6.25%, 12/1/19	150	162
5.13%, 3/15/21	580	618
5.50%, 2/15/22	205	224
5.00%, 4/1/23	100	107

Fly Leasing Ltd., 6.38%, 10/15/21	200	209

Park Aerospace Holdings Ltd., 3.63%, 3/15/21 (1)	75	75
5.25%, 8/15/22 (1)	840	874
4.50%, 3/15/23 (1)	50	50
5.50%, 2/15/24 (1)	690	724
		3,335

Communications Equipment – 0.0%

Nokia OYJ, 3.38%, 6/12/22	25	25

Consumer Finance – 0.1%

4finance S.A., 10.75%, 5/1/22	200	206

Consumer Services – 0.1%

Garda World Security Corp., 7.25%, 11/15/21 (1)	25	26
7.25%, 11/15/21 (1)	25	26

GW Honos Security Corp., 8.75%, 5/15/25 (1)	200	213
		265

Containers & Packaging – 0.6%

ARD Finance S.A. (100% Cash), 7.13%, 9/15/23 (2)	200	214

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.8% – continued

Containers & Packaging – 0.6% – continued

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 (1)	$300	$308
4.25%, 9/15/22 (1)	405	416
7.25%, 5/15/24 (1)	500	549
6.00%, 2/15/25 (1)	425	450
		1,937

Design, Manufacturing & Distribution – 0.0%

Flex Ltd., 5.00%, 2/15/23	145	158

Diversified Banks – 0.1%

Barclays PLC, (Variable, USD Swap 5Y + 6.71%), 8.25%, 12/15/18 (8)	400	422

Electrical Equipment Manufacturing – 0.1%

Allegion PLC, 5.88%, 9/15/23	180	194

Entertainment Content – 0.0%

Lions Gate Entertainment Corp., 5.88%, 11/1/24 (1)	50	52

Exploration & Production – 0.7%

MEG Energy Corp., 6.38%, 1/30/23 (1)	605	528
7.00%, 3/31/24 (1)	1,560	1,338

OGX Austria GmbH, 8.50%, 6/1/18 (7) (11)	2,420	–
8.38%, 4/1/22 (7) (11)	1,800	–

Seven Generations Energy Ltd., 6.88%, 6/30/23 (1)	75	79
5.38%, 9/30/25 (1)(5)	100	101

Tullow Oil PLC, 6.00%, 11/1/20 (1)	200	198

Vermilion Energy, Inc., 5.63%, 3/15/25 (1)	75	75
		2,319

Financial Services – 0.1%

Intelsat Connect Finance S.A., 12.50%, 4/1/22 (1)	291	285

Home Improvement – 0.0%

Masonite International Corp., 5.63%, 3/15/23 (1)(5)	25	26

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS –11.8% – continued

Homebuilders – 0.1%

Brookfield Residential Properties, Inc., 6.38%, 5/15/25 (1)	$25	$26

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/1/22 (1)	50	52

Mattamy Group Corp., 6.50%, 10/1/25 (1)	50	51

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (1)	258	269
		398

Industrial Other – 0.0%

Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (1)	50	53

Machinery Manufacturing – 0.1%

CNH Industrial N.V., 4.50%, 8/15/23	170	180

Medical Equipment & Devices Manufacturing – 0.0%

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50%, 4/15/25 (1)	155	140

Metals & Mining – 1.6%

Alcoa Nederland Holding B.V., 7.00%, 9/30/26 (1)	200	227

ArcelorMittal, 5.75%, 8/5/20	25	27
7.50%, 10/15/39	770	924
7.25%, 3/1/41	125	148

Constellium N.V., 6.63%, 3/1/25 (1)	250	256

Essar Steel Algoma, Inc., 9.50%, 11/15/19 (1)(5)(7)	275	36

First Quantum Minerals Ltd., 7.00%, 2/15/21 (1)	275	283
7.25%, 5/15/22 (1)	350	358

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22 (1)	490	551
4.75%, 5/15/22 (1)	175	177
5.13%, 5/15/24 (1)	120	122

Hudbay Minerals, Inc., 7.25%, 1/15/23 (1)	50	53

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.8% – continued

Metals & Mining – 1.6% – continued
7.63%, 1/15/25 (1)	$330	$357

IAMGOLD Corp., 7.00%, 4/15/25 (1)	75	79

Kinross Gold Corp., 5.13%, 9/1/21	50	54
4.50%, 7/15/27 (1)	50	50

Taseko Mines Ltd., 8.75%, 6/15/22 (1)	150	153

Teck Resources Ltd., 4.50%, 1/15/21	75	79
4.75%, 1/15/22	290	307
3.75%, 2/1/23	25	25
6.13%, 10/1/35	100	112
6.00%, 8/15/40	100	109
6.25%, 7/15/41	435	491
		4,978

Oil & Gas Services & Equipment – 0.4%

Ensco PLC, 5.75%, 10/1/44	80	57

Noble Holding International Ltd., 7.75%, 1/15/24	100	89

Precision Drilling Corp., 6.63%, 11/15/20	194	195
6.50%, 12/15/21	225	228
5.25%, 11/15/24	265	244

Transocean, Inc., 6.00%, 3/15/18	67	68
5.80%, 10/15/22	75	74
9.00%, 7/15/23 (1)	125	135
7.50%, 4/15/31	50	45

Trinidad Drilling Ltd., 6.63%, 2/15/25 (1)	75	70

Weatherford International Ltd., 8.25%, 6/15/23	25	26
9.88%, 2/15/24 (1)	75	82
6.50%, 8/1/36	25	21
7.00%, 3/15/38	50	45
		1,379

Pharmaceuticals – 1.0%

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	420	346
6.00%, 2/1/25 (1)	260	211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.8% – continued

Pharmaceuticals – 1.0% – continued

Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (1)	$75	$75
5.50%, 3/1/23 (1)	1,070	939
5.88%, 5/15/23 (1)	1,285	1,136
7.00%, 3/15/24 (1)	150	160
6.13%, 4/15/25 (1)	250	219
		3,086

Pipeline – 0.0%

Gibson Energy, Inc., 6.75%, 7/15/21 (1)	68	70

Property & Casualty Insurance – 0.1%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	200	210

Publishing & Broadcasting – 0.0%

Clear Channel International B.V., 8.75%, 12/15/20 (1)	25	26

Restaurants – 0.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.63%, 1/15/22 (1)	135	138
6.00%, 4/1/22 (1)	101	104
4.25%, 5/15/24 (1)	190	191
5.00%, 10/15/25 (1)	100	101
10/15/25 (1)(4)	375	380
		914

Semiconductors – 0.3%

NXP B.V./NXP Funding LLC, 4.13%, 6/1/21 (1)	505	528
3.88%, 9/1/22 (1)	200	209

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (1)	245	268
		1,005

Software & Services – 0.4%

Camelot Finance S.A., 7.88%, 10/15/24 (1)	175	189

IHS Markit Ltd., 5.00%, 11/1/22 (1)	605	652

Open Text Corp., 5.88%, 6/1/26 (1)	405	444
		1,285

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 11.8% – continued

Travel & Lodging – 0.3%

NCL Corp. Ltd., 4.63%, 11/15/20	$265	$272
4.75%, 12/15/21 (1)	515	535

Silversea Cruise Finance Ltd., 7.25%, 2/1/25 (1)	75	80
		887

Wireless Telecommunications Services – 1.1%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	700	684

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	50	48
7.50%, 4/1/21	65	62
5.50%, 8/1/23	240	203
8.00%, 2/15/24 (1)	100	108
9.75%, 7/15/25 (1)	250	252

Intelsat Luxembourg S.A., 6.75%, 6/1/18	38	37
7.75%, 6/1/21	528	341
8.13%, 6/1/23	276	172

SoftBank Group Corp., 4.50%, 4/15/20 (1)	290	299

Wind Acquisition Finance S.A., 4.75%, 7/15/20 (1)	615	622
7.38%, 4/23/21 (1)	535	556

Xplornet Communications, Inc., 9.63%, 6/1/22 (1)(2)	25	27
		3,411

Wireline Telecommunications Services – 0.1%

Telecom Italia Capital S.A., 6.00%, 9/30/34	335	371
Total Foreign Issuer Bonds
(Cost $40,291)		37,687

TERM LOANS – 16.9%

Advertising & Marketing – 0.3%

Advantage Sales & Marketing, Inc., Term Loan, (Floating, ICE LIBOR USD 1M + 6.50%), 7.74%, 7/25/22 (10)	595	516

Getty Images, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.50%), 4.83%, 10/18/19 (10)	595	514
		1,030

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Aerospace & Defense – 0.0%

Sequa Mezzanine Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 5.50%), 6.81%, 11/28/21 (10)	$25	$25

Auto Parts Manufacturing – 0.5%

DexKo Global, Inc., Term B Loan, (Floating, ICE LIBOR USD 3M + 8.25%), 9.56%, 7/24/25 (10)	1,460	1,460

Automotive – 0.4%

Truck Hero, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.25%), 9.58%, 4/21/25 (10)	1,130	1,122

Cable & Satellite – 0.0%

CSC Holdings LLC, March 2017 Refinancing Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.48%, 7/17/25 (10)	151	150

Casinos & Gaming – 1.2%

Caesars Entertainment Operating Co., Inc., Term Loan, 4/4/24 (10)(12)	100	100

CityCenter Holdings LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 3.74%, 4/18/24 (10)	50	50

Cowlitz Tribal Gaming Authority, Term B Loan, (Floating, ICE LIBOR USD 1M + 10.50%), 11.74%, 12/6/21 (10)	320	355

Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 5.08%, 2/22/23 (10)	100	100

Mohegan Tribal Gaming Authority, Term B Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 5.24%, 10/13/23 (10)	164	165

Parq Holdings L.P., Closing Date Term Loan, (Floating, ICE LIBOR USD 1M + 7.50%), 8.73%, 12/17/20 (10)	2,880	2,866

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Casinos & Gaming – 1.2% – continued

Scientific Games International, Inc., Initial Term B-4 Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 4.49%, 8/14/24 (10)	$11	$11

(Floating, ICE LIBOR USD 2M + 3.25%), 4.52%, 8/14/24 (10)	39	39
		3,686

Chemicals – 0.9%

Avantor Performance Materials Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.25%), 9.49%, 3/10/25 (10)	1,350	1,350

New Arclin U.S. Holding Corp., Second Lien Term Loan, (Floating, ICE LIBOR USD 3M + 8.75%), 10.08%, 2/14/25 (10)	490	494

Royal Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.50%), 8.83%, 6/19/23 (10)	794	795

Unifrax I LLC, Initial Dollar Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 5.08%, 4/4/24 (10)	50	50

Venator Finance S.a.r.l. (Venator Materials LLC), Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.31%, 8/8/24 (10)	50	50
		2,739

Coal Operations – 0.0%

Peabody Energy Corp., Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 3/31/22 (10)	34	34

Commercial Finance – 0.1%

Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 3/21/22 (10)	390	391

Communications Equipment – 0.0%

CPI International, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 7/26/24 (10)	50	50

Radiate Holdco LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 4.24%, 2/1/24 (10)	100	98
		148

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Consumer Finance – 0.2%

First Data Corp., 2022D New Dollar Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 7/8/22 (10)	$613	$614

Consumer Products – 0.5%

Parfums Holding Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.75%), 10.09%, 6/30/25 (10)	1,230	1,202

Prestige Brands, Inc., Term B-4 Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 1/26/24 (10)	112	112

Revlon Consumer Products Corp., Initial Term B Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 9/7/23 (10)	149	133
		1,447

Consumer Services – 0.1%

Camelot U.S. Acquisition 1 Co., New Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 10/3/23 (10)	74	74

USS Ultimate Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%), 4.99%, 8/25/24 (10)	50	51

(Floating, ICE LIBOR USD 1M + 7.75%), 8.99%, 8/25/25 (10)	50	50
		175

Containers & Packaging – 0.9%

Berlin Packaging LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 6.75%), 7.99%, 9/30/22 (10)	2,000	2,003

Berry Global, Inc., Term N Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 1/19/24 (10)	50	50

BWay Holding Co., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 4.48%, 4/3/24 (10)	200	200

Consolidated Container Co. LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 5/22/24 (10)	50	50

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Containers & Packaging – 0.9% – continued

Flex Acquisition Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.30%, 12/29/23 (10)	$100	$100

Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 2/5/23 (10)	520	522
		2,925

Educational Services – 0.3%

KUEHG Corp., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 8.25%), 9.58%, 8/22/25 (10)	950	945

Entertainment Content – 0.1%

Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 3/15/24 (10)	394	390

Entertainment Resources – 0.2%

Delta 2 (Lux) S.a r.l., Facility B3, 2/1/24 (10) (12)	125	125

Life Time Fitness, Inc., 2017 Refinancing Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.32%, 6/10/22 (10)	223	223

Seaworld Parks & Entertainment, Inc., Term B-5 Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.33%, 4/1/24 (10)	149	145
		493

Exploration & Production – 0.0%

California Resources Corp., Loan, (Floating, ICE LIBOR USD 1M + 10.38%), 11.61%, 12/31/21 (10)	25	27

Chesapeake Energy Corp., Class A Loan, (Floating, ICE LIBOR USD 3M + 7.50%), 8.81%, 8/23/21 (10)	75	80
		107

Financial Services – 0.7%

Focus Financial Partners LLC, Term Loan, (Floating, ICE LIBOR USD 3M + 7.50%), 8.80%, 5/22/25 (10)	1,080	1,094

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Financial Services – 0.7% – continued

Masergy Holdings, Inc., Initial Loan, (Floating, ICE LIBOR USD 3M + 8.50%), 9.83%, 12/16/24 (10)	$980	$987

UFC Holdings LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 4.49%, 8/18/23 (10)	50	50

(Floating, ICE LIBOR USD 1M + 7.50%), 8.74%, 8/18/24 (10)	100	101

Werner FinCo L.P., Term Loan B, (Floating, ICE LIBOR USD 1M + 4.00%), 5.24%, 6/26/24 (10)	25	25
		2,257

Food & Beverage – 0.1%

NVA Holdings, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 7.00%), 8.33%, 8/14/22 (10)	470	473

Government Regional – 0.0%

Seminole Tribe of Florida, Term B Loan, (Floating, ICE LIBOR USD 3M + 2.00%), 3.46%, 7/8/24 (10)	100	100

Hardware – 0.3%

Everi Payments, Inc., Term B Loan, (Floating, ICE LIBOR USD 1M + 4.50%), 5.74%, 5/9/24 (10)	100	101

Lully Finance S.a r.l., Initial Term B-1 Loan, (Floating, ICE LIBOR USD 1M + 8.50%), 9.74%, 10/16/23 (10)	1,030	973
		1,074

Health Care Facilities & Services – 4.0%

Air Methods Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.50%), 4.83%, 4/22/24 (10)	74	73

Aveanna Healthcare LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%), 9.24%, 3/13/25 (10)	1,710	1,708

Envision Healthcare Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 4.24%, 12/1/23 (10)	258	259

Genoa, a QoL Healthcare Co. LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%), 9.24%, 10/28/24 (10)	1,160	1,173

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Health Care Facilities & Services – 4.0% – continued

Hanger, Inc., Loan, 11.50%, 8/1/19	$840	$850

Heartland Dental LLC, Term Loan, (Floating, ICE LIBOR USD 3M + 8.50%), 9.82%, 7/31/24 (10)	2,180	2,194

Jaguar Holding Co. I LLC, 2017 Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 8/18/22 (10)	68	68
(Floating, ICE LIBOR USD 3M + 2.75%), 4.08%, 8/18/22 (10)	75	76

Lanai Holdings III, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.50%), 10.00%, 8/28/23 (10)	1,820	1,765

Parexel International Corp., Term Loan B, 9/27/24 (10)(12)	50	50

PharMerica Corp., Term Loan, 9/26/25 (10)(12)	970	968

Surgery Center Holdings, Inc., Initial Term Loan, 9/2/24 (10)(12)	50	50

Team Health Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 2/6/24 (10)	557	548

U.S. Renal Care, Inc., Term Loan, 12/29/23 (10)(12)	820	795
(Floating, ICE LIBOR USD 3M + 8.00%), 9.33%, 12/29/23 (10)	2,120	2,056
		12,633

Home & Office Products Manufacturing – 0.0%

Serta Simmons Bedding LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.00%), 9.31%, 11/8/24 (10)	95	91

Home Improvement – 0.1%

ServiceMaster (The) Co. LLC, Tranche C Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 3.74%, 11/8/23 (10)	263	264

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Internet Media – 1.0%

Ancestry.com Operations, Inc., Term Loan, (Floating, ICE LIBOR USD 1M + 8.25%), 9.49%, 10/19/24 (10)	$468	$476

Match Group, Inc., Additional Term B-1 Loan, (Floating, ICE LIBOR USD 3M + 2.50%), 3.81%, 11/16/22 (10)	151	152

MH Sub I LLC, Initial Term Loan, 9/15/25 (10)(12)	1,170	1,159

Ten-X LLC, Term Loan, (Floating, ICE LIBOR USD 3M + 8.00%), 9.24%, 9/29/25 (10)	1,360	1,319
		3,106

Leisure Products Manufacturing – 0.0%

Hayward Industries, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 8/5/24 (10)	25	25

Machinery Manufacturing – 0.3%

Columbus McKinnon Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.33%, 1/31/24 (10)	47	47

Engineered Machinery Holdings, Inc., Delayed Draw Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 4.58%, 7/19/24 (10)	2	2
(Floating, ICE LIBOR USD 3M + 7.25%), 8.58%, 7/18/25 (10)	12	12

Engineered Machinery Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 4.56%, 7/19/24 (10)	22	22
(Floating, ICE LIBOR USD 3M + 7.25%), 8.56%, 7/18/25 (10)	827	830

Terex Corp., Incremental U.S. Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.58%, 1/31/24 (10)	25	25
		938

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Managed Care – 0.5%

MPH Acquisition Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.33%, 6/7/23 (10)	$242	$243

Opal Acquisition, Inc., Term B Loan, (Floating, ICE LIBOR USD 3M + 4.00%), 5.30%, 11/27/20 (10)	551	520
(Floating, ICE LIBOR USD 3M + 4.00%), 5.33%, 11/27/20 (10)	814	766
		1,529

Manufactured Goods – 0.0%

Matthew Warren Industries, Inc., Term Loan, 9/28/25 (10)(12)	50	50

Mass Merchants – 0.1%

BJ’s Wholesale Club, Inc., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%), 4.98%, 2/3/24 (10)	231	221

Media – 0.1%

WideOpenWest Finance LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 4.48%, 8/18/23 (10)	258	258

Metals & Mining – 0.2%

Big River Steel LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%), 6.33%, 8/23/23 (10)	50	51

Fairmount Santrol, Inc., New Tranche B-2 Term Loan, 9/5/19 (10)(12)	458	453
(Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 9/5/19 (10)	60	59
		563

Pipeline – 0.0%

BCP Renaissance Parent LLC, Term Loan B, 9/19/24 (10)(12)	100	101

Power Generation – 0.1%

Calpine Corp., Term Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 2.99%, 12/31/19 (10)	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Power Generation – 0.1% – continued
(Floating, ICE LIBOR USD 3M + 2.75%), 4.09%, 1/15/23 (10)	$261	$260

Vistra Operations Co. LLC, 2016 Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.98%, 12/14/23 (10)	94	95

Vistra Operations Co. LLC, Initial Term C Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.98%, 8/4/23 (10)	14	14

Vistra Operations Co. LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 3.98%, 8/4/23 (10)	12	12
(Floating, ICE LIBOR USD 1M + 2.75%), 3.99%, 8/4/23 (10)	48	48
		479

Property & Casualty Insurance – 0.0%

Asurion LLC, Replacement B-5 Term Loan, 11/3/23 (10)(12)	50	50

Asurion LLC, Second Lien Replacement B-2 Term Loan, (Floating, ICE LIBOR USD 1M + 6.00%), 7.24%, 8/4/25 (10)	50	51
		101

Publishing & Broadcasting – 0.0%

Sinclair Television Group, Inc., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 1/3/24 (10)	110	111

Real Estate – 0.1%

ESH Hospitality, Inc., Repriced Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 3.74%, 8/30/23 (10)	203	204

Restaurants – 0.0%

1011778 B.C. Unlimited Liability Co., Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 2/16/24 (10)	30	30
(Floating, ICE LIBOR USD 3M + 2.25%), 3.58%, 2/16/24 (10)	20	20

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Restaurants – 0.0% – continued

Golden Nugget, Inc., Initial Term B Loan, 10/4/23 (10)(12)	$50	$50
		100

Retail–Consumer Discretionary – 1.2%

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%), 6.24%, 12/15/23 (10)	135	127

General Nutrition Centers, Inc., Amended Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 3.74%, 3/4/19 (10)	275	262

National Vision, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.75%), 6.99%, 3/11/22 (10)	3,000	2,974

PriSo Acquisition Corp., Term B Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 4.24%, 5/8/22 (10)	49	50

SRS Distribution, Inc., Term B-2 Loan, (Floating, ICE LIBOR USD 1M + 8.75%), 9.99%, 2/24/23 (10)	390	399
		3,812

Semiconductors – 0.0%

Micron Technology, Inc., Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 3.74%, 4/26/22 (10)	25	25

Software & Services – 2.1%

Donnelley Financial Solutions, Inc., Term B Loan, (Floating,Prime Rate U.S. 3M + 3.00%), 7.25%, 9/29/23 (10)	29	29

Evergreen Skills Lux S.a.r.l., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.75%), 5.99%, 4/28/21 (10)	2,231	2,103

(Floating, ICE LIBOR USD 1M + 8.25%), 9.49%, 4/28/22 (10)	2,130	1,736

Harland Clarke Holdings Corp., Tranche B-6 Term Loan, 2/9/22 (10)(12)	14	14

(Floating, ICE LIBOR USD 3M + 5.50%), 6.83%, 2/9/22 (10)	237	238

iPayment, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 6.00%), 7.31%, 4/11/23 (10)	75	76

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Software & Services – 2.1% – continued

Optiv, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.25%), 8.56%, 1/31/25 (10)	$500	$455

Peak 10 Holding Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.25%), 8.56%, 8/1/25 (10)	1,470	1,475

Presidio LLC, Term B Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 4.55%, 2/2/22 (10)	192	192

Rackspace Hosting, Inc., 2017 Refinancing Term B Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.31%, 11/3/23 (10)	114	114

RP Crown Parent LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 4.74%, 10/12/23 (10)	25	25

Tempo Acquisition LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 4.24%, 5/1/24 (10)	75	75

USI, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 4.31%, 5/16/24 (10)	75	74
		6,606

Transportation & Logistics – 0.0%

OSG Bulk Ships, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.25%), 5.57%, 8/5/19 (10)	91	86

Travel & Lodging – 0.1%

Hilton Worldwide Finance LLC, Series B-2 Term Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 3.24%, 10/25/23 (10)	279	280

RHP Hotel Properties L.P., Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 2.25%), 3.56%, 5/11/24 (10)	100	100
		380

Wireline Telecommunications Services – 0.2%

CenturyLink, Inc., Initial Term B Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 2.75%, 1/31/25 (10)	245	237

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 16.9% – continued

Wireline Telecommunications Services – 0.2% – continued

Level 3 Financing, Inc., Tranche B 2024 Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 2/22/24 (10)	$160	$160

Zayo Group LLC, 2017 Incremental Refinancing B-2 Term Facility, (Floating, ICE LIBOR USD 1M + 2.25%), 3.49%, 1/19/24 (10)	89	89
		486
Total Term Loans
(Cost $53,852)		53,954

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.2%

Oil, Gas & Coal – 0.2%

Bonanza Creek Energy, Inc. *	8,355	$276

Frontera Energy Corp. *	335	12

Halcon Resources Corp. *	26,702	182

Linn Energy, Inc. *(3)	509	15

Peabody Energy Corp. *	1,839	53

Peabody Energy NPV	163	2
		540
Total Common Stocks
(Cost $769)		540

CONVERTIBLE PREFERRED STOCKS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.75% (1)(5)	13	8
Total Convertible Preferred Stocks
(Cost $10)		8

MASTER LIMITED PARTNERSHIPS – 0.1%

Oil, Gas & Coal – 0.1%

Foresight Energy L.P.	107,536	452
Total Master Limited Partnerships
(Cost $–)		452

PREFERRED STOCKS – 0.0%

Oil, Gas & Coal – 0.0%

Peabody Energy Corp. *	567	14
Total Preferred Stocks
(Cost $14)		14

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%

Escrow Clear Channel Worldwide Holdings, Inc. *(11)	100,750	$–

Escrow Hercules Offshore, Inc. *	3,570	1

Escrow Momentive Performance Materials, Inc. *(11)	150,000	–

Escrow Peabody Energy Corp. *	200,000	–
Total Other
(Cost $33)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%

Halcon Resources Corp., Exp. 9/9/20, Strike $14.04 *	3,297	$2

Material Science Corp. Exp. 6/22/22, Strike $0.01 *(3)	77,693	104

Peabody Energy Corp., Exp. 8/31/17, Strike $0.01 *(11)	5	—
Total Warrants
(Cost $142)		106

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.0%

Northern Institutional Funds – Government Assets Portfolio, 0.82% (13)(14)	15,857,152	$15,857
Total Investment Companies
(Cost $15,857)		15,857

Total Investments – 100.0%
(Cost $316,836)		319,292

Other Assets less Liabilities – 0.0%		148
NET ASSETS – 100.0%		$319,440

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(3)	Level 3 asset.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2017.
(5)	Restricted security that has been deemed illiquid. At September 30, 2017, the value of these restricted illiquid securities amounted to approximately $6,971,000 or 2.2% of net assets. Additional information on these restricted illiquid securities is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	ACTIVE M/MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Avantor, Inc. 10/1/25	9/22/17-9/26/17	$1,391

Avaya, Inc., 7.00%, 4/1/19	6/30/16-2/3/17	201

Avaya, Inc., 9.00%, 4/1/19	10/19/16	21

Century Aluminum Co., 7.50%, 6/1/21	5/23/13	2,560

Chesapeake Energy Corp. 1/15/25	9/27/17-9/28/17	228

Chesapeake Energy Corp., 5.75%, 5.75%,	6/16/15	10

Essar Steel Algoma, Inc., 9.50%, 11/15/19	11/7/14	270

Griffon Corp., 5.25%, 3/1/22	9/27/17	126

High Ridge Brands Co., 8.88%, 3/15/25	3/17/17	1,171

Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash), 8.13%, 7/15/19	2/13/17	25

HUB International Ltd., 7.88%, 10/1/21	5/13/14-1/29/16	631

Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20	5/1/17	23

Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25	9/28/17	125

Masonite International Corp., 5.63%, 3/15/23	9/25/17	26

Pilgrim’s Pride Corp., 5.75%, 3/15/25	9/26/17	51

Pilgrim’s Pride Corp., 5.88%, 9/30/27	9/26/17	75

SBA Communications Corp. 10/1/22	9/28/17	125

Seven Generations Energy Ltd., 5.38%, 9/30/25	9/25/17	100

(6)	Step coupon bond. Rate as of September 30, 2017 is disclosed.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Variable rate security. Rate as of September 30, 2017 is disclosed. Maturity date represents the perpetual call date.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(11)	Level 3 asset that is worthless, bankrupt or has been delisted.
(12)	Position is unsettled. Contract rate was not determined at September 30, 2017 and does not take effect until settlement date.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2017 is disclosed.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2017, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
B	37.5%
BB	20.9
BBB	1.2
CCC or below	29.8
Non-rated	5.1
Cash Equivalents	5.5

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2017, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

ACTIVE M/MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds (1)	$–	$23	$–	$23
Corporate Bonds
Casinos & Gaming	–	6,045	75	6,120
All Other Industries (1)	–	204,530	–	204,530
Total Corporate Bonds	–	210,575	75	210,650
Foreign Issuer Bonds (1)	–	37,687	–	37,687
Term Loans (1)	–	53,954	–	53,954
Common Stocks (1)	523	2	15	540
Convertible Preferred Stocks (1)	–	8	–	8

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Master Limited Partnerships (1)	$452	$–	$–	$452
Preferred Stocks (1)	14	–	–	14
Other	–	1	–	1
Warrants	–	2	104	106
Investment Companies	15,857	–	–	15,857
Total Investments	$16,846	$302,252	$194	$319,292

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/17 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/17 (000S)

Corporate Bonds

Casinos & Gaming	$–	$–	$–	$75	$–	$–	$–	$75	$–

Common Stocks

Oil, Gas & Coal	–	–	11	4	–	–	–	15	11

Warrants	646	– *	(646)	–	– *	104	–	104	(34)

Total	$646	$– *	$(635)	$79	$– *	$104	$–	$194	$(23)

*	Amount rounds to less than one thousand.

Security valued at $75 included in the Balance as of 9/30/17 above was valued using evaluated prices provided by a third party provider. Securities valued at $15 and $104 included in the Balance as of 9/30/17 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee which also caused the Transfers Into Level 3, noted above.

	FAIR VALUE AT 9/30/17 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$15	Market Approach	Intrinsic Value/Liquidity Discount (1)
Warrants	$104	Market Approach	Intrinsic Value/Liquidity Discount (1)

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would result in a significantly lower (higher) fair value measurement.

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M	3 Month

5Y	5 Year

ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate

USD	United States Dollar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Active M U.S. Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTI serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. Centrally cleared swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

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Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2017, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Active M U.S. Equity	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Multi-Manager Emerging Markets Debt Opportunity	Long	Hedge/Liquidity/Speculation

Multi-Manager High Yield Opportunity	Short	Hedge/Liquidity

At September 30, 2017, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Active M U.S. Equity and Multi-Manager Global Listed Infrastructure Funds was approximately $1,051,000, $4,444,000, $538,000 and $1,534,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses)

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NOTES TO THE FINANCIAL STATEMENTS continued

on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts to help reduce risks and volatility caused by changes in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default

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swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. For credit default swap transactions that were outstanding as of September 30, 2017, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. During the six months ended September 30, 2017, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into credit default swap agreements for hedging purposes. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

F) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of the fiscal year end, if any, is included as unrealized appreciation (depreciation) on interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2017, no collateral had been posted by either the Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2017, the aggregate fair value of cash to cover margin requirements for open positions for the Multi-Manager Emerging Debt Opportunity Fund was approximately $516,000 and is included in Cash held at broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2017, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund enters into currency swap agreements to manage its exposure to currency risk. Currency

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swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds and their Investment Adviser and Sub-Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by the Investment Adviser or Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser or Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of the fiscal year end, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held during the six months ended September 30, 2017.

H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment.

When-issued securities at September 30, 2017, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

I) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

J) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

K) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were approximately $3,000 for the six months ended September 30, 2017, for the Multi-Manager High Yield Opportunity Fund. Redemption fees were less than $1,000 for the

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six months ended September 30, 2017, for the Active M Emerging Markets Equity, Active M International Equity and Multi-Manager Global Listed Infrastructure Funds. There were no redemption fees for the six months ended September 30, 2017, for the Multi-Manager Global Real Estate, and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $3,000 and $2,000 for the fiscal year ended March 31, 2017, for the Multi-Manager Global Listed Infrastructure and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2017, for the Active M Emerging Markets Equity, Active M International Equity and Multi-Manager Global Real Estate Funds. There were no redemption fees for the fiscal year ended March 31, 2017, for the Multi-Manager Emerging Markets Debt Opportunity Fund. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both periods.

L) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Active M U.S. Equity	Quarterly

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Multi-Manager Emerging Markets Debt Opportunity	Quarterly

Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2017, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$(797)	$797	$—

Active M International Equity	(503)	503	—

Multi-Manager Global Listed Infrastructure	5,708	(5,708)	—

Multi-Manager Global Real Estate	(1,524)	1,524	—

Multi-Manager Emerging Markets Debt Opportunity	(2,562)	2,592	(30)

Multi-Manager High Yield Opportunity	(828)	828	—

M) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2016 through the fiscal year ended March 31, 2017, the following Funds incurred net capital losses and/or late year ordinary losses, which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Active M Emerging Markets Equity	$9,332

Multi-Manager Emerging Markets Debt Opportunity	162

For the period subsequent to October 31, 2016 through the fiscal year ended November 30, 2016, the following Fund incurred net capital losses and/or late year ordinary losses, which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Multi-Manager Global Real Estate	$177

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryfowards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, for the Multi-Manager Global Listed Infrastructure Fund for the period ended March 31, 2013 and for the Multi-Manager Emerging Markets Debt Opportunity Fund for the period ended March 31, 2014. Consequently, capital losses incurred by the

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NOTES TO THE FINANCIAL STATEMENTS continued

Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012, or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2017, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2018
Active M International Equity	$97,115

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Active M Emerging Markets Equity	$41,256	$53,259

Active M International Equity	30,737	–

Multi-Manager Emerging Markets Debt Opportunity	4,766	2,441

Multi-Manager High Yield Opportunity	3,507	29,089

At November 30, 2016, the Multi-Manager Global Listed Infrastructure Fund’s last tax year end, the non-expiring short-term capital loss and long-term capital loss was approximately $14,783,000 and $22,970,000, respectively. The Fund may offset future capital gains with these capital loss carryforwards.

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets Equity	$–	$–	$162,484

Active M International Equity	12,297	–	100,312

Active M U.S. Equity	13	455	36,119

Multi-Manager Emerging Markets Debt Opportunity	–	–	(902)

Multi-Manager High Yield Opportunity	779	–	3,974

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2016, the Multi-Manager Global Listed Infrastructure Fund’s and Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Multi-Manager Global Listed Infrastructure	$11,924	$–	$3,190

Multi-Manager Global Real Estate	6,444	19,890	(14,452)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Active M Emerging Markets Equity	$15,870	$–	$–

Active M International Equity	20,000	–	–

Active M U.S. Equity	3,527	–	–

Multi-Manager Emerging Market Debt Opportunity	1,208	–	30

Multi-Manager High Yield Opportunity	18,210	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETRUN OF CAPITAL
Active M Emerging Markets Equity	$13,586	$17,875	$ –
Active M International Equity	12,000	–	–
Multi-Manager Emerging Markets Debt Opportunity	–	–	635
Multi-Manager High Yield Opportunity	26,067	2,478	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax years ended November 30, 2016 and November 30, 2015 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2016 and November 30, 2015 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2016 AND NOVEMBER 30, 2015 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2016)	$22,067	$ –
Multi-Manager Global Listed Infrastructure (2015)	41,146	37,361
Multi-Manager Global Real Estate (2016)	8,184	102,285
Multi-Manager Global Real Estate (2015)	16,171	91,111

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2016 through March 31, 2017 will be determined at the end of its tax year.

As of March 31, 2017 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

N) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets.

These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of

NORTHERN FUNDS SEMIANNUAL REPORT	89	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2017.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%
Active M International Equity	0.82%	0.795%	0.771%	0.84%

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Active M U.S. Equity	0.64%	0.621%	0.602%	0.66%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2018. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Active M International Equity Fund.

As of September 30, 2017, Axiom International Investors LLC, PanAgora Asset Management, Inc. and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2017, Causeway Capital Management LLC, Victory Capital Management Inc. and WCM Investment Management are the Sub-Advisers for the Active M International Equity Fund.

ACTIVE M/MULTI-MANAGER FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

As of September 30, 2017, Delaware Investments Fund Advisers, Granite Investment Partners, LLC, The London Company of Virginia, LLC and Polen Capital Management, LLC are the Sub-Advisers for the Active M U.S. Equity Fund

As of September 30, 2017, Lazard Asset Management LLC and Maple-Brown Abbott Limited are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2017, Brookfield Investment Management Inc. and Delaware Investments Fund Advisers are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2017, Ashmore Investment Management Limited and BlueBay Asset Management LLP are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2017, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain sub-advisers pursuant to separate agreements with such sub-advisers. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for Multi-Manager Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2017, the uninvested cash of the Funds is invested in the Northern Institutional Funds Government Assets Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Amounts in thousands	PURCHASES		SALES
	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Active M Emerging Markets Equity	$ –	$215,714	$ –	$155,185

Active M International Equity	–	613,221	–	555,381

Active M U.S. Equity	–	68,590	–	123,547

NORTHERN FUNDS SEMIANNUAL REPORT	91	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Multi-Manager Global Listed Infrastructure	$–	$190,268	$–	$326,285

Multi-Manager Global Real Estate	–	107,765	–	167,221

Multi-Manager Emerging Markets Debt Opportunity	–	150,468	–	82,296

Multi-Manager High Yield Opportunity	–	112,220	–	118,203

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Active M Emerging Markets Equity	$293,091	$(30,663)	$262,428	$860,090

Active M International Equity	196,757	(9,718)	187,039	1,232,970

Active M U.S. Equity	72,726	(9,752)	62,974	499,930

Multi-Manager Global Listed Infrastructure	192,461	(31,486)	160,975	1,064,194

Multi-Manager Global Real Estate	7,121	(9,897)	(2,776)	160,998

Multi-Manager Emerging Markets Debt Opportunity	5,638	(2,970)	2,668	169,314

Multi-Manager High Yield Opportunity	10,301	(8,743)	1,558	317,734

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	5,452	$105,428	–	$–	(3,677)	$(71,286)	1,775	$34,142

Active M International Equity	14,079	146,248	–	–	(7,134)	(76,662)	6,945	69,586

Active M U.S. Equity	3,573	41,702	25	292	(8,096)	(93,181)	(4,498)	(51,187)

Multi-Manager Global Listed Infrastructure	5,397	75,251	340	4,733	(15,748)	(219,456)	(10,011)	(139,472)

Multi-Manager Global Real Estate	254	2,790	10	109	(6,346)	(69,902)	(6,082)	(67,003)

Multi-Manager Emerging Markets Debt Opportunity	8,310	79,960	305	2,991	(1,011)	(9,803)	7,604	73,148

Multi-Manager High Yield Opportunity	2,377	23,953	117	1,179	(3,013)	(30,368)	(519)	(5,236)

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	23,590	$386,004	127	$2,034	(14,492)	$(238,772)	9,225	$149,266

Active M International Equity	17,918	169,600	108	984	(56,824)	(541,634)	(38,798)	(371,050)

Active M U.S. Equity*	59,035	630,602	45	488	(8,025)	(86,378)	51,055	544,712

Multi-Manager Global Listed Infrastructure	15,410	185,791	607	7,226	(19,926)	(240,098)	(3,909)	(47,081)

Multi-Manager Global Real Estate	3,550	38,696	1,651	16,767	(12,113)	(140,781)	(6,912)	(85,318)

ACTIVE M/MULTI-MANAGER FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Multi-Manager Emerging Markets Debt Opportunity	4,983	$46,529	100	$901	(1,981)	$(18,180)	3,102	$29,250

Multi-Manager High Yield Opportunity	8,908	86,879	229	2,224	(21,577)	(205,586)	(12,440)	(116,483)

*	Commenced investment operations on May 5, 2016.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Active M Emerging Markets Equity	Northern Institutional Funds - Government Assets Portfolio	$38,756	$137,138	$147,496	$–	$–	$114	$28,398	28,398
Active M International Equity	Northern Institutional Funds - Government Assets Portfolio	46,300	255,240	203,776	–	–	199	97,764	97,764
Active M U.S. Equity	Northern Institutional Funds - Government Assets Portfolio	17,283	100,266	95,796	–	–	75	21,753	21,753
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - Government Assets Portfolio	57,454	330,296	334,625	–	–	262	53,125	53,125
Multi-Manager Global Real Estate	Northern Institutional Funds - Government Assets Portfolio	9,793	76,682	82,546	–	–	22	3,929	3,929
Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds - Government Assets Portfolio	4,043	137,849	126,665	–	–	36	15,227	15,227
Multi-Manager High Yield Opportunity	Northern Institutional Funds - Government Assets Portfolio	8,659	105,624	98,426	–	–	53	15,857	15,857

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2017:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net Assets-Net unrealized appreciation	$–		Net Assets-Net unrealized depreciation	$(61	)*
Active M International Equity	Equity contracts	Net Assets-Net unrealized appreciation	155	*	Net Assets-Net unrealized depreciation	–
Active M U.S. Equity	Equity contracts	Net Assets-Net unrealized appreciation	206	*	Net Assets-Net unrealized depreciation	–

NORTHERN FUNDS SEMIANNUAL REPORT	93	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets-Net unrealized appreciation	$258	*	Net Assets-Net unrealized depreciation	$–
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	1,059		Unrealized depreciation on forward foreign currency exchange contracts	(825)
	Interest rate contracts	Net Assets-Net unrealized appreciation	205	**	Net Assets-Net unrealized depreciation	(60	)**
		Unrealized appreciation on bilateral interest rate swap agreements	5		Unrealized depreciation on bilateral interest rate swap agreements	–

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2017, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	BNP	$389	$(343)	$–	$46

	Citibank	670	(482)	–	188

	Total	$1,059	$(825)	$–	$234

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	BNP	$(343)	$343	$–	$–

	Citibank	(482)	482	–	–

	Total	$(825)	$825	$–	$–

ACTIVE M/MULTI-MANAGER FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

The following table set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2017:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$ 3,057

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	2,755

Active M U.S. Equity	Equity contracts	Net realized gains (losses) on futures contracts	416

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	1,319

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	792

	Credit contracts	Net realized gains (losses) on credit default swap agreements	(105)

	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	371

		Net realized gains (losses) on futures contracts	(110)

		CHANGE IN 1UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(675)

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	4

Active M U.S. Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	214

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	181

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	283

	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	4

	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	46

		Net change in unrealized appreciation (depreciation) on futures contracts	3

Volume of derivative activity for the six months ended September 30, 2017*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT

Active M Emerging Markets Equity	–	$ –	74	$1,142	–	$ –	–	$ –

Active M International Equity	–	–	34	2,224	–	–	–	–

Active M U.S. Equity	–	–	90	748	–	–	–	–

Multi-Manager Global Listed Infrastructure	–	–	96	1,716	–	–	–	–

Multi-Manager Emerging Markets Debt Opportunity	864	108,550	–	–	3	2,867	55	3,829

*	Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, futures equity and interest rate, swap credit and interest rate contracts.

**	Amounts in thousands.

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2017 (UNAUDITED)

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than the items noted below.

Lazard Asset Management LLC and Thompson, Siegel & Walmsley LLC have been appointed as Sub-Advisers to sub-advise a portion of the Active M U.S. Equity Fund effective November 9, 2017. The London Company of Virginia, LLC has been terminated as Sub-Adviser to the Active M U.S. Equity Fund, effective October 31, 2017. Brandes Investment Partners, L.P. and Wellington Management Company LLP have been appointed as Sub-Advisers to sub-advise a portion of the Active M International Fund effective October 10, 2017. Bluebay Asset Management LLP has been terminated as Sub-Adviser to the Multi-Manager Emerging Markets Debt Opportunity Fund, effective October 4, 2017. Global Evolution USA, LLC has been appointed as a Sub-Adviser to sub-advise a portion of the Multi-Manager Emerging Markets Debt Opportunity Fund effective October 4, 2017.

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ACTIVE M/MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 86), if any, in the Active M Emerging Markets Equity, Active M International Equity, Multi- Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher.

The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 91), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	1.10%	$1,000.00	$1,131.90	$5.88
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57

ACTIVE M INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.85%	$1,000.00	$1,141.70	$4.56
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31

ACTIVE M U.S. EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.66%	$1,000.00	$1,066.00	$3.42
Hypothetical	0.66%	$1,000.00	$1,021.76	$3.35

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	1.00%	$1,000.00	$1,114.50	$5.30
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.92%	$1,000.00	$1,042.30	$4.71
Hypothetical	0.92%	$1,000.00	$1,020.46	$4.66

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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FUND EXPENSES continued	SEPTEMBER 30, 2017 (UNAUDITED)

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.94%	$0.00	$0.00	$0.00
Hypothetical	0.94%	$0.00	$0.00	$0.00

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017 - 9/30/2017
Actual	0.85%	$1,000.00	$1,038.50	$4.34
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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ACTIVE M/MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS	SEPTEMBER 30, 2017 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Multi-Manager Funds, including the review of the investment performance and expenses of the investment funds covered by this Report (“Multi-Manager Funds,” and each a “Multi-Manager Fund” or “Fund”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc. (“Northern”); and (ii) the sub-advisory agreements among Northern and the Sub-Advisers to the Multi-Manager Funds.

Management Agreement Approval

The Management Agreement was re-approved with respect to each of the Multi-Manager Funds by the Board, including all of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, at an in-person meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Funds resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, fixed income stress reporting programs and cybersecurity program; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) policies adopted by Northern regarding compliance with the exemptive order applicable to the Multi-Manager Funds, including supervision and monitoring of the sub-advisers; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements) of the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the senior management, portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management and other talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

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APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS continued

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services and the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern.

The Trustees considered, in evaluating whether to continue and approve the Management Agreement, that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the investment of the net assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions and monitoring of the same. The Trustees noted that Northern manages the cash portion of each Multi-Manager Fund in addition to providing these services.

In addition, the Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the Meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees also considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, the Trustees noted that Northern’s staff conducted thorough and ongoing operational and compliance due diligence on prospective and existing sub-advisers. They noted enhancements made to the compliance and due diligence teams during the year to enhance their effectiveness and resources.

The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ reporting on stress testing with respect to fixed income Funds. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery.

The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers, including the sub-advisers, and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Multi-Manager Funds. The Trustees also took into account that the scope of services provided by Northern and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, they considered Northern’s preparation with respect to the reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and other investment

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SEPTEMBER 30, 2017 (UNAUDITED)

personnel. They also noted Northern’s recruitment and retention plans for attracting high quality professionals, as well as its portfolio management compensation structure. They also received information regarding management’s approach regarding selection and oversight of the sub-advisers and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Multi-Manager Funds through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of the Multi-Manager Funds. They first considered whether the Multi-Manager Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for the past one, two, three, four, five years and since inception, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge, as available. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer groups and universes. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to each Multi-Manager Fund’s performance benchmarks. The Trustees also considered each Multi-Manager Fund’s three-year performance versus net expenses as compared to its Broadridge peer group, as applicable.

Among other performance data considered, the Trustees took into account that:

The Active M Emerging Markets Equity Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017; and outperformed against its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period ended March 31, 2017.

The Active M International Equity Fund underperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017, and its benchmarks for the one- and three-year periods ended March 31, 2017.

The Multi-Manager Global Listed Infrastructure Fund underperformed its Broadridge performance universe average for the one- and three-year periods ended January 31, 2017; and outperformed its benchmark for the one-year period and underperformed its benchmark for the three-year period ended March 31, 2017.

The Multi-Manager Global Real Estate Fund outperformed its Broadridge performance universe average for the one-year period and underperformed for the three- and five-year periods ended January 31, 2017; and outperformed against its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods ended March 31, 2017.

The Multi-Manager Emerging Markets Debt Opportunity Fund underperformed its Broadridge performance universe average for the one- and three-year periods ended January 31, 2017, and its benchmarks for the one- and three-year periods ended March 31, 2017.

The Multi-Manager High Yield Opportunity Fund outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017; and outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods ended March 31, 2017.

With respect to the Active M U.S. Equity Fund, the Trustees took into account its performance since inception and noted that the Fund had only recently commenced operations and had a limited performance history. As result, no Broadridge comparative data was available.

The Trustees took into account management’s explanations for the performance rankings and comparisons, as well as any plans to address the performance of Multi-Manager Funds that were underperforming. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence visits and meetings and noted that Northern had replaced sub-advisers who were not performing as expected. The Trustees expected and believed that Northern was appropriately monitoring underperforming Multi-Manager Funds. They noted the in-depth performance reviews requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming. Management noted the actions taken over the past few years to address the performance of the Multi-Manager Funds, including the replacement of

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APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS continued

various Sub-Advisers with respect to the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Real Estate and Multi-Manager High Yield Opportunity Funds. Management also noted the recent change in the Active M International Equity Fund’s benchmark. The Trustees noted the improvement in performance of certain of the Multi-Manager Funds as a result of these actions and the proposed plans with respect to those Funds that continued to underperform.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and correcting any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Multi-Manager Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any fee waivers and expense reimbursements; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees took into account that Northern had reduced its management fees on several of the Multi-Manager Funds over recent years in order to reduce shareholder expenses. The Trustees also noted certain other actions taken by Northern over the years to reduce Fund expenses, such as other service provider fee reductions. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern, if any, from the applicable money market fund in compliance with the Trust’s exemptive order.

The Trustees reviewed information on the management fee rates under the Management Agreement and the Multi-Manager Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the total expense ratio after reimbursement of expenses for each of the Funds were below their respective Broadridge category objective median and their respective expense peer group. The information provided also indicated that the net management fee for each of the Multi-Manager Funds (with the exception of the Multi-Manager High Yield Opportunity Fund) were at or below their respective Broadridge peer group median. The Trustees also considered that the contractual management fees for certain of the Funds were above their respective Broadridge peer group median. The Trustees considered Northern’s discussion of the fees of the Multi-Manager Funds relative to the peer group, including the multi-manager structure and also noted that Northern had reimbursed expenses for each of the Funds. Management also noted the decreases in the contractual management fee rates and contractual expense limitations for the Active M Emerging Markets Equity, Multi-Manager Global Real Estate, Active M International Equity and Multi-Manager High Yield Opportunity Funds in 2016.

The Trustees received information describing the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of sub-advisory fees and the services provided by Northern under the Management Agreement and in supervising the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilizes multiple sub-advisers.

The Trustees also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noticed there were not applicable comparisons for every Fund. For Multi-Manager Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in the Multi-Manager Funds; information provided by Northern relating to the cost of services to be provided by it and their affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. It was noted that Northern had presented profitability information to the Trustees on a quarterly basis on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently

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SEPTEMBER 30, 2017 (UNAUDITED)

subjective and not audited. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Multi-Manager Funds’ sub-administration fees from its management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Funds and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. In addition, the Trustees considered that each Multi-Manager Fund’s management fee was subject to breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that the Active M International Equity and Multi-Manager Global Listed Infrastructure Funds had the specified asset levels at which one or more breakpoints on their management fees are triggered. The Trustees also noted that total expenses of each of the Multi-Manager Funds after reimbursements were below the objective median of their respective Broadridge category.

The Trustees determined that the Multi-Manager Funds’ current management fee structure was reasonable.

Other Benefits

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by Northern’s affiliates for transfer agency, custodial, and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Multi-Manager Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also took into account the extent to which Northern and its other clients, as well as the Multi-Manager Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients. The Trustees also noted the benefits to Northern and their affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by each of the Multi-Manager Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement would be in the best interests of each Multi-Manager Fund and its respective shareholders and should be approved with respect to each of the Multi-Manager Funds for an additional one-year term.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the existing sub-advisers (the “Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting.

The Trustees reviewed and discussed information and written materials from Northern and the Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) each Sub-Adviser’s financial condition, history of operations and ownership structure; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Sub-Advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each Sub-Adviser’s risk

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APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS continued

management and cybersecurity programs and each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s (“CCO’s”) evaluations of such policies and procedures, as well as the Sub-Adviser’s regulatory history; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the Sub-Advisers’ financial or business relationships with Northern; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various Sub-Advisers, as well as the current allocations of assets among the various Sub-Advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also considered the CCO’s compliance program and the compliance monitoring schedule for each Sub-Adviser. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds, although they noted that certain of the Sub-Advisers were being closely monitored and that if such Sub-Advisors performance did not improve, they would be subject to termination and replacement.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each Sub-Adviser’s fees paid by a Fund and fees paid to the Sub-Adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

Although the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory and where there had been Sub-adviser underperformance, Northern had acted quickly to either change the Sub-Adviser, had made other changes to improve Fund performance, or had placed the Sub-Adviser on watch pending further action if performance did not improve.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the management fee level given that Northern pays the Sub-Advisers out of its management fees. It was noted by the Trustees that most of the Sub-Advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each Sub-Adviser’s trade execution on behalf of the Funds. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were

ACTIVE M/MULTI-MANAGER FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M/MULTI-MANAGER FUNDS

SEPTEMBER 30, 2017 (UNAUDITED)

reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS (ACTIVE M INTERNATIONAL EQUITY, ACTIVE M U.S. EQUITY AND MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUNDS)

At an in-person meeting of the Board held on August 23-24, 2017 (the “Meeting”), the Trustees approved:

(i) the termination of Cambiar Investors, LLC (“Cambiar”) as a sub-adviser to the Active M International Equity Fund (which was effective on September 19, 2017) and approved with respect to the Fund: (i) a new sub-advisory agreement (the “Brandes Agreement”) between Northern and Brandes Investment Partners, L.P. (“Brandes”) and (ii) a new sub-advisory agreement (the “Wellington Agreement”) between Northern and Wellington Management Company LLP (“Wellington”) (“Wellington”). The Brandes Agreement and the Wellington Agreement became effective on October 10, 2017.

(ii) the termination of The London Company of Virginia, LLC (“TLC”) as a sub-adviser to the Active M U.S. Equity Fund (which was effective on October 31, 2017) and approved with respect to the Fund: (i) a new sub-advisory agreement (the “Lazard Agreement”) between Northern and Lazard Asset Management LLC (“Lazard”) and (ii) a new sub-advisory agreement (the “TSW Agreement”) between Northern and Thompson, Siegel & Walmsley LLC (“TSW”). The Lazard Agreement and the TSW Agreement became effective on November 9, 2017.

(iii) the termination of BlueBay Asset Management LLP (“BlueBay”) as sub-adviser to the Multi-Manager Emerging Markets Debt Opportunity Fund and approved a new sub-advisory agreement (the “Global Evolution Agreement”) between Northern and Global Evolution USA, LLC (“Global Evolution”), which was effective on or about October 4, 2017.

Brandes, Wellington, Lazard, TSW and Global Evolution are referred to each individually as a “New Sub-Adviser” and together, as the “New Sub-Advisers,” and the Brandes Agreement, Wellington Agreement, Lazard Agreement, TSW Agreement and Global Evolution Agreement are referred to together as the “New Sub-Advisory Agreements.”

Northern Funds Sub-Advisory Agreement Approval

The Brandes Agreement, Wellington Agreement, Lazard Agreement, TSW Agreement and Global Evolution Agreement were each approved by the Board, including the Independent Trustees voting separately, at the Meeting.

The Trustees reviewed and discussed information and written materials from Northern and the New Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the New Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the New Sub-Advisers’ financial conditions, history of operations and ownership structures; (iii) the New Sub-Advisers’ brokerage and soft dollar practices; (iv) the New Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the New Sub-Advisers with respect to accounts or funds managed similarly to the Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) information with respect to each New Sub-Adviser’s risk management and cybersecurity programs and each New Sub-Adviser’s compliance policies and procedures (including its codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures, as well as each New Sub-Adviser’s regulatory history; (vii) the New Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the New Sub-Advisers’ financial or business relationships with Northern, if any; and (viii) the terms of the New Sub-Advisory Agreements. The Trustees also considered Northern’s discussion of the reasons that it anticipated that the New Sub-Advisers may improve the performance of the Funds. The Trustees also reviewed Northern’s proprietary method for allocating assets among the various sub-advisers and the proposed allocation of assets among the New Sub-Advisers and the existing sub-advisers to the Funds, as well as the current allocations of assets among the sub-advisers.

In evaluating the New Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the New Sub-Advisers.

Nature, Quality and Extent of Services

The Trustees considered the information and evaluations provided by Northern with respect to each New Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which each New Sub-Adviser was proposed to be engaged in connection with a Multi-Manager Fund. For Brandes, Wellington, Lazard, TSW and Global Evolution, the Board considered Northern’s explanation for how each of these New Sub-Advisers would contribute to improved portfolio construction of the applicable Fund. For Global Evolution, the Board considered Northern’s

NORTHERN FUNDS SEMIANNUAL REPORT	105	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUBADVISORY AGREEMENTS continued	SEPTEMBER 30, 2017 (UNAUDITED)

evaluation of the New Sub-Adviser’s ability to add alpha to the applicable Fund’s returns. The Trustees also reviewed the CCO’s evaluation of each New Sub-Adviser’s compliance program, noting that the he believed these programs to be satisfactory and in compliance with regulatory requirements. The Trustee’s concluded that each New Sub-Adviser was able to provide quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the New Sub-Advisers would be paid by Northern out of its management fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each New Sub-Advisory Agreement had been negotiated at arms’-length among Northern and each New Sub-Adviser. The Trustees also considered comparisons of the New Sub-Advisers’ fees at various asset levels of the Funds and in relation to other sub-advisers to the Funds. The Trustees also compared the New Sub-Advisers’ fees in relation to their other similar institutional accounts, as applicable. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the New Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern of the Funds before and after the addition of the New Sub-Advisers as well as changes in the amount of management fees to be paid to Northern before and after the addition of the New Sub-Advisers. These comparisons showed on a Fund-by-Fund basis, that Northern’s profitability either stayed about the same or decreased and in one case slightly increased. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Northern Multi-Manager Funds’ exemptive order. The Trustees did not consider the New Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern would be paying the New Sub-Advisers out of its management fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to the New Sub-Advisers and Northern’s evaluation of that performance. The Trustees reviewed reports prepared by Northern showing the hypothetical performance of each New Sub-Adviser and the applicable Fund over various time periods if the New Sub-Adviser had been managing the applicable Fund along with the existing sub-advisers to the Fund. The Trustees also considered each New Sub-Adviser’s actual performance record in the strategy for which it was being engaged. This information was compared to performance information with respect to each Fund’s respective benchmarks. It was noted that each New Sub-Adviser had a different style than the other sub-advisers to the applicable Fund and that their style would underperform in certain markets. The Trustees concluded, based upon the information provided, that the New Sub-Advisers’ performance records were generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the management fee level given that Northern would be paying the New Sub-Advisers out of its management fees. It was noted by the Trustees that each of the new New Sub-Advisers, except Lazard, had breakpoints incorporated into its sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by the New Sub-Advisers as a result of their relationship with the Multi-Manager Funds.

These benefits included, but were not limited to, research and other benefits in connection with brokerage commissions paid by the Funds. The Trustees also considered the other relationships that the New Sub-Advisers had with Northern or its affiliates, including sub-advisory, administration, brokerage and/or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the proposed to be paid to the New Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services to be provided by each of them and that the New Sub-advisory Agreements should be approved.

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ACTIVE M/MULTI-MANAGER FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	107	ACTIVE M/MULTI-MANAGER FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

ACTIVE M/MULTI-MANAGER FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND
Ticker Symbol: BBALX

8	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Global Tactical Asset Allocation Fund summary prospectus or prospectus, which contains complete information about the Global Tactical Asset Allocation Fund’s investment objectives, risks, fees and expenses. Investors are reminded to read the summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments, at value	$763
Investments in affiliates, at value	87,069
Dividend income receivable	11
Receivable for fund shares sold	9
Receivable from investment adviser	2
Prepaid and other assets	16
Total Assets	87,870
LIABILITIES:
Payable for fund shares redeemed	206
Payable to affiliates:
Management fees	3
Custody fees	3
Trustee fees	4
Accrued other liabilities	27
Total Liabilities	243
Net Assets	$87,627
ANALYSIS OF NET ASSETS:
Capital stock	$77,336
Accumulated undistributed net investment income	455
Accumulated undistributed net realized loss	(25)
Net unrealized appreciation	9,861
Net Assets	$87,627
Shares Outstanding ($.0001 par value, unlimited authorization)	6,748
Net Asset Value, Redemption and Offering Price Per Share	$12.99
Investments, at cost	$763
Investments in affiliates, at cost	$77,208

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income	$2
Dividend income from investments in affiliates	1,321
Total Investment Income	1,323
EXPENSES:
Management fees	99
Custody fees	12
Transfer agent fees	6
Blue sky fees	11
SEC fees	1
Printing fees	23
Audit fees	9
Legal fees	12
Shareholder servicing fees	6
Trustee fees	5
Other	6
Total Expenses	190
Less expenses reimbursed by investment adviser	(76)
Net Expenses	114
Net Investment Income	1,209
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	3
Investments in affiliates	1,022
Net changes in unrealized appreciation on:
Investments in affiliates	2,656
Net Gains	3,681
Net Increase in Net Assets Resulting from Operations	$4,890

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT CHANGES IN NET ASSET	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2017

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEP 30, 2017	MAR 31, 2017
OPERATIONS:
Net investment income	$1,209	$2,010
Net realized gains (losses)	1,025	(272)
Net change in unrealized appreciation	2,656	6,010
Net Increase in Net Assets Resulting from Operations	4,890	7,748
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(550)	6,316
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(550)	6,316
DISTRIBUTIONS PAID:
From net investment income	(1,011)	(2,166)
Total Distributions Paid	(1,011)	(2,166)
Total Increase in Net Assets	3,329	11,898
NET ASSETS:
Beginning of period	84,298	72,400
End of period	$87,627	$84,298
Accumulated Undistributed Net Investment Income	$455	$257

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2017 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015	FISCAL YEAR ENDED MAR 31, 2014	FISCAL YEAR ENDED MAR 31, 2013
Net Asset Value, Beginning of Period	$12.41	$11.54		$12.20		$12.20	$11.40	$10.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.32		0.33		0.24	0.20	0.21
Net realized and unrealized gains (losses)	0.55	0.90		(0.52)		0.06	0.81	0.79
Total from Investment Operations	0.73	1.22		(0.19)		0.30	1.01	1.00
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.35	)(1)	(0.32	)(1)	(0.21)	(0.21)	(0.21)
From net realized gains	–	–		(0.15)		(0.09)	–	–
Total Distributions Paid	(0.15)	(0.35)		(0.47)		(0.30)	(0.21)	(0.21)
Net Asset Value, End of Period	$12.99	$12.41		$11.54		$12.20	$12.20	$11.40
Total Return(2)	5.92%	10.73%		(1.52)%		2.51%	8.96%	9.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$87,627	$84,298		$72,400		$79,345	$81,591	$64,037
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)(5)	0.27%	0.27%		0.27%		0.26%	0.25%	0.25%
Expenses, before reimbursements and credits(5)	0.44%	0.49%		0.46%		0.53%	0.75%	0.91%
Net investment income, net of reimbursements and credits(4)	2.82%	2.67%		2.78%		1.95%	1.79%	2.02%
Net investment income, before reimbursements and credits	2.65%	2.45%		2.59%		1.68%	1.29%	1.36%
Portfolio Turnover Rate	18.29%	27.84%		20.49%		51.55%	23.95%	73.25%

(1)	Distributions to shareholders from net investment income includes amount relating to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2017 and the fiscal year ended March 31, 2017 and less than 0.005 percent for the fiscal years ended March 31, 2016, 2015, 2014 and 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 100.2%

FlexShares Credit-Scored U.S. Corporate Bond Index Fund (1)	35,772	$1,827

FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund (1)	11,182	599

FlexShares Disciplined Duration MBS Index Fund (1)	70,790	1,694

FlexShares Global Quality Real Estate Index Fund (1)	27,887	1,724

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	135,725	3,394

FlexShares International Quality Dividend Index Fund (1)	332,196	8,710

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund (1)	133,198	8,891

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (1)	136,597	7,684

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	141,627	4,412

FlexShares Morningstar U.S. Market Factor Tilt Index Fund (1)	114,148	12,056

FlexShares Quality Dividend Index Fund (1)	241,086	10,229

FlexShares Ready Access Variable Income Fund (1)	21,381	1,614

FlexShares STOXX Global Broad Infrastructure Index Fund (1)	35,937	1,725

iShares 20+ Year Treasury Bond ETF	686	86

iShares 3-7 Year Treasury Bond ETF	2,738	338

iShares 7-10 Year Treasury Bond ETF	3,182	339

Northern Funds – Bond Index Fund (1)	1,393,746	14,732

Northern Funds – High Yield Fixed Income Fund (1)	1,005,052	6,945

Northern Institutional Funds - Government Assets Portfolio, 0.82% (1)(2)	833,024	833
Total Investment Companies
(Cost $77,971)		87,832

Total Investments – 100.2%
(Cost $77,971)		87,832

Liabilities less Other Assets – (0.2%)		(205)
NET ASSETS – 100.0%		$87,627

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of September 30, 2017 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2017, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	13.7%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
U.S. Equity	11.6	FlexShares Quality Dividend Index Fund
Non U.S. Equity Developed	10.1	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity Developed	9.9	FlexShares International Quality Dividend Index Fund
Non U.S. Equity Emerging Markets	8.7	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares Global Quality Real Estate Index Fund
U.S. Bonds – High Yield	7.9	NF High Yield Fixed Income Fund
U.S. Bonds – Investment Grade	16.8	NF Bond Index Fund
U.S. Bonds – Investment Grade	1.8	FlexShares Ready Access Variable Income Fund
U.S. Bonds – Investment Grade	2.1	FlexShares Credit-Scored U.S. Corporate Bond Index Fund
U.S. Bonds – Investment Grade	1.9	FlexShares Disciplined Duration MBS Index Fund
U.S. Bonds – Investment Grade	0.7	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund
U.S. Bonds – Investment Grade	0.4	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds – Investment Grade	0.4	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds – Investment Grade	0.1	iShares 20+ Year Treasury Bond ETF
U.S. Bonds – Inflation Protected	3.9	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Commodities/Natural Resources	5.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Global Infrastructure	2.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Cash	1.0	NIF Government Assets Portfolio
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2017 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$87,832	$–	$–	$87,832

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2017.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF	- Exchange Traded Fund
MBS	- Mortgage-Backed Security
NF	- Northern Funds
NIF	- Northern Institutional Funds
TIPS	- Treasury Inflation Protected Securities

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 42 funds as of September 30, 2017, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

In making its determination of the fair value of a security, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to: the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair

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SEPTEMBER 30, 2017 (UNAUDITED)

valuation. The Asset Management PVC will review if the markets and the issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statement of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations.

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts for hedging purposes and to help against risks and volatility caused by fluctuation in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Fund during the six months ended September 30, 2017.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

E) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that

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NOTES TO THE FINANCIAL STATEMENTS continued

exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2017, the following reclassifications were recorded for the Fund (amount in thousands):

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

$16	$(16)	$ –

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Global Tactical Asset Allocation	$ –	$229

At March 31, 2017, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS (LOSSES)
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$261	$ –	$6,384

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$2,166	$ –

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2016, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Global Tactical Asset Allocation	$2,035	$920

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Fund beneficially owned by their customers. Service Plan expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2017. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2017.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds entered into a $250,000,000 senior unsecured revolving credit facility on November 21, 2016, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such

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SEPTEMBER 30, 2017 (UNAUDITED)

Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 15-16, 2017, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 20, 2017 and will expire on November 19, 2018, unless renewed.

During the six months ended September 30, 2017, the Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	433	2.07

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for the Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2017, the annual management fees and contractual expense limitations for the Fund were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the table above is expected to continue until at least July 31, 2018. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Government Assets Portfolio (formerly known as the Diversified Assets Portfolio) of Northern Institutional Funds and/ or the Fund and/or, at the discretion of the Trust, another money market

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NOTES TO THE FINANCIAL STATEMENTS continued

fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-GOVERNMENT ASSETS PORTFOLIO

The Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, the Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2017, the uninvested cash of the Fund is invested in the Northern Institutional Funds Government Assets Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, NTI will reimburse the Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES	SALES

Amounts in thousands	OTHER	OTHER

Global Tactical Asset Allocation	$15,566	$16,252

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2017, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Global Tactical Asset Allocation	$9,375	$(340)	$9,035	$78,797

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	869	$10,985	63	$794	(976)	$(12,329)	(44)	$(550)

Transactions in capital shares for the fiscal year ended March 31, 2017, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Tactical Asset Allocation	1,762	$21,152	139	$1,644	(1,384)	$(16,480)	517	$6,316

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SEPTEMBER 30, 2017 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2017, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

FlexShares Credit-Scored U.S. Corporate Bond Index Fund	$ –	$ 1,821	$ –	$ 6	$ –	$ 8	$ 1,827	36

FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	–	594	–	5	–	4	599	11

Flexshares Disciplined Duration MBS Index Fund	–	1,700	–	(6)	–	9	1,694	71

FlexShares Global Quality Real Estate Index Fund	2,568	117	1,118	140	17	17	1,724	28

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	3,360	242	168	(33)	(7)	43	3,394	136

FlexShares International Quality Dividend Index Fund	8,533	222	698	654	(1)	218	8,710	332

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	4,254	4,348	450	694	45	125	8,891	133

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	6,882	1,003	804	534	69	121	7,684	137

FlexShares Morningstar Global Upstream Natural Resources Index Fund	5,910	400	2,131	90	143	61	4,412	142

FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,891	525	1,951	121	470	96	12,056	114

FlexShares Quality Dividend Index Fund	11,136	632	1,916	85	292	137	10,229	241

FlexShares Ready Access Variable Income Fund	–	1,655	41	–	–	8	1,614	21

FlexShares STOXX Global Broad Infrastructure Index Fund	2,541	45	976	14	101	38	1,725	36

Northern Funds – Bond Index Fund	19,227	1,056	5,725	272	(98)	231	14,732	1,394

Northern Funds – High Yield Fixed Income Fund	6,705	443	274	80	(9)	203	6,945	1,005

Northern Institutional Funds – Government Assets Portfolio	359	18,550	18,076	–	–	2	833	833
	$84,366	$33,353	$34,328	$2,656	$1,022	$1,321	$87,069	4,670

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.
12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2017 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2017 through September 30, 2017.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/2017 - 9/30/2017” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 12) which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2017	ENDING ACCOUNT VALUE 9/30/2017	EXPENSES PAID* 4/1/2017- 9/30/2017
Actual	0.27%	$1,000.00	$1,059.20	$1.39
Hypothetical	0.27%	$1,000.00	$1,023.71	$1.37

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2017. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

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GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2017 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including the review of the investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 17-18, 2017 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. This information included written materials and verbal presentations, as well as reports from the Board’s Governance Committee, which also reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Fund, resulting from their meetings and other interactions throughout the year and past years. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement is an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, fixed income stress testing programs and cyber-security program; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after any expense reimbursements and fee waivers) of the Fund in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Fund compared to the management fees charged by Northern to Northern’s other comparable institutional accounts, if any; (v) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the Trust. The Trustees understood that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. They considered the quality of

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APPROVAL OF MANAGEMENT AGREEMENT continued

Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. They noted Northern’s enhancements to technology in recent years, including in the areas of cybersecurity controls, business continuity and disaster recovery. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Fund by Northern, including its oversight of the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of Northern’s internal audit group in reviewing operations related to the Fund. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting modernization and liquidity risk management requirements required by new SEC regulations.

The Trustees also took into account the qualifications, background and responsibilities of Northern’s senior and other investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Fund. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position, stability and willingness to support the Fund through expense reimbursements. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund. They first considered whether the Fund had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees understood that the Fund had a “fund of funds” structure. The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Fund to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Broadridge. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its peer groups and peer universes. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmarks. Among other performance data considered, the Trustees noted that the Fund: outperformed its Broadridge performance universe average for the one-, three- and five-year periods ended January 31, 2017; and also outperformed its blended benchmark for the one-year period ended March 31, 2017 and underperformed the benchmark for the three-and five-year periods ended March 31, 2017. The Trustees also considered the Fund’s three-year performance versus net expenses as compared to its Broadridge peer group.

The Trustees took into account management’s discussion of the Fund’s performance relative to its peers and benchmarks, including the differences in the Fund’s investment strategy from those of the funds in the peer group in which it was placed by Broadridge. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rate and net management fees paid by the Fund after taking into account any expense reimbursements; the Fund’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place for determining the fees and expenses of the Fund. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, such as service provider fee reductions. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees that were received by Northern, if any, from the applicable Northern affiliated money market fund into which the Fund sweeps uninvested cash in compliance with the Fund’s exemptive order.

The Trustees reviewed information on the fee rates paid by the Fund under the Management Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. Among other data, the Trustees considered that the Fund’s net management fee was below its Broadridge

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SEPTEMBER 30, 2017 (UNAUDITED)

peer group median. They also considered that the Fund’s total expense ratio after reimbursement of expenses was below its Broadridge peer group and category objective medians. The Trustees also noted that Northern had reimbursed expenses of the Fund. The Trustees also noted that Northern did not manage private institutional accounts similarly managed to the Fund. Based upon the information provided to them from Northern, the Trustees, including a majority of the Independent Trustees, also determined that the services provided under the Management Agreement by Northern were in addition to, rather than duplicative of, services that Northern provided to the affiliated underlying funds in which the Fund invested.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall basis with other funds in the Trust and the Northern Institutional Funds and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees took into account that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees considered that Northern pays the Fund’s sub-administrative fees from the management fee. The Trustees also reviewed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Fund and the high quality of the services provided by Northern, as well as cost savings initiatives implemented by Northern over the years. The Trustees understood that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. The Trustees noted that although the management fee of the Fund did not currently have breakpoints, the Fund’s net management fee was below the median of its expense peer group and that total expenses of the Fund after reimbursements were below the objective median of its peer group and of its Broadridge category.

The Trustees determined that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invests. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company or its affiliates. The Trustees also took into account the extent to which Northern and its other clients, as well as the Fund, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios and the benefits to Northern and its affiliates from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded that the management fee paid by the Fund was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to the Fund for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable for this reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

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Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	No written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act were sent or delivered during the period covered by this report by or on behalf of the registrant.

(a)(4)	There has been no change to registrant’s independent public accountant.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 1, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	December 1, 2017

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